    As filed with the Securities and Exchange Commission on February 13, 2004


                                              1933 Act Registration No. 33-57340
                                              1940 Act Registration No. 811-7452

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.
                                 -------                               -----

     Post-Effective Amendment No.   27                                   X
                                 -------                               -----

                                                     and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

     Amendment No.   26                                                  X
                   -------                                             -----


                        (Check appropriate box or boxes.)

                          AIM VARIABLE INSURANCE FUNDS
                         ------------------------------
               (Exact Name of Registrant as Specified in Charter)

              11 Greenway Plaza, Suite 100, Houston, TX 77046-1173
           ----------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code    (713) 626-1919
                                                   --------------------

                                Robert H. Graham
              11 Greenway Plaza, Suite 100, Houston, TX 77046-1173
           ----------------------------------------------------------
                     (Name and Address of Agent for Service)

                                    Copy to:

                             Peter Davidson, Esquire

                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                            Houston, Texas 77046-1173

Approximate Date of Proposed Public Offering:                   Continuous

It is proposed that this filing will become effective (check appropriate box)

        immediately upon filing pursuant to paragraph (b)
  ---
        on (date) pursuant to paragraph (b)
  ---
        60 days after filing pursuant to paragraph (a)(1) c
  ---
        on (date) pursuant to paragraph (a)(1)
  ---

   X    75 days after filing pursuant to paragraph (a)(2)
  ---

        on (date) pursuant to paragraph (a)(2) of Rule 485.
  ---

If appropriate, check the following:

        This post-effective amendment designates a new effective date for a
  ---   previously filed post-effective amendment.

                     AIM V.I. REAL ESTATE FUND

                     April 30, 2004




                     Prospectus
                     Series I shares

                     Shares of the fund are currently offered only to insurance company separate accounts. AIM V.I. Real Estate Fund seeks to achieve long-term growth of capital.

                     --------------------------------------------------------

                     This prospectus contains important information about the Series I class shares ("Series I shares") of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                           -------------------------
                           AIM V.I. REAL ESTATE FUND
                           -------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------

Fees and Expenses of the Fund                        3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------

The Advisors                                         4

Advisor Compensation                                 4

Portfolio Managers                                   4

OTHER INFORMATION                                    5
------------------------------------------------------

Purchase and Redemption of Shares                    5

Pricing of Shares                                    5

Taxes                                                5

Dividends and Distributions                          5

Share Classes                                        5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                           -------------------------
                           AIM V.I. REAL ESTATE FUND
                           -------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve high total return. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies. In complying with this 80% investment requirement, the fund may invest in debt and equity securities, including convertible securities, and its investments may include other securities such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These companies include equity real estate investment trusts (REITs) that own property and mortgage REITs that make short-term construction and development mortgage loans or that invest in long-term mortgages or mortgage pools, or companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

    The fund may invest in equity, debt or convertible securities of companies unrelated to the real estate industry that the portfolio managers believe are undervalued and have potential for growth of capital. The fund will limit its investment in debt securities to those that are investment-grade or deemed by the fund's portfolio manager to be of comparable quality. The fund may invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers utilize fundamental real estate analysis and quantitative securities analysis to select investments for the fund, including analyzing a company's management and strategic focus, evaluating the location, physical attributes and cash flow generating capacity of a company's properties and calculating expected returns, among other things. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents, or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. The issuer of a debt security may default or otherwise be unable to honor a financial obligation.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    The fund could conceivably hold real estate directly if a company defaults on debt securities the fund owns. In that event, an investment in the fund may have additional risks relating to direct ownership in real estate, including difficulties in valuing and trading real estate, declines in value of the properties, risks relating to general and local economic conditions, changes in the climate for real estate, increases in taxes, expenses and costs, changes in laws, casualty and condemnation losses, rent control limitations and increases in interest rates.

    The value of the fund's investment in REITs is affected by the factors listed above, as well as the management skill of the persons managing the REIT. Since REITs have expenses of their own, you will bear a proportionate share of those expenses in addition to those of the fund. Because the fund focuses its investments in REITs and other companies related to the real estate industry, the value of your shares may rise and fall more than the value of shares of a fund that invests in a broader range of companies.

    The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly increase the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                           -------------------------
                           AIM V.I. REAL ESTATE FUND
                           -------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. Performance shown assumes the reinvestment of dividends and capital gains. The bar chart and performance table shown do not reflect charges at the separate account level; if they did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Series I shares from year to year.

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1999...................................................................    0.35%
2000...................................................................   28.63%
2001...................................................................   -0.76%
2002...................................................................    6.37%
2003...................................................................


    During the periods shown in the bar chart, the highest quarterly return was [12.58%] (quarter ended [June 30, 1999]) and the lowest quarterly return was [-8.32%] (quarter ended [September 30, 1999]). Effective [April 30, 2004] the fund changed its investment objective. Performance shown for the fund reflects the investment objective of the fund in effect during the periods shown.

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------
(for the periods ended                                         SINCE         INCEPTION
December 31, 2003)                        1 YEAR    5 YEARS   INCEPTION         DATE
------------------------------------------------------------------------------------------
AIM V.I. Real Estate Fund(1)                  --%       --%         --%        04/01/98
NAREIT-Equity REIT Index(2)                   --%       --%         --%        03/31/98
--------------------------------------------------------------------------

(1) Effective [April 30, 2004] the fund changed its investment objective. Performance shown for the fund reflects the investment objective of the fund in effect during the periods shown. Total return figures include reinvested dividends and capital gain distributions and the effect of the fund's expenses.
(2) The NAREIT Equity REIT Index is an unmanaged index considered representative of the U.S. real estate investment trust equity market. Please keep in mind that the index does not pay brokerage, management, or administrative expenses, all of which are paid by the fund and are reflected in its annual return.

                           -------------------------
                           AIM V.I. REAL ESTATE FUND
                           -------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                 SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                           None

Maximum Deferred
Sales Charge (Load)                                                   None
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                                SERIES I SHARES
--------------------------------------------------------------------------------
Management Fees                                                        [   %]

Other Expenses                                                         [   %]

Total Annual Fund                                                      [   %]
Operating Expenses                                                     [   %]
--------------------------------------------------------------------------------

Net Expenses
--------------------------------------------------------------------------------

[Footnotes to be provided by Amendment]

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series I shares of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not assume that any fund expense waiver or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. The example also does not represent the effect of any fees or other expenses of any variable annuity or variable life product. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES I SHARES                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------
AIM V.I. Real Estate Fund                    [$   ]    [$   ]    [$   ]   [$     ]
----------------------------------------------------------------------------------

                           -------------------------
                           AIM V.I. REAL ESTATE FUND
                           -------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISORS

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and manages the investment operations of the fund (formerly known as INVESCO VIF-Real Estate Opportunity Fund) and has agreed to perform or arrange for the performance of the fund's day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. INVESCO Institutional (N.A.), Inc. (INVESCO Alternatives Group division) (the subadvisor) is located at Three Galleria Tower, Suite 500, 13155 Noel Road, Dallas, TX 75240. The subadvisor is responsible for the fund's day-to-day management, including the fund's investment decisions and the execution of securities transactions with respect to the fund.

    The advisor has acted as an investment advisor since its organization in 1976 and the subadvisor has acted as an investment advisor and qualified professional asset manager since 1979. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    Prior to April 30, 2004, the fund was a series portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation. On April 30, 2004, the fund became a series portfolio of AIM Variable Insurance Funds, a Delaware statutory trust. Prior to April 30, 2004, INVESCO Funds Group, Inc. (INVESCO) served as the investment advisor for the fund.

ADVISOR COMPENSATION

During the fund's fiscal year ended December 31, 2003, INVESCO received compensation of [0.90%] of average daily net assets.

PORTFOLIO MANAGERS

The subadvisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are:

- Joe V. Rodriguez, Jr. (lead manager), Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the subadvisor and/or its affiliates since 1990.

- Mark Blackburn, Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the subadvisor and/or its affiliates since 1998. From 1995 to 1997, he was Senior Analyst and Associate Director of Research for Southwest Securities.

- James W. Trowbridge, Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the subadvisor and/or its affiliates since 1989.

They are assisted by the Real Estate Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

                           -------------------------
                           AIM V.I. REAL ESTATE FUND
                           -------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated life insurance companies funding variable annuity contracts and variable life insurance policies. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable contract owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one separate account investing in a fund could cause owners of contracts and policies funded through another separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees of the funds will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES

The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as to the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. ADJUSTMENTS TO CLOSING PRICES TO REFLECT FAIR VALUE ON AFFECTED FOREIGN SECURITIES MAY BE PROVIDED BY AN INDEPENDENT PRICING SERVICE. MULTIPLE FACTORS MAY BE CONSIDERED BY THE INDEPENDENT PRICING SERVICE IN DETERMINING ADJUSTMENTS TO REFLECT FAIR VALUE AND MAY INCLUDE INFORMATION RELATING TO SECTOR INDICES, ADRS, DOMESTIC AND FOREIGN INDEX FUTURES, AND EXCHANGE-TRADED FUNDS. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist of both ordinary income and capital gains. At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of participating life insurance companies.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" that is described in the prospectus relating to the Series II shares.

                           -------------------------
                           AIM V.I. REAL ESTATE FUND
                           -------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the fund's Series I shares. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal years (or period) indicated.

    This information has been audited by [Fund's auditor], independent accountants, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                                   YEAR ENDED DECEMBER 31,
                                                              ------------------------------------------------------------------
                                                                2003          2002           2001           2000          1999
                                                              --------      --------       --------       --------       -------
Per Share Data
Net asset value, beginning of period                                        $   9.97       $  10.15       $   7.91       $  8.22
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                         0.14           0.20           0.15          0.29
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                                 0.50          (0.28)          2.11         (0.28)
================================================================================================================================
    Total from investment operations                                            0.64          (0.08)          2.26          0.01
================================================================================================================================
Less distributions
Dividends from net investment income                                            0.12           0.10           0.02          0.32
________________________________________________________________________________________________________________________________
================================================================================================================================
Net asset value, end of period                                              $  10.49       $   9.97       $  10.15       $  7.91
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(a)                                                                6.37%          (0.76)%       28.63%         0.35%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios
Net asset value, end of period ($000 Omitted)                               $ 12,869       $  4,723       $  2,456       $   625
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets(b)(c)                                   1.36%          1.38%          1.73%         1.92%
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets(c)                         4.53%          4.35%          3.96%         4.25%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate                                                          191%           163%           168%          465%(d)
________________________________________________________________________________________________________________________________
================================================================================================================================

(a) Total Return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(b) Ratios are based on Total Expenses of the fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(c) Various expenses of the fund were voluntarily absorbed by INVESCO for the years ended December 31, 2002, 2001, 2000 and 1999. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.89%, 2.70%, 5.28% and 9.72% (annualized), respectively, and ratio of net investment income (loss) to average net assets would have been 4.00%, 3.03%, 0.41% and (3.55%) (annualized), respectively.
(d) Portfolio Turnover was greater than expected due to active trading undertaken in response to market conditions.

                           -------------------------
                           AIM V.I. REAL ESTATE FUND
                           -------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

    You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------------
 AIM V.I. REAL ESTATE FUND SERIES I
 SEC 1940 Act file number: 811-7452
------------------------------------------

AIMinvestments.com

                     AIM V.I. REAL ESTATE FUND

                     April 30, 2004




                     Prospectus
                     Series II shares

                     Shares of the fund are currently offered only to insurance company separate accounts. AIM V.I. Real Estate Fund seeks to achieve long-term growth of capital.

                     --------------------------------------------------------

                     This prospectus contains important information about the Series II class shares ("Series II shares") of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                           --------------------------
                           AIM V.I. REAL ESTATE FUND
                           --------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fees and Expenses of the Fund                        4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisors                                         5

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    6
------------------------------------------------------
Purchase and Redemption of Shares                    6

Pricing of Shares                                    6

Taxes                                                6

Dividends and Distributions                          6

Share Classes                                        6

Distribution Plan                                    6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                           --------------------------
                           AIM V.I. REAL ESTATE FUND
                           --------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve high total return. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies. In complying with this 80% investment requirement, the fund may invest in debt and equity securities, including convertible securities, and its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These companies include equity real estate investment trusts (REITs) that own property and mortgage REITs that make short-term construction and development mortgage loans or that invest in long-term mortgages or mortgage pools, or companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

    The fund may invest in equity, debt or convertible securities of companies unrelated to the real estate industry that the portfolio managers believe are undervalued and have potential for growth of capital. The fund will limit its investment in debt securities to those that are investment-grade or deemed by the fund's portfolio manager to be of comparable quality. The fund may invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers utilize fundamental real estate analysis and quantitative securities analysis to select investments for the fund, including analyzing a company's management and strategic focus, evaluating the location, physical attributes and cash flow generating capacity of a company's properties and calculating expected returns, among other things. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents, or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. The issuer of a debt security may default or otherwise be unable to honor a financial obligation.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    The fund could conceivably hold real estate directly if a company defaults on debt securities the fund owns. In that event, an investment in the fund may have additional risks relating to direct ownership in real estate, including difficulties in valuing and trading real estate, declines in value of the properties, risks relating to general and local economic conditions, changes in the climate for real estate, increases in taxes, expenses and costs, changes in laws, casualty and condemnation losses, rent control limitations and increases in interest rates.

    The value of the fund's investment in REITs is affected by the factors listed above, as well as the management skill of the persons managing the REIT. Since REITs have expenses of their own, you will bear a proportionate share of those expenses in addition to those of the fund. Because the fund focuses its investments in REITs and other companies related to the real estate industry, the value of your shares may rise and fall more than the value of shares of a fund that invests in a broader range of companies.

    The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly increase the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                           --------------------------
                           AIM V.I. REAL ESTATE FUND
                           --------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart and performance table shown do not reflect charges at the separate account level; if they did, the performance shown would be lower.

    Series II shares were first offered April 30, 2004. The performance shown for periods prior to that date reflects the historical results of the Series I class of shares ("Series I shares"), which are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund).

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1999...................................................................    0.35%
2000...................................................................   28.63%
2001...................................................................   -0.76%
2002...................................................................    6.37%
2003...................................................................


    During the periods shown in the bar chart, the highest quarterly return was [12.58%] (quarter ended [June 30, 1999]) and the lowest quarterly return was [-8.32%] (quarter ended [September 30, 1999]). Effective [April 30, 2004] the fund changed its investment objective. Performance shown for the fund reflects the investment objective of the fund in effect during the periods shown.

PERFORMANCE TABLE

The following performance table compares the fund's performance to those of unmanaged broad-based securities market indices, style-specific indices and peer-group indices. The performance table reflects the historical results of the Series I shares, and not the Series II shares, which were first offered on April 30, 2004. The Series II shares have higher expenses resulting from its Rule 12b-1 plan, which would lower the performance shown.

AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
(for the periods ended                                         SINCE         INCEPTION
December 31, 2003)                        1 YEAR   5 YEARS   INCEPTION          DATE
------------------------------------------------------------------------------------------
AIM V.I. Real Estate Fund(1)                    %        %            %        04/01/98
NAREIT-Equity REIT Index(2)                     %        %            %        03/31/98
------------------------------------------------------------------------------------------

(1) Effective [April 30, 2004] the fund changed its investment objective. Performance shown for the fund reflects the investment objective of the fund in effect during the periods shown. Total return figures include reinvested dividends and capital gain distributions and the effect of the fund's expenses.
(2) The NAREIT Equity REIT Index is an unmanaged index considered representative of the U.S. real estate investment trust equity market. Please keep in mind that the index does not pay brokerage, management, or administrative expenses, all of which are paid by the fund and are reflected in its annual return.

                           --------------------------
                           AIM V.I. REAL ESTATE FUND
                           --------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from                                              SERIES II
your investment)                                                      SHARES
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                             None

Maximum Deferred
Sales Charge (Load)                                                     None
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)
-------------------------------------------------------------------------------
(expenses that are deducted                                           SERIES II
from fund assets)                                                     SHARES
-------------------------------------------------------------------------------
Management Fees                                                          [   %]

Rule 12b-1 Fees                                                          [   %]

Other Expenses                                                           [   %]

Total Annual Fund
Operating Expenses                                                       [   %]

Net Expenses                                                             [   %]
-------------------------------------------------------------------------------

[Footnotes to be provided by Amendment]

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series II shares of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The examples do not assume that any fund expense waivers or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. The example also does not represent the effect of any fees or other expenses of any variable annuity or variable life product. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

SERIES II SHARES                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Real Estate Fund                  [$   ]    [$   ]    [$   ]   [  $   ]
--------------------------------------------------------------------------------

                           --------------------------
                           AIM V.I. REAL ESTATE FUND
                           --------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and manages the investment operations of the fund (formerly known as INVESCO VIF-Real Estate Opportunity Fund) and has agreed to perform or arrange for the performance of the fund's day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, INVESCO Institutional (N.A.), Inc. (INVESCO Alternatives Group division) (the subadvisor) is located at Three Galleria Tower, Suite 500, 13155 Noel Road, Dallas, TX 75240. The subadvisor is responsible for the fund's day-to-day management, including the fund's investment decisions and the execution of securities transactions with respect to the fund.

    The advisor has acted as an investment advisor since its organization in 1976 and the subadvisor has acted as an investment advisor and qualified professional asset manager since 1979. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    Prior to April 30, 2004, the fund was a series portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation. On April 30, 2004, the fund became a series portfolio of AIM Variable Insurance Funds, a Delaware statutory trust. Prior to April 30, 2004, INVESCO Funds Group, Inc. (INVESCO) served as the investment advisor for the fund.

ADVISOR COMPENSATION

During the fiscal year ended December 31, 2003, INVESCO received compensation of [0.90%] of average daily net assets.

PORTFOLIO MANAGERS

The subadvisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

- Joe V. Rodriguez, Jr. (lead manager), Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the subadvisor and/or its affiliates since 1990.

- Mark Blackburn, Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the subadvisor and/or its affiliates since 1998. From 1995 to 1997, he was Senior Analyst and Associate Director of Research for Southwest Securities.

- James W. Trowbridge, Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the subadvisor and/or its affiliates since 1989.

They are assisted by the Real Estate Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

                           --------------------------
                           AIM V.I. REAL ESTATE FUND
                           --------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated life insurance companies funding variable annuity contracts and variable life insurance policies. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of variable contract owners investing in separate accounts investing in the fund, and the interests of plan participants investing in the fund, may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one separate account investing in a fund could cause owners of contracts and policies funded through another separate account to lose their tax-deferred status, unless remedial actions were taken. The Board of Trustees of the fund will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES

The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as to the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. ADJUSTMENTS TO CLOSING PRICES TO REFLECT FAIR VALUE ON AFFECTED FOREIGN SECURITIES MAY BE PROVIDED BY AN INDEPENDENT PRICING SERVICE. MULTIPLE FACTORS MAY BE CONSIDERED BY THE INDEPENDENT PRICING SERVICE IN DETERMINING ADJUSTMENTS TO REFLECT FAIR VALUE AND MAY INCLUDE INFORMATION RELATING TO SECTOR INDICES, ADRS, DOMESTIC AND FOREIGN INDEX FUTURES, AND EXCHANGE-TRADED FUNDS. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist of both ordinary income and capital gains. At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of participating life insurance companies.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                           --------------------------
                           AIM V.I. REAL ESTATE FUND
                           --------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the fund's Series II shares. As of the date of this prospectus, the Series II shares had not yet commenced operations and, therefore, financial information for such shares is not available. Certain information reflects financial results for a single Series I share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal year (or period) indicated.

    This information has been audited by [Fund's auditor], independent accounts, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                             YEAR ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------------------
                                                 2003            2002                2001              2000             1999
                                                -------    ----------------    ----------------    ------------    --------------
Per share data
  Net asset value, beginning of period                         $  9.97              $10.15            $ 7.91            $8.22
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.14                0.20              0.15            0.29
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                                      0.50               (0.28)             2.11           (0.28)
=================================================================================================================================
    Total from investment operations                              0.64               (0.08)             2.26            0.01
=================================================================================================================================
Less distributions:
  Dividends from net investment income                            0.12                0.10              0.02            0.32
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $ 10.49              $ 9.97            $10.15            $7.91
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                   6.37%              (0.76)%           28.63%           0.35%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios
Net assets, end of period ($000 omitted)                       $12,869              $4,723            $2,456            $625
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets(b)(c)                     1.36%               1.38%             1.73%           1.92%
Ratio of net investment income to average net
  assets(c)                                                       4.53%               4.35%             3.96%           4.25%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                            191%                163%              168%            465%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Total Return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(b) Ratio is based on Total Expenses of the fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(c) Various expenses of the fund were voluntarily absorbed by INVESCO for the years ended December 31, 2002, 2001, 2000 and 1999 and the period ended December 31, 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.89%, 2.70%, 5.28%, 9.72% and 8.54% (annualized), respectively, and ratio of net investment income
    (loss) to average net assets would have been 4.00%, 3.03%, 0.41% (3.55%) and (1.70%) (annualized), respectively.
(d) Portfolio Turnover was greater than expected due to active trading undertaken in response to market conditions.

                           --------------------------
                           AIM V.I. REAL ESTATE FUND
                           --------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

    You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-------------------------------------------
 AIM V.I. REAL ESTATE FUND SERIES II
 SEC 1940 Act file number: 811-7452
-------------------------------------------

AIMinvestments.com

PROSPECTUS | April 30, 2004

INVESCO VIF -- CORE EQUITY FUND
SERIES I SHARES

A mutual fund sold exclusively to insurance company separate accounts for variable annuity and variable life insurance contracts.

TABLE OF CONTENTS
Investment Goals, Strategies, And Risks... 2
Fund Performance.......................... 3
Fees Table And Expenses Example........... 4
Investment Risks.......................... 4
Principal Risks Associated With The Fund.. 5
Temporary Defensive Positions............. 6
Fund Management........................... 7
Portfolio Managers........................ 7
Share Price............................... 7
Taxes..................................... 8
Dividends And Capital Gain Distributions.. 8
Voting Rights............................. 8
Share Classes............................. 8
Financial Highlights...................... 9

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.

The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

  AIM VARIABLE INSURANCE FUNDS

[LOGO]

Your goals. Our solutions./SM/  AIM INVESTMENTS/SM/

     A I M Advisors, Inc. ("AIM" or "Advisor") is the investment advisor for the Fund and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional"), is the sub-advisor for the Fund. Prior to April 30, 2004, the Fund was a series portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation (the "Company"). On April 30, 2004, the Fund became a series portfolio of AIM Variable Insurance Funds, a Delaware statutory trust. Prior to April 30, 2004, INVESCO Funds Group, Inc. ("INVESCO") served as the investment advisor for the series portfolio of the Company. INVESCO Institutional is an affiliate of INVESCO.

     The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

     Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

     [GRAPHIC]  Investment Goals & Strategies

     [GRAPHIC]  Potential Investment Risks

     [GRAPHIC]  Past Performance


        ---------------------------------------------------------------


     [GRAPHIC]  Investment Goals, Strategies, And Risks

FOR MORE DETAILS ABOUT  The Fund seeks to provide a high total return
THE FUND'S CURRENT      through both growth and current income. It is
INVESTMENTS AND MARKET actively managed. The Fund invests in a mix of OUTLOOK, PLEASE SEE THE equity securities and debt securities, as well as
MOST RECENT ANNUAL OR   in options and other investments whose value is
SEMIANNUAL REPORT.      based on the values of these securities.

                        The Fund normally invests at least 80% of its net assets in common and preferred stocks. At least
                        50% of stocks which the Fund holds will be dividend-paying common and preferred stocks.
                        Stocks selected for the Fund generally are expected to produce income and consistent, stable returns. Although the Fund focuses on the stocks of larger companies with a history of paying dividends, it also may invest in companies that have not paid regular dividends. The Fund's equity investments are limited to stocks that can be traded easily in the United States. It may, however, invest in foreign securities in the form of American Depository Receipts ("ADRs").

     The Fund will be primarily invested in large-capitalization stocks that possess one of three attributes that are attractive relative to the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"): (i) a low price-to-earnings ratio, (ii) a high dividend yield, or (iii) consistent growth.

     The Fund is managed in a blend of the growth and value investing styles. To be managed in the growth investing style means that we focus on company fundamentals and growth prospects. Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. To be managed in the value investing style means that we seek securities, particularly stocks, that are currently undervalued by the market -- companies that are performing well, or have solid management and products, but whose stock prices do not reflect that value.

     Because the Fund invests primarily in the securities of larger companies, the Fund's share price tends to rise and fall with the up and down price movements of larger company stocks. Due to its investment strategy, the Fund's portfolio includes relatively few smaller companies, which may be a disadvantage if smaller companies outperform the broad market.

     Investing in preferred stocks often is more costly than investing in common stock of the same company. The additional cost of investing in preferred stock may outweigh the benefit of dividend payments if the market value of the preferred stock does not sufficiently appreciate.

     Although the Fund is subject to a number of risks that could affect its performance, its principal risk is market risk -- that is, that the price of the securities in its portfolio will rise and fall due to price movements in the securities markets, and the securities held in the Fund's portfolio may decline in value more than the overall securities markets.

     At any given time, the Fund may be subject to sector risk. Companies that have similar lines of business (for example, financial services, health, or technology) are grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. The Fund is not limited with respect to sectors in which it can invest. If the portfolio managers allocate more of the Fund's portfolio holdings to a particular economic sector, the Fund's overall performance will be more susceptible to the economic, business, or other developments which generally affect that sector. The Fund can still be diversified, even if it is heavily weighted in one or more sectors.

     The Fund is subject to other principal risks such as potential conflicts, credit, debt securities, foreign securities, interest rate, liquidity, counterparty, and lack of timely information risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.

[GRAPHIC]  Fund Performance


     The bar chart below shows the Fund's Series I shares actual yearly performance (commonly known as its "total return") for the years ended December 31 since inception. The table below shows average annual total returns for various periods ended December 31, 2003 for the Fund's
     Series I shares compared to the S&P 500 Index. The information in the chart and table illustrates the variability of the Fund's total returns and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.

     The Fund's returns are net of its expenses, but do not reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.

    VIF -- CORE EQUITY FUND (SERIES I)
     ACTUAL ANNUAL TOTAL RETURN/1,2/
-------------------------------------------

                 [CHART]

            1995        29.25%
            1996        22.28%
            1997        28.17%
            1998        15.30%
            1999        14.84%
            2000         4.67%
            2001        (8.97%)
            2002       (19.11%)
            2003

-------------------------------------------
 Best Calendar Qtr.  [12/98]  [13.17%]
 Worst Calendar Qtr.  [9/02] [(17.53%)]

--------------------------------------------------------------------
                                      AVERAGE ANNUAL TOTAL RETURN
                                      FOR THE PERIODS ENDED 12/31/03
--------------------------------------------------------------------
                                                           SINCE
                                      1 YEAR   5 YEARS   INCEPTION
VIF -- Core Equity Fund (Series I)/1/  (--%)     --%      --%/2/
S&P 500 Index/3/                       (--%)    (--%)     --%/2/

/1/ For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO. Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.
/2/ The Fund commenced investment operations on August 10, 1994. Index comparison begins on August 31, 1994.
/3/ The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. Please keep in mind that the index does not pay brokerage, management, or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.

Fee Table and Expense Example

FEES AND EXPENSES OF THE FUND

     The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                     Series I shares
Maximum Sales Charge (Load)               None
Maximum Deferred Sales Charge (Load)      None

     ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                      Series I shares
Management Fees                            [  %]
Distribution and Service (12b-1) Fees       None
Other Expenses                             [  %]
Total Annual Fund Operating Expenses       [  %]

   [Footnotes to be provided by Amendment]


EXPENSE EXAMPLE
     This example is intended to help you compare the costs of investing in the Series I shares of the Fund with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in the Fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not assume that any Fund expense waiver or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. The example also does not represent the effect of any fees or other expenses of any variable annuity or variable life product. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

Series I shares                    1 year 3 years 5 years 10 years
  INVESCO VIF - Core Equity Fund  [$    ] [$    ] [$    ]  [$    ]

[LOGO]Investment Risks

BEFORE ALLOCATING CONTRACT     You should determine the level of risk with which
VALUES TO THE FUND, YOU        you are comfortable before you allocate con-tract
SHOULD DETERMINE THE LEVEL     values to the Fund. The principal risks of any
OF RISK WITH WHICH YOU ARE     mutual fund, including the Fund, are:
COMFORTABLE. TAKE INTO
ACCOUNT FACTORS LIKE YOUR      Not Insured. Mutual funds are not insured by the
AGE, CAREER, INCOME LEVEL, AND FDIC or any other government agency, unlike bank
TIME HORIZON.                  deposits such as CDs or savings accounts.

                               No Guarantee. No mutual fund can guarantee that it will meet its investment objectives.

                               Possible Loss Of Investment. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

                               Volatility. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity and debt markets as a whole.

[GRAPHIC]  Principal Risks Associated With The Fund

     You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

     POTENTIAL CONFLICTS
     Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. The Board will monitor events for any potential conflicts.

     MARKET RISK
     Equity stock prices vary and may fall, thus reducing the value of the Fund's investment. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of large companies are less volatile than those of mid-size companies or small companies.

     CREDIT RISK
     The Fund may invest in debt instruments, such as notes and bonds. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

     DEBT SECURITIES RISK

     Debt securities include bonds, notes, and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

     Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which the Fund invests. A decline in interest rates tends to increase the market values of debt securities in which the Fund invests.

     Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful but not certain guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated securities tend to offer higher interest rates. Lower-rated debt securities are often referred to as "junk bonds." A debt security is considered lower grade if it is rated Ba or less by Moody's or BB or less by S&P.

     Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Junk bonds are perceived by independent rating agencies as having a greater risk that their issuers will not be able to pay the interest and principal as they become due over the life of the bond. In addition to the loss of interest payments, the market value of a defaulted bond would likely drop, and the Fund would be forced to sell it at a loss. Debt securities rated lower than B by either S&P or Moody's are usually considered to be highly speculative.

     In addition to poor individual company performance in the marketplace or in internal management, a significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could hurt their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely affect issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, the Advisor attempts to limit purchases of lower-rated securities to securities having an established secondary market.

     Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB, B, or CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

     FOREIGN SECURITIES RISKS
     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers, provided that all such securities are denominated and pay interest in U.S. dollars (such as Eurobonds and Yankee Bonds). Securities of Canadian issuers and American Depositary Receipts are not subject to this limitation.

       Currency Risk. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

       Political Risk. Political actions, events, or instability may result in unfavorable changes in the value of a security.

       Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

       Diplomatic Risk. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     INTEREST RATE RISK
     Changes in interest rates will affect the resale value of debt securities held in the Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements.

     LIQUIDITY RISK
     The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

     COUNTERPARTY RISK
     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

     LACK OF TIMELY INFORMATION RISK
     Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

                 --------------------------------------------

     Although the Fund generally invests in equity and debt securities, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

INVESTMENT                                                                              RISKS
--------------------------------------------------------------------------------------------------------------------------
American Depositary Receipts (ADRs)
These are securities issued by U.S. banks that represent shares of foreign corporations Market, Information, Political,
held by those banks. Although traded in U.S. securities markets and valued in U.S.      Regulatory, Diplomatic, Liquidity,
dollars, ADRs carry most of the risks of investing directly in foreign securities.      and Currency Risks
--------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements
A contract under which the seller of a security agrees to buy it back at an agreed-upon Credit and Counterparty Risks price and time in the future.
--------------------------------------------------------------------------------------------------------------------------

[GRAPHIC]  Temporary Defensive Positions

     When securities markets or economic conditions are unfavorable or unsettled, the Advisor might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. The Advisor has the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

     Fund Management

                         INVESTMENT ADVISOR

AIM, INVESCO INSTITUTIONAL   AIM is the investment advisor for the Fund and INVESCO Institutional is the sub-advisor for the
AND ADI ARE SUBSIDIARIES OF  Fund. INVESCO Institutional is an affiliate of INVESCO. AIM is located at 11 Greenway Plaza, Suite
AMVESCAP PLC, AN             100, Houston, Texas 77046-1173. The Fund's investment advisor manages the investment operations
INTERNATIONAL INVESTMENT     of the Fund and has agreed to perform or arrange for the performance of the Fund's day-to-day
MANAGEMENT COMPANY THAT      management. AIM has acted as an investment advisor since its organization in 1976. Today, AIM,
MANAGES MORE THAN [$345.2]   together with its subsidiaries, advises or manages over 200 investment portfolios, encompassing a
BILLION IN ASSETS WORLDWIDE. broad range of investment objectives. INVESCO Institutional is located at 1355 Peachtree Street, NE,
AMVESCAP IS BASED IN LONDON, Suite 250, Atlanta, Georgia. As sub-advisor, INVESCO Institutional is responsible for the Fund's day-
WITH MONEY MANAGERS          to-day management, including the Fund's investment decisions and the execution of securities
LOCATED IN EUROPE, NORTH     transactions with respect to the Fund.
AND SOUTH AMERICA, AND THE
FAR EAST.                    A I M Distributors, Inc. ("ADI") is the Fund's distributor and is responsible for the sale of the
                             Fund's shares. AIM, INVESCO Institutional and ADI are subsidiaries of AMVESCAP PLC.

                             Prior to April 30, 2004, INVESCO served as the investment advisor for the Fund. The following table shows the fees the Fund paid to INVESCO for its advisory services in the fiscal year ended De-
                             cember 31, 2003.

------------------------------------------------------------------
                           ADVISORY FEE AS A PERCENTAGE OF FUND
    FUND                AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
------------------------------------------------------------------
VIF -- Core Equity Fund                    --%

Portfolio Managers

     The following individuals are primarily responsible for the day-to-day management of the Fund's portfolio holdings:

     Michael Heyman has been responsible for the Fund since July 1, 2003. He is a member of the INVESCO-NAM Portfolio Group. He has more than 25 years of investment management experience. Mick is a graduate of Northwestern University, a Chartered Financial Analyst and a member of the Louisville Society of Financial Analysts.

     Mark Lattis has been responsible for the Fund since July 1, 2003. He is a member of the INVESCO-NAM Portfolio Group. He has more than 10 years of investment management experience. After completing his undergraduate studies at the University of Louisville, Mark went on to earn an MBA from the University of Kentucky. He is a Chartered Financial Analyst and a member of the Louisville Society of Financial Analysts and currently serves as its President.

Share Price

     The Fund prices its shares based on its net asset value. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The Fund values all other securities and assets at their fair value. Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as to the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds. Because the Fund may invest in securities that are primarily listed on foreign exchanges, the value of the Fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The Fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.

[GRAPHIC]  Taxes


     The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

     Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPHIC]  Dividends And Capital Gain Distributions


NET INVESTMENT INCOME AND NET  The Fund intends to distribute substantially all
REALIZED CAPITAL GAINS ARE     of its net investment income, if any, in
DISTRIBUTED TO SHAREHOLDERS AT divi-dends to its shareholders. For dividend
LEAST ANNUALLY.                purposes, net investment income consists of all
                               divi-dends or interest earned by the Fund's
                               investments, minus the Fund's expenses (including
                               the advisory fee). All of the Fund's net realized
                               capital gains, if any, are distributed
                               periodically, no less frequently than annually.
                               All dividends and distributions of the Fund are
                               reinvested in additional shares of the Fund at
                               net asset value.

     Voting Rights

     Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

     Share Classes

     The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan". This prospectus relates to the Series I shares.

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Fund's Series I shares for the past five years. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [Fund's auditor], independent accountants, whose report, along with the financial statements, is included in the Fund's 2003 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting ADI at the address or telephone number on the back cover of this Prospectus.

                                                              YEAR ENDED DECEMBER 31
---------------------------------------------------------------------------------------------
                                                     2003   2002     2001      2000    1999
PER SHARE DATA
Net Asset Value -- Beginning of Period                     $18.58    $20.71    $21.01  $18.61
---------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                        0.21      0.20      0.23    0.26
Net Gains or (Losses) on Securities
 (Both Realized and Unrealized)                             (3.76)    (2.06)     0.72    2.50
---------------------------------------------------------------------------------------------
Total from Investment Operations                            (3.55)    (1.86)     0.95    2.76
---------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income                         0.26      0.21      0.02    0.25
Distributions from Capital Gains                             0.00      0.06      1.23    0.11
---------------------------------------------------------------------------------------------
Total Distributions                                          0.26      0.27      1.25    0.36
---------------------------------------------------------------------------------------------
Net Asset Value -- End of Period                           $14.77    $18.58    $20.71  $21.01
=============================================================================================

TOTAL RETURN/(a)/                                         (19.11%)   (8.97%)    4.87%  14.84%

RATIOS
Net Assets -- End of Period ($000 Omitted)                $95,531  $133,754  $126,683 $79,893
Ratio of Expenses to Average Net Assets/(b)/                1.12%     1.09%     1.08%   1.05%
Ratio of Net Investment Income to Average Net Assets        0.99%     1.27%     1.37%   1.38%
Portfolio Turnover Rate                                       49%       29%       69%     86%

/(a)/Total Return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
/(b)/Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).

     April 30, 2004

     AIM VARIABLE INSURANCE FUNDS
     INVESCO VIF -- CORE EQUITY FUND

     You may obtain additional information about the Fund from several sources.

     Financial Reports. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as the effect of market and general economic trends and the Fund's investment strategy on the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

     Statement of Additional Information. The SAI dated April 30, 2004 is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

     Internet. The Prospectus, annual report, semiannual report, and SAI of the Fund are available on the SEC website at www.sec.gov.

     To obtain a free copy of the current Prospectus, SAI, annual report, or semiannual report, write to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173; or call 1-800-410-4246. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. Information on the operation of the Public Reference Room, including information about duplicating fee charges, can be obtained by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-7452 and 033-57340.

PROSPECTUS | April 30, 2004






INVESCO VIF -- CORE EQUITY FUND


SERIES II SHARES


A mutual fund sold exclusively to insurance company separate accounts for variable annuity and variable life insurance contracts.


TABLE OF CONTENTS
Investment Goals, Strategies, And Risks................ 2
Fund Performance....................................... 3
Fees Table And Expenses Example........................ 4
Investment Risks....................................... 4
Principal Risks Associated With The Fund............... 5
Temporary Defensive Positions.......................... 6
Fund Management........................................ 7
Portfolio Managers..................................... 7
Share Price............................................ 7
Taxes.................................................. 8
Dividends And Capital Gain Distributions............... 8
Voting Rights.......................................... 8
Share Classes.......................................... 8
Distribution Plan...................................... 8
Financial Highlights................................... 9



No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.


The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

AIM VARIABLE INSURANCE FUNDS               Your goals          [LOGO]
                                       Our solutions sm         AIM
                                                             Investments

     A I M Advisors, Inc. ("AIM" or "Advisor") is the investment advisor for the Fund and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional"), is the sub-advisor for the Fund. Prior to April 30, 2004, the Fund was a series portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation (the "Company"). On April 30, 2004, the Fund became a series portfolio of AIM Variable Insurance Funds, a Delaware statutory trust. Prior to April 30, 2004, INVESCO Funds Group, Inc. ("INVESCO") served as the investment advisor for the series portfolio of the Company. INVESCO Institutional is an affiliate of INVESCO.


     The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

     Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[GRAPHIC] Investment Goals & Strategies


[GRAPHIC] Potential Investment Risks

[GRAPHIC] Past Performance


        ---------------------------------------------------------------



[GRAPHIC] Investment Goals, Strategies, And Risks


FOR MORE DETAILS ABOUT  The Fund seeks to provide a high total return
THE FUND'S CURRENT      through both growth and current income. It is
INVESTMENTS AND MARKET actively managed. The Fund invests in a mix of OUTLOOK, PLEASE SEE THE equity securities and debt securities, as well as
MOST RECENT ANNUAL OR   in options and other investments whose value is
SEMIANNUAL REPORT.      based on the values of these securities.

                        The Fund normally invests at least 80% of its net assets in common and preferred stocks. At least 50% of stocks which the Fund holds will be dividend-paying common and preferred stocks. Stocks selected for the Fund generally are expected to produce income and consistent, stable returns. Although the Fund focuses on the stocks of larger companies with a history of paying dividends, it also may invest in companies that have not paid regular dividends. The Fund's equity investments are limited to stocks that can be traded easily in the United States. It may, however, invest in foreign securities in the form of American Depository Receipts ("ADRs").



     The Fund will be primarily invested in large-capitalization stocks that possess one of three attributes that are attractive relative to the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"): (i) a low price-to-earnings ratio, (ii) a high dividend yield, or (iii) consistent growth.



     The Fund is managed in a blend of the growth and value investing styles. To be managed in the growth investing style means that we focus on company fundamentals and growth prospects. Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. To be managed in the value investing style means that we seek securities, particularly stocks, that are currently undervalued by the market -- companies that are performing well, or have solid management and products, but whose stock prices do not reflect that value.


     Because the Fund invests primarily in the securities of larger companies, the Fund's share price tends to rise and fall with the up and down price movements of larger company stocks. Due to its investment strategy, the Fund's portfolio includes relatively few smaller companies, which may be a disadvantage if smaller companies outperform the broad market.

     Investing in preferred stocks often is more costly than investing in common stock of the same company. The additional cost of investing in preferred stock may outweigh the benefit of dividend payments if the market value of the preferred stock does not sufficiently appreciate.

     Although the Fund is subject to a number of risks that could affect its performance, its principal risk is market risk -- that is, that the price of the securities in its portfolio will rise and fall due to price movements in the securities markets, and the securities held in the Fund's portfolio may decline in value more than the overall securities markets.

     At any given time, the Fund may be subject to sector risk. Companies that have similar lines of business (for example, financial services, health, or technology) are grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. The Fund is not limited with respect to sectors in which it can invest. If the portfolio managers allocate more of the Fund's portfolio holdings to a particular economic sector, the Fund's overall performance will be more susceptible to the economic, business, or other developments which generally affect that sector. The Fund can still be diversified, even if it is heavily weighted in one or more sectors.

     The Fund is subject to other principal risks such as potential conflicts, credit, debt securities, foreign securities, interest rate, liquidity, counterparty, and lack of timely information risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.


     [GRAPHIC] Fund Performance


     The bar chart below shows the Fund's actual yearly performance (commonly known as its "total return") for the years ended December 31 since inception. The table below shows average annual total returns for various periods ended December 31, 2003 for the Fund compared to the S&P 500 Index. The information in the chart and table illustrates the variability of the Fund's total returns and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.


     The Fund's returns are net of its expenses, but do not reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.


     Series II shares were first offered April 30, 2004. The performance shown for periods prior to that date reflects the historical results of the Series I class of shares ("Series I shares"), which are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). All performance shown assumes the reinvestment of dividends and capital gains.





         VIF -- CORE EQUITY FUND
      ACTUAL ANNUAL TOTAL RETURN 1,2
-------------------------------------------
                                  [CHART]
 1995     1996      1997     1998     1999     2000     2001     2002      2003
------   ------    ------   ------   ------   ------   ------   ------    ------
29.25%   22.28%    28.17%   15.30%   14.64%    4.67%  (8.97%)  (19.11%)

--------------------------------------------------------------------------------
 Best Calendar Qtr.  [12/98]  [13.17%]
 Worst Calendar Qtr.  [9/02] [(17.53%)]



     The performance table reflects the historical results of the Series I shares, and not the Series II shares, which were first offered on April 30, 2004. The Series II shares have higher expenses resulting from its Rule 12b-1 plan, which would lower the performance shown.



---------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                           FOR THE PERIODS ENDED 12/31/03
---------------------------------------------------------
                                                SINCE
                           1 YEAR   5 YEARS   INCEPTION
VIF -- Core Equity Fund 1   (--%)     --%      --% 2
S&P 500 Index 3             (--%)    (--%)     --% 2



 1 For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO. Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.

 2 The Fund commenced investment operations on August 10, 1994. Index comparison begins on August 31, 1994.
 3 The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. Please keep in mind that the index does not pay brokerage, management, or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.

Fee Table and Expense Example



     FEES AND EXPENSES OF THE FUND



     The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.



     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)




                                     Series II shares
Maximum Sales Charge (Load)                None
Maximum Deferred Sales Charge (Load)       None



     ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)




                                      Series I shares
Management Fees                            [  %]
Distribution and service (12b-1) Fees      0.25%
Other Expenses                             [  %]
Total Annual Fund Operating Expenses       [  %]






     [Footnotes to be provided by Amendment]



     EXPENSE EXAMPLE


     This example is intended to help you compare the costs of investing in the Series II shares of the Fund with the cost of investing in other mutual funds.



     The example assumes that you invest $10,000 in the Fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not assume that any Fund expense waiver or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. The example also does not represent the effect of any fees or other expenses of any variable annuity or variable life product. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



Series II shares                  1 year 3 years 5 years 10 years
  INVESCO VIF - Core Equity Fund   [$  ]   [$  ]   [$  ]    [$  ]


[GRAPHIC] Investment Risks


BEFORE ALLOCATING CONTRACT     You should determine the level of risk with which
VALUES TO THE FUND, YOU        you are comfortable before you allocate con-tract
SHOULD DETERMINE THE LEVEL     values to the Fund. The principal risks of any
OF RISK WITH WHICH YOU ARE     mutual fund, including the Fund, are:
COMFORTABLE. TAKE INTO
ACCOUNT FACTORS LIKE YOUR      Not Insured. Mutual funds are not insured by the
AGE, CAREER, INCOME LEVEL, AND FDIC or any other government agency, unlike bank
TIME HORIZON.                  deposits such as CDs or savings accounts.

                               No Guarantee. No mutual fund can guarantee that it will meet its investment objectives.

                               Possible Loss Of Investment. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

                               Volatility. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity and debt markets as a whole.

[GRAPHIC] Principal Risks Associated With The Fund

     You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

     POTENTIAL CONFLICTS

     Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. The Board will monitor events for any potential conflicts.


     MARKET RISK
     Equity stock prices vary and may fall, thus reducing the value of the Fund's investment. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of large companies are less volatile than those of mid-size companies or small companies.

     CREDIT RISK
     The Fund may invest in debt instruments, such as notes and bonds. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

     DEBT SECURITIES RISK

     Debt securities include bonds, notes, and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

     Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which the Fund invests. A decline in interest rates tends to increase the market values of debt securities in which the Fund invests.

     Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful but not certain guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated securities tend to offer higher interest rates. Lower-rated debt securities are often referred to as "junk bonds." A debt security is considered lower grade if it is rated Ba or less by Moody's or BB or less by S&P.

     Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Junk bonds are perceived by independent rating agencies as having a greater risk that their issuers will not be able to pay the interest and principal as they become due over the life of the bond. In addition to the loss of interest payments, the market value of a defaulted bond would likely drop, and the Fund would be forced to sell it at a loss. Debt securities rated lower than B by either S&P or Moody's are usually considered to be highly speculative.


     In addition to poor individual company performance in the marketplace or in internal management, a significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could hurt their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely affect issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, the Advisor attempts to limit purchases of lower-rated securities to securities having an established secondary market.


     Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB, B, or CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

     FOREIGN SECURITIES RISKS
     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers, provided that all such securities are denominated and pay interest in U.S. dollars (such as Eurobonds and Yankee Bonds). Securities of Canadian issuers and American Depositary Receipts are not subject to this limitation.

       Currency Risk. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

       Political Risk. Political actions, events, or instability may result in unfavorable changes in the value of a security.

       Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

       Diplomatic Risk. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     INTEREST RATE RISK
     Changes in interest rates will affect the resale value of debt securities held in the Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements.

     LIQUIDITY RISK
     The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

     COUNTERPARTY RISK
     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

     LACK OF TIMELY INFORMATION RISK
     Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

                 --------------------------------------------

     Although the Fund generally invests in equity and debt securities, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

INVESTMENT                                                                              RISKS
--------------------------------------------------------------------------------------------------------------------------
American Depositary Receipts (ADRs)
These are securities issued by U.S. banks that represent shares of foreign corporations Market, Information, Political,
held by those banks. Although traded in U.S. securities markets and valued in U.S.      Regulatory, Diplomatic, Liquidity,
dollars, ADRs carry most of the risks of investing directly in foreign securities.      and Currency Risks
--------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements
A contract under which the seller of a security agrees to buy it back at an agreed-upon Credit and Counterparty Risks price and time in the future.
--------------------------------------------------------------------------------------------------------------------------


[GRAPHIC] Temporary Defensive Positions

     When securities markets or economic conditions are unfavorable or unsettled, the Advisor might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. The Advisor has the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

Fund Management

                         INVESTMENT ADVISOR

AIM, INVESCO INSTITUTIONAL   AIM is the investment advisor for the Fund and INVESCO Institutional is
AND ADI ARE SUBSIDIARIES OF  the sub-advisor for the Fund. INVESCO Institutional is an affiliate of
AMVESCAP PLC, AN             INVESCO. AIM is located at 11 Greenway Plaza, Suite 100, Houston, Texas
INTERNATIONAL INVESTMENT     77046-1173. The Fund's investment advisor manages the investment
MANAGEMENT COMPANY THAT      operations of the Fund and has agreed to perform or arrange for the
MANAGES MORE THAN [$345.2]   performance of the Fund's day-to-day management. AIM has acted as an
BILLION IN ASSETS WORLDWIDE. investment advisor since its organization in 1976. Today, AIM, together
AMVESCAP IS BASED IN LONDON, with its subsidiaries, advises or manages over 200 investment portfolios,
WITH MONEY MANAGERS          encompassing a broad range of investment objectives. INVESCO Institutional
LOCATED IN EUROPE, NORTH     is located at 1355 Peachtree Street, NE, Suite 250, Atlanta, Georgia. As
AND SOUTH AMERICA, AND THE   sub-advisor, INVESCO Institutional is responsible for the Fund's
FAR EAST.                    day-to-day management, including the Fund's investment decisions and the execution of securities transactions with respect to the Fund.

                             A I M Distributors, Inc. ("ADI") is the Fund's distributor and is responsible for the sale of the Fund's shares. AIM, INVESCO Institutional and ADI are subsidiaries of AMVESCAP PLC.



Prior to April 30, 2004, INVESCO served as the investment advisor for the Fund. The following table shows the fees the Fund paid to INVESCO for its advisory services in the fiscal year ended December 31, 2003.



---------------------------------------------------------------
                        ADVISORY FEE AS A PERCENTAGE OF FUND
FUND                 AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
---------------------------------------------------------------
VIF-Core Equity Fund                    --%


Portfolio Managers


     The following individuals are primarily responsible for the day-to-day management of the Fund's portfolio holdings:



     Michael Heyman has been responsible for the Fund since July 1, 2003. He is a member of the INVESCO-NAM Portfolio Group. He has more than 25 years of investment management experience. Mick is a graduate of Northwestern University, a Chartered Financial Analyst and a member of the Louisville Society of Financial Analysts.



     Mark Lattis has been responsible for the Fund since July 1, 2003. He is a member of the INVESCO-NAM Portfolio Group. He has more than 10 years of investment management experience. After completing his undergraduate studies at the University of Louisville, Mark went on to earn an MBA from the University of Kentucky. He is a Chartered Financial Analyst and a member of the Louisville Society of Financial Analysts and currently serves as its President.


Share Price




     The Fund prices its shares based on its net asset value. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The Fund values all other securities and assets at their fair value. Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as to the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign tax futures, and exchange-traded funds. Because the Fund may invest in securities that are primarily listed on foreign exchanges, the value of the Fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The Fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.

     Taxes                          [GRAPHIC]


     The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

     Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

     [GRAPHIC] Dividends And Capital Gain Distributions



NET INVESTMENT INCOME AND NET  The Fund intends to distribute substantially all
REALIZED CAPITAL GAINS ARE     of its net investment income, if any, in
DISTRIBUTED TO SHAREHOLDERS AT divi-dends to its shareholders. For dividend
LEAST ANNUALLY.                purposes, net investment income consists of all
                               divi-dends or interest earned by the Fund's
                               investments, minus the Fund's expenses (including
                               the advisory fee). All of the Fund's net realized
                               capital gains, if any, are distributed
                               periodically, no less frequently than annually.
                               All dividends and distributions of the Fund are
                               reinvested in additional shares of the Fund at
                               net asset value.




     Voting Rights

     Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.


     Share Classes



     The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.





     Distribution Plan



     The Fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment.

Financial Highlights


The financial highlights table is intended to help you understand the financial performance of the Fund for the past five years. Certain information reflects the financial results for a single Series I Fund share. As of the date of this prospectus, the Series II shares had not yet commenced operations and, therefore, financial information for such shares is not available. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [Fund's auditor], independent accountants, whose report, along with the financial statements, is included in the Fund's 2003 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting ADI at the address or telephone number on the back cover of this Prospectus.



                                                              YEAR ENDED DECEMBER 31
---------------------------------------------------------------------------------------------
                                                     2003   2002     2001      2000    1999
PER SHARE DATA
Net Asset Value -- Beginning of Period                     $18.58    $20.71    $21.01  $18.61
---------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                        0.21      0.20      0.23    0.26
Net Gains or (Losses) on Securities
 (Both Realized and Unrealized)                             (3.76)    (2.06)     0.72    2.50
---------------------------------------------------------------------------------------------
Total from Investment Operations                            (3.55)    (1.86)     0.95    2.76
---------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income                         0.26      0.21      0.02    0.25
Distributions from Capital Gains                             0.00      0.06      1.23    0.11
---------------------------------------------------------------------------------------------
Total Distributions                                          0.26      0.27      1.25    0.36
---------------------------------------------------------------------------------------------
Net Asset Value -- End of Period                           $14.77    $18.58    $20.71  $21.01
=============================================================================================

TOTAL RETURN a                                            (19.11%)   (8.97%)    4.87%  14.84%

RATIOS
Net Assets -- End of Period ($000 Omitted)                $95,531  $133,754  $126,683 $79,893
Ratio of Expenses to Average Net Assets b                   1.12%     1.09%     1.08%   1.05%
Ratio of Net Investment Income to Average Net Assets        0.99%     1.27%     1.37%   1.38%
Portfolio Turnover Rate                                       49%       29%       69%     86%


(a)Total Return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(b)Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).

     April 30, 2004


     AIM VARIABLE INSURANCE FUNDS

     INVESCO VIF -- CORE EQUITY FUND

     You may obtain additional information about the Fund from several sources.

     Financial Reports. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as the effect of market and general economic trends and the Fund's investment strategy on the Fund's performance. The annual report also includes the report of the Fund's independent accountants.


     Statement of Additional Information. The SAI dated April 30, 2004 is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.



     Internet. The Prospectus, annual report, semiannual report, and SAI of the Fund are available on the SEC website at www.sec.gov.



     To obtain a free copy of the current Prospectus, SAI, annual report, or semiannual report, write to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173; or call 1-800-410-4246. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. Information on the operation of the Public Reference Room, including information about duplicating fee charges, can be obtained by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-7452 and 033-57340.

PROSPECTUS | April 30, 2004



INVESCO VIF -- DYNAMICS FUND

SERIES I SHARES

A mutual fund sold exclusively to insurance company separate accounts for variable annuity and variable life insurance contracts.


TABLE OF CONTENTS
Investment Goals, Strategies, And Risks..2
Fund Performance.........................3
Fee Table and Expense Example............4
Investment Risks........................ 4
Principal Risks Associated With The Fund 5
Temporary Defensive Positions........... 6
Portfolio Turnover...................... 6
Fund Management......................... 6
Portfolio Manager....................... 6
Share Price............................. 7
Taxes................................... 7
Dividends And Capital Gain Distributions 7
Voting Rights........................... 7
Share Classes............................7
Financial Highlights.................... 8



No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.


The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

  AIM VARIABLE INSURANCE FUNDS
[LOGO] Your goals
Our solutions sm
AIM
Investments

     A I M Advisors, Inc. ("AIM" or "Advisor") is the investment advisor for the Fund and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional"), is the sub-advisor for the Fund. Prior to April 30, 2004, the Fund was a series portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation (the "Company"). On April 30, 2004, the Fund became a series portfolio of AIM Variable Insurance Funds, a Delaware statutory trust. Prior to April 30, 2004, INVESCO Funds Group, Inc. ("INVESCO") served as the investment advisor for the series portfolio of the Company. INVESCO Institutional is an affiliate of INVESCO.


     The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

     Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

     Investment Goals & Strategies  [GRAPHIC]


[LOGO]Potential Investment Risks

     Past Performance               [GRAPHIC]


                 --------------------------------------------



                                    [GRAPHIC]

     [LOGO]
          Investment Goals, Strategies, And Risks




FOR MORE DETAILS ABOUT The Fund seeks long-term capital growth. It is THE FUND'S CURRENT IN- actively managed. The Fund invests primarily in
VESTMENTS AND MARKET    equity securities that the Advisor believes will
OUTLOOK, PLEASE SEE THE rise in price faster than other securities, as
MOST RECENT ANNUAL OR   well as in options and other investments whose
SEMIANNUAL REPORT.      values are based upon the values of equity
                        securities.

                        The Fund normally invests at least 65% of its net assets in common stocks of mid-size companies. The Fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell MidCap(R) Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Fund also has the flexibility to invest in other types of securities in-cluding preferred stocks, convertible securities, and bonds.



     The core of the Fund's portfolio is invested in securities of established companies that are leaders in attractive growth markets with a history of strong returns. The remainder of the portfolio is invested in securities of companies that show accelerating growth, driven by product cycles, favorable industry or sector conditions, and other factors that the Advisor believes will lead to rapid sales or earnings growth.


     The Fund's strategy relies on many short-term factors including current information about a company, investor interest, price movements of a company's securities, and general market and monetary conditions. Consequently, the Fund's investments may be bought and sold relatively frequently.


     The Fund is managed in the growth style. The Advisor uses a research-oriented "bottom up" investment approach to create the Fund's investment portfolio focusing on company fundamentals and growth prospects when selecting securities.


     We seek securities for the Fund that meet the following standards:
    . Exceptional growth: The markets and industries they represent are growing significantly faster than the economy as a whole.
    . Leadership: They are leaders -- or emerging leaders -- in these markets, securing their positions through technology, marketing, distribution, or some other innovative means.
    . Financial validation: Their returns -- in the form of sales unit growth, rising operating margins, internal funding and other factors -- demonstrate exceptional growth and leadership.

     Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.

     While the Fund generally invests in mid-sized companies, the Fund sometimes invests in the securities of smaller companies. The prices of these securities tend to move up and down more rapidly than the securities prices of larger, more established companies, and the price of Fund shares tends to fluctuate more than it would if the Fund invested in the securities of larger companies.

     At any given time, the Fund may be subject to sector risk. Companies with similar lines of business (for example, financial services, health, or technology) are grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. The Fund is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of his Fund's portfolio holdings to a particular economic sector, the Fund's overall performance will be more susceptible to the economic, business, or other developments which generally affect that sector. The Fund can still be diversified, even if it is heavily weighted in one or more sectors.

     The Fund is subject to other principal risks such as potential conflicts, market, liquidity, counterparty, foreign securities, lack of timely information, and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.


     Fund Performance               [GRAPHIC]


     The bar chart below shows the Fund's Series I shares actual yearly performance (commonly known as its "total return") for the years ended December 31 since inception. The table below shows average annual total returns for various periods ended December 31, 2003 for the Fund's
     Series I shares compared to the Russell Midcap Growth Index. The information in the chart and table illustrates the variability of the Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.


     The Fund's returns are net of its expenses, but do not reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.


      VIF -- DYNAMICS FUND (SERIES I)
      ACTUAL ANNUAL TOTAL RETURN 1,2
-------------------------------------------

                                    [CHART]

1998        19.35%
1999        55.60%
2000        (3.55%)
2001       (31.14%)
2002       (31.90%)
2003

-------------------------------------------
Best Calendar Qtr.  [12/99] [33.23%]
Worst Calendar Qtr. [9/01] ([34.19%)]



-----------------------------------------------------------------
                                   AVERAGE ANNUAL TOTAL RETURN
                                   FOR THE PERIODS ENDED 12/31/03
-----------------------------------------------------------------
                                                        SINCE
                                   1 YEAR    5 YEARS  INCEPTION
 VIF - Dynamics Fund (Series I) 1  (    %)   (    %)   (    %) 2
 Russell Midcap Growth Index 3     (    %)   (    %)         % 2



 1 For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO. Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.

 2 The Fund commenced investment operations on August 25, 1997. Index comparison begins on August 31, 1997.
 3 The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. Please keep in mind that the index does not pay brokerage, management, or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.

Fee Table and Expense Example



     FEES AND EXPENSES OF THE FUND



     The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.


     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                     Series I shares
Maximum Sales Charge (Load)               None
Maximum Deferred Sales Charge (Load)      None



     ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



                                      Series I shares
Management Fees                           [    %]
Distribution and Service (12b-1) Fees        None
Other Expenses                            [    %]
Total Annual Fund Operating Expenses      [    %]





[Footnotesto be provided by Amendment]



     EXPENSE EXAMPLE


     This example is intended to help you compare the costs of investing in the Fund's Series I shares to the cost of investing in other mutual funds.



     The example assumes that you invest $10,000 in the Fund's Series I shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example does not assume that any Fund expense waiver or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. The example also does not represent the effect of any fees or other expenses of any variable annuity or variable life product. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



                                   1 Year    3 Years   5 Years  10 Years
Series I shares
  INVESCO VIF - Core Equity Fund  [$      ] [$      ] [$      ] [$      ]


[LOGO]Investment Risks


BEFORE ALLOCATING CON-     You should determine the level of risk with which
TRACT VALUES TO THE        you are comfortable before you allocate contract
FUND, YOU SHOULD DE-       values to the Fund. The principal risks of any
TERMINE THE LEVEL OF RISK  mutual fund, including the Fund, are:
WITH WHICH YOU ARE COM-
FORTABLE. TAKE INTO AC-    Not Insured. Mutual funds are not insured by the
COUNT FACTORS LIKE YOUR    FDIC or any other government agency, unlike bank
AGE, CAREER, INCOME LEVEL, deposits such as CDs or savings accounts.
AND TIME HORIZON.
                           No Guarantee. No mutual fund can guarantee that it will meet its investment objectives.

                           Possible Loss Of Investment. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

                           Volatility. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

[LOGO]Principal Risks Associated With The Fund

     You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

     POTENTIAL CONFLICTS

     Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. The Board will monitor events for any potential conflicts.


     MARKET RISK
     Equity stock prices vary and may fall, thus reducing the value of the Fund's investment. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.

     LIQUIDITY RISK
     The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

     COUNTERPARTY RISK
     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

     FOREIGN SECURITIES RISKS
     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

       Currency Risk. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

       Political Risk. Political actions, events, or instability may result in unfavorable changes in the value of a security.

       Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

       Diplomatic Risk. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     LACK OF TIMELY INFORMATION RISK
     Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

     PORTFOLIO TURNOVER RISK
     The Fund's investments may be bought and sold relatively frequently. A high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.

                 --------------------------------------------

     Although the Fund generally invests in publicly traded equity securities of growing companies, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

INVESTMENT                                                                              RISKS
--------------------------------------------------------------------------------------------------------------------------
American Depositary Receipts (ADRs)
These are securities issued by U.S. banks that represent shares of foreign corporations Market, Information, Political,
held by those banks. Although traded in U.S. securities markets and valued in U.S.      Regulatory, Diplomatic, Liquidity,
dollars, ADRs carry most of the risks of investing directly in foreign securities.      and Currency Risks
--------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements
A contract under which the seller of a security agrees to buy it back at an agreed-upon Counterparty Risk price and time in the future.
--------------------------------------------------------------------------------------------------------------------------

[LOGO]Temporary Defensive Positions

     When securities markets or economic conditions are unfavorable or unsettled, the Advisor might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. The Advisor has the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.



[LOGO]Portfolio Turnover



     [We actively manage and trade the Fund's portfolio. Therefore, the Fund may have a higher portfolio turnover rate than many other mutual funds.
     The Fund's portfolio turnover rate was     % for the fiscal year ended
     December 31, 2003. The increase in the Fund's portfolio turnover rate was primarily due to heavier than expected shareholder activity and market volatility. We expect that this trend may continue in the future.]



     [A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.]




Fund Management




AIM, INVESCO INSTITUTIONAL AND    INVESTMENT ADVISOR
ADI ARE SUBSIDIARIES OF AMVESCAP
PLC, AN INTERNATIONAL INVEST-     AIM is the investment advisor for the Fund and
MENT MANAGEMENT COMPANY           INVESCO Institutional is the sub-advisor for the
THAT MANAGES MORE THAN            Fund. INVESCO Institutional is an affiliate of
[$345.2] BILLION IN ASSETS WORLD- INVESCO. AIM is located at 11 Greenway Plaza,
WIDE. AMVESCAP IS BASED IN LON-   Suite 100, Houston, Texas 77046-1173. The Fund's
DON, WITH MONEY MANAGERS          investment advisor manages the investment
LOCATED IN EUROPE, NORTH AND      operations of the Fund and has agreed to perform
SOUTH AMERICA, AND THE FAR        or arrange for the performance of the Fund's
EAST.                             day-to-day management. AIM has acted as an
                                  investment advisor since its organization in
                                  1976. Today, AIM, together with its subsidiaries,
                                  advises or manages over 200 investment
                                  portfolios, encompassing a broad range of
                                  investment objectives. INVESCO Institutional is
                                  located at 1355 Peachtree Street, NE, Suite 250,
                                  Atlanta, Georgia. As sub-advisor, INVESCO
                                  Institutional is responsible for the Fund's
                                  day-to-day management, including the Fund's
                                  investment decisions and the execution of
                                  securities transactions with respect to the Fund.
                                  A I M Distributors, Inc. ("ADI") is the Fund's
                                  distributor and is responsible for the sale of
                                  the Fund's shares. AIM, INVESCO Institutional and
                                  ADI are subsidiaries of AMVESCAP PLC.





     Prior to April 30, 2004, INVESCO served as the investment advisor for the Fund. The following table shows the fees the Fund paid to INVESCO for its advisory services in the fiscal year ended December 31, 2003.





          ------------------------------------------------------------
                                 ADVISORY FEE AS A PERCENTAGE OF
          FUND              AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
          ------------------------------------------------------------
          VIF-Dynamics Fund                        %






Portfolio Manager


     The following individuals are primarily responsible for the day-to-day management of the Fund's portfolio holdings:



     Timothy J. Miller, Chief Investment Officer and a director and senior vice president of INVESCO, is the portfolio manager of the Fund. Before joining INVESCO in 1992, Tim was a portfolio manager with Mississippi Valley Advisors. He is a CPA charterholder. Tim holds an M.B.A. from the University of Missouri - St. Louis and a B.S.B.A from St. Louis University.



     Michelle Fenton is the Portfolio Manager of the Fund. She is a CFA charterholder. Michelle has more than eight years of investment industry experience. Prior to that, she was a research analyst at Smith Barney. Michelle received her bachelor's degree in finance from Montana State University.

Share Price




     The Fund prices its shares based on its net asset value. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The Fund values all other securities and assets at their fair value. Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computations of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as to the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds. Because the Fund may invest in securities that are primarily listed on foreign exchanges, the value of the Fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The Fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.


     Taxes                          [GRAPHIC]


     The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

     Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

                                    [GRAPHIC]
     Dividends And Capital Gain Distributions




NET INVESTMENT INCOME AND The Fund intends to distribute substantially all NET REALIZED CAPITAL GAINS of its net investment income, if any, in ARE DISTRIBUTED TO SHARE- dividends to its shareholders. For dividend HOLDERS AT LEAST ANNUALLY. purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, no less frequently than annually. All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.




Voting Rights

     Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.


Share Classes



     The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution of "Rule 12b-1 Plan". This prospectus relates to the Series I shares.

Financial Highlights


The financial highlights table is intended to help you understand the financial performance of the Fund's Series I shares for the past five years. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [Fund's auditor], independent accountants, whose report, along with the financial statements, is included in the Fund's 2003 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting ADI at the address or telephone number on the back cover of this Prospectus.



                                                                             YEAR ENDED DECEMBER 31
-------------------------------------------------------------------------------------------------------------
                                                                   2003   2002      2001      2000     1999
PER SHARE DATA
Net Asset Value -- Beginning of Period                                    $12.54    $18.21    $18.90   $12.15
-------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss) (a)                                           (0.00)    (0.00)    (0.00)    0.00
Net Gains or (Losses) on Securities (Both Realized and Unrealized)         (4.00)    (5.67)    (0.67)    6.75
-------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                           (4.00)    (5.67)    (0.67)    6.75
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------
Dividends from Net Investment Income (b)                                    0.00      0.00      0.00     0.00
Distributions from Capital Gains                                            0.00      0.00      0.02     0.00
-------------------------------------------------------------------------------------------------------------
Total Distributions                                                         0.00      0.00      0.02     0.00
-------------------------------------------------------------------------------------------------------------
Net Asset Value -- End of Period                                           $8.54    $12.54    $18.21   $18.90
=============================================================================================================

TOTAL RETURN (c)                                                         (31.90%)  (31.14%)   (3.55%)  55.60%

RATIOS
Net Assets -- End of Period ($000 Omitted)                              $116,135  $174,716  $170,610  $29,667
Ratio of Expenses to Average Net Assets (d)(e)                             1.12%     1.08%     1.09%    1.26%
Ratio of Net Investment Income (Loss) to Average Net Assets (e)           (0.75%)   (0.54%)   (0.24%)   0.04%
Portfolio Turnover Rate                                                     110%       62%       58%      70%



(a) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the years ended December 31, 2003, 2002, 2001, 2000 and 1999.

(b) Dividends from Net Investment Income aggregated less than $0.01 on a per share basis for the year ended December 31, 1999.
(c) Total Return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(d) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(e) Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended December 31, 2000 and 1999. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.09% and 2.25%, respectively, and ratio of net investment loss to average net assets would have been (0.24%) and (0.95%), respectively.

     April 30, 2004



     AIM VARIABLE INSURANCE FUNDS

     INVESCO VIF -- DYNAMICS FUND

     You may obtain additional information about the Fund from several sources.

     Financial Reports. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as the effect of market and general economic trends and the Fund's investment strategy on the Fund's performance. The annual report also includes the report of the Fund's independent accountants.


     Statement of Additional Information. The SAI dated April 30, 2004 is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.



     Internet. The Prospectus, annual report, semiannual report, and SAI of the Fund are available on the SEC website at www.sec.gov.



     To obtain a free copy of the current Prospectus, SAI, annual report, or semiannual report, write to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173; or call 1-800-410-4246. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. Information on the operation of the Public Reference Room, including information about duplicating fee charges, can be obtained by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-7452 and 033-57340.

INVESCO VIF -- DYNAMICS FUND

SERIES II SHARES

A mutual fund sold exclusively to insurance company separate accounts for variable annuity and variable life insurance contracts.

TABLE OF CONTENTS
Investment Goals, Strategies, And Risks.................. 2
Fund Performance......................................... 3
Fee Table and Expense Example............................ 4
Investment Risks......................................... 4
Principal Risks Associated With The Fund................. 5
Temporary Defensive Positions............................ 6
Portfolio Turnover....................................... 6
Fund Management.......................................... 6
Portfolio Manager........................................ 6
Share Price.............................................. 7
Taxes.................................................... 7
Dividends And Capital Gain Distributions................. 7
Voting Rights............................................ 7
Share Classes............................................ 7
Distribution Plan........................................ 7
Financial Highlights..................................... 8

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.

The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

  AIM VARIABLE INSURANCE FUNDS
[LOGO]

Your goals. Our solutions. SM  AIM INVESTMENTS SM

PROSPECTUS | April 30, 2004

     A I M Advisors, Inc. ("AIM" or "Advisor") is the investment advisor for the Fund and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional"), is the sub-advisor for the Fund. Prior to April 30, 2004, the Fund was a series portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation (the "Company"). On April 30, 2004, the Fund became a series portfolio of AIM Variable Insurance Funds, a Delaware statutory trust. Prior to April 30, 2004, INVESCO Funds Group, Inc. ("INVESCO") served as the investment advisor for the series portfolio of the Company. INVESCO Institutional is an affiliate of INVESCO.

     The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

     Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[GRAPHIC] Investment Goals & Strategies

[GRAPHIC] Potential Investment Risks

[GRAPHIC] Past Performance

                 --------------------------------------------

[GRAPHIC] Investment Goals, Strategies, And Risks

FOR MORE DETAILS ABOUT The Fund seeks long-term capital growth. It is THE FUND'S CURRENT IN- actively managed. The Fund invests primarily in
VESTMENTS AND MARKET    equity securities that the Advisor believes will
OUTLOOK, PLEASE SEE THE rise in price faster than other securities, as
MOST RECENT ANNUAL OR   well as in options and other investments whose
SEMIANNUAL REPORT.      values are based upon the values of equity
                        securities.

                        The Fund normally invests at least 65% of its net assets in common stocks of mid-size companies. The Fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell MidCap(R) Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Fund also has the flexibility to invest in other types of securities in-cluding preferred stocks, convertible securities, and bonds.

     The core of the Fund's portfolio is invested in securities of established companies that are leaders in attractive growth markets with a history of strong returns. The remainder of the portfolio is invested in securities of companies that show accelerating growth, driven by product cycles, favorable industry or sector conditions, and other factors that the Advisor believes will lead to rapid sales or earnings growth.

     The Fund's strategy relies on many short-term factors including current information about a company, investor interest, price movements of a company's securities, and general market and monetary conditions. Consequently, the Fund's investments may be bought and sold relatively frequently.

     The Fund is managed in the growth style. The Advisor uses a research-oriented "bottom up" investment approach to create the Fund's investment portfolio focusing on company fundamentals and growth prospects when selecting securities.

     We seek securities for the Fund that meet the following standards:
    . Exceptional growth: The markets and industries they represent are growing significantly faster than the economy as a whole.
    . Leadership: They are leaders -- or emerging leaders -- in these markets, securing their positions through technology, marketing, distribution, or some other innovative means.
    . Financial validation: Their returns -- in the form of sales unit growth, rising operating margins, internal funding and other factors -- demonstrate exceptional growth and leadership.

     Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.

     While the Fund generally invests in mid-sized companies, the Fund sometimes invests in the securities of smaller companies. The prices of these securities tend to move up and down more rapidly than the securities prices of larger, more established companies, and the price of Fund shares tends to fluctuate more than it would if the Fund invested in the securities of larger companies.

     At any given time, the Fund may be subject to sector risk. Companies with similar lines of business (for example, financial services, health, or technology) are grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. The Fund is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of his Fund's portfolio holdings to a particular economic sector, the Fund's overall performance will be more susceptible to the economic, business, or other developments which generally affect that sector. The Fund can still be diversified, even if it is heavily weighted in one or more sectors.

     The Fund is subject to other principal risks such as potential conflicts, market, liquidity, counterparty, foreign securities, lack of timely information, and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.

     [GRAPHIC] Fund Performance

     The bar chart below shows the Fund's actual yearly performance (commonly known as its "total return") for the years ended December 31 since inception. The table below shows average annual total returns for various periods ended December 31, 2003 for the Fund compared to the Russell Midcap Growth Index. The information in the chart and table illustrates the variability of the Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.

     The Fund's returns are net of its expenses, but do not reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.

     Series II shares were first offered April 30, 2004. The performance shown for periods prior to that date reflects the historical results of the Series I class of shares ("Series I shares"), which are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). All performance shown assumes the reinvestment of dividends and capital gains.

           VIF -- DYNAMICS FUND
      ACTUAL ANNUAL TOTAL RETURN 1,2
-----------------------------------------------------

                       [CHART]

    1998    1999     2000     2001      2002    2003
    ----    ----     ----     ----      ----    ----
   19.35%  55.60%  (3.55%)  (31.14%)  (31.90%)

-----------------------------------------------------
Best Calendar Qtr.  [12/99] [33.23%]
Worst Calendar Qtr. [9/01] ([34.19%)]

     The performance table reflects the historical results of the Series I shares, and not the Series II shares, which were first offered on April 30, 2004. The Series II shares have higher expenses resulting from its Rule 12b-1 plan, which would lower the performance shown.

--------------------------------------------------------------
                                  AVERAGE ANNUAL TOTAL RETURN
                                FOR THE PERIODS ENDED 12/31/03
--------------------------------------------------------------
                                                     SINCE
                                1 YEAR    5 YEARS  INCEPTION
 VIF - Dynamics Fund/1/         (    %)   (    %)   (    %) 2
 Russell Midcap Growth Index/3/ (    %)   (    %)     % 2

 1 For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO. Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.
 2 The Fund commenced investment operations on August 25, 1997. Index comparison begins on August 31, 1997.
 3 The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. Please keep in mind that the index does not pay brokerage, management, or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.

Fee Table and Expense Example

     FEES AND EXPENSES OF THE FUND

     The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                     Series II shares
Maximum Sales Charge (Load)                None
Maximum Deferred Sales Charge (Load)       None

     ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                      Series II shares
Management Fees                           [    %]
Distribution and Service (12b-1) Fees       0.25%
Other Expenses                            [    %]
Total Annual Fund Operating Expenses      [    %]

     [Footnotes to be provided by Amendment]

     EXPENSE EXAMPLE
     This example is intended to help you compare the costs of investing in the Fund's Series II shares to the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in the Fund's Series II shares for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not assume that any Fund expense waiver or reimbursement arrangements are in effect for the periods indicated. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. The example also does not represent the effect of any fees or other expenses of any variable annuity or variable life product. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                  1 Year  3 Years 5 Years 10 Years
Series II shares
  INVESCO VIF - Core Equity Fund  [$    ] [$    ] [$    ] [$    ]

[GRAPHIC] Investment Risks

BEFORE ALLOCATING CON-     You should determine the level of risk with which
TRACT VALUES TO THE        you are comfortable before you allocate contract
FUND, YOU SHOULD DE-       values to the Fund. The principal risks of any
TERMINE THE LEVEL OF RISK  mutual fund, including the Fund, are:
WITH WHICH YOU ARE COM-
FORTABLE. TAKE INTO AC-    Not Insured. Mutual funds are not insured by the
COUNT FACTORS LIKE YOUR    FDIC or any other government agency, unlike bank
AGE, CAREER, INCOME LEVEL, deposits such as CDs or savings accounts.
AND TIME HORIZON.
                           No Guarantee. No mutual fund can guarantee that it will meet its investment objectives.

                           Possible Loss Of Investment. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

                           Volatility. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

[GRAPHIC] Principal Risks Associated With The Fund

     You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

     POTENTIAL CONFLICTS
     Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. The Board will monitor events for any potential conflicts.

     MARKET RISK
     Equity stock prices vary and may fall, thus reducing the value of the Fund's investment. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.

     LIQUIDITY RISK
     The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

     COUNTERPARTY RISK
     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

     FOREIGN SECURITIES RISKS
     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

       Currency Risk. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

       Political Risk. Political actions, events, or instability may result in unfavorable changes in the value of a security.

       Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

       Diplomatic Risk. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     LACK OF TIMELY INFORMATION RISK
     Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

     PORTFOLIO TURNOVER RISK
     The Fund's investments may be bought and sold relatively frequently. A high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.

                 --------------------------------------------

     Although the Fund generally invests in publicly traded equity securities of growing companies, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

INVESTMENT                                                                              RISKS
--------------------------------------------------------------------------------------------------------------------------
American Depositary Receipts (ADRs)
These are securities issued by U.S. banks that represent shares of foreign corporations Market, Information, Political,
held by those banks. Although traded in U.S. securities markets and valued in U.S.      Regulatory, Diplomatic, Liquidity,
dollars, ADRs carry most of the risks of investing directly in foreign securities.      and Currency Risks
--------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements
A contract under which the seller of a security agrees to buy it back at an agreed-upon Counterparty Risk price and time in the future.
--------------------------------------------------------------------------------------------------------------------------

[GRAPHIC] Temporary Defensive Positions

     When securities markets or economic conditions are unfavorable or unsettled, the Advisor might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. The Advisor has the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[GRAPHIC] Portfolio Turnover

     [We actively manage and trade the Fund's portfolio. Therefore, the Fund may have a higher portfolio turnover rate than many other mutual funds.
     The Fund's portfolio turnover rate was     % for the fiscal year ended
     December 31, 2003. The increase in the Fund's portfolio turnover rate was primarily due to heavier than expected shareholder activity and market volatility. We expect that this trend may continue in the future.]

     [A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.]

     Fund Management

AIM, INVESCO INSTITUTIONAL AND    INVESTMENT ADVISOR
ADI ARE SUBSIDIARIES OF AMVESCAP
PLC, AN INTERNATIONAL INVEST-     AIM is the investment advisor for the Fund and
MENT MANAGEMENT COMPANY           INVESCO Institutional is the sub-advisor for the
THAT MANAGES MORE THAN            Fund. INVESCO Institutional is an affiliate of
[$345.2] BILLION IN ASSETS WORLD- INVESCO. AIM is located at 11 Greenway Plaza,
WIDE. AMVESCAP IS BASED IN LON-   Suite 100, Houston, Texas 77046-1173. The Fund's
DON, WITH MONEY MANAGERS          investment advisor manages the investment
LOCATED IN EUROPE, NORTH AND      operations of the Fund and has agreed to perform
SOUTH AMERICA, AND THE FAR        or arrange for the performance of the Fund's
EAST.                             day-to-day management. AIM has acted as an
                                  investment advisor since its organization in
                                  1976. Today, AIM, together with its subsidiaries,
                                  advises or manages over 200 investment
                                  portfolios, encompassing a broad range of
                                  investment objectives. INVESCO Institutional is
                                  located at 1355 Peachtree Street, NE, Suite 250,
                                  Atlanta, Georgia. As sub-advisor, INVESCO
                                  Institutional is responsible for the Fund's
                                  day-to-day management, including the Fund's
                                  investment decisions and the execution of
                                  securities transactions with respect to the Fund.
                                  A I M Distributors, Inc. ("ADI") is the Fund's
                                  distributor and is responsible for the sale of
                                  the Fund's shares. AIM, INVESCO Institutional and
                                  ADI are subsidiaries of AMVESCAP PLC.

     Prior to April 30, 2004, INVESCO served as the investment advisor for the Fund. The following table shows the fees the Fund paid to INVESCO for its advisory services in the fiscal year ended December 31, 2003.

          ------------------------------------------------------------
                                 ADVISORY FEE AS A PERCENTAGE OF
          FUND              AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
          ------------------------------------------------------------
          VIF-Dynamics Fund                        %

     Portfolio Manager

     The following individuals are primarily responsible for the day-to-day management of the Fund's portfolio holdings:

     Timothy J. Miller, Chief Investment Officer and a director and senior vice president of INVESCO, is the portfolio manager of the Fund. Before joining INVESCO in 1992, Tim was a portfolio manager with Mississippi Valley Advisors. He is a CFA charterholder. Tim holds an M.B.A. from the University of Missouri - St. Louis and a B.S.B.A. from St. Louis University.

     Michelle Fenton is the Portfolio Manager of the Fund. She is a CFA charterholder. Michelle has more than eight years of investment industry experience. Prior to that, she was a research analyst at Smith Barney. Michelle received her bachelor's degree in finance from Montana State University.

     Share Price

     The Fund prices its shares based on its net asset value. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The Fund values all other securities and assets at their fair value. Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as to the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds. Because the Fund may invest in securities that are primarily listed on foreign exchanges, the value of the Fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The Fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.

[GRAPHIC] Taxes

     The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

     Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPHIC] Dividends And Capital Gain Distributions

NET INVESTMENT INCOME AND The Fund intends to distribute substantially all NET REALIZED CAPITAL GAINS of its net investment income, if any, in ARE DISTRIBUTED TO SHARE- dividends to its shareholders. For dividend HOLDERS AT LEAST ANNUALLY. purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, no less frequently than annually. All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

     Voting Rights

     Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

     Share Classes

     The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution of "Rule 12b-1 Plan", which is described in this prospectus.

     Distribution Plan

     The Fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment.

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Fund for the past five years. Certain information reflects the financial results for a single Series I Fund share. As of the date of this prospectus, the Series II shares had not yet commenced operations and, therefore, financial information for such shares is not available. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [Fund's auditor], independent accountants, whose report, along with the financial statements, is included in the Fund's 2003 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting ADI at the address or telephone number on the back cover of this Prospectus.

                                                                             YEAR ENDED DECEMBER 31
-------------------------------------------------------------------------------------------------------------
                                                                   2003   2002      2001      2000     1999
PER SHARE DATA
Net Asset Value -- Beginning of Period                                    $12.54    $18.21    $18.90   $12.15
-------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss) (a)                                           (0.00)    (0.00)    (0.00)    0.00
Net Gains or (Losses) on Securities (Both Realized and Unrealized)         (4.00)    (5.67)    (0.67)    6.75
-------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                           (4.00)    (5.67)    (0.67)    6.75
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------
Dividends from Net Investment Income (b)                                    0.00      0.00      0.00     0.00
Distributions from Capital Gains                                            0.00      0.00      0.02     0.00
-------------------------------------------------------------------------------------------------------------
Total Distributions                                                         0.00      0.00      0.02     0.00
-------------------------------------------------------------------------------------------------------------
Net Asset Value -- End of Period                                           $8.54    $12.54    $18.21   $18.90
=============================================================================================================

TOTAL RETURN (c)                                                         (31.90%)  (31.14%)   (3.55%)  55.60%

RATIOS
Net Assets -- End of Period ($000 Omitted)                              $116,135  $174,716  $170,610  $29,667
Ratio of Expenses to Average Net Assets (d)(e)                             1.12%     1.08%     1.09%    1.26%
Ratio of Net Investment Income (Loss) to Average Net Assets (e)           (0.75%)   (0.54%)   (0.24%)   0.04%
Portfolio Turnover Rate                                                     110%       62%       58%      70%

(a)Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the years ended December 31, 2003, 2002, 2001, 2000 and 1999.
(b)Dividends from Net Investment Income aggregated less than $0.01 on a per share basis for the year ended December 31, 1999.
(c)Total Return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(d)Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e)Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended December 31, 2000 and 1999. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.09% and 2.25%, respectively, and ratio of net investment loss to average net assets would have been (0.24%) and (0.95%), respectively.

     April 30, 2004

     AIM VARIABLE INSURANCE FUNDS
     INVESCO VIF -- DYNAMICS FUND

     You may obtain additional information about the Fund from several sources.

     Financial Reports. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as the effect of market and general economic trends and the Fund's investment strategy on the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

     Statement of Additional Information. The SAI dated April 30, 2004 is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

     Internet. The Prospectus, annual report, semiannual report, and SAI of the Fund are available on the SEC website at www.sec.gov.

     To obtain a free copy of the current Prospectus, SAI, annual report, or semiannual report, write to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173; or call 1-800-410-4246. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. Information on the operation of the Public Reference Room, including information about duplicating fee charges, can be obtained by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-7452 and 033-57340.

INVESCO VIF -- FINANCIAL SERVICES FUND

SERIES I SHARES

A mutual fund sold exclusively to insurance company separate accounts for variable annuity and variable life insurance contracts.

TABLE OF CONTENTS
Investment Goals, Strategies, And Risks... 2
Fund Performance.......................... 3
Fee Table and Expense Example............. 4
Investment Risks.......................... 4
Principal Risks Associated With The Fund.. 5
Temporary Defensive Positions............. 6
Fund Management........................... 6
Portfolio Manager......................... 6
Share Price............................... 6
Taxes..................................... 7
Dividends And Capital Gain Distributions.. 7
Voting Rights............................. 7
Share Classes............................. 7
Financial Highlights...................... 8



No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.


The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

  AIM VARIABLE INSURANCE FUNDS

[LOGO]

Your goals. Our solutions. SM  AIM INVESTMENTS SM


PROSPECTUS | April 30, 2004

     A I M Advisors, Inc. ("AIM" or "Advisor") is the investment advisor for the Fund and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional"), is the sub-advisor for the Fund. Prior to April 30, 2004, the Fund was a series portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation (the "Company"). On April 30, 2004, the Fund became a series portfolio of AIM Variable Insurance Funds, a Delaware statutory trust. Prior to April 30, 2004, INVESCO Funds Group, Inc. ("INVESCO") served as the investment advisor for the series portfolio of the Company. INVESCO Institutional is an affiliate of INVESCO.


     The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

     Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

     [GRAPHIC] Investment Goals & Strategies


     [GRAPHIC] Potential Investment Risks

     [GRAPHIC] Past Performance


        ---------------------------------------------------------------




     [GRAPHIC] Investment Goals, Strategies, And Risks


FOR MORE DETAILS ABOUT  The Fund seeks capital growth. It is actively
THE FUND'S CURRENT IN-  managed. The Fund invests primarily in equity
VESTMENTS AND MARKET    securities that the Advisor believes will rise in
OUTLOOK, PLEASE SEE THE price faster than other securities, as well as in
MOST RECENT ANNUAL OR   options and other invest-ments whose values are
SEMIANNUAL REPORT.      based upon the values of equity securities.

                        The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instru-ments of companies involved in the financial services sector. These companies include, but are not lim-ited to, banks (regional and money-centers), insurance companies (life, property and casualty, and multiline), investment and miscellaneous industries (asset managers, brokerage firms, and government-sponsored agencies), and suppliers to financial services companies. At any given time, 20% of the Fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in the financial services sector, a company must meet at least one of the following tests:
    . At least 50% of its gross income or its net sales must come from activities in the financial services sector;
    . At least 50% of its assets must be devoted to producing revenues from the financial services sector; or
    . Based on other available information, we determine that its primary business is within the financial services sector.
     The Advisor uses a research-oriented "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes companies that the Advisor believes are strongly managed and will generate above-average long-term capital appreciation.


     We place a greater emphasis on companies that are increasing their revenue streams along with their earnings. We seek companies that we believe can grow their revenues and earnings in a variety of interest rate environments - although securities prices of financial services companies generally are interest rate sensitive. We seek companies with successful sales and marketing cultures that leverage technologies in their operations and distribution. We adjust portfolio weightings depending on current economic conditions and relative valuations of securities.

     Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.

     As a sector fund, the portfolio is concentrated in a comparatively narrow segment of the economy. This means the Fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments and consequently the value of an investment in the Fund tend to go up and down more rapidly.

     This sector generally is subject to extensive government regulation, which may change frequently. In addition, the profitability of businesses in these industries depends heavily upon the availability and cost of money, and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. From time to time, severe competition may also affect the profitability of these industries.

     The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, counterparty, and lack of timely information risks. These risks are described and discussed later in this Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any other mutual fund, there is always a risk that an investment in the Fund may lose money.


     Fund Performance               [GRAPHIC]


     The bar chart below shows the Fund's Series I shares actual yearly performance (commonly known as its "total return") for the years ended December 31 since inception. The table below shows average annual total returns for various periods ended December 31, 2003 for the Fund (Series
     I) compared to the S&P 500 Index and the S&P 500 Financials Index. The information in the chart and table illustrates the variability of the Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.


     The Fund's returns are net of its expenses, but do not reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.


  VIF-FINANCIAL SERVICES FUND (SERIES I)
     ACTUAL ANNUAL TOTAL RETURN 1,2
-------------------------------------------

                                    [CHART]

   '00      '01       '02        '03
  ------  --------  --------   --------
        24.80%  (9.88%)   (14.90%)


-------------------------------------------
Best Calendar Qtr.   [9/00] [22.11%]
Worst Calendar Qtr. [9/02] [(15.56%)]



----------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURN
                                              FOR THE PERIODS ENDED 12/31/03
----------------------------------------------------------------------------
                                              1 YEAR     SINCE INCEPTION
 VIF -- Financial Services Fund (Series I) 1  (--%)          --% 2
 S&P 500 Index 3                              (--%)          --% 2
 S&P 500 Financials Index 3                   (--%)          --% 2



 1 For periods to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO. Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.

 2 The Fund commenced investment operations on September 21, 1999. Index comparisons begin on September 30, 1999.
 3 The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. The S&P 500 Financials Index is an unmanaged index that contains companies involved in activities such as banking, consumer finance, investment banking and brokerage, asset management, insurance and investment, and real estate, including REITs. Please keep in mind that the indexes do not pay brokerage, management, or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.

Fee Table and Expense Example



     FEES AND EXPENSES OF THE FUND



     The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.



     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)



                                     Series I shares
Maximum Sales Charge (Load)               None
Maximum Deferred Sales Charge (Load)      None



     ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)






VIF-FINANCIAL SERVICES FUND
Management Fees                       [  %]
Distribution and Service (12b-1) Fees  None
Other Expenses                        [  %]
Total Annual Fund Operating Expenses  [  %]





     [Footnotes to be provided by amendment]


     EXPENSE EXAMPLE

     The Example is intended to help you compare the cost of investing in the Fund's Series I shares to the cost of investing in other mutual funds.



     The Example assumes a $10,000 allocation to the Fund's Series I shares for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. The example also does not represent the effect of any fees or other expenses of any variable annuity or variable life product. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:



                                            1 year 3 years 5 years 10 years
  Series I shares
    INVESCO VIF-Financial Services Fund     [$   ] [$   ]  [$   ]  [$    ]





[GRAPHIC] Investment Risks


BEFORE ALLOCATING CON-  You should determine the level of risk with which
TRACT VALUES TO THE     you are comfortable before you allocate contract
FUND, YOU SHOULD DE-    values to the Fund. The principal risks of any
TERMINE THE LEVEL OF    mutual fund, including the Fund, are:
RISK WITH WHICH YOU ARE
COMFORTABLE. TAKE INTO  Not Insured. Mutual funds are not insured by the
ACCOUNT FACTORS LIKE    FDIC or any other government agency, unlike bank
YOUR AGE, CAREER, IN-   deposits such as CDs or savings accounts.
COME LEVEL, AND TIME
HORIZON.                No Guarantee. No mutual fund can guarantee that
                        it will meet its investment objectives.

                        Possible Loss Of Investment. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

                        Volatility. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

[GRAPHIC] Principal Risks Associated With The Fund

     You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

     POTENTIAL CONFLICTS

     Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. The Board will monitor events for any potential conflicts.


     MARKET RISK
     Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.

     FOREIGN SECURITIES RISKS
     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

       Currency Risk. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

       Political Risk. Political actions, events, or instability may result in unfavorable changes in the value of a security.

       Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

       Diplomatic Risk. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     LIQUIDITY RISK
     The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

     COUNTERPARTY RISK
     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

     LACK OF TIMELY INFORMATION RISK
     Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

                 --------------------------------------------

     Although the Fund generally invests in equity securities of companies that are related to financial services, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and the investors to the following additional risks.

INVESTMENT                                                                              RISKS
--------------------------------------------------------------------------------------------------------------------------
American Depositary Receipts (ADRs)
These are securities issued by U.S. banks that represent shares of foreign corporations Market, Information, Political,
held by those banks. Although traded in U.S. securities markets and valued in U.S.      Regulatory, Diplomatic, Liquidity,
dollars, ADRs carry most of the risks of investing directly in foreign securities.      and Currency Risks
--------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements
A contract under which the seller of a security agrees to buy it back at an agreed-upon Counterparty Risk price and time in the future.
--------------------------------------------------------------------------------------------------------------------------

[GRAPHIC] Temporary Defensive Positions

     When securities markets or economic conditions are unfavorable or unsettled, the Advisor might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. The Advisor has the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.




     Fund Management


                         INVESTMENT ADVISOR

AIM, INVESCO INSTITUTIONAL AIM is the investment advisor for the Fund and AND ADI ARE SUBSIDIARIES OF INVESCO Institutional is the sub-advisor for the
AMVESCAP PLC, AN INTERNA-   Fund. AIM is located at 11 Greenway Plaza, Suite
TIONAL INVESTMENT MANAGE-   100, Houston, Texas 77046-1173. The Fund's
MENT COMPANY THAT MANAGES   in-vestment advisor manages the investment
MORE THAN $345.2 BILLION IN operations of the Fund and has agreed to perform ASSETS WORLDWIDE. AMVESCAP or ar-range for the performance of the Fund's
IS BASED IN LONDON, WITH    day-to-day management. AIM has acted as an
MONEY MANAGERS LOCATED IN   investment advisor since its organization in
EUROPE, NORTH AND SOUTH     1976. Today, AIM, together with its subsidiaries,
AMERICA, AND THE FAR EAST.  advises or man-ages over 200 investment portfolios, encompassing a broad range of investment objectives. IN-VESCO Institutional is located at 1355 Peachtree Street, NE, Suite 250,
                            Atlanta, Georgia. As sub-advisor, INVESCO
                            Institutional is responsible for the Fund's day-to-day management, including the Fund's investment decisions and the execution of securities transactions with respect to the Fund.

                            A I M Distributors, Inc. ("ADI") is the Fund's distributor and is responsible for the sale of the Fund's shares. AIM, INVESCO Institutional and ADI are subsidiaries of AMVESCAP PLC.

                            Prior to April 30, 2004, INVESCO served as the investment advisor for the Fund. The following table shows the fees the Fund paid to INVESCO for its advisory services in the fiscal year ended De-cember 31, 2003.








-----------------------------------------------------------------
                            ANNUAL FEE AS A PERCENTAGE OF AVERAGE
FUND                         ANNUAL NET ASSETS UNDER MANAGEMENT
-----------------------------------------------------------------
VIF-Financial Services Fund                     %





     Portfolio Manager

     The following individual is responsible for the day-to-day management of the Fund's portfolio holdings:


     Joseph W. Skornicka, a vice president of the Advisor and/or its affiliates, is the portfolio manager of the Fund. Before joining the Advisor and/or its affiliates in 2001, Joe was a senior equity analyst and fund manager with Munder Capital Management and an assistant vice president for Comerica Incorporated. He is a CFA charterholder. Joe holds an M.B.A. from the University of Michigan and a B.A. from Michigan State University.




     Share Price




     The Fund prices its shares based on its net asset value. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The Fund values all other securities and assets at their fair value. Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as to the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds. Because the Fund may invest in securities that are primarily listed on foreign exchanges, the value of the Fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The Fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.


     [GRAPHIC] Taxes


     The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

     Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

     [GRAPHIC] Dividends And Capital Gain Distributions



NET INVESTMENT INCOME AND NET   The Fund intends to distribute substantially all
REALIZED CAPITAL GAINS ARE DIS- of its net investment income, if any, in
TRIBUTED TO SHAREHOLDERS AT     dividends to its shareholders. For dividend
LEAST ANNUALLY.                 purposes, net investment income consists of all
                                dividends or interest earned by the Fund's
                                investments, minus the Fund's expenses (including
                                the advisory fee). All of the Fund's net realized
                                capital gains, if any, are distributed
                                periodically, at least once a year. All dividends
                                and distributions of the Fund are reinvested in
                                additional shares of the Fund at net asset value.




     Voting Rights

     Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.


     Share Classes



     The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan". This prospectus relates to the Series I shares.

Financial Highlights


The financial highlights table is intended to help you understand the financial performance of the Fund's Series I shares for the period since inception. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [Fund's auditor], independent accountants, whose report, along with the financial statements, is included in the Fund's 2003 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting ADI at the address or telephone number on the back cover of this Prospectus.



                                                                                YEAR ENDED DECEMBER 31
----------------------------------------------------------------------------------------------------------------------
                                                                    2003        2002      2001      2000    1999 (a)
PER SHARE DATA
Net Asset Value -- Beginning of Period                                          $12.42    $13.84    $11.10    $10.00
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                             0.08      0.06      0.03      0.01
Net Gains or (Losses) on Securities (Both Realized and Unrealized)               (1.93)    (1.43)     2.72      1.09
----------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                                 (1.85)    (1.37)     2.75      1.10
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income (b)                                          0.07      0.04      0.00      0.00
Distributions from Capital Gains                                                  0.00      0.01      0.01      0.00
----------------------------------------------------------------------------------------------------------------------
Total Distributions                                                               0.07      0.05      0.01      0.00
----------------------------------------------------------------------------------------------------------------------
Net Asset Value -- End of Period                                                $10.50    $12.42    $13.84    $11.10
===================================================================================================================

TOTAL RETURN (c)                                                                  (14.90%)   (9.88%)   24.80% 11.00% (d)

RATIOS
Net Assets -- End of Period ($000 Omitted)                                    $142,403  $183,084  $220,316    $9,179
Ratio of Expenses to Average Net Assets (e) (f)                                     1.09%     1.07%     1.09%  1.39% (g)
Ratio of Net Investment Income to Average Net Assets                                0.57%     0.46%     0.66%  0.67% (g)
Portfolio Turnover Rate                                                               72%      132%      114%    37% (d)


 (a) From September 21, 1999, commencement of investment operations, to December 31, 1999.
 (b) Dividends from Net Investment Income aggregated less than $0.01 on a per share basis for the year ended December 31, 2000.
 (c) Total Return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
 (d) Based on operations for the period shown and, accordingly, is not representative of a full year.
 (e) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
 (f) Various expenses of the Fund were voluntarily absorbed by INVESCO for the year ended December 31, 2000 and the period ended December 31, 1999. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.09% and 2.48% (annualized), respectively, and ratio of net investment income (loss) to average net assets would have been 0.66% and (0.42%) (annualized), respectively.
 (g)  Annualized

     April 30, 2004



     AIM VARIABLE INSURANCE FUNDS


     INVESCO VIF -- FINANCIAL SERVICES FUND


     You may obtain additional information about the Fund from several sources.

     Financial Reports. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as the effect of market and general economic trends and the Fund's investment strategy on the Fund's performance. The annual report also includes the report of the Fund's independent accountants.


     Statement of Additional Information. The SAI dated April 30, 2004 is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.



     Internet. The Prospectus, annual report, semiannual report, and SAI of the Fund are available on the SEC website at www.sec.gov.



     To obtain a free copy of the current Prospectus, SAI, annual report, or semiannual report, write to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173; or call 1-800-410-4246. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. Information on the operation of the Public Reference Room, including information about duplicating fee charges, can be obtained by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-7452 and 033-57340.

INVESCO VIF -- FINANCIAL SERVICES FUND


SERIES II SHARES


A mutual fund sold exclusively to insurance company separate accounts for variable annuity and variable life insurance contracts.

TABLE OF CONTENTS
Investment Goals, Strategies, And Risks................. 2
Fund Performance........................................ 3
Fee Table and Expense Example........................... 4
Investment Risks........................................ 4
Principal Risks Associated With The Fund................ 5
Temporary Defensive Positions........................... 6
Fund Management......................................... 6
Portfolio Manager....................................... 6
Share Price............................................. 6
Taxes................................................... 7
Dividends And Capital Gain Distributions................ 7
Voting Rights........................................... 7
Share Classes........................................... 7
Distribution Plan....................................... 7
Financial Highlights.................................... 8



No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.


The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

  AIM VARIABLE INSURANCE FUNDS
[LOGO]

Your goals. Our solutions. SM  AIM INVESTMENTS SM


PROSPECTUS | April 30, 2004

     A I M Advisors, Inc. ("AIM" or "Advisor") is the investment advisor for the Fund and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional"), is the sub-advisor for the Fund. Prior to April 30, 2004, the Fund was a series portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation (the "Company"). On April 30, 2004, the Fund became a series portfolio of AIM Variable Insurance Funds, a Delaware statutory trust. Prior to April 30, 2004, INVESCO Funds Group, Inc. ("INVESCO") served as the investment advisor for the series portfolio of the Company. INVESCO Institutional is an affiliate of INVESCO.


     The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

     Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[GRAPHIC] Investment Goals & Strategies

[GRAPHIC] Potential Investment Risks

[GRAPHIC] Past Performance


        ---------------------------------------------------------------



[GRAPHIC] Investment Goals, Strategies, And Risks


FOR MORE DETAILS ABOUT  The Fund seeks capital growth. It is actively
THE FUND'S CURRENT IN-  managed. The Fund invests primarily in equity
VESTMENTS AND MARKET    securities that the Advisor believes will rise in
OUTLOOK, PLEASE SEE THE price faster than other securities, as well as in
MOST RECENT ANNUAL OR   options and other investments whose values are
SEMIANNUAL REPORT.      based upon the values of equity securities.

                        The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies involved in the financial services sector. These companies include, but are not limited to, banks (regional and money-centers), insurance companies (life, property and casualty, and multiline), investment and miscellaneous industries (asset managers, brokerage firms, and government-sponsored agencies), and suppliers to financial services companies. At any given time, 20% of the Fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in the financial services sector, a company must meet at least one of the following tests:
     . At least 50% of its gross income or its net sales must come from activities in the financial services sector;
     . At least 50% of its assets must be devoted to producing revenues from the financial services sector; or
     . Based on other available information, we determine that its primary business is within the financial services sector.


     The Advisor uses a research-oriented "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes companies that the Advisor believes are strongly managed and will generate above-average long-term capital appreciation.


     We place a greater emphasis on companies that are increasing their revenue streams along with their earnings. We seek companies that we believe can grow their revenues and earnings in a variety of interest rate environments - although securities prices of financial services companies generally are interest rate sensitive. We seek companies with successful sales and marketing cultures that leverage technologies in their operations and distribution. We adjust portfolio weightings depending on current economic conditions and relative valuations of securities.

     Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.

     As a sector fund, the portfolio is concentrated in a comparatively narrow segment of the economy. This means the Fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments and consequently the value of an investment in the Fund tend to go up and down more rapidly.

     This sector generally is subject to extensive government regulation, which may change frequently. In addition, the profitability of businesses in these industries depends heavily upon the availability and cost of money, and may fluctuate significantly in re-sponse to changes in interest rates, as well as changes in general economic conditions. From time to time, severe competition may also affect the profitability of these industries.

     The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, counterparty, and lack of timely information risks. These risks are described and discussed later in this Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any other mutual fund, there is always a risk that an investment in the Fund may lose money.


[GRAPHIC] Fund Performance

     The bar chart below shows the Fund's actual yearly performance (commonly known as its "total return") for the years ended December 31 since inception. The table below shows average annual total returns for various periods ended December 31, 2003 for the Fund compared to the S&P 500 Index and the S&P 500 Financials Index. The information in the chart and table illustrates the variability of the Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.


     The Fund's returns are net of its expenses, but do not reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.


     Series II shares were first offered April 30, 2004. The performance shown for periods prior to that date reflects the historical results of the Series I class of shares ("Series I shares"), which are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). All performance shown assumes the reinvestment of dividends and capital gains.






       VIF-FINANCIAL SERVICES FUND
      ACTUAL ANNUAL TOTAL RETURN 1,2
-------------------------------------------

                                    [CHART]

   '00      '01       '02        '03
  ------  --------  --------   --------
   24.80%  (9.88%)  (14.90%)


-------------------------------------------
Best Calendar Qtr.   [9/00] [22.11%]
Worst Calendar Qtr. [9/02] [(15.56%)]



     The performance table reflects the historical results of the Series I shares, and not the Series II shares, which were first offered on April 30, 2004. The Series II shares have higher expenses resulting from its Rule 12b-1 plan, which would lower the performance shown.



-----------------------------------------------------------------
                                   AVERAGE ANNUAL TOTAL RETURN
                                   FOR THE PERIODS ENDED 12/31/03
-----------------------------------------------------------------
                                   1 YEAR     SINCE INCEPTION
 VIF -- Financial Services Fund 1  (--%)          --% 2
 S&P 500 Index 3                   (--%)          --% 2
 S&P 500 Financials Index 3        (--%)          --% 2



 1 For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO. Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.

 2 The Fund commenced investment operations on September 21, 1999. Index comparisons begin on September 30, 1999.
 3 The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. The S&P 500 Financials Index is an unmanaged index that contains companies involved in activities such as banking, consumer finance, investment banking and brokerage, asset management, insurance and investment, and real estate, including REITs. Please keep in mind that the indexes do not pay brokerage, management, or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.

Fee Table and Expense Example



     FEES AND EXPENSES OF THE FUND



     The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.



     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)



                                     Series II shares
Maximum Sales Charge (Load)                None
Maximum Deferred Sales Charge (Load)       None



     ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)






VIF-FINANCIAL SERVICES FUND
Management Fees                       [    %]
Distribution and Service (12b-1) Fees   0.25%
Other Expenses                        [    %]
Total Annual Fund Operating Expenses  [    %]



     [Footnotes to be provided by Amendment]




     EXPENSE EXAMPLE

     The Example is intended to help you compare the cost of investing in the Fund's Series II shares to the cost of investing in other mutual funds.



     The Example assumes a $10,000 allocation to the Fund's Series II shares for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. The example also does not represent the effect of any fees or other expenses of any variable annuity or variable life product. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:



                                            1 year 3 years 5 years 10 years
  Series II shares
    INVESCO VIF-Financial Services Fund     [$   ] [$   ]  [$   ]  [$     ]





[GRAPHIC]  Investment Risks


BEFORE ALLOCATING CON-  You should determine the level of risk with which
TRACT VALUES TO THE     you are comfortable before you allocate contract
FUND, YOU SHOULD DE-    values to the Fund. The principal risks of any
TERMINE THE LEVEL OF    mutual fund, including the Fund, are:
RISK WITH WHICH YOU ARE
COMFORTABLE. TAKE INTO  Not Insured. Mutual funds are not insured by the
ACCOUNT FACTORS LIKE    FDIC or any other government agency, unlike bank
YOUR AGE, CAREER, IN-   deposits such as CDs or savings accounts.
COME LEVEL, AND TIME
HORIZON.                No Guarantee. No mutual fund can guarantee that
                        it will meet its investment objectives.

                        Possible Loss Of Investment. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

                        Volatility. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

[GRAPHIC] Principal Risks Associated With The Fund

     You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

     POTENTIAL CONFLICTS

     Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. The Board will monitor events for any potential conflicts.


     MARKET RISK
     Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.

     FOREIGN SECURITIES RISKS
     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

       Currency Risk. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

       Political Risk. Political actions, events, or instability may result in unfavorable changes in the value of a security.

       Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

       Diplomatic Risk. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     LIQUIDITY RISK
     The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

     COUNTERPARTY RISK
     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

     LACK OF TIMELY INFORMATION RISK
     Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

                 --------------------------------------------

     Although the Fund generally invests in equity securities of companies that are related to financial services, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and the investors to the following additional risks.

INVESTMENT                                                                              RISKS
--------------------------------------------------------------------------------------------------------------------------
American Depositary Receipts (ADRs)
These are securities issued by U.S. banks that represent shares of foreign corporations Market, Information, Political,
held by those banks. Although traded in U.S. securities markets and valued in U.S.      Regulatory, Diplomatic, Liquidity,
dollars, ADRs carry most of the risks of investing directly in foreign securities.      and Currency Risks
--------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements
A contract under which the seller of a security agrees to buy it back at an agreed-upon Counterparty Risk price and time in the future.
--------------------------------------------------------------------------------------------------------------------------

[GRAPHIC] Temporary Defensive Positions

     When securities markets or economic conditions are unfavorable or unsettled, the Advisor might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. The Advisor has the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.




     Fund Management


                         INVESTMENT ADVISOR

AIM, INVESCO INSTITUTIONAL AIM is the investment advisor for the Fund and AND ADI ARE SUBSIDIARIES OF INVESCO Institutional is the sub-advisor for the
AMVESCAP PLC, AN INTERNA-   Fund. AIM is located at 11 Greenway Plaza, Suite
TIONAL INVESTMENT MANAGE-   100, Houston, Texas 77046-1173. The Fund's
MENT COMPANY THAT MANAGES   investment advisor manages the investment
MORE THAN $345.2 BILLION IN operations of the Fund and has agreed to perform ASSETS WORLDWIDE. AMVESCAP or arrange for the performance of the Fund's
IS BASED IN LONDON, WITH    day-to-day management. AIM has acted as an
MONEY MANAGERS LOCATED IN   investment advisor since its organization in
EUROPE, NORTH AND SOUTH     1976. Today, AIM, together with its subsidiaries,
AMERICA, AND THE FAR EAST.  advises or manages over 200 investment portfolios, encompassing a broad range of investment objectives. INVESCO Institutional is located at 1355 Peachtree Street, NE, Suite 250,
                            Atlanta, Georgia. As sub-advisor, INVESCO
                            Institutional is responsible for the Fund's day-to-day management, including the Fund's investment decisions and the execution of securities transactions with respect to the Fund.

                            A I M Distributors, Inc. ("ADI") is the Fund's distributor and is responsible for the sale of the Fund's shares. AIM, INVESCO Institutional and ADI are subsidiaries of AMVESCAP PLC.

                            Prior to April 30, 2004, INVESCO served as the investment advisor for the Fund. The following table shows the fees the Fund paid to INVESCO for its advisory services in the fiscal year ended December 31, 2003.








-----------------------------------------------------------------
                            ANNUAL FEE AS A PERCENTAGE OF AVERAGE
FUND                         ANNUAL NET ASSETS UNDER MANAGEMENT
-----------------------------------------------------------------
VIF-Financial Services Fund                     %





     Portfolio Manager

     The following individual is responsible for the day-to-day management of the Fund's portfolio holdings:


     Joseph W. Skornicka, a vice president of the Advisor and/or its affiliates, is the portfolio manager of the Fund. Before joining the Advisor and/or its affiliates in 2001, Joe was a senior equity analyst and fund manager with Munder Capital Management and an assistant vice president for Comerica Incorporated. He is a CFA charterholder. Joe holds an M.B.A. from the University of Michigan and a B.A. from Michigan State University.




     Share Price




     The Fund prices its shares based on its net asset value. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The Fund values all other securities and assets at their fair value. Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as to the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds. Because the Fund may invest in securities that are primarily listed on foreign exchanges, the value of the Fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The Fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.

[GRAPHIC] Taxes

     The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

     Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPHICS] Dividends And Capital Gain Distributions



NET INVESTMENT INCOME AND NET   The Fund intends to distribute substantially all
REALIZED CAPITAL GAINS ARE DIS- of its net investment income, if any, in
TRIBUTED TO SHAREHOLDERS AT     dividends to its shareholders. For dividend
LEAST ANNUALLY.                 purposes, net investment income consists of all
                                dividends or interest earned by the Fund's
                                investments, minus the Fund's expenses (including
                                the advisory fee). All of the Fund's net realized
                                capital gains, if any, are distributed
                                periodically, at least once a year. All dividends
                                and distributions of the Fund are reinvested in
                                additional shares of the Fund at net asset value.




     Voting Rights

     Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.


     Share Classes



     The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan", which is described in this prospectus.



     Distribution Plan



     The Fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment.

Financial Highlights


The financial highlights table is intended to help you understand the financial performance of the Fund for the period since inception. Certain information reflects the financial results for a single Series I Fund share. As of the date of this prospectus, the Series II shares had not yet commenced operations and, therefore, financial information for such shares is not available. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [Fund's auditor], independent accountants, whose report, along with the financial statements, is included in the Fund's 2003 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting ADI at the address or telephone number on the back cover of this Prospectus.



                                                                                YEAR ENDED DECEMBER 31
----------------------------------------------------------------------------------------------------------------------
                                                                    2003        2002      2001      2000    1999 (A)
PER SHARE DATA
Net Asset Value -- Beginning of Period                                          $12.42    $13.84    $11.10    $10.00
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                             0.08      0.06      0.03      0.01
Net Gains or (Losses) on Securities (Both Realized and Unrealized)               (1.93)    (1.43)     2.72      1.09
----------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                                 (1.85)    (1.37)     2.75      1.10
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income (b)                                          0.07      0.04      0.00      0.00
Distributions from Capital Gains                                                  0.00      0.01      0.01      0.00
----------------------------------------------------------------------------------------------------------------------
Total Distributions                                                               0.07      0.05      0.01      0.00
----------------------------------------------------------------------------------------------------------------------
Net Asset Value -- End of Period                                                $10.50    $12.42    $13.84    $11.10
===================================================================================================================

TOTAL RETURN (c)                                                               (14.90%)   (9.88%)   24.80% 11.00% (d)

RATIOS
Net Assets -- End of Period ($000 Omitted)                                    $142,403  $183,084  $220,316    $9,179
Ratio of Expenses to Average Net Assets (e)(f)                                   1.09%     1.07%     1.09%  1.39% (g)
Ratio of Net Investment Income to Average Net Assets (f)                         0.57%     0.46%     0.66%  0.67% (g)
Portfolio Turnover Rate                                                            72%      132%      114%    37% (d)


 (a) From September 21, 1999, commencement of investment operations, to December 31, 1999.
 (b) Dividends from Net Investment Income aggregated less than $0.01 on a per share basis for the year ended December 31, 2000.
 (c) Total Return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
 (d) Based on operations for the period shown and, accordingly, is not representative of a full year.
 (e) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
 (f) Various expenses of the Fund were voluntarily absorbed by INVESCO for the year ended December 31, 2000 and the period ended December 31, 1999. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.09% and 2.48% (annualized), respectively, and ratio of net investment income (loss) to average net assets would have been 0.66% and (0.42%) (annualized), respectively.
 (g)  Annualized

     April 30, 2004



     AIM VARIABLE INSURANCE FUNDS


     INVESCO VIF -- FINANCIAL SERVICES FUND


     You may obtain additional information about the Fund from several sources.

     Financial Reports. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as the effect of market and general economic trends and the Fund's investment strategy on the Fund's performance. The annual report also includes the report of the Fund's independent accountants.


     Statement of Additional Information. The SAI dated April 30, 2004 is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.



     Internet. The Prospectus, annual report, semiannual report, and SAI of the Fund are available on the SEC website at www.sec.gov.



     To obtain a free copy of the current Prospectus, SAI, annual report, or semiannual report, write to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173; or call 1-800-410-4246. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. Information on the operation of the Public Reference Room, including information about duplicating fee charges, can be obtained by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-7452 and 033-57340.

INVESCO VIF -- GROWTH FUND



SERIES I SHARES


A mutual fund sold exclusively to insurance company separate accounts for variable annuity and variable life insurance contracts.


TABLE OF CONTENTS
Investment Goals, Strategies, And Risks...  2
Fund Performance. ........................  4
Fee Table and Expense Example ............  5
Investment Risks. ........................  5
Principal Risks Associated With The Fund..  6
Temporary Defensive Positions ............  7
Portfolio Turnover........................  7
Fund Management...........................  7
Portfolio Managers........................  8
Share Price...............................  8
Taxes.....................................  8
Dividends And Capital Gain Distributions..  9
Voting Rights.............................  9
Share Classes.............................  9
Financial Highlights...................... 10



No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.


The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

  AIM VARIABLE INSURANCE FUNDS
[LOGO]

Your goals. Our solutions. SM  AIM INVESTMENTS SM


PROSPECTUS | April 30, 2004

     A I M Advisors, Inc. ("AIM" or "Advisor") is the investment advisor for the Fund. Prior to April 30, 2004, the Fund was a series portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation (the "Company"). On April 30, 2004, the Fund became a series portfolio of AIM Variable Insurance Funds, a Delaware statutory trust. Prior to April 30, 2004, INVESCO Funds Group, Inc. ("INVESCO") served as the investment advisor for the series portfolio of the Company.


     The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

     Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

     [GRAPHIC]  Investment Goals & Strategies


     [GRAPHIC]  Potential Investment Risks


     [GRAPHIC]  Past Performance


        ---------------------------------------------------------------




[GRAPHIC] Investment Goals, Strategies, And Risks


FOR MORE DETAILS ABOUT  The Fund seeks long-term capital growth. It also
THE FUND'S CURRENT      seeks current income. The Fund is actively
INVESTMENTS AND MARKET  managed. It invests primarily in equity
OUTLOOK, PLEASE SEE THE securities that the Advisor believes will rise in
MOST RECENT ANNUAL OR   price faster than other securities, as well as in
SEMIANNUAL REPORT.      options and other investments whose values are
                        based upon the values of equity securities.

                        The Fund normally invests at least 65% of its net assets in common stocks of large companies. We define large companies as companies that are included in the Russell 1000 Growth Index at the time of pur-chase, or if not included in that Index, have market capitalizations of at least $5 billion at the time of pur-chase. At March 31, 2003, there were approximately 572 companies represented in the Index. The scope of the Index varies with market performance of the companies in the Index. At March 31, 2003, the smallest company in the Index had a market capitalization of $246.6 million and the largest company had a market capitalization of $259.0 billion. In addition, the Advisor tries to identify companies that have -- or are expected to have -- growing earnings, revenues, and strong cash flows. the Advisor also examines a variety of industries and businesses, and seeks to purchase the securities of companies that we believe are best situated to grow in their industry categories. We also consider the dividend payment record or potential future capacity to pay dividends of the companies whose securities the Fund buys. The Fund may invest in preferred stocks (which generally pay higher dividends than common stocks) and debt instruments that are convertible into common stocks, as well as in securities of foreign companies. In recent years, the core of the Fund's investments has been concentrated in the securities of five or six dozen large companies. Investing in preferred stock often is more costly than investing in common stocks of the same company. The additional cost of investing in preferred stock may outweigh the benefit of dividend payments if the market value of the preferred stock does not sufficiently appreciate.


     The Fund is managed in the growth style. The Advisor uses a research-oriented "bottom-up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities.


     We seek securities for the Fund that meet the following standards:
    . Exceptional growth: The markets and industries they represent are growing significantly faster than the economy as a whole.
    . Leadership: They are leaders -- or emerging leaders -- in these markets, securing their positions through technology, marketing, distribution, or some other innovative means.
    . Financial validation: Their returns -- in the form of sales unit growth, rising operating margins, internal funding, and other factors -- demonstrate exceptional growth and leadership.

     Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.


     Although the Fund is subject to a number of risks that could affect its performance, its principal risk is market risk -- that is, that the prices of the securities in its portfolio will rise and fall due to price movements in the securities markets, and that the securities held in the Fund's portfolio may decline in value more than the overall securities markets. The Fund's portfolio is presently concentrated in 63 companies. Although the Advisor believes that this level of diversification is appropriate, the Fund is not as diversified as some other mutual funds.


     At any given time, the Fund may be subject to sector risk. Companies with similar lines of business (for example, financial services, health, or technology) are grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. The Fund is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Fund's portfolio holdings to a particular economic sector, the Fund's overall performance will be more susceptible to the economic, business, or other developments which generally affect that sector. The Fund can still be diversified, even if it is heavily weighted in one or more sectors.

     The Fund is subject to other principal risks such as potential conflicts, liquidity, counterparty, foreign securities, lack of timely information, and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.

     [GRAPHIC]  Fund Performance


     The bar chart below shows the Fund's Series I shares actual yearly performance (commonly known as its "total return") for the years ended December 31 since inception. The table below shows average annual total returns for various periods ended December 31, 2003 for the Fund's Series I shares compared to the S&P 500 Index and Russell 1000 Growth Index. The information in the chart and table illustrates the variability of the Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.


     The Fund's returns are net of its expenses, but do not reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.


      VIF -- GROWTH FUND (SERIES I)
      ACTUAL ANNUAL TOTAL RETURN 1,2
-------------------------------------------

                                    [CHART]


1998        38.99%
1999        29.17%
2000       (23.24%)
2001       (44.27%)
2002       (38.94%)
2003


-------------------------------------------
Best Calendar Qtr.  [12/01] [33.74%]
Worst Calendar Qtr. [9/01] [(40.41%)]



--------------------------------------------------------------
                                AVERAGE ANNUAL TOTAL RETURN
                                FOR THE PERIODS ENDED 12/31/03
--------------------------------------------------------------
                                                    SINCE
                                1 YEAR   5 YEARS  INCEPTION
VIF - Growth Fund (Series I) 1   (  %)    (  %)      (  %) 2
S&P 500 Index 3                  (  %)    (  %)          % 2
Russell 1000 Growth Index 3      (  %)    (  %)      (  %) 2



 1 For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO. Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.

 2 The Fund commenced investment operations on August 25, 1997. Index comparisons begin on August 31, 1997.
 3 The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and lower forecasted growth values. The Russell 1000 Growth Index is the most representative index for the Fund and the S&P 500 Index is included to provide additional comparison information. Please keep in mind that the indexes do not pay brokerage, management, or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.

Fee Table and Expense Example



     FEES AND EXPENSES OF THE FUND



     The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.



     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)



                                     Series I shares
Maximum Sales Charge (Load)               None
Maximum Deferred Sales Charge (Load)      None



     ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)






Management Fees                       [    ]%
Distribution and Service (12b-1) Fees None
Other Expenses                        [    ]%
Total Annual Operating Expenses       [    ]%




     [Footnotes to be provided by Amendment]


     EXPENSE EXAMPLE

     The Example is intended to help you compare the cost of investing in the Fund's Series I shares to the cost of investing in other mutual funds.



     The Example assumes a $10,000 allocation to the Fund's Series I shares for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. The example also does not represent the effect of any fees or other expenses of any variable annuity or variable life product. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:



                          1 year  3 years 5 years 10 years
Series I shares
  INVESCO VIF-Growth Fund [$    ] [$    ] [$    ] [$    ]


[GRAPHIC]Investment Risks


BEFORE ALLOCATING CON-  You should determine the level of risk with which
TRACT VALUES TO THE     you are comfortable before you allocate contract
FUND, YOU SHOULD DE-    val-ues to the Fund. The principal risks of any
TERMINE THE LEVEL OR    mutual fund, including the Fund, are:
RISK WITH WHICH YOU ARE
COMFORTABLE. TAKE INTO  Not Insured. Mutual funds are not insured by the
ACCOUNT FACTORS LIKE    FDIC or any other government agency, unlike bank
YOUR AGE, CAREER, IN-   deposits such as CDs or savings accounts.
COME LEVEL, AND TIME
HORIZON.                No Guarantee. No mutual fund can guarantee that
                        it will meet its investment objectives.

                        Possible Loss Of Investment. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

                        Volatility. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

[GRAPHIC] Principal Risks Associated With The Fund


     You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

     POTENTIAL CONFLICTS

     Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. The Board will monitor events for any potential conflicts.


     MARKET RISK
     Equity stock prices vary and may fall, thus reducing the value of the Fund's investment. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of large companies are less volatile than those of mid-size companies or small companies.

     LIQUIDITY RISK
     The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

     COUNTERPARTY RISK
     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

     FOREIGN SECURITIES RISKS
     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

       Currency Risk. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

       Political Risk. Political actions, events, or instability may result in unfavorable changes in the value of a security.

       Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

       Diplomatic Risk. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     LACK OF TIMELY INFORMATION RISK
     Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

     PORTFOLIO TURNOVER RISK
     The Fund's investments may be bought and sold relatively frequently. A high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.

                 --------------------------------------------

     Although the Fund generally invests in publicly traded equity securities of growing companies, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

INVESTMENT                                                                              RISKS
--------------------------------------------------------------------------------------------------------------------------
American Depositary Receipts (ADRs)
These are securities issued by U.S. banks that represent shares of foreign corporations Market, Information, Political,
held by those banks. Although traded in U.S. securities markets and valued in U.S.      Regulatory, Diplomatic, Liquidity,
dollars, ADRs carry most of the risks of investing directly in foreign securities.      and Currency Risks
--------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements
A contract under which the seller of a security agrees to buy it back at an agreed-upon Counterparty Risk price and time in the future.
--------------------------------------------------------------------------------------------------------------------------


[GRAPHIC] Temporary Defensive Positions



     When securities markets or economic conditions are unfavorable or unsettled, the Advisor might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. The Advisor has the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.



[GRAHIC] Portfolio Turnover



     [We actively manage and trade the Fund's portfolio. Therefore, the Fund may have a higher portfolio turnover rate than many other mutual funds.
     The Fund's portfolio turnover rate was [    %] for the fiscal year ended
     December 31, 2003.]



     [A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.]



     Fund Management


                         INVESTMENT ADVISOR

AIM AND ADI ARE SUBSIDIARIES  AIM is the investment advisor for the Fund. AIM
OF AMVESCAP PLC, AN INTERNA-  is located at 11 Greenway Plaza, Suite 100,
TIONAL INVESTMENT MANAGE-     Houston, Texas 77046-1173. The investment advisor
MENT COMPANY THAT MANAGES     supervises all aspects of the Fund's operations
MORE THAN [$345.2] BILLION IN and provides investment advisory services to the
ASSETS WORLDWIDE. AMVESCAP    Fund, including obtaining and evaluating
IS BASED IN LONDON, WITH      economic, statistical and financial information
MONEY MANAGERS LOCATED IN     to formulate and implement investment programs
EUROPE, NORTH AND SOUTH       for the Fund. AIM has acted as an investment
AMERICA, AND THE FAR EAST.    advisor since its organization in 1976. Today,
                              AIM, together with its subsidiaries, advises or
                              manages over 200 investment portfolios,
                              encompassing a broad range of investment
                              objectives. AIM is responsible for the Fund's
                              day-to-day management, including the Fund's
                              investment decisions and the execution of
                              securities transactions with respect to the Fund.

                              A I M Distributors, Inc. ("ADI") is the Fund's distributor and is responsible for the sale of the Fund's shares. AIM and ADI are subsidiaries of AMVESCAP PLC.

                              Prior to April 30, 2004, INVESCO served as the investment advisor for the Fund. The following table shows the fees the Fund paid to INVESCO for its advisory services in the fiscal year ended
                              December 31, 2003.





           ----------------------------------------------------------
                                ADVISORY FEE AS A PERCENTAGE OF
           FUND            AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
           ----------------------------------------------------------
           VIF-Growth Fund                        %

     Portfolio Managers



     The following individuals are primarily responsible for the day-to-day management of the Fund's portfolio holdings:



     Lanny H. Sachnowitz (lead manager), Senior Portfolio Manager, has been responsible for the Fund since January 16, 2004. He has been associated with the Advisor and/or its affiliates since 1987.



     James G. Birdsall, Portfolio Manager, has been responsible for the Fund since January 16, 2004. He has been associated with the Advisor and/or its affiliates since 1997.



     Monika H. Degan, Senior Portfolio Manager, has been responsible for the Fund since January 16, 2004. She has been associated with the Advisor and/or its affiliates since 1995.



     They are assisted by the Large Cap Growth Team. More information on the management team may be found on the advisor's website
     (http://www.aiminvestments.com).



     Share Price





     The Fund prices its shares based on its net asset value. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values short-term investment maturing within 60 days at amortized cost, which approximates market value. The Fund values all other securities and assets at their fair value. Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Event affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as to the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds. Because the Fund may invest in securities that are primarily listed on foreign exchanges, the value of the Fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The Fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.



 [GRAPHIC] Taxes




     The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

     Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPHIC] Dividends And Capital Gain Distributions



NET INVESTMENT INCOME AND NET  The Fund intends to distribute substantially all
REALIZED CAPITAL GAINS ARE     of its net investment income, if any, in
DISTRIBUTED TO SHAREHOLDERS AT divi-dends to its shareholders. For dividend
LEAST ANNUALLY                 purposes, net investment income consists of all
                               divi-dends or interest earned by the Fund's
                               investments, minus the Fund's expenses (including
                               the advisory fee). All of the Fund's net realized
                               capital gains, if any, are distributed
                               periodically, no less frequently than annually.
                               All dividends and distributions of the Fund are
                               reinvested in additional shares of the Fund at
                               net asset value.



     Voting Rights


     Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.


     Share Classes



     The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan". This prospectus relates to the Series I shares.

Financial Highlights


The financial highlights table is intended to help you understand the financial performance of the Fund's Series I shares for the past five years. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [Fund's auditor], independent accountants, whose report, along with the financial statements, is included in the Fund's 2003 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting ADI at the address or telephone number on the back cover of this Prospectus.



                                                YEAR ENDED DECEMBER 31
 ------------------------------------------------------------------------------
                                        2003   2002     2001     2000    1999
 PER SHARE DATA
 Net Asset Value -- Beginning of Period        $7.73   $13.87   $18.45  $14.49
 ------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS (a)
 Net Investment Loss (b)                       (0.00)   (0.00)   (0.11)  (0.00)
 Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)               (3.01)   (6.14)   (4.16)   4.21
 ------------------------------------------------------------------------------
 Total from Investment Operations              (3.01)   (6.14)   (4.27)   4.21
 ------------------------------------------------------------------------------
 LESS DISTRIBUTIONS
 Dividends from Net Investment Income           0.00     0.00     0.00    0.00
 Distributions from Capital Gains               0.00     0.00     0.31    0.25
 ------------------------------------------------------------------------------
 Total Distributions                            0.00     0.00     0.31    0.25
 ------------------------------------------------------------------------------
 Net Asset Value -- End of Period              $4.72    $7.73   $13.87  $18.45
 ==============================================================================

 TOTAL RETURN (c)                            (38.94%) (44.27%) (23.24%) 29.17%

 RATIOS
 Net Assets -- End of Period
  ($000 Omitted)                              $4,558   $5,010   $3,741  $1,032
 Ratio of Expenses to Average
  Net Assets (d)(e)                            1.51%    1.52%    1.85%   1.87%
 Ratio of Net Investment Loss to
  Average Net Assets (e)                      (0.70%)  (0.96%)  (0.58%) (0.38%)
 Portfolio Turnover Rate                        153%     120%     148%    114%


 (a) The per share information was computed based on average shares for the year ended December 31, 2000.

 (b) Net Investment Loss aggregated less than $0.01 on a per share basis for the years ended December 31, 2002, 2001 and 1999.

 (c) Total Return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
 (d) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).

 (e) Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended December 31, 2002, 2001, 2000 and 1999. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.37%, 2.32%, 2.88% and 8.99%, respectively, and ratio of net investment loss to average net assets would have been (1.56%), (1.76%), (1.61%) and (7.50%), respectively.

     April 30, 2004



     AIM VARIABLE INSURANCE FUNDS

     INVESCO VIF -- GROWTH FUND

     You may obtain additional information about the Fund from several sources.

     Financial Reports. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as the effect of market and general economic trends and the Fund's investment strategy on the Fund's performance. The annual report also includes the report of the Fund's independent accountants.


     Statement of Additional Information. The SAI dated April 30, 2004 is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.



     Internet. The Prospectus, annual report, semiannual report, and SAI of the Fund are available on the SEC website at www.sec.gov.



     To obtain a free copy of the current Prospectus, SAI, annual report, or semiannual report, write to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173; or call 1-800-410-4246. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. Information on the operation of the Public Reference Room, including information about duplicating fee charges, can be obtained by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-7452 and 033-57340.

PROSPECTUS | April 30, 2004

INVESCO VIF -- GROWTH FUND

SERIES II SHARES

A mutual fund sold exclusively to insurance company separate accounts for variable annuity and variable life insurance contracts.

TABLE OF CONTENTS
Investment Goals, Strategies, And Risks..2
Fund Performance.........................4
Fee Table and Expense Example............5
Investment Risks.........................5
Principal Risks Associated With The Fund.6
Temporary Defensive Positions............7
Portfolio Turnover.......................7
Fund Management..........................7
Portfolio Managers.......................8
Share Price..............................8
Taxes....................................8
Dividends And Capital Gain Distributions.9
Voting Rights............................9
Share Classes............................9
Distribution Plan........................9
Financial Highlights....................10

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.

The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

AIM VARIABLE INSURANCE FUNDS                         Your goals        [LOGO]
                                                   Our solutions sm     AIM
                                                                     Investments

     A I M Advisors, Inc. ("AIM" or "Advisor") is the investment advisor for the Fund. Prior to April 30, 2004, the Fund was a series portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation (the "Company"). On April 30, 2004, the Fund became a series portfolio of AIM Variable Insurance Funds, a Delaware statutory trust. Prior to April 30, 2004, INVESCO Funds Group, Inc. ("INVESCO") served as the investment advisor for the series portfolio of the Company.

     The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

     Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[GRAPHIC] Investment Goals & Strategies

[GRAPHIC] Potential Investment Risks

[GRAPHIC] Past Performance


        ---------------------------------------------------------------


[GRAPHICS] Investment Goals, Strategies, And Risks

FOR MORE DETAILS ABOUT  The Fund seeks long-term capital growth. It also
THE FUND'S CURRENT      seeks current income. The Fund is actively
INVESTMENTS AND MARKET  managed. It invests primarily in equity
OUTLOOK, PLEASE SEE THE securities that the Advisor believes will rise in
MOST RECENT ANNUAL OR   price faster than other securities, as well as in
SEMIANNUAL REPORT.      options and other investments whose values are
                        based upon the values of equity securities.

                        The Fund normally invests at least 65% of its net assets in common stocks of large companies. We define large companies as companies that are included in the Russell 1000 Growth Index at the time of pur-chase, or if not included in that Index, have market capitalizations of at least $5 billion at the time of pur-chase. At March 31, 2003, there were approximately 572 companies represented in the Index. The scope of the Index varies with market performance of the companies in the Index. At March 31, 2003, the smallest company in the Index had a market capitalization of $246.6 million and the largest company had a market capitalization of $259.0 billion. In addition, the Advisor tries to identify companies that have -- or are expected to have -- growing earnings, revenues, and strong cash flows. the Advisor also examines a variety of industries and businesses, and seeks to purchase the securities of companies that we believe are best situated to grow in their industry categories. We also consider the dividend payment record or potential future capacity to pay dividends of the companies whose securities the Fund buys. The Fund may invest in preferred stocks (which generally pay higher dividends than common stocks) and debt instruments that are convertible into common stocks, as well as in securities of foreign companies. In recent years, the core of the Fund's investments has been concentrated in the securities of five or six dozen large companies. Investing in preferred stock often is more costly than investing in common stocks of the same company. The additional cost of investing in preferred stock may outweigh the benefit of dividend payments if the market value of the preferred stock does not sufficiently appreciate.

     The Fund is managed in the growth style. The Advisor uses a research-oriented "bottom-up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities.

     We seek securities for the Fund that meet the following standards:
     . Exceptional growth: The markets and industries they represent are growing significantly faster than the economy as a whole.
     . Leadership: They are leaders -- or emerging leaders -- in these markets, securing their positions through technology, marketing, distribution, or some other innovative means.
     . Financial validation: Their returns -- in the form of sales unit growth, rising operating margins, internal funding, and other factors -- demonstrate exceptional growth and leadership.

     Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.

     Although the Fund is subject to a number of risks that could affect its performance, its principal risk is market risk -- that is, that the prices of the securities in its portfolio will rise and fall due to price movements in the securities markets, and that the securities held in the Fund's portfolio may decline in value more than the overall securities markets. The Fund's portfolio is presently concentrated in 63 companies. Although the Advisor believes that this level of diversification is appropriate, the Fund is not as diversified as some other mutual funds.

     At any given time, the Fund may be subject to sector risk. Companies with similar lines of business (for example, financial services, health, or technology) are grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. The Fund is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Fund's portfolio holdings to a particular economic sector, the Fund's overall performance will be more susceptible to the economic, business, or other developments which generally affect that sector. The Fund can still be diversified, even if it is heavily weighted in one or more sectors.

     The Fund is subject to other principal risks such as potential conflicts, liquidity, counterparty, foreign securities, lack of timely information, and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.

[GRAPHIC] Fund Performance


     The bar chart below shows the Fund's actual yearly performance (commonly known as its "total return") for the years ended December 31 since inception. The table below shows average annual total returns for various periods ended December 31, 2003 for the Fund compared to the S&P 500 Index and Russell 1000 Growth Index. The information in the chart and table illustrates the variability of the Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.

     The Fund's returns are net of its expenses, but do not reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.

     Series II shares were first offered April 30, 2004. The performance shown for periods prior to that date reflects the historical results of the Series I class of shares ("Series I shares"), which are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). All performance shown assumes the reinvestment of dividends and capital gains.

            VIF -- GROWTH FUND
      ACTUAL ANNUAL TOTAL RETURN 1,2
-------------------------------------------------------

                                    [CHART]


     1998     1999     2000      2001     2002    2003
     ----     ----     ----      ----     ----    ----
    38.99%   29.17%  (23.24%)  (44.27%)  (38.94%)

-------------------------------------------------------
Best Calendar Qtr.  [12/01] [33.74%]
Worst Calendar Qtr. [9/01] [(40.41%)]

     The performance table reflects the historical results of the Series I shares, and not the Series II shares, which were first offered on April 30, 2004. The Series II shares have higher expenses resulting from its Rule 12b-1 plan, which would lower the performance shown.

-----------------------------------------------------------
                             AVERAGE ANNUAL TOTAL RETURN
                             FOR THE PERIODS ENDED 12/31/03
-----------------------------------------------------------
                                                 SINCE
                             1 YEAR   5 YEARS  INCEPTION
VIF - Growth Fund 1           (  %)   (  %)     (  %) 2
S&P 500 Indexv3               (  %)   (  %)        %  2
Russell 1000 Growth Index 3   (  %)   (  %)     (  %) 2

 1 For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO. Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.
 2 The Fund commenced investment operations on August 25, 1997. Index comparisons begin on August 31, 1997.
 3 The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and lower forecasted growth values. The Russell 1000 Growth Index is the most representative index for the Fund and the S&P 500 Index is included to provide additional comparison information. Please keep in mind that the indexes do not pay brokerage, management, or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.

Fee Table and Expense Example

     FEES AND EXPENSES OF THE FUND

     The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                     Series II shares
Maximum Sales Charge (Load)                None
Maximum Deferred Sales Charge (Load)       None

     ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                       [  %]
Distribution and Service (12b-1) Fees 0.25%
Other Expenses                        [  %]
Total Annual Operating Expenses       [  %]

   [Footnotes to be provided by Amendment]

     EXPENSE EXAMPLE
     The Example is intended to help you compare the cost of investing in the Fund's Series II shares to the cost of investing in other mutual funds.

     The Example assumes a $10,000 allocation to the Fund's Series II shares for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. The example also does not represent the effect of any fees or other expenses of any variable annuity or variable life product. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:

                          1 year  3 years 5 years 10 years
Series II shares
  INVESCO VIF-Growth Fund [$    ] [$    ] [$    ] [$    ]

[LOGO]Investment Risks

BEFORE ALLOCATING CON-  You should determine the level of risk with which
TRACT VALUES TO THE     you are comfortable before you allocate contract
FUND, YOU SHOULD DE-    values to the Fund. The principal risks of any
TERMINE THE LEVEL OR    mutual fund, including the Fund, are:
RISK WITH WHICH YOU ARE
COMFORTABLE. TAKE INTO  Not Insured. Mutual funds are not insured by the
ACCOUNT FACTORS LIKE    FDIC or any other government agency, unlike bank
YOUR AGE, CAREER, IN-   deposits such as CDs or savings accounts.
COME LEVEL, AND TIME
HORIZON.                No Guarantee. No mutual fund can guarantee that
                        it will meet its investment objectives.

                        Possible Loss Of Investment. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

                        Volatility. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

[LOGO] Principal Risks Associated With The Fund

     You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

     POTENTIAL CONFLICTS
     Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. The Board will monitor events for any potential conflicts.

     MARKET RISK
     Equity stock prices vary and may fall, thus reducing the value of the Fund's investment. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of large companies are less volatile than those of mid-size companies or small companies.

     LIQUIDITY RISK
     The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

     COUNTERPARTY RISK
     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

     FOREIGN SECURITIES RISKS
     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

       Currency Risk. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

       Political Risk. Political actions, events, or instability may result in unfavorable changes in the value of a security.

       Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

       Diplomatic Risk. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     LACK OF TIMELY INFORMATION RISK
     Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

     PORTFOLIO TURNOVER RISK
     The Fund's investments may be bought and sold relatively frequently. A high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.

                 --------------------------------------------

     Although the Fund generally invests in publicly traded equity securities of growing companies, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

INVESTMENT                                                                                 RISKS
-----------------------------------------------------------------------------------------------------------------------------
American Depositary Receipts (ADRs)
These are securities issued by U.S. banks that represent shares of foreign corporations    Market, Information, Political,
held by those banks. Although traded in U.S. securities markets and valued in U.S.         Regulatory, Diplomatic, Liquidity,
dollars, ADRs carry most of the risks of investing directly in foreign securities.         and Currency Risks
-----------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements
A contract under which the seller of a security agrees to buy it back at an agreed-upon    Counterparty Risk
price and time in the future.
-----------------------------------------------------------------------------------------------------------------------------

[LOGO]Temporary Defensive Positions

     When securities markets or economic conditions are unfavorable or unsettled, the Advisor might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. The Advisor has the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[LOGO]Portfolio Turnover

     [We actively manage and trade the Fund's portfolio. Therefore, the Fund may have a higher portfolio turnover rate than many other mutual funds.
     The Fund's portfolio turnover rate was [    %] for the fiscal year ended
     December 31, 2003.]

     [A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.]

Fund Management

                         INVESTMENT ADVISOR

AIM AND ADI ARE SUBSIDIARIES  AIM is the investment advisor for the Fund. AIM
OF AMVESCAP PLC, AN INTERNA-  is located at 11 Greenway Plaza, Suite 100,
TIONAL INVESTMENT MANAGE-     Houston, Texas 77046-1173. The investment advisor
MENT COMPANY THAT MANAGES     supervises all aspects of the Fund's operations
MORE THAN [$345.2] BILLION IN and provides investment advisory services to the
ASSETS WORLDWIDE. AMVESCAP    Fund, including obtaining and evaluating
IS BASED IN LONDON, WITH      economic, statistical and financial information
MONEY MANAGERS LOCATED IN     to formulate and implement investment programs
EUROPE, NORTH AND SOUTH       for the Fund. AIM has acted as an investment
AMERICA, AND THE FAR EAST.    advisor since its organization in 1976. Today,
                              AIM, together with its subsidiaries, advises or
                              manages over 200 investment portfolios,
                              encompassing a broad range of investment
                              objectives. AIM is responsible for the Fund's
                              day-to-day management, including the Fund's
                              investment decisions and the execution of
                              securities transactions with respect to the Fund.

                              A I M Distributors, Inc. ("ADI") is the Fund's distributor and is responsible for the sale of the Fund's shares. AIM and ADI are subsidiaries of AMVESCAP PLC.

                              Prior to April 30, 2004, INVESCO served as the investment advisor for the Fund. The following table shows the fees the Fund paid to INVESCO for its advisory services in the fiscal year ended
                              December 31, 2003.

           ----------------------------------------------------------
                                ADVISORY FEE AS A PERCENTAGE OF
           FUND            AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
           ----------------------------------------------------------
           VIF-Growth Fund                        %

Portfolio Managers

     The following individuals are primarily responsible for the day-to-day management of the Fund's portfolio holdings:

     Lanny H. Sachnowitz (lead manager), Senior Portfolio Manager, has been responsible for the Fund since January 16, 2004. He has been associated with the Advisor and/or its affiliates since 1987.

     James G. Birdsall, Portfolio Manager, has been responsible for the Fund since January 16, 2004. He has been associated with the Advisor and/or its affiliates since 1997.

     Monika H. Degan, Senior Portfolio Manager, has been responsible for the Fund since January 16, 2004. She has been associated with the Advisor and/or its affiliates since 1995.

     They are assisted by the Large Cap Growth Team. More information on the management team may be found on the advisor's website
     (http://www.aiminvestments.com).

Share Price

     The Fund prices its shares based on its net asset value. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The Fund values all other securities and assets at their fair value. Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as to the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds. Because the Fund may invest in securities that are primarily listed on foreign exchanges, the value of the Fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The Fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.

[GRAPHIC] Taxes

     The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

     Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPHIC] Dividends And Capital Gain Distributions


NET INVESTMENT INCOME AND NET  The Fund intends to distribute substantially all of its net
REALIZED CAPITAL GAINS ARE     investment income, if any, in divi-dends to its shareholders.
DISTRIBUTED TO SHAREHOLDERS AT For dividend purposes, net investment income consists of all
LEAST ANNUALLY                 divi-dends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the
                               Fund's net realized capital gains, if any, are distributed periodically, no less frequently than annually. All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

Voting Rights

     Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

Share Classes

     The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan", which is described in this prospectus.

Distribution Plan


     The Fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment.

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Fund for the past five years. Certain information reflects the financial results for a single Series I Fund share. As of the date of this prospectus, the Series II shares had not yet commenced operations and, therefore, financial information for such shares is not available. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [Fund's auditor], independent accountants, whose report, along with the financial statements, is included in the Fund's 2003 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting ADI at the address or telephone number on the back cover of this Prospectus.

                                                YEAR ENDED DECEMBER 31
 ------------------------------------------------------------------------------
                                        2003   2002     2001     2000    1999
 PER SHARE DATA
 Net Asset Value -- Beginning of Period        $7.73   $13.87   $18.45  $14.49
 ------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS (a)
 Net Investment Loss (b)                       (0.00)   (0.00)   (0.11)  (0.00)
 Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)               (3.01)   (6.14)   (4.16)   4.21
 ------------------------------------------------------------------------------
 Total from Investment Operations              (3.01)   (6.14)   (4.27)   4.21
 ------------------------------------------------------------------------------
 LESS DISTRIBUTIONS
 Dividends from Net Investment Income           0.00     0.00     0.00    0.00
 Distributions from Capital Gains               0.00     0.00     0.31    0.25
 ------------------------------------------------------------------------------
 Total Distributions                            0.00     0.00     0.31    0.25
 ------------------------------------------------------------------------------
 Net Asset Value -- End of Period              $4.72    $7.73   $13.87  $18.45
 ==============================================================================

 TOTAL RETURN (c)                            (38.94%) (44.27%) (23.24%) 29.17%

 RATIOS
 Net Assets -- End of Period
  ($000 Omitted)                              $4,558   $5,010   $3,741  $1,032
 Ratio of Expenses to Average
  Net Assets (d)(e)                            1.51%    1.52%    1.85%   1.87%
 Ratio of Net Investment Loss to
  Average Net Assets (e)                      (0.70%)  (0.96%)  (0.58%) (0.38%)
 Portfolio Turnover Rate                        153%     120%     148%    114%

 (a) The per share information was computed based on average shares for the year ended December 31, 2000.
 (b) Net Investment Loss aggregated less than $0.01 on a per share basis for the years ended December 31, 2002, 2001 and 1999.
 (c) Total Return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
 (d) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
 (e) Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended December 31, 2002, 2001, 2000 and 1999. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.37%, 2.32%, 2.88% and 8.99%, respectively, and ratio of net investment loss to average net assets would have been (1.56%),
     (1.76%), (1.61%) and (7.50%), respectively.

     April 30, 2004

     AIM VARIABLE INSURANCE FUNDS
     INVESCO VIF -- GROWTH FUND

     You may obtain additional information about the Fund from several sources.

     Financial Reports. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as the effect of market and general economic trends and the Fund's investment strategy on the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

     Statement of Additional Information. The SAI dated April 30, 2004 is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

     Internet. The Prospectus, annual report, semiannual report, and SAI of the Fund are available on the SEC website at www.sec.gov.

     To obtain a free copy of the current Prospectus, SAI, annual report, or semiannual report, write to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173; or call 1-800-410-4246. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. Information on the operation of the Public Reference Room, including information about duplicating fee charges, can be obtained by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-7452 and 033-57340.

INVESCO VIF - HEALTH SCIENCES FUND

SERIES I SHARES

A mutual fund sold exclusively to insurance company separate accounts for variable annuity and variable life insurance contracts.

TABLE OF CONTENTS
Investment Goals, Strategies, And Risks. 2
Fund Performance........................ 3
Fee Table and Expense Example........... 4
Investment Risks........................ 4
Principal Risks Associated With The Fund 5
Temporary Defensive Positions........... 6
Portfolio Turnover...................... 6
Fund Management......................... 6
Portfolio Manager....................... 6
Share Price............................. 7
Taxes................................... 7
Dividends And Capital Gain Distributions 7
Voting Rights........................... 7
Share Classes........................... 7
Financial Highlights.................... 8



No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.



The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.



  AIM VARIABLE INSURANCE FUNDS

[LOGO]

Your goals. Our solutions. SM   AIM INVESTMENTS SM


PROSPECTUS | April 30, 2004

     A I M Advisors, Inc. ("AIM" or "Advisor") is the investment advisor for the Fund and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional"), is the sub-advisor for the Fund. Prior to April 30, 2004,the Fund was a series portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation (the "Company"). On April 30, 2004, the Fund became a series portfolio of AIM Variable Insurance Funds, a Delaware statutory trust. Prior to April 30, 2004, INVESCO Funds Group, Inc. ("INVESCO") served as the investment advisor for the series portfolio of the Company. INVESCO Institutional is an affiliate of INVESCO.


     The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

     Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

     [GRAPHIC] Investment Goals & Strategies



     [GRAPHIC] Potential Investment Risks

     [GRAPHIC] Past Performance







        ---------------------------------------------------------------


     [GRAPHIC] Investment Goals, Strategies, And Risks




FOR MORE DETAILS ABOUT  The Fund seeks capital growth. It is actively
THE FUND'S CURRENT      managed. The Fund invests primarily in equity
INVESTMENTS AND MARKET securities that the Advisor believes will rise in OUTLOOK, PLEASE SEE THE price faster than other securities, as well as in
MOST RECENT ANNUAL OR   options and other investments whose values are
SEMIANNUAL REPORT.      based upon the values of equity securities.

                        The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies that develop, produce, or distribute products or services related to health care. These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals, bio-technology, and health care providers and services companies. At any given time, 20% of the Fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in the health sciences sector, a company must meet at least one of the following tests:

    . At least 50% of its gross income or its net sales must come from activities in the health sciences sector;
    . At least 50% of its assets must be devoted to producing revenues from the health sciences sector; or
    . Based on other available information, we determine that its primary business is within the health sciences sector.


     The Advisor uses a research-oriented "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes companies that the Advisor believes are strongly managed and will generate above-average long-term capital appreciation.


     We focus on the dominant players in fast-growing therapeutic areas or companies on the verge of exciting medical breakthroughs. We seek companies with strong, commercially successful products as well as promising product pipelines. This strategy may lead us to invest in both well-established health care firms and faster-growing, more dynamic entities. Well-established health care companies typically provide liquidity and earnings visibility for the portfolio and represent core holdings in the Fund. The Fund also may invest in high growth, earlier stage companies whose future profitability could be dependent upon increasing market shares from one or a few key products. Some companies often have limited operating histories and their potential profitability may be dependent on regulatory approval of their products, which increases the volatility of these companies' securities prices and could have an adverse impact upon the companies' future growth and profitability.

     Changes in government regulation could also have an adverse impact. Continuing technological advances may mean rapid obsolescence of products and services.

     Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.

     As a sector fund, the portfolio is concentrated in a comparatively narrow segment of the economy. This means the Fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments and consequently the value of an investment in the Fund tend to go up and down more rapidly.

     The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, counterparty, lack of timely information, and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.

[GRAPHIC] Fund Performance

     The bar chart below shows the Fund's Series I shares actual yearly performance (commonly known as its "total return") for the years ended December 31 since inception. The table below shows average annual total returns for various periods ended December 31, 2003 for the Fund's Series
     I shares compared to the S&P 500 Index. The information in the chart and table illustrates the variability of the Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.




     The Fund's returns are net of its expenses, but do not reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.


  VIF -- HEALTH SCIENCES FUND (SERIES I)
     ACTUAL ANNUAL TOTAL RETURN 1,2
-------------------------------------------

                                    [CHART]


1998        42.85%
1999         4.86%
2000        30.54%
2001       (12.59%)
2002       (24.45%)
2003

-------------------------------------------
Best Calendar Qtr.  [12/98] [15.79%]
Worst Calendar Qtr. [3/01] [(21.45%)]



---------------------------------------------------------------------
                                       AVERAGE ANNUAL TOTAL RETURN
                                       FOR THE PERIODS ENDED 12/31/03
---------------------------------------------------------------------
                                                            SINCE
                                       1 YEAR   5 YEARS   INCEPTION
VIF-Health Sciences Fund (Series I) 1   (--%)     --%      --% 2
S&P 500 Index 3                         (--%)    (--%)     --% 2



 1 For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO. Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.

 2 The Fund commenced investment operations on May 22, 1997. Index comparisons begin on May 31, 1997.
 3 The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. Please keep in mind that the index does not pay brokerage, management, or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.

Fee Table and Expense Example



     FEES AND EXPENSES OF THE FUND



     The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.



     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)



                                     Series I shares
Maximum Sales Charge (Load)               None
Maximum Deferred Sales Charge (Load)      None




     ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)







Management Fees                       [    %]
Distribution and Service (12b-1) Fees    None
Other Expenses                        [    %]
                                      -------
Total Annual Fund Operating Expenses  [    %]
                                      =======





[FOOTNOTES TO BE PROVIDED BY AMENDMENT]




     EXPENSE EXAMPLE


     The Example is intended to help you compare the cost of investing in the Fund's Series I shares to the cost of investing in other mutual funds.



     The Example assumes a $10,000 allocation to the Fund's Series I shares for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the operating expenses of the Fund remain the same. The example also does not represent the effect of any fees or other expenses of any variable annuity or variable life product. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:



                                         1 year  3 years 5 years 10 years
  Series I shares
    INVESCO VIF-Health Sciences Fund     [$    ] [$    ] [$    ] [$    ]


[GRAPHIC] Investment Risks


BEFORE ALLOCATING      You should determine the level of risk with which
CONTRACT VALUES TO     you are comfortable before you allocate contract
THE FUND, YOU SHOULD   values to the Fund. The principal risks of any
DETERMINE THE LEVEL OF mutual fund, including the Fund, are:
RISK WITH WHICH YOU
ARE COMFORTABLE. TAKE  Not Insured. Mutual funds are not insured by the
INTO ACCOUNT FACTORS   FDIC or any other government agency, unlike bank
LIKE YOUR AGE, CAREER, deposits such as CDs or savings accounts.
INCOME LEVEL, AND
TIME HORIZON.          No Guarantee. No mutual fund can guarantee that
                       it will meet its investment objectives.

                       Possible Loss Of Investment. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

                       Volatility. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

[GRAPHIC] Principal Risks Associated With The Fund

     You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

     POTENTIAL CONFLICTS

     Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. The Board will monitor events for any potential conflicts.


     MARKET RISK
     Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.

     FOREIGN SECURITIES RISKS
     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

       Currency Risk. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

       Political Risk. Political actions, events, or instability may result in unfavorable changes in the value of a security.

       Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

       Diplomatic Risk. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     LIQUIDITY RISK
     The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

     COUNTERPARTY RISK
     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

     LACK OF TIMELY INFORMATION RISK
     Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

     PORTFOLIO TURNOVER RISK
     The Fund's investments may be bought and sold relatively frequently. A high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.

        ---------------------------------------------------------------

     Although the Fund generally invests in equity securities of companies that develop, produce, or distribute products or services related to health care, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

INVESTMENT                                                                              RISKS
--------------------------------------------------------------------------------------------------------------------------
American Depositary Receipts (ADRs)
These are securities issued by U.S. banks that represent shares of foreign corporations Market, Information, Political,
held by those banks. Although traded in U.S. securities markets and valued in U.S.      Regulatory, Diplomatic, Liquidity,
dollars, ADRs carry most of the risks of investing directly in foreign securities.      and Currency Risks
--------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements
A contract under which the seller of a security agrees to buy it back at an agreed-upon Counterparty Risk price and time in the future.
--------------------------------------------------------------------------------------------------------------------------

[LOGO]Temporary Defensive Positions

     When securities markets or economic conditions are unfavorable or unsettled, the Advisor might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. The Advisor has the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.



     [GRAPHIC] Portfolio Turnover

     [We actively manage and trade the Fund's portfolio. Therefore, the Fund may have a higher portfolio turnover rate than many other mutual funds. The Fund's portfolio turnover rate was [ %] for the fiscal year ended December 31, 2003. The increase in the Fund's portfolio turnover rate was primarily due to heavier than expected shareholder activity and market volatility. We expect that this trend may continue in the future.]



     [A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.]



     Fund Management

                               INVESTMENT ADVISOR


AIM, INVESCO INSTITUTIONAL AND ADI ARE AIM is the investment advisor for the Fund and
SUBSIDIARIES OF AMVESCAP PLC,          INVESCO Institutional is the sub-advisor for the
AN INTERNATIONAL INVESTMENT            Fund. AIM is located at 11 Greenway Plaza, Suite
MANAGEMENT COMPANY THAT MANAGES        100, Houston, Texas 77046-1173. The Fund's
MORE THAN [$345.2] BILLION IN ASSETS   investment advisor manages the investment
WORLDWIDE. AMVESCAP IS BASED IN        operations of the Fund and has agreed to perform
LONDON, WITH MONEY MANAGERS            or arrange for the performance of the Fund's
LOCATED IN EUROPE, NORTH AND           day-to-day management. AIM has acted as an
SOUTH AMERICA, AND THE FAR EAST.       investment advisor since its organization in
                                       1976. Today, AIM, together with its subsidiaries,
                                       advises or manages over 200 investment
                                       portfolios, encompassing a broad range of
                                       investment objectives. INVESCO Institutional is
                                       located at 1355 Peachtree Street, NE, Suite 250,
                                       Atlanta, Georgia. As sub-advisor, INVESCO
                                       Institutional is responsible for the Fund's
                                       day-to-day management, including the Fund's
                                       investment decisions and the execution of
                                       securities transactions with respect to the Fund.

                                       A I M Distributors, Inc. ("ADI") is the Fund's
                                       distributor and is responsible for the sale of
                                       the Fund's shares. AIM, INVESCO Institutional and
                                       ADI are subsidiaries of AMVESCAP PLC.







     Prior to April 30, 2004, INVESCO served as the investment advisor for the Fund. The following table shows the fees the Fund paid to INVESCO for its advisory services in the fiscal year ended December 31, 2003.



      -------------------------------------------------------------------
                                    ADVISORY FEE AS A PERCENTAGE OF
      FUND                     AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
      -------------------------------------------------------------------
      VIF-Health Sciences Fund                        %





     Portfolio Manager



     The following individuals are primarily responsible for the day-to-day management of the Fund's portfolio holdings:



     Thomas R. Wald, a vice president of the Advisor and/or its affiliates, is a portfolio manager of the Fund. Before joining the Advisor and/or its affiliates in 1997, Tom was an analyst with Munder Capital Management, Duff & Phelps and Prudential Investment Corp. He is a CFA charterholder. Tom holds an M.B.A from the Wharton School at the University of Pennsylvania and a B.A. from Tulane University.



     Andy Summers is a Portfolio Manager for the Fund. He is also a Portfolio Manager for INVESCO Health Sciences portfolio. Andy joined the INVESCO Health Sciences investment team in 1998. He is a CFA charterholder. Prior to joining INVESCO, Andy worked as an analyst assistant for Denver Investment Advisors. He received his master's degree in finance from the University of Wisconsin at Madison in 1998. He received his bachelor's degree in finance from the University of Wisconsin at Whitewater in 1996.

     Share Price




     The Fund prices its shares based on its net asset value. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The Fund values all other securities and assets at their fair value. Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as to the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds. Because the Fund may invest in securities that are primarily listed on foreign exchanges, the value of the Fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The Fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.


[GRAPHIC] Taxes

     The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

     Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPHIC] Dividends And Capital Gain Distributions

NET INVESTMENT INCOME AND      The Fund intends to distribute substantially all
NET REALIZED CAPITAL GAINS ARE of its net investment income, if any, in
DISTRIBUTED TO SHAREHOLDERS    dividends to its shareholders. For dividend
AT LEAST ANNUALLY.             purposes, net investment income consists of all
                               dividends or interest earned by the Fund's
                               investments, minus the Fund's expenses (including
                               the advisory fee). All of the Fund's net realized
                               capital gains, if any, are distributed
                               periodically, no less frequently than annually.
                               All dividends and distributions of the Fund are
                               reinvested in additional shares of the Fund at
                               net asset value.

     Voting Rights

     Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.


     Share Classes



     The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan". This prospectus relates to the Series I shares.

Financial Highlights


The financial highlights table is intended to help you understand the financial performance of the Fund's Series I shares for the past five years. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [Fund's auditor], independent accountants, whose report, along with the financial statements, is included in the Fund's 2003 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting ADI at the address or telephone number on the back cover of this Prospectus.



                                                         YEAR ENDED DECEMBER 31
-----------------------------------------------------------------------------------------
                                                2003   2002      2001      2000    1999
PER SHARE DATA
Net Asset Value -- Beginning of Period                 $18.20    $20.89    $16.02  $15.29
-----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss) (a)                        (0.00)    (0.01)     0.05    0.02
Net Gains or (Losses) on Securities
 (Both Realized and Unrealized)                         (4.45)    (2.62)     4.84    0.72
-----------------------------------------------------------------------------------------
Total from Investment Operations                        (4.45)    (2.63)     4.89    0.74
-----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income (b)                 0.00      0.06      0.00    0.01
Distributions from Capital Gains                         0.00      0.00      0.02    0.00
-----------------------------------------------------------------------------------------
Total Distributions                                      0.00      0.06      0.02    0.01
-----------------------------------------------------------------------------------------
Net Asset Value -- End of Period                       $13.75    $18.20    $20.89  $16.02
=========================================================================================

TOTAL RETURN (c)                                      (24.45%)  (12.59%)   30.54%   4.86%

RATIOS
Net Assets -- End of Period ($000 Omitted)           $232,681  $343,304  $353,398 $11,652
Ratio of Expenses to Average Net Assets (d)(e)          1.07%     1.06%     1.07%   1.48%
Ratio of Net Investment Income (Loss) to
 Average Net Assets (e)                                (0.43%)   (0.38%)    0.68%   0.36%
Portfolio Turnover Rate                                  130%       88%      145%    173%





(a)Net Investment Loss aggregated less than $0.01 on a per shares basis for the year ended December 31, 2002.


(b)Dividends from Net Investment Income aggregated less than $0.01 on a per share basis for the year ended December 31, 2000.


(c)Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.


(d)Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).


(e)Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended December 31, 2000 and 1999. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.07% and 2.85%, respectively, and ratio of net investment income
   (loss) to average net assets would have been 0.68% and (1.01%), respectively.

     April 30, 2004



     AIM VARIABLE INSURANCE FUNDS


     INVESCO VIF -- HEALTH SCIENCES FUND


     You may obtain additional information about the Fund from several sources.

     Financial Reports. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as the effect of market and general economic trends and the Fund's investment strategy on the Fund's performance. The annual report also includes the report of the Fund's independent accountants.


     Statement of Additional Information. The SAI dated April 30, 2004 is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.



     Internet. The Prospectus, SAI, annual report, and semiannual report of the Fund are available on the SEC website at www.sec.gov.



     To obtain a free copy of the current Prospectus, SAI, annual report, or semiannual report, write to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173; or call 1-800-410-4246. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. Information on the operation of the Public Reference Room, including information on duplicating fee charges, can be obtained by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-7452 and 033-57340.

PROSPECTUS | April 30, 2004

INVESCO VIF - HEALTH SCIENCES FUND
SERIES II SHARES

A mutual fund sold exclusively to insurance company separate accounts for variable annuity and variable life insurance contracts.

TABLE OF CONTENTS
Investment Goals, Strategies, And Risks...............  2
Fund Performance......................................  3
Fee Table and Expense Example.........................  4
Investment Risks......................................  4
Principal Risks Associated With The Fund..............  5
Temporary Defensive Positions.........................  6
Portfolio Turnover....................................  6
Fund Management.......................................  6
Portfolio Manager.....................................  6
Share Price...........................................  7
Taxes.................................................  7
Dividends And Capital Gain Distributions..............  7
Voting Rights.........................................  7
Share Classes.........................................  7
Distribution Plan.....................................  7
Financial Highlights..................................  8

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.

The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.


  AIM VARIABLE INSURANCE FUNDS
  [LOGO]

  Your goals. Our solutions./SM/  AIM INVESTMENTS/SM/

     A I M Advisors, Inc. ("AIM" or "Advisor") is the investment advisor for the Fund and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional"), is the sub-advisor for the Fund. Prior to April 30, 2004, the Fund was a series portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation (the "Company"). On April 30, 2004, the Fund became a series portfolio of AIM Variable Insurance Funds, a Delaware statutory trust. Prior to April 30, 2004, INVESCO Funds Group, Inc. ("INVESCO") served as the investment advisor for the series portfolio of the Company. INVESCO Institutional is an affiliate of INVESCO.

     The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

     Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[GRAPHIC] Investment Goals & Strategies

[GRAPHIC] Potential Investment Risks

[GRAPHIC] Past Performance

        ---------------------------------------------------------------

[GRAPHIC] Investment Goals, Strategies, And Risks

FOR MORE DETAILS ABOUT  The Fund seeks capital growth. It is actively
THE FUND'S CURRENT      managed. The Fund invests primarily in equity
INVESTMENTS AND MARKET securities that the Advisor believes will rise in OUTLOOK, PLEASE SEE THE price faster than other securities, as well as in
MOST RECENT ANNUAL OR   options and other invest-ments whose values are
SEMIANNUAL REPORT.      based upon the values of equity securities.

                        The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instru-ments of companies that develop, produce, or distribute products or services related to health care. These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals, bio-technology, and health care providers and services companies. At any given time, 20% of the Fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in the health sciences sector, a company must meet at least one of the following tests:

    . At least 50% of its gross income or its net sales must come from activities in the health sciences sector;
    . At least 50% of its assets must be devoted to producing revenues from the health sciences sector; or
    . Based on other available information, we determine that its primary business is within the health sciences sector.

     The Advisor uses a research-oriented "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes companies that the Advisor believes are strongly managed and will generate above-average long-term capital appreciation.

     We focus on the dominant players in fast-growing therapeutic areas or companies on the verge of exciting medical breakthroughs. We seek companies with strong, commercially successful products as well as promising product pipelines. This strategy may lead us to invest in both well-established health care firms and faster-growing, more dynamic entities. Well-established health care companies typically provide liquidity and earnings visibility for the portfolio and represent core holdings in the Fund. The Fund also may invest in high growth, earlier stage companies whose future profitability could be dependent upon increasing market shares from one or a few key products. Some companies often have limited operating histories and their potential profitability may be dependent on regulatory approval of their products, which increases the volatility of these companies' securities prices and could have an adverse impact upon the companies' future growth and profitability.

     Changes in government regulation could also have an adverse impact. Continuing technological advances may mean rapid obsolescence of products and services.

     Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.

     As a sector fund, the portfolio is concentrated in a comparatively narrow segment of the economy. This means the Fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments and consequently the value of an investment in the Fund tend to go up and down more rapidly.

     The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, counterparty, lack of timely information, and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.


[GRAPHIC] Fund Performance

     The bar chart below shows the Fund's actual yearly performance (commonly known as its "total return") for the years ended December 31 since inception. The table below shows average annual total returns for various periods ended December 31, 2003 for the Fund compared to the S&P 500 Index. The information in the chart and table illustrates the variability of the Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.

     The Fund's returns are net of its expenses, but do not reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.

     Series II shares were first offered April 30, 2004. The performance shown for periods prior to that date reflects the historical results of the Series I class of shares ("Series I shares"), which are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). All performance shown assumes the reinvestment of dividends and capital gains.

       VIF -- HEALTH SCIENCES FUND
      ACTUAL ANNUAL TOTAL RETURN 1,2
----------------------------------------------------------------

                                    [CHART]


    1998     1999      2000      2001      2002      2003
   ------   ------    ------    ------    ------    ------
   42.85%    4.86%    30.54%   (12.59%)  (24.45%)

----------------------------------------------------------------
Best Calendar Qtr.  [12/98] [15.79%]
Worst Calendar Qtr. [3/01] [(21.45%)]

     The performance table reflects the historical results of the Series I shares, and not the Series II shares, which were first offered on April 30, 2004. The Series II shares have higher expenses resulting from its Rule 12b-1 plan, which would lower the performance shown.

----------------------------------------------------------
                            AVERAGE ANNUAL TOTAL RETURN
                            FOR THE PERIODS ENDED 12/31/03
----------------------------------------------------------
                                                 SINCE
                            1 YEAR   5 YEARS   INCEPTION
VIF-Health Sciences Fund 1   (--%)     --%      --% 2
S&P 500 Index 3              (--%)    (--%)     --% 2

1 For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO. Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.
2 The Fund commenced investment operations on May 22, 1997. Index comparisons begin on May 31, 1997.
3 The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. Please keep in mind that the index does not pay brokerage, management, or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.

Fee Table and Expense Example

     FEES AND EXPENSES OF THE FUND

     The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                     Series II shares
Maximum Sales Charge (Load)                None
Maximum Deferred Sales Charge (Load)       None


     ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                       [  %]
Distribution and Service (12b-1) Fees 0.25%
Other Expenses                        [  %]
                                      -----
Total Annual Fund Operating Expenses  [  %]
                                      =====

[Footnotesto be provided by Amendment]

     EXPENSE EXAMPLE
     The Example is intended to help you compare the cost of investing in the Fund's Series II shares to the cost of investing in other mutual funds.

     The Example assumes a $10,000 allocation to the Fund's Series II shares for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the operating expenses of the Fund remain the same. The example also does not represent the effect of any fees or other expenses of any variable annuity or variable life product. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:

                                         1 year 3 years 5 years 10 years
  Series II shares
    INVESCO VIF-Health Sciences Fund     [$  ]   [$  ]   [$  ]   [$  ]

[GRAPHIC] Investment Risks

BEFORE ALLOCATING      You should determine the level of risk with which
CONTRACT VALUES TO     you are comfortable before you allocate contract
THE FUND, YOU SHOULD   values to the Fund. The principal risks of any
DETERMINE THE LEVEL OF mutual fund, including the Fund, are:
RISK WITH WHICH YOU
ARE COMFORTABLE. TAKE  Not Insured. Mutual funds are not insured by the
INTO ACCOUNT FACTORS   FDIC or any other government agency, unlike bank
LIKE YOUR AGE, CAREER, deposits such as CDs or savings accounts.
INCOME LEVEL, AND
TIME HORIZON.          No Guarantee. No mutual fund can guarantee that
                       it will meet its investment objectives.

                       Possible Loss Of Investment. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

                       Volatility. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

[GRAPHIC]   Principal Risks Associated With The Fund

     You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

     POTENTIAL CONFLICTS
     Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. The Board will monitor events for any potential conflicts.

     MARKET RISK
     Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.

     FOREIGN SECURITIES RISKS
     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

       Currency Risk. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

       Political Risk. Political actions, events, or instability may result in unfavorable changes in the value of a security.

       Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

       Diplomatic Risk. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     LIQUIDITY RISK
     The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

     COUNTERPARTY RISK
     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

     LACK OF TIMELY INFORMATION RISK
     Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

     PORTFOLIO TURNOVER RISK
     The Fund's investments may be bought and sold relatively frequently. A high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.

        ---------------------------------------------------------------

     Although the Fund generally invests in equity securities of companies that develop, produce, or distribute products or services related to health care, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

INVESTMENT                                                                              RISKS
--------------------------------------------------------------------------------------------------------------------------
American Depositary Receipts (ADRs)
These are securities issued by U.S. banks that represent shares of foreign corporations Market, Information, Political,
held by those banks. Although traded in U.S. securities markets and valued in U.S.      Regulatory, Diplomatic, Liquidity,
dollars, ADRs carry most of the risks of investing directly in foreign securities.      and Currency Risks
--------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements
A contract under which the seller of a security agrees to buy it back at an agreed-upon Counterparty Risk price and time in the future.
--------------------------------------------------------------------------------------------------------------------------

[GRAPHIC]   Temporary Defensive Positions

     When securities markets or economic conditions are unfavorable or unsettled, the Advisor might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. The Advisor has the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[GRAPHIC]   Portfolio Turnover

     [We actively manage and trade the Fund's portfolio. Therefore, the Fund may have a higher portfolio turnover rate than many other mutual funds. The Fund's portfolio turnover rate was [ %] for the fiscal year ended December 31, 2003. The increase in the Fund's portfolio turnover rate was primarily due to heavier than expected shareholder activity and market volatility. We expect that this trend may continue in the future.]

     [A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.]

     Fund Management

                               INVESTMENT ADVISOR

AIM, INVESCO INSTITUTIONAL AND ADI ARE AIM is the investment advisor for the Fund and
SUBSIDIARIES OF AMVESCAP PLC,          INVESCO Institutional is the sub-advisor for the
AN INTERNATIONAL INVESTMENT            Fund. AIM is located at 11 Greenway Plaza, Suite
MANAGEMENT COMPANY THAT MANAGES        100, Houston, Texas 77046-1173. The Fund's
MORE THAN [$345.2] BILLION IN ASSETS   investment advisor manages the investment
WORLDWIDE. AMVESCAP IS BASED IN        operations of the Fund and has agreed to perform
LONDON, WITH MONEY MANAGERS            or arrange for the performance of the Fund's
LOCATED IN EUROPE, NORTH AND           day-to-day management. AIM has acted as an
SOUTH AMERICA, AND THE FAR EAST.       investment advisor since its organization in
                                       1976. Today, AIM, together with its subsidiaries,
                                       advises or manages over 200 investment
                                       portfolios, encom-passing a broad range of
                                       investment objectives. INVESCO Institutional is
                                       located at 1355 Peachtree Street, NE, Suite 250,
                                       Atlanta, Georgia. As sub-advisor, INVESCO
                                       Institu-tional is responsible for the Fund's
                                       day-to-day management, including the Fund's
                                       invest-ment decisions and the execution of
                                       securities transactions with respect to the Fund.

                                       A I M Distributors, Inc. ("ADI") is the Fund's
                                       distributor and is responsible for the sale of
                                       the Fund's shares. AIM, INVESCO Institutional and
                                       ADI are subsidiaries of AMVESCAP PLC.

     Prior to April 30, 2004, INVESCO served as the investment advisor for the Fund. The following table shows the fees the Fund paid to INVESCO for its advisory services in the fiscal year ended December 31, 2003.

      -------------------------------------------------------------------
                                    ADVISORY FEE AS A PERCENTAGE OF
      FUND                     AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
      -------------------------------------------------------------------
      VIF-Health Sciences Fund                        %

     Portfolio Manager

     The following individuals are primarily responsible for the day-to-day management of the Fund's portfolio holdings:

     Thomas R. Wald, a vice president of the Advisor and/or its affiliates, is a portfolio manager of the Fund. Before joining the Advisor and/or its affiliates in 1997, Tom was an analyst with Munder Capital Management, Duff & Phelps and Prudential Investment Corp. He is a CFA charterholder. Tom holds an M.B.A from the Wharton School at the University of Pennsylvania and a B.A. from Tulane University.

     Andy Summers is a Portfolio Manager for the Fund. He is also a Portfolio Manager for INVESCO Health Sciences portfolio. Andy joined the INVESCO Health Sciences investment team in 1998. He is a CFA charterholder. Prior to joining INVESCO, Andy worked as an analyst assistant for Denver Investment Advisors. He received his master's degree in finance from the University of Wisconsin at Madison in 1998. He received his bachelor's degree in finance from the University of Wisconsin at Whitewater in 1996.

     Share Price

     The Fund prices its shares based on its net asset value. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The Fund values all other securities and assets at their fair value. Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as to the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds. Because the Fund may invest in securities that are primarily listed on foreign exchanges, the value of the Fund's shares may change on days when the separate account may not be able to purchase or redeem shares. The Fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.

[GRAPHIC]

                                          Taxes

     The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

     Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPHIC]

                                          Dividends And Capital Gain
Distributions

NET INVESTMENT INCOME AND      The Fund intends to distribute substantially all
NET REALIZED CAPITAL GAINS ARE of its net investment income, if any, in
DISTRIBUTED TO SHAREHOLDERS    dividends to its shareholders. For dividend
AT LEAST ANNUALLY.             purposes, net investment income consists of all
                               dividends or interest earned by the Fund's
                               investments, minus the Fund's expenses (including
                               the advisory fee). All of the Fund's net realized
                               capital gains, if any, are distributed
                               periodically, no less frequently than annually.
                               All dividends and distributions of the Fund are
                               reinvested in additional shares of the Fund at
                               net asset value.

     Voting Rights

     Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

     Share Classes

     The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan", which is described in this prospectus.

     Distribution Plan


     The Fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment.

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Fund for the past five years. Certain information reflects the financial results for a single Series I Fund share. As of the date of this prospectus, the Series II shares had not yet commenced operations and, therefore, financial information for such shares is not available. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [Fund's auditor], independent accountants, whose report, along with the financial statements, is included in the Fund's 2003 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting ADI at the address or telephone number on the back cover of this Prospectus.

                                                         YEAR ENDED DECEMBER 31
-----------------------------------------------------------------------------------------
                                                2003   2002      2001      2000    1999
PER SHARE DATA
Net Asset Value -- Beginning of Period                 $18.20    $20.89    $16.02  $15.29
-----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss) (a)                        (0.00)    (0.01)     0.05    0.02
Net Gains or (Losses) on Securities
 (Both Realized and Unrealized)                         (4.45)    (2.62)     4.84    0.72
-----------------------------------------------------------------------------------------
Total from Investment Operations                        (4.45)    (2.63)     4.89    0.74
-----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income (b)                 0.00      0.06      0.00    0.01
Distributions from Capital Gains                         0.00      0.00      0.02    0.00
-----------------------------------------------------------------------------------------
Total Distributions                                      0.00      0.06      0.02    0.01
-----------------------------------------------------------------------------------------
Net Asset Value -- End of Period                       $13.75    $18.20    $20.89  $16.02
=========================================================================================

TOTAL RETURN (c)                                       (24.45%)  (12.59%)   30.54%   4.86%

RATIOS
Net Assets -- End of Period ($000 Omitted)           $232,681  $343,304  $353,398 $11,652
Ratio of Expenses to Average Net Assets (d)(e)           1.07%     1.06%     1.07%   1.48%
Ratio of Net Investment Income (Loss) to
 Average Net Assets (e)                                 (0.43%)   (0.38%)    0.68%   0.36%
Portfolio Turnover Rate                                  130%       88%      145%    173%

(a)Net Investment Loss aggregated less than $0.01 on a per shares basis for the year ended December 31, 2002.
(b)Dividends from Net Investment Income aggregated less than $0.01 on a per share basis for the year ended December 31, 2000.
(c)Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(d)Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e)Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended December 31, 2000 and 1999. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.07% and 2.85%, respectively, and ratio of net investment income
   (loss) to average net assets would have been 0.68% and (1.01%), respectively.

     April 30, 2004

     AIM VARIABLE INSURANCE FUNDS
     INVESCO VIF -- HEALTH SCIENCES FUND

     You may obtain additional information about the Fund from several sources.

     Financial Reports. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as the effect of market and general economic trends and the Fund's investment strategy on the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

     Statement of Additional Information. The SAI dated April 30, 2004 is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

     Internet. The Prospectus, SAI, annual report, and semiannual report of the Fund are available on the SEC website at www.sec.gov.

     To obtain a free copy of the current Prospectus, SAI, annual report, or semiannual report, write to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173; or call 1-800-410-4246. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. Information on the operation of the Public Reference Room, including information on duplicating fee charges, can be obtained by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-7452 and 033-57340.

PROSPECTUS | April 30, 2004

INVESCO VIF - HIGH YIELD FUND

SERIES I SHARES

A mutual fund sold exclusively to insurance company separate accounts for variable annuity and variable life insurance contracts.


TABLE OF CONTENTS
Investment Goals, Strategies, And Risks... 2
Fund Performance.......................... 3
Fee Table and Expense Example............. 3
Investment Risks.......................... 4
Principal Risks Associated With The Fund.. 5
Temporary Defensive Positions............. 7
Fund Management........................... 7
Portfolio Manager......................... 7
Share Price............................... 7
Taxes..................................... 8
Dividends And Capital Gain Distributions.. 8
Voting Rights............................. 8
Share Classes............................. 8
Financial Highlights...................... 9

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.

The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.


  AIM VARIABLE INSURANCE FUNDS

LOGO]

Your goals. Our solutions./SM/  AIM INVESTMENTS/SM/

     A I M Advisors, Inc. ("AIM" or "Advisor") is the investment advisor for the Fund. Prior to April 30, 2004, the Fund was a series portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation (the "Company"). On April 30, 2004, the Fund became a series portfolio of AIM Variable Insurance Funds, a Delaware statutory trust. Prior to April 30, 2004, INVESCO Funds Group, Inc. ("INVESCO") served as the investment advisor for the series portfolio of the Company.

     The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

     Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[GRAPHIC] Investment Goals & Strategies

[GRAPHIC] Potential Investment Risks

[GRAPHIC] Past Performance

        ---------------------------------------------------------------

[GRAPHIC] Investment Goals, Strategies, And Risks

FOR MORE DETAILS ABOUT The Fund seeks to provide a high level of current THE FUND'S CURRENT IN- income by investing primarily in bonds and other
VESTMENTS AND MARKET   debt securities. It also seeks capital
MOST RECENT ANNUAL OR  appreciation.
SEMIANNUAL REPORT.
                       The Fund normally invests at least 80% of its net assets in a diversified portfolio of high yield corporate bonds rated below investment grade or bonds deemed by the Advisor to be of comparable quality, com-monly known as "junk bonds," and preferred stock with below investment grade ratings or those deemed by the Advisor to be of comparable quality. These investments generally offer higher rates of return, but are riskier than investments in securities of issuers with higher credit ratings.

     A portion of the Fund's assets may be invested in other securities such as corporate short-term notes, repurchase agreements, and money market funds.

     Although the Fund is subject to a number of risks that could affect its performance, its principal risk is interest rate risk -- that is, the value of the securities in its portfolio will rise and fall due to changes in interest rates. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities are usually more sensitive to interest rate movements. There are no limitations on the maturities of the securities held by the Fund, and the Fund's average maturity will vary as the Advisor responds to changes in interest rates.

     At any given time, the Fund may be subject to sector risk. Companies with similar lines of business (for example, financial services, health, or technology) are grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. The Fund is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Fund's portfolio holdings to a particular economic sector, the Fund's overall performance will be more susceptible to the economic, business, or other developments which generally affect that sector. The Fund can still be diversified, even if it is heavily weighted in one or more sectors.

     The Fund is subject to other principal risks such as potential conflicts, credit, debt securities, duration, liquidity, counterparty, foreign securities, and lack of timely information risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any other mutual fund, there is always a risk that an investment in the Fund may lose money.

[GRAPHIC] Fund Performance

     The bar chart below shows the Fund's Series I shares actual yearly performance (commonly known as its "total return") for the years ended December 31 since inception. The table below shows average annual total returns for various periods ended December 31, 2003 for the Fund's Series I shares compared to the Merrill Lynch High Yield Master Trust Index. The information in the chart and table illustrates the variability of the Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.

     The Fund's returns are net of its expenses, but do not reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.

      VIF-HIGH YIELD FUND (SERIES I)
      ACTUAL ANNUAL TOTAL RETURN 1,2
-------------------------------------------

                                    [CHART]


1995        19.76%
1996        16.59%
1997        17.33%
1998         1.42%
1999         9.20%
2000       (11.65%)
2001       (14.93%)
2002        (1.30%)
2003

-------------------------------------------
Best Calendar Qtr.  [9/96] [6.96%]
Worst Calendar Qtr. [9/01] [(11.18%)]

-----------------------------------------------------------------------------
                                                AVERAGE ANNUAL TOTAL RETURN
                                               FOR THE PERIODS ENDED 12/31/03
-----------------------------------------------------------------------------
                                               1 YEAR 5 YEARS SINCE INCEPTION
VIF-High Yield Fund (Series I) 1                (--%)  (--%)      --% 2
Merrill Lynch High Yield Master Trust Index 3   (--%)   --%       --% 2

1 For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO. Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.
2 The Fund commenced investment operations on May 27, 1994. Index comparison begins on May 31, 1994.
3 The Merrill Lynch High Yield Trust Master Index is an unmanaged index indicative of the broad high-yield bond market. Please keep in mind that the index does not pay brokerage, management, or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.

Fee Table and Expense Example

     FEES AND EXPENSES OF THE FUND

     The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                     Series I shares
Maximum Sales Charge (Load)               None
Maximum Deferred Sales Charge (Load)      None

     ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


     VIF-HIGH YIELD FUND
     Management Fees                       [    %]
     Distribution and Service (12b-1) Fees    None
     Other Expenses                        [    %]
                                           -------
     Total Annual Fund Operating Expenses  [    %]
                                           -------

     [Footnotes to be provided by Amendment]

     EXPENSE EXAMPLE
     The Example is intended to help you compare the cost of investing in the Fund's Series I shares to the cost of investing in other mutual funds.

     The Example assumes a $10,000 allocation to the Fund's Series I shares for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. The example also does not represent the effect of any fees or other expenses of any variable annuity or variable life product. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:

                      1 year  3 years 5 years 10 years
     Series I shares
       VIF-High Yield Fund [$    ] [$    ] [$    ] [$    ]

[GRAPHIC] Investment Risks

BEFORE ALLOCATING CON- You should determine the level of risk with which
TRACT VALUES TO THE    you are comfortable before you allocate contract
FUND, YOU SHOULD DE-   val-ues to the Fund. The principal risks of any
TERMINE THE LEVEL OF   mutual fund, including the Fund, are:
RISK WITH WHICH TAKE
INTO ACCOUNT FACTORS   Not Insured. Mutual funds are not insured by the
LIKE YOUR AGE, CAREER, FDIC or any other government agency, unlike bank INCOME LEVEL, AND TIME deposits such as CDs or savings accounts. HORIZON.
                       No Guarantee. No mutual fund can guarantee that it will meet its investment objectives.

                       Possible Loss Of Investment. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

                       Volatility. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the debt markets as a whole.

[GRAPHIC] Principal Risks Associated With The Fund

     You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

     POTENTIAL CONFLICTS
     Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. The Board will monitor events for any potential conflicts.

     INTEREST RATE RISK
     Changes in interest rates will affect the resale value of debt securities held in the Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements.

     CREDIT RISK
     The Fund may invest in debt instruments, such as notes, bonds, and commercial paper. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

     DEBT SECURITIES RISK
     Debt securities include bonds, notes, and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

     Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which the Fund invests. A decline in interest rates tends to increase the market value of debt securities in which the Fund invests.

     Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful but not certain guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated securities tend to offer higher interest rates. Lower-rated debt securities in which the Fund invests the bulk of its assets are often referred to as "junk bonds." A debt security is considered lower grade if it is rated Ba or less by Moody's or BB or less by S&P.

     Lower rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher rated debt securities and may be considered speculative. Junk bonds are perceived by independent rating agencies as having a greater risk that their issuers will not be able to pay the interest and principal as they become due over the life of the bond. In addition to the loss of interest payments, the market value of a defaulted bond would likely drop, and the Fund would be forced to sell it at a loss. Debt securities rated lower than B by either S&P or Moody's are usually considered to be highly speculative.

     In addition to poor individual company performance in the marketplace or in internal management, a significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could hurt their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely affect issuers of lower rated debt securities. The market for lower rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, the Advisor attempts to limit purchases of lower-rated securities to securities having an established secondary market.

     Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB, B, and CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

     DURATION RISK
     Duration is a measure of a debt security's sensitivity to interest rate changes. Duration is usually expressed in terms of years, with longer durations usually more sensitive to interest rate fluctuations.

     LIQUIDITY RISK
     The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

     COUNTERPARTY RISK
     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete a transaction with the Fund.

     FOREIGN SECURITIES RISKS
     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks. The Fund may invest up to 25% of its assets in debt securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

       Currency Risk. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

       Political Risk. Political actions, events, or instability may result in unfavorable changes in the value of a security.

       Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

       Diplomatic Risk. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     LACK OF TIMELY INFORMATION RISK
     Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

                 --------------------------------------------

     Although the Fund generally invests in debt securities, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

INVESTMENT                                                                                   RISKS
----------------------------------------------------------------------------------------------------------------------------------
Eurobonds and Yankee Bonds
Bonds issued by foreign branches of U.S. banks ("Eurobonds") and bonds issued by a           Market, Information, Currency,
U.S. branch of a foreign bank and sold in the United States ("Yankee bonds"). These          Political, Diplomatic, Regulatory,
bonds are bought and sold in U.S. dollars, but generally carry with them the same risks      Liquidity, Credit, Interest Rate, and
as investing in foreign securities.                                                          Duration Risks
----------------------------------------------------------------------------------------------------------------------------------
Junk Bonds
Debt securities that are rated BB or lower by S&P or Ba or lower by Moody's tend to          Market, Credit, Interest Rate, and
pay higher interest rates than higher-rated debt securities, but carry a higher credit risk. Duration Risks
----------------------------------------------------------------------------------------------------------------------------------
PIK (Payment in Kind) Securities
A type of bond or preferred stock that pays interest and/or dividends in the form of         Market, Credit, Interest Rate, and
additional bonds or preferred stock.                                                         Duration Risks
----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements
A contract under which the seller of a security agrees to buy it back at an agreed-upon      Counterparty Risk
price and time in the future.
----------------------------------------------------------------------------------------------------------------------------------
Rule 144A Securities
Securities that are not registered, but which are bought and sold solely by institutional    Liquidity Risk
investors. The Fund considers many Rule 144A securities to be "liquid," although the market for such securities typically is less active than the public securities markets.
----------------------------------------------------------------------------------------------------------------------------------
Step-Up Bonds
A bond that states one coupon rate which typically could be as low as 0% for an initial      Credit, Interest Rate, and
period followed by a higher coupon rate.                                                     Duration Risks
----------------------------------------------------------------------------------------------------------------------------------

[GRAPHIC] Temporary Defensive Positions

     When securities markets or economic conditions are unfavorable or unsettled, the Advisor might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. The Advisor has the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

     Fund Management

                        INVESTMENT ADVISOR

AIM AND ADI ARE SUBSIDIARIES  AIM is the investment advisor for the Fund. AIM
OF AMVESCAP PLC, AN INTERNA-  is located at 11 Greenway Plaza, Suite 100,
TIONAL INVESTMENT MANAGE-     Houston, Texas 77046-1173. The investment advisor
MENT COMPANY THAT MANAGES     supervises all aspects of the Fund's operations
MORE THAN [$345.2] BILLION IN and pro-vides investment advisory services to the
ASSETS WORLDWIDE. AMVESCAP    Fund, including obtaining and evaluating
IS BASED IN LONDON, WITH      economic, stat-istical and financial information
MONEY MANAGERS                to formulate and implement investment programs
LOCATED IN EUROPE, NORTH      for the Fund. AIM has acted as an investment
AND SOUTH AMERICA AND THE     advisor since its organization in 1976. Today,
FAR EAST.                     AIM, together with its sub-sidiaries, advises or
                              manages over 200 investment portfolios,
                              encompassing a broad range of invest-ment
                              objectives. AIM is responsible for the Fund's
                              day-to-day management, including the Fund's
                              investment decisions and the execution of
                              securities transactions with respect to the Fund.

                              A I M Distributors, Inc. ("ADI") is the Fund's distributor and is responsible for the sale of the Fund's shares. AIM and ADI are subsidiaries of AMVESCAP PLC.

                              Prior to April 30, 2004, INVESCO served as the investment advisor for the Fund. The following table shows the fees the Fund paid to INVESCO for its advisory services in the fiscal year ended December 31, 2003.

         --------------------------------------------------------------
                                  ADVISORY FEE AS A PERCENTAGE OF
         FUND                AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
         --------------------------------------------------------------
         VIF-High Yield Fund                        %

     Portfolio Manager

     The following individuals are primarily responsible for the day-to-day management of the Fund's portfolio holdings:

     Peter Ehret, Senior Portfolio Manager, has been responsible for the Fund since July 1, 2003. He has been associated with the Advisor and/or its affiliates since 2001. From 1999 to 2001, he was director of high yield research and portfolio manager for Van Kampen Investment Advisory Corp. where he was associated since 1992.

     Carolyn L. Gibbs, Senior Portfolio Manager, has been responsible for the Fund since July 1, 2003. She has been associated with the Advisor and/or its affiliates since 1992.

     They are assisted by the High Yield Taxable team. More information on the management team may be found on the advisor's website
     (http://www.aiminvestments.com).

     Share Price

     The Fund prices its shares based on its net asset value. The Fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The Fund values all other securities and assets at their fair value. Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affected the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as to the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds. Because the Fund may invest in securities that are primarily listed on foreign exchanges, the value of the Fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The Fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.

     [GRAPHIC] Taxes


     The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

     Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

     [GRAPHIC] Dividends And Capital Gain Distributions


NET INVESTMENT INCOME AND      The Fund intends to distribute substantially all
NET REALIZED CAPITAL GAINS ARE of its net investment income, if any, in
DISTRIBUTED TO                 divi-dends to its shareholders. For dividend
                               purposes, net investment income consists of all
                               divi-dends or interest earned by the Fund's
                               investments, minus the Fund's expenses (including
                               the advisory fee). All of the Fund's net realized
                               capital gains, if any, are distributed
                               periodically, no less frequently than annually.
                               All dividends and distributions of the Fund are
                               reinvested in additional shares of the Fund at
                               net asset value.

     Voting Rights

     Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

     Share Classes

     The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan". This prospectus relates to the Series I shares.

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Fund's Series I shares for the past five years. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [Fund's auditor], independent accountants, whose report, along with the financial statements, is included in the Fund's 2003 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting ADI at the address or telephone number on the back cover of this Prospectus.

                                                              YEAR ENDED DECEMBER 31
----------------------------------------------------------------------------------------------
                                                     2003   2002     2001      2000     1999
PER SHARE DATA
Net Asset Value -- Beginning of Period                    $  7.64  $  10.07     11.51  $ 11.31
----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                        0.46      0.67      1.12     0.93
Net Gains or (Losses) on Securities
 (Both Realized and Unrealized)                             (0.56)    (2.17)    (2.46)    0.11
----------------------------------------------------------------------------------------------
Total from Investment Operations                            (0.10)    (1.50)    (1.34)    1.04
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income                         0.81      0.93      0.10     0.84
Distributions from Capital Gains                             0.00      0.00      0.00        0
----------------------------------------------------------------------------------------------
Total Distributions                                          0.81      0.93      0.10     0.84
----------------------------------------------------------------------------------------------
Net Asset Value -- End of Period                          $  6.73  $   7.64     10.07  $ 11.51
==============================================================================================

TOTAL RETURN (a)                                           (1.30%)  (14.93%)  (11.68%)  9.20 %

RATIOS
Net Assets -- End of Period ($000 Omitted)                $55,642  $ 53,228  $ 51,401  $58,379
Ratio of Expenses to Average Net Assets (b)                 1.05%     1.02%     1.05%    1.05%
Ratio of Net Investment Income to Average Net Assets        7.28%     9.56%     9.94%    8.81%
Portfolio Turnover Rate                                       95%      109%      118%     143%

(a) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(b) Ratio is based on Total Expenses of the Fund, which is before any expense offset arrangements (which may include custodian fees).

     April 30, 2004

     AIM VARIABLE INSURANCE FUNDS
     INVESCO VIF -- HIGH YIELD FUND

     You may obtain additional information about the Fund from several sources.

     Financial Reports. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as the effect of market and general economic trends and the Fund's investment strategy on the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

     Statement of Additional Information. The SAI dated April 30, 2004 is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

     Internet. The Prospectus, SAI, annual report, and semiannual report of the Fund are available on the SEC website at www.sec.gov.

     To obtain a free copy of the current Prospectus, SAI, annual report, or semiannual report, write to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173; or call 1-800-410-4246. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. Information on the operation of the Public Reference Room, including information on duplicating fee charges, can be obtained by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-7452 and 033-57340.

PROSPECTUS | April 30, 2004



INVESCO VIF - HIGH YIELD FUND



SERIES II SHARES


A mutual fund sold exclusively to insurance company separate accounts for variable annuity and variable life insurance contracts.



TABLE OF CONTENTS
Investment Goals, Strategies, And Risks.2
Fund Performance........................3
Fee Table and Expense Example...........3
Investment Risks........................4
Principal Risks Associated With The Fund5
Temporary Defensive Positions...........7
Fund Management.........................7
Portfolio Manager.......................7
Share Price.............................7
Taxes...................................8
Dividends And Capital Gain Distributions8
Voting Rights...........................8
Share Classes...........................8
Distribution Plan.......................8
Financial Highlights....................9



No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.


The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.


AIM VARIABLE INSURANCE FUNDS

                                      Your goals             [LOGO]
                                   Our solutions sm           AIM
                                                           Investments

     A I M Advisors, Inc. ("AIM" or "Advisor") is the investment advisor for the Fund. Prior to April 30, 2004, the Fund was a series portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation (the "Company"). On April 30, 2004, the Fund became a series portfolio of AIM Variable Insurance Funds, a Delaware statutory trust. Prior to April 30, 2004, INVESCO Funds Group, Inc. ("INVESCO") served as the investment advisor for the series portfolio of the Company.


     The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

     Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[GRAPHIC] Investment Goals & Strategies

[GRAPHIC] Potential Investment Risks

[GRAPHIC] Past Performance

       ------------------------------------------------------------------




[GRAPHIC] Investment Goals, Strategies, And Risks



FOR MORE DETAILS ABOUT The Fund seeks to provide a high level of current THE FUND'S CURRENT IN- income by investing primarily in bonds and other
VESTMENTS AND MARKET   debt securities. It also seeks capital
MOST RECENT ANNUAL OR  appreciation.
SEMIANNUAL REPORT.
                       The Fund normally invests at least 80% of its net assets in a diversified portfolio of high yield corporate bonds rated below investment grade or bonds deemed by the Advisor to be of comparable quality, commonly known as "junk bonds," and preferred stock with below investment grade ratings or those deemed by the Advisor to be of comparable quality. These investments generally offer higher rates of return, but are riskier than investments in securities of issuers with higher credit ratings.


     A portion of the Fund's assets may be invested in other securities such as corporate short-term notes, repurchase agreements, and money market funds.




     Although the Fund is subject to a number of risks that could affect its performance, its principal risk is interest rate risk -- that is, the value of the securities in its portfolio will rise and fall due to changes in interest rates. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities are usually more sensitive to interest rate movements. There are no limitations on the maturities of the securities held by the Fund, and the Fund's average maturity will vary as the Advisor responds to changes in interest rates.


     At any given time, the Fund may be subject to sector risk. Companies with similar lines of business (for example, financial services, health, or technology) are grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. The Fund is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Fund's portfolio holdings to a particular economic sector, the Fund's overall performance will be more susceptible to the economic, business, or other developments which generally affect that sector. The Fund can still be diversified, even if it is heavily weighted in one or more sectors.

     The Fund is subject to other principal risks such as potential conflicts, credit, debt securities, duration, liquidity, counterparty, foreign securities, and lack of timely information risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any other mutual fund, there is always a risk that an investment in the Fund may lose money.

[GRAPHIC] Fund Performance



     The bar chart below shows the Fund's actual yearly performance (commonly known as its "total return") for the years ended December 31 since inception. The table below shows average annual total returns for various periods ended December 31, 2003 for the Fund compared to the Merrill Lynch High Yield Master Trust Index. The information in the chart and table illustrates the variability of the Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.


     The Fund's returns are net of its expenses, but do not reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.


     Series II shares were first offered April 30, 2004. The performance shown for periods prior to that date reflects the historical results of the Series I class of shares ("Series I shares"), which are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). All performance shown assumes the reinvestment of dividends and capital gains.





           VIF-HIGH YIELD FUND
      ACTUAL ANNUAL TOTAL RETURN 1,2
-------------------------------------------

     [CHART]


1995        19.76%
1996        16.59%
1997        17.33%
1998         1.42%
1999         9.20%
2000       (11.65%)
2001       (14.93%)
2002        (1.30%)
2003

-------------------------------------------
Best Calendar Qtr.  [9/96] [6.96%]
Worst Calendar Qtr. [9/01] [(11.18%)]



     The performance table reflects the historical results of the Series I shares, and not the Series II shares, which were first offered on April 30, 2004. The Series II shares have higher expenses resulting from its Rule 12b-1 plan, which would lower the performance shown.



-----------------------------------------------------------------------------
                                                AVERAGE ANNUAL TOTAL RETURN
                                               FOR THE PERIODS ENDED 12/31/03
-----------------------------------------------------------------------------
                                               1 YEAR 5 YEARS SINCE INCEPTION
VIF-High Yield Fund 1                           (--%)  (--%)      --% 2
Merrill Lynch High Yield Master Trust Index 3   (--%)   --%       --% 2



 1 For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO. Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.

 2 The Fund commenced investment operations on May 27, 1994. Index comparison begins on May 31, 1994.
 3 The Merrill Lynch High Yield Trust Master Index is an unmanaged index indicative of the broad high-yield bond market. Please keep in mind that the index does not pay brokerage, management, or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.




Fee Table and Expense Example



     FEES AND EXPENSES OF THE FUND



     The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.



     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)



                                     Series II shares
Maximum Sales Charge (Load)                None
Maximum Deferred Sales Charge (Load)       None

     ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)




VIF-HIGH YIELD FUND
Management Fees                       [  %]
Distribution and Service (12b-1) Fees 0.25%
Other Expenses                        [  %]
                                      -----
Total Annual Fund Operating Expenses  [  %]
                                      -----





     [FOOTNOTES TO BE PROVIDED BY AMENDMENT]


     EXPENSE EXAMPLE

     The Example is intended to help you compare the cost of investing in the Fund's Series II shares to the cost of investing in other mutual funds.



     The Example assumes a $10,000 allocation to the Fund's Series II shares for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. The example also does not represent the effect of any fees or other expenses of any variable annuity or variable life product. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:



                      1 year 3 years 5 years 10 years
Series II shares
  VIF-High Yield Fund [$  ]   [$  ]   [$  ]   [$   ]


[GRAPHIC] Investment Risks


BEFORE ALLOCATING CON- You should determine the level of risk with which
TRACT VALUES TO THE    you are comfortable before you allocate contract
FUND, YOU SHOULD DE-   values to the Fund. The principal risks of any
TERMINE THE LEVEL OF   mutual fund, including the Fund, are:
RISK WITH WHICH TAKE
INTO ACCOUNT FACTORS   Not Insured. Mutual funds are not insured by the
LIKE YOUR AGE, CAREER, FDIC or any other government agency, unlike bank INCOME LEVEL, AND TIME deposits such as CDs or savings accounts. HORIZON.
                       No Guarantee. No mutual fund can guarantee that it will meet its investment objectives.

                       Possible Loss Of Investment. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

                       Volatility. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the debt markets as a whole.

[GRAPHIC] Principal Risks Associated With The Fund

     You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

     POTENTIAL CONFLICTS

     Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. The Board will monitor events for any potential conflicts.


     INTEREST RATE RISK
     Changes in interest rates will affect the resale value of debt securities held in the Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements.

     CREDIT RISK
     The Fund may invest in debt instruments, such as notes, bonds, and commercial paper. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

     DEBT SECURITIES RISK
     Debt securities include bonds, notes, and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

     Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which the Fund invests. A decline in interest rates tends to increase the market value of debt securities in which the Fund invests.

     Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful but not certain guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated securities tend to offer higher interest rates. Lower-rated debt securities in which the Fund invests the bulk of its assets are often referred to as "junk bonds." A debt security is considered lower grade if it is rated Ba or less by Moody's or BB or less by S&P.

     Lower rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher rated debt securities and may be considered speculative. Junk bonds are perceived by independent rating agencies as having a greater risk that their issuers will not be able to pay the interest and principal as they become due over the life of the bond. In addition to the loss of interest payments, the market value of a defaulted bond would likely drop, and the Fund would be forced to sell it at a loss. Debt securities rated lower than B by either S&P or Moody's are usually considered to be highly speculative.


     In addition to poor individual company performance in the marketplace or in internal management, a significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could hurt their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely affect issuers of lower rated debt securities. The market for lower rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, the Advisor attempts to limit purchases of lower-rated securities to securities having an established secondary market.


     Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB, B, and CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

     DURATION RISK
     Duration is a measure of a debt security's sensitivity to interest rate changes. Duration is usually expressed in terms of years, with longer durations usually more sensitive to interest rate fluctuations.

     LIQUIDITY RISK
     The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

     COUNTERPARTY RISK
     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete a transaction with the Fund.

     FOREIGN SECURITIES RISKS
     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks. The Fund may invest up to 25% of its assets in debt securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

       Currency Risk. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

       Political Risk. Political actions, events, or instability may result in unfavorable changes in the value of a security.

       Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

       Diplomatic Risk. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     LACK OF TIMELY INFORMATION RISK
     Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

                 --------------------------------------------

     Although the Fund generally invests in debt securities, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

INVESTMENT                                    RISKS
-----------------------------------------------------------------------------------
Eurobonds and Yankee Bonds
Bonds issued by foreign branches of U.S.      Market, Information, Currency,
banks ("Eurobonds") and bonds issued by a     Political, Diplomatic, Regulatory,
U.S. branch of a foreign bank and sold in     Liquidity, Credit, Interest Rate, and
the United States ("Yankee bonds"). These     Duration Risks
bonds are bought and sold in U.S. dollars,
but generally carry with them the same risks
as investing in foreign securities.
-----------------------------------------------------------------------------------
Junk Bonds
Debt securities that are rated BB or lower    Market, Credit, Interest Rate, and
by S&P or Ba or lower by Moody's tend to pay  Duration Risks higher interest rates than higher-rated debt
securities, but carry a higher credit risk.
-----------------------------------------------------------------------------------
PIK (Payment in Kind) Securities
A type of bond or preferred stock that pays   Market, Credit, Interest Rate, and
interest and/or dividends in the form of      Duration Risks
additional bonds or preferred stock.
-----------------------------------------------------------------------------------
Repurchase Agreements
A contract under which the seller of a        Counterparty Risk
security agrees to buy it back at an
agreed-upon price and time in the future.
-----------------------------------------------------------------------------------
Rule 144A Securities
Securities that are not registered, but       Liquidity Risk
which are bought and sold solely by
institutional investors. The Fund considers
many Rule 144A securities to be "liquid,"
although the market for such securities
typically is less active than the public
securities markets.
-----------------------------------------------------------------------------------
Step-Up Bonds
A bond that states one coupon rate which      Credit, Interest Rate, and
typically could be as low as 0% for an        Duration Risks
initial period followed by a higher coupon
rate.
-----------------------------------------------------------------------------------

[GRAPHIC] Temporary Defensive Positions

     When securities markets or economic conditions are unfavorable or unsettled, the Advisor might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. The Advisor has the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.




     Fund Management

                        INVESTMENT ADVISOR


AIM AND ADI ARE SUBSIDIARIES  AIM is the investment advisor for the Fund. AIM
OF AMVESCAP PLC, AN INTERNA-  is located at 11 Greenway Plaza, Suite 100,
TIONAL INVESTMENT MANAGE-     Houston, Texas 77046-1173. The investment advisor
MENT COMPANY THAT MANAGES     supervises all aspects of the Fund's operations
MORE THAN [$345.2] BILLION IN and provides investment advisory services to the
ASSETS WORLDWIDE. AMVESCAP    Fund, including obtaining and evaluating
IS BASED IN LONDON, WITH      economic, statistical and financial information
MONEY MANAGERS                to formulate and implement investment programs
LOCATED IN EUROPE, NORTH      for the Fund. AIM has acted as an investment
AND SOUTH AMERICA AND THE     advisor since its organization in 1976. Today,
FAR EAST.                     AIM, together with its subsidiaries, advises or
                              manages over 200 investment portfolios,
                              encompassing a broad range of investment
                              objectives. AIM is responsible for the Fund's
                              day-to-day management, including the Fund's
                              investment decisions and the execution of
                              securities transactions with respect to the Fund.

                              A I M Distributors, Inc. ("ADI") is the Fund's distributor and is responsible for the sale of the fund's shares. AIM and ADI are subsidiaries of AMVESCAP PLC.

                              Prior to April 30, 2004, INVESCO served as the investment advisor for the Fund. The following table shows the fees the Fund paid to INVESCO for its advisory services in the fiscal year ended December 31, 2003.



         --------------------------------------------------------------
                                  ADVISORY FEE AS A PERCENTAGE OF
         FUND                AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
         --------------------------------------------------------------
         VIF-High Yield Fund                        %




     Portfolio Manager




     The following individuals are primarily responsible for the day-to-day management of the Fund's portfolio holdings:



     Peter Ehret, Senior Portfolio Manager, has been responsible for the Fund since July 1, 2003. He has been associated with the Advisor and/or its affiliates since 2001. From 1999 to 2001, he was director of high yield research and portfolio manager for Van Kampen Investment Advisory Corp. where he was associated since 1992.



     Carolyn L. Gibbs, Senior Portfolio Manager, has been responsible for the Fund since July 1, 2003. She has been associated with the Advisor and/or its affiliates since 1992.





     They are assisted by the High Yield Taxable team. More information on the management team may be found on the advisor's website
     (http://www.aiminvestments.com).




     Share Price




     The Fund prices its shares based on its net asset value. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The Fund values all other securities and assets at their fair value. Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as to the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds. Because the Fund may invest in securities that are primarily listed on foreign exchanges, the value of the Fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The Fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.

 [GRAPHIC] Taxes

     The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

     Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

 [GRAPHIC] Dividends And Capital Gain Distributions


NET INVESTMENT INCOME AND      The Fund intends to distribute substantially all
NET REALIZED CAPITAL GAINS ARE of its net investment income, if any, in
DISTRIBUTED TO                 dividends to its shareholders. For dividend
                               purposes, net investment income consists of all
                               dividends or interest earned by the Fund's
                               investments, minus the Fund's expenses (including
                               the advisory fee). All of the Fund's net realized
                               capital gains, if any, are distributed
                               periodically, no less frequently than annually.
                               All dividends and distributions of the Fund are
                               reinvested in additional shares of the Fund at
                               net asset value.




     Voting Rights

     Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

     Share Classes



     The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan", which is described in this prospectus.



     Distribution Plan



     The Fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment.

Financial Highlights


The financial highlights table is intended to help you understand the financial performance of the Fund for the past five years. Certain information reflects the financial results for a single Series I Fund share. As of the date of this prospectus, the Series II shares had not yet commenced operations and, therefore, financial information for such shares is not available. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [Fund's auditor], independent accountants, whose report, along with the financial statements, is included in the Fund's 2003 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting ADI at the address or telephone number on the back cover of this Prospectus.



                                                              YEAR ENDED DECEMBER 31
----------------------------------------------------------------------------------------------
                                                     2003   2002     2001      2000     1999
PER SHARE DATA
Net Asset Value -- Beginning of Period                    $  7.64  $  10.07     11.51  $ 11.31
----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                        0.46      0.67      1.12     0.93
Net Gains or (Losses) on Securities
 (Both Realized and Unrealized)                             (0.56)    (2.17)    (2.46)    0.11
----------------------------------------------------------------------------------------------
Total from Investment Operations                            (0.10)    (1.50)    (1.34)    1.04
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income                         0.81      0.93      0.10     0.84
Distributions from Capital Gains                             0.00      0.00      0.00        0
----------------------------------------------------------------------------------------------
Total Distributions                                          0.81      0.93      0.10     0.84
----------------------------------------------------------------------------------------------
Net Asset Value -- End of Period                          $  6.73  $   7.64     10.07  $ 11.51
==============================================================================================

TOTAL RETURN  (a)                                          (1.30%)  (14.93%)  (11.68%)  9.20 %

RATIOS
Net Assets -- End of Period ($000 Omitted)                $55,642  $ 53,228  $ 51,401  $58,379
Ratio of Expenses to Average Net Assets (b)                 1.05%     1.02%     1.05%    1.05%
Ratio of Net Investment Income to Average Net Assets        7.28%     9.56%     9.94%    8.81%
Portfolio Turnover Rate                                       95%      109%      118%     143%


(a) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(b) Ratio is based on Total Expenses of the Fund, which is before any expense offset arrangements (which may include custodian fees).

     April 30, 2004



     AIM VARIABLE INSURANCE FUNDS

     INVESCO VIF -- HIGH YIELD FUND

     You may obtain additional information about the Fund from several sources.

     Financial Reports. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as the effect of market and general economic trends and the Fund's investment strategy on the Fund's performance. The annual report also includes the report of the Fund's independent accountants.


     Statement of Additional Information. The SAI dated April 30, 2004 is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.



     Internet. The Prospectus, SAI, annual report, and semiannual report of the Fund are available on the SEC website at www.sec.gov.



     To obtain a free copy of the current Prospectus, SAI, annual report, or semiannual report, write to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173; or call 1-800-410-4246. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. Information on the operation of the Public Reference Room, including information on duplicating fee charges, can be obtained by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-7452 and 033-57340.

PROSPECTUS | April 30, 2004

INVESCO VIF -- LEISURE FUND

SERIES I SHARES

A mutual fund sold exclusively to insurance company separate accounts for variable annuity and variable life insurance contracts.

TABLE OF CONTENTS
Investment Goals, Strategies, And Risks......2
Fund Performance.............................3
Fee Table and Expense Example................4
Investment Risks.............................4
Principal Risks Associated With The Fund.....5
Temporary Defensive Positions................6
Fund Management..............................6
Portfolio Manager............................6
Share Price..................................6
Taxes........................................7
Dividends And Capital Gain Distributions.....7
Voting Rights................................7
Share Classes................................7
Financial Highlights.........................8

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.

The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

  AIM VARIABLE INSURANCE FUNDS

[LOGO]

Your goals. Our solutions. SM  AIM Investments SM

     A I M Advisors, Inc. ("AIM" or "Advisor") is the investment advisor for the Fund and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional"), is the sub-advisor for the Fund. Prior to April 30, 2004, the Fund was a series portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation (the "Company"). On April 30, 2004, the Fund became a series portfolio of AIM Variable Insurance Funds, a Delaware statutory trust. Prior to April 30, 2004, INVESCO Funds Group, Inc. ("INVESCO") served as the investment advisor for the series portfolio of the Company. INVESCO Institutional is an affiliate of INVESCO.

     The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

     Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[GRAPHIC] Investment Goals & Strategies

[GRAPHIC] Potential Investment Risks

[GRAPHIC] Past Performance


        ---------------------------------------------------------------

[GRAPHIC] Investment Goals, Strategies, And Risks

FOR MORE DETAILS ABOUT  The Fund seeks capital growth. It is actively
THE FUND'S CURRENT      managed. The Fund invests primarily in equity
INVESTMENTS AND MARKET securities that the Advisor believes will rise in OUTLOOK, PLEASE SEE THE price faster than other securities, as well as in
MOST RECENT ANNUAL OR   options and other invest-ments whose values are
SEMIANNUAL REPORT.      based upon the values of equity securities.

                        The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instru-ments of companies engaged in the design, production, and distribution of products related to the leisure activities. These industries include, but are not limited to, hotels/gaming, publishing, advertising, bev-erages, audio/video, broadcasting-radio/TV, cable & satellite operators, cable & satellite programmers, motion pictures & TV, recreation services/entertainment, retail, and toys. At any given time, 20% of the Fund's assets is not required to be invested in the sector.

     To determine whether a potential investment is truly doing business in the leisure sector, a company must meet at least one of the following tests:
    . At least 50% of its gross income or its net sales must come from activities in the leisure sector;
    . At least 50% of its assets must be devoted to producing revenues from the leisure sector; or
    . Based on other available information, we determine that its primary business is within the leisure sector.

     The Advisor uses a research-oriented "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes companies that the Advisor believes are strongly managed and will generate above-average long-term capital appreciation.

     We seek firms that can grow their businesses regardless of the economic environment. The Advisor attempts to keep the portfolio well-diversified across the leisure sector, adjusting portfolio weightings depending on prevailing economic conditions and relative valuations of securities. This sector depends on consumer discretionary spending, which generally falls during economic downturns. Securities of gambling casinos often are subject to high price volatility and are considered speculative. Video and electronic games are subject to risks of rapid obsolescence.

     Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.

     As a sector fund, the portfolio is concentrated in a comparatively narrow segment of the economy. This means the Fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments and consequently the value of an investment in the Fund tend to go up and down more rapidly.

     The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, counterparty, and lack of timely information risks. These risks are described and discussed later in this Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any other mutual fund, there is always a risk that an investment in the Fund may lose money.

[GRAPHIC] Fund Performance

     The bar chart below shows the Fund's Series I shares actual yearly performance (commonly known as its "total return") for the years ended December 31 since inception. The table below shows average annual total returns for various periods ended December 31, 2003 for the Fund's Series
     I shares compared to the S&P 500 Index. The information in the chart and table illustrates the variability of the Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.

     The Fund's returns are net of its expenses, but do not reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.

[FUND'S BAR CHART]

-----------------------------------------------------------------
                                  AVERAGE ANNUAL TOTAL RETURN FOR
                                     THE PERIODS ENDED 12/31/03
-----------------------------------------------------------------
                                                 SINCE
                                  1 YEAR       INCEPTION
 VIF - Leisure Fund (Series I) 1   (--%)        --% 2
 S&P 500 Index 3                   (--%)        --% 2

--------
 1 For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO. Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.
 2  The Fund commenced investment operations on         . Index comparisons
    begin on           .
 3 The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. Please keep in mind that the index does not pay brokerage, management, or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.

Fee Table and Expense Example

     FEES AND EXPENSES OF THE FUND

     The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                     Series I shares
Maximum Sales Charge (Load)               None
Maximum Deferred Sales Charge (Load)      None

     ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


VIF-LEISURE FUND
Management Fees                       [    %]
Distribution and Service (12b-1) Fees    None
Other Expenses                        [    %]
                                      -------
Total Annual Fund Operating Expenses  [    %]
                                      =======

     [Footnotes to be provided by Amendment]

     EXPENSE EXAMPLE
     The Example is intended to help you compare the cost of investing in the Fund's Series I shares to the cost of investing in other mutual funds.

     The Example assumes a $10,000 allocation to the Fund's Series I shares for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. The example also does not represent the effect of any fees or other expenses of any variable annuity or variable life product. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:

                            1 year 3 years  5 years  10 years
Series I shares
  INVESCO VIF-Leisure Fund  [$   ] [$     ] [$     ] [$     ]

[GRAPHIC] Investment Risks

BEFORE ALLOCATING CON-  You should determine the level of risk with which
TRACT VALUES TO THE     you are comfortable before you allocate contract
FUND, YOU SHOULD DE-    val-ues to the Fund. The principal risks of any
TERMINE THE LEVEL OF    mutual fund, including the Fund, are:
RISK WITH WHICH YOU ARE
COMFORTABLE. TAKE INTO  Not Insured. Mutual funds are not insured by the
ACCOUNT FACTORS LIKE    FDIC or any other government agency, unlike bank
YOUR AGE, CAREER, IN-   deposits such as CDs or savings accounts.
COME LEVEL, AND TIME
HORIZON.                No Guarantee. No mutual fund can guarantee that
                        it will meet its investment objectives.

                        Possible Loss Of Investment. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

                        Volatility. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

[LOGO]Principal Risks Associated With The Fund

     You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

     POTENTIAL CONFLICTS
     Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. The Board will monitor events for any potential conflicts.

     MARKET RISK
     Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.

     FOREIGN SECURITIES RISKS
     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

       Currency Risk. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

       Political Risk. Political actions, events, or instability may result in unfavorable changes in the value of a security.

       Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

       Diplomatic Risk. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     LIQUIDITY RISK
     The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

     COUNTERPARTY RISK
     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

     LACK OF TIMELY INFORMATION RISK
     Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

                 --------------------------------------------

     Although the Fund generally invests in equity securities of companies that are related to the leisure sector, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

INVESTMENT                                                                              RISKS
--------------------------------------------------------------------------------------------------------------------------
American Depositary Receipts (ADRs)
These are securities issued by U.S. banks that represent shares of foreign corporations Market, Information, Political,
held by those banks. Although traded in U.S. securities markets and valued in U.S.      Regulatory, Diplomatic, Liquidity,
dollars, ADRs carry most of the risks of investing directly in foreign securities.      and Currency Risks
--------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements
A contract under which the seller of a security agrees to buy it back at an agreed-upon Counterparty Risk price and time in the future.
--------------------------------------------------------------------------------------------------------------------------

[GRAPHIC] Temporary Defensive Positions

     When securities markets or economic conditions are unfavorable or unsettled, the Advisor might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. The Advisor has the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

Fund Management

                          INVESTMENT ADVISOR

AIM, INVESCO INSTITUTIONAL   AIM is the investment advisor for the Fund and
AND ADI ARE SUBSIDIARIES OF  INVESCO Institutional is the sub-advisor for the
AMVESCAP PLC, AN             Fund. AIM is located at 11 Greenway Plaza, Suite
INTERNATIONAL INVESTMENT     100, Houston, Texas 77046-1173. The Fund's
MANAGEMENT COMPANY THAT      investment advisor manages the investment
MANAGES MORE THAN [$345.2]   operations of the Fund and has agreed to perform
BILLION IN ASSETS WORLDWIDE. or arrange for the performance of the Fund's AMVESCAP IS BASED IN LONDON, day-to-day management. AIM has acted as an
WITH MONEY MANAGERS LOCATED  invest-ment advisor since its organization in
IN EUROPE, NORTH AND SOUTH   1976. Today, AIM, together with its subsidiaries,
AMERICA, AND THE FAR EAST.   advises or manages over 200 investment
                             portfolios, encompassing a broad range of investment objectives. INVESCO Institutional is located at 1355 Peachtree Street, NE, Suite 250,
                             Atlanta, Georgia. As sub-advisor, INVESCO
                             Institutional is responsible for the Fund's day-to-day management, including the Fund's investment decisions and the execution of securities transactions with respect to the Fund.

     A I M Distributors, Inc. ("ADI") is the Fund's distributor and is responsible for the sale of the Fund's shares. AIM, INVESCO Institutional and ADI are subsidiaries of AMVESCAP PLC.

     Prior to April 30, 2004, INVESCO served as the investment advisor for the Fund. The following table shows the fees the Fund paid to INVESCO for its advisory services in the fiscal year ended December 31, 2003.

-----------------------------------------------------------
                      ADVISORY FEE AS A PERCENTAGE OF
FUND             AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
-----------------------------------------------------------
VIF-Leisure Fund                       %

Portfolio Manager

     The following individual is responsible for the day-to-day management of the Fund's portfolio holdings:

     Mark D. Greenberg, a senior vice president of the Advisor and/or its affiliates, is the portfolio manager of the Fund. Before joining the Advisor and/or its affiliates in 1996, Mark was a vice president and global media and entertainment analyst with Scudder, Stevens and Clark. He is a CFA charterholder. Mark holds a B.S.B.A. from Marquette University.

Share Price

     The Fund prices its shares based on its net asset value. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The Fund values all other securities and assets at their fair value. Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as to the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds. Because the Fund may invest in securities that are primarily listed on foreign exchanges, the value of the Fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The Fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.

[GRAPHIC] Taxes


The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPHIC] Dividends And Capital Gain Distributions


NET INVESTMENT INCOME AND      The Fund intends to distribute substantially all
NET REALIZED CAPITAL GAINS ARE of its net investment income, if any, in
DISTRIBUTED TO SHAREHOLDERS    dividends to its shareholders. For dividend
AT LEAST ANNUALLY.             purposes, net investment income consists of all
                               dividends or interest earned by the Fund's
                               investments, minus the Fund's expenses (including
                               the advisory fee). All of the Fund's net realized
                               capital gains, if any, are dis-tributed
                               periodically, at least once a year. All dividends
                               and distributions of the Fund are reinvested in
                               additional shares of the Fund at net asset value.

Voting Rights

Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

Share Classes

The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan". This prospectus relates to the Series I shares.

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Fund's Series I shares for the period since inception. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [Fund's auditor], independent accountants, whose report, along with the financial statements, is included in the Fund's 2003 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting ADI at the address or telephone number on the back cover of this Prospectus.

                                                          PERIOD ENDED DECEMBER 31
  --------------------------------------------------------------------------------
                                                          2003      2002 (A)
  PER SHARE DATA
  Net Asset Value -- Beginning of Period                            $10.00
  --------------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS
  Net Investment Loss/(b)/                                           (0.00)
  Net Losses on Securities (Both Realized and Unrealized)            (1.48)
  --------------------------------------------------------------------------------
  Total from Investment Operations                                   (1.48)
  --------------------------------------------------------------------------------
  Net Asset Value -- End of Period                                   $8.52
  ================================================================================

  TOTAL RETURN (c)                                                 (14.80%) (d)

  RATIOS
  Net Assets -- End of Period ($000 Omitted)                        $6,097
  Ratio of Expenses to Average Net Assets (e)(f)                  1.29% (g)
  Ratio of Net Investment Loss to Average Net Assets (f)            (0.30%) (g)
  Portfolio Turnover Rate                                           15%/(d)/

(a)From May 1, 2002, commencement of investment operations, to December 31,
   2002.
(b)Net Investment Loss aggregated less than $0.01 on a per share basis.
(c)Total Return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figure for the period shown.
(d)Based on operations for the period shown and, accordingly, is not representative of a full year.
(e)Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(f)Various expenses of the Fund were voluntarily absorbed by INVESCO for the period ended December 31, 2002. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 3.96% (annualized), and ratio of net investment loss to average net assets would have been (2.97%) (annualized).
(g)Annualized

     April 30, 2004

     AIM VARIABLE INSURANCE FUNDS
     INVESCO VIF -- LEISURE FUND

     You may obtain additional information about the Fund from several sources.

     Financial Reports. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as the effect of market and general economic trends and the Fund's investment strategy on the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

     Statement of Additional Information. The SAI dated April 30, 2004 is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

     Internet. The Prospectus, annual report, semiannual report, and SAI of the Fund are available on the SEC website at www.sec.gov.

     To obtain a free copy of the current Prospectus, SAI, or semiannual report, write to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173; or call 1-800-410-4246. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. Information on the operation of the Public Reference Room, including information about duplicating fee charges, can be obtained by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-7452 and 033-57340.

PROSPECTUS | April 30, 2004

INVESCO VIF -- LEISURE FUND

SERIES II SHARES

A mutual fund sold exclusively to insurance company separate accounts for variable annuity and variable life insurance contracts.

TABLE OF CONTENTS
Investment Goals, Strategies, And Risks................... 2
Fund Performance.......................................... 3
Fee Table and Expense Example............................. 4
Investment Risks.......................................... 4
Principal Risks Associated With The Fund.................. 5
Temporary Defensive Positions............................. 6
Fund Management........................................... 6
Portfolio Manager......................................... 6
Share Price............................................... 6
Taxes..................................................... 7
Dividends And Capital Gain Distributions.................. 7
Voting Rights............................................. 7
Share Classes............................................. 7
Distribution Plan......................................... 7
Financial Highlights...................................... 8

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.

The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

  AIM VARIABLE INSURANCE FUNDS
[LOGO]

Your goals. Our solutions. SM  AIM INVESTMENTS SM

     A I M Advisors, Inc. ("AIM" or "Advisor") is the investment advisor for the Fund and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional"), is the sub-advisor for the Fund. Prior to April 30, 2004, the Fund was a series portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation (the "Company"). On April 30, 2004, the Fund became a series portfolio of AIM Variable Insurance Funds, a Delaware statutory trust. Prior to April 30, 2004, INVESCO Funds Group, Inc. ("INVESCO") served as the investment advisor for the series portfolio of the Company. INVESCO Institutional is an affiliate of INVESCO.

     The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

     Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[GRAPHIC] Investment Goals & Strategies

[GRAPHIC] Potential Investment Risks

[GRAPHIC] Past Performance

        ---------------------------------------------------------------


[GRAPHIC] Investment Goals, Strategies, And Risks

FOR MORE DETAILS ABOUT  The Fund seeks capital growth. It is actively
THE FUND'S CURRENT      managed. The Fund invests primarily in equity
INVESTMENTS AND MARKET securities that the Advisor believes will rise in OUTLOOK, PLEASE SEE THE price faster than other securities, as well as in
MOST RECENT ANNUAL OR   options and other invest-ments whose values are
SEMIANNUAL REPORT.      based upon the values of equity securities.

                        The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instru-ments of companies engaged in the design, production, and distribution of products related to the leisure activities. These industries include, but are not limited to, hotels/gaming, publishing, advertising, bev-erages, audio/video, broadcasting-radio/TV, cable & satellite operators, cable & satellite programmers, motion pictures & TV, recreation services/entertainment, retail, and toys. At any given time, 20% of the Fund's assets is not required to be invested in the sector.

     To determine whether a potential investment is truly doing business in the leisure sector, a company must meet at least one of the following tests:
    . At least 50% of its gross income or its net sales must come from activities in the leisure sector;
    . At least 50% of its assets must be devoted to producing revenues from the leisure sector; or
    . Based on other available information, we determine that its primary business is within the leisure sector.

     The Advisor uses a research-oriented "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes companies that the Advisor believes are strongly managed and will generate above-average long-term capital appreciation.

     We seek firms that can grow their businesses regardless of the economic environment. The Advisor attempts to keep the portfolio well-diversified across the leisure sector, adjusting portfolio weightings depending on prevailing economic conditions and relative valuations of securities. This sector depends on consumer discretionary spending, which generally falls during economic downturns. Securities of gambling casinos often are subject to high price volatility and are considered speculative. Video and electronic games are subject to risks of rapid obsolescence.

     Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.

     As a sector fund, the portfolio is concentrated in a comparatively narrow segment of the economy. This means the Fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments and consequently the value of an investment in the Fund tend to go up and down more rapidly.

     The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, counterparty, and lack of timely information risks. These risks are described and discussed later in this Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any other mutual fund, there is always a risk that an investment in the Fund may lose money.


[GRAPHIC] Fund Performance

     The bar chart below shows the Fund's actual yearly performance (commonly known as its "total return") for the years ended December 31 since inception. The table below shows average annual total returns for various periods ended December 31, 2003 for the Fund compared to the S&P 500 Index. The information in the chart and table illustrates the variability of the Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.

     The Fund's returns are net of its expenses, but do not reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.

     Series II shares were first offered April 30, 2004. The performance shown for periods prior to that date reflects the historical results of the Series I class of shares ("Series I shares"), which are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). All performance shown assumes the reinvestment of dividends and capital gains.

     [Fund's Bar chart]

     The performance table reflects the historical results of the Series I shares, and not the Series II shares, which were first offered on April 30, 2004. The Series II shares have higher expenses resulting from its Rule 12b-1 plan, which would lower the performance shown.


-----------------------------------------------------
                       AVERAGE ANNUAL TOTAL RETURN
                       FOR THE PERIODS ENDED 12/31/03
-----------------------------------------------------
                                       SINCE
                       1 YEAR        INCEPTION
 VIF - Leisure Fund 1   (--%)         --% 2
 S&P 500 Index 3        (--%)         --% 2

--------
 1 For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO. Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.
 2  The Fund commenced investment operations on         . Index comparisons
    begin on           .
 3 The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. Please keep in mind that the index does not pay brokerage, management, or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.

Fee Table and Expense Example

     FEES AND EXPENSES OF THE FUND

     The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                     Series II shares
Maximum Sales Charge (Load)                None
Maximum Deferred Sales Charge (Load)       None

     ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


VIF-LEISURE FUND
Management Fees                       [    %]
Distribution and Service (12b-1) Fees   0.25%
Other Expenses                        [    %]
                                      -------
Total Annual Fund Operating Expenses  [    %]
                                      =======

[Footnotes to be provided by Amendment]

     EXPENSE EXAMPLE
     The Example is intended to help you compare the cost of investing in the Fund's Series II shares to the cost of investing in other mutual funds.

     The Example assumes a $10,000 allocation to the Fund's Series II shares for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. The example also does not represent the effect of any fees or other expenses of any variable annuity or variable life product. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:


                            1 year 3 years  5 years  10 years
Series II shares
  INVESCO VIF-Leisure Fund  [$   ] [$   ]   [$   ]   [$   ]

[GRAPHIC] Investment Risks

BEFORE ALLOCATING CON-  You should determine the level of risk with which
TRACT VALUES TO THE     you are comfortable before you allocate contract
FUND, YOU SHOULD DE-    val-ues to the Fund. The principal risks of any
TERMINE THE LEVEL OF    mutual fund, including the Fund, are:
RISK WITH WHICH YOU ARE
COMFORTABLE. TAKE INTO  Not Insured. Mutual funds are not insured by the
ACCOUNT FACTORS LIKE    FDIC or any other government agency, unlike bank
YOUR AGE, CAREER, IN-   deposits such as CDs or savings accounts.
COME LEVEL, AND TIME
HORIZON.                No Guarantee. No mutual fund can guarantee that
                        it will meet its investment objectives.

                        Possible Loss Of Investment. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

                        Volatility. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

[GRAPHIC] Principal Risks Associated With The Fund

     You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

     POTENTIAL CONFLICTS
     Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. The Board will monitor events for any potential conflicts.

     MARKET RISK
     Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.

     FOREIGN SECURITIES RISKS
     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

       Currency Risk. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

       Political Risk. Political actions, events, or instability may result in unfavorable changes in the value of a security.

       Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

       Diplomatic Risk. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     LIQUIDITY RISK
     The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

     COUNTERPARTY RISK
     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

     LACK OF TIMELY INFORMATION RISK
     Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

                 --------------------------------------------

     Although the Fund generally invests in equity securities of companies that are related to the leisure sector, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

INVESTMENT                                                                              RISKS
--------------------------------------------------------------------------------------------------------------------------
American Depositary Receipts (ADRs)
These are securities issued by U.S. banks that represent shares of foreign corporations Market, Information, Political,
held by those banks. Although traded in U.S. securities markets and valued in U.S.      Regulatory, Diplomatic, Liquidity,
dollars, ADRs carry most of the risks of investing directly in foreign securities.      and Currency Risks
--------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements
A contract under which the seller of a security agrees to buy it back at an agreed-upon Counterparty Risk price and time in the future.
--------------------------------------------------------------------------------------------------------------------------

[GRAPHICS]  Temporary Defensive Positions

     When securities markets or economic conditions are unfavorable or unsettled, the Advisor might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. The Advisor has the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

Fund Management

                             INVESTMENT ADVISOR
AIM, INVESCO INSTITUTIONAL   AIM is the investment advisor for the fund and
AND ADI ARE SUBSIDIARIES OF  INVESCO Institutional is the sub-advisor for the
AMVESCAP PLC, AN             Fund. AIM is located at 11 Greenway Plaza, Suite
INTERNATIONAL INVESTMENT     100, Houston, Texas 77046-1173. The Fund's
MANAGEMENT COMPANY THAT      investment advisor manages the investment
MANAGES MORE THAN [$345.2]   operations of the Fund and has agreed to perform
BILLION IN ASSETS WORLDWIDE. or arrange for the performance of the Fund's AMVESCAP IS BASED IN LONDON, day-to-day management. AIM has acted as an
WITH MONEY MANAGERS LOCATED  investment advisor since its organization in
IN EUROPE, NORTH AND SOUTH   1976. Today, AIM, together with its subsidiaries,
AMERICA, AND THE FAR EAST.   advises or manages over 200 investment
                             portfolios, encompassing a broad range of investment objectives. INVESCO Institutional is located at 1355 Peachtree Street, NE, Suite 250,
                             Atlanta, Georgia. As sub-advisor, INVESCO
                             Institutional is responsible for the Fund's day-to-day manage-ment, including the Fund's investment decisions and the execution of securities transactions with respect to the Fund.

                             A I M Distributors, Inc. ("ADI") is the Fund's distributor and is responsible for the sale of the fund's shares. AIM, INVESCO Institutional and ADI are subsidiaries of AMVESCAP PLC.


     Prior to April 30, 2004, INVESCO served as the investment advisor for the Fund. The following table shows the fees the Fund paid to INVESCO for its advisory services in the fiscal year ended December 31, 2003.

-----------------------------------------------------------
                      ADVISORY FEE AS A PERCENTAGE OF
FUND             AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
-----------------------------------------------------------
VIF-Leisure Fund                       %

Portfolio Manager

     The following individual is responsible for the day-to-day management of the Fund's portfolio holdings:

     Mark D. Greenberg, a senior vice president of the Advisor and/or its affiliates, is the portfolio manager of the Fund. Before joining the Advisor and/or its affiliates in 1996, Mark was a vice president and global media and entertainment analyst with Scudder, Stevens and Clark. He is a CFA charterholder. Mark holds a B.S.B.A. from Marquette University.

Share Price

The Fund prices its shares based on its net asset alue. The Fund values portfolio securities for which market quotations are available at market value. The Fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The Fund values all other securities and assets at their fair value. Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as to the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds. Because the Fund may invest in securities that are primarily listed on foreign exchanges, the value of the Fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The Fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.

[GRAPHIC]  Taxes


The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPHIC]  Dividends And Capital Gain Distributions


NET INVESTMENT INCOME AND      The Fund intends to distribute substantially all
NET REALIZED CAPITAL GAINS ARE of its net investment income, if any, in
DISTRIBUTED TO SHAREHOLDERS    dividends to its shareholders. For dividend
AT LEAST ANNUALLY.             purposes, net investment income consists of all
                               dividends or interest earned by the Fund's
                               investments, minus the Fund's expenses (including
                               the advisory fee). All of the Fund's net realized
                               capital gains, if any, are dis-tributed
                               periodically, at least once a year. All dividends
                               and distributions of the Fund are reinvested in
                               additional shares of the Fund at net asset value.

Voting Rights

Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

Share Classes

The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan", which is described in this prospectus.

Distribution Plan

The Fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your interest.

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Fund for the period since inception. Certain information reflects the financial results for a single Series I Fund share. As of the date of this prospectus, the Series II shares had not yet commenced operations and, therefore, financial information for such shares is not available. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [Fund's auditor], independent accountants, whose report, along with the financial statements, is included in the Fund's 2003 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting ADI at the address or telephone number on the back cover of this Prospectus.

                                                          PERIOD ENDED DECEMBER 31
  --------------------------------------------------------------------------------
                                                          2003      2002 (a)
  PER SHARE DATA
  Net Asset Value -- Beginning of Period                            $10.00
  --------------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS
  Net Investment Loss (b)                                            (0.00)
  Net Losses on Securities (Both Realized and Unrealized)            (1.48)
  --------------------------------------------------------------------------------
  Total from Investment Operations                                   (1.48)
  --------------------------------------------------------------------------------
  Net Asset Value -- End of Period                                   $8.52
  ================================================================================

  TOTAL RETURN (c)                                                 (14.80%) (d)

  RATIOS
  Net Assets -- End of Period ($000 Omitted)                        $6,097
  Ratio of Expenses to Average Net Assets (e)(f)                     1.29%  (g)
  Ratio of Net Investment Loss to Average Net Assets (f)            (0.30%) (g)
  Portfolio Turnover Rate                                           15% (d)

(a) From May 1, 2002, commencement of investment operations, to December 31,
    2002.
(b) Net Investment Loss aggregated less than $0.01 on a per share basis.
(c) Total Return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figure for the period shown.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(f) Various expenses of the Fund were voluntarily absorbed by INVESCO for the period ended December 31, 2002. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 3.96% (annualized), and ratio of net investment loss to average net assets would have been (2.97%) (annualized).
(g) Annualized

     April 30, 2004

     AIM VARIABLE INSURANCE FUNDS
     INVESCO VIF -- LEISURE FUND

     You may obtain additional information about the Fund from several sources.

     Financial Reports. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as the effect of market and general economic trends and the Fund's investment strategy on the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

     Statement of Additional Information. The SAI dated April 30, 2004 is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

     Internet. The Prospectus, annual report, semiannual report, and SAI of the Fund are available on the SEC website at www.sec.gov.

     To obtain a free copy of the current Prospectus, SAI, or semiannual report, write to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173; or call 1-800-410-4246. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. Information on the operation of the Public Reference Room, including information about duplicating fee charges, can be obtained by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-7452 and 033-57340.

PROSPECTUS | April 30, 2004


INVESCO VIF -- SMALL COMPANY GROWTH FUND
SERIES I SHARES

A mutual fund sold exclusively to insurance company separate accounts for variable annuity and variable life insurance contracts.

TABLE OF CONTENTS
Investment Goals, Strategies, And Risks.......................  2
Fund Performance..............................................  3
Fee Table and Expense Example.................................  4
Investment Risks..............................................  4
Principal Risks Associated With The Fund......................  5
Temporary Defensive Positions.................................  5
Fund Management...............................................  6
Portfolio Manager.............................................  6
Share Price...................................................  6
Taxes.........................................................  7
Dividends And Capital Gain Distributions......................  7
Voting Rights.................................................  7
Share Classes.................................................  7
Financial Highlights..........................................  8

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.

The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

  AIM VARIABLE INSURANCE FUNDS

[LOGO]

Your goals. Our solutions. SM  AIM INVESTMENTS SM


PROSPECTUS | April 30, 2004

     A I M Advisors, Inc. ("AIM" or "Advisor") is the investment advisor for the Fund and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional"), is the sub-advisor for the Fund. Prior to April 30, 2004, the Fund was a series portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation (the "Company"). On April 30, 2004, the Fund became a series portfolio of AIM Variable Insurance Funds, a Delaware statutory trust. Prior to April 30, 2004, INVESCO Funds Group, Inc. ("INVESCO") served as the investment advisor for the series portfolio of the Company. INVESCO Institutional is an affiliate of INVESCO.

     The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

     Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[GRAPHIC]  Investment Goals & Strategies

[GRAPHIC]  Potential Investment Risks

[GRAPHIC]  Past Performance


        ---------------------------------------------------------------

[GRAPHIC]  Investment Goals, Strategies, And Risks


FOR MORE DETAILS ABOUT  The Fund seeks long-term capital growth. It is
EACH FUND'S CURRENT     actively managed. The Fund invests primarily in
INVESTMENTS AND MARKET equity secu-rities and equity-related instruments OUTLOOK, PLEASE SEE THE that the Advisor believes will rise in price
MOST RECENT ANNUAL OR   faster than other securities, as well as in
SEMIANNUAL REPORT.      options and other investments whose values are
                        based upon the values of equity securities.

                        The Fund normally invests at least 80% of its net assets in small-capitalization companies. The
                        Fund con-siders a company to be a
                        small-capitalization company if it has a market capitalization, at the time of pur-chase, no larger than the largest capitalized company included in the Russell 2000(R) Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. We are primarily looking for companies in the developing stages of their life cycles, which are currently priced below our estimation of their potential, have earnings which may be expected to grow faster than the U.S. economy in general, and/or offer the potential for accelerated earnings growth due to rapid growth of sales, new products, management changes, and/or structural changes in the economy.

     The Fund is managed in the growth style. The advisor uses a research-oriented "bottom up" investment approach to create the Fund's investment portfolio focusing on company fundamentals and growth prospects when selecting securities.

     We seek securities for the Fund that meet the following standards:

    . Exceptional growth: The markets and industries they represent are growing significantly faster than the economy as a whole.
    . Leadership: They are leaders -- or emerging leaders -- in these markets, securing their positions through technology, marketing, distribution or some other innovative means.
    . Financial validation: Their returns -- in the form of sales unit growth, rising operating margins, internal funding and other factors -- demonstrate exceptional growth and leadership.

     Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.

     Investments in small, developing companies carry greater risk than investments in larger, more established companies. Developing companies generally face intense competition and have a higher rate of failure than larger companies.

     At any given time, the Fund may be subject to sector risk. Companies with similar lines of business (for example, financial services, health, or technology) are grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. The Fund is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Fund's portfolio holdings to a particular economic sector, the Fund's overall performance will be more susceptible to the economic, business, or other developments which generally affect that sector. The Fund can still be diversified, even if it is heavily weighted in one or more sectors.

     The Fund is subject to other principal risks such as potential conflicts, market, liquidity, counterparty, foreign securities, and lack of timely information risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.

[GRAPHIC] Fund Performance


     The bar chart below shows the Fund's Series I shares actual yearly performance (commonly known as its "total return") for the years ended December 31 since inception. The table below shows average annual total returns for various periods ended December 31, 2003 for the Fund's Series I shares compared to the Russell 2000 Growth Index. The information in the chart and table illustrates the variability of the Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.

     The Fund's returns are net of its expenses, but do not reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.

                       VIF -- SMALL COMPANY GROWTH FUND
                        ACTUAL ANNUAL TOTAL RETURN/1,2/
--------------------------------------------------------------------------------

                                    [CHART]

        '98         '99         '00         '01          '02         '03
       -----       -----       -----       -----        -----       -----
       16.38%      91.06%      (14.98%)    (18.54%)     (31.11%)
--------------------------------------------------------------------------------
Best Calendar Qtr.   [12/99] [47.92%]
Worst Calendar Qtr.  [9/01] [(29.42%)]

--------------------------------------------------------------------------------
                                                  AVERAGE ANNUAL TOTAL RETURN
                                                         AS OF 12/31/03
--------------------------------------------------------------------------------
                                                 1 YEAR 5 YEARS SINCE INCEPTION
 VIF -- Small Company Growth Fund 1               (--%)   --%       --%  2
 Russell 2000 Growth Index 3                      (--%)  (--%)     (--%) 2

 1 For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO. Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.
 2 The Fund commenced investment operations on August 25, 1997. Index comparisons begin on August 31, 1997.
 3 The Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Please keep in mind that the index does not pay brokerage, management, or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.

Fee Table and Expense Example

     FEES AND EXPENSES OF THE FUND

     The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                        Series I shares
     Maximum Sales Charge (Load)               None
     Maximum Deferred Sales Charge (Load)      None

     ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

     Management Fees                       [    %]
     Distribution and Service (12b-1) Fees  None
     Other Expenses                        [    %]
                                           -------
     Total Annual Fund Operating Expenses  [    %]
                                           =======

     [Footnotes to be provided by Amendment]

     EXPENSE EXAMPLE
     The Example is intended to help you compare the cost of investing in the Fund's Series I shares to the cost of investing in other mutual funds.

     The Example assumes a $10,000 allocation to the Fund's Series I shares for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. The example also does not represent the effect of any fees or other expenses of any variable annuity or variable life product. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:

                                      1 year 3 years 5 years 10 years
     Series I shares
       VIF-Small Company Growth Fund  [$   ] [$   ]  [$   ]   [$   ]

[GRAPHIC]  Investment Risks

BEFORE ALLOCATING CON-     You should determine the level of risk with which
TRACT VALUES TO THE        you are comfortable before you allocate contract
FUND, YOU SHOULD DE-       values to the Fund. The principal risks of any
TERMINE THE LEVEL OF RISK  mutual fund, including the Fund, are:
WITH WHICH YOU ARE COM-
FORTABLE. TAKE INTO AC-    Not Insured. Mutual funds are not insured by the
COUNT FACTORS LIKE YOUR    FDIC or any other government agency, unlike bank
AGE, CAREER, INCOME LEVEL, deposits such as CDs or savings accounts.
AND TIME HORIZON.
                           No Guarantee. No mutual fund can guarantee that it will meet its investment objectives.

                           Possible Loss Of Investment. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

                           Volatility. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

[GRAPHIC] Principal Risks Associated With The Funds

     You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

     POTENTIAL CONFLICTS
     Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. The Board will monitor events for any potential conflicts.

     MARKET RISK
     Equity stock prices vary and may fall, thus reducing the value of the Fund's investment. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.

     LIQUIDITY RISK
     The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

     COUNTERPARTY RISK
     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

     FOREIGN SECURITIES RISKS
     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

       Currency Risk. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

       Political Risk. Political actions, events, or instability may result in unfavorable changes in the value of a security.

       Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.


       Diplomatic Risk. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     LACK OF TIMELY INFORMATION RISK
     Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

                 --------------------------------------------

     Although the Fund generally invests in publicly traded equity securities of growing companies, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

INVESTMENT                                                                              RISKS
--------------------------------------------------------------------------------------------------------------------------
American Depositary Receipts (ADRs)
These are securities issued by U.S. banks that represent shares of foreign corporations Market, Information, Political,
held by those banks. Although traded in U.S. securities markets and valued in U.S.      Regulatory, Diplomatic, Liquidity,
dollars, ADRs carry most of the risks of investing directly in foreign securities.      and Currency Risks
--------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements
A contract under which the seller of a security agrees to buy it back at an agreed-upon Counterparty Risk price and time in the future.
--------------------------------------------------------------------------------------------------------------------------

[GRAPHIC] Temporary Defensive Positions

     When securities markets or economic conditions are unfavorable or unsettled, the Advisor might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. The Advisor has the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holding.

Fund Management

                             INVESTMENT ADVISOR

AIM, INVESCO INSTITUTIONAL   AIM is the investment advisor for the Fund and
AND ADI ARE SUBSIDIARIES     INVESCO Institutional is the sub-advisor for the
OF AMVESCAP PLC, AN          Fund. INVESCO Institutional is an affiliate of
INTERNATIONAL INVESTMENT     INVESCO. AIM is located at 11 Greenway Plaza,
MANAGEMENT COMPANY THAT      Suite 100, Houston, Texas 77046-1173. The Fund's
MANAGES MORE THAN [$345.2]   investment advisor manages the investment
BILLION IN ASSETS WORLDWIDE. operations of the Fund and has agreed to perform AMVESCAP IS BASED IN LONDON, or arrange for the performance of the Fund's
WITH MONEY MANAGERS          day-to-day management. AIM has acted as an
LOCATED IN EUROPE, NORTH     investment advisor since its organization in
AND SOUTH AMERICA, AND THE   1976. Today, AIM, together with its subsidiaries,
FAR EAST.                    advises or manages over 200 investment
                             portfolios, encompassing a broad range of investment objectives. INVESCO Institutional is located at 1355 Peachtree Street, NE, Suite 250,
                             Atlanta, Georgia. As sub-advisor, INVESCO
                             Institutional is responsible for the Fund's day-to-day management, including the Fund's investment decisions and the execution of securities transactions with respect to the Fund.

                             A I M Distributors, Inc. ("ADI") is the Fund's distributor and is responsible for the sale of the Fund's shares. AIM, INVESCO Institutional and ADI are subsidiaries of AMVESCAP PLC.

                             Prior to April 30, 2004, INVESCO served as the investment advisor for the Fund. The following table shows the fees the Fund paid to INVESCO for its advisory services in the fiscal year ended December 31, 2003.

------------------------------------------------------------------------
                                   ADVISORY FEE AS A PERCENTAGE OF
FUND                          AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
------------------------------------------------------------------------
VIF-Small Company Growth Fund                       %

Portfolio Managers

     The following individuals are primarily responsible for the day-to-day management of the Fund's portfolio holdings:

     Stacie L. Cowell, a senior vice president of the Advisor and/or its affiliates, is the lead portfolio manager of the Fund. Before joining the Advisor and/or its affiliates in 1996, Stacie was a senior equity analyst with Founders Asset Management and a capital markets and trading analyst with Chase Manhattan Bank in New York. She is a CFA charterholder. Stacie holds an M.S. in Finance from the University of Colorado and a B.A. in Economics from Colgate University.

     Cameron Cooke, is the co-portfolio manager of the Fund. He joined the investment division of the Advisor and/or its affiliates in 2000. Prior to joining the Advisor and/or its affiliates, Cameron was a senior equity analyst at Wells Capital Management. He holds a B.A. in economics from the University of North Carolina at Chapel Hill.

Share Price

     The Fund prices its shares based on its net asset value. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The Fund values all other securities and assets at their fair value. Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as to the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds. Because the Fund may invest in securities that are primarily listed on foreign exchanges, the value of the Fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The Fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.

     Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell, or exchange shares on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[GRAPHIC]  Taxes

     The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

     Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPHIC]  Dividends And Capital Gain Distributions


NET INVESTMENT INCOME    The Fund intends to distribute substantially all
AND NET REALIZED CAPITAL of its net investment income, if any, in
GAINS ARE DISTRIBUTED TO dividends to its shareholders. For dividend
SHAREHOLDERS AT LEAST    purposes, net investment income consists of all
ANNUALLY                 dividends or interest earned by the Fund's
                         investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, no less frequently than annually.
                         All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

[GRAPHIC]  Voting Rights

     Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

     Share Classes

     The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan". This prospectus relates to the Series I shares.

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Fund's Series I shares for the past five years. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [Fund's auditor], independent accountants, whose report, along with the financial statements, is included in the Fund's 2003 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting ADI at the address or telephone number on the back cover of this Prospectus.

                                                                  YEAR ENDED DECEMBER 31
---------------------------------------------------------------------------------------------------
                                                        2003   2002     2001     2000      1999
PER SHARE DATA
Net Asset Value -- Beginning of Period                        $14.72   $18.07   $22.01  $11.51
---------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss (a)                                        (0.00)   (0.00)   (0.00)  (0.00)
Net Gains or (Losses) on Securities
 (Both Realized and Unrealized)                                (4.58)   (3.35)   (3.35)  10.50
---------------------------------------------------------------------------------------------------
Total from Investment Operations                               (4.58)   (3.35)   (3.35)  10.50
---------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income                            0.00     0.00     0.00    0.00
Distributions from Capital Gains                                0.00     0.00     0.59    0.00
---------------------------------------------------------------------------------------------------
Total Distributions                                             0.00     0.00     0.59    0.00
---------------------------------------------------------------------------------------------------
Net Asset Value -- End of Period                              $10.14   $14.72   $18.07  $22.01
===================================================================================================

TOTAL RETURN (b)                                             (31.11%) (18.54%) (14.98%) 91.06%

RATIOS
Net Assets -- End of Period ($000 Omitted)                   $32,990  $39,211  $24,765  $4,950
Ratio of Expenses to Average Net Assets (c)(d)                 1.25%    1.25%    1.37%   1.70%
Ratio of Net Investment Loss to Average Net Assets (d)        (0.87%)  (0.48%)  (0.64%) (0.71%)
Portfolio Turnover Rate                                          95%      88%     155%    201%/(e)/

(a)Net Investment Loss aggregated less than $0.01 on a per share basis for the years ended December 31, 2002, 2001, 2000 and 1999.
(b)Total Return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(c)Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(d)Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended December 31, 2002, 2001, 2000 and 1999. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.31%, 1.29%, 1.43% and 4.05%, respectively, and ratio of net investment loss to average net assets would have been (0.93%), (0.52%), (0.70%) and (3.06%), respectively.
(e)Portfolio Turnover was greater than expected during this period due to active trading undertaken in response to market conditions.

     April 30, 2004

     AIM VARIABLE INSURANCE FUNDS
     INVESCO VIF -- SMALL COMPANY GROWTH FUND

     You may obtain additional information about the Fund from several sources.

     Financial Reports. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as the effect of market and general economic trends and the Fund's investment strategy on the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

     Statement of Additional Information. The SAI dated April 30, 2004 is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

     Internet. The Prospectus, annual report, semiannual report, and SAI of the Fund are available on the SEC website at www.sec.gov.

     To obtain a free copy of the current Prospectus, SAI, or semiannual report, write to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173; or call 1-800-410-4246. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. Information on the operation of the Public Reference Room, including information about duplicating fee charges, can be obtained by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-7452 and 033-57340.

PROSPECTUS | April 30, 2004


INVESCO VIF -- SMALL COMPANY GROWTH FUND
SERIES II SHARES

A mutual fund sold exclusively to insurance company separate accounts for variable annuity and variable life insurance contracts.

TABLE OF CONTENTS
Investment Goals, Strategies, And Risks.............. 2
Fund Performance..................................... 3
Fee Table and Expense Example........................ 4
Investment Risks..................................... 4
Principal Risks Associated With The Fund............. 5
Temporary Defensive Positions........................ 5
Fund Management...................................... 6
Portfolio Manager.................................... 6
Share Price.......................................... 6
Taxes................................................ 7
Dividends And Capital Gain Distributions............. 7
Voting Rights........................................ 7
Share Classes........................................ 7
Distribution Plan.................................... 7
Financial Highlights................................. 8

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.

The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

  AIM VARIABLE INSURANCE FUNDS

[LOGO]

Your goals. Our solutions./SM/ AIM INVESTMENTS/SM/

     A I M Advisors, Inc. ("AIM" or "Advisor") is the investment advisor for the Fund and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional"), is the sub-advisor for the Fund. Prior to April 30, 2004, the Fund was a series portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation (the "Company"). On April 30, 2004, the Fund became a series portfolio of AIM Variable Insurance Funds, a Delaware statutory trust. Prior to April 30, 2004, INVESCO Funds Group, Inc. ("INVESCO") served as the investment advisor for the series portfolio of the Company. INVESCO Institutional is an affiliate of INVESCO.

     The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

     Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[GRAPHIC] Investment Goals & Strategies

[GRAPHIC] Potential Investment Risks

[GRAPHIC] Past Performance

        ---------------------------------------------------------------

[GRAPHIC] Investment Goals, Strategies, And Risks

FOR MORE DETAILS ABOUT  The Fund seeks long-term capital growth. It is
EACH FUND'S CURRENT     actively managed. The Fund invests primarily in
INVESTMENTS AND MARKET equity secu-rities and equity-related instruments OUTLOOK, PLEASE SEE THE that the Advisor believes will rise in price
MOST RECENT ANNUAL OR   faster than other securities, as well as in
SEMIANNUAL REPORT.      options and other investments whose values are
                        based upon the values of equity securities.

                        The Fund normally invests at least 80% of its net assets in small-capitalization companies. The
                        Fund con-siders a company to be a
                        small-capitalization company if it has a market capitalization, at the time of pur-chase, no larger than the largest capitalized company included in the Russell 2000(R) Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. We are primarily looking for companies in the developing stages of their life cycles, which are currently priced below our estimation of their potential, have earnings which may be expected to grow faster than the U.S. economy in general, and/or offer the potential for accelerated earnings growth due to rapid growth of sales, new products, management changes, and/or structural changes in the economy.

     The Fund is managed in the growth style. The advisor uses a research-oriented "bottom up" investment approach to create the Fund's investment portfolio focusing on company fundamentals and growth prospects when selecting securities.

     We seek securities for the Fund that meet the following standards:

    . Exceptional growth: The markets and industries they represent are growing significantly faster than the economy as a whole.
    . Leadership: They are leaders -- or emerging leaders -- in these markets, securing their positions through technology, marketing, distribution or some other innovative means.
    . Financial validation: Their returns -- in the form of sales unit growth, rising operating margins, internal funding and other factors -- demonstrate exceptional growth and leadership.

     Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.

     Investments in small, developing companies carry greater risk than investments in larger, more established companies. Developing companies generally face intense competition and have a higher rate of failure than larger companies.

     At any given time, the Fund may be subject to sector risk. Companies with similar lines of business (for example, financial services, health, or technology) are grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. The Fund is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Fund's portfolio holdings to a particular economic sector, the Fund's overall performance will be more susceptible to the economic, business, or other developments which generally affect that sector. The Fund can still be diversified, even if it is heavily weighted in one or more sectors.

     The Fund is subject to other principal risks such as potential conflicts, market, liquidity, counterparty, foreign securities, and lack of timely information risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.

[GRAPHIC] Fund Performance

     The bar chart below shows the Fund's actual yearly performance (commonly known as its "total return") for the years ended December 31 since inception. The table below shows average annual total returns for various periods ended December 31, 2003 for the Fund compared to the Russell 2000 Growth Index. The information in the chart and table illustrates the variability of the Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.

     The Fund's returns are net of its expenses, but do not reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.

     Series II shares were first offered April 30, 2004. The performance shown for periods prior to that date reflects the historical results of the Series I class of shares ("Series I shares"), which are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). All performance shown assumes the reinvestment of dividends and capital gains.

     VIF -- SMALL COMPANY GROWTH FUND
     ACTUAL ANNUAL TOTAL RETURN/1,2/
------------------------------------------------------------------------------

                                    [CHART]

 '98     '99      '00       '01       '02      '03
------  ------   ------    ------    ------   ------
16.38%  91.06%  (14.98%)  (18.54%)  (31.11%)

------------------------------------------------------------------------------
Best Calendar Qtr.   [12/99] [47.92%]
Worst Calendar Qtr. [9/01] [(29.42%)]

     The performance table reflects the historical results of the Series I shares, and not the Series II shares, which were first offered on April 30, 2004. The Series II shares have higher expenses resulting from its Rule 12b-1 plan, which would lower the performance shown.

------------------------------------------------------------------------------
                                      AVERAGE ANNUAL TOTAL RETURN
                                     FOR THE PERIODS ENDED 12/31/03
------------------------------------------------------------------------------
                                     1 YEAR 5 YEARS SINCE INCEPTION
 VIF -- Small Company Growth Fund 1   (--%)   --%        --% 2
 Russell 2000 Growth Index 3          (--%)  (--%)      (--%) 2

1 For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO. Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.
2 The Fund commenced investment operations on August 25, 1997. Index comparisons begin on August 31, 1997.
3 The Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Please keep in mind that the index does not pay brokerage, management, or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.

Fee Table and Expense Example

     FEES AND EXPENSES OF THE FUND

     The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                     Series II shares
Maximum Sales Charge (Load)                None
Maximum Deferred Sales Charge (Load)       None

     ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                       [   %]
Distribution and Service (12b-1) Fees 0.25%
Other Expenses                        [   %]
                                      ------
Total Annual Fund Operating Expenses  [   %]
                                      ======

     [Footnotes to be provided by Amendment]

     EXPENSE EXAMPLE
     The Example is intended to help you compare the cost of investing in the Fund's Series II shares to the cost of investing in other mutual funds.

     The Example assumes a $10,000 allocation to the Fund's Series II shares for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. The example also does not represent the effect of any fees or other expenses of any variable annuity or variable life product. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:

                                 1 year  3 years 5 years 10 years
Series II shares
  VIF-Small Company Growth Fund  [$    ] [$    ] [$    ] [$    ]

[GRAPHIC] Investment Risks

BEFORE ALLOCATING CON-     You should determine the level of risk with which
TRACT VALUES TO THE        you are comfortable before you allocate contract
FUND, YOU SHOULD DE-       values to the Fund. The principal risks of any
TERMINE THE LEVEL OF RISK  mutual fund, including the Fund, are:
WITH WHICH YOU ARE COM-
FORTABLE. TAKE INTO AC-    Not Insured. Mutual funds are not insured by the
COUNT FACTORS LIKE YOUR    FDIC or any other government agency, unlike bank
AGE, CAREER, INCOME LEVEL, deposits such as CDs or savings accounts.
AND TIME HORIZON.
                           No Guarantee. No mutual fund can guarantee that it will meet its investment objectives.

                           Possible Loss Of Investment. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

                           Volatility. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

[GRAPHIC]  Principal Risks Associated With The Funds

     You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

     POTENTIAL CONFLICTS
     Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. The Board will monitor events for any potential conflicts.

     MARKET RISK
     Equity stock prices vary and may fall, thus reducing the value of the Fund's investment. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.

     LIQUIDITY RISK
     The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

     COUNTERPARTY RISK
     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

     FOREIGN SECURITIES RISKS
     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

       Currency Risk. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

       Political Risk. Political actions, events, or instability may result in unfavorable changes in the value of a security.

       Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.


       Diplomatic Risk. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     LACK OF TIMELY INFORMATION RISK
     Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

                 --------------------------------------------

     Although the Fund generally invests in publicly traded equity securities of growing companies, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

INVESTMENT                                                                              RISKS
--------------------------------------------------------------------------------------------------------------------------
American Depositary Receipts (ADRs)
These are securities issued by U.S. banks that represent shares of foreign corporations Market, Information, Political,
held by those banks. Although traded in U.S. securities markets and valued in U.S.      Regulatory, Diplomatic, Liquidity,
dollars, ADRs carry most of the risks of investing directly in foreign securities.      and Currency Risks
--------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements
A contract under which the seller of a security agrees to buy it back at an agreed-upon Counterparty Risk price and time in the future.
--------------------------------------------------------------------------------------------------------------------------

[GRAPHIC]  Temporary Defensive Positions

     When securities markets or economic conditions are unfavorable or unsettled, the Advisor might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. The Advisor has the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holding.

Fund Management

                         INVESTMENT ADVISOR
AIM, INVESCO INSTITUTIONAL   AIM is the investment advisor for the Fund and
AND ADI ARE SUBSIDIARIES     INVESCO Institutional is the sub-advisor for the
OF AMVESCAP PLC, AN          Fund. INVESCO Institutional is an affiliate of
INTERNATIONAL INVESTMENT     INVESCO. AIM is located at 11 Greenway Plaza,
MANAGEMENT COMPANY THAT      Suite 100, Houston, Texas 77046-1173. The Fund's
MANAGES MORE THAN [$345.2]   investment advisor manages the investment
BILLION IN ASSETS WORLDWIDE. operations of the Fund and has agreed to perform AMVESCAP IS BASED IN LONDON, or arrange for the performance of the Fund's
WITH MONEY MANAGERS          day-to-day management. AIM has acted as an
LOCATED IN EUROPE, NORTH     investment advisor since its organization in
AND SOUTH AMERICA, AND THE   1976. Today, AIM, together with its subsidiaries,
FAR EAST.                    advises or manages over 200 investment
                             portfolios, encompassing a broad range of investment objectives. INVESCO Institutional is located at 1355 Peachtree Street, NE, Suite 250,
                             Atlanta, Georgia. As sub-advisor, INVESCO
                             Institutional is responsible for the Fund's day-to-day management, including the Fund's investment decisions and the execution of securities transactions with respect to the Fund.

                             A I M Distributors, Inc. ("ADI") is the Fund's distributor and is responsible for the sale of the Fund's shares. AIM, INVESCO Institutional and ADI are subsidiaries of AMVESCAP PLC.

                             Prior to April 30, 2004, INVESCO served as the investment advisor for the Fund. The following table shows the fees the Fund paid to INVESCO for its advisory services in the fiscal year ended December 31, 2003.

------------------------------------------------------------------------
                                   ADVISORY FEE AS A PERCENTAGE OF
FUND                          AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
------------------------------------------------------------------------
VIF-Small Company Growth Fund                       %

Portfolio Managers

     The following individuals are primarily responsible for the day-to-day management of the Fund's portfolio holdings:

     Stacie L. Cowell, a senior vice president of the Advisor and/or its affiliates, is the lead portfolio manager of the Fund. Before joining the Advisor and/or its affiliates in 1996, Stacie was a senior equity analyst with Founders Asset Management and a capital markets and trading analyst with Chase Manhattan Bank in New York. She is a CFA charterholder. Stacie holds an M.S. in Finance from the University of Colorado and a B.A. in Economics from Colgate University.

     Cameron Cooke, is the co-portfolio manager of the Fund. He joined the investment division of the Advisor and/or its affiliates in 2000. Prior to joining the Advisor and/or its affiliates, Cameron was a senior equity analyst at Wells Capital Management. He holds a B.A. in economics from the University of North Carolina at Chapel Hill.

Share Price

     The Fund prices its shares based on its net asset value. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The Fund values all other securities and assets at their fair value. Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as to the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds. Because the Fund may invest in securities that are primarily listed on foreign exchanges, the value of the Fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The Fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.

[GRAPHIC] Taxes


     The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

     Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPHIC] Dividends And Capital Gain Distributions


NET INVESTMENT INCOME    The Fund intends to distribute substantially all
AND NET REALIZED CAPITAL of its net investment income, if any, in
GAINS ARE DISTRIBUTED TO dividends to its shareholders. For dividend
SHAREHOLDERS AT LEAST    purposes, net investment income consists of all
ANNUALLY                 dividends or interest earned by the Fund's
                         investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, no less frequently than annually.
                         All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

     Voting Rights

     Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

     Share Classes

     The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan", which is described in this prospectus.

     Distribution Plan

     The Fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment.

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Fund for the past five years. Certain information reflects the financial results for a single Series I Fund share. As of the date of this prospectus, the Series II shares had not yet commenced operations and, therefore, financial information for such shares is not available. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [Fund's auditor], independent accountants, whose report, along with the financial statements, is included in the Fund's 2003 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting ADI at the address or telephone number on the back cover of this Prospectus.

                                                                  YEAR ENDED DECEMBER 31
---------------------------------------------------------------------------------------------------
                                                        2003   2002     2001     2000      1999
PER SHARE DATA
Net Asset Value -- Beginning of Period                        $14.72   $18.07   $22.01  $11.51
---------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss (a)                                        (0.00)   (0.00)   (0.00)  (0.00)
Net Gains or (Losses) on Securities
 (Both Realized and Unrealized)                                (4.58)   (3.35)   (3.35)  10.50
---------------------------------------------------------------------------------------------------
Total from Investment Operations                               (4.58)   (3.35)   (3.35)  10.50
---------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income                            0.00     0.00     0.00    0.00
Distributions from Capital Gains                                0.00     0.00     0.59    0.00
---------------------------------------------------------------------------------------------------
Total Distributions                                             0.00     0.00     0.59    0.00
---------------------------------------------------------------------------------------------------
Net Asset Value -- End of Period                              $10.14   $14.72   $18.07  $22.01
===================================================================================================

TOTAL RETURN (b)                                              (31.11%) (18.54%) (14.98%) 91.06%

RATIOS
Net Assets -- End of Period ($000 Omitted)                   $32,990  $39,211  $24,765  $4,950
Ratio of Expenses to Average Net Assets (c)(d)                  1.25%    1.25%    1.37%   1.70%
Ratio of Net Investment Loss to Average Net Assets (d)         (0.87%)  (0.48%)  (0.64%) (0.71%)
Portfolio Turnover Rate                                          95%      88%     155%    201% (e)

(a)Net Investment Loss aggregated less than $0.01 on a per share basis for the years ended December 31, 2002, 2001, 2000 and 1999.
(b)Total Return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(c)Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(d)Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended December 31, 2002, 2001, 2000 and 1999. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.31%, 1.29%, 1.43% and 4.05%, respectively, and ratio of net investment loss to average net assets would have been (0.93%), (0.52%), (0.70%) and (3.06%), respectively.
(e)Portfolio Turnover was greater than expected during this period due to active trading undertaken in response to market conditions.

     April 30, 2004

     AIM VARIABLE INSURANCE FUNDS
     INVESCO VIF -- SMALL COMPANY GROWTH FUND

     You may obtain additional information about the Fund from several sources.

     Financial Reports. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as the effect of market and general economic trends and the Fund's investment strategy on the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

     Statement of Additional Information. The SAI dated April 30, 2004 is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

     Internet. The Prospectus, annual report, semiannual report, and SAI of the Fund are available on the SEC website at www.sec.gov.

     To obtain a free copy of the current Prospectus, SAI, or semiannual report, write to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173; or call 1-800-410-4246. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. Information on the operation of the Public Reference Room, including information about duplicating fee charges, can be obtained by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-7452 and 033-57340.

INVESCO VIF-TECHNOLOGY FUND
SERIES I SHARES

A mutual fund sold exclusively to insurance company separate accounts for variable annuity and variable life insurance contracts.

TABLE OF CONTENTS

Investment Goals, Strategies, And Risks................... 2
Fund Performance.......................................... 3
Fee Table and Expense Example............................. 3
Investment Risks.......................................... 4
Principal Risks Associated With The Fund.................. 4
Temporary Defensive Positions............................. 6
Fund Management........................................... 7
Portfolio Manager......................................... 7
Share Price............................................... 7
Taxes..................................................... 8
Dividends And Capital Gain Distributions.................. 8
Voting Rights............................................. 8
Share Classes............................................. 8
Financial Highlights...................................... 9

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.

The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

  AIM VARIABLE INSURANCE FUNDS

[LOGO]

Your goals. Our solutions. SM  AIM INVESTMENTS SM

PROSPECTUS | April 30, 2004

     A I M Advisors, Inc. ("AIM" or "Advisor") is the investment advisor for the Fund and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional"), is the sub-advisor for the Fund. Prior to April 30, 2004, the Fund was a series portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation (the "Company"). On April 30, 2004, the Fund became a series portfolio of AIM Variable Insurance Funds, a Delaware statutory trust. Prior to April 30, 2004, INVESCO Funds Group, Inc. ("INVESCO") served as the investment advisor for the series portfolio of the Company. INVESCO Institutional is an affiliate of INVESCO.

     The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

     Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:


     [GRAPHIC]  Investment Goals & Strategies


     [GRAPHIC]  Potential Investment Risks


     [GRAPHIC]  Past Performance

        ---------------------------------------------------------------


     [GRAPHIC]  Investment Goals, Strategies, And Risks


FOR MORE DETAILS ABOUT  The Fund seeks capital growth. It is actively
THE FUND'S CURRENT IN-  managed. The Fund invests primarily in equity
VESTMENTS AND MARKET    securities that INVESCO believes will rise in
OUTLOOK, PLEASE SEE THE price faster than other securities, as well as in
MOST RECENT ANNUAL OR   options and other invest-ments whose values are
SEMIANNUAL REPORT.      based upon the values of equity securities.

                        The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instru-ments of companies engaged in technology-related industries. These include, but are not limited to, vari-ous applied technologies, hardware, software, semiconductors, telecommunications equipment and services, and service-related companies in information technology. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. At any given time, 20% of the Fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in the technology sector, a company must meet at least one of the following tests:

    . At least 50% of its gross income or its net sales must come from activities in the technology sector;
    . At least 50% of its assets must be devoted to producing revenues from the technology sector; or
    . Based on other available information, we determine that its primary business is within the technology sector.

     The Advisor uses a research-oriented "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes companies that the Advisor believes are strongly managed and will generate above-average long-term capital appreciation.

     A core portion of the Fund's portfolio is invested in market-leading technology companies among various subsectors in the technology universe that we believe will maintain or improve their market share regardless of overall economic conditions. These companies are leaders in their fields and are believed to have a strategic advantage over many of their competitors. The remainder of the Fund's portfolio consists of faster-growing, more volatile technology companies that the Advisor believes to be emerging leaders in their fields. The market prices of these companies tend to rise and fall more rapidly than those of larger, more established companies.

     Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.

     As a sector fund, the portfolio is concentrated in a comparatively narrow segment of the economy. This means the Fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments and consequently the value of an investment in the Fund tend to go up and down more rapidly.

     The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, derivatives, options and futures, counterparty, and lack of timely information risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.


     [GRAPHIC]  Fund Performance

     The bar chart below shows the Fund's Series I shares actual yearly performance (commonly known as its "total return") for the years ended December 31 since inception. The table below shows average annual total returns for various periods ended December 31, 2003 for the Fund's Series
     I shares compared to the S&P 500 Index. The information in the chart and table illustrates the variability of the Fund's total returns and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.

     The Fund's returns are net of its expenses, but do not reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.

-----------------------------------------------------
     VIF-TECHNOLOGY FUND (SERIES I)
    ACTUAL ANNUAL TOTAL RETURN 1,2
-----------------------------------------------------
                                         [CHART]


1998        25.69%
1999       158.93%
2000       (23.42%)
2001       (45.82%)
2002       (46.84%)
2003
-----------------------------------------------------
Best Calendar Qtr.   [12/99]  [66.65%]
Worst Calendar Qtr.  [9/01]   [(42.18%)]
-----------------------------------------------------

                                               AVERAGE ANNUAL TOTAL
                                                  RETURN FOR THE
                                              PERIODS ENDED 12/31/03
                                            ----------------------
                                                             SINCE
                                            1 YEAR 5 YEARS INCEPTION
                                            ------ ------- ---------
          VIF-Technology Fund (Series I)/1/  --%     --%    --% 2
          ------------------------------------------------------------
          S&P 500 Index 3                    --%     --%    --% 2
          ------------------------------------------------------------

   1 For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO. Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.
   2 The Fund commenced investment operations on May 21, 1997. Index comparisons begin on May 31, 1997.
   3 The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. Please keep in mind that the index does not pay brokerage, management, or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.

Fee Table and Expense Example

     FEES AND EXPENSES OF THE FUND

     The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                     Series I shares
Maximum Sales Charge (Load)               None
Maximum Deferred Sales Charge (Load)      None

     ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

     VIF-Technology Fund

                 Management Fees                       [    %]
                 Distribution and Service (12b-1) Fees None
                 Other Expenses                        [    %]
                                                       -----
                 Total Annual Fund Operating Expenses  [    %]
                                                       =====

     [Footnotes to be provided by Amendment]

     EXPENSE EXAMPLE
     The Example is intended to help you compare the cost of investing in the Fund's Series I shares to the cost of investing in other mutual funds.

     The Example assumes a $10,000 allocation to the Fund's Series I shares for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. The example also does not represent the effect of any fees or other expenses of any variable annuity or variable life product. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:

                                       1 year  3 years 5 years 10 years
                                       ------- ------- ------- --------
         Series I shares
           INVESCO VIF-Technology Fund [$    ] [$    ] [$    ] [$    ]

     [GRAPHIC]  Investment Risks

BEFORE ALLOCATING CON-  You should determine the level of risk with which
TRACT VALUES TO THE     you are comfortable before you allocate contract
FUND, YOU SHOULD DE-    val-ues to the Fund. The principal risks of any
TERMINE THE LEVEL OF    mutual fund, including the Fund, are:
RISK WITH WHICH YOU ARE
COMFORTABLE. TAKE INTO  Not Insured. Mutual funds are not insured by the
ACCOUNT FACTORS LIKE    FDIC or any other government agency, unlike bank
YOUR AGE, CAREER, IN-   deposits such as CDs or savings accounts.
COME LEVEL, AND TIME
HORIZON.                No Guarantee. No mutual fund can guarantee that
                        it will meet its investment objectives.

                        Possible Loss Of Investment. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

                        Volatility. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

     [GRAPHIC]  Principal Risks Associated With The Fund

     You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

     POTENTIAL CONFLICTS
     Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. The Board will monitor events for any potential conflicts.

     MARKET RISK
     Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.

     FOREIGN SECURITIES RISKS
     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

       Currency Risk. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

       Political Risk. Political actions, events, or instability may result in unfavorable changes in the value of a security.

       Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

       Diplomatic Risk. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     LIQUIDITY RISK
     The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

     DERIVATIVES RISK
     A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset, or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.

     OPTIONS AND FUTURES RISK
     Options and futures are common types of derivatives that the Fund may occasionally use to hedge its investments. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index, or commodity at a specific price on a specific date. The use of options and futures may increase the performance of the Fund, but also may increase the market risk.

     COUNTERPARTY RISK
     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

     LACK OF TIMELY INFORMATION RISK
     Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

                 --------------------------------------------

     Although the Fund generally invests in equity securities of companies engaged in technology-related industries, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund to the following additional risks.

INVESTMENT                                                                              RISKS
---------------------------------------------------------------------------------------------------------------------------
American Depositary Receipts (ADRs)
These are securities issued by U.S. banks that represent shares of foreign corporations Market, Information, Political,
held by those banks. Although traded in U.S. securities markets and valued in U.S.      Regulatory, Diplomatic, Liquidity,
dollars, ADRs carry most of the risks of investing directly in foreign securities.      and Currency Risks
---------------------------------------------------------------------------------------------------------------------------
Futures
A futures contract is an agreement to buy or sell a specific amount of a financial      Market, Information, Counterparty,
instrument (such as an index option) at a stated price on a stated date. The Fund may   Liquidity, Derivatives, and Options
use futures contracts to provide liquidity and hedge portfolio value.                   and Futures Risks
---------------------------------------------------------------------------------------------------------------------------
Options
The obligation or right to deliver or receive a security or other instrument, index, or Market, Information, Liquidity,
commodity, or cash payment depending on the price of the underlying security or the     Derivatives, and Options and
performance of an index or other benchmark. Includes options on specific securities     Futures Risks
and stock indices, and options on stock index futures. May be used in the Fund's portfolio to provide liquidity and hedge portfolio value.
---------------------------------------------------------------------------------------------------------------------------
Other Financial Instruments
These may include forward contracts, swaps, caps, floors, and collars, among others.    Counterparty, Currency, Liquidity,
They may be used to try to manage the Fund's foreign currency exposure and other        Market, and Regulatory Risks
investment risks, which can cause its net asset value to rise or fall. The Fund may use these financial instruments, commonly known as "derivatives," to increase or decrease its exposure to changing securities prices, interest rates, currency exchange rates, or other factors.
---------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements
A contract under which the seller of a security agrees to buy it back at an agreed-upon Counterparty Risk price and time in the future.
---------------------------------------------------------------------------------------------------------------------------

     [GRAPHIC]  Temporary Defensive Positions

     When securities markets or economic conditions are unfavorable or unsettled, the Advisor might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. The Advisor has the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

     Fund Management

                        INVESTMENT ADVISOR

AIM, INVESCO INSTITUTIONAL   AIM is the investment advisor for the Fund and
AND ADI ARE SUBSIDIARIES OF  INVESCO Institutional is the sub-advisor for the
AMVESCAP PLC, AN INTERNA-    Fund. INVESCO Institutional is an affiliate of
TIONAL INVESTMENT MANAGE-    INVESCO. AIM is located at 11 Greenway Plaza,
MENT COMPANY THAT            Suite 100, Houston, Texas 77046-1173. The Fund's
MANAGES MORE THAN [$345.2]   investment advisor manages the investment
BILLION IN ASSETS WORLDWIDE. operations of the Fund and has agreed to perform
AMVESCAP IS BASED IN LON-    or arrange for the performance of the Fund's
DON, WITH MONEY MANAGERS     day-to-day manage-ment. AIM has acted as an
LOCATED IN EUROPE, NORTH     investment advisor since its organization in
AND SOUTH AMERICA, AND THE   1976. Today, AIM, together with its subsidiaries,
FAR EAST.                    advises or manages over 200 investment
                             portfolios, encompassing a broad range of investment objectives. INVESCO Institutional is located at 1355 Peachtree Street, NE, Suite 250,
                             Atlanta, Georgia. As sub-advisor, INVESCO
                             Institutional is responsible for the Fund's day-to-day management, including the Fund's investment decisions and the execution of securities transactions with respect to the Fund.

                             A I M Distributors, Inc. ("ADI") is the Fund's distributor and is responsible for the sale of the Fund's shares. AIM, INVESCO Institutional and ADI are subsidiaries of AMVESCAP PLC.

                             Prior to April 30, 2004, INVESCO served as the investment advisor for the Fund. The following table shows the fees the Fund paid to INVESCO for its advisory services in the fiscal year ended De-cember 31, 2003.

         --------------------------------------------------------------
                                  ADVISORY FEE AS A PERCENTAGE OF
         FUND                AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
         --------------------------------------------------------------
         VIF-Technology Fund                        %

     Portfolio Manager

     The following individuals are primarily responsible for the day-to-day management of the Fund's portfolio holdings:

     William R. Keithler, Director of Sector Management and a senior vice president of the Advisor and/or its affiliates, is a portfolio manager of the Fund. Before rejoining the Advisor and/or its affiliates in 1998, Bill was a portfolio manager with Berger Associates, Inc. He is a CFA charterholder. Bill holds an M.S. from the University of Wisconsin - Madison and a B.A. from Webster College, St. Louis, Missouri.

     Michelle Fenton is a portfolio manager of the Fund. She is a CFA charterholder. Michelle has more than eight years of investment industry experience. Prior to that, she was a research analyst at Smith Barney. Michelle received her bachelor's degree in finance from Montana State University.

     Share Price

     The Fund prices its shares based on its net asset value. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The Fund values all other securities and assets at their fair value. Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as to the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds. Because the Fund may invest in securities that are primarily listed on foreign exchanges, the value of the Fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The Fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.

     [GRAPHIC] Taxes


     The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

     Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

     [GRAPHIC] Dividends And Capital Gain Distributions


NET INVESTMENT INCOME    The Fund intends to distribute substantially all
AND NET REALIZED CAPITAL of its net investment income, if any, in
GAINS ARE DISTRIBUTED TO dividends to its shareholders. For dividend
SHAREHOLDERS AT LEAST    purposes, net investment income consists of all
ANNUALLY.                dividends or interest earned by the Fund's
                         investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, no less frequently than annually.
                         All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

     Voting Rights

     Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

     Share Classes

     The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan". This prospectus relates to the Series I shares.

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Fund's Series I shares for the past five years. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [Fund's auditors], independent accountants, whose report, along with the financial statements, is included in the Fund's 2003 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting ADI at the address or telephone number on the back cover of this Prospectus.

                                                                     YEAR ENDED DECEMBER 31
--------------------------------------------------------------------------------------------------------
                                                          2003      2002      2001      2000      1999

PER SHARE DATA
Net Asset Value -- Beginning of Period                              $15.37    $28.37    $37.13   $14.34
INCOME FROM INVESTMENT OPERATIONS (a)
Net Investment Loss (b)                                              (0.00)    (0.12)    (0.01)   (0.00)
Net Gains or (Losses) on Securities
 (Both Realized and Unrealized)                                      (7.20)   (12.88)    (8.68)   22.79
--------------------------------------------------------------------------------------------------------
Total from Investment Operations                                     (7.20)   (13.00)    (8.69)   22.79
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income                                  0.00      0.00      0.00     0.00
Distributions from Capital Gains                                      0.00      0.00      0.07     0.00
--------------------------------------------------------------------------------------------------------
Total Distributions                                                   0.00      0.00      0.07     0.00
--------------------------------------------------------------------------------------------------------
Net Asset Value -- End of Period                                     $8.17    $15.37    $28.37   $37.13
========================================================================================================

TOTAL RETURN (c)                                                   (46.84%)  (45.82%)  (23.42%) 158.93%

RATIOS
Net Assets -- End of Period
 ($000 Omitted)                                                   $105,508  $240,253  $443,773  $93,992
Ratio of Expenses to Average Net Assets (d)(e)                       1.11%     1.07%     1.02%    1.31%
Ratio of Net Investment Loss to Average Net Assets (e)              (0.96%)   (0.66%)   (0.34%)  (0.40%)
Portfolio Turnover Rate                                                92%       88%       82%      95%

(a)The per share information was computed based on average shares for the year ended December 31, 2001.
(b)Net Investment Loss aggregated less than $0.01 on a per share basis for the years ended December 31, 2003, 2002 and 1999.
(c)Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(d)Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e)Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended December 31, 2000 and 1999. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.02% and 1.52%, respectively, and ratio of net investment loss to average net assets would have been (0.34%) and (0.61%), respectively.

     April 30, 2004

     AIM VARIABLE INSURANCE FUNDS
     INVESCO VIF-TECHNOLOGY FUND

     You may obtain additional information about the Fund from several sources.

     Financial Reports. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as the effect of market and general economic trends and the Fund's investment strategy on the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

     Statement of Additional Information. The SAI dated April 30, 2004 is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

     Internet. The Prospectus, annual report, semiannual report, and SAI of the Fund are available on the SEC website at www.sec.gov.

     To obtain a free copy of the current Prospectus, SAI, or semiannual report, write to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173; or call 1-800-410-4246. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. Information on the operation of the Public Reference Room, including information about duplicating fee charges, can be obtained by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-7452 and 033-57340.

INVESCO VIF-TECHNOLOGY FUND


SERIES II SHARES


A mutual fund sold exclusively to insurance company separate accounts for variable annuity and variable life insurance contracts.

TABLE OF CONTENTS

Investment Goals, Strategies, And Risks..................... 2
Fund Performance............................................ 3
Fee Table and Expense Example............................... 3
Investment Risks............................................ 4
Principal Risks Associated With The Fund.................... 4
Temporary Defensive Positions............................... 6
Fund Management............................................. 7
Portfolio Manager........................................... 7
Share Price................................................. 7
Taxes....................................................... 8
Dividends And Capital Gain Distributions.................... 8
Voting Rights............................................... 8
Share Classes............................................... 8
Distribution Plan........................................... 8
Financial Highlights........................................ 9




No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.


The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.


  AIM VARIABLE INSURANCE FUNDS

[LOGO] Your goals. Our solutions. SM  AIM Investments SM


PROSPECTUS | April 30, 2004

     A I M Advisors, Inc. ("AIM" or "Advisor") is the investment advisor for the Fund and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional"), is the sub-advisor for the Fund. Prior to April 30, 2004, the Fund was a series portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation (the "Company"). On April 30, 2004, the Fund became a series portfolio of AIM Variable Insurance Funds, a Delaware statutory trust. Prior to April 30, 2004, INVESCO Funds Group, Inc. ("INVESCO") served as the investment advisor for the series portfolio of the Company. INVESCO Institutional is an affiliate of INVESCO.


     The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

     Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.


THIS PROSPECTUS WILL TELL YOU MORE ABOUT:


[GRAPHIC]  Investment Goals & Strategies


[GRAPHIC]  Potential Investment Risks

[GRAPHIC]  Past Performance

        ---------------------------------------------------------------



[GRAPHIC] Investment Goals, Strategies, And Risks

FOR MORE DETAILS ABOUT  The Fund seeks capital growth. It is actively
THE FUND'S CURRENT IN-  managed. The Fund invests primarily in equity
VESTMENTS AND MARKET    securities that INVESCO believes will rise in
OUTLOOK, PLEASE SEE THE price faster than other securities, as well as in
MOST RECENT ANNUAL OR   options and other invest-ments whose values are
SEMIANNUAL REPORT.      based upon the values of equity securities.

     The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instru-ments of companies engaged in technology-related industries. These include, but are not limited to, vari-ous applied technologies, hardware, software, semiconductors, telecommunications equipment and services, and service-related companies in information technology. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. At any given time, 20% of the Fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in the technology sector, a company must meet at least one of the following tests:

     . At least 50% of its gross income or its net sales must come from activities in the technology sector;
     . At least 50% of its assets must be devoted to producing revenues from the technology sector; or
     . Based on other available information, we determine that its primary business is within the technology sector.


     The Advisor uses a research-oriented "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes companies that the Advisor believes are strongly managed and will generate above-average long-term capital appreciation.



     A core portion of the Fund's portfolio is invested in market-leading technology companies among various subsectors in the technology universe that we believe will maintain or improve their market share regardless of overall economic conditions. These companies are leaders in their fields and are believed to have a strategic advantage over many of their competitors. The remainder of the Fund's portfolio consists of faster-growing, more volatile technology companies that the Advisor believes to be emerging leaders in their fields. The market prices of these companies tend to rise and fall more rapidly than those of larger, more established companies.


     Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.

     As a sector fund, the portfolio is concentrated in a comparatively narrow segment of the economy. This means the Fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments and consequently the value of an investment in the Fund tend to go up and down more rapidly.

     The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, derivatives, options and futures, counterparty, and lack of timely information risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.

[GRAPHIC] Fund Performance


     The bar chart below shows the Fund's actual yearly performance (commonly known as its "total return") for the years ended December 31 since inception. The table below shows average annual total returns for various periods ended December 31, 2003 for the Fund compared to the S&P 500 Index. The information in the chart and table illustrates the variability of the Fund's total returns and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.


     The Fund's returns are net of its expenses, but do not reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.


     Series II shares were first offered April 30, 2004. The performance shown for periods prior to that date reflects the historical results of the Series I class of shares ("Series I shares"), which are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). All performance shown assumes the reinvestment of dividends and capital gains.





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          VIF-TECHNOLOGY FUND
    ACTUAL ANNUAL TOTAL RETURN 1,2
-----------------------------------------------------
                                         [CHART]


1998        25.69%
1999       158.93%
2000       (23.42%)
2001       (45.82%)
2002       (46.84%)
2003
-----------------------------------------------------
Best Calendar Qtr.   [12/99]  [66.65%]
Worst Calendar Qtr.  [9/01]   [(42.18%)]
-----------------------------------------------------



     The performance table reflects the historical results of the Series I shares, and not the Series II shares, which were first offered on April 30, 2004. The Series II shares have higher expenses resulting from its Rule 12b-1 plan, which would lower the performance shown.

     ---------------------------------------------------------------------------



                                      AVERAGE ANNUAL TOTAL RETURN
                                      FOR THE PERIODS ENDED 12/31/03
                                      -------------------------
                                                          SINCE
                                      1 YEAR   5 YEARS  INCEPTION
                                      ------   -------  ---------
               VIF-Technology Fund 1   --%       --%     --% 2
               -----------------------------------------------------
               S&P 500 Index 3         --%       --%     --% 2
               -----------------------------------------------------



   1 For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO. Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.

   2 The Fund commenced investment operations on May 21, 1997. Index comparisons begin on May 31, 1997.
   3 The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. Please keep in mind that the index does not pay brokerage, management, or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.


Fee Table and Expense Example



     FEES AND EXPENSES OF THE FUND



     The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.



     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)



                                     Series II shares
Maximum Sales Charge (Load)                None
Maximum Deferred Sales Charge (Load)       None

     ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


     VIF-Technology Fund

Management Fees                       [  %]
Distribution and Service (12b-1) Fees  0.25%
Other Expenses                        [  %]
                                      ----
Total Annual Fund Operating Expenses  [  %]
                                      ====



     [Footnotes to be provided by Amendment]





     EXPENSE EXAMPLE


     The Example is intended to help you compare the cost of investing in the Fund's Series II shares to the cost of investing in other mutual funds.



     The Example assumes a $10,000 allocation to the Fund's Series II shares for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. The example also does not represent the effect of any fees or other expenses of any variable annuity or variable life product. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:



                                       1 year 3 years 5 years 10 years
                                       ------ ------- ------- --------
         Series II shares
           INVESCO VIF-Technology Fund [$  ]   [$  ]   [$  ]   [$  ]


[GRAPHIC]  Investment Risks



BEFORE ALLOCATING CON-  You should determine the level of risk with which
TRACT VALUES TO THE     you are comfortable before you allocate contract
FUND, YOU SHOULD DE-    val-ues to the Fund. The principal risks of any
TERMINE THE LEVEL OF    mutual fund, including the Fund, are:
RISK WITH WHICH YOU ARE
COMFORTABLE. TAKE INTO  Not Insured. Mutual funds are not insured by the
ACCOUNT FACTORS LIKE    FDIC or any other government agency, unlike bank
YOUR AGE, CAREER, IN-   deposits such as CDs or savings accounts.
COME LEVEL, AND TIME
HORIZON.                No Guarantee. No mutual fund can guarantee that
                        it will meet its investment objectives.

                        Possible Loss Of Investment. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

                        Volatility. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

[GRAPHIC]  Principal Risks Associated With The Fund

     You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

     POTENTIAL CONFLICTS

     Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. The Board will monitor events for any potential conflicts.


     MARKET RISK
     Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.

     FOREIGN SECURITIES RISKS
     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

       Currency Risk. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

       Political Risk. Political actions, events, or instability may result in unfavorable changes in the value of a security.

       Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

       Diplomatic Risk. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     LIQUIDITY RISK
     The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

     DERIVATIVES RISK
     A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset, or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.

     OPTIONS AND FUTURES RISK
     Options and futures are common types of derivatives that the Fund may occasionally use to hedge its investments. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index, or commodity at a specific price on a specific date. The use of options and futures may increase the performance of the Fund, but also may increase the market risk.

     COUNTERPARTY RISK
     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

     LACK OF TIMELY INFORMATION RISK
     Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

                 --------------------------------------------

     Although the Fund generally invests in equity securities of companies engaged in technology-related industries, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund to the following additional risks.

INVESTMENT                                                                              RISKS
---------------------------------------------------------------------------------------------------------------------------
American Depositary Receipts (ADRs)
These are securities issued by U.S. banks that represent shares of foreign corporations Market, Information, Political,
held by those banks. Although traded in U.S. securities markets and valued in U.S.      Regulatory, Diplomatic, Liquidity,
dollars, ADRs carry most of the risks of investing directly in foreign securities.      and Currency Risks
---------------------------------------------------------------------------------------------------------------------------
Futures
A futures contract is an agreement to buy or sell a specific amount of a financial      Market, Information, Counterparty,
instrument (such as an index option) at a stated price on a stated date. The Fund may   Liquidity, Derivatives, and Options
use futures contracts to provide liquidity and hedge portfolio value.                   and Futures Risks
---------------------------------------------------------------------------------------------------------------------------
Options
The obligation or right to deliver or receive a security or other instrument, index, or Market, Information, Liquidity,
commodity, or cash payment depending on the price of the underlying security or the     Derivatives, and Options and
performance of an index or other benchmark. Includes options on specific securities     Futures Risks
and stock indices, and options on stock index futures. May be used in the Fund's portfolio to provide liquidity and hedge portfolio value.
---------------------------------------------------------------------------------------------------------------------------
Other Financial Instruments
These may include forward contracts, swaps, caps, floors, and collars, among others.    Counterparty, Currency, Liquidity,
They may be used to try to manage the Fund's foreign currency exposure and other        Market, and Regulatory Risks
investment risks, which can cause its net asset value to rise or fall. The Fund may use these financial instruments, commonly known as "derivatives," to increase or decrease its exposure to changing securities prices, interest rates, currency exchange rates, or other factors.
---------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements
A contract under which the seller of a security agrees to buy it back at an agreed-upon Counterparty Risk price and time in the future.
---------------------------------------------------------------------------------------------------------------------------


[GRAPHIC] Temporary Defensive Positions

     When securities markets or economic conditions are unfavorable or unsettled, the Advisor might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. The Advisor has the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

     Fund Management

                             INVESTMENT ADVISOR


AIM, INVESCO INSTITUTIONAL   AIM is the investment advisor for the Fund and
AND ADI ARE SUBSIDIARIES OF  INVESCO Institutional is the sub-advisor for the
AMVESCAP PLC, AN INTERNA-    Fund. INVESCO Institutional is an affiliate of
TIONAL INVESTMENT MANAGE-    INVESCO. AIM is located at 11 Greenway Plaza,
MENT COMPANY THAT            Suite 100, Houston, Texas 77046-1173. The Fund's
MANAGES MORE THAN [$345.2]   investment advisor manages the investment
BILLION IN ASSETS WORLDWIDE. operations of the Fund and has agreed to perform
AMVESCAP IS BASED IN LON-    or arrange for the performance of the Fund's
DON, WITH MONEY MANAGERS     day-to-day manage-ment. AIM has acted as an
LOCATED IN EUROPE, NORTH     investment advisor since its organization in
AND SOUTH AMERICA, AND THE   1976. Today, AIM, together with its subsidiaries,
FAR EAST.                    advises or manages over 200 investment
                             portfolios, encompassing a broad range of investment objectives. INVESCO Institutional is located at 1355 Peachtree Street, NE, Suite 250,
                             Atlanta, Georgia. As sub-advisor, INVESCO
                             Institutional is responsible for the Fund's day-to-day management, including the Fund's investment decisions and the execution of securities transactions with respect to the Fund.

                             A I M Distributors, Inc. ("ADI") is the Fund's distributor and is responsible for the sale of the Fund's shares. AIM, INVESCO Institutional and ADI are subsidiaries of AMVESCAP PLC.

                             Prior to April 30, 2004, INVESCO served as the investment advisor for the Fund. The following table shows the fees the Fund paid to INVESCO for its advisory services in the fiscal year ended December 31, 2003.





--------------------------------------------------------------
                         ADVISORY FEE AS A PERCENTAGE OF
FUND                AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
--------------------------------------------------------------
VIF-Technology Fund                        %




     Portfolio Manager


     The following individuals are primarily responsible for the day-to-day management of the Fund's portfolio holdings:



     William R. Keithler, Director of Sector Management and a senior vice president of the Advisor and/or its affiliates, is a portfolio manager of the Fund. Before rejoining the Advisor and/or its affiliates in 1998, Bill was a portfolio manager with Berger Associates, Inc. He is a CFA charterholder. Bill holds an M.S. from the University of Wisconsin - Madison and a B.A. from Webster College, St. Louis, Missouri.





     Michelle Fenton is a portfolio manager of the Fund. She is a CFA charterholder. Michelle has more than eight years of investment industry experience. Prior to that, she was a research analyst at Smith Barney. Michelle received her bachelor's degree in finance from Montana State University.




     Share Price


     The Fund prices its shares based on its net asset value. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The Fund values all other securities and assets at their fair value. Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as to the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds. Because the Fund may invest in securities that are primarily listed on foreign exchanges, the value of the Fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The Fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.

[GRAPHIC]  Taxes

     The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

     Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPHIC]  Dividends And Capital Gain Dist[rGiRbAuPtHiIoCn]s

NET INVESTMENT INCOME    The Fund intends to distribute substantially all
AND NET REALIZED CAPITAL of its net investment income, if any, in
GAINS ARE DISTRIBUTED TO dividends to its shareholders. For dividend
SHAREHOLDERS AT LEAST    purposes, net investment income consists of all
ANNUALLY.                dividends or interest earned by the Fund's
                         investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, no less frequently than annually.
                         All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.



     Voting Rights

     Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.


     Share Classes


     The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan", which is described in this prospectus.



     Distribution Plan



     The Fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment.

Financial Highlights


The financial highlights table is intended to help you understand the financial performance of the Fund for the past five years. Certain information reflects the financial results for a single Series I Fund share. As of the date of this prospectus, the Series II shares had not yet commenced operations and, therefore, financial information for such shares is not available. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [Fund's auditor], independent accountants, whose report, along with the financial statements, is included in the Fund's 2003 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting ADI at the address or telephone number on the back cover of this Prospectus.



                                                                     YEAR ENDED DECEMBER 31
--------------------------------------------------------------------------------------------------------
                                                          2003      2002      2001      2000      1999

PER SHARE DATA
Net Asset Value -- Beginning of Period                              $15.37    $28.37    $37.13   $14.34
INCOME FROM INVESTMENT OPERATIONS (a)
Net Investment Loss (b)                                              (0.00)    (0.12)    (0.01)   (0.00)
Net Gains or (Losses) on Securities
 (Both Realized and Unrealized)                                      (7.20)   (12.88)    (8.68)   22.79
--------------------------------------------------------------------------------------------------------
Total from Investment Operations                                     (7.20)   (13.00)    (8.69)   22.79
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income                                  0.00      0.00      0.00     0.00
Distributions from Capital Gains                                      0.00      0.00      0.07     0.00
--------------------------------------------------------------------------------------------------------
Total Distributions                                                   0.00      0.00      0.07     0.00
--------------------------------------------------------------------------------------------------------
Net Asset Value -- End of Period                                     $8.17    $15.37    $28.37   $37.13
========================================================================================================

TOTAL RETURN (c)                                                   (46.84%)  (45.82%)  (23.42%) 158.93%

RATIOS
Net Assets -- End of Period
 ($000 Omitted)                                                   $105,508  $240,253  $443,773  $93,992
Ratio of Expenses to Average Net Assets (d)(e)                       1.11%     1.07%     1.02%    1.31%
Ratio of Net Investment Loss to Average Net Assets (e)              (0.96%)   (0.66%)   (0.34%)  (0.40%)
Portfolio Turnover Rate                                                92%       88%       82%      95%


(a) The per share information was computed based on average shares for the year ended December 31, 2001.

(b) Net Investment Loss aggregated less than $0.01 on a per share basis for the years ended December 31, 2003, 2002 and 1999.

(c) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(d) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(e) Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended December 31, 2000 and 1999. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.02% and 1.52%, respectively, and ratio of net investment loss to average net assets would have been (0.34%) and (0.61%), respectively.

     April 30, 2004



     AIM VARIABLE INSURANCE FUNDS

     INVESCO VIF-TECHNOLOGY FUND

     You may obtain additional information about the Fund from several sources.

     Financial Reports. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as the effect of market and general economic trends and the Fund's investment strategy on the Fund's performance. The annual report also includes the report of the Fund's independent accountants.


     Statement of Additional Information. The SAI dated April 30, 2004 is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.



     Internet. The Prospectus, annual report, semiannual report, and SAI of the Fund are available on the SEC website at www.sec.gov.



     To obtain a free copy of the current Prospectus, SAI, or semiannual report, write to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173; or call 1-800-410-4246. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. Information on the operation of the Public Reference Room, including information about duplicating fee charges, can be obtained by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-7452 and 033-57340.

PROSPECTUS | April 30, 2004

INVESCO VIF -- TELECOMMUNICATIONS FUND

SERIES I SHARES

A mutual fund sold exclusively to insurance company separate accounts for variable annuity and variable life insurance contracts.

TABLE OF CONTENTS
Investment Goals, Strategies, And Risks.........................  2
Fund Performance................................................  3
Fee Table and Expense Example...................................  4
Investment Risks................................................  4
Principal Risks Associated With The Fund                          5
Temporary Defensive Positions...................................  6
Portfolio Turnover..............................................  6
Fund Management.................................................  7
Portfolio Manager...............................................  7
Share Price.....................................................  7
Taxes...........................................................  8
Dividends And Capital Gain Distributions                          8
Voting Rights...................................................  8
Share Classes...................................................  8
Financial Highlights............................................  9


No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.

The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

  AIM VARIABLE INSURANCE FUNDS
[LOGO]

Your goals. Our solutions./SM/ AIM INVESTMENTS/SM/

     A I M Advisors, Inc. ("AIM" or "Advisor") is the investment advisor for the Fund and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional"), is the sub-advisor for the Fund. Prior to April 30, 2004, the Fund was a series portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation (the "Company"). On April 30, 2004, the Fund became a series portfolio of AIM Variable Insurance Funds, a Delaware statutory trust. Prior to April 30, 2004, INVESCO Funds Group, Inc. ("INVESCO") served as the investment advisor for the series portfolio of the Company. INVESCO Institutional is an affiliate of INVESCO.

     The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

     Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[GRAPHIC] Investment Goals & Strategies

[GRAPHIC] Potential Investment Risks

[GRAPHIC] Past Performance

        ---------------------------------------------------------------

[GRAPHIC] Investment Goals, Strategies, And Risks

FOR MORE DETAILS ABOUT  The Fund seeks capital growth. It also seeks
EACH FUND'S CURRENT     current income. The Fund is actively managed. It
INVESTMENTS AND MARKET invests primarily in equity securities that the OUTLOOK, PLEASE SEE THE Advisor believes will rise in price faster than
MOST RECENT ANNUAL OR   other securities, as well as in options and other
SEMIANNUAL REPORT.      investments whose values are based upon the
                        values of equity securities.

                        The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instru-ments of companies engaged in the design, development, manufacture, distribution, or sale of communi-cations services and equipment, and companies that are involved in supplying equipment or services to such companies. The telecommunications sector includes, but is not limited to, companies that offer telephone services, wireless communications, satellite communications, television and movie programming, broadcasting, and Internet access. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. At any given time, 20% of the Fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in the telecommunications sector, a company must meet at least one of the following tests:

    . At least 50% of its gross income or its net sales must come from activities in the telecommunications sector;
    . At least 50% of its assets must be devoted to producing revenues from the telecommunications sector; or
    . Based on other available information, we determine that its primary business is within the telecommunications sector.

     The Advisor uses a research-oriented "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes companies that the Advisor believes are strongly managed and will generate above-average long-term capital appreciation.

     We select stocks based on projected total return for individual companies, while also analyzing country-specific factors that might affect stock performance or influence company valuation. Normally, the Fund will invest primarily in companies located in at least three different countries, although U.S. issuers will often dominate the portfolio. The Fund's portfolio emphasizes strongly managed market leaders, with a lesser weighting on small, faster-growing companies that offer new products or services and/or are increasing their market share.

     Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.

     As a sector fund, the portfolio is concentrated in a comparatively narrow segment of the economy. This means the Fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments and consequently an investment in the Fund tend to go up and down more rapidly.

     The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, derivatives, options and futures, counterparty, lack of timely information, and portfolio turnover risks. These risks are described and discussed later in this Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any other mutual fund, there is always a risk that an investment in the Fund may lose money.

     Fund Performance               [GRAPHIC]


     The bar chart below shows the Fund's Series I shares actual yearly performance (commonly known as its "total return") for the years ended December 31 since inception. The table below shows average annual total returns for various periods ended December 31, 2003 for the Fund's Series
     I shares compared to the S&P 500 Index. The information in the chart and table illustrates the variability of the Fund's total returns and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.

     The Fund's returns are net of its expenses, but do not reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.

 VIF -- TELECOMMUNICATIONS FUND (SERIES I)
      ACTUAL ANNUAL TOTAL RETURN/1,2/
-------------------------------------------

                                    [CHART]

  '00       '01       '02      '03
--------  --------  --------  ------
(26.17%)  (54.00%)  (50.81%)
-------------------------------------------
Best Calendar Qtr.  [3/00] [25.71%]
Worst Calendar Qtr. [9/01] [(42.32%)]

----------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURN
                                              FOR THE PERIODS ENDED 12/31/03
----------------------------------------------------------------------------
                                              1 YEAR     SINCE INCEPTION
 VIF -- Telecommunications Fund (Series I)/1/  (--%)          (--%)/2/
 S&P 500 Index/3/                              (--%)          (--%)/2/

/1 /For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO. Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.
/2 /The Fund commenced investment operations on September 21, 1999. Index comparisons begin on September 30, 1999.
/3 /The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. Please keep in mind that the index does not pay brokerage, management, or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.

Fee Table and Expense Example

     FEES AND EXPENSES OF THE FUND

     The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                     Series I shares
Maximum Sales Charge (Load)               None
Maximum Deferred Sales Charge (Load)      None

     ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


VIF -- TELECOMMUNICATIONS FUND
Management Fees                       [    %]
Distribution and Service (12b-1) Fees    None
Other Expenses                        [    %]
                                      -------
Total Annual Fund Operating Expenses  [    %]
                                      =======

     [Footnotes to be provided by Amendment]

EXPENSE EXAMPLE
     The Example is intended to help you compare the cost of investing in the Fund's Series I shares to the cost of investing in other mutual funds.

     The Example assumes a $10,000 allocation to the Fund's Series I shares for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. The example also does not represent the effect of any fees or other expenses of any variable annuity or variable life product. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:

                                      1 year 3 years 5 years 10 years
Series I shares
 INVESCO VIF-Telecommunications Fund [$    ] [$    ] [$    ]  [$    ]

[GRAPHIC] Investment Risks

BEFORE ALLOCATING CON-  You should determine the level of risk with which
TRACT VALUES TO THE     you are comfortable before you allocate contract
FUND, YOU SHOULD DE-    val-ues to the Fund. The principal risks of any
TERMINE THE LEVEL OF    mutual fund, including the Fund, are:
RISK WITH WHICH YOU ARE
COMFORTABLE. TAKE INTO  Not Insured. Mutual funds are not insured by the
ACCOUNT FACTORS LIKE    FDIC or any other government agency, unlike bank
YOUR AGE, CAREER, IN-   deposits such as CDs or savings accounts.
COME LEVEL, AND TIME
HORIZON.                No Guarantee. No mutual fund can guarantee that
                        it will meet its investment objectives.

                        Possible Loss Of Investment. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

                        Volatility. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

[LOGO]Principal Risks Associated With The Fund

     You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

     POTENTIAL CONFLICTS
     Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. The Board will monitor events for any potential conflicts.

     MARKET RISK
     Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.

     FOREIGN SECURITIES RISKS
     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks. The Fund may invest in securities of non-U.S. issuers without limit.

       Currency Risk. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

       Political Risk. Political actions, events, or instability may result in unfavorable changes in the value of a security.

       Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

       Diplomatic Risk. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     LIQUIDITY RISK
     The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

     DERIVATIVES RISK
     A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset, or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.

     OPTIONS AND FUTURES RISK
     Options and futures are common types of derivatives that the Fund may occasionally use to hedge its investments. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index, or commodity at a specific price on a specific date. The use of options and futures may increase the performance of the Fund, but may also increase the market risk.

     COUNTERPARTY RISK
     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

     LACK OF TIMELY INFORMATION RISK
     Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

     PORTFOLIO TURNOVER RISK
     The Fund's investments may be bought and sold relatively frequently. A high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.

                 --------------------------------------------

     Although the Fund generally invests in equity securities of companies that are related to telecommunications, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

INVESTMENT                                                                              RISKS
---------------------------------------------------------------------------------------------------------------------------
American Depositary Receipts (ADRs)
These are securities issued by U.S. banks that represent shares of foreign corporations Market, Information, Political,
held by those banks. Although traded in U.S. securities markets and valued in U.S.      Regulatory, Diplomatic, Liquidity,
dollars, ADRs carry most of the risks of investing directly in foreign securities.      and Currency Risks
---------------------------------------------------------------------------------------------------------------------------
Futures
A futures contract is an agreement to buy or sell a specific amount of a financial      Market, Information, Counterparty,
instrument (such as an index option) at a stated price on a stated date. The Fund may   Liquidity, Derivatives, and Options
use futures contracts to provide liquidity and hedge portfolio value.                   and Futures Risks
---------------------------------------------------------------------------------------------------------------------------
Options
The obligation or right to deliver or receive a security or other instrument, index, or Market, Information, Liquidity,
commodity, or cash payment depending on the price of the underlying security or the     Derivatives, and Options and
performance of an index or other benchmark. Includes options on specific securities     Futures Risks
and stock indices, and options on stock index futures. May be used in the Fund's portfolio to provide liquidity and hedge portfolio value.
---------------------------------------------------------------------------------------------------------------------------
Other Financial Instruments
These may include forward contracts, swaps, caps, floors, and collars, among others.    Counterparty, Currency, Liquidity,
They may be used to try to manage the Fund's foreign currency exposure and other        Market, and Regulatory Risks
investment risks, which can cause its net asset value to rise or fall. The Fund may use these financial instruments, commonly known as "derivatives," to increase or decrease its exposure to changing securities prices, interest rates, currency exchange rates, or other factors.
---------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements
A contract under which the seller of a security agrees to buy it back at an agreed-upon Counterparty Risk price and time in the future.
---------------------------------------------------------------------------------------------------------------------------

[GRAPHIC] Temporary Defensive Positions

     When securities markets or economic conditions are unfavorable or unsettled, the Advisor might try to protect the assets of each Fund by investing in securities that are highly liquid such as high-quality money market instruments, like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of any Fund. The Advisor has the right to invest up to 100% of each Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, a Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[GRAPHIC] Portfolio Turnover

     [We actively manage and trade the Fund's portfolio. Therefore, the Fund may have a higher portfolio turnover rate than many other mutual funds.
     The Fund's portfolio turnover rate was     % for the fiscal year ended
     December 31, 2003. The increase in the Fund's portfolio turnover rate was primarily due to heavier than expected shareholder activity and market volatility. We expect that this trend may continue in the future.]

     [A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.]

     Fund Management

                              INVESTMENT ADVISOR

AIM, INVESCO INSTITUTIONAL    AIM is the investment advisor for the Fund and
AND ADI ARE SUBSIDIARIES OF   INVESCO Institutional is the sub advisor for the
AMVESCAP PLC, AN INTERNA-     Fund, INVESCO Institutional is an affiliate of
TIONAL INVESTMENT MANAGE-     INVESCO. AIM is located at 11 Greenway Plaza,
MENT COMPANY THAT MANAGES     Suite 100, Houston, Texas 77046-1173. The Fund's
MORE THAN [$345.2] BILLION IN investment advisor manages the investment
ASSETS WORLD-WIDE, AMVESCAP   operations of the Fund and has agreed to perform
IS BASED IN LONDON, WITH      or arrange for the performance of the Fund's
MONEY MANAGERS LOCATED IN     day-to-day management. AIM has acted as an
EUROPE, NORTH AND SOUTH       investment advisor since its organization in
AMERICA, AND THE FAR EAST.    1976. Today, AIM, together with its subsidiaries,
                              advises or manages over 200 investment
                              portfolios, encompassing a broad range of
                              investment objectives. INVESCO Institutional is
                              located at 1355 Peachtree Street, NE, Suite 250,
                              Atlanta, Georgia. As sub advisor, INVESCO
                              Institutional is responsible for the Fund's
                              day-to-day management, including the Fund's
                              investment decisions and the execution of
                              securities transactions with respect to the Fund.

                              A I M Distributors, Inc. ("ADI") is the Fund's distributor and is responsible for the sale of the Fund's shares. AIM, INVESCO Institutional and
                              ADI are subsidiaries of AMVESCAP PLC.

                              Prior to April 30, 2004, INVESCO served as the investment advisor for the Fund. The following table shows the fees the Fund paid to INVESCO for its advisory services in the fiscal year ended
                              December 31, 2003.



     ----------------------------------------------------------------------
                                      ADVISORY FEE AS A PERCENTAGE OF
     FUND                        AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
     ----------------------------------------------------------------------
     VIF-Telecommunications Fund                        %

     Portfolio Manager

     The following individual is primarily responsible for the day-to-day management of the Fund's portfolio holdings:

     William R. Keithler, Director of Sector Management and a senior vice president of the Advisor and/or its affiliates is the portfolio manager of the Fund. Before rejoining the Advisor and/or its affiliates in 1998, Bill was a portfolio manager with Berger Associates, Inc. He is a CFA charterholder. Bill holds an M.S. from the University of Wisconsin - Madison and a B.A. from Webster College, St. Louis, Missouri.

     Share Price

     The Fund prices its shares based on its net asset value. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The Fund values all other securities and assets at their fair value. Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as to the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds. Because the Fund may invest in securities that are primarily listed on foreign exchanges, the value of the Fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The Fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.

[GRAPHIC] Taxes


     The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

     Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPHIC] Dividends And Capital Gain Distributions


NET INVESTMENT INCOME AND NET REAL- The Fund intends to distribute substantially all
IZED CAPITAL GAINS ARE DISTRIBUTED  of its net investment income, if any, in
TO SHAREHOLDERS AT LEAST ANNUALLY.  divi-dends to its shareholders. For dividend purposes, net investment income consists of all
                                    dividends or interest earned by the Fund's
                                    investments, minus the Fund's expenses (including
                                    the advisory fee). All of the Fund's net realized
                                    capital gains, if any, are dis-tributed
                                    periodically, at least once a year. All dividends
                                    and distributions of the Fund are reinvested in
                                    additional shares of the Fund at net asset value.

     Voting Rights

     Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

     Share Classes

     The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan". This prospectus relates to the Series I shares.

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Fund's Series I shares for the period since inception. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [Fund's auditor], independent accountants, whose report, along with the financial statements, is included in the Fund's 2003 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting ADI at the address or telephone number on the back cover of this Prospectus.

                                                                                                       PERIOD
                                                                                                        ENDED
                                                                       YEAR ENDED DECEMBER 31        DECEMBER 31
-----------------------------------------------------------------------------------------------------------------
                                                                  2003     2002     2001     2000     1999/(a)/
PER SHARE DATA
Net Asset Value -- Beginning of Period                                     $5.57   $12.11    $16.45      $10.00
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)/(b)/                                          (0.00)   (0.00)    (0.00)       0.00
Net Gains or (Losses) on Securities
 (Both Realized and Unrealized)                                            (2.83)   (6.54)    (4.30)       6.45
-----------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                           (2.83)   (6.54)    (4.30)       6.45
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income/(c)/                                   0.00     0.00      0.00        0.00
Distributions from Capital Gains                                            0.00     0.00      0.04        0.00
-----------------------------------------------------------------------------------------------------------------
Total Distributions                                                         0.00     0.00      0.04        0.00
-----------------------------------------------------------------------------------------------------------------
Net Asset Value -- End of Period                                           $2.74    $5.57    $12.11      $16.45
=================================================================================================================

TOTAL RETURN/(d)/                                                        (50.81%) (54.00%)  (26.17%)  64.50%/(e)/

RATIOS
Net Assets -- End of Period ($000 Omitted)                               $27,263  $73,767  $207,644     $67,650
Ratio of Expenses to Average Net Assets/(f)(g)/                            1.22%    1.09%     1.06%    1.27%/(h)/
Ratio of Net Investment Income (Loss) to Average Net Assets/(g)/          (0.08%)  (0.14%)   (0.16%)   0.11%/(h)/
Portfolio Turnover Rate                                                     149%      77%       51%      15%/(e)/

(a)From September 21, 1999, commencement of investment operations, to December 31, 1999.
(b)Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the years ended December 31, 2003, 2002, 2001 and 2000 and the period ended December 31, 1999.
(c)Dividends from Net Investment Income aggregated less than $0.01 on a per share basis for the year ended December 31, 2000.
(d)Total Return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(e)Based on operations for the period shown and, accordingly, is not representative of a full year.
(f)Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(g)Various expenses of the Fund were voluntarily absorbed by INVESCO for the year ended December 31, 2000 and the period ended December 31, 1999. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.06% and 1.28% (annualized) respectively, and ratio of net investment income (loss) to average net assets would have been (0.16%) and 0.10% (annualized), respectively.
(h)Annualized

     April 30, 2004

     AIM VARIABLE INSURANCE FUNDS
     INVESCO VIF -- TELECOMMUNICATIONS FUND

     You may obtain additional information about the Fund from several sources.

     Financial Reports. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as the effect of market and general economic trends and the Fund's investment strategy on the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

     Statement of Additional Information. The SAI dated April 30, 2004 is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

     Internet. The Prospectus, annual report, semiannual report, and SAI of the Fund are available on the SEC website at www.sec.gov.

     To obtain a free copy of the current Prospectus, SAI, or semiannual report, write to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173; or call 1-800-410-4246. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. Information on the operation of the Public Reference Room, including information about duplicating fee charges, can be obtained by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-7452 and 033-57340.

PROSPECTUS | April 30, 2004

INVESCO VIF -- TELECOMMUNICATIONS FUND

SERIES II SHARES

A mutual fund sold exclusively to insurance company separate accounts for variable annuity and variable life insurance contracts.

TABLE OF CONTENTS
Investment Goals, Strategies, And Risks. 2
Fund Performance........................ 3
Fee Table and Expense Example........... 4
Investment Risks........................ 4
Principal Risks Associated With The Fund 5
Temporary Defensive Positions........... 6
Portfolio Turnover...................... 6
Fund Management......................... 7
Portfolio Manager....................... 7
Share Price............................. 7
Taxes................................... 8
Dividends And Capital Gain Distributions 8
Voting Rights........................... 8
Share Classes........................... 8
Distribution Plan....................... 8
Financial Highlights.................... 9


No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.

The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

  AIM VARIABLE INSURANCE FUNDS

[LOGO]

Your goals.  Our solutions./SM/  AIM INVESTMENTS/SM/

     A I M Advisors, Inc. ("AIM" or "Advisor") is the investment advisor for the Fund and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional"), is the sub-advisor for the Fund. Prior to April 30, 2004, the Fund was a series portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation (the "Company"). On April 30, 2004, the Fund became a series portfolio of AIM Variable Insurance Funds, a Delaware statutory trust. Prior to April 30, 2004, INVESCO Funds Group, Inc. ("INVESCO") served as the investment advisor for the series portfolio of the Company. INVESCO Institutional is an affiliate of INVESCO.

     The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

     Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[GRAPHIC]  Investment Goals & Strategies

[GRAPHIC]  Potential Investment Risks

[GRAPHIC]  Past Performance


        ---------------------------------------------------------------

[GRAPHIC]  Investment Goals, Strategies, And Risks

FOR MORE DETAILS ABOUT  The Fund seeks capital growth. It also seeks
EACH FUND'S CURRENT     current income. The Fund is actively managed. It
INVESTMENTS AND MARKET invests primarily in equity securities that the OUTLOOK, PLEASE SEE THE Advisor believes will rise in price faster than
MOST RECENT ANNUAL OR   other securities, as well as in options and other
SEMIANNUAL REPORT.      investments whose values are based upon the
                        values of equity securities.

                        The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instru-ments of companies engaged in the design, development, manufacture, distribution, or sale of communi-cations services and equipment, and companies that are involved in supplying equipment or services to such companies. The telecommunications sector includes, but is not limited to, companies that offer tele-
     phone services, wireless communications, satellite communications, television and movie programming, broadcasting, and Internet access. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. At any given time, 20% of the Fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in the telecommunications sector, a company must meet at least one of the following tests:

    . At least 50% of its gross income or its net sales must come from activities in the telecommunications sector;
    . At least 50% of its assets must be devoted to producing revenues from the telecommunications sector; or
    . Based on other available information, we determine that its primary business is within the telecommunications sector.

     The Advisor uses a research-oriented "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes companies that the Advisor believes are strongly managed and will generate above-average long-term capital appreciation.

     We select stocks based on projected total return for individual companies, while also analyzing country-specific factors that might affect stock performance or influence company valuation. Normally, the Fund will invest primarily in companies located in at least three different countries, although U.S. issuers will often dominate the portfolio. The Fund's portfolio emphasizes strongly managed market leaders, with a lesser weighting on small, faster-growing companies that offer new products or services and/or are increasing their market share.

     Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.

     As a sector fund, the portfolio is concentrated in a comparatively narrow segment of the economy. This means the Fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments and consequently an investment in the Fund tend to go up and down more rapidly.

     The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, derivatives, options and futures, counterparty, lack of timely information, and portfolio turnover risks. These risks are described and discussed later in this Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any other mutual fund, there is always a risk that an investment in the Fund may lose money.

[GRAPHIC]  Fund Performance

     The bar chart below shows the Fund's actual yearly performance (commonly known as its "total return") for the years ended December 31 since inception. The table below shows average annual total returns for various periods ended December 31, 2003 for the Fund compared to the S&P 500 Index. The information in the chart and table illustrates the variability of the Fund's total returns and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.

     The Fund's returns are net of its expenses, but do not reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.

     Series II shares were first offered April 30, 2004. The performance shown for periods prior to that date reflects the historical results of the Series I class of shares ("Series I shares"), which are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). All performance shown assumes the reinvestment of dividends and capital gains.

      VIF -- TELECOMMUNICATIONS FUND
      ACTUAL ANNUAL TOTAL RETURN 1,2
-------------------------------------------

              [CHART]

  '00       '01       '02      '03
--------  --------  --------  ------
(26.17%)  (54.00%)  (50.81%)
-------------------------------------------
Best Calendar Qtr.  [3/00] [25.71%]
Worst Calendar Qtr. [9/01] [(42.32%)]

     The performance table reflects the historical results of the Series I shares, and not the Series II shares, which were first offered on April 30, 2004. The Series II shares have higher expenses resulting from its Rule 12b-1 plan, which would lower the performance shown.

-----------------------------------------------------------------
                                   AVERAGE ANNUAL TOTAL RETURN
                                   FOR THE PERIODS ENDED 12/31/03
-----------------------------------------------------------------
                                   1 YEAR     SINCE INCEPTION
 VIF -- Telecommunications Fund 1   (--%)          (--%) 2
 S&P 500 Index 3                    (--%)          (--%) 2

 1 For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO. Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.
 2 The Fund commenced investment operations on September 21, 1999. Index comparisons begin on September 30, 1999.
 3 The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. Please keep in mind that the index does not pay brokerage, management, or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.

Fee Table and Expense Example

     FEES AND EXPENSES OF THE FUND

     The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                     Series II shares
Maximum Sales Charge (Load)                None
Maximum Deferred Sales Charge (Load)       None

     ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


VIF -- TELECOMMUNICATIONS FUND
Management Fees                       [  %]
Distribution and Service (12b-1) Fees 0.25%
Other Expenses                        [  %]
                                      -----
Total Annual Fund Operating Expenses  [  %]
                                      =====

     [Footnotes to be provided by Amendment]

     EXPENSE EXAMPLE
     The Example is intended to help you compare the cost of investing in the Fund's Series II shares to the cost of investing in other mutual funds.

     The Example assumes a $10,000 allocation to the Fund's Series II shares for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. The example also does not represent the effect of any fees or other expenses of any variable annuity or variable life product. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:

                                     1 year 3 years 5 years 10 years
Series II shares
 INVESCO VIF-Telecommunications Fund  [$  ]   [$  ]   [$  ]    [$  ]

[GRAPHIC]  Investment Risks

BEFORE ALLOCATING CON-  You should determine the level of risk with which
TRACT VALUES TO THE     you are comfortable before you allocate contract
FUND, YOU SHOULD DE-    val-ues to the Fund. The principal risks of any
TERMINE THE LEVEL OF    mutual fund, including the Fund, are:
RISK WITH WHICH YOU ARE
COMFORTABLE. TAKE INTO  Not Insured. Mutual funds are not insured by the
ACCOUNT FACTORS LIKE    FDIC or any other government agency, unlike bank
YOUR AGE, CAREER, IN-   deposits such as CDs or savings accounts.
COME LEVEL, AND TIME
HORIZON.                No Guarantee. No mutual fund can guarantee that
                        it will meet its investment objectives.

                        Possible Loss Of Investment. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

                        Volatility. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

[GRAPHIC]  Principal Risks Associated With The Fund

     You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

     POTENTIAL CONFLICTS
     Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. The Board will monitor events for any potential conflicts.

     MARKET RISK
     Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.

     FOREIGN SECURITIES RISKS
     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks. The Fund may invest in securities of non-U.S. issuers without limit.

       Currency Risk. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

       Political Risk. Political actions, events, or instability may result in unfavorable changes in the value of a security.

       Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

       Diplomatic Risk. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     LIQUIDITY RISK
     The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

     DERIVATIVES RISK
     A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset, or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.

     OPTIONS AND FUTURES RISK
     Options and futures are common types of derivatives that the Fund may occasionally use to hedge its investments. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index, or commodity at a specific price on a specific date. The use of options and futures may increase the performance of the Fund, but may also increase the market risk.

     COUNTERPARTY RISK
     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

     LACK OF TIMELY INFORMATION RISK
     Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

     PORTFOLIO TURNOVER RISK
     The Fund's investments may be bought and sold relatively frequently. A high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.

                 --------------------------------------------

     Although the Fund generally invests in equity securities of companies that are related to telecommunications, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

INVESTMENT                                                                              RISKS
---------------------------------------------------------------------------------------------------------------------------
American Depositary Receipts (ADRs)
These are securities issued by U.S. banks that represent shares of foreign corporations Market, Information, Political,
held by those banks. Although traded in U.S. securities markets and valued in U.S.      Regulatory, Diplomatic, Liquidity,
dollars, ADRs carry most of the risks of investing directly in foreign securities.      and Currency Risks
---------------------------------------------------------------------------------------------------------------------------
Futures
A futures contract is an agreement to buy or sell a specific amount of a financial      Market, Information, Counterparty,
instrument (such as an index option) at a stated price on a stated date. The Fund may   Liquidity, Derivatives, and Options
use futures contracts to provide liquidity and hedge portfolio value.                   and Futures Risks
---------------------------------------------------------------------------------------------------------------------------
Options
The obligation or right to deliver or receive a security or other instrument, index, or Market, Information, Liquidity,
commodity, or cash payment depending on the price of the underlying security or the     Derivatives, and Options and
performance of an index or other benchmark. Includes options on specific securities     Futures Risks
and stock indices, and options on stock index futures. May be used in the Fund's portfolio to provide liquidity and hedge portfolio value.
---------------------------------------------------------------------------------------------------------------------------
Other Financial Instruments
These may include forward contracts, swaps, caps, floors, and collars, among others.    Counterparty, Currency, Liquidity,
They may be used to try to manage the Fund's foreign currency exposure and other        Market, and Regulatory Risks
investment risks, which can cause its net asset value to rise or fall. The Fund may use these financial instruments, commonly known as "derivatives," to increase or decrease its exposure to changing securities prices, interest rates, currency exchange rates, or other factors.
---------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements
A contract under which the seller of a security agrees to buy it back at an agreed-upon Counterparty Risk price and time in the future.
---------------------------------------------------------------------------------------------------------------------------

[GRAPHIC]  Temporary Defensive Positions

     When securities markets or economic conditions are unfavorable or unsettled, the Advisor might try to protect the assets of each Fund by investing in securities that are highly liquid such as high-quality money market instruments, like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of any Fund. The Advisor has the right to invest up to 100% of each Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, a Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[GRAPHIC]  Portfolio Turnover

     [We actively manage and trade the Fund's portfolio. Therefore, the Fund may have a higher portfolio turnover rate than many other mutual funds.
     The Fund's portfolio turnover rate was     % for the fiscal year ended
     December 31, 2003. The increase in the Fund's portfolio turnover rate was primarily due to heavier than expected shareholder activity and market volatility. We expect that this trend may continue in the future.]

     [A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.]

Fund Management

                         INVESTMENT ADVISOR

AIM, INVESCO INSTITUTIONAL    AIM is the investment advisor for the Fund and
AND ADI ARE SUBSIDIARIES OF   INVESCO Institutional is the sub advisor for the
AMVESCAP PLC, AN INTERNA-     Fund, INVESCO Institutional is an affiliate of
TIONAL INVESTMENT MANAGE-     INVESCO. AIM is located at 11 Greenway Plaza,
MENT COMPANY THAT MANAGES     Suite 100, Houston, Texas 77046-1173. The Fund's
MORE THAN [$345.2] BILLION IN investment advisor manages the investment
ASSETS WORLD-WIDE, AMVESCAP   operations of the Fund and has agreed to perform
IS BASED IN LONDON, WITH      or arrange for the performance of the Fund's
MONEY MANAGERS LOCATED IN     day-to-day management. AIM has acted as an
EUROPE, NORTH AND SOUTH       investment advisor since its organization in
AMERICA, AND THE FAR EAST.    1976. Today, AIM, together with its subsidiaries,
                              advises or manages over 200 investment
                              portfolios, encompassing a broad range of
                              investment objectives. INVESCO Institutional is
                              located at 1355 Peachtree Street, NE, Suite 250,
                              Atlanta, Georgia. As sub advisor, INVESCO
                              Institutional is responsible for the Fund's
                              day-to-day management, including the Fund's
                              investment decisions and the execution of
                              securities transactions with respect to the Fund.

                              A I M Distributors, Inc. ("ADI") is the Fund's distributor and is responsible for the sale of the Fund's shares. AIM, INVESCO Institutional and
                              ADI are subsidiaries of AMVESCAP PLC.

                              Prior to April 30, 2004, INVESCO served as the investment advisor for the Fund. The following table shows the fees the Fund paid to INVESCO for its advisory services in the fiscal year ended
                              December 31, 2003.

     ----------------------------------------------------------------------
                                      ADVISORY FEE AS A PERCENTAGE OF
     FUND                        AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
     ----------------------------------------------------------------------
     VIF-Telecommunications Fund                        %

     Portfolio Manager

     The following individual is primarily responsible for the day-to-day management of the Fund's portfolio holdings:

     William R. Keithler, Director of Sector Management and a senior vice president of the Advisor and/or its affiliates is the portfolio manager of the Fund. Before rejoining the Advisor and/or its affiliates in 1998, Bill was a portfolio manager with Berger Associates, Inc. He is a CFA charterholder. Bill holds an M.S. from the University of Wisconsin - Madison and a B.A. from Webster College, St. Louis, Missouri.

     Share Price

     The Fund prices its shares based on its net asset value. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The Fund values all other securities and assets at their fair value. Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as to the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds. Because the Fund may invest in securities that are primarily listed on foreign exchanges, the value of the Fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The Fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.

[GRAPHIC]  Taxes

     The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

     Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPHIC]  Dividends And Capital Gain Distributions


NET INVESTMENT INCOME AND NET REAL- The Fund intends to distribute substantially all
IZED CAPITAL GAINS ARE DISTRIBUTED  of its net investment income, if any, in
TO SHAREHOLDERS AT LEAST ANNUALLY.  divi-dends to its shareholders. For dividend purposes, net investment income consists of all
                                    dividends or interest earned by the Fund's
                                    investments, minus the Fund's expenses (including
                                    the advisory fee). All of the Fund's net realized
                                    capital gains, if any, are dis-tributed
                                    periodically, at least once a year. All dividends
                                    and distributions of the Fund are reinvested in
                                    additional shares of the Fund at net asset value.

     Voting Rights

     Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

     Share Classes

     The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan", which is described in this prospectus.

     Distribution Plan

     The Fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment.

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Fund for the period since inception. Certain information reflects the financial results for a single Series I Fund share. As of the date of this prospectus, the Series II shares had not yet commenced operations and, therefore, financial information for such shares is not available. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [Fund's auditor], independent accountants, whose report, along with the financial statements, is included in the Fund's 2003 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting ADI at the address or telephone number on the back cover of this Prospectus.

                                                                                                          PERIOD
                                                                                                           ENDED
                                                                       YEAR ENDED DECEMBER 31           DECEMBER 31
--------------------------------------------------------------------------------------------------------------------
                                                                  2003        2002     2001     2000     1999 (A)
PER SHARE DATA
Net Asset Value -- Beginning of Period                                        $5.57   $12.11    $16.45      $10.00
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss) (b)                                              (0.00)   (0.00)    (0.00)       0.00
Net Gains or (Losses) on Securities
 (Both Realized and Unrealized)                                               (2.83)   (6.54)    (4.30)       6.45
--------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                              (2.83)   (6.54)    (4.30)       6.45
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income (c)                                       0.00     0.00      0.00        0.00
Distributions from Capital Gains                                               0.00     0.00      0.04        0.00
--------------------------------------------------------------------------------------------------------------------
Total Distributions                                                            0.00     0.00      0.04        0.00
--------------------------------------------------------------------------------------------------------------------
Net Asset Value -- End of Period                                              $2.74    $5.57    $12.11      $16.45
=====================================================================================================================

TOTAL RETURN (d)                                                            (50.81%) (54.00%)  (26.17%)     64.50% (e)

RATIOS
Net Assets -- End of Period ($000 Omitted)                                  $27,263  $73,767  $207,644     $67,650
Ratio of Expenses to Average Net Assets (f)(g)                                1.22%    1.09%     1.06%       1.27% (h)
Ratio of Net Investment Income (Loss) to Average Net Assets (g)              (0.08%)  (0.14%)   (0.16%)      0.11% (h)
Portfolio Turnover Rate                                                        149%      77%       51%         15% (e)

(a) From September 21, 1999, commencement of investment operations, to December 31, 1999.
(b) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the years ended December 31, 2003, 2002, 2001 and 2000 and the period ended December 31, 1999.
(c) Dividends from Net Investment Income aggregated less than $0.01 on a per share basis for the year ended December 31, 2000.
(d) Total Return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(g) Various expenses of the Fund were voluntarily absorbed by INVESCO for the year ended December 31, 2000 and the period ended December 31, 1999. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.06% and 1.28% (annualized) respectively, and ratio of net investment income (loss) to average net assets would have been (0.16%) and 0.10% (annualized), respectively.
(h) Annualized

     April 30, 2004

     AIM VARIABLE INSURANCE FUNDS
     INVESCO VIF -- TELECOMMUNICATIONS FUND

     You may obtain additional information about the Fund from several sources.

     Financial Reports. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as the effect of market and general economic trends and the Fund's investment strategy on the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

     Statement of Additional Information. The SAI dated April 30, 2004 is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

     Internet. The Prospectus, annual report, semiannual report, and SAI of the Fund are available on the SEC website at www.sec.gov.

     To obtain a free copy of the current Prospectus, SAI, or semiannual report, write to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173; or call 1-800-410-4246. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. Information on the operation of the Public Reference Room, including information about duplicating fee charges, can be obtained by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-7452 and 033-57340.

INVESCO VIF -- TOTAL RETURN FUND



SERIES I SHARES


A mutual fund sold exclusively to insurance company separate accounts for variable annuity and variable life insurance contracts.



TABLE OF CONTENTS
Investment Goals, Strategies, And Risks............ 2
Fund Performance .................................. 3
Fee Table and Expense Example ..................... 4
Investment Risks .................................. 4
Principal Risks Associated With The Fund .......... 5
Temporary Defensive Positions ..................... 6
Fund Management ................................... 7
Portfolio Managers ................................ 7
Share Price ....................................... 8
Taxes ............................................. 8
Dividends And Capital Gain Distributions .......... 8
Voting Rights ..................................... 8
Share Classes ..................................... 8
Financial Highlights .............................. 9



No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.


The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.


  AIM VARIABLE INSURANCE FUNDS


[LOGO]

Your goals. Our solutions. SM  AIM INVESTMENTS SM






PROSPECTUS | April 30, 2004

     A I M Advisors, Inc. ("AIM" or "Advisor") is the investment advisor for the Fund and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional"), is the sub-advisor for the Fund. Prior to April 30, 2004, the Fund was a series portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation (the "Company"). On April 30, 2004, the Fund became a series portfolio of AIM Variable Insurance Funds, a Delaware statutory trust. Prior to April 30, 2004, INVESCO Funds Group, Inc. ("INVESCO") served as the investment advisor for the series portfolio of the Company. INVESCO Institutional is an affiliate of INVESCO.


     The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

     Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[GRAPHIC] Investment Goals & Strategies

[GRAPHIC] Potential Investment Risks

[GRAPHIC] Past Performance


        ---------------------------------------------------------------



[GRAPHIC] Investment Goals, Strategies, And Risks





FOR MORE DETAILS ABOUT  The Fund seeks to provide high total return
THE FUND'S CURRENT      through both growth and current income. It is
INVESTMENTS AND MARKET actively managed. The Fund invests in a mix of OUTLOOK, PLEASE SEE THE equity securities and debt securities, as well as
MOST RECENT ANNUAL OR   in options and other investments whose values are
SEMIANNUAL REPORT.      based on the values of these securities. Often,
                        but not always, when stock markets are up, debt markets are down and vice versa. By investing in both types of securities, the Fund attempts to cushion against sharp price movements in both equity and debt securities.

                        The Fund normally invests at least 65% of its net assets in a combination of common stocks of companies with a history of paying regular dividends and in debt securities. Debt securities include corporate obligations and obligations of the
     U.S. government and government agencies. Normally, at least 30% of the Fund's net assets will be invested in debt securities that are rated investment grade at the time of purchase and at least 30% of the Fund's net assets will be invested in equity securities. The remaining assets of the Fund are allocated to other investments at the Advisor's discretion, based upon current business, economic, and market conditions.





     The portion of the Fund's portfolio invested in equity securities will be primarily invested in large-capitalization stocks that possess one of three attributes that are attractive relative to the S&P 500: (i) a low price-to-earnings ratio, (ii) a high dividend yield, or (iii) consistent growth.



     The portion of the Fund's portfolio invested in equity securities is managed in a blend of the growth and value investing styles. To be managed in the growth investing style means that we focus on company fundamentals and growth prospects. Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. To be managed in the value investing style means that we seek securities, particularly stocks, that are currently undervalued by the market -- companies that are performing well, or have solid management and products, but whose stock prices do not reflect that value.



     Although the Fund is subject to a number of risks that could affect its performance, its principal risk is market risk -- that is, that the price of the securities in its portfolio will rise and fall due to price movements in the securities markets, and the securities held in the Fund's portfolio may decline in value more than the overall securities markets. Since the Advisor has discretion to allocate the amounts of equity securities and debt securities held by the Fund, there is an additional risk that the portfolio of the Fund may not be allocated in the most advantageous way between equity and debt securities, particularly in times of significant market movements.

     At any given time, the Fund may be subject to sector risk. Companies that have similar lines of business (for example, financial services, health, or technology) are grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. The Fund is not limited with respect to sectors in which they can invest. If the portfolio managers allocate more of the Fund's portfolio holdings to a particular economic sector, the Fund's overall performance will be more susceptible to the economic, business, or other developments which generally affect that sector. The Fund can still be diversified, even if it is heavily weighted in one or more sectors.

     The Fund is subject to other principal risks such as potential conflicts, credit, debt securities, foreign securities, interest rate, liquidity, prepayment, counterparty, and lack of timely information risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.


[GRAPHIC] Fund Performance


     The bar chart below shows the Fund's Series I shares actual yearly performance (commonly known as its "total return") for the years ended December 31 since inception. The table below shows average annual total returns for various periods ended December 31, 2003 for the Fund's Series I shares compared to the S&P 500 Index and the Lehman Government/Credit Bond Index. The information in the chart and table illustrates the variability of the Fund's total returns and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.


     The Fund's returns are net of its expenses, but do not reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.


    VIF -- TOTAL RETURN FUND (SERIES I)
      ACTUAL ANNUAL TOTAL RETURN 1,2
-------------------------------------------------------------------------------
                                    [CHART]

  '95     '96     '97     '98     '99      '00     '01      '02      '03
 -----   -----   -----   -----   -----    -----   -----    -----    -----
 22.79%  12.18%  22.91%  9.56%   (3.40%) (2.17%) (1.47%)  (10.22%)

-------------------------------------------
Best Calendar Qtr.   [6/97] [10.73%]
Worst Calendar Qtr. [9/02] [(11.50%)]



----------------------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                                        FOR THE PERIODS ENDED 12/31/03
----------------------------------------------------------------------
                                                             SINCE
                                        1 YEAR   5 YEARS   INCEPTION
 VIF-Total Return Fund (Series I) 1      (--%)    (--%)     --% 2
 S&P 500 Index 3                         (--%)    (--%)     --% 2
 Lehman Government/Credit Bond Index 3    --%      --%      --% 2



 1 For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO. Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.

 2 The Fund commenced investment operations on June 2, 1994. Index comparisons begin on May 31, 1994.
 3 The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. The Lehman Government/Credit Bond Index is an unmanaged index indicative of the broad domestic fixed-income market. Please keep in mind that the indexes do not pay brokerage, management, or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.

Fee Table and Expense Example



     FEES AND EXPENSES OF THE FUND



     The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.



     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)



                                     Series I shares
Maximum Sales Charge (Load)               None
Maximum Deferred Sales Charge (Load)      None



     ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)







Management Fees                       [    %]
Distribution and Service (12b-1) Fees    None
Other Expenses                        [    %]
                                      -------
Total Annual Fund Operating Expenses  [    %]
                                      =======





[FOOTNOTES TO BE PROVIDED BY AMENDMENT]


     EXPENSE EXAMPLE

     The Example is intended to help you compare the cost of investing in the Fund's Series I shares to the cost of investing in other mutual funds.



     The Example assumes a $10,000 allocation to the Fund's Series I shares for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. The example also does not represent the effect of any fees or other expenses of any variable annuity or variable product. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:



                       1 year  3 years 5 years 10 years
Series I shares
 VIF-Total Return Fund [$    ] [$    ] [$    ] [$    ]


[GRAPHIC]  Investment Risks

BEFORE ALLOCATING CONTRACT   You should determine the level of risk with which
VALUES TO THE FUND, YOU      you are comfortable before you allocate contract
SHOULD DETERMINE THE LEVEL   values to the Fund. The principal risks of any
OF RISK WITH WHICH YOU ARE   mutual fund, including the Fund, are:
COMFORTABLE. TAKE INTO AC-
COUNT FACTORS LIKE YOUR AGE, Not Insured. Mutual funds are not insured by the
CAREER, INCOME LEVEL, AND    FDIC or any other government agency, unlike bank
TIME HORIZON.                deposits such as CDs or savings accounts.

                             No Guarantee. No mutual fund can guarantee that it will meet its investment objectives.

                             Possible Loss Of Investment. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

                             Volatility. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity and debt markets as a whole.

[GRAPHIC] Principal Risks Associated With The Fund

     You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

     POTENTIAL CONFLICTS

     Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. The Board will monitor events for any potential conflicts.


     MARKET RISK
     Equity stock prices vary and may fall, thus reducing the value of the Fund's investment. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.

     CREDIT RISK
     The Fund may invest in debt instruments, such as notes and bonds. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

     DEBT SECURITIES RISK
     Debt securities include bonds, notes, and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

     Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which the Fund invests. A decline in interest rates tends to increase the market values of debt securities in which the Fund invests.

     Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful but not certain guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated securities tend to offer higher interest rates. Lower-rated debt securities are often referred to as "junk bonds." A debt security is considered lower grade if it is rated Ba or less by Moody's or BB or less by S&P.

     FOREIGN SECURITIES RISKS
     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

       Currency Risk. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

       Political Risk. Political actions, events, or instability may result in unfavorable changes in the value of a security.

       Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

       Diplomatic Risk. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     INTEREST RATE RISK
     Changes in interest rates will affect the resale value of debt securities held in the Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements.

     LIQUIDITY RISK
     The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

     PREPAYMENT RISK
     The Funds may invest in Government Agency mortgage-backed securities. In the event that a high volume of mortgages are prepaid, thereby reducing income from interest on the principal of such mortgages, the opportunity for the Fund to earn income may be decreased.

     COUNTERPARTY RISK
     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

     LACK OF TIMELY INFORMATION RISK
     Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

                 --------------------------------------------

     Although the Fund generally invests in common stocks and debt securities, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

INVESTMENT                                                                              RISKS
--------------------------------------------------------------------------------------------------------------------------
American Depositary Receipts (ADRs)
These are securities issued by U.S. banks that represent shares of foreign corporations Market, Information, Political,
held by those banks. Although traded in U.S. securities markets and valued in U.S.      Regulatory, Diplomatic, Liquidity,
dollars, ADRs carry most of the risks of investing directly in foreign securities.      and Currency Risks
--------------------------------------------------------------------------------------------------------------------------
Government Agency Mortgage-Backed Securities
These are securities issued by the FHLMC and the FNMA or guaranteed by the GNMA         Prepayment and Interest Rate Risks
and backed by mortgages. The Fund receives payments out of the interest and principal on the underlying mortgages.
--------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements
A contract under which the seller of a security agrees to buy it back at an agreed-upon Credit and Counterparty Risks price and time in the future.
--------------------------------------------------------------------------------------------------------------------------


[GRAPHIC] Temporary Defensive Positions

     When securities markets or economic conditions are unfavorable or unsettled, the Advisor might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. The Advisor has the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

Fund Management

                           INVESTMENT ADVISOR

AIM, INVESCO INSTITU-      AIM is the investment advisor for the Fund and
TIONAL AND ADI ARE SUB-    INVESCO Institutional is the sub advisor for the
SIDIARIES OF AMVESCAP      Fund. INVESCO Institutional is an affiliate of
PLC, AN INTERNATIONAL      INVESCO. AIM is located at 11 Greenway Plaza,
INVESTMENT MANAGE-         Suite 100, Houston, Texas 77046-1173. The Fund's
MENT COMPANY THAT          investment advisor manages the investment
MANAGES MORE THAN          operations of the Fund and has agreed to perform
[$345.2] BILLION IN ASSETS or arrange for the performance of the Fund's
WORLD-WIDE, AMVESCAP IS    day-to-day management. AIM has acted as an
BASED IN LONDON, WITH      investment advisor since its organization in
MONEY MANAGERS LO-         1976. Today, AIM, together with its
CATED IN EUROPE, NORTH     subsidiaries, advises or manages over 200
AND SOUTH AMERICA, AND     investment portfolios, encompassing a broad range
THE FAR EAST.              of investment objectives. INVESCO Institutional
                           is located at 1355 Peachtree Street, NE, Suite
                           250, Atlanta, Georgia. As sub-advisor, INVESCO
                           Institutional is responsible for the Fund's
                           day-to-day management, including the Fund's
                           investment decisions and the execution of
                           securities transactions with respect to the Fund.

                           A I M Distributors, Inc. ("ADI") is the Fund's distributor and is responsible for the sale of the Fund's shares. AIM, INVESCO Institutional and
                           ADI are subsidiaries of AMVESCAP PLC.

                           Prior to April 30, 2004, INVESCO served as the investment advisor for the Fund. The following table shows the fees the Fund paid to INVESCO for its advisory services in the fiscal year ended
                           December 31, 2003.



        ----------------------------------------------------------------
                                   ADVISORY FEE AS A PERCENTAGE OF
        FUND                  AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
        ----------------------------------------------------------------
        VIF-Total Return Fund                        %



Portfolio Managers

     The following individuals are primarily responsible for the day-to-day management of the Fund's portfolio holdings:


     Ken Bowling has been responsible for the Fund since July 1, 2003. He has been with the advisor and/or its affiliates since 1993 and is a portfolio manager of the Fund. Ken earned a Bachelor of Science degree in Mechanical Engineering and a Masters in Engineering from the University of Louisville. Before joining the advisor and/or its affiliates, he was a Lead Engineer with General Electric, and a Project Engineer with General Motors prior to that.



     Michael Heyman has been responsible for the Fund since July 1, 2003. He is a member of the INVESCO Institutional Portfolio Group and is portfolio manager of the Fund. He has more than 25 years of investment management experience. Mick is a graduate of Northwestern University, a Chartered Financial Analyst and a member of the Louisville Society of Financial Analysts.



     Richard King has been responsible for the Fund since July 1, 2003. He joined the advisor and/or its affiliates in 2000, bringing 16 years of fixed income portfolio management experience. Prior to the advisor and/or its affiliates, Rich spent 10 years with Criterion Investment Management, where he served as Chairman of the Core Sector Group.



     Steve Johnson has been responsible for the Fund since July 1, 2003. He joined the advisor and/or its affiliates in May of 1991. As Chief Investment Officer of the advisor and/or its affiliates, he is responsible for all phases of the fixed income investment process. Steve began his investment career in 1986 with American General Corporation in Houston, Texas as a fixed income trader.



     Mark Lattis has been responsible for the Fund since July 1, 2003. He is a member of the INVESCO Institutional Portfolio Group and is a portfolio manager of the Fund. He has more than 10 years of investment management experience. After completing his undergraduate studies at the University of Louisville, Mark went on to earn an MBA from the University of Kentucky. He is a Chartered Financial Analyst and a member of the Louisville Society of Financial Analysts and currently serves as its President.

Share Price







     The Fund prices its shares based on its net asset value. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The Fund values all other securities and assets at their fair value. Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as to the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds. Because the Fund may invest in securities that are primarily listed on foreign exchanges, the value of the Fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The Fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.


Taxes

     The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

     Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.


     [GRAPHIC] Dividends And Capital Gain Distributions



NET INVESTMENT INCOME The Fund intends to distribute substantially all AND NET REALIZED CAPI- of its net investment income, if any, in
TAL GAINS ARE DIS-     dividends to its shareholders. For dividend
TRIBUTED TO            purposes, net investment income consists of all
SHAREHOLDERS AT LEAST  dividends or interest earned by the Fund's
ANNUALLY.              investments, minus the Fund's expenses (including
                       the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, no less frequently than annually.
                       All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.


Voting Rights

     Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.


Share Classes



     The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan''. This prospectus relates to the Series I shares.

Financial Highlights


The financial highlights table is intended to help you understand the financial performance of the Fund's Series I shares for the past five years. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [Fund's auditor], independent accountants, whose report, along with the financial statements, is included in the Fund's 2003 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting ADI at the address or telephone number on the back cover of this Prospectus.



                                                                            YEAR ENDED DECEMBER 31
-----------------------------------------------------------------------------------------------------------
                                                                   2003   2002     2001     2000     1999
PER SHARE DATA
Net Asset Value -- Beginning of Period                                   $12.74   $13.21   $15.58   $16.58
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                      0.37     0.19     0.33     0.41
Net Gains or (Losses) on Securities (Both Realized and Unrealized)        (1.67)   (0.38)   (0.73)   (0.98)
-----------------------------------------------------------------------------------------------------------
Total from Investment Operations                                          (1.30)   (0.19)   (0.40)   (0.57)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income                                       0.33     0.28     0.06     0.37
Distributions from Capital Gains                                           0.00     0.00     1.91     0.06
Total Distributions                                                        0.33     0.28     1.97     0.43
-----------------------------------------------------------------------------------------------------------
Net Asset Value -- End of Period                                         $11.11   $12.74   $13.21   $15.58
===========================================================================================================

TOTAL RETURN (a)                                                        (10.22%)  (1.47%)  (2.17%)  (3.40%)

RATIOS
Net Assets -- End of Period ($000 Omitted)                              $15,052  $23,171  $19,851  $27,739
Ratio of Expenses to Average Net Assets/(b)(c)/                           1.15%    1.15%    1.21%    1.17%
Ratio of Net Investment Income to Average Net Assets (c)                  1.86%    2.02%    2.38%    2.14%
Portfolio Turnover Rate                                                     61%      82%     103%      36%


(a)Total Return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(b)Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(c)Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended December 31, 2002, 2001 and 2000. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.34%, 1.31% and 1.44%, respectively, and ratio of net investment income to average net assets would have been 1.67%, 1.86% and 2.15%, respectively.

     April 30, 2004



     AIM VARIABLE INSURANCE FUNDS

     INVESCO VIF--TOTAL RETURN FUND

     You may obtain additional information about the Fund from several sources.

     Financial Reports. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as the effect of market and general economic trends and the Fund's investment strategy on the Fund's performance. The annual report also includes the report of the Fund's independent accountants.


     Statement of Additional Information. The SAI dated April 30, 2004 is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.



     Internet. The Prospectus, annual report, semiannual report, and SAI of the Fund are available on the SEC website at www.sec.gov.



     To obtain a free copy of the current Prospectus, SAI, or semiannual report, write to AIM Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173; or call 1-800-410-4246. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. Information on the operation of the Public Reference Room, including information about duplicating fee charges, can be obtained by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-7452 and 033-57340.

PROSPECTUS | April 30, 2004

INVESCO VIF -- TOTAL RETURN FUND

SERIES II SHARES

A mutual fund sold exclusively to insurance company separate accounts for variable annuity and variable life insurance contracts.


TABLE OF CONTENTS
Investment Goals, Strategies, And Risks........................ 2
Fund Performance............................................... 3
Fee Table and Expense Example.................................. 4
Investment Risks .............................................. 4
Principal Risks Associated With The Fund....................... 5
Temporary Defensive Positions.................................. 6
Fund Management ............................................... 7
Portfolio Managers............................................. 7
Share Price ................................................... 8
Taxes ......................................................... 8
Dividends And Capital Gain Distributions....................... 8
Voting Rights ................................................. 8
Share Classes ................................................. 8
Distribution Plan.............................................. 8
Financial Highlights........................................... 9

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.

The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

  AIM VARIABLE INSURANCE FUNDS

[LOGO]

Your goals. Our solutions./SM/ AIM INVESTMENTS /SM/

     A I M Advisors, Inc. ("AIM" or "Advisor") is the investment advisor for the Fund and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional"), is the sub-advisor for the Fund. Prior to April 30, 2004, the Fund was a series portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation (the "Company"). On April 30, 2004, the Fund became a series portfolio of AIM Variable Insurance Funds, a Delaware statutory trust. Prior to April 30, 2004, INVESCO Funds Group, Inc. ("INVESCO") served as the investment advisor for the series portfolio of the Company. INVESCO Institutional is an affiliate of INVESCO.

     The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

     Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[GRAPHIC] Investment Goals & Strategies

[GRAPHIC] Potential Investment Risks

[GRAPHIC] Past Performance

        ---------------------------------------------------------------

[GRAPHIC] Investment Goals, Strategies, And Risks


FOR MORE DETAILS ABOUT  The Fund seeks to provide high total return
THE FUND'S CURRENT      through both growth and current income. It is
INVESTMENTS AND MARKET actively man-aged. The Fund invests in a mix of OUTLOOK, PLEASE SEE THE equity securities and debt securities, as well as
MOST RECENT ANNUAL OR   in options and other investments whose values are
SEMIANNUAL REPORT.      based on the values of these securities. Often,
                        but not always, when stock markets are up, debt markets are down and vice versa. By investing in both types of securities, the Fund attempts to cushion against sharp price movements in both equity and debt securities.

     The Fund normally invests at least 65% of its net assets in a combination of common stocks of companies with a history of paying regular dividends and in debt securities. Debt securities include corporate obligations and obligations of the U.S. government and government agencies. Normally, at least 30% of the Fund's net assets will be invested in debt securities that are rated investment grade at the time of purchase and at least 30% of the Fund's net assets will be invested in equity securities. The remaining assets of the Fund are allocated to other investments at the Advisor's discretion, based upon current business, economic, and market conditions.

     The portion of the Fund's portfolio invested in equity securities will be primarily invested in large-capitalization stocks that possess one of three attributes that are attractive relative to the S&P 500: (i) a low price-to-earnings ratio, (ii) a high dividend yield, or (iii) consistent growth.

     The portion of the Fund's portfolio invested in equity securities is managed in a blend of the growth and value investing styles. To be managed in the growth investing style means that we focus on company fundamentals and growth prospects. Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. To be managed in the value investing style means that we seek securities, particularly stocks, that are currently undervalued by the market -- companies that are performing well, or have solid management and products, but whose stock prices do not reflect that value.

     Although the Fund is subject to a number of risks that could affect its performance, its principal risk is market risk -- that is, that the price of the securities in its portfolio will rise and fall due to price movements in the securities markets, and the securities held in the Fund's portfolio may decline in value more than the overall securities markets. Since the Advisor has discretion to allocate the amounts of equity securities and debt securities held by the Fund, there is an additional risk that the portfolio of the Fund may not be allocated in the most advantageous way between equity and debt securities, particularly in times of significant market movements.

     At any given time, the Fund may be subject to sector risk. Companies that have similar lines of business (for example, financial services, health, or technology) are grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. The Fund is not limited with respect to sectors in which they can invest. If the portfolio managers allocate more of the Fund's portfolio holdings to a particular economic sector, the Fund's overall performance will be more susceptible to the economic, business, or other developments which generally affect that sector. The Fund can still be diversified, even if it is heavily weighted in one or more sectors.

     The Fund is subject to other principal risks such as potential conflicts, credit, debt securities, foreign securities, interest rate, liquidity, prepayment, counterparty, and lack of timely information risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.

[GRAPHIC] Fund Performance

     The bar chart below shows the Fund's actual yearly performance (commonly known as its "total return") for the years ended December 31 since inception. The table below shows average annual total returns for various periods ended December 31, 2003 for the Fund compared to the S&P 500 Index and the Lehman Government/Credit Bond Index. The information in the chart and table illustrates the variability of the Fund's total returns and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.

     The Fund's returns are net of its expenses, but do not reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.

     Series II shares were first offered April 30, 2004. The performance shown for periods prior to that date reflects the historical results of the Series I class of shares ("Series I shares"), which are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). All performance shown assumes the reinvestment of dividends and capital gains.

         VIF -- TOTAL RETURN FUND
      ACTUAL ANNUAL TOTAL RETURN 1,2
----------------------------------------------------------------------------

                                    [CHART]
 '95     '96     '97     '98     '99       '00      '01      '02       '03
------  ------  ------  ------  -------  -------  -------  --------  -------
22.79%  12.18%  22.91%   9.56%  (3.40%)  (2.17%)  (1.47%)  (10.22%)
----------------------------------------------------------------------------
Best Calendar Qtr.   [6/97] [10.73%]
Worst Calendar Qtr. [9/02] [(11.50%)]

     The performance table reflects the historical results of the Series I shares, and not the Series II shares, which were first offered on April 30, 2004. The Series II shares have higher expenses resulting from its Rule 12b-1 plan, which would lower the performance shown.

----------------------------------------------------------------------
                                         AVERAGE ANNUAL TOTAL RETURN
                                        FOR THE PERIODS ENDED 12/31/03
----------------------------------------------------------------------
                                                             SINCE
                                        1 YEAR   5 YEARS   INCEPTION
 VIF-Total Return Fund 1                 (--%)    (--%)     --% 2
 S&P 500 Index 3                         (--%)    (--%)     --% 2
 Lehman Government/Credit Bond Index 3    --%      --%      --% 2

 1 For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO. Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.
 2 The Fund commenced investment operations on June 2, 1994. Index comparisons begin on May 31, 1994.
 3 The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. The Lehman Government/Credit Bond Index is an unmanaged index indicative of the broad domestic fixed-income market. Please keep in mind that the indexes do not pay brokerage, management, or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.

Fee Table and Expense Example

     FEES AND EXPENSES OF THE FUND

     The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                     Series II shares
Maximum Sales Charge (Load)                None
Maximum Deferred Sales Charge (Load)       None

     ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                       [    %]
Distribution and Service (12b-1) Fees   0.25%
Other Expenses                        [    %]
                                      -------
Total Annual Fund Operating Expenses  [    %]
                                      =======

     [Footnotes to be provided by Amendment]

     EXPENSE EXAMPLE
     The Example is intended to help you compare the cost of investing in the Fund's Series II shares to the cost of investing in other mutual funds.

     The Example assumes a $10,000 allocation to the Fund's Series II shares for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. The example also does not represent the effect of any fees or other expenses of any variable annuity or variable life product. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:

                       1 year 3 years 5 years 10 years
Series II shares
 VIF-Total Return Fund [$   ] [$   ]  [$   ]  [$    ]

[GRAPHIC] Investment Risks

BEFORE ALLOCATING CONTRACT   You should determine the level of risk with which
VALUES TO THE FUND, YOU      you are comfortable before you allocate contract
SHOULD DETERMINE THE LEVEL   values to the Fund. The principal risks of any
OF RISK WITH WHICH YOU ARE   mutual fund, including the Fund, are:
COMFORTABLE. TAKE INTO AC-
COUNT FACTORS LIKE YOUR AGE, Not Insured. Mutual funds are not insured by the
CAREER, INCOME LEVEL, AND    FDIC or any other government agency, unlike bank
TIME HORIZON.                deposits such as CDs or savings accounts.

                             No Guarantee. No mutual fund can guarantee that it will meet its investment objectives.

                             Possible Loss Of Investment. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

                             Volatility. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity and debt markets as a whole.

[GRAPHIC] Principal Risks Associated With The Fund

     You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

     POTENTIAL CONFLICTS
     Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. The Board will monitor events for any potential conflicts.

     MARKET RISK
     Equity stock prices vary and may fall, thus reducing the value of the Fund's investment. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.

     CREDIT RISK
     The Fund may invest in debt instruments, such as notes and bonds. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

     DEBT SECURITIES RISK
     Debt securities include bonds, notes, and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

     Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which the Fund invests. A decline in interest rates tends to increase the market values of debt securities in which the Fund invests.

     Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful but not certain guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated securities tend to offer higher interest rates. Lower-rated debt securities are often referred to as "junk bonds." A debt security is considered lower grade if it is rated Ba or less by Moody's or BB or less by S&P.

     FOREIGN SECURITIES RISKS
     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

       Currency Risk. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

       Political Risk. Political actions, events, or instability may result in unfavorable changes in the value of a security.

       Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

       Diplomatic Risk. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     INTEREST RATE RISK
     Changes in interest rates will affect the resale value of debt securities held in the Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements.

     LIQUIDITY RISK
     The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

     PREPAYMENT RISK
     The Funds may invest in Government Agency mortgage-backed securities. In the event that a high volume of mortgages are prepaid, thereby reducing income from interest on the principal of such mortgages, the opportunity for the Fund to earn income may be decreased.

     COUNTERPARTY RISK
     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

     LACK OF TIMELY INFORMATION RISK
     Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

                 --------------------------------------------

     Although the Fund generally invests in common stocks and debt securities, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

INVESTMENT                                                                              RISKS
--------------------------------------------------------------------------------------------------------------------------
American Depositary Receipts (ADRs)
These are securities issued by U.S. banks that represent shares of foreign corporations Market, Information, Political,
held by those banks. Although traded in U.S. securities markets and valued in U.S.      Regulatory, Diplomatic, Liquidity,
dollars, ADRs carry most of the risks of investing directly in foreign securities.      and Currency Risks
--------------------------------------------------------------------------------------------------------------------------
Government Agency Mortgage-Backed Securities
These are securities issued by the FHLMC and the FNMA or guaranteed by the GNMA         Prepayment and Interest Rate Risks
and backed by mortgages. The Fund receives payments out of the interest and principal on the underlying mortgages.
--------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements
A contract under which the seller of a security agrees to buy it back at an agreed-upon Credit and Counterparty Risks price and time in the future.
--------------------------------------------------------------------------------------------------------------------------

[GRAPHIC] Temporary Defensive Positions

     When securities markets or economic conditions are unfavorable or unsettled, the Advisor might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. The Advisor has the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

Fund Management

                     INVESTMENT ADVISOR

AIM, INVESCO INSTITU-      AIM is the investment advisor for the Fund and
TIONAL AND ADI ARE SUB-    INVESCO Institutional is the sub advisor for the
SIDIARIES OF AMVESCAP      Fund. INVESCO Institutional is an affiliate of
PLC, AN INTERNATIONAL      INVESCO. AIM is located at 11 Greenway Plaza,
INVESTMENT MANAGE-         Suite 100, Houston, Texas 77046-1173. The Fund's
MENT COMPANY THAT          investment advisor manages the investment
MANAGES MORE THAN          operations of the Fund and has agreed to perform
[$345.2] BILLION IN ASSETS or arrange for the performance of the Fund's
WORLD-WIDE, AMVESCAP IS    day-to-day management. AIM has acted as an
BASED IN LONDON, WITH      investment advisor since its organization in
MONEY MANAGERS LO-         1976. Today, AIM, together with its subsidiaries,
CATED IN EUROPE, NORTH     advises or manages over 200 investment
AND SOUTH AMERICA, AND     portfolios, encompassing a broad range of
THE FAR EAST.              investment objectives. INVESCO Institutional is
                           located at 1355 Peachtree Street, NE, Suite 250,
                           Atlanta, Georgia. As sub-advisor, INVESCO
                           Institutional is responsible for the Fund's day-to-day management, including the Fund's investment decisions and the execution of securities transactions with respect to the Fund.

                           A I M Distributors, Inc. ("ADI") is the Fund's distributor and is responsible for the sale of the Fund's shares. AIM, INVESCO Institutional and ADI are subsidiaries of AMVESCAP PLC.

                           Prior to April 30, 2004, INVESCO served as the investment advisor for the Fund. The following table shows the fees the Fund paid to INVESCO for its advisory services in the fiscal year ended December 31, 2003.

        ----------------------------------------------------------------
                                   ADVISORY FEE AS A PERCENTAGE OF
        FUND                  AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
        ----------------------------------------------------------------
        VIF-Total Return Fund                        %


Portfolio Managers

     The following individuals are primarily responsible for the day-to-day management of the Fund's portfolio holdings:

     Ken Bowling has been responsible for the Fund since July 1, 2003. He has been with the advisor and/or its affiliates since 1993 and is a portfolio manager of the Fund. Ken earned a Bachelor of Science degree in Mechanical Engineering and a Masters in Engineering from the University of Louisville. Before joining the advisor and/or its affiliates, he was a Lead Engineer with General Electric, and a Project Engineer with General Motors prior to that.

     Michael Heyman has been responsible for the Fund since July 1, 2003. He is a member of the INVESCO Institutional Portfolio Group and is portfolio manager of the Fund. He has more than 25 years of investment management experience. Mick is a graduate of Northwestern University, a Chartered Financial Analyst and a member of the Louisville Society of Financial Analysts.

     Richard King has been responsible for the Fund since July 1, 2003. He joined the advisor and/or its affiliates in 2000, bringing 16 years of fixed income portfolio management experience. Prior to the advisor and/or its affiliates, Rich spent 10 years with Criterion Investment Management, where he served as Chairman of the Core Sector Group.

     Steve Johnson has been responsible for the Fund since July 1, 2003. He joined the advisor and/or its affiliates in May of 1991. As Chief Investment Officer of the advisor and/or its affiliates, he is responsible for all phases of the fixed income investment process. Steve began his investment career in 1986 with American General Corporation in Houston, Texas as a fixed income trader.

     Mark Lattis has been responsible for the Fund since July 1, 2003. He is a member of the INVESCO Institutional Portfolio Group and is a portfolio manager of the Fund. He has more than 10 years of investment management experience. After completing his undergraduate studies at the University of Louisville, Mark went on to earn an MBA from the University of Kentucky. He is a Chartered Financial Analyst and a member of the Louisville Society of Financial Analysts and currently serves as its President.

Share Price

     The Fund prices its shares based on its net asset value. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The Fund values all other securities and assets at their fair value. Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as to the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds. Because the Fund may invest in securities that are primarily listed on foreign exchanges, the value of the Fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The Fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.


     [GRAPHIC] Taxes


     The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

     Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

     [GRAPHIC] Dividends And Capital Gain Distributions


NET INVESTMENT INCOME The Fund intends to distribute substantially all AND NET REALIZED CAPI- of its net investment income, if any, in
TAL GAINS ARE DIS-     dividends to its shareholders. For dividend
TRIBUTED TO            purposes, net investment income consists of all
SHAREHOLDERS AT LEAST  dividends or interest earned by the Fund's
ANNUALLY.              investments, minus the Fund's expenses (including
                       the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, no less frequently than annually.
                       All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

     [GRAPHIC] Voting Rights


     Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

     Share Classes

     The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan'', which is described in this prospectus.

     Distribution Plan

     The Fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment.

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Fund for the past five years. Certain information reflects the financial results for a single Series I Fund share. As of the date of this prospectus, the Series II shares had not yet commenced operations and, therefore, financial information for such shares is not available. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [Fund's auditor], independent accountants, whose report, along with the financial statements, is included in the Fund's 2003 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting ADI at the address or telephone number on the back cover of this Prospectus.

                                                                            YEAR ENDED DECEMBER 31
-----------------------------------------------------------------------------------------------------------
                                                                   2003   2002     2001     2000     1999
PER SHARE DATA
Net Asset Value -- Beginning of Period                                   $12.74   $13.21   $15.58   $16.58
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                      0.37     0.19     0.33     0.41
Net Gains or (Losses) on Securities (Both Realized and Unrealized)        (1.67)   (0.38)   (0.73)   (0.98)
-----------------------------------------------------------------------------------------------------------
Total from Investment Operations                                          (1.30)   (0.19)   (0.40)   (0.57)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income                                       0.33     0.28     0.06     0.37
Distributions from Capital Gains                                           0.00     0.00     1.91     0.06
Total Distributions                                                        0.33     0.28     1.97     0.43
-----------------------------------------------------------------------------------------------------------
Net Asset Value -- End of Period                                         $11.11   $12.74   $13.21   $15.58
===========================================================================================================

TOTAL RETURN (a)                                                        (10.22%)  (1.47%)  (2.17%)  (3.40%)

RATIOS
Net Assets -- End of Period ($000 Omitted)                              $15,052  $23,171  $19,851  $27,739
Ratio of Expenses to Average Net Assets (b)(c)                            1.15%    1.15%    1.21%    1.17%
Ratio of Net Investment Income to Average Net Assets (c)                  1.86%    2.02%    2.38%    2.14%
Portfolio Turnover Rate                                                     61%      82%     103%      36%

(a)Total Return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(b)Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(c)Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended December 31, 2002, 2001 and 2000. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.34%, 1.31% and 1.44%, respectively, and ratio of net investment income to average net assets would have been 1.67%, 1.86% and 2.15%, respectively.

     April 30, 2004

     AIM VARIABLE INSURANCE FUNDS
     INVESCO VIF--TOTAL RETURN FUND

     You may obtain additional information about the Fund from several sources.

     Financial Reports. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as the effect of market and general economic trends and the Fund's investment strategy on the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

     Statement of Additional Information. The SAI dated April 30, 2004 is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

     Internet. The Prospectus, annual report, semiannual report, and SAI of the Fund are available on the SEC website at www.sec.gov.

     To obtain a free copy of the current Prospectus, SAI, or semiannual report, write to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173; or call 1-800-410-4246. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. Information on the operation of the Public Reference Room, including information about duplicating fee charges, can be obtained by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-7452 and 033-57340.

PROSPECTUS | April 30, 2004

INVESCO VIF -- UTILITIES FUND

SERIES I SHARES

A mutual fund sold exclusively to insurance company separate accounts for variable annuity and variable life insurance contracts.

TABLE OF CONTENTS
Investment Goals, Strategies, And Risks..2
Fund Performance.........................3
Fee Table and Expense Example............4
Investment Risks.........................4
Principal Risks Associated With The Fund 5
Temporary Defensive Positions ...........6
Portfolio Turnover ......................6
Fund Management .........................6
Portfolio Manager .......................6
Share Price .............................7
Taxes ...................................7
Dividends And Capital Gain Distributions.7
Voting Rights ...........................7
Share Classes............................7
Financial Highlights.....................8

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.

The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

  AIM VARIABLE INSURANCE FUNDS

[LOGO]

Your goals. Our solutions./SM/ AIM INVESTMENTS/SM/

     A I M Advisors, Inc. ("AIM" or "Advisor") is the investment advisor for the Fund and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional"), is the sub-advisor for the Fund. Prior to April 30, 2004, the Fund was a series portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation (the "Company"). On April 30, 2004, the Fund became a series portfolio of AIM Variable Insurance Funds, a Delaware statutory trust. Prior to April 30, 2004, INVESCO Funds Group, Inc. ("INVESCO") served as the investment advisor for the series portfolio of the Company. INVESCO Institutional is an affiliate of INVESCO.

     The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

     Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[GRAPHIC]  Investment Goals & Strategies

[GRAPHIC]  Potential Investment Risks

[GRAPHIC]  Past Performance



        ---------------------------------------------------------------

[GRAPHIC]  Investment Goals, Strategies, And Risks

FOR MORE DETAILS ABOUT  The Fund seeks capital growth. It also seeks
THE FUND'S CURRENT      current income. The Fund is actively managed. The
INVESTMENTS AND MARKET Fund invests primarily in equity securities that OUTLOOK, PLEASE SEE THE the Advisor believes will rise in price faster
MOST RECENT ANNUAL OR   than other securities, as well as in options and
SEMIANNUAL REPORT       other instruments whose values are based upon the
                        values of equity securities.

                        The Fund normally invests at least 80% of its net
                        assets in the equity securities and
                        equity-related instru-ments of companies engaged
                        in utilities-related industries. These include,
                        but are not limited to, compa-nies that produce, generate, transmit, or distribute natural gas or electricity, as well as companies that provide telecommunications services, including local, long distance, and wireless. At any given time,
                        20%
     of the Fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in a particular sector, a company must meet at least one of the following tests:
    . At least 50% of its gross income or its net sales must come from activities in the utilities sector;
    . At least 50% of its assets must be devoted to producing revenues from the utilities sector; or
    . Based on other available information, we determine that its primary business is within the utilities sector.

     The Advisor uses a "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes companies that the Advisor believes are strongly managed and will generate above-average long-term capital appreciation.

     As a sector fund, the portfolio is concentrated in a comparatively narrow segment of the economy. This means the Fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments and consequently the value of an investment in the Fund tend to go up and down more rapidly.

     Governmental regulation, difficulties in obtaining adequate financing and investment return, environmental issues, prices of fuel for generation of electricity, availability of natural gas, risks associated with power marketing and trading, and risks associated with nuclear power facilities may adversely affect the market value of the Fund's holdings. The recent trend towards deregulation in the utility industries presents special risks. Some companies may be faced with increased competition and may become less profitable.

     Normally, the Advisor seeks to keep the portfolio divided among the electric utilities, natural gas, and telecommunications industries. Weightings within the various industry segments are continually monitored, and the Advisor adjusts the portfolio weightings depending on the prevailing economic conditions.

     The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, derivatives, options and futures, counterparty, lack of timely information, and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.

[GRAPHIC] Fund Performance


     The bar chart below shows the Fund's Series I shares actual yearly performance (commonly known as its "total return") for the years ended December 31 since inception. The table below shows average annual total returns for various periods ended December 31, 2003 for the Fund's Series
     I shares compared to the S&P 500 Index. The information in the chart and table illustrates the variability of the Fund's total returns and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.

     The Fund's returns are net of its expenses, but do not reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.

          VIF -- UTILITIES FUND (SERIES I)
          ACTUAL ANNUAL TOTAL RETURN 1,2
-------------------------------------------------------------------

                                    [CHART]

 '96     '97     '98     '99      '00     '01       '02       '03
------  ------  ------  ------   -----  --------  --------   ------
12.76%  23.41%  25.48%  19.13%   5.28%  (32.41%)  (20.32%)
-------------------------------------------------------------------
Best Calendar Qtr.  [12/98]  [17.18%]
Worst Calendar Qtr.  [9/01] [(21.60%)]

-------------------------------------------------------------------
                                      AVERAGE ANNUAL TOTAL RETURN
                                    FOR THE PERIODS ENDED 12/31/03
-------------------------------------------------------------------
                                    1 YEAR  5 YEAR  SINCE INCEPTION
VIF -- Utilities Fund (Series I) 1  (    %) (    %)        % 2
S&P 500 Index 3                     (    %) (    %)        % 2

 1 For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO. Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.
 2 The Fund commenced investment operations on January 3, 1995. Index comparisons begin on December 31, 1994.
 3 The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. Please keep in mind that the index does not pay brokerage, management or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.

Fee Table and Expense Example

     FEES AND EXPENSES OF THE FUND

     The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                     Series I shares
Maximum Sales Charge (Load)               None
Maximum Deferred Sales Charge (Load)      None

     ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

     VIF -- UTILITIES FUND
     Management Fees                       [    %]
     Distribution and Service (12b-1) Fees    None
     Other Expenses                        [    %]
                                           -------
     Total Annual Fund Operating Expenses  [    %]
                                           =======

     [Footnotes to be provided by Amendment]

     EXPENSE EXAMPLE
     The Example is intended to help you compare the cost of investing in the Fund's Series I Shares to the cost of investing in other mutual funds.

     The Example assumes a $10,000 allocation to the Fund's Series I Shares for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. The example also does not represent the effect of any fees or other expenses of any variable annuity or variable life product. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:

                               1 year    3 years 5 years 10 years
Series I shares
  INVESCO VIF- Utilities Fund  [$   ]    [$   ]  [$   ]  [$     ]

[GRAPHIC]  Investment Risks

BEFORE ALLOCATING CON-  You should determine the level of risk with which
TRACT VALUES TO THE     you are comfortable before you allocate contract
FUND, YOU SHOULD DE-    values to the Fund. The principal risks of any
TERMINE THE LEVEL OF    mutual fund, including the Fund, are:
RISK WITH WHICH YOU ARE
COMFORTABLE. TAKE INTO  Not Insured. Mutual funds are not insured by the
ACCOUNT FACTORS LIKE    FDIC or any other government agency, unlike bank
YOUR AGE, CAREER, IN-   deposits such as CDs or savings accounts.
COME LEVEL, AND TIME
HORIZON.                No Guarantee. No mutual fund can guarantee that
                        it will meet its investment objectives.

                        Possible Loss Of Investment. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

                        Volatility. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments.

[GRAPHIC]  Principal Risks Associated With The Fund

     You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

     POTENTIAL CONFLICTS
     Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. The Board will monitor events for any potential conflicts.

     MARKET RISK
     Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.

     FOREIGN SECURITIES RISKS
     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

       Currency Risk. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

       Political Risk. Political actions, events, or instability may result in unfavorable changes in the value of a security.

       Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

       Diplomatic Risk. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     LIQUIDITY RISK
     The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

     COUNTERPARTY RISK
     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

     LACK OF TIMELY INFORMATION RISK
     Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

     PORTFOLIO TURNOVER RISK
     The Fund's investments may be bought and sold relatively frequently. A high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.

        ---------------------------------------------------------------

     Although the Fund generally invests in equity securities of companies doing business in the utilities sector, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

INVESTMENT                                                                              RISKS
------------------------------------------------------------------------------------------------------------------------------
American Depositary Receipts (ADRs)
These are securities issued by U.S. banks that represent shares of foreign corporations Market, Information, Political,
held by those banks. Although traded in U.S. securities markets and valued in U.S.      Regulatory, Diplomatic, Liquidity, and
dollars, ADRs carry most of the risks of investing directly in foreign securities.      Currency Risks
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements
A contract under which the seller of a security agrees to buy it back at an agreed-upon Counterparty Risk price and time in the future.
------------------------------------------------------------------------------------------------------------------------------

[GRAPHIC]  Temporary Defensive Positions

     When securities markets or economic conditions are unfavorable or unsettled, the Advisor might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. The Advisor has the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[GRAPHIC]  Portfolio Turnover

     [We actively manage and trade the Fund's portfolio. Therefore, the Fund may have a higher portfolio turnover rate than many other mutual funds.
     The Fund's portfolio turnover rate was [    %] for the fiscal year ended
     December 31, 2003. The increase in the Fund's portfolio turnover rate was primarily due to a restructuring of the Fund's portfolio as a result of a change in the Fund's portfolio manager.]

     [A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.]

Fund Management

                          INVESTMENT ADVISOR

AIM, INVESCO INSTITUTIONAL AND AIM is the investment advisor for the Fund and
ADI ARE SUBSIDIARIES OF AMVES- INVESCO Institutional is the sub advisor for the
CAP PLC, AN INTERNATIONAL IN-  Fund. INVESCO Institutional is an affiliate of
VESTMENT MANAGEMENT            INVESCO. AIM is located at 11 Greenway Plaza,
COMPANY THAT MANAGES MORE      Suite 100, Houston, Texas 77046-1173. The Fund's
THAN $345.2 BILLION IN ASSETS  investment advisor manages the investment
WORLDWIDE. AMVESCAP IS BASED   operations of the Fund and has agreed to perform
IN LONDON, WITH MONEY          or arrange for the performance of the Fund's
MANAGERS LOCATED IN EUROPE,    day-to-day management. AIM has acted as an
NORTH AND SOUTH AMERICA, AND   investment advisor since its organization in
THE FAR EAST.                  1976. Today, AIM, together with its subsidiaries,
                               advises or manages over 200 investment
                               portfolios, encompassing a broad range of
                               investment objectives. INVESCO Institutional is
                               located at 1355 Peachtree Street, NE, Suite 250
                               Atlanta, Georgia. As sub advisor, INVESCO
                               Institutional is respon-sible for the Fund's
                               day-to-day management, including the Fund's
                               investment decisions and the execution of
                               securities transactions with respect to the Fund.

                               A I M Distributors, Inc. ("ADI") is the Fund's distributor and is responsible for the sale of the Fund's shares. AIM, INVESCO Institutional and
                               ADI are subsidiaries of AMVESCAP PLC.

Prior to April 30, 2004, INVESCO served as the investment advisor for the Fund. The following table shows the fees the Fund paid to INVESCO for its advisory services in the fiscal year ended December 31, 2003.

--------------------------------------------------------------
                         ADVISORY FEE AS A PERCENTAGE OF
FUND                AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
--------------------------------------------------------------
VIF- Utilities Fund                       %

Portfolio Manager

     The following individual is primarily responsible for the day-to-day management of the Fund's portfolio holdings:

     John S. Segner, Portfolio Manager, who has been responsible for the Fund since 2003 and has been associated with the Advisor and/or its affiliates since 1997.

Share Price

     The Fund prices its shares based on its net asset value. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The Fund values all other securities and assets at their fair value. Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as to the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds. Because the Fund may invest in securities that are primarily listed on foreign exchanges, the value of the Fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The Fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.

Taxes

     The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

     Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPHIC]  Dividends And Capital Gain Distributions


NET INVESTMENT INCOME    The Fund intends to distribute substantially all
AND NET REALIZED CAPITAL of its net investment income, if any, in
GAINS ARE DISTRIBUTED TO dividends to its shareholders. For dividend
SHAREHOLDERS AT LEAST    purposes, net investment income consists of all
ANNUALLY.                dividends or interest earned by the Fund's
                         investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, no less frequently than annually.
                         All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

Voting Rights

     Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

Share Classes

     The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan". This prospectus relates to the Series I shares.

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Fund's Series I shares for the past five years. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [Fund's auditor], independent accountants, whose report, along with the financial statements, is included in the Fund's 2003 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting ADI at the address or telephone number on the back cover of this Prospectus.

                                                YEAR ENDED DECEMBER 31
  ----------------------------------------------------------------------------
                                         2003   2002     2001    2000    1999
  PER SHARE DATA
  Net Asset Value -- Beginning of Period       $14.08   $21.06   $20.97 $17.78
  ----------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS              0.19     0.00     0.17   0.22
  Net Investment Income (a)
  Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)               (3.05)   (6.83)    0.87   3.17
  ----------------------------------------------------------------------------
  Total from Investment Operations              (2.86)   (6.83)    1.04   3.39
  ----------------------------------------------------------------------------
  LESS DISTRIBUTIONS
  Dividends from Net Investment Income           0.06     0.07     0.03   0.20
  Distributions from Capital Gains               0.00     0.08     0.92   0.00
  ----------------------------------------------------------------------------
  Total Distributions                            0.06     0.15     0.95   0.20
  ----------------------------------------------------------------------------
  Net Asset Value -- End of Period             $11.16   $14.08   $21.06 $20.97
  ============================================================================

  TOTAL RETURN (b)                            (20.32%) (32.41%)   5.28% 19.13%

  RATIOS
  Net Assets -- End of Period
   ($000 Omitted)                             $31,204  $20,947  $12,300 $9,137
  Ratio of Expenses to Average
   Net Assets (c)(d)                            1.15%    1.15%    1.22%  1.20%
  Ratio of Net Investment Income to
   Average Net Assets (d)                       2.59%    1.13%    0.94%  1.15%
  Portfolio Turnover Rate                        102%      33%      50%    40%

 (a) Net Investment Income aggregated less than $0.01 on a per share basis for the year ended December 31, 2001.
 (b) Total Return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
 (c) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
 (d) Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended December 31, 2002, 2001, 2000, 1999, and 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.18%, 1.37%, 1.41%, and 1.53%, 1.60%, respectively, and ratio of net investment income to average net assets would have been 2.56%, 0.91%, 0.75%, and 0.82%, 1.21%, respectively.

     April 30, 2004

     AIM VARIABLE INSURANCE FUNDS
     INVESCO VIF -- UTILITIES FUND

     You may obtain additional information about the Fund from several sources.

     Financial Reports. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as the effect of market and general economic trends and the Fund's investment strategy on the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

     Statement of Additional Information. The SAI dated April 30, 2004 is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

     Internet. The Prospectus, annual report, semiannual report, and SAI of the Fund are available on the SEC website at www.sec.gov.

     To obtain a free copy of the current Prospectus, SAI, or semiannual report, write to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or call 1-800-410-4246. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. Information on the operation of the Public Reference Room, including information about duplicating fee charges, can be obtained by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-7452 and 033-57340.

PROSPECTUS | April 30, 2004



INVESCO VIF -- UTILITIES FUND



SERIES II SHARES


A mutual fund sold exclusively to insurance company separate accounts for variable annuity and variable life insurance contracts.

TABLE OF CONTENTS
Investment Goals, Strategies, And Risks...2
Fund Performance..........................3
Fee Table and Expense Example.............4
Investment Risks..........................4
Temporary Defensive Positions.............4
Principal Risks Associated With The Fund..5
Portfolio Turnover........................6
Fund Management...........................6
Portfolio Manager.........................6
Share Price...............................6
Taxes.....................................7
Dividends And Capital Gain Distributions..7
Voting Rights.............................7
Share Classes.............................7
Distribution Plan.........................7
Financial Highlights......................8



No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.


The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.


  AIM VARIABLE INSURANCE FUNDS

                                           [LOGO]    Your goals          AIM
                                                  Our solutions sm   Investments

     A I M Advisors, Inc. ("AIM" or "Advisor") is the investment advisor for the Fund and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional"), is the sub-advisor for the Fund. Prior to April 30, 2004, the Fund was a series portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation (the "Company"). On April 30, 2004, the Fund became a series portfolio of AIM Variable Insurance Funds, a Delaware statutory trust. Prior to April 30, 2004, INVESCO Funds Group, Inc. ("INVESCO") served as the investment advisor for the series portfolio of the Company. INVESCO Institutional is an affiliate of INVESCO.


     The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

     Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:


[GRAPHIC]   Investment Goals & Strategies


[GRAPHIC]   Potential Investment Risks



[GRAPHIC]   Past Performance






        ---------------------------------------------------------------

[GRAPHIC]   Investment Goals, Strategies, And Risks


FOR MORE DETAILS ABOUT  The Fund seeks capital growth. It also seeks
THE FUND'S CURRENT      current income. The Fund is actively managed. The
INVESTMENTS AND MARKET Fund invests primarily in equity securities that OUTLOOK, PLEASE SEE THE the Advisor believes will rise in price faster
MOST RECENT ANNUAL OR   than other securities, as well as in options and
SEMIANNUAL REPORT       other instruments whose values are based upon the
                        values of equity securities.

     The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instru-ments of companies engaged in utilities-related industries. These include, but are not limited to, companies that produce, generate, transmit, or distribute natural gas or electricity, as well as companies that provide telecommunications services, including local, long distance, and wireless. At any given time, 20% of the Fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in a particular sector, a company must meet at least one of the following tests:
     . At least 50% of its gross income or its net sales must come from activities in the utilities sector;
     . At least 50% of its assets must be devoted to producing revenues from the utilities sector; or
     . Based on other available information, we determine that its primary business is within the utilities sector.


     The Advisor uses a "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes companies that the Advisor believes are strongly managed and will generate above-average long-term capital appreciation.


     As a sector fund, the portfolio is concentrated in a comparatively narrow segment of the economy. This means the Fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments and consequently the value of an investment in the Fund tend to go up and down more rapidly.

     Governmental regulation, difficulties in obtaining adequate financing and investment return, environmental issues, prices of fuel for generation of electricity, availability of natural gas, risks associated with power marketing and trading, and risks associated with nuclear power facilities may adversely affect the market value of the Fund's holdings. The recent trend towards deregulation in the utility industries presents special risks. Some companies may be faced with increased competition and may become less profitable.

     Normally, the Advisor seeks to keep the portfolio divided among the electric utilities, natural gas, and telecommunications industries. Weightings within the various industry segments are continually monitored, and the Advisor adjusts the portfolio weightings depending on the prevailing economic conditions.


     The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, derivatives, options and futures, counterparty, lack of timely information, and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.


[GRAPHIC] Fund Performance


     The bar chart below shows the Fund's actual yearly performance (commonly known as its "total return") for the years ended December 31 since inception. The table below shows average annual total returns for various periods ended December 31, 2003 for the Fund compared to the S&P 500 Index. The information in the chart and table illustrates the variability of the Fund's total returns and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.


     The Fund's returns are net of its expenses, but do not reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.


     Series II shares were first offered April 30, 2004. The performance shown for periods prior to that date reflects the historical results of the Series I class of shares ("Series I shares"), which are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). All performance shown assumes the reinvestment of dividends and capital gains.





                  VIF -- UTILITIES FUND
              ACTUAL ANNUAL TOTAL RETURN 1,2
-------------------------------------------------------------------

                          [CHART]

 '96     '97     '98     '99      '00     '01       '02       '03
------  ------  ------  ------   -----  --------  --------   ------
12.76%  23.41%  25.48%  19.13%   5.28%  (32.41%)  (20.32%)
-------------------------------------------------------------------
Best Calendar Qtr.  [12/98] [17.18%]
Worst Calendar Qtr.  [9/01] [(21.60%)]



     The performance table reflects the historical results of the Series I shares, and not the Series II shares, which were first offered on April 30, 2004. The Series II shares have higher expenses resulting from its Rule 12b-1 plan, which would lower the performance shown.



----------------------------------------------------------------
                               AVERAGE ANNUAL TOTAL RETURN
                             FOR THE PERIODS ENDED 12/31/03
----------------------------------------------------------------
                           1 YEAR    5 YEAR    SINCE INCEPTION
VIF -- Utilities Fund 1    (    %)   (    %)          % 2
S&P 500 Index 3            (    %)   (    %)          % 2



 1 For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO. Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.

 2 The Fund commenced investment operations on January 3, 1995. Index comparisons begin on December 31, 1994.
 3 The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. Please keep in mind that the index does not pay brokerage, management or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.

Fee Table and Expense Example



     FEES AND EXPENSES OF THE FUND



     The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract owner buys, holds, or redeems interest in a separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses of any variable annuity or variable life insurance product.



     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                     Series II shares
Maximum Sales Charge (Load)                None
Maximum Deferred Sales Charge (Load)       None





     ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



VIF -- UTILITIES FUND
Management Fees                       [   %]
Distribution and Service (12b-1) Fees  0.25%
Other Expenses                        [   %]
                                      ------
Total Annual Fund Operating Expenses  [   %]
                                      ======



     [Footnotes to be provided by Amendment]




     EXPENSE EXAMPLE

     The Example is intended to help you compare the cost of investing in the Fund's Series II Shares to the cost of investing in other mutual funds.



     The Example assumes a $10,000 allocation to the Fund's Series II Shares for the time periods indicated and does not reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. The example also does not represent the effect of any fees or other expenses of any variable annuity or variable life product. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:



                              1 year   3 years 5 years 10 years
Series II shares
  INVESCO VIF-Utilities Fund  [$  ]     [$  ]   [$  ]   [$  ]


[GRAPHIC]  Investment Risks




BEFORE ALLOCATING CON-  You should determine the level of risk with which
TRACT VALUES TO THE     you are comfortable before you allocate contract
FUND, YOU SHOULD DE-    values to the Fund. The principal risks of any
TERMINE THE LEVEL OF    mutual fund, including the Fund, are:
RISK WITH WHICH YOU ARE
COMFORTABLE. TAKE INTO  Not Insured. Mutual funds are not insured by the
ACCOUNT FACTORS LIKE    FDIC or any other government agency, unlike bank
YOUR AGE, CAREER, IN-   deposits such as CDs or savings accounts.
COME LEVEL, AND TIME
HORIZON.                No Guarantee. No mutual fund can guarantee that
                        it will meet its investment objectives.

                        Possible Loss Of Investment. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

                        Volatility. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments.



[GRAPHIC]  Temporary Defensive Positions

     When securities markets or economic conditions are unfavorable or unsettled, the Advisor might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. The Advisor has the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[GRAPHIC]  Principal Risks Associated With The Fund

     You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

     POTENTIAL CONFLICTS

     Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. The Board will monitor events for any potential conflicts.


     MARKET RISK
     Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.

     FOREIGN SECURITIES RISKS
     Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

       Currency Risk. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

       Political Risk. Political actions, events, or instability may result in unfavorable changes in the value of a security.

       Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

       Diplomatic Risk. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     LIQUIDITY RISK
     The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

     COUNTERPARTY RISK
     This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

     LACK OF TIMELY INFORMATION RISK
     Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

     PORTFOLIO TURNOVER RISK
     The Fund's investments may be bought and sold relatively frequently. A high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.

        ---------------------------------------------------------------

     Although the Fund generally invests in equity securities of companies doing business in the utilities sector, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

INVESTMENT                                                                              RISKS
------------------------------------------------------------------------------------------------------------------------------
American Depositary Receipts (ADRs)
These are securities issued by U.S. banks that represent shares of foreign corporations Market, Information, Political,
held by those banks. Although traded in U.S. securities markets and valued in U.S.      Regulatory, Diplomatic, Liquidity, and
dollars, ADRs carry most of the risks of investing directly in foreign securities.      Currency Risks
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements
A contract under which the seller of a security agrees to buy it back at an agreed-upon Counterparty Risk price and time in the future.
------------------------------------------------------------------------------------------------------------------------------

[GRAPHIC]   Portfolio Turnover

     [We actively manage and trade the Fund's portfolio. Therefore, the Fund may have a higher portfolio turnover rate than many other mutual funds.
     The Fund's portfolio turnover rate was [    %] for the fiscal year ended
     December 31, 2003. The increase in the Fund's portfolio turnover rate was primarily due to a restructuring of the Fund's portfolio as a result of a change in the Fund's portfolio manager.]



     [A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.]


Fund Management

                          INVESTMENT ADVISOR

AIM, INVESCO INSTITUTIONAL AND AIM is the investment advisor for the Fund and
ADI ARE SUBSIDIARIES OF AMVES- INVESCO Institutional is the sub advisor for the
CAP PLC, AN INTERNATIONAL IN-  Fund. INVESCO Institutional is an affiliate of
VESTMENT MANAGEMENT            INVESCO. AIM is located at 11 Greenway Plaza,
COMPANY THAT MANAGES MORE      Suite 100, Houston, Texas 77046-1173. The Fund's
THAN $345.2 BILLION IN ASSETS  investment advisor manages the investment
WORLDWIDE. AMVESCAP IS BASED   operations of the Fund and has agreed to perform
IN LONDON, WITH MONEY          or arrange for the performance of the Fund's
MANAGERS LOCATED IN EUROPE,    day-to-day management. AIM has acted as an
NORTH AND SOUTH AMERICA, AND   investment advisor since its organization in
THE FAR EAST.                  1976. Today, AIM, together with its subsidiaries,
                               advises or manages over 200 investment
                               portfolios, encompassing a broad range of
                               investment objectives. INVESCO Institutional is
                               located at 1355 Peachtree Street, NE, Suite 250
                               Atlanta, Georgia. As sub advisor, INVESCO
                               Institutional is respon-sible for the Fund's
                               day-to-day management, including the Fund's
                               investment decisions and the execution of
                               securities transactions with respect to the Fund.

                               A I M Distributors, Inc. ("ADI") is the Fund's distributor and is responsible for the sale of the Fund's shares. AIM, INVESCO Institutional and
                               ADI are subsidiaries of AMVESCAP PLC.

                               Prior to April 30, 2004, INVESCO served as the investment advisor for the Fund. The following table shows the fees the Fund paid to INVESCO for its advisory services in the fiscal year ended
                               December 31, 2003.



--------------------------------------------------------------
                         ADVISORY FEE AS A PERCENTAGE OF
FUND                AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
--------------------------------------------------------------
VIF- Utilities Fund                       %




Portfolio Manager

     The following individual is primarily responsible for the day-to-day management of the Fund's portfolio holdings:




     John S. Segner, Portfolio Manager, who has been responsible for the Fund since 2003 and has been associated with the Advisor and/or its affiliates since 1997.


Share Price




     The Fund prices its shares based on its net asset value. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The Fund values all other securities and assets at their fair value. Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as to the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds. Because the Fund may invest in securities that are primarily listed on foreign exchanges, the value of the Fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The Fund determines the net asset value of its shares as of the close of the customary trading session of the NYSE on each day the NYSE is open for business, or any earlier NYSE closing time that day.


Taxes

     The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

     Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPHIC]  Dividends And Capital Gain Distibutions


NET INVESTMENT INCOME    The Fund intends to distribute substantially all
AND NET REALIZED CAPITAL of its net investment income, if any, in
GAINS ARE DISTRIBUTED TO dividends to its shareholders. For dividend
SHAREHOLDERS AT LEAST    purposes, net investment income consists of all
ANNUALLY.                dividends or interest earned by the Fund's
                         investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, no less frequently than annually.
                         All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

Voting Rights

     Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.


Share Classes



     The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan", which is described in this prospectus. This prospectus relates to the Series I shares.



Distribution Plan



     The Fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment.

Financial Highlights


The financial highlights table is intended to help you understand the financial performance of the Fund for the past five years. Certain information reflects the financial results for a single Series I Fund share. As of the date of this prospectus, the Series II shares had not yet commenced operations and, therefore, financial information for such shares is not available. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [fund's auditor], independent accountants, whose report, along with the financial statements, is included in the Fund's 2003 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting ADI at the address or telephone number on the back cover of this Prospectus.



                                                YEAR ENDED DECEMBER 31
  ----------------------------------------------------------------------------
                                         2003   2002     2001    2000    1999
  PER SHARE DATA
  Net Asset Value -- Beginning of Period       $14.08   $21.06   $20.97 $17.78
  ----------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS              0.19     0.00     0.17   0.22
  Net Investment Income/(a)/
  Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)               (3.05)   (6.83)    0.87   3.17
  ----------------------------------------------------------------------------
  Total from Investment Operations              (2.86)   (6.83)    1.04   3.39
  ----------------------------------------------------------------------------
  LESS DISTRIBUTIONS
  Dividends from Net Investment Income           0.06     0.07     0.03   0.20
  Distributions from Capital Gains               0.00     0.08     0.92   0.00
  ----------------------------------------------------------------------------
  Total Distributions                            0.06     0.15     0.95   0.20
  ----------------------------------------------------------------------------
  Net Asset Value -- End of Period             $11.16   $14.08   $21.06 $20.97
  ============================================================================

  TOTAL RETURN (b)                            (20.32%) (32.41%)   5.28% 19.13%

  RATIOS
  Net Assets -- End of Period
   ($000 Omitted)                             $31,204  $20,947  $12,300 $9,137
  Ratio of Expenses to Average
   Net Assets (c)(d)                            1.15%    1.15%    1.22%  1.20%
  Ratio of Net Investment Income to
   Average Net Assets (d)                      2.59%    1.13%    0.94%  1.15%
  Portfolio Turnover Rate                        102%      33%      50%    40%


 (a) Net Investment Income aggregated less than $0.01 on a per share basis for the year ended December 31, 2001.
 (b) Total Return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
 (c) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
 (d) Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended December 31, 2002, 2001, 2000, 1999, and 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.18%, 1.37%, 1.41%, 1.53%, and 1.60%, respectively, and ratio of net investment income to average net assets would have been 2.56%, 0.91%, 0.75%, 0.82%, and 1.21%, respectively.

     April 30, 2004



     AIM VARIABLE INSURANCE FUNDS

     INVESCO VIF -- UTILITIES FUND

     You may obtain additional information about the Fund from several sources.

     Financial Reports. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as the effect of market and general economic trends and the Fund's investment strategy on the Fund's performance. The annual report also includes the report of the Fund's independent accountants.


     Statement of Additional Information. The SAI dated April 30, 2004 is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.



     Internet. The Prospectus, annual report, semiannual report, and SAI of the Fund are available on the SEC website at www.sec.gov.



     To obtain a free copy of the current Prospectus, SAI, or semiannual report, write to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or call 1-800-410-4246. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. Information on the operation of the Public Reference Room, including information about duplicating fee charges, can be obtained by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-7452 and 033-57340.

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                          AIM VARIABLE INSURANCE FUNDS
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919


THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO EACH PORTFOLIO (EACH A "FUND", COLLECTIVELY, THE "FUNDS") OF AIM VARIABLE INSURANCE FUNDS LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES FOR THE FUNDS LISTED BELOW. YOU MAY OBTAIN A COPY OF ANY PROSPECTUS FOR ANY FUND LISTED BELOW FROM AN AUTHORIZED DEALER OR BY WRITING TO:


                          AIM INVESTMENT SERVICES, INC.

                                  P.O. BOX 4739
                            HOUSTON, TEXAS 77210-4739
                          OR BY CALLING (800) 347-4246



THIS STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 30, 2004 RELATES TO THE FOLLOWING PROSPECTUSES FOR THE SERIES I AND SERIES II SHARES OF EACH OF THE FOLLOWING FUNDS:

                           FUND                        DATED
                           ----                        -----
AIM V.I. AGGRESSIVE GROWTH FUND
      SERIES I                                        4/30/04
      SERIES II                                       4/30/04
AIM V.I. BALANCED FUND
      SERIES I                                        4/30/04
      SERIES II                                       4/30/04
AIM V. I. BASIC VALUE FUND
      SERIES I                                        4/30/04
      SERIES II                                       4/30/04
AIM V.I. BLUE CHIP FUND
      SERIES I                                        4/30/04
      SERIES II                                       4/30/04
AIM V.I. CAPITAL APPRECIATION FUND
      SERIES I                                        4/30/04
      SERIES II                                       4/30/04
AIM V.I. CAPITAL DEVELOPMENT FUND
      SERIES I                                        4/30/04
      SERIES II                                       4/30/04
AIM V.I. CORE EQUITY FUND
      SERIES I                                        4/30/04
      SERIES II                                       4/30/04
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
      SERIES I                                        4/30/04
      SERIES II                                       4/30/04
AIM V.I. DIVERSIFIED INCOME FUND
      SERIES I                                        4/30/04
      SERIES II                                       4/30/04
AIM V.I. GLOBAL UTILITIES FUND
      SERIES I                                        4/30/04
      SERIES II                                       4/30/04



                      FUND                             DATED
                      ----                             -----
AIM V.I. GOVERNMENT SECURITIES FUND
      SERIES I                                        4/30/04
      SERIES II                                       4/30/04
AIM V.I. GROWTH FUND
      SERIES I                                        4/30/04
      SERIES II                                       4/30/04
AIM V.I. HIGH YIELD FUND
      SERIES I                                        4/30/04
      SERIES II                                       4/30/04
AIM V.I. INTERNATIONAL GROWTH FUND
      SERIES I                                        4/30/04
      SERIES II                                       4/30/04
AIM V.I. LARGE CAP GROWTH FUND
      SERIES I                                        4/30/04
      SERIES II                                       4/30/04
AIM V.I. MID CAP CORE EQUITY FUND
      SERIES I                                        4/30/04
      SERIES II                                       4/30/04
AIM V.I. MONEY MARKET FUND
      SERIES I                                        4/30/04
      SERIES II                                       4/30/04
AIM V.I. NEW TECHNOLOGY FUND
      SERIES I                                        4/30/04
      SERIES II                                       4/30/04
AIM V.I. PREMIER EQUITY FUND
      SERIES I                                        4/30/04
      SERIES II                                       4/30/04
AIM V.I. REAL ESTATE FUND
         Series I                                     4/30/04
         Series II                                    4/30/04
AIM V.I. SMALL CAP EQUITY FUND
      Series I                                        4/30/04
      Series II                                       4/30/04

                          AIM VARIABLE INSURANCE FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


                                                                                 PAGE
GENERAL INFORMATION ABOUT THE TRUST................................................1
         Fund History..............................................................1
         Shares of Beneficial Interest.............................................1

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS...........................3
         Classification............................................................3
         Investment Strategies and Risks...........................................3
                  Equity Investments...............................................9
                  Foreign Investments..............................................9
                  Debt Investments for Equity Funds...............................11
                  Debt Investments for Fixed Income Funds and Money Market Fund...12
                  Other Investments...............................................16
                  Investment Techniques...........................................18
                  Derivatives.....................................................23
                  Additional Securities or Investment Techniques..................29
         Diversification Requirements - AIM V.I. Money Market Fund................29
         Fund Policies............................................................29
         Portfolio Turnover.......................................................32
         Temporary Defensive Positions............................................32

MANAGEMENT OF THE TRUST...........................................................32
         Board of Trustees........................................................32
         Management Information...................................................33
         Trustee Ownership of Fund Shares.........................................33
         Factors Considered in Renewing Investment Advisory Agreement.............33
         Compensation.............................................................34
                  Retirement Plan For Trustees....................................34
                  Deferred Compensation Agreements................................35
         Codes of Ethics..........................................................35
         Proxy Voting Policies....................................................35

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...............................36

INVESTMENT ADVISORY AND OTHER SERVICES............................................36
         Investment Advisor.......................................................36
         Investment Sub-Advisors..................................................38
         Service Agreements.......................................................40
         Other Service Providers..................................................41

BROKERAGE ALLOCATION AND OTHER PRACTICES..........................................42
         Brokerage Transactions...................................................42
         Commissions..............................................................42
         Brokerage Selection......................................................42
         Directed Brokerage (Research Services)...................................44
         Regular Brokers or Dealers...............................................44
         Allocation of Portfolio Transactions.....................................44
         Allocation of Initial Public Offering ("IPO") Transactions...............44

PURCHASE AND REDEMPTION OF SHARES.................................................45

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS..........................................48
         Tax Matters..............................................................49

                                                                                 PAGE
DISTRIBUTION OF SECURITIES..........................................................51
         Distribution Plan..........................................................51
         Distributor................................................................52

CALCULATION OF PERFORMANCE DATA.....................................................53

PENDING LITIGATION..................................................................56


APPENDICES:

RATINGS OF DEBT SECURITIES.........................................................A-1

TRUSTEES AND OFFICERS..............................................................B-1

TRUSTEE COMPENSATION TABLE.........................................................C-1

PROXY VOTING POLICIES..............................................................D-1

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES................................E-1

MANAGEMENT FEES....................................................................F-1

ADMINISTRATIVE SERVICES FEES.......................................................G-1

BROKERAGE COMMISSIONS..............................................................H-1

DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF SECURITIES OF REGULAR
  BROKERS OR DEALERS ..............................................................I-1

AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTIONS PLAN............J-1

ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS......................K-1

PERFORMANCE DATA...................................................................L-1

PENDING LITIGATION.................................................................M-1

FINANCIAL STATEMENTS................................................................FS

                       GENERAL INFORMATION ABOUT THE TRUST

FUND HISTORY


         AIM Variable Insurance Funds (the "Trust") is a Delaware statutory trust which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of thirty-three separate portfolios: AIM V.I. Aggressive Growth Fund, AIM V.I. Balanced Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Capital Development Fund, AIM V.I. Core Equity Fund, AIM V.I. Dent Demographic Trends Fund, AIM V.I. Diversified Income Fund, AIM V.I. Global Utilities Fund, AIM V.I. Government Securities Fund, AIM V.I. Growth Fund, AIM V.I. High Yield Fund, AIM V.I. International Growth Fund, AIM V.I. Large Cap Growth Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Money Market Fund, AIM V.I. New Technology Fund, AIM V.I. Premier Equity Fund, AIM V.I. Real Estate Fund (formerly known as INVESCO VIF - Real Estate Opportunity Fund), and AIM V.I. Small Cap Equity Fund (collectively, the "AIM V.I. Funds"), and INVESCO VIF - Core Equity Fund, INVESCO VIF - Dynamics Fund, INVESCO VIF - Financial Services Fund, INVESCO VIF - Growth Fund, INVESCO VIF - Health Sciences Fund, INVESCO VIF - High Yield Fund, INVESCO VIF - Leisure Fund, INVESCO VIF - Small Company Growth Fund, INVESCO VIF - Technology Fund, INVESCO VIF - Telecommunications Fund, INVESCO VIF - Total Return Fund and INVESCO VIF - Utilities Fund (collectively, the "INVESCO VIF Funds"). Except as otherwise noted, this Statement of Additional Information relates solely to the AIM V.I. Funds. Under the Agreement and Declaration of Trust, dated May 15, 2002, as amended (the "Trust Agreement"), the Board of Trustees is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.



         The Trust was originally organized on January 22, 1993 as a Maryland corporation. On October 15, 1999, the following Funds acquired all the assets and assumed all the liabilities of the series portfolios of G.T. Global Variable Investment Trust and G.T. Global Variable Investment Series: AIM V.I. Global Growth and Income Fund (which later merged into AIM V.I. Growth Fund on September 18, 2000), AIM V.I. Capital Appreciation Fund, AIM V.I. International Equity Fund, AIM V.I. Telecommunications Fund, AIM V.I. Diversified Income Fund, AIM V.I. Government Securities Fund and AIM V.I. Money Market Fund. The Trust reorganized as a Delaware business trust on May 1, 2000. All of the Funds, except AIM V.I. Basic Value Fund, AIM V.I. Large Cap Growth Fund, AIM V.I. Mid Cap Core Equity Fund and AIM V.I. Small Cap Equity Fund, were included in the reorganization. All historical financial and other information contained in this Statement of Additional Information for periods prior to May 1, 2000 relating to these Funds (or a class thereof) is that of the predecessor funds (or the corresponding class thereof). AIM V.I. Basic Value Fund and AIM V.I. Mid Cap Core Equity Fund commenced operations as a series of the Trust on September 10, 2001. AIM V.I. Large Cap Growth Fund and AIM V.I. Small Cap Equity Fund commenced operations as series of the Trust on September 1, 2003. Prior to May 1, 2000 the AIM V.I. New Technology Fund was known as AIM V.I. Telecommunications Fund, and prior to May 1, 2001, such Fund was known as AIM V.I. Telecommunications and Technology Fund. AIM V.I. Core Equity Fund was knows as AIM V.I. Growth and Income Fund, AIM V.I. International Growth Fund was known as AIM V.I. International Equity Fund, AIM V.I. Mid Cap Core Equity Fund was known as AIM V.I. Mid Cap Equity Fund and AIM V.I. Premier Equity Fund was known as AIM V.I. Value Fund. Prior to April 30, 2004, AIM V.I. Real Estate Fund and the INVESCO VIF Funds were portfolios of INVESCO Variable Investment Funds, Inc., a Maryland corporation. Pursuant to an agreement and plan of reorganization, AIM V.I. Real Estate Fund and the INVESCO VIF Funds became portfolios of the Trust. All historical financial and other information contained in this Statement of Additional Information for the periods prior to April 30, 2004, relating to AIM V.I. Real Estate Fund (or a class thereof) is that of its predecessor fund (or its corresponding class thereof).


SHARES OF BENEFICIAL INTEREST

         Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust in certain circumstances.

         The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust's books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund by or under the direction of the Board of Trustees, primarily on the basis of relative net assets, or other relevant factors.

         Each Fund offers Series I and Series II shares. Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board. Each Fund offers two separate classes of shares: Series I shares and Series II shares. Each such class represents interests in the same portfolio of investments. Differing expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.

         The Trust is not required to hold annual or regular meetings of shareholders. Meetings of shareholders of a Fund or Series will be held from time to time to consider matters requiring a vote of such shareholders in accordance with the requirements of the 1940 Act, state law or the provisions of the Trust Agreement. It is not expected that shareholder meetings will be held annually.

         The Trust understands that insurance company separate accounts owning shares of the Funds will vote their shares in accordance with the instructions received from owners of insurance company separate accounts ("Contract owners"), annuitants and beneficiaries. Fund shares held by a registered separate account as to which no instructions have been received will be voted for or against any proposition, or in abstention, in the same proportion as the shares of that separate account as to which instructions have been received. Fund shares held by a registered separate account that are not attributable to Contracts will also be voted for or against any proposition in the same proportion as the shares for which voting instructions are received by that separate account. If an insurance company determines, however, that it is permitted to vote any such shares of the Funds in its own right, it may elect to do so, subject to the then current interpretation of the 1940 Act and the rules thereunder.

         Each share of a Fund has generally the same voting, dividend, liquidation and other rights, however, each class of shares of a Fund is subject to different class-specific expenses. Only shareholders of a specific class may vote on matters relating to that class' distribution plan.

         Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. There are no conversion rights. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

         Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

         The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any Trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.


         SHARE CERTIFICATES. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates, although the Trust in its sole discretion may issue them.


            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

CLASSIFICATION

         The Trust is an open-end management investment company. Each of the Funds other than AIM V.I. Global Utilities Fund is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

         The tables on the following pages identifies various securities and investment techniques used by AIM in managing the Funds. The tables have been marked to indicate those securities and investment techniques that AIM may use to manage a Fund. A Fund might not use all of these techniques at any one time. A Fund's transactions in a particular security or use of a particular technique is subject to limitations imposed by a Fund's investment objective, policies and restrictions described in that Fund's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Funds' investment objectives, policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Funds utilize, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in each Fund's Prospectus; where a particular type of security or investment technique is not discussed in a Fund's Prospectus, that security or investment technique is not a principal investment strategy.

         The Board of Trustees of the Trust reserves the right to change any of these non-fundamental investment policies, strategies or practices without shareholder approval. However, shareholders will be notified before any material change in the investment policies becomes effective.

                          AIM VARIABLE INSURANCE FUNDS

                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES


----------------------------------------------------------------------------------------------------------------------------------
                                                          EQUITY FUNDS

   FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                                               V.I.
                                                           V.I.                         V.I.   MID
               V.I.   V.I.   V.I.   V.I.   V.I.   V.I.     DENT   V.I.           V.I.    LRG   CAP     V.I.   V.I.   V.I.  V.I.
SECURITY        AGG   BASIC  BLUE    CAP    CAP   CORE     DEMO   GLBL    V.I.   INT'L   CAP   CORE    NEW   PREM    REAL   SML
INVESTMENT     GRW    VALUE  CHIP   APPR   DEV    EQUITY  TRNDS   UTILIT  GRW     GRW    GRW   EQUITY  TECH  EQUITY  EST    CAP
TECHNIQUE      FUND   FUND   FUND   FUND   FUND    FUND    FUND   FUND    FUND   FUND   FUND    FUND   FUND   FUND   FUND  EQUITY
----------------------------------------------------------------------------------------------------------------------------------
                                                      EQUITY INVESTMENTS

Common Stock     X      X      X      X      X      X       X       X      X       X      X      X      X      X      X      X

Preferred        X      X      X      X      X      X       X       X      X       X      X      X      X      X      X      X
Stock

Convertible      X      X      X      X      X      X       X       X      X       X      X      X      X      X      X      X
Securities

Alternative      X      X      X      X      X      X       X       X      X       X      X      X      X      X      X      X
Entity
Securities

                                                     FOREIGN INVESTMENTS

Foreign          X      X      X      X      X      X       X       X      X       X      X      X      X      X      X      X
Securities

Foreign                                                             X                                                 X      X
Government
Obligations

Foreign          X      X      X      X      X      X       X       X      X       X      X      X      X      X      X      X
Exchange
Transactions

                                               DEBT INVESTMENTS FOR EQUITY FUNDS

U.S.                                                                                      X                    X      X      X
Government
Obligations

Mortgage-Backed                                                                                                       X
and
Asset-Backed
Securities

Collateralized                                                                                                        X
Mortgage
Obligations

Investment       X      X      X      X      X      X       X       X      X       X      X      X      X      X      X      X
Grade
Corporate Debt

Liquid Assets    X      X      X      X      X      X       X       X      X       X      X      X      X      X      X      X

Junk                                                                X                                                 X
Bonds
----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------
                       FIXED INCOME FUNDS AND
                         MONEY MARKET FUND
   FUND
-------------------------------------------------------
                         V.I.     V.I.   V.I.    V.I.
SECURITY       V.I.       DIV     GOVT  HIGH     MONEY
INVESTMENT     BAL       INCM     SEC   YIELD    MKT
TECHNIQUE      FUND      FUND     FUND   FUND     FUND
-------------------------------------------------------
                     EQUITY INVESTMENTS
Common Stock    X          X

Preferred       X          X               X
Stock

Convertible     X          X               X
Securities

Alternative     X          X               X
Entity
Securities

                   FOREIGN INVESTMENTS

Foreign         X          X       X       X       X
Securities

Foreign         X          X       X       X       X
Government
Obligations

Foreign         X          X       X       X
Exchange
Transactions

             DEBT INVESTMENTS FOR EQUITY FUNDS

U.S.
Government
Obligations

Mortgage-Backed
and
Asset-Backed
Securities

Collateralized
Mortgage
Obligations

Investment
Grade
Corporate Debt

Liquid Assets

Junk
Bonds
-------------------------------------------------------

                          AIM VARIABLE INSURANCE FUNDS

                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

-----------------------------------------------------------------------------------------------------------------------------------
                                                          EQUITY FUNDS

   FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                               V.I.
                                                           V.I.                         V.I.   MID
               V.I.   V.I.   V.I.   V.I.   V.I.   V.I.     DENT   V.I.           V.I.    LRG   CAP     V.I.   V.I.   V.I.  V.I.
SECURITY        AGG   BASIC  BLUE    CAP    CAP   CORE     DEMO   GLBL    V.I.   INT'L   CAP   CORE    NEW   PREM    REAL   SML
INVESTMENT     GRW    VALUE  CHIP   APPR   DEV    EQUITY  TRNDS   UTILIT  GRW     GRW    GRW   EQUITY  TECH  EQUITY  EST    CAP
TECHNIQUE      FUND   FUND   FUND   FUND   FUND    FUND    FUND   FUND    FUND   FUND   FUND    FUND   FUND   FUND   FUND  EQUITY
-----------------------------------------------------------------------------------------------------------------------------------

                                        DEBT INVESTMENTS FOR FIXED INCOME FUNDS AND MONEY MARKET FUND

U.S.
Government
Obligations

Rule 2a-7
Requirements

Foreign Bank
Obligations

Mortgage-Backed
and Asset-Backed
Securities

Collateralized
Mortgage
Obligations

Bank
Instruments

Commercial
Instruments

Participation
Interests

Municipal
Lease
Obligations

Investment
Grade
Corporate
Debt
Obligations

Junk Bonds
-----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------
                          FIXED INCOME FUNDS AND
                            MONEY MARKET FUND
   FUND
----------------------------------------------------------
                            V.I.     V.I.   V.I.    V.I.
SECURITY          V.I.       DIV     GOVT  HIGH     MONEY
INVESTMENT        BAL       INCM     SEC   YIELD    MKT
TECHNIQUE         FUND      FUND     FUND   FUND     FUND
----------------------------------------------------------

           DEBT INVESTMENTS FOR FIXED INCOME
               FUNDS AND MONEY MARKET FUND

U.S.               X         X        X       X       X
Government
Obligations

Rule 2a-7          X         X        X       X       X
Requirements

Foreign Bank       X         X                X       X
Obligations

Mortgage-Backed    X         X        X       X
and Asset-Backed
Securities

Collateralized     X
Mortgage
Obligations

Bank               X         X                        X
Instruments

Commercial         X         X                X       X
Instruments

Participation                                         X
Interests

Municipal          X         X                X       X
Lease
Obligations

Investment         X         X                X       X
Grade
Corporate
Debt
Obligations

Junk Bonds                   X                X
----------------------------------------------------------

                          AIM VARIABLE INSURANCE FUNDS

                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES


----------------------------------------------------------------------------------------------------------------------------------
                                                          EQUITY FUNDS

   FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                                               V.I.
                                                           V.I.                         V.I.   MID
               V.I.   V.I.   V.I.   V.I.   V.I.   V.I.     DENT   V.I.           V.I.    LRG   CAP     V.I.   V.I.   V.I.  V.I.
SECURITY        AGG   BASIC  BLUE    CAP    CAP   CORE     DEMO   GLBL    V.I.   INT'L   CAP   CORE    NEW   PREM    REAL   SML
INVESTMENT     GRW    VALUE  CHIP   APPR   DEV    EQUITY  TRNDS   UTILIT  GRW     GRW    GRW   EQUITY  TECH  EQUITY  EST    CAP
TECHNIQUE      FUND   FUND   FUND   FUND   FUND    FUND    FUND   FUND    FUND   FUND   FUND    FUND   FUND   FUND   FUND  EQUITY
----------------------------------------------------------------------------------------------------------------------------------
                                                               OTHER INVESTMENTS
REITs            X      X      X      X      X      X       X       X      X       X      X      X      X      X      X      X

Other            X      X      X      X      X      X       X       X      X       X      X      X      X      X      X      X
Investment
Companies

Defaulted
Securities

Municipal
Forward
Contracts

Variable or
Floating
Rate
Instruments

Indexed
Securities

Zero-Coupon
and
Pay-in-Kind
Securities

Synthetic
Municipal
Instruments

                                                          INVESTMENT TECHNIQUES

Delayed         X      X       X      X      X      X       X       X      X       X      X      X      X      X      X      X
Delivery
Transactions

When-Issued     X      X       X      X      X      X       X       X      X       X      X      X      X      X      X      X
Securities

Short Sales     X      X       X      X      X      X       X       X      X       X      X      X      X      X      X      X

Margin
Transactions

Swap            X      X       X      X      X      X       X       X      X       X      X      X      X      X      X      X
Agreements

Interfund       X      X       X      X      X      X       X       X      X       X      X      X      X      X      X      X
Loans

Borrowing       X      X       X      X      X      X       X       X      X       X      X      X      X      X      X      X
----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------
                       FIXED INCOME FUNDS AND
                         MONEY MARKET FUND
   FUND
-------------------------------------------------------
                         V.I.     V.I.   V.I.    V.I.
SECURITY       V.I.       DIV     GOVT  HIGH     MONEY
INVESTMENT     BAL       INCM     SEC   YIELD    MKT
TECHNIQUE      FUND      FUND     FUND   FUND     FUND
-------------------------------------------------------
                      OTHER INVESTMENTS

REITs           X          X       X       X       X

Other           X          X       X       X       X
Investment
Companies

Defaulted                                  X
Securities

Municipal
Forward
Contracts

Variable or     X          X               X       X
Floating
Rate
Instruments

Indexed
Securities

Zero-Coupon     X          X               X
and
Pay-in-Kind
Securities

Synthetic
Municipal
Instruments

                   INVESTMENT TECHNIQUES

Delayed         X          X       X       X       X
Delivery
Transactions

When-Issued     X          X       X       X       X
Securities

Short Sales     X          X       X       X

Margin
Transactions

Swap            X          X
Agreements

Interfund       X          X       X       X       X
Loans

Borrowing       X          X       X       X       X
-------------------------------------------------------

                          AIM VARIABLE INSURANCE FUNDS

                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES


---------------------------------------------------------------------------------------------------------------------------------
                                                          EQUITY FUNDS

   FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                                               V.I.
                                                           V.I.                         V.I.   MID
               V.I.   V.I.   V.I.   V.I.   V.I.   V.I.     DENT   V.I.           V.I.    LRG   CAP     V.I.   V.I.   V.I.  V.I.
SECURITY        AGG   BASIC  BLUE    CAP    CAP   CORE     DEMO   GLBL    V.I.   INT'L  CAP    CORE    NEW   PREM    REAL   SML
INVESTMENT     GRW    VALUE  CHIP   APPR   DEV    EQUITY  TRNDS   UTILIT  GRW     GRW   GRW    EQUITY  TECH  EQUITY  EST    CAP
TECHNIQUE      FUND   FUND   FUND   FUND   FUND    FUND    FUND   FUND    FUND   FUND   FUND    FUND   FUND   FUND   FUND  EQUITY
---------------------------------------------------------------------------------------------------------------------------------
Lending         X      X       X      X      X      X       X       X      X       X      X      X      X      X      X      X
Portfolio
Securities

Repurchase      X      X       X      X      X      X       X       X      X       X      X      X      X      X      X      X
Agreements

Reverse         X      X       X      X      X      X       X       X      X       X      X      X      X      X      X      X
Repurchase
Agreements

Dollar Rolls

Illiquid        X      X       X      X      X      X       X       X      X       X      X      X      X      X      X      X
Securities

Rule 144A       X      X       X      X      X      X       X       X      X       X      X      X      X      X      X      X
Securities

Unseasoned      X      X       X      X      X      X       X       X      X       X      X      X      X      X      X      X
Securities

Portfolio
Transactions

Sale of
Money Market
Securities

Standby
Commitments

                                                             DERIVATIVES

Equity-Linked    X      X      X      X      X      X       X       X      X       X      X      X      X      X      X      X
Derivatives

Put Options      X      X      X      X      X      X       X       X      X       X      X      X      X      X      X      X

Call Options     X      X      X      X      X      X       X       X      X       X      X      X      X      X      X      X

Straddles        X      X      X      X      X      X       X       X      X       X      X      X      X      X      X      X

Warrants         X      X      X      X      X      X       X       X      X       X      X      X      X      X      X      X
---------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------
                        FIXED INCOME FUNDS AND
                          MONEY MARKET FUND
   FUND
--------------------------------------------------------
                          V.I.     V.I.   V.I.    V.I.
SECURITY        V.I.      DIV      GOVT  HIGH     MONEY
INVESTMENT      BAL       INCM     SEC   YIELD     MKT
TECHNIQUE       FUND      FUND     FUND   FUND     FUND
--------------------------------------------------------
Lending          X          X       X       X       X
Portfolio
Securities

Repurchase       X          X       X       X       X
Agreements

Reverse          X          X       X       X       X
Repurchase
Agreements

Dollar Rolls     X          X       X

Illiquid         X          X       X       X       X
Securities

Rule 144A        X          X       X       X       X
Securities

Unseasoned       X          X       X       X
Securities

Portfolio
Transactions

Sale of
Money Market
Securities

Standby
Commitments

                        DERIVATIVES

Equity-Linked    X
Derivatives

Put Options      X          X       X       X

Call Options     X          X       X       X

Straddles        X          X       X       X

Warrants         X          X               X
--------------------------------------------------------

                          AIM VARIABLE INSURANCE FUNDS

                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES


----------------------------------------------------------------------------------------------------------------------------------
                                                          EQUITY FUNDS

   FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                                               V.I.
                                                           V.I.                         V.I.   MID
               V.I.   V.I.   V.I.   V.I.   V.I.   V.I.     DENT   V.I.           V.I.    LRG   CAP     V.I.   V.I.   V.I.  V.I.
SECURITY        AGG   BASIC  BLUE    CAP    CAP   CORE     DEMO   GLBL    V.I.   INT'L  CAP    CORE    NEW   PREM    REAL   SML
INVESTMENT     GRW    VALUE  CHIP   APPR   DEV    EQUITY  TRNDS   UTILIT  GRW     GRW   GRW    EQUITY  TECH  EQUITY  EST    CAP
TECHNIQUE      FUND   FUND   FUND   FUND   FUND    FUND    FUND   FUND    FUND   FUND   FUND    FUND   FUND   FUND   FUND  EQUITY
----------------------------------------------------------------------------------------------------------------------------------
Futures         X      X      X      X      X      X       X       X      X       X      X      X      X      X      X      X
Contracts
and Options
on Futures
Contracts

Forward          X      X      X      X      X      X       X       X      X       X      X      X      X      X      X      X
Currency
Contracts

Cover            X      X      X      X      X      X       X       X      X       X      X      X      X      X      X      X

                                             ADDITIONAL SECURITIES OR INVESTMENT TECHNIQUES

Special                               X
Situations

Taxable
Municipal
Securities
----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------
                       FIXED INCOME FUNDS AND
                         MONEY MARKET FUND
-------------------------------------------------------
   FUND
-------------------------------------------------------
                         V.I.     V.I.   V.I.    V.I.
SECURITY       V.I.      DIV      GOVT  HIGH     MONEY
INVESTMENT     BAL       INCM     SEC   YIELD     MKT
TECHNIQUE      FUND      FUND     FUND   FUND     FUND
-------------------------------------------------------
Futures        X          X       X       X
Contracts
and Options
on Futures
Contracts

Forward         X          X               X
Currency
Contracts

Cover           X          X       X       X

      ADDITIONAL SECURITIES OR INVESTMENT TECHNIQUES

Special
Situations

Taxable                                    X       X
Municipal
Securities
-------------------------------------------------------

Equity Investments


         COMMON STOCK. Common stock is issued by companies principally to raise cash for business purposes and represents a residual interest in the issuing company. A Fund participates in the success or failure of any company in which it holds stock. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         PREFERRED STOCK. Preferred stock, unlike common stock, often offers a stated dividend rate payable from a corporation's earnings. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

         CONVERTIBLE SECURITIES. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into a prescribed amount of common stock or other equity securities at a specified price and time. The holder of convertible securities is entitled to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is converted.

         The value of a convertible security depends on interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. Convertible securities may be illiquid, and may be required to convert at a time and at a price that is unfavorable to the Fund. AIM V.I. Blue Chip Fund does not intend to invest more than 10% of its total assets in convertible securities.

         The Funds will invest in a convertible debt security based primarily on the characteristics of the equity security into which it converts, and without regard to the credit rating of the convertible security (even if the credit rating is below investment grade). To the extent that a Fund invests in convertible debt securities with credit ratings below investment grade, such securities may have a higher likelihood of default, although this may be somewhat offset by the convertibility feature. See also "Junk Bonds" below.

         ALTERNATIVE ENTITY SECURITIES. Companies that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities may issue equity securities that are similar to common or preferred stock of corporations.

Foreign Investments

         FOREIGN SECURITIES. Foreign securities are equity or debt securities issued by entities outside the United States. The term "foreign securities" includes securities in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers. Depositary Receipts are typically issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations.

         Each Fund may invest in foreign securities as described in the Prospectus. Investments by a Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described below.

         Currency Risk. The value of the Funds' foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

         Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds' investments.

         Regulatory Risk. Foreign companies are not registered with the Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

         Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

         On January 1, 1999, certain members of the European Economic and Monetary Union ("EMU"), established a common European currency known as the "euro" and each member's local currency became a denomination of the euro. Each participating country (currently, Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain) has replaced its local currency with the euro effective July 1, 2002.


         Risks of Developing Countries. Each Fund (excluding AIM V.I. Money Market Fund) may invest up to 5%, except that AIM V.I. Dent Demographic Trends Fund may invest up to 10% and AIM V.I. International Growth Fund may invest up to 20%, of their respective total assets in securities of companies located in developing countries. Developing countries are those countries which are not included in the MSCI World Index. The Funds consider various factors when determining whether a company is in a developing country, including whether (1) it is organized under the laws of a developing country; (2) it has a principal office in a developing country; (3) it derives 50% or more of its total revenues from business in a developing country; or (4) its securities are trading principally on a stock exchange, or in an over-the-counter market, in a developing country. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small, are less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund's investments.




         FOREIGN GOVERNMENT OBLIGATIONS. Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. These securities involve the risks discussed above with respect to foreign securities. Additionally, the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country's willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the governments of developing countries. Foreign government obligations of developing countries, and some structures of emerging market debt securities, both of which are generally below investment grade, are sometimes referred to as "Brady Bonds".

         FOREIGN EXCHANGE TRANSACTIONS. Foreign exchange transactions include direct purchases of futures contracts with respect to foreign currency, and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange traded futures contracts.

         Each Fund (except AIM V.I. Money Market Fund) has authority to deal in foreign exchange between currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rates between those currencies. A Fund may commit the same percentage of its assets to foreign exchange hedges as it can invest in foreign securities.

         The Funds may utilize either specific transactions ("transaction hedging") or portfolio positions ("position hedging") to hedge foreign currency exposure through foreign exchange transactions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of the Fund, or the payment of dividends and distributions by the Fund. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio security positions, such as in an ADR) denominated or quoted in a foreign currency. Additionally, foreign exchange transactions may involve some of the risks of investments in foreign securities.

Debt Investments for Equity Funds


         U.S. GOVERNMENT OBLIGATIONS. See "Debt Investments for Fixed Income Funds and Money Market Fund - U.S. Government Obligations" on page 13.



         MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. See "Debt Investments for Fixed Income Funds and Money Market Fund - Mortgage Backed and Asset-Backed Securities" on page 14.



         COLLATERALIZED MORTGAGE OBLIGATIONS. See "Debt Investments for Fixed Income Funds and Money Market Fund - Collateralized Mortgage Obligations" on page 15.


         INVESTMENT GRADE CORPORATE DEBT OBLIGATIONS. Each Fund may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of a Fund, its investment adviser may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate.

         LIQUID ASSETS. For cash management purposes, the Funds may hold a portion of their assets in cash or cash equivalents, including shares of affiliated money market funds. Cash equivalents include money market instruments (such as certificates of deposit, time deposits, banker's acceptances from U.S. or foreign banks, and repurchase agreements), shares of affiliated money market funds or high-quality debt obligations (such as U.S. Government obligations, commercial paper, master notes and other short-term corporate instruments, participation interests in corporate loans, and municipal obligations).

         JUNK BONDS. Junk bonds are lower-rated or non-rated debt securities. Junk bonds are considered speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligation. While generally providing greater income and opportunity for gain, non-investment grade debt securities are subject to greater risks than higher-rated securities.

         Companies that issue junk bonds are often highly leveraged, and may not have more traditional methods of financing available to them. During an economic downturn or recession, highly leveraged issuers of high yield securities may experience financial stress, and may not have sufficient revenues to meet their interest payment obligations. Economic downturns tend to disrupt the market for junk bonds, lowering their values, and increasing their price volatility. The risk of issuer default is higher with respect to junk bonds because such issues are generally unsecured and are often subordinated to other creditors of the issuer.

         The credit rating of a junk bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer's financial condition. The lower the rating of a junk bond, the more speculative its characteristics.

         To the extent that a Fund has the ability to invest in junk bonds, a Fund may have difficulty selling certain junk bonds because they may have a thin trading market. The lack of a liquid secondary market may have an adverse effect on the market price and each Fund's ability to dispose of particular issues and may also make it more difficult for each Fund to obtain accurate market quotations of valuing these assets. In the event a Fund experiences an unexpected level of net redemptions, the Fund could be forced to sell its junk bonds at an unfavorable price. Prices of junk bonds have been found to be less sensitive to fluctuations in interest rates, and more sensitive to adverse economic changes and individual corporate developments than those of higher-rated debt securities.

         Descriptions of debt securities ratings are found in Appendix A.

Debt Investments for Fixed Income Funds and Money Market Fund

         U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.

         RULE 2a-7 REQUIREMENTS. Money market instruments in which the Fund will invest will be "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. An Eligible Security is generally a rated security with a remaining maturity of 397 calendar days or less that has been rated by the Requisite NRSROs (as defined below) in one of the two highest short-term rating categories, or a security issued by an issuer that has received a rating by the Requisite NRSROs in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Eligible Securities may also include unrated securities determined by AIM (under the supervision of and pursuant to guidelines established by the Board of Trustees) to be of comparable quality to such rated securities. If an unrated security is subject to a guarantee, to be an Eligible Security, the guarantee generally must have received a rating from an NRSRO in one of the two highest short-term rating categories or be issued by a guarantor that has received a rating from an NRSRO in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). The term "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time a Fund acquires the security, that NRSRO.

         AIM V.I. Money Market Fund will attempt to maintain a constant net asset value per share of $1.00 and, to this end, values its assets by the amortized cost method and rounds the per share net asset value of its shares in compliance with applicable rules and regulations. Accordingly, the Fund invests only in securities having remaining maturities of 397 days or less and maintains a dollar weighted average portfolio maturity of 90 days or less. The maturity of a security held by the Fund is determined in compliance with applicable rules and regulations. Certain securities bearing interest at rates that are adjusted prior to the stated maturity of the instrument or that are subject to redemption or repurchase agreements are deemed to have maturities shorter than their stated maturities.

         FOREIGN BANK OBLIGATIONS. To the extent that a Fund has the ability to invest in foreign Bank Obligations, the Fund may invest in Eurodollar obligations (i.e., U.S. dollar-denominated obligations issued by a foreign branch of a domestic bank), Yankee dollar obligations (i.e., U.S. dollar-denominated obligations issued by a domestic branch of a foreign bank) and obligations of foreign branches of foreign banks. AIM V.I. Money Market Fund will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 50% of its total assets at the time of purchase, provided that there is no limitation upon the Fund's investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligation is unconditionally liable in the event that the foreign branch for any reason fails to pay on the Eurodollar obligation; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks. Eurodollar, Yankee dollar and other foreign bank obligations include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. For a discussion of the risks pertaining to investments in foreign securities, see "Risk Factors" in this Statement of Additional Information.

         MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Mortgage-backed securities are mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by nongovernment entities. Mortgage-related securities represent pools of mortgage loans assembled for sale to investors by various government agencies such as GNMA and government-related organizations such as FNMA and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by nongovernment issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest. That guarantee is backed by the full faith and credit of the U.S. Treasury. GNMA is a corporation wholly owned by the

U.S. Government within the Department of Housing and Urban Development. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") and are guaranteed as to payment of principal and interest by FNMA itself and backed by a line of credit with the U.S. Treasury. FNMA is a government-sponsored entity wholly owned by public stockholders. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs") guaranteed as to payment of principal and interest by FHLMC itself and backed by a line of credit with the U.S. Treasury. FHLMC is a government-sponsored entity wholly owned by public stockholders.

         Other asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. Regular payments received in respect of such securities include both interest and principal. Asset-backed securities typically have no U.S. Government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

         If a Fund purchases a mortgage-backed or other asset-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-backed or other asset-backed security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return.


         COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). AIM V.I. Balanced Fund and AIM V.I. Real Estate Fund may invest in CMOs. The Fund can also invest in mortgage-backed bonds and asset-backed securities. A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.


         CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

         In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

         CMOs that are issued or guaranteed by the U.S. government or by any of its agencies or instrumentalities will be considered U.S. government securities by the Funds, while other CMOs, even if collateralized by U.S. government securities, will have the same status as other privately issued securities for purposes of applying a Fund's diversification tests.

         FHLMC CMOs. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC Participation Certificates, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

         If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

         Risks of Mortgage-Related Securities. Investment in mortgage-backed securities poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.

         Market risk reflects the risk that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and a Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

         Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult.

         BANK INSTRUMENTS. Each Fund may invest in certificates of deposits, time deposits, and bankers' acceptances from U.S. or foreign banks. A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity. A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

         COMMERCIAL INSTRUMENTS. Each Fund may invest in commercial instruments, including commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Fund. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Variable rate master demand notes are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the applicable quality criteria. The interest rate on a variable rate master demand note is periodically redetermined according to a prescribed formula. All variable rate master demand notes acquired by AIM V.I. Money Market Fund will be payable within a prescribed notice period not to exceed seven days.

         PARTICIPATION INTERESTS. AIM V.I. Money Market Fund may purchase participations in corporate loans. Participation interests generally will be acquired from a commercial bank or other financial institution (a "Lender") or from other holders of a participation interest (a "Participant"). The purchase of a participation interest either from a Lender or a Participant will not result in any direct contractual relationship with the borrowing company ("the Borrower"). Instead, the Fund will be required to rely on the Lender or the Participant that sold the participation interest both for the enforcement of the Fund's rights against the Borrower and for the receipt and processing of payments due to the Fund under the loans. The Fund is thus subject to the credit risk of both the Borrower and a Participant. Participation interests are generally subject to restrictions on resale. The Fund considers participation interests to be illiquid and therefore subject to the Fund's percentage limitation for investments in illiquid securities.

         MUNICIPAL LEASE OBLIGATIONS. Municipal lease obligations may take the form of a lease, an installment purchase or a conditional sales contract. Municipal lease obligations are issued by state and local governments and authorities to acquire land, equipment and facilities such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Interest payments on qualifying municipal leases for exempt from federal income taxes. Consistent with its investment objective, a Fund may purchase these obligations directly, or they may purchase participation interests in such obligations. Municipal leases are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet in order to issue municipal obligations, and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may contain "non-appropriation" clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Accordingly, such obligations are subject to "non-appropriation" risk. While municipal leases are secured by the underlying capital asset, it may be difficult to dispose of such assets in the event of non-appropriation or other default. All direct investments by the Fund in municipal lease obligations shall be deemed illiquid and shall be valued according to the Fund's Procedures for Valuing Securities current at the time of such valuation.

         INVESTMENT GRADE CORPORATE DEBT OBLIGATIONS. See "Debt Investments for Equity Funds - Investment Grade Corporate Debt" on page 12.

         JUNK BONDS. See "Debt Investments for Equity Funds - Junk Bonds" on page 12.

Other Investments

         REAL ESTATE INVESTMENT TRUSTS ("REITS"). REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.


         To the extent consistent with its investment objective, each Fund (except AIM V.I. Real Estate Fund) may invest up to 15% of its total assets in equity and/or debt securities issued by REITs. AIM V.I. Real Estate Fund may invest all of its total assets in equity and/or debt securities issued by REITs.


         To the extent that a Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

         In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

         OTHER INVESTMENT COMPANIES. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund.

         The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies other than Affiliated Money Market Funds.

         DEFAULTED SECURITIES. AIM V.I. High Yield Fund may invest in defaulted securities. In order to enforce its rights in defaulted securities, the Fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on the defaulted securities. This could increase a Fund's operating expenses and adversely affect its net asset value. Any investments by a Fund in defaulted securities will also be considered illiquid securities subject to the limitations described herein, unless AIM determines that such defaulted securities are liquid under guidelines adopted by the Board of Trustees.

         VARIABLE OR FLOATING RATE INSTRUMENTS. The Funds may invest in Municipal Securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of Municipal Securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate Municipal Securities than for fixed rate obligations. Many Municipal Securities with variable or floating interest rates purchased by a Fund are subject to payment of principal and accrued interest (usually within seven days) on the Fund's demand. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. All variable or floating rate instruments will meet the applicable quality standards of a Fund. AIM will monitor the pricing, quality and liquidity of the variable or floating rate Municipal Securities held by the Funds.

         To the extent a Fund has the ability to invest in Variable or Floating Rate Instruments, the Fund may invest in inverse floating rate obligations or residual interest bonds, or other obligations or certificates related to such securities which have similar features. These types of obligations generally have floating or variable interest rates that move in the opposite direction of short-term interest rates, and generally increase or decrease in value in response to changes in short-term interest rates at a rate which is a multiple (typically two) of the rate at which long-term fixed rate tax-exempt securities increase or decrease in response to such changes. As a result, such obligations have the effect of providing investment leverage and may be more volatile than long-term fixed rate tax-exempt securities.

         ZERO-COUPON AND PAY-IN-KIND SECURITIES. To the extent consistent with its investment objective, each Fund may invest in zero-coupon or pay-in-kind securities. These securities are debt securities that do not make regular cash interest payments. Zero-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because zero-coupon and pay-in-kind securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal tax law requires the holders of zero-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accrued during that year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code") and to avoid certain excise taxes, the Fund may be required to distribute a portion of such discount and income, and may be required to dispose of other portfolio securities, which could occur during periods of adverse market prices, in order to generate sufficient cash to meet these distribution requirements.

Investment Techniques

         DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions involve commitments by a Fund to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. A Fund may purchase securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date. Delayed delivery transactions will not be used as a speculative or leverage technique.

         Investment in securities on a delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement. Absent extraordinary circumstances, a Fund will not sell or otherwise transfer the delayed delivery basis securities prior to settlement.

         AIM V.I. Government Securities Fund may enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, the Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.

         WHEN-ISSUED SECURITIES. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

         Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

         Investment in securities on a when-issued basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a when-issued commitment. A Fund will employ techniques designed to reduce such risks. If a Fund purchases a when-issued security, the Fund's custodian bank will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         SHORT SALES. In a short sale, a Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. A Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund will make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Fund does not want to sell the security it owns, because it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against a Fund's position in a convertible security, the anticipated fluctuation in the conversion premium is considered. A Fund may also make short sales to generate additional income from the investment of the cash proceeds of short sales.

         A Fund will only make short sales "against the box," meaning that at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and in an amount to, the securities sold short. To secure its obligation to deliver the securities sold short, a Fund will segregate with its custodian an equal amount to the securities sold short or securities convertible into or exchangeable for such securities. A Fund may pledge no more than 10% of its total assets as collateral for short sales against the box.

         MARGIN TRANSACTIONS. None of the Funds will purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.

         SWAP AGREEMENTS. To the extent that a Fund has the ability to enter into Swap Agreements, a Fund has the ability to enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Commonly used swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

         The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by a Fund would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Obligations under a swap agreement will be accrued daily (offset against amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating liquid assets, to avoid any potential leveraging of the Fund. A Fund will not enter into a swap agreement with any single party if the net amount owned to or to be received under existing contracts with that party would exceed 5% of the Fund's total assets. For a discussion of the tax considerations relating to swap agreements, see "Dividends, Distributions and Tax Matters - Swap Agreements."

         INTERFUND LOANS. Each Fund may lend uninvested cash up to 15% of its net assets to other AIM Funds and each Fund may borrow from other AIM Funds to the extent permitted under such Fund's investment restrictions. During temporary or emergency periods, the percentage of a Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund borrowings are outstanding, a Fund cannot make any additional investments. If a Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, such Fund will secure all of its loans from other AIM Funds. The ability of a Fund to lend its securities to other AIM Funds is subject to certain other terms and conditions.

         BORROWING. Each Fund may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, a Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, a Fund's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

         LENDING PORTFOLIO SECURITIES. Each Fund may lend its portfolio securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets.

         The Fund would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of any cash collateral. A Fund will not have the right to vote securities while they are being lent, but it can call a loan in anticipation of an important vote. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or Affiliated Money Market Funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned increases and the collateral is not increased accordingly or in the event of default by the borrower. The Fund could also experience delays and costs in gaining access to the collateral.

         REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during a Fund's holding period. A Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. Each of the Funds may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

         If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

         The Funds may invest their cash balances in joint accounts with other AIM Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by a Fund under the 1940 Act.

         REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or
(iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered borrowings by a Fund under the 1940 Act.

         DOLLAR ROLLS. A dollar roll involves the sale by a Fund of a mortgage security to a financial institution such as a broker-dealer or a bank, with an agreement to repurchase a substantially similar (i.e., same type, coupon and maturity) security at an agreed upon price and date. The mortgage securities that are repurchased will bear the same interest rate as those sold, but will generally be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the sold security.

         Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. At the time the Fund enters into a dollar roll, it will segregate liquid assets having a dollar value equal to the repurchase price, and will monitor the account to ensure that such equivalent value is maintained. The Fund typically enters into dollar roll transactions to enhance the Fund's return either on an income or total return basis or to manage prepayment risk. Dollar rolls are considered borrowings by a Fund under the 1940 Act.

         ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A, and thus may or may not constitute illiquid securities.

         Each Fund, except AIM V.I. Money Market Fund, may invest up to 15% of its net assets in securities that are illiquid. AIM V.I. Money Market Fund may invest up to 10% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

         RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers;
(iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review a Fund's holdings of illiquid securities to determine what, if any, action is required to assure that such Fund complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

         UNSEASONED ISSUERS. Investments in the equity securities of companies having less than three years' continuous operations (including operations of any predecessor) involve more risk than investments in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.


         [SALE OF MONEY MARKET SECURITIES. The Funds do not seek profits through short-term trading and will generally hold portfolio securities to maturity. However, AIM may seek to enhance the yield of a Fund by taking advantage of yield disparities that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure. AIM may also dispose of any portfolio security prior to maturity to meet redemption requests, and as a result of a revised credit evaluation of the issuer or other circumstances or considerations. A Fund's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by a Fund, the high turnover should not adversely affect a Fund's net income.]


Derivatives

         To the extent a Fund has the ability to invest in Derivatives, the Fund may invest in forward currency contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with the Fund's investments. The Fund may also invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

         EQUITY-LINKED DERIVATIVES. Equity-Linked Derivatives are interests in a securities portfolio designed to replicate the composition and performance of a particular securities index. Equity-Linked Derivatives are exchange traded. The performance results of Equity-Linked Derivatives will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by the Equity-Linked Derivatives. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optimised Portfolios As Listed Securities ("OPALS"). Investments in Equity-Linked Derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the Equity-Linked Derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in Equity-Linked Derivatives may constitute investments in other investment companies, and therefore, a Fund may be subject to the same investment restrictions with Equity-Linked Derivatives as with other investment companies. See "Other Investment Companies."

         PUT AND CALL OPTIONS. A call option gives the purchaser the right to buy the underlying security, futures contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, futures contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell the underlying security, futures contract or foreign currency. A put option gives the purchaser the right to sell the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, futures contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Until an option expires or is offset, the option is said to be "open." When an option expires or is offset, the option is said to be "closed."

         A Fund will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. A Fund will not purchase options if, at any time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

         Pursuant to federal securities rules and regulations, a Fund's use of options may require that Fund to set aside assets to reduce the risks associated with using those options. This process is described in more detail below in the section "Cover."

         Writing Options. Each Fund may write put and call options in an attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying security, futures contract, or foreign currency alone. A Fund may only write a call option on a security if it owns an equal amount of such security or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to the securities subject to the call option. In return for the premium received for writing a call option, the Fund foregoes the opportunity for profit from a price increase in the underlying security, futures contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the underling security, futures contract, or foreign currency decline.

         A Fund may write a put option without owning the underlying security if it covers the option as described below in the section "Cover." A Fund may only write a put option on a security as part of an investment strategy, and not for speculative purposes. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying security, futures contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.

         If a call option that a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset to the extent of the premium received. A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lowest price it is willing to receive for the underlying security, contract or currency. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.

         Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, futures contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security, futures contract or currency with either a different exercise price or expiration date, or both.

         Purchasing Options. Each Fund may purchase a call option for the purpose of acquiring the underlying security, futures contract or currency for its portfolio. The Fund is not required to own the underlying security in order to purchase a call option, and may only cover this transaction with cash, liquid assets and/or short-term debt securities. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security, futures contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security, futures contract or currency. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. Each of the Funds may also purchase call options on underlying securities, futures contracts or currencies against which it has written other call options. For example, where a Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise strike and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

         A Fund may only purchase a put option on an underlying security, futures contract or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security, futures contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, futures contract or currency is delivered upon the exercise of the put option.

Conversely, if the underlying security, futures contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost. A Fund may also purchase put options on underlying securities, futures contracts or currencies against which it has written other put options. For example, where a Fund has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, a Fund may write call options on underlying securities, futures contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a "collar."

         Over-The-Counter Options. Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Because purchased OTC options in certain cases may be difficult to dispose of in a timely manner, the Fund may be required to treat some or all of these options (i.e., the market value) as illiquid securities. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

         Index Options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference.

         The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index.

         Pursuant to federal securities rules and regulations, if a Fund writes index options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

         STRADDLES. Each Fund, for hedging purposes, may write straddles (combinations of put and call options on the same underlying security) to adjust the risk and return characteristics of the Fund's overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         WARRANTS. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place (collectively, "Futures Contracts"). A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times when a Futures Contract is outstanding.

         A Fund will enter into Futures Contracts for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. A Fund's hedging may include sales of Futures Contracts as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures Contracts as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

         The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC"). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. For a further discussion of the risks associated with investments in foreign securities, see "Foreign Investments" in this Statement of Additional Information.

         Closing out an open Futures Contract is effected by entering into an offsetting Futures Contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.

         "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures Contracts trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

         Subsequent payments, called "variation margin," to and from the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

         If a Fund were unable to liquidate a Futures Contract or an option on a Futures Contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Futures Contract or option or to maintain cash or securities in a segregated account.

         Options on Futures Contracts. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures Contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures Contract margin account. The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         Limitations on Futures Contracts and Options on Futures Contracts and on Certain Options on Currencies. To the extent that a Fund enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the total assets of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

         Pursuant to federal securities rules and regulations, a Fund's use of Futures Contracts and options on Futures Contracts may require that Fund to set aside assets to reduce the risks associated with using Futures Contracts and options on Futures Contracts.
This process is described in more detail below in the section "Cover."

         FORWARD CURRENCY CONTRACTS. A forward currency contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund either may accept or make delivery of the currency at the maturity of the forward currency contract. A Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Forward currency contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.

         Each Fund may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund may enter into forward currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward currency contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency.

         The cost to a Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while forward currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

         Pursuant to federal securities rules and regulations, a Fund's use of forward currency contracts may require that Fund to set aside assets to reduce the risks associated with using forward currency contracts. This process is described in more detail below in the section "Cover."

         COVER. Transactions using forward currency contracts, futures contracts and options (other than options purchased by a Fund) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless, in addition to complying with all the restrictions noted in the disclosure above, it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, forward contracts or futures contracts or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a futures contract, forward contract or option is deemed to be illiquid, the assets used to "cover" the Fund's obligation will also be treated as illiquid for purposes of determining the Fund's maximum allowable investment in illiquid securities.

         Even though options purchased by the Funds do not expose the Funds to an obligation to another party, but rather provide the Funds with a right to exercise, the Funds intend to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, a Fund will treat the market value of the option (i.e., the amount at risk to the Fund) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.

         Assets used as cover cannot be sold while the position in the corresponding forward contract, futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES. The use by the Funds of options, futures contracts and forward currency contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

         (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

         (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

         (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

         (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon or forward contract at any particular time.



         (5) As described above, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

(6) There is no assurance that a Fund will use hedging transactions. For example, if a Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.

Additional Securities or Investment Techniques

         SPECIAL SITUATIONS. A special situation arises when, in the opinion of the Fund's management, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include things such as liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs and new management or management policies. Although large and well known companies may be involved, special situations more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

         TAXABLE MUNICIPAL SECURITIES. Taxable municipal securities are debt securities issued by or on behalf of states and their political subdivisions, the District of Columbia, and possessions of the United States, the interest on which is not exempt from federal income tax.

DIVERSIFICATION REQUIREMENTS - AIM V.I. MONEY MARKET FUND

         As a money market fund, AIM V.I. Money Market Fund is subject to the diversification requirements of Rule 2a-7 under the 1940 Act. This Rule sets forth two different diversification requirements: one applicable to the issuer of securities (provided that such securities are not subject to a demand feature or a guarantee), and one applicable to securities with demand features or guarantees.

         The issuer diversification requirement provides that the Fund may not invest in the securities of any issuer if, as a result, more than 5% of its total assets would be invested in securities issued by such issuer. If the securities are subject to a demand feature or guarantee, however, they are not subject to this requirement. Moreover, for purposes of this requirement, the issuer of a security is not always the nominal issuer. Instead, in certain circumstances, the underlying obligor of a security is deemed to be the issuer of the security. Such circumstances arise for example when another political subdivision agrees to be ultimately responsible for payments of principal of an interest on a security or when the assets and revenues of a non-governmental user of the facility financed with the securities secures repayment of such securities.

         The diversification requirement applicable to securities subject to a demand feature or guarantee provides that, with respect to 75% of its total assets, the Fund may not invest more than 10% of its total assets in securities issued by or subject to demand features or guarantees from the same entity. A demand feature permits the Fund to sell a security at approximately its amortized cost value plus accrued interest at specified intervals upon no more than 30 days' notice. A guarantee includes a letter of credit, bond insurance and an unconditional demand feature (provided the demand feature is not provided by the issuer of the security.)

FUND POLICIES


         FUNDAMENTAL RESTRICTIONS. Each Fund is subject to the following fundamental investment restrictions, except AIM V.I. Global Utilities Fund is not subject to restrictions (1) or (4) and AIM V.I. Real Estate Fund is not subject to restriction (4). Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares. Consistent with applicable law and unless otherwise provided, all percentage limitations apply at the time of purchase.


(1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions;

         (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions;


         (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933;

         (4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments, or (iii) for AIM V.I. Money Market Fund, bank instruments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security;


         AIM V.I. Real Estate Fund will concentrate (as such term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of domestic and foreign real estate and real estate-related companies.



         AIM V.I. Global Utilities Fund will concentrate (as such term may be defined or interpreted by the 1940 Act Laws, Interpretations, and Exemptions) its investments in the securities of domestic and foreign public utility companies.


         (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or in investing in securities that are secured by real estate or interests therein;

         (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the

Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities;

         (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests; and

         (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as that Fund.


         The investment restrictions set forth above provide the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds have this flexibility, the Board of Trustees has adopted non-fundamental restrictions for the Funds relating to certain of these restrictions which AIM, the sub-advisor of AIM V.I. Dent Demographic Trends Fund and AIM V.I. Real Estate Fund's sub-advisor must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Trustees.



         NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to all of the Funds, except AIM V.I. Global Utilities Fund is not subject to restrictions (1) or (3) and AIM V.I. Real Estate Fund is not subject to restriction (3). They may be changed for any Fund without approval of that Fund's voting securities.


         (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets (and for AIM V.I. Money Market Fund, with respect to 100% of its total assets), purchase the securities of any issuer (other than securities issued or guaranteed by the U. S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of money market funds and lend money to other investment companies and their series portfolios that have AIM as an investment advisor, subject to the terms and conditions of any exemptive orders issued by the SEC.

         (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33?% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker/dealers or other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "Advised Fund"). The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowing from banks exceeds 5% of the Fund's total assets or when any borrowings from an AIM Advised Fund are outstanding.

         (3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

         (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33?% of its total assets and may lend money to another Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

         (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

         (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         For purposes of AIM V.I. Global Utilities Fund's fundamental restriction regarding industry concentration, public utility companies shall consist of companies that produce or supply electricity, natural gas, water, sanitary services, and telephone, cable satellite, telegraph or other communication or information transmission services, as well as developing utility technology companies and holding companies which derive at least 40% of their revenues from utility-related activities.


         For purposes of AIM V.I. Real Estate Fund's fundamental restriction regarding industry concentration, real estate and real estate-related companies shall consist of companies (i) that at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management, or sale of residential, commercial or industrial real estate, including listed equity REITs that own property, and mortgage REITs which make short-term construction and development mortgage loans or which invest in long-term mortgages or mortgage pools, or (ii) whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages.



[PORTFOLIO TURNOVER]



         [The portfolio turnover rate for each of the AIM V.I. Core Equity Fund and the AIM V.I. Dent Demographic Trends Fund increased significantly from the fiscal year ended December 31, 2002 to the fiscal year ended December 31, 2003 because of the economic downturn, and the efforts to reposition the Funds into areas of the market that would respond favorably to a recovering economy.]


TEMPORARY DEFENSIVE POSITIONS

         In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, each Fund may temporarily hold all or a portion of their assets in cash, cash equivalents or high-quality debt instruments. Each of the Funds may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes.


                             MANAGEMENT OF THE TRUST


BOARD OF TRUSTEES



         The overall management of the business and affairs of the Funds and the Trust is vested in the Board of Trustees. The Board of Trustees approves all significant agreements between the Trust, on behalf of the Funds, and persons or companies furnishing services to the Funds. The day-to-day operations of the Funds are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the Funds and to the general supervision of the Board of Trustees. Certain trustees and officers of the Trust are affiliated with AIM and AIM Management, the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION



         The trustees and officers of the Trust, their principal occupations during the last five years and certain other information concerning them are set forth in Appendix B.



         The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee, the Governance Committee and the Valuation Committee.



         The members of the Audit Committee are Bob R. Baker, James T. Bunch, Edward K. Dunn, Jr. (Chair), Lewis F. Pennock, Dr. Larry Soll, Dr. Prema Mathai-Davis and Ruth H. Quigley (Vice Chair). The Audit Committee is responsible for: (i) the appointment, compensation and oversight of any independent auditors employed by each Fund (including resolution of disagreements between Fund management and the auditor regarding financial reporting) for the purpose of preparing or issuing an audit report or related work; (ii) overseeing the financial reporting process of each Fund; (iii) monitoring the process and the resulting financial statements prepared by Fund management to promote accuracy of financial reporting and asset valuation; and
(iv) preapproving permissible non-audit services that are provided to each Fund by its independent auditors. During the fiscal year ended December 31, 2003, the Audit Committee held six meetings.



         The members of the Investments Committee are Messers. Baker, Bunch, Dunn, Pennock and Dr. Soll, and Frank S. Bayley, Bruce L. Crockett, Albert R. Dowden (Chair), Jack M. Fields, Carl Frischling, Gerald J. Lewis, Louis S. Sklar and Dr. Mathai-Davis and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters. During the fiscal year ended December 31, 2003, the Investments Committee held four meetings.



         The members of the Governance Committee are Messrs. Bayley, Crockett (Chair), Dowden, Fields (Vice Chair), Lewis and Sklar. The Governance Committee is responsible for: (i) considering and nominating individuals to stand for election as disinterested trustees as long as any portfolio relies on certain rules under the 1940 Act; (ii) reviewing from time to time the compensation payable to the disinterested trustees; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the disinterested trustees.



         The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. Notice procedures set forth in the Trust's bylaws require that any shareholder of a Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.



         The members of the Valuation Committee are Messrs. Dunn and Pennock (Chair), and Miss Quigley. The Valuation Committee is responsible for: (i) periodically reviewing AIM's Procedures for Valuing Securities ("Procedures"), and making any recommendations to AIM with respect thereto; (ii) reviewing proposed changes to the Procedures recommended by AIM from time to time; (iii) periodically reviewing information provided by AIM regarding industry developments in connection with valuation; (iv) periodically reviewing information from AIM regarding fair value and liquidity determinations made pursuant to the Procedures, and making recommendations to the full Board in connection therewith (whether such information is provided only to the Committee or to the Committee and the full Board simultaneously); and (v) if requested by AIM, assisting AIM's internal valuation committee and/or the full Board in resolving particular valuation anomalies. During the fiscal year ended December 31, 2003, the Valuation Committee held one meeting.

TRUSTEE OWNERSHIP OF FUND SHARES

         The dollar range of equity securities beneficially owned by each trustee (i) in the Funds and (ii) on an aggregate basis, in all registered investment companies overseen by the trustees in all AIM Funds is set forth in Appendix B.

FACTORS CONSIDERED IN RENEWING INVESTMENT ADVISORY AGREEMENT


         The advisory agreement with AIM was re-approved for each Fund by the Trust's Board at a meeting held on July 30, 2003. In evaluating the fairness and reasonableness of the advisory agreement, the Board of Trustees considered a variety of factors for each Fund, including: the requirements of each Fund for investment supervisory and administrative services; the quality of the AIM's services, including a review of each Fund's investment performance and AIM's investment personnel; the size of the fees in relationship to the extent and quality of the investment advisory services rendered; fees charged to AIM's other clients; fees charged by competitive investment advisors; the size of the fees in light of services provided other than investment advisory services; the expenses borne by each Fund as a percentage of their assets and relationship to contractual limitations; any fee waivers (or payments of fund expenses) by AIM; AIM's profitability; the benefits received by AIM from its relationship to each Fund, including soft dollar arrangements, and the extent to which each Fund shares in those benefits; the organizational capabilities and financial condition of AIM and conditions and trends prevailing in the economy, the securities markets and the mutual fund industry; and the historical relationship between each Fund and AIM.


         In considering the above factors, the Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of each Fund may be invested in money market funds advised by AIM pursuant to the terms of an exemptive order. The Board found that each Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that each Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board further determined that the proposed securities lending program and related procedures with respect to each of the lending Funds is in the best interests of each lending Fund and their respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of each lending Fund and its respective shareholders.

         After consideration of these factors, the Board found that: (i) the services provided to each Fund and its shareholders were adequate; (ii) the agreements were fair and reasonable under the circumstances; and (iii) the fees payable under the agreements would have been obtained through arm's length negotiations. The Board therefore concluded that each Fund's advisory agreement was in the best interests of such Fund and its shareholders and continued the agreement for an additional year.

COMPENSATION

         Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.


         Information regarding compensation paid or accrued for each trustee of the Trust who is not affiliated with AIM during the year ended December 31, 2003 is found in Appendix C.

Retirement Plan For Trustees

         The Trustees have adopted a retirement plan for the Trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

         The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the Trustees may extend from time to time the retirement date of a trustee.

         Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of
(i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

Deferred Compensation Agreements


         Messrs. Daly, Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Trust's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.


CODES OF ETHICS


         AIM, the Trust A I M Distributors, Inc. ("AIM Distributors"), H.S. Dent Advisors, Inc. and INVESCO Institutional (N.A.), Inc. have each adopted a Code of Ethics governing, as applicable, personal trading activities of all directors/trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by any of the Funds or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by a Fund, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.

PROXY VOTING POLICIES

         The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Fund's investment Sub-Advisor. The investment Sub-Advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board of Trustees, and which are found in Appendix D.

         Any material changes to the proxy policies and procedures will be submitted to the Board of Trustees of the Trust for approval. The Board of Trustees will be supplied with a summary quarterly report of each Fund's proxy voting record.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         Information about the ownership of each class of each Fund's shares by certain beneficial or record owners of such Fund and by trustees and officers as a group is found in Appendix E. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to "control" that Fund.


                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR


         AIM, the Funds' investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 200 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.


         As investment advisor, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. The Investment Advisory Agreement provides that, in fulfilling its responsibilities, AIM may engage the services of other investment managers with respect to one or more of the Funds. The investment advisory services of AIM and the investment sub-advisory services of the sub-advisor to AIM V.I. Dent Demographic Trends Fund are not exclusive and AIM and the sub-advisor are free to render investment advisory services to others, including other investment companies.

         AIM is also responsible for furnishing to the Funds, at the Advisor's expense, the services of persons believes to be competent to perform all supervisory and administrative services required by the Funds, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Fund's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

         The Master Investment Advisory Agreement provides that the Fund will pay or cause to be paid all expenses of the Fund not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.

         AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

         Pursuant to its advisory agreement with the Trust, AIM receives a monthly fee from each Fund calculated at the following annual rates, based on the average daily net assets of each Fund during the year:

                    FUND NAME                  NET ASSETS              ANNUAL RATE
-----------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund          First $150 million              0.80%
                                         Amount over $150 million        0.625%

-----------------------------------------------------------------------------------

AIM V.I. Balanced Fund                   First $150 million              0.75%
                                         Amount over $150 million        0.50%
-----------------------------------------------------------------------------------

AIM V.I. Basic Value Fund                First $500 million              0.725%
AIM V.I. Mid Cap Core Equity Fund        Next $500 million               0.700%
                                         Next $500 million               0.675%
                                         Amount over $1.5 billion        0.65%
-----------------------------------------------------------------------------------

AIM V.I. Blue Chip Fund                  First $350 million              0.75%
AIM V.I. Capital Development Fund        Amount over $350 million        0.625%

-----------------------------------------------------------------------------------

AIM V.I. Capital Appreciation Fund       First $250 million              0.65%
AIM V.I. Core Equity Fund                Amount over $250 million        0.60%
AIM V.I. Global Utilities Fund
AIM V.I. Growth Fund
AIM V.I. Premier Equity Fund
-----------------------------------------------------------------------------------

AIM V.I. Dent Demographic Trends Fund    First $2 billion                0.85%
                                         Amount over $2 billion          0.80%
-----------------------------------------------------------------------------------

AIM V.I. Diversified Income Fund         First $250 million              0.60%
                                         Amount over $250 million        0.55%
-----------------------------------------------------------------------------------

AIM V.I. Government Securities Fund      First $250 million              0.50%
                                         Amount over $250 million        0.45%
-----------------------------------------------------------------------------------

AIM V.I. High Yield Fund                 First $200 million              0.625%
                                         Next $300 million               0.55%
                                         Next $500 million               0.50%
                                         Amount over $1 billion          0.45%
-----------------------------------------------------------------------------------

AIM V.I. International Growth Fund       First $250 million              0.75%
                                         Amount over $250 million        0.70%
-----------------------------------------------------------------------------------

AIM V.I. Large Cap Growth Fund           First $1 billion                0.75%
                                         Next $1 billion                 0.70%
                                         Amount over $2 billion          0.625%
-----------------------------------------------------------------------------------

AIM V.I. Money Market Fund               First $250 million              0.40%
                                         Amount over $250 million        0.35%
-----------------------------------------------------------------------------------

AIM V.I. New Technology Fund             All Assets                      1.00%

-----------------------------------------------------------------------------------
                                         All Assets                      0.90%
AIM V.I. Real Estate Fund

-----------------------------------------------------------------------------------

AIM V.I. Small Cap Equity Fund           All Assets                      0.85%
-----------------------------------------------------------------------------------

         AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

         AIM has voluntarily agreed to waive a portion of advisory fees payable to each Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board of Trustees. See "Description of the Funds and Their Investments and Risks - Investment Strategies and Risks - Other Investments - Other Investment Companies."

         AIM has contractually agreed through December 31, 2004, to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) for Series I shares of each of AIM V.I. Blue Chip Fund, AIM V.I. Dent Demographic Trends Fund, AIM V.I. Global Utilities Fund, AIM V.I. High Yield Fund, AIM V.I. Mid Cap Core Equity Fund and AIM V.I. New Technology Fund to the extent necessary to limit the total operating expenses of each series to 1.30%. Such contractual fee waivers or reductions may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.


INVESTMENT SUB-ADVISORS



         AIM has entered into a Sub-Advisory contract with H.S. Dent Advisors, Inc. ("Dent") (a "Sub-Advisor") to provide investment sub-advisory services to AIM V.I. Dent Demographic Trends Fund, and has entered into a Sub-Advisory contract with INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional") (a "Sub-Advisor") to provide investment sub-advisory services to AIM V.I. Real Estate Fund.



         Both Dent and INVESCO Institutional are registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Dent's responsibilities include providing AIM V.I. Dent Demographic Trends Fund with macroeconomic and sector research, along with investment and market capitalization recommendations analyzing global economic trends. INVESCO Institutional is responsible for AIM V.I. Real Estate Fund's day to day management, including the Fund's investment decisions and the execution of securities transactions, with respect to the Fund. INVESCO Institutional is an affiliate of AIM.


         For the services to be rendered by Dent under its Sub-Advisory Contract, the Advisor will pay to Dent, a fee which will be computed daily and paid as of the last day of each month on the basis of the Fund's daily net asset value, using for each daily calculation the most recently determined net asset value of the Fund. (See "Computation of Net Asset Value.") On an annual basis, the sub-advisory fee is equal to 0.13% of the first $1 billion of AIM V.I. Dent Demographic Trends Fund's average daily net assets, plus 0.10% of the Fund's average daily net assets in excess of $1 billion to and including $2 billion of the Fund's average daily net assets, plus 0.07% of the Fund's average daily net assets in excess of $2 billion.


         For the services to be rendered by INVESCO Institutional under its Sub-Advisory Contract with respect to AIM V.I. Real Estate Fund, AIM will pay a sub-advisory fee computed daily and paid monthly, at the rate of 40% of AIM's compensation on the sub-advised assets per year, on or before the last day of the next succeeding calendar month.



         Prior to April 30, 2004, INVESCO Funds Group, Inc. ("INVESCO") served as the investment advisor to the AIM V.I. Real Estate Fund.

         AIM, INVESCO and INVESCO Institutional are each an indirect wholly owned subsidiary of AMVESCAP PLC, a publicly traded holding company. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis. AMVESCAP PLC is one of the largest independent investment management businesses in the world, with approximately $371 billion in assets under management as of December 31, 2003.



AMVESCAP PLC's North American subsidiaries include:



     AMVESCAP Retirement, Inc. ("ARI"), Atlanta, Georgia, develops and provides domestic and international defined contribution retirement plan services to plan sponsors, institutional retirement plan sponsors, and institutional plan providers.



            AMVESCAP National Trust Company (formerly known as Institutional Trust Company doing business as INVESCO Trust Company) ("ANTC"), a wholly owned subsidiary of ARI maintains an institutional retirement trust containing 34 collective trust funds designed specifically for qualified plans. ANTC provides retirement account custodian and/or trust services for individual retirement accounts ("IRAs") and other retirement plan accounts. ANTC acts as a directed, non-discretionary trustee or custodian for such plans.



         INVESCO Institutional, Atlanta, Georgia, manages individualized investment portfolios of equity, fixed-income, and real estate securities for institutional clients, including mutual funds and collective investment entities. INVESCO Institutional includes the following Groups and Divisions:



     INVESCO Capital Management Group, Atlanta, Georgia, manages institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds.



     INVESCO National Asset Management Division, Atlanta, Georgia, provides investment advisory services to employee pension and profit sharing plans, endowments and foundations, public plans, unions (Taft-Hartley), mutual funds and individuals.



     INVESCO Fixed Income/Stable Value Division, Louisville, Kentucky, provides customized low volatility fixed income solutions to 401(k), 457, and other tax qualified retirement plans.



     INVESCO Financial Institutions Group, Atlanta, Georgia, provides investment management services through separately managed account programs offered by brokerage firms.



     INVESCO Structured Products Group, New York, New York, is responsible for tactical asset allocation and managed futures products, and quantitative stock selection products. This group develops forecasting models for domestic stock and bond markets and manages money for clients in products based on these forecasting models.



     INVESCO Realty Advisors Division, Dallas, Texas, is responsible for providing advisory services to discretionary and non-discretionary accounts with respect to investments in real estate, mortgages, private real estate partnership interests, REITs, and publicly traded stocks of companies deriving substantial revenues from real estate industry activities.



     INVESCO Multiple Asset Strategies Group, Atlanta, Georgia, maintains a complex set of fundamentally based quantitative models used as a primary basis for asset allocation decisions. The group's main product is global asset allocation.



           AIM provides investment advisory and administrative services for retail and institutional mutual funds.

           A I M Capital Management, Inc., Houston, Texas, provides investment advisory services to individuals, corporations, pension plans, and other private investment advisory accounts and also serves as a sub-advisor to certain retail and institutional mutual funds, one Canadian mutual fund and one portfolio of an open-end registered investment company that is offered to separate accounts of insurance companies.



         A I M Distributors, Inc. and Fund Management Company, Houston, Texas, are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.



         The corporate headquarters of AMVESCAP PLC are located at 30 Finsbury Square, London, EC2A 1AG, England.



         The management fees payable by each Fund, the amounts waived by AIM and the net fees paid by each Fund for the last three fiscal years ended December 31 are found in Appendix F.



         Prior to April 30, 2004, INVESCO served as investment advisor to the predecessor to the AIM V.I. Real Estate Fund. During periods outlined in Appendix F, AIM V.I. Real Estate Fund paid INVESCO advisory fees in the dollar amounts shown. If applicable, the advisory fees were offset by credits in the amounts shown in Appendix F, so that the AIM V.I. Real Estate Fund's fees were not in excess of the expense limitations shown, which have been voluntarily agreed to by the Trust and INVESCO. Prior to April 30, 2004, INVESCO Institutional served as sub-advisor to the predecessor to the AIM V.I. Real Estate Fund under a prior agreement.


          SECURITIES LENDING ARRANGEMENTS. If a Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The advisory agreement describes the administrative services to be rendered by AIM if a Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.

         AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

SERVICE AGREEMENTS

         ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Trust's Board of Trustees, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board of Trustees. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services. In addition, AIM provides, or assures that Participating Insurance Companies will provide, certain services implementing the Trust's funding arrangements with Participating

Insurance Companies. These services include: establishment of compliance procedures; negotiation of participation agreements; preparation of prospectuses, financial reports and proxy statements for existing Contractowners; maintenance of master accounts; facilitation of purchases and redemptions requested by Contractowners; distribution to existing Contractowners copies of prospectuses, proxy materials, periodic Fund reports and other materials; maintenance of records; and Contractowner services and communication. Effective May 1, 1998, the Funds reimburse AIM for its costs in providing, or assuring that Participating Insurance Companies provide, these services, currently in an amount up to 0.25% of the average net asset value of each Fund.


         Administrative services fees paid to AIM by each Fund for the last three fiscal years ended December 31 are found in Appendix G.


OTHER SERVICE PROVIDERS


         TRANSFER AGENT. AIM Investment Services, Inc. ("AISI"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Funds.



         The Transfer Agency and Service Agreement between the Trust and AISI provides that AISI will perform certain shareholder services for the Funds. The Transfer Agency and Service Agreement provides that AISI will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts.


         CUSTODIANS. State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds (except AIM V.I. Money Market Fund). The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, is custodian of all securities and cash of AIM V.I. Money Market Fund.

         The Custodians are authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. AIM is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities depositories in a country; the Custodian is responsible for monitoring eligible foreign securities depositories.

         Under their contract with the Trust, the Custodians maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.


         AUDITORS. The Funds' independent public accountants are responsible for auditing the financial statements of the Funds. The Board of Trustees has selected [Fund's auditor and address], as the independent public accountants to audit the financial statements of the Funds (except AIM V.I. Real Estate Fund). The Board of Trustees has selected [Fund's advisor and address], as the independent public accountants to audit the financial statements of AIM V.I. Real Estate Fund.


         COUNSEL TO THE TRUST. Foley & Lardner, Washington, D.C., has advised the Trust on certain federal securities law matters.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

         The sub-advisor has adopted compliance procedures that cover, among other items, brokerage allocation and other trading practices. Unless specifically noted, the Sub-Advisor's procedures do not materially differ from AIM's procedures as set forth below.

         Since purchases and sales of portfolio securities by the AIM V.I. Money Market Fund are usually principal transactions, the Fund incurs little or no brokerage commissions.

BROKERAGE TRANSACTIONS

         AIM or the subadvisor makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Brokerage Selection" below.

         Purchases and sales of portfolio securities for AIM V.I. Diversified Income Fund, AIM V.I. Government Securities Fund and AIM V.I. Money Market Fund are generally transacted with the issuer or a primary market maker. In addition, some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer, including electronic communication networks.

         Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

         Brokerage commissions paid by each of the Funds during the last three fiscal years ended December 31, are found in Appendix H.

COMMISSIONS

         During the last three fiscal years ended December 31, none of the Funds paid brokerage commissions to brokers affiliated with the Funds, AIM, AIM Distributors, or any affiliates of such entities.

         The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund or account (and may invest in Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

BROKERAGE SELECTION

         Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which it exercises investment discretion." In addition, the services provided by a broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities.

Accordingly, in any transaction, the Fund may pay a higher price than that available from another broker provided that the difference is justified by other aspects of the portfolio execution services provided.

         The Funds are not under any obligation to deal with any broker or group of brokers in the execution of transactions in portfolio securities. Brokers who provide supplemental investment research to AIM may receive orders for transactions by a Fund. Information so received will be in addition to and not in lieu of the services required to be performed by AIM under its agreements with the Fund, and the expenses of AIM will not necessarily be reduced as a result of the receipt of such supplemental information. Certain research services furnished by broker-dealers may be useful to AIM in connection with its services to other advisory clients, including the other mutual funds advised by AIM (collectively with the Funds, the "AIM Funds"). Also, a Fund may pay a higher price for securities or higher commissions in recognition of research services furnished by broker-dealers.

         Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information, the providing of custody services, as well as the providing of equipment used to communicate research information and the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

         The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by subadvisers to accounts managed or advised by AIM. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

         In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

         AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Funds and other mutual funds advised by AIM in particular, including sales of the Funds and of the other AIM Funds. In connection with (3) above, the Funds' trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements, consistent with obtaining best execution. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions on precise amounts.

         Foreign equity securities held by a Fund in the form of ADRs or EDRs may be listed on stock exchanges, or traded in OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates.

DIRECTED BROKERAGE (RESEARCH SERVICES)


         Directed brokerage (research services) paid by each of the Funds during the last fiscal year ended December 31, 2003 are found in Appendix I.


REGULAR BROKERS OR DEALERS


         Information concerning the Funds' acquisition of securities of their regular brokers or dealers during the last fiscal year ended December 31, 2003 is found in Appendix H.


ALLOCATION OF PORTFOLIO TRANSACTIONS

         AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Often times, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment. This procedure would apply to transactions in both equity and fixed income securities.

ALLOCATION OF INITIAL PUBLIC OFFERING ("IPO") TRANSACTIONS

         Certain of the AIM Funds or other accounts managed by AIM may become interested in participating in IPOs. Purchases of IPO's by one AIM Fund or account may also be considered for purchase by one or more other AIM Funds or accounts. It shall be AIM's practice to specifically combine or otherwise bunch indications of interest for IPOs for all AIM Funds and accounts participating in purchase transactions for that IPO, and to allocate such transactions in accordance with the following procedures:

         AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including suitability of the investment with the AIM Fund's or account's investment objective, policies and strategies, the liquidity of the AIM Fund or account if such investment is purchased, and whether the portfolio manager intends to hold the security as a long-term investment. The allocation of securities issued in IPOs will be made to eligible AIM Funds and accounts in a manner designed to be fair and equitable for the eligible AIM Funds and accounts, and so that there is equal allocation of IPOs over the longer term. Where multiple funds or accounts are eligible, rotational participation may occur, based on the extent to which an AIM Fund or account has participated in previous IPOs as well as the size of the AIM Fund or account. Each eligible AIM Fund and account will be placed in one of four tiers, depending upon each AIM Fund's or account's asset level. The AIM Funds and accounts in the tier containing funds and accounts with the smallest asset levels will participate first, each receiving a 40 basis point allocation (rounded to the nearest share round lot that approximates 40 basis points) (the "Allocation"), based on that AIM Fund's or account's net assets. This process continues until all of the AIM Funds and accounts in the four tiers receive their Allocations, or until the shares are all allocated. Should securities remain after this process, eligible AIM Funds and accounts will receive their Allocations on a straight pro rata basis. In addition, Incubator Funds, as described in AIM's Incubator and New Fund Investment Policy, will each be limited to a 40 basis point allocation only. Such allocations will be allocated to the nearest share round lot that approximates 40 basis points.

         When any AIM Funds and/or accounts with substantially identical investment objectives and policies participate in IPOs, they will do so in amounts that are substantially proportionate to each other. In these cases, the net assets of the largest participating AIM Fund will be used to determine in which tier, as described in the paragraph above, such group of AIM Funds or accounts will be placed. If no AIM Fund is participating, then the net assets of the largest account will be used to determine tier placement. The price per share of securities purchased in such IPO transactions will be the same for each AIM Fund and account.


                        PURCHASE AND REDEMPTION OF SHARES

         The Trust offers the shares of the Funds, on a continuous basis, to both registered and unregistered separate accounts of affiliated and unaffiliated Participating Insurance Companies to fund variable annuity contracts (the "Contracts") and variable life insurance policies ("Policies"). Each separate account contains divisions, each of which corresponds to a Fund in the Trust. Net purchase payments under the Contracts are placed in one or more of the divisions of the relevant separate account and the assets of each division are invested in the shares of the Fund which corresponds to that division. Each separate account purchases and redeems shares of these Funds for its divisions at net asset value without sales or redemption charges. Currently several insurance company separate accounts invest in the Funds.

         The Trust, in the future, may offer the shares of its Funds to certain pension and retirement plans ("Plans") qualified under the Internal Revenue Code. The relationships of Plans and Plan participants to the Fund would be subject, in part, to the provisions of the individual plans and applicable law. Accordingly, such relationships could be different from those described in this Prospectus for separate accounts and owners of Contracts and Policies, in such areas, for example, as tax matters and voting privileges.

         The Board of Trustees monitors for possible conflicts among separate accounts (and will do so for plans) buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, violation of the federal tax laws by one separate account investing in a fund could cause the contractors or policies funded through another separate account to lose their tax-deferred status, unless remedial actions were taken. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Board of Trustees may require a separate account or Plan to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemptions proceeds to a separate account (or plan) withdrawing because of a conflict.

Calculation of Net Asset Value

         The net asset value per share (or share price) of each Series of each of the Funds will be determined as of the close of the customary trading session of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each "business day of the Fund." In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of a Fund share is determined as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of the customary trading session of the NYSE. A "business day of a Fund" is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund's net asset value per share is determined by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. The determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles.

Valuation of Investments of All Funds Except AIM V.I. Money Market Fund

         Among other items, each Fund's liabilities include accrued expenses and dividends payable, and its total assets include portfolio securities valued at their market value as well as income accrued but not received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Trust's officers and in accordance with methods which are specifically authorized by the Board of Trustees of the Trust. Short-term obligations with maturities of 60 days or less are valued at amortized cost as reflecting fair value.

Valuation of AIM V.I. Money Market Fund's Investments.

         AIM V.I. Money Market Fund uses the amortized cost method of valuing the securities held by the Fund and rounds the Fund's per share net asset value to the nearest whole cent; therefore, it is anticipated that the net asset value of the shares of the Fund will remain constant at $1.00 per share. However, the Trust can give no assurance that the Fund can maintain a $1.00 net asset value per share.

         For AIM V.I. Money Market Fund: The net asset value per share of the Fund is determined daily as of the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of a Fund share is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of the Fund's securities, cash and other assets (including interest accrued but not collected), less all its liabilities (including accrued expenses and dividends payable), by the number of shares outstanding of the Fund and rounding the resulting per share net asset value to the nearest one cent. Determination of the Fund's net asset value per share is made in accordance with generally accepted accounting principles.

         The securities of the Fund are valued on the basis of amortized cost. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if the security were sold. During such periods, the daily yield on shares of the Fund computed as described under "Yield Information" may differ somewhat from an identical computation made by another investment company with identical investments utilizing available indications as to the market value of its portfolio securities.

         The valuation of the portfolio instruments based upon their amortized cost and the concomitant maintenance of the net asset value per share of $1.00 for the Fund is permitted in accordance with applicable rules and regulations of the SEC which require the Fund to adhere to certain conditions. The Fund will invest only in "Eligible Securities," as defined in Rule 2a-7 of the 1940 Act, which the Fund's Board of Trustees has determined present minimal credit risk. Rule 2a-7 also requires, among other things, that the Fund maintain a dollar-weighted average portfolio maturity of 90 days or less and purchase only instruments having remaining maturities of 397 calendar days or less.

         The Board of Trustees is required to establish procedures designed to stabilize, to the extent reasonably practicable, the Fund's price per share at $1.00 for the Fund as computed for the purpose of sales and redemptions. Such procedures include review of the Fund's holdings by the Board of Trustees at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Fund deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing holders of the Fund's shares. In the event the Board of Trustees determines that such a deviation exists for the Fund, it will take such corrective action as the Board of Trustees deems necessary and appropriate with respect to the Fund, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.

         The Fund intends to comply with any amendments made to Rule 2a-7 which may require corresponding changes in the Fund's procedures which are designed to stabilize the Fund's price per share at $1.00.

         For All Other Funds: The net asset value per share of each Fund is normally determined daily as of the close of the customary trading session on the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Trust. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of a Fund share is determined as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and options contracts closing prices which are available 15 minutes after the close of trading of the NYSE will generally be used. Net asset value per share is determined by dividing the value of the Fund's securities, cash and other assets (including interest accrued but not collected), less all its liabilities (including accrued expenses and dividends payable), by the total number of shares outstanding. Determination of the Fund's net asset value per share is made in accordance with generally accepted accounting principles.

         Each equity security (excluding convertible bonds) held by the Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished based upon quotes furnished by independent pricing services or market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") or absent a NOCP, at the closing bid price on that day; option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt securities (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees of the Trust. Short-term obligations having 60 days or less to maturity are valued on the basis of amortized cost. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of the customary trading session of the NYSE.


         Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as to the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. ADJUSTMENTS TO CLOSING PRICES TO REFLECT FAIR VALUE ON AFFECTED FOREIGN SECURITIES MAY BE PROVIDED BY AN INDEPENDENT PRICING SERVICE. MULTIPLE FACTORS MAY BE CONSIDERED BY THE INDEPENDENT PRICING SERVICE IN DETERMINING ADJUSTMENTS TO REFLECT FAIR VALUE AND MAY INCLUDE INFORMATION RELATING TO SECTOR INDICES, ADRS, DOMESTIC AND FOREIGN INDEX FUTURES, AND EXCHANGE-TRADED FUNDS.


         Securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the net asset value per share of a Fund may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.


                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

         It is the present policy of the Funds to declare and distribute dividends representing substantially all net investment income as follows:


                                                                         DIVIDENDS             DIVIDENDS
                                                                          DECLARED                PAID
                                                                         ---------             ---------
         AIM V.I. Aggressive Growth Fund ................................ annually              annually
         AIM V.I. Balanced Fund ......................................... annually              annually
         AIM V.I. Basic Value Fund....................................... annually              annually
         AIM V.I. Blue Chip Fund ........................................ annually              annually
         AIM V.I. Capital Appreciation Fund ............................. annually              annually
         AIM V.I. Capital Development Fund .............................. annually              annually
         AIM V.I. Core Equity Fund ...................................... annually              annually
         AIM V.I. Dent Demographic Trends Fund........................... annually              annually
         AIM V.I. Diversified Income Fund ............................... annually              annually
         AIM V.I. Global Utilities Fund ................................. annually              annually
         AIM V.I. Government Securities Fund ............................ annually              annually
         AIM V.I. Growth Fund ........................................... annually              annually
         AIM V.I. High Yield Fund ....................................... annually              annually
         AIM V.I. International Growth Fund ............................. annually              annually
         AIM V.I. Large Cap Growth Fund.................................. annually              annually
         AIM V.I. Mid Cap Core Equity Fund............................... annually              annually
         AIM V.I. Money Market Fund .....................................    daily              monthly
         AIM V.I. New Technology Fund.................................... annually              annually
         AIM V.I. Premier Equity Fund ................................... annually              annually
         AIM V.I. Real Estate Fund....................................... annually              annually
         AIM V.I. Small Cap Equity Fund.................................. annually              annually


         All such distributions will be automatically reinvested, at the election of Participating Insurance Companies, in shares of the Fund issuing the distribution at the net asset value determined on the reinvestment date.

         It is each Fund's intention to distribute substantially all of its net investment income and realized net capital gains by the end of each taxable year. In determining the amount of capital gains, if any, available for distribution, capital gains will be offset against available net capital losses, if any, carried forward from previous fiscal periods.

         It is the present policy of each Fund to declare and pay annually net investment income dividends and capital gain distributions, except for AIM V.I. Money Market Fund. It is the Fund's intention to distribute substantially all of its net investment income and realized net capital gain by the end of each taxable year to separate accounts of participating life insurance companies. In determining the amount of capital gains, if any, available for distribution, capital gains will be offset against available net capital losses, if any carried forward from previous fiscal periods. At the election of participating life insurance companies, dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date.

         AIM V.I. Money Market Fund declares net investment income dividends daily and pays net investment income dividends monthly and declares and pays annually any capital gain distributions. The Fund does not expect to realize any long-term capital gains and losses. The Fund may distribute net realized short-term gain, if any, more frequently.

         A dividend or distribution paid by a Fund, other than daily dividends, have the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.

         Should the Trust incur or anticipate any unusual expense, loss or depreciation, which would adversely affect the net asset value per share of AIM V.I. Money Market Fund or the net income per share of a class of the Fund for a particular period, the Board of Trustees would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of AIM V.I. Money Market Fund was reduced, or was anticipated to be reduced, below $1.00, the Board of Trustees might suspend further dividend payments on shares of the Fund until the net asset value returns to $1.00. Thus, such expense, loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Fund and/or its receiving upon redemption a price per share lower than that which it paid.

TAX MATTERS

         Each series of shares of each Fund is treated as a separate association taxable as a corporation. Each Fund intends to qualify under the Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company ("RIC") for each taxable year. As a RIC, a Fund will not be subject to federal income tax to the extent it distributes to its shareholders its net investment income and net capital gains.

         In order to qualify as a regulated investment company, each Fund must satisfy certain requirements concerning the nature of its income, diversification of its assets and distribution of its income to shareholders. In order to ensure that individuals holding the Contracts whose assets are invested in a Fund will not be subject to federal income tax on distributions made by the Fund prior to the receipt of payments under the Contracts, each Fund intends to comply with additional requirements of Section 817(h) of the Code relating to both diversification of its assets and eligibility of an investor to be its shareholder. Certain of these requirements in the aggregate may limit the ability of a Fund to engage in transactions involving options, futures contracts, forward contracts and foreign currency and related deposits.

         The holding of the foreign currencies and investments by a Fund in certain "passive foreign investment companies" may be limited in order to avoid imposition of a tax on such Fund.

         Each Fund investing in foreign securities may be subject to foreign withholding taxes on income from its investments. In any year in which more than 50% in value of a Fund's total assets at the close of the taxable year consists of securities of foreign corporations, the Fund may elect to treat any foreign taxes paid by it as if they had been paid by its shareholders. The insurance company segregated asset accounts holding Fund shares should consider the impact of this election.

         Holders of Contracts under which assets are invested in the Funds should refer to the prospectus for the Contracts for information regarding the tax aspects of ownership of such Contracts.

         Because each Fund intends to qualify under the Code as a RIC for each taxable year, each Fund must, among other things, meet the following requirements: A. Each Fund must generally derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies. B. Each Fund must diversify its holdings so that, at the end of each fiscal quarter or within 30 days thereafter: (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items (including receivables), U.S. Government securities, securities of other RICs, and other securities, with such other securities limited, with respect to any one issuer, to an amount not greater than 5% of the Fund's assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other
RICs).

         The Code imposes a nondeductible 4% excise tax on a RIC that fails to distribute during each calendar year the sum of 98% of its ordinary income for the calendar year, plus 98% of its capital gain net income for the 12-month period ending on October 31 of the calendar year. The amount which must be distributed is increased by undistributed income and gains from prior years and decreased by certain distributions in prior years. Each Fund intends to make sufficient distributions to avoid imposition of the excise tax. Some Funds meet an exception which results in their not being subject to excise tax.

         As a RIC, each Fund will not be subject to federal income tax on its income and gains distributed to shareholders if it distributes at least (i) 90% of its investment company taxable income for the taxable year; and (ii) 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2). Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the distribution requirement.

         Each Fund intends to comply with the diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on each Fund by the 1940 Act and Subchapter M of the Code, place certain limitations on (i) the assets of the insurance company separate accounts that may be invested in securities of a single issuer and (ii) eligible investors. Because Section 817(h) and those regulations treat the assets of each Fund as assets of the corresponding division of the insurance company separate accounts, each Fund intends to comply with these diversification requirements. Specifically, the regulations provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of a Fund's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. Government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered the same issuer. The regulations also provide that a Fund's shareholders are limited, generally, to life insurance company separate accounts, general accounts of the same life insurance company, an investment adviser or affiliate in connection with the creation or management of a Fund or the trustee of a qualified pension plan. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items (including receivables), government securities and securities of other RICs. Failure of a Fund to satisfy the Section 817(h) requirements would result in taxation of and treatment of the Contract holders investing in a corresponding division other than as described in the applicable prospectuses of the various insurance company separate accounts.

                           DISTRIBUTION OF SECURITIES

DISTRIBUTION PLAN

         The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Series II shares (the "Plan"). Each Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of average daily net assets of Series II shares.

         The Plan compensates AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Funds. Such activities include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Plan.

         Amounts payable by a Fund under the Plan need not be directly related to the expenses actually incurred by AIM Distributors on behalf of each Fund. The Plan does not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plan. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors at any given time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

         AIM Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Series II shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM Distributors and the Fund.

         AIM Distributors has contractually agreed through December 31, 2004, to reimburse Rule 12b-1 distribution plan fees for Series II shares of each of AIM V.I. Blue Chip Fund, AIM V.I. Dent Demographic Trends Fund, AIM V.I. Global Utilities Fund, AIM V.I. High Yield Fund, AIM V.I. Mid Cap Core Equity Fund and AIM V.I. New Technology Fund to the extent necessary to limit Series II shares total annual fund operating expenses to 1.45%.

         Each Fund may pay a service fee of 0.25% of the average daily net assets of the Series II shares attributable to the customers of selected dealers and financial institutions to such dealers and financial institutions, including AIM Distributors, acting as principal, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Under the terms of a shareholder service agreement, such personal shareholder services include responding to customer inquiries and providing customers with information about their investments. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge.

         Under a Shareholder Service Agreement, a Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate specified in each agreement based on the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which such Fund's shares are held.

         Selected dealers and other institutions entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another. Under the Plan, certain financial institutions which have entered into service agreements and which sell shares of the Funds on an agency basis, may receive payments from the Funds pursuant to the Plan. AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plan. These payments are an obligation of the Funds and not of AIM Distributors.

         Payments pursuant to the Plan are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD").


         See Appendix J for a list of the amounts paid by Series II shares to AIM Distributors pursuant to the Plan for the year, or period, ended December 31, 2003 and Appendix K for an estimate by category of the allocation of actual fees paid by Series II shares of each Fund pursuant to its respective distribution plan for the year or period ended December 31, 2003.


         As required by Rule 12b-1, the Plan and related forms of Shareholder Service Agreements were approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (the "Rule 12b-1 Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plan would benefit each class of the Funds and its respective shareholders.

         The anticipated benefits that may result from the Plan with respect to each Fund and/or the classes of each Fund and/or the classes of each Fund and its shareholders include but are not limited to the following: (1) rapid account access; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of each Fund.

         Unless terminated earlier in accordance with its terms, the Plan continues from year to year as long as such continuance is specifically approved, in person, at least annually by the Board of Trustees, including a majority of the Rule 12b-1 Trustees. A Plan may be terminated as to any Fund or class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

         Any change in the Plan that would increase materially the distribution expenses paid by the class requires shareholder approval; otherwise, the Plan may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

DISTRIBUTOR

         The Trust has entered into a master distribution agreement relating to the Funds (the "Distribution Agreement") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of shares of the Funds. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with AIM Distributors. See "Management of the Trust."

         The Distribution Agreement provides AIM Distributors with the exclusive right to distribute shares of the Funds on a continuous basis.

         The Trust (on behalf of any class of any Fund) or AIM Distributors may terminate the Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.

                         CALCULATION OF PERFORMANCE DATA

         Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

Average Annual Total Return Quotation

         Certain Funds may use a restated or a blended performance calculation to derive certain performance data shown in this Statement of Additional Information and in the Funds' advertisements and other sales material. If the Funds' Series II shares were not offered to the public during the performance period covered, the performance data shown will be the restated historical performance of the Funds' Series I shares at net asset value, adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. If the Funds' Series II shares were offered to the public only during a portion of the performance period covered, the performance data shown will be the blended returns of the historical performance of the Funds' Series II shares since their inception and the restated historical performance of the Funds' Series I shares (for periods prior to inception of the Series II shares) at net asset value, adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. If the Funds' Series II shares were offered to the public during the entire performance period covered, the performance data shown will be the historical performance of the Funds' Series II shares.

         A restated or blended performance calculation may be used to derive the following for all Funds, except AIM V.I. Money Market Fund: (i) standardized average annual total returns over one, five and ten years (or since inception if less than ten years) and (ii) non-standardized cumulative total returns over a stated period.

         A restated or blended performance calculation may be used to derive the following for AIM V.I. Money Market Fund: (i) non-standardized average annual total returns over a stated period, and (ii) non-standardized cumulative total returns over a stated period.

         The standard formula for calculating average annual total return is as follows:

                                         n
                                   P(1+T) =ERV

Where           P       =    a hypothetical initial payment of $1,000;
                T            = average annual total return (assuming the
                             applicable maximum sales load is deducted at the
                             beginning of the 1, 5, or 10 year periods);
                n       =    number of years; and
                ERV     =    ending redeemable value of a hypothetical $1,000
                             payment at the end of the 1, 5, or 10 year periods
                             (or fractional portion of such period).

The cumulative total returns for each Fund, with respect to its Series I shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are found in Appendix L.

Yield Quotation

         Income calculated for purposes of calculating a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distributions from the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

         The standard formula for calculating yield for each Fund is as follows:

                                                    6
                         YIELD = 2[((a-b)/(c x d)+1) -1]

Where          a    =   dividends and interest earned during a stated 30-day
                        period. For purposes of this calculation, dividends are accrued rather than recorded on the ex-dividend date.
                        Interest earned under this formula must generally be calculated based on the yield to maturity of each obligation (or, if more appropriate, based on yield to call date);

               b   =    expenses accrued during period (net of reimbursements);

               c   =    the average daily number of shares outstanding during
                        the period that were entitled to receive dividends; and

               d   =    the maximum offering price per share on the last day of
                        the period.

         The standard formula for calculating annualized yield for AIM V.I. Money Market Fund is as follows:

                           Y = (V1 - V)    x        365
                                      2             ---
                               ---------             7
                                     V
                                      2

         Where       Y    =    annualized yield;

                     V    =    the value of a hypothetical pre-existing
                      0        account in the Fund having a balance of one share
                               at the beginning of a stated seven-day period;
                               and

                     V    =    the value of such an account at the end of the
                      1        stated period.

         The standard formula for calculating effective annualized yield for the Fund is as follows:

                                       365/7
                           EY = (Y + 1)      - 1

         Where EY = effective annualized yield; and Y = annualized yield, as determined above.

Performance Information

         All advertisements of the Funds will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of a Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Further information regarding each Fund's performance is contained in that Fund's annual report to shareholders, which is available upon request and without charge.

         From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing that Fund's yield and total return.

         Certain Funds may participate in the initial public offering (IPO) market in some market cycles. For a fund with a small asset base, any investment such Funds may make in IPOs may significantly affect these Funds' total returns. As the Funds' assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the Funds' total returns.

         The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results.

         Total return and yield figures for the Funds are neither fixed nor guaranteed. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. The following is a list of such publications or media entities:

         Advertising Age             Forbes                       Nation's Business
         Barron's                    Fortune                      New York Times
         Best's Review               Hartford Courant             Pension World
         Broker World                Inc.                         Pensions & Investments
         Business Week               Institutional Investor       Personal Investor
         Changing Times              Insurance Forum              Philadelphia Inquirer
         Christian Science Monitor   Insurance Week               USA Today
         Consumer Reports            Investor's Daily             U.S. News & World Report
         Economist                   Journal of the American      Wall Street Journal
         FACS of the Week               Society of CLU & ChFC     Washington Post
         Financial Planning          Kiplinger Letter             CNN
         Financial Product News      Money                        CNBC
         Financial Services Week     Mutual Fund Forecaster       PBS
         Financial World

         Each Fund may also compare its performance to performance data of similar mutual funds as published by the following services:

         Bank Rate Monitor                                    Stanger
         Donoghue's                                           Weisenberger
         Mutual Fund Values (Morningstar)                     Lipper, Inc.

         Each Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the following:



         Lipper Balanced Fund Index                           Russell 2000(R)Index
         Lipper European Fund Index                           Russell 3000(R)Index
         Lipper Global Fund Index                             Russell 1000(R)Growth Index
         Lipper Utilities Fund Index                          Russell 3000 Growth Index
         Lipper International Fund Index                      Lehman Aggregate Bond Index
         Lipper Multi Cap Core Fund Index                     Dow Jones Global Utilities Index
         Lipper Multi Cap Growth Fund Index                   MSCI All Country World Index
         Lipper Science & Technology Fund Index               MSCI EAFE Index
         Lipper Small Cap Core Fund Index                     MSCI Europe Index
         Lipper Small Cap Growth Fund Index                   PSE Tech 100 Index
         Lipper Large Cap Core Fund Index                     Standard & Poor's 500 Index
         Russell 1000 Index                                   Wilshire 5000 Index
         Russell 1000 Value Index                             NASDAQ Index
                                                              Real Estate Funds


         Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

         10 year Treasury Notes
         90 day Treasury Bills

         Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for such Funds may also include references to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose: (i) the largest holdings in the Fund's portfolio; (ii) certain selling group members; (iii) certain institutional shareholders; (iv) measurements of risk, including standard deviation, Beta and Sharpe ratios; and/or (v) capitalization and sector analyses of holdings in the Funds' portfolios.

         From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.


         From time to time, AIM V.I. Dent Demographic Trends Fund's sales literature and/or advertisements may quote (i) Harry S. Dent, Jr.'s theories on why the coming decade may offer unprecedented opportunities for investors, including his opinions on the stock market outlook and where growth may be strongest; (ii) Harry S. Dent, Jr.'s opinions and theories from his books and publications, including, but not limited to, Job Shock, The Great Boom Ahead and The Roaring 2000s, including his beliefs that (a) people's spending patterns may help predict the stock market, (b) the stock market has tended to perform best when a generation has reached its peak spending years from ages 45-50, and (c) as more and more baby boomers reach their peak spending age, they could propel stock prices up for the next decade; and (iii) Harry S. Dent, Jr.'s S-curve analysis, a forecasting tool used to analyze products that show remarkable growth.



                               PENDING LITIGATION



         A list of pending civil class action lawsuits that involve one or more AIM and INVESCO Funds, their former and/or current investment adviser and/or certain other related parties and that are related to the claims filed by the SEC and/or New York Attorney General against these parties is found in Appendix M.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

         The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:
                         MOODY'S LONG-TERM DEBT RATINGS

         Moody's corporate ratings areas follows:


         Aaa: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

         A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                     MOODY'S SHORT-TERM PRIME RATING SYSTEM

          Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

          Moody's employs the following designations, all judged to be investment grade , to indicate the relative repayment ability of rated issuers.

PRIME-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

         Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.

         Moody's municipal ratings are as follows:

            MOODY'S U.S. LONG-TERM MUNICIPAL BOND RATING DEFINITIONS

         Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

         Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

         Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

          Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.


                     MOODY'S MIG/VMIG US SHORT-TERM RATINGS

          In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels - MIG 1 through MIG 3.

          In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

          In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

          The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

          MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

          Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.


           STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS

         Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

         S&P describes its ratings for corporate and municipal bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

NR: Not Rated.


                                S&P DUAL RATINGS

         S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

         The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example,

AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).


                          S&P COMMERCIAL PAPER RATINGS

          An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

          These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

                        S&P SHORT-TERM MUNICIPAL RATINGS

          An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

          Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.


                         FITCH LONG-TERM CREDIT RATINGS


         Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

         Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term 'AAA' - 'BBB' categories; Short-term 'F1' - 'F3') indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term 'BB'
- 'D'; Short-term 'B' - 'D') either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on 'AAA' rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for 'BBB' rated bonds was 0.35%, and for 'B' rated bonds, 3.0%.

         Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

         Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

         Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

         The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

         Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

         Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR:  Indicates that Fitch does not rate the specific issue.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.


                      FITCH SPECULATIVE GRADE BOND RATINGS

BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.

B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

CC: Default of some kind appears probable.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.


                         FITCH SHORT-TERM CREDIT RATINGS

          The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Issues assigned this rating are in actual or imminent payment default.

-------------------------------- ----------- -------------------------------------------------- -------------------------
                                 TRUSTEE
    NAME, YEAR OF BIRTH AND      AND/OR                                                          OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST  OFFICER        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS         HELD BY TRUSTEE
                                  SINCE
-------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------
                                    1993     Director and Chairman, A I M Management Group      None
Robert H. Graham(1) -  1946                  Inc. (financial services holding company);
Trustee, Chairman and President              Director and Vice Chairman, AMVESCAP PLC and
                                             Chairman of AMVESCAP PLC- AIM Division (parent
                                             of AIM and a global investment management firm)
                                             Formerly: President and Chief Executive Officer,
                                             A I M Management Group Inc.; Director, Chairman
                                             and President, A I M Advisors, Inc. (registered
                                             investment advisor); Director and Chairman,
                                             A I M Capital Management, Inc. (registered
                                             investment advisor); A I M Distributors, Inc.
                                             (registered broker dealer), AIM Investment
                                             Services, Inc. (registered transfer agent), and
                                             Fund Management Company (registered broker
                                             dealer); and Chief Executive Officer, AMVESCAP
                                             PLC - Managed Products
-------------------------------- ----------- -------------------------------------------------- -------------------------

                                    2003     Director, President and Chief Executive Officer,   None
Mark H. Williamson(2) - 1951                 A I M Management Group Inc. (financial services
Trustee and Executive Vice                   holding company); Director, Chairman and
President                                    President, A I M Advisors, Inc. (registered
                                             investment advisor); Director, A I M Capital
                                             Management Inc. (registered investment advisor)
                                             and A I M Distributors, Inc. (registered broker
                                             dealer), Director and Chairman, AIM Investment
                                             Services, Inc. (registered transfer agent), and
                                             Fund Management Company (registered broker
                                             dealer); and Chief Executive Officer, AMVESCAP
                                             PLC - AIM Division (parent of AIM and a global
                                             investment management firm)
                                             Formerly: Director, Chairman, President and
                                             Chief Executive Officer, INVESCO Funds Group,
                                             Inc.; and Chief Executive Officer, AMVESCAP PLC
                                             - Managed Products; Chairman and Chief Executive
                                             Officer of NationsBanc Advisors, Inc.; and
                                             Chairman of NationsBanc Investments, Inc.
-------------------------------------------------------------------------------------------------------------------------

----------


(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.



(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

-------------------------------- ----------- -------------------------------------------------- -------------------------
                                 TRUSTEE
    NAME, YEAR OF BIRTH AND      AND/OR                                                          OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST  OFFICER        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS         HELD BY TRUSTEE
                                   SINCE
-------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------

                                    2004     Consultant                                         None
Bob R. Baker(3) - 1936                       Formerly:  President and Chief Executive
Trustee                                      Officer, AMC Cancer Research Center; and
                                             Chairman and Chief Executive Officer, First
                                             Columbia Financial Corporation
-------------------------------- ----------- -------------------------------------------------- -------------------------

                                    2001     Of Counsel, law firm of Baker & McKenzie           Badgley Funds, Inc.
Frank S. Bayley - 1939                                                                          (registered investment
Trustee                                                                                         company)
-------------------------------- ----------- -------------------------------------------------- -------------------------

                                    2004     Co-President and Founder, Green, Manning & Bunch   None
James T. Bunch(3) - 1942                     Ltd. (investment banking firm); and Director,
Trustee                                      Policy Studies, Inc. and Van Gilder Insurance
                                             Corporation Formerly:  General Counsel and
                                             Director, Boettcher & Co.; and Chairman and
                                             Managing Partner, law firm of Davis,
                                             Graham & Stubbs
-------------------------------- ----------- -------------------------------------------------- -------------------------

                                    1993     Chairman, Crockett Technology Associates           ACE Limited (insurance
Bruce L. Crockett - 1944                     (technology consulting company)                    company); and Captaris,
Trustee                                                                                         Inc. (unified messaging
                                                                                                provider)
-------------------------------- ----------- -------------------------------------------------- -------------------------

                                    2000     Director, Magellan Insurance Company; Member of    Cortland Trust, Inc.
Albert R. Dowden -  1941                     Advisory Board of Rotary Power International       (registered investment
Trustee                                      (designer, manufacturer, and seller of rotary      company)
                                             power engines); and Director, The Boss Group
                                             (private equity group)
                                             Formerly: Director, President and Chief
                                             Executive Officer, Volvo Group North America,
                                             Inc.; Senior Vice President, AB Volvo and
                                             director of various affiliated Volvo companies
-------------------------------- ----------- -------------------------------------------------- -------------------------

                                    1998     Formerly: Chairman, Mercantile Mortgage Corp.;     None
Edward K. Dunn, Jr. - 1935                   President and  Chief Operating Officer,
Trustee                                      Mercantile-Safe Deposit & Trust Co.; and
                                             President, Mercantile Bankshares Corp.
-------------------------------- ----------- -------------------------------------------------- -------------------------

                                    1997     Chief Executive Officer, Twenty First Century      Administaff
Jack M. Fields - 1952                        Group, Inc. (government affairs company) and
Trustee                                      Texana Timber LP

-------------------------------- ----------- -------------------------------------------------- -------------------------


----------

(3)  Was elected as a trustee on March 26, 2004.

-------------------------------- ----------- -------------------------------------------------- -------------------------
                                  TRUSTEE
    NAME, YEAR OF BIRTH AND        AND/OR                                                          OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   OFFICER        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS         HELD BY TRUSTEE
                                   SINCE
-------------------------------------------------------------------------------------------------------------------------
                                    1993     Partner, law firm of Kramer Levin Naftalis and     Cortland Trust, Inc.
Carl Frischling - 1937                       Frankel LLP                                        (registered investment
Trustee                                                                                         company)
-------------------------------- ----------- -------------------------------------------------- -------------------------

Gerald J. Lewis(3) - 1933             2004   Chairman, Lawsuit Resolution Services (San         General Chemical Group,
Trustee                                      Diego, California)                                 Inc., Wheelabrator
                                             Formerly: Associate Justice of the California      Technologies, Inc.
                                             Court of Appeals                                   (waste management
                                                                                                company), Fisher
                                                                                                Scientific, Inc.,
                                                                                                Henley Manufacturing,
                                                                                                Inc. (laboratory
                                                                                                supplies), and
                                                                                                California Coastal
                                                                                                Properties, Inc.
-------------------------------- ----------- -------------------------------------------------- -------------------------

                                    1998     Formerly:  Chief Executive Officer, YWCA of the    None
Prema Mathai-Davis - 1950                    USA
Trustee
-------------------------------- ----------- -------------------------------------------------- -------------------------

                                    1993     Partner, law firm of Pennock & Cooper              None
Lewis F. Pennock - 1942
Trustee
-------------------------------- ----------- -------------------------------------------------- -------------------------

                                    2001     Retired                                            None
Ruth H. Quigley - 1935
Trustee
-------------------------------- ----------- -------------------------------------------------- -------------------------

                                    1993     Executive Vice President, Development and          None
Louis S. Sklar - 1939                        Operations, Hines Interests Limited Partnership
Trustee                                      (real estate development company)
-------------------------------- ----------- -------------------------------------------------- -------------------------

Larry Soll, Ph.D.(3) - 1942         2004     Retired                                            Synergen Inc.
Trustee                                                                                         (biotechnology company)
                                                                                                and Isis
                                                                                                Pharmaceuticals, Inc.
-------------------------------------------------------------------------------------------------------------------------


--------

(3)  Was elected as a trustee on March 26, 2004.

-------------------------------- ----------- -------------------------------------------------- -------------------------
                                 TRUSTEE
    NAME, YEAR OF BIRTH AND      AND/OR                                                          OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST  OFFICER        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS         HELD BY TRUSTEE
                                   SINCE
-------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------
                                 2003        Director,  Senior Vice  President,  Secretary and  N/A
Kevin M. Carome - 1956                       General  Counsel,   A I M Management  Group  Inc.
Senior Vice President                        (financial  services  holding  company) and A I M
                                             Advisors,  Inc.;  Vice  President,  A I M Capital
                                             Management,  Inc.,  A I M Distributors,  Inc. and
                                             AIM  Investment  Services,  Inc.;  and  Director,
                                             Vice   President   and  General   Counsel,   Fund
                                             Management Company

                                             Formerly:  Senior Vice President and General
                                             Counsel, Liberty Financial Companies, Inc.; and
                                             Senior Vice President and General Counsel,
                                             Liberty Funds Group, LLC
-------------------------------- ----------- -------------------------------------------------- -------------------------

Robert G. Alley - 1948              1993     Managing Director and Chief Fixed Income           N/A
Vice President                               Officer, A I M Capital Management, Inc.; and
                                             Vice President, A I M Advisors, Inc.
-------------------------------- ----------- -------------------------------------------------- -------------------------

                                    1993     Managing Director and Chief Research Officer -     N/A
Stuart W. Coco - 1955                        Fixed Income, A I M Capital Management, Inc.;
Vice President                               and Vice President, A I M Advisors, Inc.

-------------------------------- ----------- -------------------------------------------------- -------------------------

                                    1993     Vice President and Chief Compliance Officer,       N/A
Melville B. Cox - 1943                       A I M Advisors, Inc. and A I M Capital
Vice President                               Management, Inc.; and Vice President, AIM
                                             Investment Services, Inc.
-------------------------------- ----------- -------------------------------------------------- -------------------------

                                    1993     Managing Director and Chief Cash Management        N/A
Karen Dunn Kelley - 1960                     Officer, A I M Capital Management, Inc.;
Vice President                               Director and President, Fund Management Company;
                                             and Vice President, A I M Advisors, Inc.
-------------------------------- ----------- -------------------------------------------------- -------------------------

                                 1999        Vice President, A I M Advisors, Inc.; and          N/A
Edgar M. Larsen - 1940                       President, Chief Executive Officer and Chief
Vice President                               Investment Officer, A I M Capital Management,
                                             Inc.
-------------------------------- ----------- -------------------------------------------------- -------------------------

                                    2004     Vice President and Fund Treasurer, A I M           N/A
Sidney M. Dilgren - 1961                     Advisors, Inc.; Vice President,
Vice President and Treasurer                 A I M Distributors, Inc.
                                             Formerly:  Senior Vice President, AIM Investment
                                             Services, Inc.
-------------------------------- ----------- -------------------------------------------------- -------------------------

                        TRUSTEE OWNERSHIP OF FUND SHARES
                             AS OF DECEMBER 31, 2003



---------------------------------------- -------------------------------------- --------------------------------------

            NAME OF TRUSTEE                DOLLAR RANGE OF EQUITY SECURITIES      AGGREGATE DOLLAR RANGE OF EQUITY
                                                      PER FUND(1)                   SECURITIES IN ALL REGISTERED
                                                                                  INVESTMENT COMPANIES OVERSEEN BY
                                                                                 TRUSTEE IN THE AIM FAMILY OF FUNDS(R)
---------------------------------------- -------------------------------------- --------------------------------------
Robert H. Graham                                          -0-                               Over $100,000
---------------------------------------- -------------------------------------- --------------------------------------
Mark H. Williamson                                        -0-                             $10,001 - $50,000
---------------------------------------- -------------------------------------- --------------------------------------
Bob R. Baker(3)
---------------------------------------- -------------------------------------- --------------------------------------
Frank S. Bayley                                           -0-                             $10,001 - $50,000
---------------------------------------- -------------------------------------- --------------------------------------
James T. Bunch(3)
---------------------------------------- -------------------------------------- --------------------------------------
Bruce L. Crockett                                         -0-                               $1 - $10,000
---------------------------------------- -------------------------------------- --------------------------------------
Albert R. Dowden                                          -0-                            $50,001 - $100,000
---------------------------------------- -------------------------------------- --------------------------------------
Edward K. Dunn, Jr.                                       -0-                             Over $100,000(2)
---------------------------------------- -------------------------------------- --------------------------------------
Jack M. Fields                                            -0-                             Over $100,000(2)
---------------------------------------- -------------------------------------- --------------------------------------
Carl Frischling                                           -0-                             Over $100,000(2)
---------------------------------------- -------------------------------------- --------------------------------------
Gerald J. Lewis(3)
---------------------------------------- -------------------------------------- --------------------------------------
Prema Mathai-Davis                                        -0-                             Over $100,000(2)
---------------------------------------- -------------------------------------- --------------------------------------
Lewis F. Pennock                                          -0-                            $50,001 - $100,000
---------------------------------------- -------------------------------------- --------------------------------------
Ruth H. Quigley                                           -0-                               $1 - $10,000
---------------------------------------- -------------------------------------- --------------------------------------
Louis S. Sklar                                            -0-                             Over $100,000(2)
---------------------------------------- -------------------------------------- --------------------------------------
Larry Soll(3)
---------------------------------------- -------------------------------------- --------------------------------------



[(1) During the above period, no Trustee had any equity securities in the Funds.]



(2) Includes the total amount of compensation deferred by the trustee at his or her election. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.



(3)  Was elected as a trustee on March 26, 2004.

                                   APPENDIX C



                           TRUSTEE COMPENSATION TABLE



         Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2003:



======================================= =================== ================ ================= =====================
                                                              RETIREMENT        ESTIMATED
                                            AGGREGATE          BENEFITS      ANNUAL BENEFITS          TOTAL
                                        COMPENSATION FROM       ACCRUED      UPON RETIREMENT       COMPENSATION
                                               THE              BY ALL        FROM AIM FUNDS       FROM ALL AIM
               TRUSTEE                       TRUST(1)        AIM FUNDS AND     AND INVESCO      FUNDS AND INVESCO
                                                                INVESCO          FUNDS(3)         FUNDS PAID TO
                                                               FUNDS(2)                            TRUSTEES (4)
--------------------------------------- ------------------- ---------------- ----------------- ---------------------
Bob R. Baker(5)                                          $                $                 $                     $
--------------------------------------- ------------------- ---------------- ----------------- ---------------------
Frank S. Bayley                                                                        90,000               150,000
--------------------------------------- ------------------- ---------------- ----------------- ---------------------
James T. Bunch(5)
--------------------------------------- ------------------- ---------------- ----------------- ---------------------
Bruce L. Crockett                                                                      90,000               149,000
--------------------------------------- ------------------- ---------------- ----------------- ---------------------
Albert R. Dowden                                                                       90,000               150,000
--------------------------------------- ------------------- ---------------- ----------------- ---------------------
Edward K. Dunn, Jr.                                                                    90,000               149,000
--------------------------------------- ------------------- ---------------- ----------------- ---------------------
Jack M. Fields                                                                         90,000               153,000
--------------------------------------- ------------------- ---------------- ----------------- ---------------------
Carl Frischling(6)                                                                     90,000               150,000
--------------------------------------- ------------------- ---------------- ----------------- ---------------------
Gerald J. Lewis(5)
--------------------------------------- ------------------- ---------------- ----------------- ---------------------
Prema Mathai-Davis                                                                     90,000               150,000
--------------------------------------- ------------------- ---------------- ----------------- ---------------------
Lewis F. Pennock                                                                       90,000               154,000
--------------------------------------- ------------------- ---------------- ----------------- ---------------------
Ruth H. Quigley                                                                        90,000               153,000
--------------------------------------- ------------------- ---------------- ----------------- ---------------------
Louis S. Sklar                                                                         90,000               153,000
--------------------------------------- ------------------- ---------------- ----------------- ---------------------
Larry Soll(5)
======================================= =================== ================ ================= =====================



(1) Amounts shown are based on the fiscal year ended December 31, 2003. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended December 31, 2003, including earnings, was $ .



(2) During the fiscal year ended December 31, 2003, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $ .



(3) These amounts represent the estimated annual benefits payable by the AIM Funds and INVESCO Funds upon the trustees' retirement, calculated using the then current method of allocating trustee compensation among the Funds. These estimated benefits assume retirement at age 65 for the AIM Funds and at age 72 for the INVESCO Funds. Amounts shown assume each trustee serves until his or her normal retirement date and has five years of service.



(4) On November 25, 2003, the AIM Funds and the INVESCO Funds became one Fund complex. After November 25, 2003, there are 19 registered investment companies advised by AIM in such complex.



(5) Messrs. Baker, Bunch, Lewis and Dr. Soll were elected as trustees of the Trust on March 26, 2004 and therefore received no compensation from the Trust during the fiscal year ended December 31, 2003.



(6) During the fiscal year ended December 31, 2003 the Trust paid $ in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.

                                   APPENDIX D



                              PROXY VOTING POLICIES



  THE PROXY VOTING POLICIES APPLICABLE TO AIM V.I. REAL ESTATE FUND FOLLOW:



                                 GENERAL POLICY



         INVESCO Institutional (NA), Inc. and its wholly-owned subsidiaries ("INVESCO") each has responsibility for making investment decisions that are in the best interest of its clients. As part of the investment management services it provides to clients, INVESCO may be authorized by clients to vote proxies appurtenant to the shares for which the clients are beneficial owners.



         As a fiduciary, INVESCO believes that it has a duty to manage clients' assets solely in the best interest of the clients and that the ability to vote proxies is a client asset. Accordingly, INVESCO has a duty to vote proxies in a manner in which it believes will add value to the client's investment.



         INVESCO is regulated by various state and federal laws, such as the Investment Advisers Act of 1940, the Investment Company Act of 1940, and the Employee Retirement Income Security Act of 1974 ("ERISA"). Because there may be different proxy voting standards for ERISA and non-ERISA clients, INVESCO's policy is to apply the proxy voting policies and procedures described herein to all of its clients. Any discussion herein which refers to an ERISA or non-ERISA situation is used for reference only.



         INVESCO may amend its proxy policies and procedures from time to time without prior notice to its clients.



  BACKGROUND



         ERISA fiduciary standards relating to proxy voting have not been interpreted until more recent times.



         Due to the large number of mergers and acquisitions in the 1980s and the growing importance of institutional investors in the equity markets, the Department of Labor ("DOL"), which enforces fiduciary standards for ERISA plan sponsors and managers, took the position that the right to vote shares of stock owned by a pension plan is, in itself, an asset of the plan. Thus, the "Wall Street Rule" of "vote with management (or abstain from voting) or sell the stock" was under scrutiny.



         In 1988, the DOL stated, in the "Avon Letter", that the fiduciary act of managing plan assets that are shares of corporate stock includes the voting of proxies appurtenant to those shares of stock. Accordingly, where the authority to manage plan assets has been delegated to an investment manager pursuant to ERISA, no person other than the investment manager has authority to vote proxies appurtenant to such plan assets, except to the extent the named fiduciary has reserved to itself the right to direct a plan trustee regarding the voting of proxies.



         In 1990, in the "Monks Letter", the DOL stated that an ERISA violation would occur if the investment manager is explicitly or implicitly assigned the authority to vote proxies appurtenant to certain plan-owned stock and the named fiduciary, trustee or any person other than the investment manager makes the decision on how to vote the same proxies. Thus, according to the DOL, if the investment management contract expressly provides that the investment manager is not required to vote proxies, but does not expressly preclude the investment manager from voting the relevant proxies, the investment manager would have the exclusive fiduciary responsibility for voting the proxies. In contrast, the DOL pointed out that if either the plan document or the investment management contract expressly precludes the investment manager from voting proxies, the responsibility for voting proxies lies exclusively with the trustee.

         In 1994, in its Interpretive Bulletin 94-2 ("94-2"), the DOL reiterated and supplemented the Avon and Monks Letters. In addition, 94-2 extended the principles put forth in the Avon and Monks Letters to voting of proxies on shares of foreign corporations. However, the DOL recognized that the cost of exercising a vote on a particular proxy proposal could exceed any benefit that the plan could expect to gain in voting on the proposal. Therefore, the plan fiduciary had to weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision with respect to whether voting a given proxy proposal is prudent and solely in the interest of the plan's participants and beneficiaries.



         In January 2003, the Securities and Exchange Commission ("SEC") adopted regulations regarding Proxy Voting by investment advisers (SEC Release No. IA-2106). These regulations required investment advisers to (1) adopt written proxy voting policies and procedures which describe how the adviser addresses material conflicts between its interests and those of its clients with respect to proxy voting and which also addresses how the adviser resolves those conflicts in the bet interest of clients; (2) disclose to clients how they can obtain information from the adviser on how the adviser voted the proxies; and
  (3) describe to clients its proxy voting policies and procedure to clients and, upon request, furnish a copy of them to clients.




  PROXY VOTING POLICY



         Consistent with the fiduciary standards discussed above, INVESCO will vote proxies unless either the named fiduciary (e.g., the plan sponsor) retains in writing the right to direct the plan trustee or a third party to vote proxies or INVESCO determines that any benefit the client might gain from voting a proxy would be outweighed by the costs associated therewith (i.e., foreign proxies). In voting such proxies, INVESCO will act prudently, taking into consideration those factors that may affect the value of the security and will vote such proxies in a manner in which, in its opinion, is in the best interests of clients.



                                 PROXY COMMITTEE



         The INVESCO Proxy Committee will establish guidelines and procedures for voting proxies and will periodically review records on how proxies were voted.



         The Proxy Committee will consist of certain of INVESCO's equity investment professionals and non-equity investment professionals.



  PROXY MANAGER



         The Proxy Committee will appoint a Proxy Manager and/or hire a third-party Proxy Agent to analyze proxies, act as a liaison to the Proxy Committee and manage the proxy voting process, which process includes the voting of proxies and the maintenance of appropriate records.



         The Proxy Manager will exercise discretion to vote proxies within the guidelines established by the Proxy Committee. The Proxy Manager will consult with the Proxy Committee in determining how to vote proxies for issues not specifically covered by the proxy voting guidelines adopted by the Proxy Committee or in situations where the Proxy Manager or members of the Committee determine that consultation is prudent.

                              CONFLICTS OF INTEREST



         In effecting our policy of voting proxies in the best interests of our clients, there may be occasions where the voting of such proxies may present an actual or perceived conflict of interest between INVESCO, as the investment manager, and clients.



         Some of these potential conflicts of interest situations include, but are not limited to, (1) where INVESCO (or an affiliate) manage assets, administer employee benefit plans, or provides other financial services or products to companies whose management is soliciting proxies and failure to vote proxies in favor of the management of such a company may harm our (or an affiliate's) relationship with the company; (2) where INVESCO (or an affiliate) may have a business relationship, not with the company, but with a proponent of a proxy proposal and where INVESCO (or an affiliate) may manage assets for the proponent; or (3) where INVESCO (or an affiliate) or any member of the Proxy Committee may have personal or business relationships with participants in proxy contests, corporate directors or candidates for corporate directorships, or where INVESCO (or an affiliate) or any member of the Proxy Committee may have a personal interest in the outcome of a particular matter before shareholders.



         In order to avoid even the appearance of impropriety, in the event that INVESCO (or an affiliate) manages assets for a company, its pension plan, or related entity or where any member of the Proxy Committee has a personal conflict of interest, and where we have invested clients' funds in that company's shares, the Proxy Committee will not take into consideration this relationship and will vote proxies in that company solely in the best interest of all of our clients.



         In addition, members of the Proxy Committee must notify INVESCO's Chief Compliance Officer, with impunity and without fear of retribution or retaliation, of any direct, indirect or perceived improper influence made by anyone within INVESCO or by an affiliated company's representatives with regard to how INVESCO should vote proxies. The Chief Compliance Officer will investigate the allegations and will report his or her findings the INVESCO Management Committee. In the event that it is determined that improper influence was made, the Management Committee will determine the appropriate action to take which may include, but is not limited to, (1) notifying the affiliated company's Chief Executive Officer, its Management Committee or Board of Directors, (2) taking remedial action, if necessary, to correct the result of any improper influence where the clients have been harmed, or (3) notifying the appropriate regulatory agencies of the improper influence and to fully cooperate with these regulatory agencies as required. In all cases, the Proxy Committee shall not take into consideration the improper influence in determining how to vote proxies and will vote proxies solely in the best interest of clients.



         Furthermore, members of the Proxy Committee must advise INVESCO's Chief Compliance Officer and fellow Committee members of any actual or potential conflicts of interest he or she may have with regard to how proxies are to be voted regarding certain companies (e.g., personal security ownership in a company, or personal or business relationships with participants in proxy contests, corporate directors or candidates for corporate directorships). After reviewing such conflict, upon advice from the Chief Compliance Officer, the Committee may require such Committee member to recuse himself or herself from participating in the discussions regarding the proxy vote item and from casting a vote regarding how INVESCO should vote such proxy.




                             PROXY VOTING PROCEDURES



  The Proxy Manager will:



o        Vote proxies;



o Take reasonable steps to reconcile proxies received by INVESCO and/or a third-party Proxy Agent who administers the vote with shares held in the accounts;

         o Document the vote and rationale for each proxy voted (routine matters are considered to be documented if a proxy is voted in accordance with the Proxy Voting Guidelines established by the Proxy Committee);



         o If requested, provide to clients a report of the proxies voted on their behalf.



PROXY VOTING GUIDELINES



The Proxy Committee has adopted the following guidelines in voting proxies:



         I.   CORPORATE GOVERNANCE



                  INVESCO will evaluate each proposal separately. However, INVESCO will generally vote FOR a management sponsored proposal unless it believes that adoption of the proposal may have a negative impact on the economic interests of shareholders.



                  INVESCO will generally vote FOR



                  o     Annual election of directors



                  o     Appointment of auditors



                  o Indemnification of management or directors or both against negligent or unreasonable action



                  o     Confidentiality of voting



                  o     Equal access to proxy statements



                  o     Cumulative voting



                  o     Declassification of Boards



                  o     Majority of Independent Directors



                  INVESCO will generally vote AGAINST



                  o Removal of directors from office only for cause or by a supermajority vote



                  o     "Sweeteners" to attract support for proposals



                  o     Unequal voting rights proposals ("superstock")



                  o     Staggered or classified election of directors



                  o Limitation of shareholder rights to remove directors, amend by-laws, call special meetings, nominate directors, or other actions to limit or abolish shareholder rights to act independently such as acting by written consent



                  o Proposals to vote unmarked proxies in favor of management



                  o     Proposals to eliminate existing pre-emptive rights

         II.  TAKEOVER DEFENSE AND RELATED ACTIONS



                  INVESCO will evaluate each proposal separately. Generally, INVESCO will vote FOR a management sponsored anti-takeover proposal which (1) enhances management's bargaining position and (2) when combined with other anti-takeover provisions, including state takeover laws, does not discourage serious offers. INVESCO believes that generally four or more anti-takeover measures, which can only be repealed by a super-majority vote, are considered sufficient to discourage serious offers and therefore should be voted AGAINST.



                  INVESCO will generally vote FOR



                  o     Fair price provisions



                  o Certain increases in authorized shares and/or creation of new classes of common or preferred stock



                  o     Proposals to eliminate greenmail provisions



                  o     Proposals to eliminate poison pill provisions



                  o Proposals to re-evaluate or eliminate in-place "shark repellents"



                  INVESCO will generally vote AGAINST



                  o Proposals authorizing the company's board of directors to adopt, amend or repeal by-laws without shareholders' approval



                  o Proposals authorizing the company's management or board of directors to buy back shares at premium prices without shareholders' approval



III.          COMPENSATION PLANS



                  INVESCO will evaluate each proposal separately. INVESCO believes that in order for companies to recruit, promote and retain competent personnel, companies must provide appropriate and competitive compensation plans. INVESCO will generally vote FOR management sponsored compensation plans, which are reasonable, industry competitive and not unduly burdensome to the company in order for the company to recruit, promote and retain competent personnel.



                  INVESCO will generally vote FOR



                  o     Stock option plans and/or stock appreciation right plans



                  o Profit incentive plans provided the option is priced at 100% fair market value



                  o Extension of stock option grants to non-employee directors in lieu of their cash compensation provided the option is priced at or about the then fair market value



                  o     Profit sharing, thrift or similar savings plans



                  INVESCO will generally vote AGAINST



                  o Stock option plans that permit issuance of loans to management or selected employees with authority to sell stock purchased by the loan without immediate repayment, or that are overly generous (below market price or with appreciation rights paying the difference between option price and the stock, or permit pyramiding or the directors to lower the purchase price of outstanding options without a simultaneous and proportionate reduction in the number of shares available)



                  o Incentive plans which become effective in the event of hostile takeovers or mergers (golden and tin parachutes)



                  o Proposals creating an unusually favorable compensation structure in advance of a sale of the company



                  o Proposals that fail to link executive compensation to management performance



                  o Acceleration of stock options/awards if the majority of the board of directors changes within a two year period



                  o Grant of stock options to non-employee directors in lieu of their cash compensation at a price below 100% fair market value



                  o Adoption of a stock purchase plan at less than 85% of fair market value



IV.           CAPITAL STRUCTURE, CLASSES OF STOCK AND RECAPITALIZATION



                  INVESCO will evaluate each proposal separately. INVESCO recognizes that from time to time companies must reorganize their capital structure in order to avail themselves of access to the capital markets and in order to restructure their financial position in order to raise capital and to be better capitalized. Generally, INVESCO will vote FOR such management sponsored reorganization proposals if such proposals will help the company gain better access to the capital markets and to attain a better financial position. INVESCO will generally vote AGAINST such proposals that appear to entrench management and do not provide shareholders with economic value.



                  INVESCO will generally vote FOR



                  o Proposals to reincorporate or reorganize into a holding company



                  o Authorization of additional common or preferred shares to accommodate a stock split or other business purposes not related to anti-takeover measures as long as the increase is not excessive and a valid need has been proven



                  INVESCO will generally vote AGAINST



                  o Proposals designed to discourage mergers and acquisitions in advance



                  o Proposals to change state of incorporation to a state less favorable to shareholders' interests



                  o Reincorporating in another state to implement anti-takeover measures



V.            SOCIAL RESPONSIBILITY



                  INVESCO will evaluate each proposal separately. INVESCO believes that a corporation, if it is in a solid financial position and can afford to do so, has an obligation to return certain largesse to the communities in which it operates. INVESCO believes that the primary mission of a company is to be profitable. However, where a company has proven that it is able to sustain a level of profitability and the market price of the company's shares reflect an appropriate economic value for such shares, INVESCO will generally vote FOR certain social responsibility initiatives. INVESCO will generally vote AGAINST proposed social responsibility initiatives if it believes that the company already has adequate policies and procedures in place and it should focus its efforts on enhancing shareholder value where the assets and resources involved could be put to better use in obtaining profits.



                  INVESCO will generally vote FOR



                  o     International Labor Organization Principles



                  o Resolutions seeking Basic Labor Protections and Equal Employment Opportunity



                  o     Expanding EEO/Social Responsibility Reporting



RECORD KEEPING



         The Proxy Manager will take necessary steps to retain proxy voting records for the period of time as required by regulations.



                              PROXY VOTING POLICIES



PROXY POLICIES AND PROCEDURES



         The Proxy Voting Policies applicable to each AIM V.I. Fund (except the AIM V.I. Real Estate Fund) follow:


REVIEWED BY THE AIM FUNDS BOARD OF DIRECTORS/TRUSTEES JUNE 10-11, 2003

A.       Proxy Policies

         Each of A I M Advisors, Inc., A I M Capital Management, Inc., AIM Private Asset Management Group, Inc. and AIM Alternative Asset Management Company (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.

         I.       Boards Of Directors

                  A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit, compensation and nominating committees, should be completely independent.

                  There are some actions by directors that should result in votes being withheld. These instances include directors who:

                  o Are not independent directors and sit on the board's audit, compensation or nominating committee;

                  o Attend less than 75 percent of the board and committee meetings without a valid excuse;

                  o Implement or renew a dead-hand or modified dead-hand poison pill;

                  o Enacted egregious corporate governance policies or failed to replace management as appropriate;

                  o Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or

                  o Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

                  Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:

                  o Long-term financial performance of the target company relative to its industry;

                  o      Management's track record;

                  o      Portfolio manager's assessment;

                  o      Qualifications of director nominees (both slates);

                  o Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

                  o      Background to the proxy contest.

         II.      Independent Auditors

                  A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:

                  o It is not clear that the auditors will be able to fulfill their function;

                  o There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or

                  o The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.

         III.     Compensation Programs

                  Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.

                  o We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.

                  o We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

                  o We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.

                  o We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.

                  o We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.

         IV.      Corporate Matters

                  We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.

                  o We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.

                  o We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.

                  o We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.

                  o We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.

         V.       Shareholder Proposals

                  Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.

                  o We will generally abstain from shareholder social and environmental proposals.

                  o We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.

                  o We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.

                  o We will generally vote for proposals to lower barriers to shareholder action.

                  o We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).

         VI.      Other

                  o We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.

                  o We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.

                  o We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.

                  AIM's proxy policies, and the procedures noted below, may be amended from time to time.

B.       Proxy Committee Procedures

         The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.

         The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by proxy.

         AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider.

         In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of Funds' Board of Directors/Trustees:

1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.

2. AIM will not publicly announce its voting intentions and the reasons therefore.

3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.

4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.

C.       Business/Disaster Recovery

         If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies,

         ISS shall vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.

D.       Restrictions Affecting Voting

         If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.

E.       Conflicts of Interest

         The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.

         To the extent that a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.

                                   APPENDIX E

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

         A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.


All information listed below is as of                , 2004.
                                      ---------------



AIM V.I. AGGRESSIVE GROWTH FUND

                                                                          SERIES I                 SERIES II
                                                                           SHARES                   SHARES
                                                                      ----------------        -------------------
              NAME AND ADDRESS OF                                     PERCENTAGE OWNED        PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                               OF                     RECORD
                                                                           RECORD
                                                                      ----------------        -------------------
              ALLMERICA FINANCIAL LIFE INS & ANNUITY COMPANY
              ATTN: LYNNE MCENTEGART SEP ACCT
              440 LINCOLN STREET
              MAILSTOP S-310                                                 %*                      N/A
              WORCESTER MA  01653-0000

              GLENBROOK LIFE & ANNUITY CO
              PROPRIETARY ACCOUNT
              P.O. BOX 94200                                                  %                       N/A
              PALATINE IL  60094-4200

              GLENBROOK LIFE & ANNUITY
              300 N. MILWAUKEE AVENUE STE AN2N                               N/A                       %
              VERNON HILLS IL   60061-1553

              HARTFORD LIFE AND ANNUITY
              SEPARATE ACCOUNT
              ATTN  DAVE TEN BROECK                                           %                       N/A
              P.O. BOX 2999
              HARTFORD CT  06104-2999

              MINNESOTA LIFE INSURANCE CO.
              ATTN  A6-5216                                                  N/A                       %
              400 ROBERT ST N
              ST PAUL MN  55101-2015

              PAUL IANNELLI
              3900 BURGESS PLACE                                             N/A                       %
              EQUITY ACCPUNTING 3-S
              BETHLEHEM PA  18017-9097

              SAFECO LIFE INSURANCE COMPANY
              ATTN MICHAEL ZHANG                                              %                       N/A
              4854 154TH PLACE NE
              REDMOND WA  98052-9664


----------
* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. BALANCED FUND

                                                                          SERIES I                 SERIES II
                                                                           SHARES                   SHARES
                                                                      ----------------        -------------------
              NAME AND ADDRESS OF                                     PERCENTAGE OWNED        PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                               OF                     RECORD
                                                                           RECORD
                                                                      ----------------        -------------------
              ALLSTATE LIFE INS CO OF NEW YORK
              NY PROPRIETARY
              P.O. BOX 94200                                                  %                       N/A
              PALATINE IL  60094-4200

              ALLSTATE LIFE OF NEW YORK
              3100 SANDERS ROAD                                              N/A                       %
              NORTHBROOK IL  60062-7155

              GLENBROOK LIFE & ANNUITY CO
              PROPRIETARY ACCOUNT                                             %*                      N/A
              P.O. BOX 94200
              PALATINE IL  60094-4200

              GLENBROOK LIFE & ANNUITY CO
              VA1 AND SPVL ACCOUNT                                            %                       N/A
              P.O. BOX 94200
              PALATINE IL  60094-4200

              GLENBROOK LIFE & ANNUITY
              300 N. MILWAUKEE AVENUE STE AN2N                               N/A                       %
              VERNON HILLS IL  60061-1533

              MINNESOTA LIFE INSURANCE CO
              ATTN A6-5216                                                   N/A                       %
              400 ROBERT ST N
              ST PAUL MN  55101-2015

              TRANSAMERICA LIFE INSURANCE CO
              ATTN FMD ACCTG MS 4410                                         N/A                       %
              4333 EDGEWOOD RD NE
              CEDAR RAPIDS IOWA 52499

              UNION CENTRAL LIFE INSURANCE
              FBO VARIABLE UNIVERSAL LIFE
              ATTN ROBERTA UJVARY                                             %                       N/A
              PO BOX 40888
              CINCINNATI OH  45240-0000


----------
* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. BASIC VALUE FUND

                                                                          SERIES I                 SERIES II
                                                                           SHARES                   SHARES
                                                                      ----------------        -------------------
              NAME AND ADDRESS OF                                     PERCENTAGE OWNED        PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                               OF                     RECORD
                                                                           RECORD
                                                                      ----------------        -------------------
              ALLMERICA FINANCIAL LIFE INS & ANNUITY COMPANY
              ATTN:  LYNNE MCENTEGART SEP ACCOUNT
              440 LINCOLN STSREET
              MAILSTOP S-310                                                 N/A                       %
              WORCESTER MA  01653-0001

              GLENBROOK LIFE & ANNUITY CO
              PROPRIETARY ACCOUNT                                             %                       N/A
              P.O. BOX 94200
              PALATINE IL  60094-4200

              HARTFORD LIFE AND ANNUITY
              SEPARATE ACCOUNT
              ATTN DAVE TEN BROECK                                            %*                      N/A
              PO BOX 2999
              HARTFORD CT  06104-2999

              HARTFORD LIFE SEPARATE ACCOUNT
              ATTN DAVE TEN BROECK                                            %                       N/A
              PO BOX 2999
              HARTFORD CT  06104-2999

              NATIONWIDE INSURANCE COMPANY NWVA7
              C/O IPO PORTFOLIO ACCOUNTING                                   N/A                       %
              PO BOX 182029
              COLUMBUS OH  43218-2029

              TRANSAMERICA LIFE INSURANCE CO
              LANDMARK
              ATTN  FMD OPERATIONAL ACCOUNTING                               N/A                       %
              4333 EDGEWOOD RD NE
              CEDAR RAPIDS IA  52499-0001

              TRANSAMERICA LIFE INSURANCE CO
              EXTRA
              ATTN  FMD OPERATIONAL ACCOUNTING                               N/A                       %
              4333 EDGEWOOD DR NE
              CEDAR RAPIDS IA  52499-0001


----------
* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. BLUE CHIP FUND

                                                                          SERIES I                 SERIES II
                                                                           SHARES                   SHARES
                                                                      ----------------        -------------------
              NAME AND ADDRESS OF                                     PERCENTAGE OWNED        PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                               OF                     RECORD
                                                                           RECORD
                                                                      ----------------        -------------------
              ALLMERICA FINANCIAL LIFE INS & ANNUITY COMPANY
              ATTN: LYNNE MCENTEGART SEP ACCOUNT
              440 LINCOLN STREET
              MAILSTOP S-310                                                  %*                      N/A
              WORCESTER MA  01653-0000

              ALLSTATE LIFE OF NEW YORK
              3100 SANDERS  ROAD                                              %                        %
              NORTHBROOK IL  60061-7155

              ALLSTATE LIFE INS CO OF NEW YORK
              NY PROPRIETARY                                                  %                       N/A
              P.O. BOX 94200
              PALATINE IL  60094-4200

              GLENBROOK LIFE & ANNUITY CO
              PROPRIETARY ACCOUNT                                             %                       N/A
              P.O. BOX 94200
              PALATINE IL  60094-4200

              GLENBROOK LIFE & ANNUITY
              300 N. MILWAUKEE AVENUE STE AN2N                               N/A                       %
              VERNON HILLS IL  60061-1533

              HARTFORD LIFE
              SEPARATE ACCOUNT
              ATTN  DAVE TEN BROECK                                           %                       N/A
              P.O. BOX 2999
              HARTFORD CT  06104-2999

              HARTFORD LIFE AND ANNUITY
              SEPARATE ACCOUNT
              ATTN:  DAVE TEN BROECK                               %*                                 N/A
              PO BOX 2999
              HARTFORD CT  06104-2999


----------
* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. CAPITAL APPRECIATION FUND

                                                                          SERIES I                 SERIES II
                                                                           SHARES                   SHARES
                                                                      ----------------        -------------------
              NAME AND ADDRESS OF                                     PERCENTAGE OWNED        PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                               OF                     RECORD
                                                                           RECORD
                                                                      ----------------        -------------------
              ALLSTATE LIFE INSURANCE CO
              ATTN FINANCIAL CONTROL- CIGNA
              300 N MILWAUKEE AVE STE AN2N                                    %                       N/A
              VERNON HILLS IL  60061-1533

              GLENBROOK LIFE & ANNUITY CO
              VA 1 AND SPVL ACCOUNT
              P.O. BOX 94200                                                  %                       N/A
              PALATINE IL  60094-4200

              GLENBROOK LIFE & ANNUITY CO
              PROPRIETARY ACCOUNT                                             %                       N/A
              P.O. BOX 94200
              PALATINE IL  60094-4200

              IDS LIFE INSURANCE CO
              IDS TOWER 10T11/340                                             %                       N/A
              MINNEAPOLIS MN  55440

              IDS LIFE INSURANCE CO
              222 AXP FINANCIAL CENTER                                       N/A                       %
              MINNEAPOLIS MN  55474-0002

              ING LIFE INSURANCE AND ANNUITY CO
              CONVEYOR TN41                                                   %                       N/A
              151 FARMINGTON AVE
              HARTFORD CT  06156-0001

              MERRILL LYNCH LIFE INSURANCE CO
              FBO THE SOLE BENEFIT OF CUSTOMERS                               %                       N/A
              4800 DEER LAKE DR E
              JACKSONVILLE FL  32246-6484

              TRANSAMERICA LIFE INSURANCE CO.
              LANDMARK
              ATTN  MFD OPERATIONAL ACCOUNTING                               N/A                       %
              4333 EDGEWOOD RD NE
              CEDAR RAPIDS IA  52499-0001

              TRANSAMERICA LIFE INSURANCE CO
              EXTRA
              ATTN  FMD OPERATIONAL ACCOUNTING                               N/A                       %
              4333 EDGEWOOD RD NE
              CEDAR RAPIDS IA  52499-0001


----------
* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. CAPITAL DEVELOPMENT FUND

                                                                          SERIES I                 SERIES II
                                                                           SHARES                   SHARES
                                                                      ----------------        -------------------
              NAME AND ADDRESS OF                                     PERCENTAGE OWNED        PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                               OF                     RECORD
                                                                           RECORD
                                                                      ----------------        -------------------
              ALLMERICA FINANCIAL LIFE INS & ANNUITY COMPANY
              ATTN:  LYNNE MCENTEGART SEP ACCOUNT
              440 LINCOLN STREET
              MAILSTOP S-310                                                 N/A                       %
              WORCESTER MA  01653-0001

              GLENBROOK LIFE & ANNUITY CO
              PROPRIETARY ACCOUNT                                             %                       N/A
              P.O. BOX 94200
              PALATINE IL  60094-4200

              IDS LIFE INSURANCE CO
              IDS TOWER 10T11/340                                             %*                      N/A
              MINNEAPOLIS MN  55440

              IDS LIFE INSURANCE CO RAVA
              222 AXP FINANCIAL CENTER                                       N/A                       %
              MINNEAPOLIS MN  55474-0002

              JOHN HANCOCK
              FUND OPERATIONS                                                N/A                       %
              529 MAIN STREET
              CHARLES, MA  02129


----------
* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. CORE EQUITY FUND

                                                                          SERIES I                 SERIES II
                                                                           SHARES                   SHARES
                                                                      ----------------        -------------------
              NAME AND ADDRESS OF                                     PERCENTAGE OWNED        PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                               OF                     RECORD
                                                                           RECORD
                                                                      ----------------        -------------------
              GLENBROOK LIFE & ANNUITY CO
              300 N. MILWAUKEE AVE  STE AN2N
              VERNON HILLS IL  60061-1533                                    N/A                       %

              IDS LIFE INSURANCE CO
              IDS TOWER 10T11/340                                             %*                      N/A
              MINNEAPOLIS MN  55410

              ING LIFE INSURANCE AND ANNUITY CO
              CONVEYOR TN41                                                   %                       N/A
              151 FARMINGTON AVE
              HARTFORD CT  06156-0001

              PRUDENTIAL INSURANCE CO OF AMERICA
              ATTN IGG FINL REP SEP ACCTS
              NJ-02-07-01                                                     %                       N/A
              213 WASHINGTON ST  7TH FL
              NEWARK NJ  07102-2992

              SAGE LIFE ASSURANCE OF AMERICA
              300 ATLANTIC ST  STE 302                                       N/A                       %
              STAMFORD CT  06901-0000

              SUN LIFE FINANCIAL
              P.O. BOX 9137                                                  N/A                       %
              WELLESLEY HILLS MA  02481-9137

              TRANSAMERICA LIFE INSURANCE CO
              RIB III
              ATTN  FMD OPERATIONAL ACCOUNTING                               N/A                       %
              4333 EDGEWOOD DR NE
              CEDAR RAPIDS IA  52499-0001



AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

                                                                          SERIES I                 SERIES II
                                                                           SHARES                   SHARES
                                                                      ----------------        -------------------
              NAME AND ADDRESS OF                                     PERCENTAGE OWNED        PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                               OF                     RECORD
                                                                           RECORD
                                                                      ----------------        -------------------
             GLENBROOK LIFE & ANNUITY CO
             PROPRIETARY ACCOUNT
             P.O. BOX 94200                                                  %*                       N/A
             PALATINE IL  60094-4200


----------
* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

                                                                          SERIES I                 SERIES II
                                                                           SHARES                   SHARES
                                                                      ----------------        -------------------
              NAME AND ADDRESS OF                                     PERCENTAGE OWNED        PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                               OF                     RECORD
                                                                           RECORD
                                                                      ----------------        -------------------
             GOLDEN AMERICAN LIFE INSURANCE CO
             1475 DUNWOODY DRIVE                                             N/A                      %*
             WEST CHESTER, PA 19380-1478

             HARTFORD LIFE AND ANNUITY
             SEPARATE ACCOUNT
             ATTN  DAVE TEN BROECK                                            %                       N/A
             P.O. BOX 2999
             HARTFORD CT  06104-2999

             RELIASTAR LIFE INSURANCE CO
             FBO SELECT LIFE 2/3                                              %                       N/A
             RTE 5106 PO BOX 20
             MINNEAPOLIS MN  55440-0020



AIM V.I. DIVERSIFIED INCOME FUND

                                                                          SERIES I                 SERIES II
                                                                           SHARES                   SHARES
                                                                      ----------------        -------------------
              NAME AND ADDRESS OF                                     PERCENTAGE OWNED        PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                               OF                     RECORD
                                                                           RECORD
                                                                      ----------------        -------------------
              ALLSTATE LIFE INSURANCE CO
              ATTN FINANCIAL CONTROL- CIGNA
              P.O. BOX 94200                                                  %*                     N/A
              PALATINE IL  60094-4200

              ALLSTATE LIFE OF NEW YORK
              3100 SANDERS ROAD                                              N/A                       %
              NORTHBROOK IL  60062-7155

              AMERICAN GENERAL ANNUITY
              ATTN CHRIS BOUMAN                                               %                       N/A
              205 E 10TH ST
              AMARILLO TX  79101-3507

              GENERAL AMERICAN LIFE INSURANCE
              SEPARATE ACCOUNTS B1-08                                         %                       N/A
              13045 TESSON FERRY RD
              ST LOUIS MO  63128-3499

              GLENBROOK LIFE & ANNUITY CO
              PROPRIETARY ACCOUNT                                            %*                       N/A
              P.O. BOX 94200
              PALATINE IL  60094-4200


----------
* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. DIVERSIFIED INCOME FUND
                                                                          SERIES I                 SERIES II
                                                                           SHARES                   SHARES
                                                                      ----------------        -------------------
              NAME AND ADDRESS OF                                     PERCENTAGE OWNED        PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                               OF                     RECORD
                                                                           RECORD
                                                                      ----------------        -------------------
              GLENBROOK LIFE & ANNUITY CO
              VA1 AND SPV L ACCOUNT                                           %                       N/A
              P.O. BOX 94200
              PALATINE IL  60094-4200

              GLENBROOK LIFE & ANNUITY
              300 N. MILWAUKEE AVENUE  STE AN2N                              N/A                       %
              VERNON HILLS IL  60061-1553



AIM V.I. GLOBAL UTILITIES FUND

                                                                          SERIES I                 SERIES II
                                                                           SHARES                   SHARES
                                                                      ----------------        -------------------
              NAME AND ADDRESS OF                                     PERCENTAGE OWNED        PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                               OF                     RECORD
                                                                           RECORD
                                                                      ----------------        -------------------
              ALLSTATE LIFE INSURANCE CO
              ATTN FINANCIAL CONTROL- CIGNA
              P.O. BOX 94200                                                   %                       N/A
              PALATINE IL  60094-4200

              ALLSTATE LIFE OF NEW YORK
              3100 SANDERS ROAD                                               N/A                       %
              NORTHBROOK IL  60062-7155

              GLENBROOK LIFE & ANNUITY CO
              PROPRIETARY ACCOUNT                                  %*                                  N/A
              3100 SANDERS RD
              NORTHBROOK IL  60062-7155

              GLENBROOK LIFE & ANNUITY CO
              VA 1 AND SPVL ACCOUNT                                            %                       N/A
              P.O. BOX 94200
              PALATINE IL  60094-4200

              GLENBROOK LIFE & ANNUITY
              300 N. MILWAUKEE AVENUE  STE AN2N                               N/A                       %
              VERNON HILLS IL  60061-1533

              GUARDIAN INSURANCE & ANNUITY CO
              ATTN EQUITY ACCOUNTING DEPT 3-S-18                               %                       N/A
              3900 BURGESS PL
              BETHLEHEM PA  18017-9097

              ANNUITY INVESTORS
              580 WALNUT                                                      N/A                       %
              CINCINNATI, OH  45202


----------
* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. GLOBAL UTILITIES FUND

                                                                          SERIES I                 SERIES II
                                                                           SHARES                   SHARES
                                                                      ----------------        -------------------
              NAME AND ADDRESS OF                                     PERCENTAGE OWNED        PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                               OF                     RECORD
                                                                           RECORD
                                                                      ----------------        -------------------
              SAGE LIFE ASSURANCE OF AMERICA
              300 ATLANTIC ST                                                 N/A                       %
              STE 302
              STAMFORD CT  06901-3539



AIM V.I. GOVERNMENT SECURITIES FUND

                                                                          SERIES I                 SERIES II
                                                                           SHARES                   SHARES
                                                                      ----------------        -------------------
              NAME AND ADDRESS OF                                     PERCENTAGE OWNED        PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                               OF                     RECORD
                                                                           RECORD
                                                                      ----------------        -------------------

              ALLSTATE LIFE IN OF NEW YORK
              3100 SANDERS ROAD
              NORTHBROOK IL  60062-7155                                       N/A                       %

              GLENBROOK LIFE & ANNUITY CO
              PROPRIETARY ACCOUNT                                              %                       N/A
              3100 SANDERS RD
              NORTHBROOK IL  60062-7155

              GLENBROOK LIFE & ANNUITY CO
              300 N. MILWAUKEE AVE  STE AN2N                                  N/A                       %
              VERNON HILLS IL  60061-1533

              HARTFORD LIFE AND ANNUITY
              SEPARATE ACCOUNT
              ATTN DAVE TEN BROECK                                 %*                                  N/A
              PO BOX 2999
              HARTFORD CT  06104-2999

              HARTFORD LIFE
              SEPARATE ACCOUNT
              ATTN  DAVE TEN BROECK                                            %                       N/A
              P.O. BOX 2999
              HARTFORD CT  06104-2999

              PAUL IANNELLI
              3900 BURGESS PLACE                                              N/A                       %
              EQUITY ACCPUNTING 3-S
              BETHLEHEM PA  18017-9097

              SAGE LIFE ASSURANCE OF AMERICA
              300 ATLANTIC ST  STE 302                                        N/A                       %
              STAMFORD CT  06901-3539


----------
* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. GOVERNMENT SECURITIES FUND

                                                                          SERIES I                 SERIES II
                                                                           SHARES                   SHARES
                                                                      ----------------        -------------------
              NAME AND ADDRESS OF                                     PERCENTAGE OWNED        PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                               OF                     RECORD
                                                                           RECORD
                                                                      ----------------        -------------------
              SECURITY LIFE OF DENVER
              VARIABLE OPERATIONS                                              %                       N/A
              1290 BROADWAY
              DENVER CO  80203-2122

              THE LINCOLN NATIONAL LIFE INS CO
              ATTN SHIRLEY SMITH                                              N/A                       %
              1300 SOUTH CLINTON STREET
              FORT WAYNE IN  46802-3506

              TRANSAMERICA LIFE INSURANCE CO
              PREFERRED ADVANTAGE
              ATTN  FMD OPERATIONAL ACCOUNTING                                N/A                       %
              4333 EDGEWOOD RD NE
              CEDAR RAPIDS IA  52499



AIM V.I. GROWTH FUND

                                                                          SERIES I                 SERIES II
                                                                           SHARES                   SHARES
                                                                      ----------------        -------------------
              NAME AND ADDRESS OF                                     PERCENTAGE OWNED        PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                               OF                     RECORD
                                                                           RECORD
                                                                      ----------------        -------------------
              ALLSTATE LIFE INSURANCE CO
              ATTN FINANCIAL CONTROL- CIGNA
              P.O. BOX 94200                                                   %                       N/A
              PALATINE IL  60094-4200

              GLENBROOK LIFE & ANNUITY CO
              PROPRIETARY ACCOUNT                                              %                       N/A
              P.O. BOX 94200
              PALATINE IL  60094-4200

              GLENBROOK LIFE & ANNUITY CO
              VA 1 AND SPVL ACCOUNT                                            %                       N/A
              P.O. BOX 94200
              PALATINE IL  60094-4200

              GLENBROOK LIFE & ANNUITY CO
              300 N. MILWAUKEE AVE  STE AN2N                                  N/A                       %
              VERNON HILLS IL  60061-1533

              GOLDEN AMERICAN LIFE INSURANCE COMPANY
              1475 DUNWOODY DRIVE                                             N/A                       %
              WEST CHESTER PA  19380

----------
* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. GROWTH FUND

                                                                          SERIES I                 SERIES II
                                                                           SHARES                   SHARES
                                                                      ----------------        -------------------
              NAME AND ADDRESS OF                                     PERCENTAGE OWNED        PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                               OF                     RECORD
                                                                           RECORD
                                                                      ----------------        -------------------
              ING LIFE INSURANCE AND ANNUITY CO
              CONVEYOR TN41                                                    %                       N/A
              151 FARMINGTON AVE
              HARTFORD CT  06156-0001

              LINCOLN LIFE FLEXIBLE PREMIUM
              VARIABLE LIFE ACCT M/VUL-1 SA-M
              ATTN  KAREN GERKA                                                %                       N/A
              1300 CLINTON ST
              MAIL STOP 4CO1
              FORT WAYNE IL  46802-3518

              SUN LIFE FINANCIAL
              RETIREMENT PRODUCTS & SERVICES                                   %                       N/A
              PO BOX 9134
              WELLESLEY HILLS, MA 02481-9134

              SUN LIFE FINANCIAL
              P.O. BOX 9137                                                   N/A                       %
              WELLESLEY HILLS MA  02481-9137

              THE LINCOLN NATIONAL LIFE INS CO.
              ATTN  SHIRLEY SMITH                                             N/A                       %
              1300 SOUTH CLINTON STREET
              FORT WAYNE IN  46802-0000

              TRANSAMERICA LIFE INSURANCE CO
              PREFERRED ADVANTAGE
              ATTN  FMD OPERATIONAL ACCOUNTING                                N/A                       %
              4333 EDGEWOOD RD NE
              CEDAR RAPIDS IA  52499

              PRINCIPAL LIFE INSURANCE
              ATTN:  CHAD NICHOLS                                              %                       N/A
              711 HIGH STREET
              DES MOINES, IA  50392



AIM V.I. HIGH YIELD FUND

                                                                          SERIES I                 SERIES II
                                                                           SHARES                   SHARES
                                                                      ----------------        -------------------
              NAME AND ADDRESS OF                                     PERCENTAGE OWNED        PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                               OF                     RECORD
                                                                           RECORD
                                                                      ----------------        -------------------
              ALLMERICA FINANCIAL LIFE INS
              ATTN: LYNNE MCENTEGART
              440 LINCOLN STREET
              MAILSTOP S-310                                                   %                       N/A
              WORCESTER MA  01653-0001

----------
* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. HIGH YIELD FUND

                                                                          SERIES I                 SERIES II
                                                                           SHARES                   SHARES
                                                                      ----------------        -------------------
              NAME AND ADDRESS OF                                     PERCENTAGE OWNED        PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                               OF                     RECORD
                                                                           RECORD
                                                                      ----------------        -------------------
              ALLSTATE LIFE INSURANCE CO ATTN FINANCIAL
              CONTROL-CIGNA                                                    %                       N/A
              P.O. BOX 94200
              PALATINE IL 60094-4200

              ALLSTATE LIFE OF NEW YORK
              3100 SANDERS ROAD                                               N/A                       %
              NORTHBROOK IL  60062-7155

              GLENBROOK LIFE & ANNUITY CO
              PROPRIETARY ACCOUNT                                  %*                                  N/A
              P.O. BOX 94200
              PALATINE IL  60094-4200

              GLENBROOK LIFE & ANNUITY CO
              VA 1 AND SPVL ACCOUNT                                            %                       N/A
              P.O. BOX 94200
              PALATINE IL  60094-4200

              GLENBROOK LIFE & ANNUITY CO
              GLAC MULTI-MANAGER ACCOUNT                                       %                       N/A
              P.O. BOX 94200
              PALATINE IL  60094-4200

              GLENBROOK LIFE & ANNUITY
              300 N. MILWAUKEE AVENUE  STE AN2N                               N/A                      %*
              VERNON HILLS IL  60061-1533

              HARTFORD LIFE INSURANCE CO
              SEPARATE ACCOUNT 2
              ATTN DAVID TEN BROECK                                            %                       N/A
              PO BOX 2999
              HARTFORD CT  06104-2999



AIM V.I. INTERNATIONAL GROWTH FUND

                                                                          SERIES I                 SERIES II
                                                                           SHARES                   SHARES
                                                                      ----------------        -------------------
              NAME AND ADDRESS OF                                     PERCENTAGE OWNED        PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                               OF                     RECORD
                                                                           RECORD
                                                                      ----------------        -------------------
              ALLSTATE LIFE INSURANCE CO.
              ATTN:  FINANCIAL CONTROL-CIGNA
              P.O. BOX 94200                                                   %                       N/A
              PALATINE IL  60094-4200


----------
* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. INTERNATIONAL GROWTH FUND

                                                                          SERIES I                 SERIES II
                                                                           SHARES                   SHARES
                                                                      ----------------        -------------------
              NAME AND ADDRESS OF                                     PERCENTAGE OWNED        PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                               OF                     RECORD
                                                                           RECORD
                                                                      ----------------        -------------------
              GLENBROOK LIFE & ANNUITY CO
              VA 1 AND SPVL ACCOUNT                                            %                       N/A
              P.O. BOX 94200
              PALATINE IL  60094-4200

              GLENBROOK LIFE & ANNUITY CO
              PROPRIETARY ACCOUNT                                              %                       N/A
              P.O. BOX 94200
              PALATINE IL  60094-4200

              GLENBROOK LIFE & ANNUITY
              300 N. MILWAUKEE AVENUE  STE AN2N                               N/A                       %
              VERNON HILLS IL  60061-1533

              KEYPORT LIFE INSURANCE COMPANY
              125 HIGH STREET                                                  %                       N/A
              BOSTON MA  02110-2704

              LINCOLN NATIONAL LIFE INSURANCE COMPANY
              1300 S. CLINTON STREET                                           %                       N/A
              FORT WAYNE IN  46802-3506

              LINCOLN NATIONAL LIFE INSURANCE COMPANY
              1300 S. CLINTON STREET                                          N/A                       %
              FORT WAYNE IN  46802-3506

              MERRILL LYNCH LIFE INSURANCE CO
              FBO THE SOLE BENEFIT OF CUSTOMERS                                %                       N/A
              4800 DEER LAKE DR E
              JACKSONVILLE FL  32246-6484

              SAGE LIFE ASSURANCE OF AMERICA
              300 ATLANTIC ST                                                 N/A                       %
              STE 302
              STAMFORD CT  06901-3539

              SUN LIFE FINANCIAL
              RETIREMENT PRODUCTS & SERVICES                                   %                       N/A
              PO BOX 9134
              WELLESLEY HILLS, MA 02481

              SUN LIFE FINANCIAL
              P.O. BOX 9137                                                   N/A                       %
              WELLESLEY HILLS MA  02481-9137

              NATIONWIDE INS. CO.
              C/O PORTFOLIO ACCT.                                             N/A                       %
              P.O. BOX 182029
              COLUMBUS, OH  43218


----------
* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. MID CAP CORE EQUITY FUND

                                                                          SERIES I                 SERIES II
                                                                           SHARES                   SHARES
                                                                      ----------------        -------------------
              NAME AND ADDRESS OF                                     PERCENTAGE OWNED        PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                               OF                     RECORD
                                                                           RECORD
                                                                      ----------------        -------------------
              GLENBROOK LIFE & ANNUITY CO
              PROPRIETARY ACCOUNT
              P.O. BOX 94200                                                   %                       N/A
              NORTHBROOK IL  60094-4200

              GLENBROOK LIFE & ANNUITY
              300 N. MILWAUKEE AVENUE  STE AN2N                               N/A                       %
              VERNON HILLS IL  60061-1533

              HARTFORD LIFE AND ANNUITY
              SEPARATE ACCOUNT
              ATTN DAVE TEN BROECK                                 %*                                  N/A
              PO BOX 2999
              HARTFORD CT  06104-2999

              HARTFORD LIFE SEPARATE ACCOUNT
              ATTN DAVE TEN BROECK                                             %                       N/A
              PO BOX 2999
              HARTFORD CT  06104-2999

              PAUL IANNELLI
              3900 BURGESS PLACE                                              N/A                       %
              EQUITY ACCPUNTING 3-S
              BETHLEHEM PA  18017-9097

              TRANSAMERICA LIFE INSURANCE CO
              PREFERRED ADVANTAGE
              ATTN  FMD OPERATIONAL ACCOUNTING                                N/A                       %
              4333 EDGEWOOD RD NE
              CEDAR RAPIDS IA  52499


----------
* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. MONEY MARKET FUND

                                                                          SERIES I                 SERIES II
                                                                           SHARES                   SHARES
                                                                      ----------------        -------------------
              NAME AND ADDRESS OF                                     PERCENTAGE OWNED        PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                               OF                     RECORD
                                                                           RECORD
                                                                      ----------------        -------------------
              ALLSTATE LIFE INSURANCE CO
              ATTN FINANCIAL CONTROL- CIGNA
              P.O. BOX 94200                                                   %                       N/A
              PALATINE IL  60094-4200

              ALLSTATE LIFE OF NEW YORK
              3100 SANDERS ROAD                                               N/A                       %
              NORTHBROOK IL  60062-7155

              GLENBROOK LIFE & ANNUITY CO
              PROPRIETARY ACCOUNT                                             %*                       N/A
              P.O. BOX 94200
              PALATINE IL  60094-4200

              GLENBROOK LIFE & ANNUITY CO
              VA 1 AND SPVL ACCOUNT                                            %                       N/A
              P.O. BOX 94200
              PALATINE IL  60094-4200

              GLENBROOK LIFE & ANNUITY
              300 N. MILWAUKEE AVENUE  STE AN2N                               N/A                       %
              VERNON HILLS IL  60061-1533

              SAGE LIFE ASSURANCE
              969 HIGHRIDGE RD, STE 200                                        %                       N/A
              STAMFORD, CT  06905



AIM V.I. NEW TECHNOLOGY FUND

                                                                          SERIES I                 SERIES II
                                                                           SHARES                   SHARES
                                                                      ----------------        -------------------
              NAME AND ADDRESS OF                                     PERCENTAGE OWNED        PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                               OF                     RECORD
                                                                           RECORD
                                                                      ----------------        -------------------
              ALLSTATE LIFE INSURANCE CO OF NEW YORK
              NY PROPRIETARY
              P.O. BOX 94200                                                   %                       N/A
              PALATINE IL  60094-4200

              ALLSTATE LIFE OF NEW YORK
              3100 SANDERS ROAD                                               N/A                       %
              NORTHBROOK IL  60062-7155

              GENERAL AMERICAN LIFE INSURANCE
              SEPARATE ACCOUNTS B1-08                                         %*                       N/A
              13045 TESSON FERRY RD
              ST LOUIS MO  63128-3499


----------
* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. NEW TECHNOLOGY FUND

                                                                          SERIES I                 SERIES II
                                                                           SHARES                   SHARES
                                                                      ----------------        -------------------
              NAME AND ADDRESS OF                                     PERCENTAGE OWNED        PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                               OF                     RECORD
                                                                           RECORD
                                                                      ----------------        -------------------
              GLENBROOK LIFE & ANNUITY CO
              PROPRIETARY ACCOUNT                                  %*                                  N/A
              P.O. BOX 94200
              PALATINE IL  60094-4200

              GLENBROOK LIFE & ANNUITY
              300 N. MILWAUKEE AVENUE  STE AN2N                               N/A                       %
              VERNON HILLS IL  60061-1533



AIM V.I. PREMIER EQUITY FUND

                                                                          SERIES I                 SERIES II
                                                                           SHARES                   SHARES
                                                                      ----------------        -------------------
              NAME AND ADDRESS OF                                     PERCENTAGE OWNED        PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                               OF                     RECORD
                                                                           RECORD
                                                                      ----------------        -------------------
              ALLSTATE LIFE INSURANCE CO
              ATTN FINANCIAL CONTROL- CIGNA
              P.O. BOX 94200                                                   %                       N/A
              PALATINE IL  60094-4200

              COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
              COVA VARIABLE ANNUITY ACCT ONE
              ATTN  STACIE GANNON                                             N/A                       %
              P.O. BOX 295
              DES MOINES IA  50301-0295

              GLENBROOK LIFE & ANNUITY CO
              PROPRIETARY ACCOUNT                                              %                       N/A
              P.O. BOX 94200
              PALATINE IL  60094-4200

              ING LIFE INSURANCE AND ANNUITY CO
              CONVEYOR TN41                                                    %                       N/A
              151 FARMINGTON AVE
              HARTFORD CT  06156-0001

              LINCOLN LIFE FLEXIBLE PREMIUM
              VARIABLE LIFE ACCT M/VUL-1 SA-M
              ATTN  KAREN GERKE                                                %                       N/A
              1300 CLINTON STREET MAIL STOP 4C01
              FORT WAYNE IN  46802-3518


----------
* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. PREMIER EQUITY FUND

                                                                          SERIES I                 SERIES II
                                                                           SHARES                   SHARES
                                                                      ----------------        -------------------
              NAME AND ADDRESS OF                                     PERCENTAGE OWNED        PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                               OF                     RECORD
                                                                           RECORD
                                                                      ----------------        -------------------
              MERRILL LYNCH PIERCE FENNER & SMITH
              FBO THE SOLE BENEFIT OF CUSTOMERS                                %                       N/A
              4800 DEER LAKE DR E
              JACKSONVILLE FL  32246-6484

              NATIONWIDE INSURANCE COMPANY
              NWVA7
              C/O IPO PORTFOLIO ACCOUNTING                                    N/A                       %
              P.O. BOX 182029
              COLUMBUS OH  43218-2029

              NATIONWIDE INSURANCE COMPANY
              NWVA9
              C/O IPO PORTFOLIO ACCOUNTING                                    N/A                       %
              P.O. BOX 182029
              COLUMBUS OH  43218-2029

              PRUDENTIAL INSURANCE CO IF AMER
              ATTN IGG FINL REP SEP ACCTS
              NJ-02-07-01                                                      %                       N/A
              213 WASHINGTON ST  7TH FL
              NEWARK NJ  07102-2992

              THE LINCOLN NATIONAL LIFE INS CO
              ATTN SHIRLEY SMITH                                              N/A                       %
              1300 SOUTH CLINTON STREET
              FORT WAYNE IN  46802-3506




INVESCO VIF - CORE EQUITY FUND



                                                                          SERIES I                 SERIES II
                                                                           SHARES                   SHARES
                                                                      ----------------        -------------------
              NAME AND ADDRESS OF                                     PERCENTAGE OWNED        PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                               OF                     RECORD
                                                                           RECORD
                                                                      ----------------        -------------------





INVESCO VIF - DYNAMICS FUND



                                                                          SERIES I                 SERIES II
                                                                           SHARES                   SHARES
                                                                      ----------------        -------------------
              NAME AND ADDRESS OF                                     PERCENTAGE OWNED        PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                               OF                     RECORD
                                                                           RECORD
                                                                      ----------------        -------------------







INVESCO VIF - FINANCIAL SERVICES FUND



                                                                          SERIES I                 SERIES II
                                                                           SHARES                   SHARES
                                                                      ----------------        -------------------
              NAME AND ADDRESS OF                                     PERCENTAGE OWNED        PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                               OF                     RECORD
                                                                           RECORD
                                                                      ----------------        -------------------







INVESCO VIF - GROWTH FUND



                                                                          SERIES I                 SERIES II
                                                                           SHARES                   SHARES
                                                                      ----------------        -------------------
              NAME AND ADDRESS OF                                     PERCENTAGE OWNED        PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                               OF                     RECORD
                                                                           RECORD
                                                                      ----------------        -------------------








INVESCO VIF - HEALTH SCIENCES FUND



                                                                          SERIES I                 SERIES II
                                                                           SHARES                   SHARES
                                                                      ----------------        -------------------
              NAME AND ADDRESS OF                                     PERCENTAGE OWNED        PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                               OF                     RECORD
                                                                           RECORD
                                                                      ----------------        -------------------





INVESCO VIF - HIGH YIELD FUND



                                                                          SERIES I                 SERIES II
                                                                           SHARES                   SHARES
                                                                      ----------------        -------------------
              NAME AND ADDRESS OF                                     PERCENTAGE OWNED        PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                               OF                     RECORD
                                                                           RECORD
                                                                      ----------------        -------------------








AIM V.I. REAL ESTATE FUND



                                                                          SERIES I                 SERIES II
                                                                           SHARES                   SHARES
                                                                      ----------------        -------------------
              NAME AND ADDRESS OF                                     PERCENTAGE OWNED        PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                               OF                     RECORD
                                                                           RECORD
                                                                      ----------------        -------------------








INVESCO VIF - SMALL COMPANY GROWTH FUND



                                                                          SERIES I                 SERIES II
                                                                           SHARES                   SHARES
                                                                      ----------------        -------------------
              NAME AND ADDRESS OF                                     PERCENTAGE OWNED        PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                               OF                     RECORD
                                                                           RECORD
                                                                      ----------------        -------------------







INVESCO VIF - TECHNOLOGY FUND



                                                                          SERIES I                 SERIES II
                                                                           SHARES                   SHARES
                                                                      ----------------        -------------------
              NAME AND ADDRESS OF                                     PERCENTAGE OWNED        PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                               OF                     RECORD
                                                                           RECORD
                                                                      ----------------        -------------------





INVESCO VIF - TELECOMMUNICATIONS FUND



                                                                          SERIES I                 SERIES II
                                                                           SHARES                   SHARES
                                                                      ----------------        -------------------
              NAME AND ADDRESS OF                                     PERCENTAGE OWNED        PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                               OF                     RECORD
                                                                           RECORD
                                                                      ----------------        -------------------








INVESCO VIF - TOTAL RETURN FUND



                                                                          SERIES I                 SERIES II
                                                                           SHARES                   SHARES
                                                                      ----------------        -------------------
              NAME AND ADDRESS OF                                     PERCENTAGE OWNED        PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                               OF                     RECORD
                                                                           RECORD
                                                                      ----------------        -------------------








INVESCO VIF - UTILITIES FUND



                                                                          SERIES I                 SERIES II
                                                                           SHARES                   SHARES
                                                                      ----------------        -------------------
              NAME AND ADDRESS OF                                     PERCENTAGE OWNED        PERCENTAGE OWNED OF
              PRINCIPAL HOLDER                                               OF                     RECORD
                                                                           RECORD
                                                                      ----------------        -------------------







MANAGEMENT OWNERSHIP


As of             , 2004, the trustees and officers as a group owned less than
1% of the shares outstanding of each class of any Fund.

                                   APPENDIX F

                                 MANAGEMENT FEES

         For the last three fiscal years ended December 31, the management fees payable by each Fund, the amounts waived by AIM and the net fees paid by each Fund were as follows:


    FUND NAME                              2003                                               2002
    ---------             -------------------------------------       ------------------------------------------------------
                           MANAGEMENT   MANAGEMENT      NET           MANAGEMENT            MANAGEMENT        NET MANAGEMENT
                          FEE PAYABLE   FEE WAIVERS  MANAGEMENT       FEE PAYABLE          FEE WAIVERS           FEE PAID
                                         FEE PAID
                          -----------   -----------  ----------       -----------          -----------        --------------
AIM V.I
Aggressive Growth
Fund                                                                   $  940,465            $ 1,006            $  939,459

AIM V.I. Balanced                                                         706,989              1,275               705,714
Fund

AIM V.I. Basic                                                            665,840                909               664,931
Value Fund*

AIM V.I. Blue                                                             486,916                602               486,314
Chip Fund**

AIM V.I. Capital                                                        5,887,471              6,569             5,880,902
Appreciation Fund

AIM V.I. Capital                                                          703,517              1,117               702,400
Development Fund

AIM V.I. Core
Equity Fund                                                             9,986,065             26,617             9,959,448

AIM V.I. Dent
Demographic
Trends Fund**                                                             346,076             50,928               295,148

AIM V.I
Diversified
Income Fund                                                               446,474                294               446,180


    FUND NAME                                    2001
    ---------            --------------------------------------------------------
                          MANAGEMENT          MANAGEMENT           NET MANAGEMENT
                         FEE PAYABLE          FEE WAIVERS             FEE PAID

                         -----------          -----------          --------------
AIM V.I
Aggressive Growth
Fund                     $   871,609            $   436            $   871,173

AIM V.I. Balanced            712,273                685                711,588
Fund

AIM V.I. Basic                18,656             18,656                    -0-
Value Fund*

AIM V.I. Blue                328,003                205                327,798
Chip Fund**

AIM V.I. Capital           7,575,407              4,991              7,570,416
Appreciation Fund

AIM V.I. Capital             640,839                488                640,351
Development Fund

AIM V.I. Core
Equity Fund               12,782,607              4,952             12,777,655

AIM V.I. Dent
Demographic
Trends Fund**                324,199             21,814                302,385

AIM V.I
Diversified
Income Fund                  495,418                100                495,318


*        Commenced operations on September 10, 2001.

    FUND NAME                              2003                                               2002
    ---------             -------------------------------------       ------------------------------------------------------
                           MANAGEMENT   MANAGEMENT      NET           MANAGEMENT            MANAGEMENT        NET MANAGEMENT
                          FEE PAYABLE   FEE WAIVERS  MANAGEMENT       FEE PAYABLE          FEE WAIVERS           FEE PAID
                                         FEE PAID
                          -----------   -----------  ----------       -----------          -----------        --------------

AIM V.I. Global
Utilities Fund                                                            180,490               509               179,981

AIM V.I. Government                                                     1,298,875             7,105             1,291,770
Securities Fund

AIM V.I. Growth                                                         2,944,558             3,467             2,941,091
Fund

AIM V.I. High Yield                                                       167,345               157               167,188
Fund

AIM V.I
International                                                           2,402,352             5,019             2,397,333
Growth Fund

AIM V.I. Large Cap                                                         N/A                  N/A                  N/A
Growth Fund**

AIM V.I. Mid Cap                                                          253,827               873               252,954
Core Equity Fund*

AIM V.I. Money                                                            509,205               -0-                509,205
Market Fund

AIM V.I. New                                                              216,332            87,975               128,357
Technology Fund

AIM V.I. Premier                                                       12,074,846            22,903            12,051,943
Equity Fund

AIM V.I. Real
Estate Fund***                                                             76,891            45,431                31,460

AIM V.I. Small Cap                                                            N/A               N/A                   N/A
Equity Fund**


    FUND NAME                                       2001
    ---------               --------------------------------------------------------
                             MANAGEMENT          MANAGEMENT           NET MANAGEMENT
                            FEE PAYABLE          FEE WAIVERS             FEE PAID

                            -----------          -----------          --------------
AIM V.I. Global
Utilities Fund              $   290,385            $    357            $   290,028

AIM V.I. Government             731,079               1,957                729,122
Securities Fund

AIM V.I. Growth               4,174,059               3,371              4,170,688
Fund

AIM V.I. High Yield             181,308              24,082                157,226
Fund

AIM V.I
International                 2,869,778               1,910              2,867,868
Growth Fund

AIM V.I. Large Cap                  N/A                 N/A                    N/A
Growth Fund**

AIM V.I. Mid Cap                  9,869               9,869                    -0-
Core Equity Fund*

AIM V.I. Money                  443,514                  -0-               443,514
Market Fund

AIM V.I. New                    408,471              51,975                356,496
Technology Fund

AIM V.I. Premier             15,665,367              17,692             15,647,675
Equity Fund

AIM V.I. Real
Estate Fund***                   28,888            [42,539]              [   __]

AIM V.I. Small Cap                  N/A                 N/A                   N/A
Equity Fund**


*        Commenced operations on September 10, 2001.

**       Commenced operations on September 1, 2003.


*** Fee information prior to April 30, 2004, relates to predecessor fund.

                                   APPENDIX G

                          ADMINISTRATIVE SERVICES FEES

         The Funds paid AIM the following amounts for administrative services for the last three fiscal years ended December 31:


          FUND NAME                  2003         2002         2001
-------------------------------   ----------   ----------   ----------
AIM V.I. Aggressive Growth                     $  330,519   $   50,000
Fund

AIM V.I. Balanced Fund                            270,132       50,000

AIM V.I. Basic Value Fund*                        261,045       15,616

AIM V.I. Blue Chip Fund**                         207,856       50,000

AIM V.I. Capital Appreciation
Fund                                            1,965,766      148,044

AIM V.I. Capital Development
Fund                                              275,694       50,000

AIM V.I. Core Equity Fund                       2,744,082      200,301

AIM V.I. Dent Demographic
Trends Fund**                                     146,671       50,000

AIM V.I. Diversified Income
Fund                                              157,854       50,000

AIM V.I. Global Utilities Fund                     93,944       50,000

AIM V.I. Government
Securities Fund                                   614,299       50,000

AIM V.I. Growth Fund                            1,057,818      112,079

AIM V.I. High Yield Fund                          117,619       50,000

AIM V.I. International Growth
Fund                                              713,741       81,244

AIM V.I. Large Cap Growth
Fund**                                                N/A          N/A

AIM V.I. Mid Cap Core Equity
Fund*                                             125,138       15,616

AIM V.I. Money Market Fund                        262,888       50,000

AIM V.I. New Technology Fund                      101,610       50,000

AIM V.I. Premier Equity Fund                    4,279,991      235,436

AIM V.I. Real Estate Fund***                       32,640       18,506

AIM V.I. Small Cap Equity
Fund**                                                N/A          N/A



*     Commenced operations on September 10, 2001.



**    Commenced operations on September 1, 2003.



*** Prior to April 30, 2004, INVESCO either directly or through affiliated companies, provided certain administrative subaccounting, and recordkeeping services to AIM V.I. Real Estate Fund under a prior administrative service agreement.

                                   APPENDIX H

                              BROKERAGE COMMISSIONS

Brokerage commissions(1) paid by each of the Funds listed below during the last three fiscal years were as follows:


            FUND                             2003           2002           2001
            ----                          ----------     ----------     ----------
AIM V.I. Aggressive Growth Fund .......                  $  286,261     $  208,272
AIM V.I. Balanced Fund ................                      99,479         67,091
AIM V.I. Basic Value Fund(2) ..........                     309,565         18,909
AIM V.I. Blue Chip Fund ...............                      85,322         42,554
AIM V.I. Capital Appreciation Fund ....                   1,791,168      1,849,520
AIM V.I. Capital Development Fund .....                     389,305        298,181
AIM V.I. Core Equity Fund .............                   4,263,079      3,927,280
AIM V.I. Dent Demographic Trends Fund..                     294,834        124,137
AIM V.I. Diversified Income Fund ......                         101          2,523
AIM V.I. Global Utilities Fund ........                      59,432         40,766
AIM V.I. Government Securities Fund ...                         -0-            -0-
AIM V.I. Growth Fund ..................                   2,667,179      3,029,850
AIM V.I. High Yield Fund ..............                         252            172
AIM V.I. International Growth Fund ....                     936,507      1,629,877
AIM V.I. Large Cap Growth Fund(3) .....                         N/A            N/A
AIM V.I. Mid Cap Core Equity Fund(2)...                     106,865          7,798
AIM V.I. Money Market Fund ............                         -0-            -0-
AIM V.I. New Technology Fund ..........                      99,370        121,277
AIM V.I. Premier Equity Fund ..........                   3,040,870      2,497,999
AIM V.I. Real Estate Fund(4) ..........                      78,036         30,753
AIM V.I. Small Cap Equity Fund(3) .....                         N/A            N/A



(1) Disclosure regarding brokerage commissions is limited to commissions paid on agency trades and designated as such on the trade confirm.

(2)   Commenced operations on September 10, 2001.


(3)   Commenced operations on September 1, 2003.



(4)   Fee information prior to April 30, 2004 relates to predecessor fund.

                                   APPENDIX I

             DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF
                    SECURITIES OF REGULAR BROKERS OR DEALERS


      During the last fiscal year ended December 31, 2003, each Fund allocated the following amount of transactions to broker-dealers that provided AIM with certain research, statistics and other information:



                                                                                       Related
Fund                                                      Transactions          Brokerage Commissions
----                                                      ------------          ---------------------
AIM V.I. Aggressive Growth Fund........................   $                        $
AIM V.I. Balanced Fund ................................
AIM V.I. Basic Value Fund..............................
AIM V.I. Blue Chip Fund................................
AIM V.I. Capital Appreciation Fund.....................
AIM V.I. Capital Development Fund......................
AIM V.I. Core Equity Fund .............................
AIM V.I. Dent Demographic Trends Fund..................
AIM V.I. Global Utilities Fund.........................
AIM V.I. Growth Fund...................................
AIM V.I. International Growth Fund.....................
AIM V.I. Large Cap Growth Fund*........................
AIM V.I. Mid Cap Core Equity Fund......................
AIM V.I. New Technology Fund...........................
AIM V.I. Premier Equity Fund...........................
AIM V.I. Real Estate Fund**............................
AIM V.I. Small Cap Equity Fund*........................



*   Commenced operations on September 30, 2003.



**  Fee information prior to April 30, 2004 relates to predecessor fund.



                                                          SECURITY
--------------------- ----------------------------------------------------------------------------------------------------
                                                       LEHMAN
                                        GOLDMAN       BROTHERS      MERRILL                        SALOMON
                        AMERICAN     SACHS GROUP,     HOLDINGS      LYNCH &                     SMITH BARNEY    JP MORGAN
       FUNDS             EXPRESS      INC. (THE)        INC.       CO., INC.    MORGAN STANLEY  HOLDINGS INC.  CHASE & CO.
--------------------- -------------- -------------- ------------- ------------- --------------- -------------- -----------
AIM V.I. Balanced
Fund                                                                                  --              --            --

AIM V.I. Basic Value
Fund                       --             --             --                                           --

AIM V.I. Blue Chip
Fund                                                     --                                           --

AIM V.I. Capital
Appreciation Fund          --                            --                                           --            --

AIM V.I. Core Equity
Fund                       --             --             --            --                             --            --

AIM V.I. Dent
Demographic Trends
Fund                                                     --                           --              --

AIM V.I. Diversified
Income Fund                --             --                           --                                           --

AIM V.I. Growth Fund       --                            --            --             --              --

AIM V.I. Money Market      --                            --                                           --            --
Fund

AIM V.I. Premier
Equity Fund                               --             --                                           --

                                   APPENDIX J

     AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLAN



      A list of amounts paid by each class of shares to AIM Distributors pursuant to the Plan for the fiscal year or period ended December 31, 2003 are as follows:



                                                            SERIES I     SERIES II
FUND                                                         SHARES       SHARES
----                                                        --------     ---------
AIM V.I. Aggressive Growth Fund........................        N/A       $   1,269
AIM V.I. Balanced Fund ................................        N/A             639
AIM V.I. Basic Value Fund..............................        N/A          80,129
AIM V.I. Blue Chip Fund................................        N/A             211
AIM V.I. Capital Appreciation Fund.....................        N/A          29,774
AIM V.I. Capital Development Fund......................        N/A          21,457
AIM V.I. Core Equity Fund..............................        N/A           3,059
AIM V.I. Dent Demographic Trends Fund..................        N/A          20,998
AIM V.I. Diversified Income Fund.......................        N/A              81
AIM V.I. Global Utilities Fund.........................        N/A              56
AIM V.I. Government Securities Fund....................        N/A          14,634
AIM V.I. Growth Fund...................................        N/A           4,017
AIM V.I. High Yield Fund...............................        N/A             114
AIM V.I. International Growth Fund.....................        N/A          21,354
AIM V.I. Large Cap Growth Fund*........................        N/A             N/A
AIM V.I. Mid Cap Core Equity Fund......................        N/A           2,038
AIM V.I. Money Market Fund.............................        N/A           8,683
AIM V.I. New Technology Fund...........................        N/A              40
AIM V.I. Premier Equity Fund...........................        N/A          13,525
AIM V.I. Real Estate Fund**............................        N/A             N/A
AIM V.I. Small Cap Equity Fund*........................        N/A             N/A



*  Commenced operations on September 1, 2003.



** Series II shares were first offered on April 30, 2004.

                                   APPENDIX K

          ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLAN


      An estimate by category of the allocation of actual fees paid by Series II shares of the Funds during the fiscal year or period ended December 31, 2003 follows:



                                                         PRINTING &              UNDERWRITERS      DEALERS
                                           ADVERTISING    MAILING     SEMINARS   COMPENSATION   COMPENSATION*
                                           -----------   ----------   --------   ------------   -------------
AIM V.I. Aggressive Growth Fund........        N/A           N/A         N/A          N/A            $828
AIM V.I. Balanced Fund ................        N/A           N/A         N/A          N/A             639
AIM V.I. Basic Value Fund..............        N/A           N/A         N/A          N/A          80,129
AIM V.I. Blue Chip Fund................        N/A           N/A         N/A          N/A             211
AIM V.I. Capital Appreciation Fund.....        N/A           N/A         N/A          N/A          29,774
AIM V.I. Capital Development Fund......        N/A           N/A         N/A          N/A          21,457
AIM V.I. Core Equity Fund..............        N/A           N/A         N/A          N/A           3,059
AIM V.I. Dent Demographic Trends Fund..        N/A           N/A         N/A          N/A          12,599
AIM V.I. Diversified Income Fund.......        N/A           N/A         N/A          N/A              81
AIM V.I. Global Utilities Fund.........        N/A           N/A         N/A          N/A              44
AIM V.I. Government Securities Fund....        N/A           N/A         N/A          N/A          14,634
AIM V.I. Growth Fund...................        N/A           N/A         N/A          N/A           4,017
AIM V.I. High Yield Fund...............        N/A           N/A         N/A          N/A              68
AIM V.I. International Growth Fund.....        N/A           N/A         N/A          N/A          19,121
AIM V.I. Large Cap Growth Fund**.......        N/A           N/A         N/A          N/A             N/A
AIM V.I. Mid Cap Core Equity Fund......        N/A           N/A         N/A          N/A           1,223
AIM V.I. Money Market Fund.............        N/A           N/A         N/A          N/A           8,683
AIM V.I. New Technology Fund...........        N/A           N/A         N/A          N/A              24
AIM V.I. Premier Equity Fund...........        N/A           N/A         N/A          N/A          13,525
AIM V.I. Real Estate Fund***...........        N/A           N/A         N/A          N/A             N/A
AIM V.I. Small Cap Equity Fund**.......        N/A           N/A         N/A          N/A             N/A


* Compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of the Shares to fund variable annuity and variable insurance contracts investing directly in the Shares.


**    Commenced operations on September 1, 2003.



***   Series II shares were first offered April 30, 2004.

                                   APPENDIX L

                                PERFORMANCE DATA


      The average annual total returns for each Fund, with respect to its Series I and Series II shares, for the periods ended December 31, 2003, are as follows:



                                                                                        SINCE INCEPTION
                                                                                   -------------------------
                                              ONE          FIVE       INCEPTION    AVERAGE ANNUAL CUMULATIVE
                                              YEAR         YEAR          DATE          RETURN       RETURN
                                          ------------- ------------ ------------- -------------- ----------
AIM V.I. Aggressive Growth Fund
         Series I                                                     05/01/1998
         Series II                                                    03/26/2002
AIM V.I. Balanced Fund
         Series I                                                     05/01/1998
         Series II                                                    01/24/2002
AIM V.I. Basic Value Fund
         Series I                                                     09/10/2001
         Series II                                                    09/10/2001
AIM V.I. Blue Chip Fund
         Series I                                                     12/29/1999
         Series II                                                    03/13/2002
AIM V.I. Capital Appreciation Fund
         Series I                                                     05/05/1993
         Series II                                                    08/21/2001
AIM V.I. Capital Development Fund
         Series I                                                     05/01/1998
         Series II                                                    08/21/2001
AIM V.I. Core Equity Fund
         Series I                                                     05/02/1994
         Series II                                                    10/24/2001
AIM V.I. Dent Demographic Trends Fund
         Series I                                                     12/29/1999
         Series II                                                    11/07/2001
AIM V.I. Diversified Income Fund
         Series I                                                     05/05/1993
         Series II                                                    03/14/2002
AIM V.I. Global Utilities Fund
         Series I                                                     05/02/1994
         Series II                                                    03/26/2002
AIM V.I. Government Securities Fund
         Series I                                                     05/05/1993
         Series II                                                    09/19/2001
AIM V.I. Growth Fund
         Series I                                                     05/05/1993
         Series II                                                    09/19/2001
AIM V.I. High Yield Fund
         Series I                                                     05/01/1998
         Series II                                                    03/26/2002
AIM V.I. International Growth Fund
         Series I                                                     05/05/1993
         Series II                                                    09/19/2001
AIM V.I. Large Cap Growth Fund
         Series I                                                     09/01/2003
         Series II                                                    09/01/2003
AIM V.I. Mid Cap Core Equity Fund
         Series I                                                     09/10/2001
         Series II                                                    09/10/2001
AIM V.I. Money Market Fund
         Series I                                                     05/05/1993
         Series II                                                    12/16/2001
AIM V.I. New Technology Fund
         Series I                                                     10/18/1993
         Series II                                                    04/02/2002
AIM V.I. Premier Equity Fund
         Series I                                                     05/05/1993
         Series II                                                    09/19/2001
AIM V.I. Real Estate Fund
         Series I
         Series II
AIM V.I. Small Cap Equity Fund
         Series I                                                     09/01/2003
         Series II                                                    09/01/2003

      The 30-day yield for AIM V.I. Money Market Fund is as follows:


                                                                  30 DAYS ENDED
                                                                DECEMBER 31, 2003
                                             -------------------------------------------------------
                                                 SERIES I SHARES                SERIES II SHARES
                                             -----------------------         -----------------------
                                             Simple        Effective         Simple        Effective
                                             ------        ---------         ------        ---------
         AIM V.I. Money Market Fund            --             --               --             --

                                   APPENDIX M

                               PENDING LITIGATION

         The following civil class action lawsuits involve one or more AIM or INVESCO Funds, AMVESCAP PLC ("AMVESCAP"), A I M Advisors, Inc. ("AIM") or INVESCO Funds Group, Inc. ("INVESCO") and certain related parties.

         JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP INC.; TIMOTHY MILLER; RAYMOND CUNNINGHAM; THOMAS KOLBE; EDWARD STERN; AMERICAN SKANDIA INC.; BREAN MURRAY & CO., INC.; CANARY CAPITAL PARTNERS, LLC; CANARY INVESTMENT MANAGEMENT, LLC; CANARY CAPITAL PARTNERS, LTD.; AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2456), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act of 1933, as amended (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"); Rule 10b-5 under the Exchange Act; and
         Section 206 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

         JOEL GOODMAN, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM, in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including attorneys' and experts' fees; and equitable relief.

         L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC. V. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC., AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940, as amended ("Investment Company Act"), and common law breach of fiduciary duty. The plaintiffs in this case are seeking damages and costs and expenses, including attorneys' and experts' fees.

         EDWARD LOWINGER AND SHARON LOWINGER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"); AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"); AMVESCAP PLC, INVESCO FUNDS GROUP, INC.; TIMOTHY MILLER; RAYMOND CUNNINGHAM; THOMAS KOLBE; EDWARD J. STERN; AMERICAN SKANDIA INC.; BREAN MURRAY & CO., INC.; CANARY CAPITAL PARTNERS, LLC; CANARY INVESTMENT MANAGEMENT, LLC; CANARY CAPITAL PARTNERS, LTD.; AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

         RICHARD RAVER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH

         FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; attorneys' and experts' fees; and other relief.

         STEVEN B. EHRLICH, CUSTODIAN FOR ALEXA P. EHRLICH, UGTMA/FLORIDA, AND DENNY P. JACOBSON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOW AS THE "INVESCO FUNDS"); AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"); AMVESCAP PLC, INVESCO FUNDS GROUP, INC.; TIMOTHY MILLER; RAYMOND CUNNINGHAM; THOMAS KOLBE; EDWARD J. STERN; AMERICAN SKANDIA INC.; BREAN MURRAY & CO., INC.; CANARY CAPITAL PARTNERS, LLC; CANARY INVESTMENT MANAGEMENT, LLC; CANARY CAPITAL PARTNERS, LTD.; AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

         JOSEPH R. RUSSO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO

         LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOW AS THE "INVESCO FUNDS"); AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"); AMVESCAP PLC, INVESCO FUNDS GROUP, INC.; TIMOTHY MILLER; RAYMOND CUNNINGHAM; THOMAS KOLBE; EDWARD J. STERN; AMERICAN SKANDIA INC.; BREAN MURRAY & CO., INC.; CANARY CAPITAL PARTNERS, LLC; CANARY INVESTMENT MANAGEMENT, LLC; CANARY CAPITAL PARTNERS, LTD.; AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

         MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AMVESCAP PLC, AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, INVESCO FUNDS GROUP, INC., RAYMOND R. CUNNINGHAM, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-M-2604), filed on December 24, 2003. This claim alleges violations of: Sections 404, 405 and 406B of the Employee Retirement Income Security Act ("ERISA"). The plaintiffs in this case are seeking: declarations that the defendants breached their ERISA fiduciary duties and that they are not entitled to the protection of
         Section 404(c)(1)(B) of ERISA; an order compelling the defendants to make good to the Retirement Plan all losses to a particular retirement plan described in this case (the "Retirement Plan") resulting from the defendants' breaches of their fiduciary duties, including losses to the Retirement Plan resulting from imprudent investment of the Plan's assets, and to restore to the Retirement Plan all profits the defendants made through use of the Retirement Plan's assets, and to restore to the Retirement Plan all profits which the participants would have made if the defendants had fulfilled their fiduciary obligations; damages on behalf of the Retirement Plan; imposition of a constructive trust, injunctive relief, damages suffered by the Retirement Plan, to be allocated proportionately to the participants in the Retirement Plan; restitution and other costs and expenses, including counsel fees and expert fees.

         PAT B. GORSUCH AND GEORGE L. GORSUCH V. INVESCO FUNDS GROUP, INC.; AND AIM ADVISER, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003. This claim alleges violations of: Sections 15(a), 20(a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking: rescission and/or voiding of the investment advisory agreements;

         return of fees paid; damages; and other costs and expenses, including counsel fees and expert fees.

         Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the funds, INVESCO, AIM, AMVESCAP and related parties in the future. This statement of additional information will be supplemented periodically if any such lawsuits do arise.

                               FINANCIAL STATEMENT


















                                       FS

                       STATEMENT OF ADDITIONAL INFORMATION

                          AIM VARIABLE INSURANCE FUNDS

                         INVESCO VIF - Core Equity Fund
                           INVESCO VIF - Dynamics Fund
                      INVESCO VIF - Financial Services Fund
                            INVESCO VIF - Growth Fund
                       INVESCO VIF - Health Sciences Fund
                          INVESCO VIF - High Yield Fund
                           INVESCO VIF - Leisure Fund
                     INVESCO VIF - Small Company Growth Fund
                          INVESCO VIF - Technology Fund
                      INVESCO VIF - Telecommunications Fund
                         INVESCO VIF - Total Return Fund
                          INVESCO VIF - Utilities Fund
                                 Series I Shares
                                Series II Shares

Address:                                   Mailing Address:
11 Greenway Plaza, Suite 100,              P.O. Box 4739,
Houston, TX 77046                          Houston, TX 77210-4739


                                   Telephone:
                       In continental U.S., 1-800-347-4246

                                 April 30, 2004

Prospectuses for Series I and Series II shares for each of the following Funds:
INVESCO VIF - Core Equity Fund, INVESCO VIF - Dynamics Fund, INVESCO VIF - Financial Services Fund, INVESCO VIF - Growth Fund, INVESCO VIF - Health Sciences Fund, INVESCO VIF - High Yield Fund, INVESCO VIF - Leisure Fund, INVESCO VIF- Small Company Growth Fund, INVESCO VIF - Technology Fund, INVESCO VIF - Telecommunications Fund, INVESCO VIF - Total Return Fund and INVESCO VIF - Utilities Fund (each a "Fund", collectively, the "Funds"), dated April 30, 2004, provide the basic information you should know before investing in a Fund. This Statement of Additional Information ("SAI") is incorporated by reference into the Funds' Prospectuses; in other words, this SAI is legally part of the Funds' Prospectuses. Although this SAI is not a prospectus, it contains information in addition to that set forth in the Prospectuses. It is intended to provide additional information regarding the activities and operations of the Funds and should be read in conjunction with the Prospectuses.

You may obtain, without charge, the current Prospectuses, SAI, annual report, and semiannual report of the Funds by writing to AIM Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739, or by calling 1-800-347-4246.

                                TABLE OF CONTENTS

The Trust.................................................................. 1

Shares of Beneficial Interest.............................................. 2

Investments, Policies and Risks............................................ 3

Investment Restrictions.................................................... 23

Management of the Funds.................................................... 25

Trustees and Officers of the Trust......................................... 36

Control Persons and Principal Holders of Securities........................ 39

Other Service Providers.................................................... 39

Brokerage Allocation and Other Practices................................... 40

Purchase and Redemption of Shares.......................................... 46

Tax Matters................................................................ 48

Distribution of Securities................................................. 50

Calculation of Performance Data............................................ 52

Pending Litigation......................................................... 56

APPENDICES:

RATING OF DEBT SECURITIES.................................................. A-1

TRUSTEES AND OFFICERS...................................................... B-1

TRUSTEE COMPENSATION TABLE................................................. C-1

PROXY VOTING POLICIES...................................................... D-1

CONTROL PERSONS AND PRINCIPAL HOLDER OF SECURITIES......................... E-1

PENDING LITIGATION......................................................... F-1

                                    THE TRUST

     AIM Variable Insurance Funds (the "Trust") is a Delaware statutory trust which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of thirty-three separate portfolios: AIM V.I. Aggressive Growth Fund, AIM V.I. Balanced Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Capital Development Fund, AIM V.I. Core Equity Fund, AIM V.I. Dent Demographic Trends Fund, AIM V.I. Diversified Income Fund, AIM V.I. Global Utilities Fund, AIM V.I. Government Securities Fund, AIM V.I. Growth Fund, AIM V.I. High Yield Fund, AIM V.I. International Growth Fund, AIM V.I. Large Cap Growth Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Money Market Fund, AIM V.I. New Technology Fund, AIM V.I. Premier Equity Fund, AIM V.I. Real Estate Fund (formerly known as INVESCO VIF - Real Estate Opportunity Fund), AIM V.I. Small Cap Equity Fund (collectively, the "AIM V.I. Funds"), and INVESCO VIF - Core Equity Fund, INVESCO VIF - Dynamics Fund, INVESCO VIF - Financial Services Fund, INVESCO VIF - Growth Fund, INVESCO VIF - Health Sciences Fund, INVESCO VIF - High Yield Fund, INVESCO VIF - Leisure Fund, INVESCO VIF - Small Company Growth Fund, INVESCO VIF - Technology Fund, INVESCO VIF - Telecommunications Fund, INVESCO VIF - Total Return Value Fund and INVESCO VIF - Utilities Fund (collectively, the "INVESCO VIF Funds"). Except as otherwise noted, this Statement of Additional Information relates solely to the INVESCO VIF Funds. Under the Agreement and Declaration of Trust, dated May 15, 2002, as amended, (the "Trust Agreement"), the Board of Trustees is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.

     The Trust was originally organized on January 22, 1993 as a Maryland corporation. On October 15, 1999, the following Funds acquired all the assets and assumed all the liabilities of the series portfolios of G.T. Global Variable Investment Trust and G.T. Global Variable Investment Series: AIM V.I. Global Growth and Income Fund (which later merged into AIM V.I. Growth Fund on September 18, 2000), AIM V.I. Capital Appreciation Fund, AIM V.I. International Equity Fund, AIM V.I. Telecommunications Fund, AIM V.I. Diversified Income Fund, AIM V.I. Government Securities Fund and AIM V.I. Money Market Fund. The Trust reorganized as a Delaware business trust on May 1, 2000. All of the Funds, except AIM V.I. Basic Value Fund, AIM V.I. Large Cap Growth Fund, AIM V.I. Mid Cap Core Equity Fund and AIM V.I. Small Cap Equity Fund, were included in the reorganization. All historical financial and other information contained in this Statement of Additional Information for periods prior to May 1, 2000 relating to these Funds (or a class thereof) is that of the predecessor funds (or the corresponding class thereof). AIM V.I. Basic Value Fund and AIM V.I. Mid Cap Core Equity Fund commenced operations as a series of the Trust on September 10, 2001. AIM V.I. Large Cap Growth Fund and AIM V.I. Small Cap Equity Fund commenced operations as series of the Trust on September 1, 2003. Prior to May 1, 2000 the AIM V.I. New Technology Fund was known as AIM V.I. Telecommunications Fund, and prior to May 1, 2001, such Fund was known as AIM V.I. Telecommunications and Technology Fund. AIM V.I. Core Equity Fund was knows as AIM V.I. Growth and Income Fund, AIM V.I. International Growth Fund was known as AIM V.I. International Equity Fund, AIM V.I. Mid Cap Core Equity Fund was known as AIM V.I. Mid Cap Equity Fund and AIM V.I. Premier Equity Fund was known as AIM V.I. Value Fund. Prior to April 30, 2004, AIM V.I. Real Estate Fund and the INVESCO VIF Funds were portfolios of INVESCO Variable Investment Funds, Inc. ("IVIF"), a Maryland corporation. Pursuant to an agreement and plan of reorganization, AIM V.I. Real Estate Fund and the INVESCO VIF Funds became portfolios of the Trust. All historical financial and other information contained in this Statement of Additional Information for periods prior to April 30, 2004 relating to INVESCO VIF Funds (or class thereof) is that of the predecessor funds (or corresponding class thereof).

                          SHARES OF BENEFICIAL INTEREST

Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust in certain circumstances.

The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust's books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund by or under the direction of the Board of Trustees, primarily on the basis of relative net assets, or other relevant factors.

Each Fund offers Series I and Series II shares. Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board. Each Fund offers two separate classes of shares: Series I shares and Series II shares. Each such class represents interests in the same portfolio of investments. Differing expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.

The Trust is not required to hold annual or regular meetings of shareholders. Meetings of shareholders of a Fund or Series will be held from time to time to consider matters requiring a vote of such shareholders in accordance with the requirements of the 1940 Act, state law or the provisions of the Trust Agreement. It is not expected that shareholder meetings will be held annually.

The Trust understands that insurance company separate accounts owning shares of the Funds will vote their shares in accordance with the instructions received from owners of insurance company separate accounts ("Contract owners"), annuitants and beneficiaries. Fund shares held by a registered separate account as to which no instructions have been received will be voted for or against any proposition, or in abstention, in the same proportion as the shares of that separate account as to which instructions have been received. Fund shares held by a registered separate account that are not attributable to Contracts will also be voted for or against any proposition in the same proportion as the shares for which voting instructions are received by that separate account. If an insurance company determines, however, that it is permitted to vote any such shares of the Funds in its own right, it may elect to do so, subject to the then current interpretation of the 1940 Act and the rules thereunder.

Each share of a Fund has generally the same voting, dividend, liquidation and other rights, however, each class of shares of a Fund is subject to different class-specific expenses. Only shareholders of a specific class may vote on matters relating to that class' distribution plan.

Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the Advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. There are no conversion rights. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any Trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.

SHARE CERTIFICATES. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates, although the Trust in its sole discretion may issue them.

                         INVESTMENTS, POLICIES AND RISKS

The principal investments and policies of the Funds are also discussed in the Prospectuses of the Funds. The Funds also may invest in the following securities and engage in the following practices.

ADRS AND EDRS -- American Depositary Receipts, or ADRs, are receipts typically issued by U.S. banks. ADRs are receipts for the shares of foreign corporations that are held by the bank issuing the receipt. An ADR entitles its holder to all dividends and capital gains on the underlying foreign securities, less any fees paid to the bank. Purchasing ADRs gives a Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so. ADRs are bought and sold in U.S. dollars, not foreign currencies. An ADR that is "sponsored" means that the foreign corporation whose shares are represented by the ADR is actively involved in the issuance of the ADR, and generally provides material information about the corporation to the U.S. market. An "unsponsored" ADR program means that the foreign corporation whose shares are held by the bank is not obligated to disclose material information in the United States, and, therefore, the market value of the ADR may not reflect important facts known only to the foreign company. Since they mirror their underlying foreign securities, ADRs generally have the same risks as investing directly in the underlying foreign securities. European Depositary Receipts, or EDRs, are similar to ADRs, except they are typically issued by European banks or trust companies.

CERTIFICATES OF DEPOSIT IN FOREIGN BANKS AND U.S. BRANCHES OF FOREIGN BANKS -- The Funds may maintain time deposits in and invest in U.S. dollar denominated certificates of deposit ("CDs") issued by foreign banks and U.S. branches of foreign banks. The Funds limit investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks which have more than $10 billion in assets, have branches or agencies in the U.S., and meet other criteria established by the Board of Trustees. Investments in foreign securities involve special considerations. There is generally less publicly available information about foreign issuers since many foreign countries do not have the same disclosure and reporting requirements as are imposed by the U.S. securities laws. Moreover, foreign issuers are generally not bound by uniform accounting and auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Such investments may also entail the risks of possible imposition of dividend withholding or confiscatory taxes, possible currency blockage or transfer restrictions, expropriation, nationalization or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries.

The Funds may also invest in bankers' acceptances, time deposits, and certificates of deposit of U.S. branches of foreign banks and foreign branches of U.S. banks. Investments in instruments of U.S. branches of foreign banks will be made only with branches that are subject to the same regulations as U.S. banks. Investments in instruments issued by a foreign branch of a U.S. bank will be made only if the investment risk associated with such investment is the same as that involving an investment in instruments issued by the U.S. parent, with the U.S. parent unconditionally liable in the event that the foreign branch fails to pay on the investment for any reason.

COMMERCIAL PAPER -- Commercial paper is the term for short-term promissory notes issued by domestic corporations to meet current working capital needs. Commercial paper may be unsecured by the corporation's assets but may be backed by a letter of credit from a bank or other financial institution. The letter of credit enhances the commercial paper's creditworthiness. The issuer is directly responsible for payment but the bank "guarantees" that if the note is not paid at maturity by the issuer, the bank will pay the principal and interest to the buyer. The Funds' investment advisor, will consider the creditworthiness of the institution issuing the letter of credit, as well as the creditworthiness of the issuer of the commercial paper, when purchasing paper enhanced by a letter of credit. Commercial paper is sold either in an interest-bearing form or on a discounted basis, with maturities not exceeding 270 days.

DEBT SECURITIES -- Debt securities include bonds, notes, and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which a Fund has invested. A decline in interest rates tends to increase the market values of debt securities in which a Fund has invested.

Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors foraccepting that greater risk, lower-rated debt securities tend to offer higher interest rates. Lower rated debt securities are often referred to as "junk bonds." High Yield Fund invests primarily in junk bonds. Small Company Growth Fund may invest up to 5% of its portfolio in such securities. Core Equity Fund normally invests 5% of its assets in debt securities that are rated investment grade or better at the time of purchase; however, a portion of the Fund may invest in lower-rated debt securities. Increasing the amount of Fund assets invested in unrated or lower-grade straight debt securities may increase the yield produced by a Fund's debt securities but will also increase the credit risk of those securities. A debt security is considered lower-grade if it is rated Ba or less by Moody's or BB or less by S&P at the time of purchase. Lower rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Dynamics, Core Equity, Financial Services, Health Sciences, High Yield, Leisure, Small Company Growth, Technology, Telecommunications, and Utilities Funds will limit investments to debt securities which the Advisor believes are not highly speculative and which are rated at least CCC by S&P or Caa by Moody's or, if unrated, are judged by the Advisor to be of equivalent quality at the time of purchase. Total Return and Growth Funds may invest only in bonds rated BBB or higher by S&P or Baa or higher by Moody's, or, if unrated, are judged by the Advisor to be of equivalent quality at the time of purchase. Debt securities rated lower than B by either S&P or Moody's are usually considered to be speculative. At the time of purchase, the Advisor will limit Fund investments to debt securities which the Advisor believes are not highly speculative and which are rated at least CCC by S&P or Caa by Moody's.

A significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could adversely affect their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely impact issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, the Advisor attempts to limit purchases of lower-rated securities to securities having an established secondary market.

Although bonds in the lowest investment grade debt category (those rated BBB by S&P, Baa by Moody's or the equivalent) are regarded as having adequate capability to pay principal and interest, they have speculative characteristics. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher-rated bonds. Lower-rated bonds by Moody's (categories Ba, B, or Caa) are of poorer quality and also have speculative characteristics. Bonds rated Caa may be in default or there may be present elements of danger with respect to principal or interest. Lower-rated bonds by S&P (categories BB, B, or CCC) include those that are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds having equivalent ratings from other rating services will have characteristics similar to those of the corresponding S&P and Moody's ratings. For a specific description of S&P and Moody's corporate bond rating categories, please refer to Appendix A.

The Funds may invest in zero coupon bonds, step-up bonds, mortgage-backed securities, and asset-backed securities. Zero coupon bonds do not make regular interest payments. Zero coupon bonds are sold at a discount from face value. Principal and accrued discount (representing interest earned but not paid) are paid at maturity in the amount of the face value. Step-up bonds initially make no (or low) cash interest payments but begin paying interest (or a higher rate of interest) at a fixed time after issuance of the bond. The market values of zero coupon and step-up bonds generally fluctuate more in response to changes in interest rates than interest-paying securities of comparable term and quality. A Fund may be required to distribute income recognized on these bonds, even though no cash may be paid to the Fund until the maturity or call date of a bond, in order for the Fund to maintain its qualification as a regulated investment company. These required distributions could reduce the amount of cash available for investment by a Fund. Mortgage-backed securities represent interests in pools of mortgages while asset-backed securities generally represent interests in pools of consumer loans. Both of these are usually set up as passthrough securities. Interest and principal payments ultimately depend on payment of the underlying loans, although the securities may be supported, at least in part, by letters of credit or other credit enhancements or, in the case of mortgage-backed securities, guarantees by the U.S. government, its agencies or instrumentalities. The underlying loans are subject to prepayments that may shorten the securities' weighted average lives and may lower their returns.

DOMESTIC BANK OBLIGATIONS -- U.S. banks (including their foreign branches) issue CDs and bankers' acceptances which may be purchased by the Funds if an issuing bank has total assets in excess of $5 billion and the bank otherwise meets the Funds' credit rating requirements. CDs are issued against deposits in a commercial bank for a specified period and rate and are normally negotiable. Eurodollar CDs are certificates issued by a foreign branch (usually London) of a U.S. domestic bank, and, as such, the credit is deemed to be that of the domestic bank. Bankers' acceptances are short-term credit instruments evidencing the promise of the bank (by virtue of the bank's "acceptance") to pay at maturity a draft which has been drawn on it by a customer (the "drawer"). Bankers' acceptances are used to finance the import, export, transfer, or storage of goods and reflect the obligation of both the bank and the drawer to pay the face amount. Both types of securities are subject to the ability of the issuing bank to meet its obligations, and are subject to risks common to all debt securities. In addition, banker's acceptances may be subject to foreign currency risk and certain other risks of investment in foreign securities.

EQUITY SECURITIES -- The Funds may invest in common, preferred, and convertible preferredstocks, and securities whose values are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common stocks and preferred stocks represent equity ownership in a corporation. Owners of stock, such as the Funds, share in a corporation's earnings through dividends which may be declared by the corporation, although the receipt of dividends is not the principal benefit that the Funds seek when they invest in stocks and similar instruments.

Instead, the Funds seek to invest in stocks that will increase in market value and may be sold for more than a Fund paid to buy them. Market value is based upon constantly changing investor perceptions of what the company is worth compared to other companies. Although dividends are a factor in the changing market value of stocks, many companies do not pay dividends, or pay comparatively small dividends. The principal risk of investing in equity securities is that their market values fluctuate constantly, often due to factors entirely outside the control of the Funds or the company issuing the stock. At any given time, the market value of an equity security may be significantly higher or lower than the amount paid by a Fund to acquire it.

Owners of preferred stocks are entitled to dividends payable from the corporation's earnings, which in some cases may be "cumulative" if prior dividends on the preferred stock have not been paid. Dividends payable on preferred stock have priority over distributions to holders of common stock, and preferred stocks generally have a priority on the distribution of assets in the event of the corporation's liquidation. Preferred stocks may be "participating," which means that they may be entitled to dividends in excess of the stated dividend in certain cases. The holders of a company's debt securities generally are entitled to be paid by the company before it pays anything to its stockholders.

Rights and warrants are securities which entitle the holder to purchase the securities of a company (usually, its common stock) at a specified price during a specified time period. The value of a right or warrant is affected by many of the same factors that determine the prices of common stocks. Rights and warrants may be purchased directly or acquired in connection with a corporate reorganization or exchange offer.

The Funds also may purchase convertible securities including convertible debt obligations and convertible preferred stock. A convertible security entitles the holder to exchange it for a fixed number of shares of common stock (or other equity security), usually at a fixed price within a specified period of time. Until conversion, the owner of convertible securities usually receives the interest paid on a convertible bond or the dividend preference of a preferred stock.

A convertible security has an "investment value" which is a theoretical value determined by the yield it provides in comparison with similar securities without the conversion feature. Investment value changes are based upon prevailing interest rates and other factors. It also has a "conversion value," which is the market value the convertible security would have if it were exchanged for the underlying equity security. Convertible securities may be purchased at varying price levels above or below their investment values or conversion values.

Conversion value is a simple mathematical calculation that fluctuates directly with the price of the underlying security. However, if the conversion value is substantially below the investment value, the market value of the convertible security is governed principally by its investment value. If the conversion value is near or above the investment value, the market value of the convertible security generally will rise above the investment value. In such cases, the market value of the convertible security may be higher than its conversion value, due to the combination of the convertible security's right to interest (or dividend preference) and the possibility of capital appreciation from the conversion feature. However, there is no assurance that any premium above investment value or conversion value will be recovered because prices change and, as a result, the ability to achieve capital appreciation through conversion may be eliminated.

Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. If the portfolio managers allocate more of their respective Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to the economic, business or other developments which generally affect that sector.

EUROBONDS AND YANKEE BONDS -- Bonds issued by foreign branches of U.S. banks and sold in Europe/foreign countries ("Eurobonds"), and bonds issued by a U.S. branch of a foreign bank and sold in the United States ("Yankee bonds"). These bonds are bought and sold in U.S. dollars, but generally carry with them the same risks as investing in foreign securities.

FOREIGN SECURITIES -- Investments in the securities of foreign companies, or companies that have their principal business activities outside the United States, involve certain risks not associated with investments in U.S. companies. Non-U.S. companies generally are not subject to the same uniform accounting, auditing, and financial reporting standards that apply to U.S. companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. There may also be less publicly available information about a foreign company.

Although the volume of trading in foreign securities markets is growing, securities of many non-U.S. companies may be less liquid and have greater swings in price than securities of comparable U.S. companies. The costs of buying and selling securities on foreign securities exchanges are generally significantly higher than similar costs in the United States. There is generally less government supervision and regulation of exchanges, brokers, and issuers in foreign countries than there is in the United States. Investments in non-U.S. securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, confiscatory taxation, and imposition of withholding taxes on dividends or interest payments. If it becomes necessary, it may be more difficult for a Fund to obtain or to enforce a judgment against a foreign issuer than against a domestic issuer.

Securities traded on foreign markets are usually bought and sold in local currencies, not in U.S. dollars. Therefore, the market value of foreign securities acquired by a Fund can be affected -- favorably or unfavorably -- by changes in currency rates and exchange control regulations. Costs are incurred in converting money from one currency to another. Foreign currency exchange rates are determined by supply and demand on the foreign exchange markets. Foreign exchange markets are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors, all of which are outside the control of each Fund. Generally, the Funds' foreign currency exchange transactions will be conducted on a cash or "spot" basis at the spot rate for purchasing or selling currency in the foreign currency exchange markets.

FUTURES, OPTIONS, AND OTHER FINANCIAL INSTRUMENTS

GENERAL. The Advisor may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of a Fund's investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). These financial instruments include options, futures contracts (sometimes referred to as "futures"), forward contracts, swaps, caps, floors, and collars (collectively, "Financial Instruments"). The policies in this section do not apply to other types of instruments sometimes referred to as derivatives, such as indexed securities, mortgage-backed and other asset-backed securities, and stripped interest and principal of debt.

Hedging strategies can be broadly categorized as "short" hedges and "long" or "anticipatory" hedges. A short hedge involves the use of a Financial Instrument in order to partially or fully offset potential variations in the value of one or more investments held in a Fund's portfolio. A long or anticipatory hedge involves the use of a Financial Instrument in order to partially or fully offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. In an anticipatory hedge transaction, the Fund does not already own a corresponding security. Rather, the hedge relates to a security or type of security that the Fund intends to acquire. If the Fund does not eliminate the hedge by purchasing the security as anticipated, the effect on the Fund's portfolio is the same as if a long position were entered into. Financial Instruments may also be used, in certain circumstances, for investment (e.g., as a substitute for investing in securities).

Financial Instruments on individual securities generally are used to attempt to hedge against price movements in one or more particular securities positions that a Fund already owns or intends to acquire. Financial Instruments on indexes, in contrast, generally are used to attempt to hedge all or a portion of a portfolio against price movements of the securities within a market sector in which the Fund has invested or expects to invest.

The use of Financial Instruments is subject to applicable regulations of the Securities and Exchange Commission ("SEC"), the several exchanges upon which they are traded, and the Commodity Futures Trading Commission ("CFTC"). In addition, the Funds' ability to use Financial Instruments will be limited by tax considerations. See "Tax Matters."

In addition to the instruments and strategies described below, the Advisor may use other similar or related techniques to the extent that they are consistent with a Fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The Funds' Prospectuses or SAI will be supplemented to the extent that new products or techniques become employed involving materially different risks than those described below or in the Prospectuses.

Special Risks. Financial Instruments and their use involve special considerations and risks, certain of which are described below.

(1) Financial Instruments may increase the volatility of a Fund. If the Advisor employs a Financial Instrument that correlates imperfectly with a Fund's investments, a loss could result, regardless of whether or not the intent was to manage risk. In addition, these techniques could result in a loss if there is not a liquid market to close out a position that a Fund has entered.

(2) There might be imperfect correlation between price movements of a Financial Instrument and price movement of the investment(s) being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment(s), the hedge would not be fully successful. This might be caused by certain kinds of trading activity that distorts the normal price relationship between the security being hedged and the Financial Instrument. Similarly, the effectiveness of hedges using Financial Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

The Funds are authorized to use options and futures contracts related to securities with issuers, maturities or other characteristics different from the securities in which it typically invests. This involves a risk that the options or futures position will not track the performance of a Fund's portfolio investments.

The direction of options and futures price movements can also diverge from the direction of the movements of the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may take positions in options and futures contracts with a greater or lesser face value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases.

(3) If successful, the above-discussed hedging strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements of portfolio securities. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a Fund entered into a short hedge because the Advisor projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase would likely be wholly or partially offset by a decline in the value of the short position in the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss.

(4) A Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the degree of liquidity of the market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

(5) As described below, the Funds are required to maintain assets as "cover," maintain segregated accounts or make margin payments when they take positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If a Fund is unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or segregated accounts or make such payments until the position expired. These requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

Cover. Positions in Financial Instruments, other than purchased options, expose the Funds to an obligation to another party. A Fund will not enter into any such transaction unless it owns (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate cash or liquid assets as segregated in the prescribed amount as determined daily.

Assets used as cover or held as segregated cannot be sold while the position in the corresponding Financial Instrument is open unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or to hold as segregated could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Options. Each Fund may engage in certain strategies involving options to attempt to manage the risk of its investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). A call option gives the purchaser the right to buy, and obligates the writer to sell the underlying investment at the agreed-upon exercise price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy the underlying investment at the agreed-upon exercise price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. See "Options on Indexes" below with regard to cash settlement of option contracts on index values.

The purchase of call options can serve as a hedge against a price rise of the underlier and the purchase of put options can serve as a hedge against a price decline of the underlier. Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security or currency at less than its market value.

Writing put options can serve as a limited long or anticipatory hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the security or currency at more than its market value.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions. Options that expire unexercised have no value.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option, which is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option, which is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Risks of Options on Securities. Options embody the possibility of large amounts of exposure, which will result in a Fund's net asset value being more sensitive to changes in the value of the related investment. A Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit from the transaction.

The Funds' ability to establish and close out positions in options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to the option's expiration. If a Fund is not able to enter into an offsetting closing transaction on an option it has written, it will be required to maintain the securities subject to the call or the liquid assets underlying the put until a closing purchase transaction can be entered into or the option expires. However, there can be no assurance that such a market will exist at any particular time.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indexes. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and changes in value depend on changes in the index in question. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, upon exercise of the call, the purchaser will receive from the Fund an amount of cash equal to the positive difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put to deliver to the Fund an amount of cash equal to the positive difference between the exercise price of the put and the closing price of the index times the multiplier. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the positive difference between the exercise price of the put and the closing level of the index times the multiplier.

The risks of purchasing and selling options on indexes may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot fulfill its potential settlement obligations by delivering the underlying securities. A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level. As with other kinds of options, a Fund as the call writer will not learn what it has been assigned until the next business day. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because in that case the writer's obligation is to deliver the underlying security, not to pay its value as of a moment in the past. In contrast, the writer of an index call will be required to pay cash in an amount based on the difference between the closing index value on the exercise date and the exercise price. By the time a Fund learns what it has been assigned, the index may have declined. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure.

If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund nevertheless will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchange where they are traded.

Generally, OTC foreign currency options used by a Fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

Futures Contracts and Options on Futures Contracts. When a Fund purchases or sells a futures contract, it incurs an obligation respectively to take or make delivery of a specified amount of the obligation underlying the contract at a specified time and price. When a Fund writes an option on a futures contract, it becomes obligated to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, on exercise it assumes a short futures position. If it writes a put, on exercise it assumes a long futures position.

The purchase of futures or call options on futures can serve as a long or an anticipatory hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long or anticipatory hedge.

In addition, futures strategies can be used to manage the "duration" (a measure of anticipated sensitivity to changes in interest rates, which is sometimes related to the weighted average maturity of a portfolio) and associated interest rate risk of a Fund's fixed-income portfolio. If the Advisor wishes to shorten the duration of a Fund's fixed-income portfolio (i.e., reduce anticipated sensitivity), the Fund may sell an appropriate debt futures contract or a call option thereon, or purchase a put option on that futures contract. If the Advisor wishes to lengthen the duration of a Fund's fixed-income portfolio (i.e., increase anticipated sensitivity), the Fund may buy an appropriate debt futures contract or a call option thereon, or sell a put option thereon.

At the inception of a futures contract, a Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Initial margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures or written option position varies, a process known as "marking-to-market." Unlike margin in securities transactions, initial margin on futures contracts and written options on futures contracts does not represent a borrowing on margin, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required to increase the level of initial margin deposits. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities in order to do so at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. However, there can be no assurance that a liquid market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to continue to maintain the position being hedged by the futures contract or option or to continue to maintain cash or securities in a segregated account.

To the extent that a Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case that is not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

Risks of Futures Contracts and Options Thereon. The ordinary spreads at a given time between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Due to the possibility of distortion, a hedge may not be successful. Although stock index futures contracts do not require physical delivery, under extraordinary market conditions, liquidity of such futures contracts also could be reduced. Additionally, the Advisor may be incorrect in its expectations as to the extent of various interest rates, currency exchange rates or stock market movements or the time span within which the movements take place.

Index Futures. The risk of imperfect correlation between movements in the price of index futures and movements in the price of the securities that are the subject of a hedge increases as the composition of a Fund's portfolio diverges from the index. The price of the index futures may move proportionately more than or less than the price of the securities being hedged. If the price of the index futures moves proportionately less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective. Assuming the price of the securities being hedged has moved in an unfavorable direction, as anticipated when the hedge was put into place, the Fund would be in a better position than if it had not hedged at all, but not as good as if the price of the index futures moved in full proportion to that of the hedged securities. However, if the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by movement of the price of the futures contract. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge.

Where index futures are purchased in an anticipatory hedge, it is possible that the market may decline instead. If a Fund then decides not to invest in the securities at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

Foreign Currency Hedging Strategies--Special Considerations. A Fund may use options and futures contracts on foreign currencies, as mentioned previously, and forward currency contracts, as described below, to attempt to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated or, in certain circumstances, for investment (e.g., as a substitute for investing in securities denominated in foreign currency). Currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated.

A Fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, a Fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the value of which the Advisor believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction may be increased when this strategy is used.

The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, a Fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatoryrequirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes, and charges associated with such delivery assessed in the issuing country.

Forward Currency Contracts and Foreign Currency Deposits. The Funds may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time the forward currency contract is entered. Forward currency contracts are negotiated directly between currency traders (usually large commercial banks) and their customers.

Such transactions may serve as long or anticipatory hedges. For example, a Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward currency contracts may also serve as short hedges. For example, a Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.

The Funds may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by entering into a forward currency contract to sell another currency expected to perform similarly to the currency in which the Fund's existing investments are denominated. This type of hedge could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The Funds may also use forward currency contracts in one currency or a basket of currencies to attempt to hedge against fluctuations in the value of securities denominated in a different currency if the Advisor anticipates that there will be a positive correlation between the two currencies.

The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of some or all of any expected benefit of the transaction.

As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, byselling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to segregate cash or liquid assets.

The precise matching of forward currency contract amounts and the value of the securities, dividends, or interest payments involved generally will not be possible because the value of such securities, dividends, or interest payments, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Forward currency contracts may substantially change a Fund's investment exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as the adviser anticipates. There is no assurance that the Advisor's use of forward currency contracts will be advantageous to a Fund or that it will hedge at an appropriate time. The Funds may also purchase and sell foreign currency and invest in foreign currency deposits. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.

Combined Positions. A Fund may purchase and write options or futures in combination with each other, or in combination with futures or forward currency contracts, to manage the risk and return characteristics of its overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs.

Turnover. The Funds' options and futures activities may affect their turnover rates and brokerage commission payments. The exercise of calls or puts written by a Fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a Fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a Fund may also cause the sale of related investments, increasing turnover. Although such exercise is within the Fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A Fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

Swaps, Caps, Floors, and Collars. The Funds are authorized to enter into swaps, caps, floors, and collars. Swaps involve the exchange by one party with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of a cap or a floor entitles the purchaser, to the extent that a specified index exceeds in the case of a cap, or falls below in the case of a floor, a predetermined value, to receive payments on a notional principal amount from the party selling such instrument. A collar combines elements of buying a cap and selling a floor.

HOLDRS -- Holding Company Depositary Receipts, or HOLDRs, are trust-issued receipts that represent a Fund's beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stock. For example, a Fund's investment will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

ILLIQUID SECURITIES -- Securities which do not trade on stock exchanges or in the over-the-counter market, or have restrictions on when and how they may be sold, are generally considered to be "illiquid." An illiquid security is one that a Fund may have difficulty -- or may even be legally precluded from -- selling at any particular time. A Fund may invest in illiquid securities, including restricted securities and other investments which are not readily marketable. A Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of this restriction.

The principal risk of investing in illiquid securities is that a Fund may be unable to dispose of them at the time desired or at a reasonable price. In addition, in order to resell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the security with the SEC, and otherwise obtaining listing on a securities exchange or in the over-the-counter market.

INITIAL PUBLIC OFFERINGS ("IPOS") -- Each Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on a Fund for as long as it has a small asset base. The impact of IPOs on a Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. IPOs may not be consistently available to a Fund for investment, particularly as the Fund's asset base grows. Because IPO shares frequently are volatile in price, a Fund may hold IPO shares for a very short period of time. This may increase the turnover of a Fund's portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling shares, a Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Shareholders in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

A Fund's investments in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which present risks considerably greater than those associated with common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets, and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

INTERFUND BORROWING AND LENDING PROGRAM -- Pursuant to an exemptive order issued by the SEC, a Fund may lend money to, and borrow money for temporary purposes from, other funds advised by the Advisor or its affiliates. A Fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.

INVESTMENT COMPANY SECURITIES -- To manage their daily cash positions, the Funds may invest in securities issued by other investment companies, including investment companies advised by the Advisor and its affiliates (pursuant to an exemptive order dated May 12, 1999), that invest in short-term debt securities and seek to maintain a net asset value of $1.00 per share ("money market funds"). The Funds also may invest in Exchange-Traded Funds ("ETFs"). ETFs are investment companies that are registered under the Investment Company Act of 1940 (the "1940 Act") as open-end funds or Unit Investment Trusts ("UITs"). ETFs are based on specific domestic and foreign indices. ETFs shares are sold and redeemed at net asset value only in large blocks. In addition, national securities exchanges list ETF shares for trading, which allows investors to purchase and sell individual ETF shares among themselves at market prices throughout the day. The 1940 Act limits investments in securities of other investment companies. These limitations include, among others, that, subject to certain exceptions, no more than 10% of a Fund's total assets may be invested in securities of other investment companies, no more than 5% of its total assets may be invested in the securities of any one investment company, and a Fund may not own more than 3% of the outstanding shares of any investment company. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

MUNICIPAL OBLIGATIONS -- Municipal debt securities including municipal bonds, notes, and commercial paper. The VIF-High Yield Fund may invest in municipal obligations, but under normal circumstances does not intend to make significant investments in these securities.

The VIF-High Yield Fund may invest in the following types of municipal obligations:

         Municipal Bonds -- Municipal bonds are classified as general obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit, and unlimited taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues generated by a particular facility or class of facility, or in some cases from the proceeds of a special excise tax or specific revenue source. Industrial development obligations are a particular kind of municipal bond which are issued by or on behalf of public authorities to obtain funds for many kinds of local, privately operated facilities. Such obligations are, in most cases, revenue bonds that generally are secured by a lease with a particular private corporation.

         Municipal Notes -- Municipal notes are short-term debt obligations issued by municipalities which normally have a maturity at the time of issuance of six months to three years. Such notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes and project notes. Notes sold in anticipation of collection of taxes, a bond sale, or receipt of other revenues are normally obligations of the issuing municipality or agency.

         Municipal Commercial Paper -- Municipal commercial paper consists of short-term debt obligations issued by municipalities. Although done so infrequently, municipal commercial paper may be issued at a discount (sometimes referred to as Short-Term Discount Notes). These obligations are issued to meet seasonal working capital needs of a municipality or interim construction financing and are paid from a municipality's general revenues or refinanced with long-term debt. Although the availability of municipal commercial paper has been limited, from time to time the amounts of such debt obligations offered have increased, and the Advisor believes that this increase may continue.

         Variable Rate Obligations -- The interest rate payable on a variable rate municipal obligation is adjusted either at predetermined periodic intervals or whenever there is a change in the market rate of interest upon which the interest rate payable is based. A variable rate obligation may include a demand feature pursuant to which the Fund would have the right to demand prepayment of the principal amount of the obligation prior to its stated maturity. The issuer of the variable rate obligation may retain the right to prepay the principal amount prior to maturity.

REAL ESTATE INVESTMENT TRUSTS -- To the extent consistent with their investment objectives and policies, the Funds may invest in securities issued by real estate investment trusts ("REITs").

REITs are trusts which sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the Southeastern United States, or both.

To the extent that the Funds have the ability to invest in REITs, a Fund could conceivably own real estate directly as a result of a default on the securities it owns. The Funds, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

In addition to the risks described above, REITs may be affected by any changes in the value of the underlying property in their portfolios. REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of a Fund, but also, indirectly, similar expenses of the REITs.

REPURCHASE AGREEMENTS -- A Fund may enter into repurchase agreements ("REPOs") on debt securities that the Fund is allowed to hold in its portfolio. This is a way to invest money for short periods. A REPO is an agreement under which the Fund acquires a debt security and then resells it to the seller at an agreed-upon price and date (normally, the next business day). The repurchase price represents an interest rate effective for the short period the debt security is held by the Fund, and is unrelated to the interest rate on the underlying debt security. A repurchase agreement is often considered as a loan collateralized by securities. The collateral securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement. The collateral securities are held by the Fund's custodian bank until the repurchase agreement is completed.

The Funds may enter into repurchase agreements with financial institutions that are creditworthy under standards established by the Advisor. The Advisor must use these standards to review the creditworthiness of any financial institution that is a party to a REPO. REPOs maturing in more than seven days are considered illiquid securities. A Fund will not enter into repurchase agreements maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in these repurchase agreements and other illiquid securities.

As noted above, the Funds use REPOs as a means of investing cash for short periods of time. Although REPOs are considered to be highly liquid and comparatively low-risk, the use of REPOs does involve some risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security hasdeclined, the Fund may incur a loss on the sale of the collateral security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

RULE 144A SECURITIES -- A Fund also may invest in securities that can be resold to institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"). In recent years, a large institutional market has developed for many Rule 144A Securities. Institutional investors generally cannot sell these securities to the general public but instead will often depend on an efficient institutional market in which Rule 144A Securities can readily be resold to other institutional investors, or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions does not necessarily mean that a Rule 144A Security is illiquid. Institutional markets for Rule 144A Securities may provide both reliable market values for Rule 144A Securities and enable a Fund to sell a Rule 144A investment when appropriate. For this reason, the Company's board of directors has concluded that if a sufficient institutional trading market exists for a given Rule 144A security, it may be considered "liquid," and not subject to a Fund's limitations on investment in restricted securities. The Trust's board of trustees has given the Advisor the day-to-day authority to determine the liquidity of Rule 144A Securities, according to guidelines approved by the board. The principal risk of investing in Rule 144A Securities is that there may be an insufficient number of qualified institutional buyers interested in purchasing a Rule 144A Security held by a Fund, and the Fund might be unable to dispose of such security promptly or at reasonable prices.

SECURITIES LENDING -- Each Fund may from time to time loan securities from its portfolio to brokers, dealers, and financial institutions to earn income or generate cash for liquidity. When the Fund lends securities it will receive collateral in cash or U.S. Treasury obligations which will be maintained, and with regard to cash, invested, at all times in an amount equal to at least 100% of the current market value of the loaned securities. All such loans will be made according to the guidelines of the SEC and the Trust's board of trustees. A Fund may at any time call such loans to obtain the securities loaned. If the borrower of the securities should default on its obligation to return the securities borrowed, the value of the collateral may be insufficient to permit the Fund to reestablish its position by making a comparable investment due to changes in market conditions, or the Fund may be unable to exercise certain ownership rights. A Fund will be entitled to earn interest paid upon investment of the cash collateral or to the payment of a premium or fee for the loan. A Fund may pay reasonable fees in connection with such loans, including payments to the borrower and to one or more securities lending agents (each an "Agent").

The Advisor provides the following services in connection with the securities lending activities of each Fund: (a) oversees participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assists the Agent in determining which specific securities are available for loan; (c) monitors the Agent's loan activities to ensure that securities loans are effected in accordance with the Advisor's instructions and with procedures adopted by the board of trustees; (d) prepares appropriate periodic reports for, and seeks appropriate approvals from, the board of trustees with respect to securities lending activities; (e) responds to Agent inquiries; and (f) performs such other duties as necessary. The Advisor intends to seek necessary approvals to enable it to earn compensation for providing such services.

The Funds have obtained an exemptive order from the SEC allowing them to invest uninvested cash balances and cash collateral received in connection with securities lending in money market funds that have the Advisor or an affiliate of the Advisor as an investment advisor.

SOVEREIGN DEBT -- In certain emerging countries, the central government and its agencies are the largest debtors to local and foreign banks and others. Sovereign debt involves the risk that the government, as a result of political considerations or cash flow difficulties, may fail to make scheduled payments of interest or principal and may require holders to participate in rescheduling of payments or even to make additional loans. If an emerging country government defaults on its sovereign debt, there is likely to be no legal proceeding under which the debt may be ordered repaid, in whole or in part. The ability or willingness of a foreign sovereign debtor to make payments of principal and interest in a timely manner may be influenced by, among other factors, its cash flow, the magnitude of its foreign reserves, the availability of foreign exchanges on the payment date, the debt service burden to the economy as a whole, the debtor's then current relationship with the International Monetary Fund and its then current political constraints. Some of the emerging countries issuing such instruments have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance government programs, and may have other adverse social, political, and economic consequences, including effects on the willingness of such countries to service their sovereign debt. An emerging country government's willingness and ability to make timely payments on its sovereign debt also are likely to be heavily affected by the country's balance of trade and its access to trade and other international credits. If a country's exports are concentrated in a few commodities, such country would be more significantly exposed to a decline in the international prices of one or more of such commodities. A rise in protectionism on the part of its trading partners, or unwillingness by such partners to make payment for goods in hard currency, could also adversely affect the country's ability to export its products and repay its debts. Sovereign debtors may also be dependent on expected receipts from such agencies and others abroad to reduce principal and interest arrearages on their debt. However, failure by the sovereign debtor or other entity to implement economic reforms negotiated with multilateral agencies or others, to achieve specified levels of economic performance, or to make other debt payments when due, may cause third parties to terminate their commitments to provide funds to the sovereign debtor, which may further impair such debtor's willingness or ability to service its debts.

The Funds may invest in debt securities issued under the "Brady Plan" in connection with restructurings in emerging country debt markets or earlier loans. These securities, often referred to as "Brady Bonds," are, in some cases, denominated in U.S. dollars and collateralized as to principal by U.S. Treasury zero coupon bonds having the same maturity. At least one year's interest payments, on a rolling basis, are collateralized by cash or other investments. Brady Bonds are actively traded on an over-the-counter basis in the secondary market for emerging country debt securities. Brady Bonds are lower-rated bonds and highly volatile.

UNSEASONED ISSUERS -- The Funds may purchase securities in unseasoned issuers. Securities in such issuers may provide opportunities for long term capital growth. Greater risks are associated with investments in securities of unseasoned issuers than in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

U.S. GOVERNMENT SECURITIES -- Each Fund may, from time to time, purchase debt securities issued by the U.S. government. These securities include Treasury bills, notes, and bonds. Treasury bills have a maturity of one year or less, Treasury notes generally have a maturity of one to ten years, and Treasury bonds generally have maturities of more than ten years.

U.S. government debt securities also include securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some obligations of U.S. government agencies, which are established under the authority of an act of Congress, such as Government National Mortgage Association ("GNMA") Participation Certificates, are supported by the full faith and credit of the U.S. Treasury. GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans -- issued by lenders such as mortgage bankers, commercial banks and savings and loan associations -- are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. government. The market value of GNMA Certificates is not guaranteed. GNMA Certificates are different from bonds because principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity, as is the case with a bond. GNMA Certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA Certificate.

Other U.S. government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by Fannie Mae, a federally chartered private corporation, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the U.S., a Fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. The U.S. government may choose not to provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not legally obligated to do so. A Fund will invest in securities of such instrumentalities only when the Advisor is satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

WHEN-ISSUED/DELAYED DELIVERY -- The Funds normally buy and sell securities on an ordinary settlement basis. That means that the buy or sell order is sent, and a Fund actually takes delivery or gives up physical possession of the security on the "settlement date," which is three business days later. However, the Funds also may purchase and sell securities on a when-issued or delayed delivery basis.

When-issued or delayed delivery transactions occur when securities are purchased or sold by a Fund and payment and delivery take place at an agreed-upon time in the future. The Funds may engage in this practice in an effort to secure an advantageous price and yield. However, the yield on a comparable security available when delivery actually takes place may vary from the yield on the security at the time the when-issued or delayed delivery transaction was entered into. When a Fund engages in when-issued and delayed delivery transactions, it relies on the seller or buyer to consummate the sale at the future date. If the seller or buyer fails to act as promised, that failure may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. No payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction. However, fluctuation in the value of the security from the time of commitment until delivery could adversely affect a Fund.

                             INVESTMENT RESTRICTIONS

The investment restrictions set forth below have been adopted by each respective Fund and, unless identified as non-fundamental policies, may not be changed without the affirmative vote of a majority of the outstanding voting securities of that Fund. As provided in the 1940 Act, a "vote of a majority of the outstanding voting securities of the Fund" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of a particular Fund's assets will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by such Fund at the time it purchases any security. Each Fund may not:

         1. purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or municipal securities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that: (i) Financial Services Fund may invest more than 25% of the value of its total assets in one or more industries relating to financial services; (ii) Health Sciences Fund may invest more than 25% of the value of its total assets in one or more industries relating to health care; (iii) Leisure Fund may invest more than 25% of the value of its total assets in one or more industries relating to leisure; (iv) Technology Fund may invest more than 25% of the value of its total assets in the one or more industries relating to technology; (v) Telecommunications Fund may invest more than 25% of the value of its total assets in one or more industries relating to telecommunications; and (vi) Utilities Fund may invest more than 25% of the value of its total assets in one or more industries relating to the utilities industry;

         2. with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

         3. underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the 1933 Act in connection with the disposition of the Fund's portfolio securities;

         4. borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

         5. issue senior securities, except as permitted under the 1940 Act;

         6. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;

         7. purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments; or

         8. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

         9. Each Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by the Advisor or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies and limitations as the Fund.

In addition, each Fund has the following non-fundamental policies, which may be changed without shareholder approval:

         A. The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that
         (i) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments, (ii) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments.

         B. The Fund may borrow money only from a bank or from an open-end management investment company managed by the Advisor or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (4)).

         C. The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

         D. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

         E. With respect to fundamental limitation (1), domestic and foreign banking will be considered to be different industries.

In addition, with respect to a Fund that may invest in municipal obligations, the following nonfundamental policy applies, which may be changed without shareholder approval:

         Each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer. However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by a Fund exceeds 10% of the Fund's total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity. With respect to a Fund that is not a money market fund, securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to the limitations set forth in the preceding sentence.

[In order to enable California investors to allocate variable annuity or variable life insurance contract values to one or more of the Funds, the Trust has committed to comply with the following guidelines: (i) the borrowing limits for any Fund are (a) 10% of net asset value when borrowing for any general purpose and (b) 25% of net asset value when borrowing as a temporary measure to facilitate redemptions (for purposes of this clause, the net asset value of a Fund is the market value of all investments or assets owned less outstanding liabilities of the Fund at the time that any new or additional borrowing is undertaken); and (ii) if a Fund invests in foreign companies, the foreign country diversification guidelines to be followed by the Fund are as follows:]

         [(a) The Fund will be invested in a minimum of five different foreign countries at all times. However, this minimum is reduced to four when foreign country investments comprise less than 80% of the Fund's net asset value, to three when less than 60% of such value, to two when less than 40% and to one when less than 20%.]

         [(b) Except as set forth in items (c) and (d) below, the Fund will have no more than 20% of its net asset value invested in securities of issuers located in any one country.]

         [(c) The Fund may have an additional 15% of its net asset value invested in securities of issuers located in any one of the following countries:
Australia, Canada, France, Japan, the United Kingdom, or Germany.]

         [(d) The Fund's investments in United States issuers are not subject to the foreign country diversification guidelines.]

[State insurance laws and regulations may impose additional limitations on lending securities and the use of options, futures and other derivative instruments.]


                             MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISOR AND SUB-ADVISOR

A I M Advisors, Inc. ("AIM") is the investment advisor for the Funds and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional) is the sub-advisor for the Funds (except Growth Fund and High Yield Fund). Prior to April 30, 2004, INVESCO Funds Group, Inc. ("INVESCO") served as the investment advisor. INVESCO Institutional is an affiliate of INVESCO and of AIM.

AIM, located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, was organized in 1976, and along with its subsidiaries, manages or advises over 200 investment portfolios, encompassing a broad range of investment objectives. AIM is a direct wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976.

INVESCO Institutional, located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, is responsible for the Fund's (except Growth Fund and High Yield Fund) day-to-day management, including the Fund's investment decisions and the execution of securities transactions with respect to the Fund. AIM and INVESCO and INVESCO Institutional are each an indirect wholly owned subsidiary of AMVESCAP PLC, a publicly traded holding company. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis. AMVESCAP PLC is one of the largest independent investment management businesses in the world, with approximately $371 billion in assets under management as of [December 31, 2003]. AMVESCAP PLC's North American subsidiaries include:

   AMVESCAP Retirement, Inc. ("ARI"), Atlanta, Georgia, develops and provides domestic and international defined contribution retirement plan services to plan sponsors, institutional retirement plan sponsors, and institutional plan providers.

      AMVESCAP National Trust Company (formerly known as Institutional Trust Company doing business as INVESCO Trust Company) ("ANTC"), a wholly owned subsidiary of ARI maintains an institutional retirement trust containing 34 collective trust funds designed specifically for qualified plans. ANTC provides retirement account custodian and/or trust services for individual retirement accounts ("IRAs") and other retirement plan accounts. ANTC acts as a directed, non-discretionary trustee or custodian for such plans.

INVESCO Institutional, Atlanta, Georgia, manages individualized investment portfolios of equity, fixed-income, and real estate securities for institutional clients, including mutual funds and collective investment entities. INVESCO Institutional includes the following Groups and Divisions:

   INVESCO Capital Management Group, Atlanta, Georgia, manages institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds.

   INVESCO National Asset Management Division, Atlanta, Georgia, provides investment advisory services to employee pension and profit sharing plans, endowments and foundations, public plans, unions (Taft-Hartley), mutual funds and individuals.

   INVESCO Fixed Income/Stable Value Division, Louisville, Kentucky, provides customized low volatility fixed income solutions to 401(k), 457, and other tax qualified retirement plans.

   INVESCO Financial Institutions Group, Atlanta, Georgia, provides investment management services through separately managed account programs offered by brokerage firms.

   INVESCO Structured Products Group, New York, New York, is responsible for tactical asset allocation and managed futures products, and quantitative stock selection products. This group develops forecasting models for domestic stock and bond markets and manages money for clients in products based on these forecasting models.

   INVESCO Realty Advisors Division, Dallas, Texas, is responsible for providing advisory services to discretionary and non-discretionary accounts with respect to investments in real estate, mortgages, private real estate partnership interests, REITs, and publicly traded stocks of companies deriving substantial revenues from real estate industry activities.

   INVESCO Multiple Asset Strategies Group, Atlanta, Georgia, maintains a complex set of fundamentally based quantitative models used as a primary basis for asset allocation decisions. The group's main product is global asset allocation.

AIM provides investment advisory and administrative services for retail and institutional mutual funds.

A I M Capital Management, Inc., Houston, Texas, provides investment advisory services to individuals, corporations, pension plans, and other private investment advisory accounts and also serves as a sub-advisor to certain retail and institutional mutual funds, one Canadian mutual fund and one portfolio of an open-end registered investment company that is offered to separate accounts of insurance companies.

A I M Distributors, Inc. and Fund Management Company, Houston, Texas, are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds. The corporate headquarters of AMVESCAP PLC are located at 30 Finsbury Square, London, EC2A 1AG, England.

INVESTMENT ADVISORY AGREEMENT

As investment advisor, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. The Investment Advisory Agreement provides that, in fulfilling its responsibilities, AIM may engage the services of other investment managers with respect to the Funds. The investment advisory services of AIM and the investment sub-advisory services of the sub-advisor to the Funds are not exclusive and AIM and sub-advisor are free to render investment advisory services to others, including other investment companies.

AIM is also responsible for furnishing to the Funds, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Funds, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of the Funds' accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

The Master Investment Advisory Agreement provides that the Funds will pay or cause to be paid all expenses of the Funds not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of the Funds in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.

AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and its series of shares.

Pursuant to its advisory agreement with the Trust, AIM receives a monthly fee from the Funds calculated at the following annual rates, based on the average daily net assets of each Fund during the year:

High Yield and Utilities Funds

   o  0.60% of each Fund's average net assets.

Dynamics, Core Equity, Financial Services, Health Sciences, Leisure, Small Company Growth, Technology, Telecommunications, and Total Return Funds

   o  0.75% of each Fund's average net assets.

Growth Fund

   o  0.85% of the Fund's average net assets.

Prior to April 30, 2004, INVESCO served as investment advisor to the Funds. During the periods outlined in the table below, the Funds paid INVESCO advisory fees in the dollar amounts shown. If applicable, the advisory fees were offset by credits in the amounts shown below, so that the Funds' fees were not in excess of the expense limitations shown, which have been voluntarily agreed to by the Trust and INVESCO.

                                     Advisory       Total Expense      Total Expense
                                   Fee Dollars     Reimbursements       Limitations
                                   -----------     --------------      -------------

Core Equity Fund
Year Ended December 31, 2003
Year Ended December 31, 2002        $  877,631       $         0             1.15%
Year Ended December 31, 2001           973,442                 0             1.15%

Dynamics Fund
Year Ended December 31, 2003
Year Ended December 31, 2002         1,051,264       $         0             1.15%
Year Ended December 31, 2001         1,175,162                 0             1.15%

Financial Services Fund
Year Ended December 31, 2003
Year Ended December 31, 2002        $1,267,644       $         0             1.25%
Year Ended December 31, 2001         1,516,087                 0             1.25%

Growth Fund
Year Ended December 31, 2003
Year Ended December 31, 2002          $ 38,217       $    38,742             1.50%
Year Ended December 31, 2001            38,495            35,861             1.50%

Health Sciences Fund
Year Ended December 31, 2003
Year Ended December 31, 2002        $2,156,447       $         0             1.25%
Year Ended December 31, 2001         2,276,886                 0             1.25%

                                     Advisory       Total Expense      Total Expense
                                   Fee Dollars     Reimbursements       Limitations
                                   -----------     --------------      -------------

High Yield Fund
Year Ended December 31, 2003
Year Ended December 31, 2002       $   343,953       $         0           1.05%
Year Ended December 31, 2001           375,479                 0           1.05%

Leisure Fund
Year Ended December 31, 2003
Period Ended December 31, 2002(1)  $    14,113       $    50,201           1.25%

Small Company Growth Fund
Year Ended December 31, 2003
Year Ended December 31, 2002       $   256,595       $    21,841           1.25%
Year Ended December 31, 2001           249,295            11,226           1.25%

Technology Fund
Year Ended December 31, 2003
Year Ended December 31, 2002       $ 1,191,165       $         0           1.25%
Year Ended December 31, 2001         2,155,360                 0           1.25%

----------

1. For the period from May 1, 2002, commencement of investment operations, to December 31, 2002.

Telecommunications Fund
Year Ended December 31, 2003
Year Ended December 31, 2002         $ 312,134       $         0           1.25%
Year Ended December 31, 2001           951,031                 0           1.25%

Total Return Fund
Year Ended December 31, 2003
Year Ended December 31, 2002         $ 154,432       $    40,089           1.15%
Year Ended December 31, 2001           160,842            35,057           1.15%

Utilities Fund
Year Ended December 31, 2003
Year Ended December 31, 2002         $ 155,471       $     6,985           1.15%
Year Ended December 31, 2001            85,405            31,703           1.15%

AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Funds.

AIM has agreed to assume all voluntary and contractual fee waiver and reimbursement arrangements discussed above in the section entitled "The Investment Advisor" and in each Fund's Prospectus.

SECURITIES LENDING ARRANGEMENTS. If a Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The advisory agreement describes the administrative services to be rendered by AIM if a Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and
(f) performing such other duties as may be necessary.

AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, the Fund participating in a securities lending program will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

THE SUB-ADVISORY AGREEMENT

AIM has entered into a Master Sub-Advisory contract with INVESCO Institutional (the "Sub-Advisor") to provide investment sub-advisory services to the Funds (except Growth Fund and High Yield Fund).

INVESCO Institutional is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). INVESCO Institutional provides investment supervisory services on both discretionary and non-discretionary bases to pension and profit sharing plans, endowments and educational institutions, investment companies, insurance companies, and individuals and personal holding companies.

AIM and INVESCO Institutional are indirect wholly owned subsidiaries of AMVESCAP (formerly, AMVESCO PLC and INVESCO PLC).

For the services to be rendered by INVESCO Institutional under its Master Sub-Advisory Contract, the Advisor will pay to the Sub-Advisor a fee which will be computed daily and paid as of the last day of each month on the basis of each Fund's daily net asset value, using for each daily calculation the most recently determined net asset value of each Fund. On an annual basis, the sub-advisory fee is equal to 40% of the Advisor's compensation on the sub-advised assets per year.

BOARD APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENT

Board Approval of New Advisory Agreement with AIM

At the request of AIM, the Board discussed the approval of the proposed advisory agreement at an in-person meeting held on December 8-9, 2003. The independent trustees also discussed the approval of the advisory agreement with independent counsel prior to that meeting. In evaluating the proposed advisory agreement, the Board requested and received information from AIM to assist in its deliberations.

The Board considered the following factors in determining reasonableness and fairness of the proposed changes between the current then-current advisory agreement with INVESCO and the advisory agreement with AIM:

            o The qualifications of AIM to provide investment advisory services. The Board reviewed the credentials and experience of the officers and employees of AIM who would provide investment advisory services to the Funds, and noted that the persons providing portfolio management services to the Funds would not change.

            o The range of advisory services provided by AIM. The Board reviewed the services to be provided by AIM under the advisory agreement, and noted that no material changes in the level or type of services provided under the current then-current advisory agreement with INVESCO would occur other than the provision by AIM of certain administrative services if the Funds engage in securities lending.

            o Qualifications of AIM to provide a range of management and administrative services. The Board reviewed the general nature of the non-investment advisory services performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the Board also considered the organizational structure employed by AIM and its affiliates to provide those services. The Board reviewed the proposed elimination from the proposed advisory agreement of the provision of administrative services to the Funds. The Board also reviewed the form of Master Administrative Services Agreement, noted that the overall services to be provided under the existing arrangements and under the Master Administrative Services Agreements are the same, and concluded that the overall accounting and administrative services to be provided by AIM would not change under the combination of the advisory agreement and the Master Administrative Services Agreement.

            o The performance record of the Funds. The Board reviewed the Funds' performance record and determined that AIM has developed the expertise and resources for managing funds with an investment objective and strategies similar to those of the Funds and is able, therefore, to provide advisory and administrative services to the Funds.

            o Advisory fees and expenses. The Board examined the expense ratio and the level of advisory fees for the Funds under the current then-current advisory agreement and compared them with the advisory fees expected to be incurred under the advisory agreement. The Board concluded that each the Funds' projected expense ratio and advisory fees under the advisory agreement were fair and reasonable in comparison with those of other similar funds (including similar funds advised by AIM) and in light of the investment management services to be provided by AIM under the advisory agreement. The advisory fees under the advisory agreement are the same as the advisory fees paid to INVESCO under the current then-current advisory agreement, other than the removal of the reimbursement obligation related to services provided to both the Funds and AIM by officers and directors which is not currently applicable, and the provisions that permit AIM's receipt of fees for providing administrative services in connection with securities lending activities. Such fees would be paid only to the extent that the Funds engage in securities lending. The Board noted that AIM intends to waive its right to receive any fees under the investment advisory agreement for the administrative services it provides in connection with securities lending activities. The Board also noted that AIM has agreed to seek the Board's approval prior to its receipt of all or a portion of such fees.

            o The profitability of AIM. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board noted that, except as described above, no changes to the advisory fees were being proposed, other than to permit AIM's receipt of fees for providing services in connection with securities lending, and further noted that AIM intends to waive its right to receive any such fees and has agreed to seek the Board's approval prior to its receipt of all or a portion of such fees. The Board also noted that, in accordance with an exemptive order issued by the SEC, before the Funds may participate in a securities lending program, the Board must approve such participation. In addition, the Board must evaluate the securities lending arrangements annually and determine that it is in the best interests of the shareholders of the Funds to invest in AIM-advised money market funds any cash collateral the Funds receive as security for the borrower's obligation to return the loaned securities. If the Funds invest the cash collateral in AIM-advised money market funds, AIM will receive additional advisory fees from these money market funds, because the invested cash collateral will increase the assets of these funds and AIM receives advisory fees based upon the assets of these funds. The Board noted that the cash collateral relates to assets of the Funds that have already been invested, and the investment of the cash collateral is intended to benefit the Funds by providing them with additional income. The Board also noted that an investment of the cash collateral in an AIM-advised money market fund would have a positive effect on the profitability of AIM.

            o The terms of the advisory agreement. The Board reviewed the terms of the advisory agreement, including changes being made to clarify or expand non-exclusivity, delegation and liability provisions, to separate administrative services from advisory services and to have AIM assist the Funds if they engage in securities lending. The Board determined that these changes reflect the current environment in which the Funds operate, and that AIM should have the flexibility to operate in that environment.

After considering the above factors, the Board concluded that it is in the best interests of the Funds and their shareholders to approve the proposed advisory agreement between the Trust and AIM for the Funds. In so doing, they were advised by independent counsel, retained by the independent trustees and paid for by Trust, as to the nature of the matters to be considered and the standards to be used in reaching their decision.

The advisory agreement will expire, unless renewed, on or before June 30, 2005.


Board Approval of Sub-Advisory Agreement with AIM and INVESCO Institutional.

At the request of AIM and INVESCO Institutional, the Board discussed the approval of the sub-advisory agreement at an in-person meeting held on December 8-9, 2003. The independent trustees also discussed the approval of the sub-advisory agreement with independent counsel prior to that meeting. In evaluating the sub-advisory agreement, the Board requested and received information from AIM and INVESCO Institutional to assist in its deliberations.

The Board considered the following factors in determining the reasonableness and fairness of the sub-advisory agreement between AIM and INVESCO Institutional:

   o The range of sub-advisory services provided by INVESCO Institutional. The Board reviewed the services to be provided by INVESCO Institutional under the sub-advisory agreement, and noted that the level and type of investment advisory services under the sub-advisory agreement would be comparable to those provided by INVESCO Institutional under Trust's then-current sub-advisory arrangement with INVESCO Institutional.

   o The fees payable to INVESCO Institutional for its services. The Board noted that INVESCO Institutional will receive compensation based on that portion of the assets of the Fund that it manages (the sub-advised assets). In addition, the fees paid would be a percentage of the advisory fees that AIM receives on the sub-advised assets. The Board noted that these fees had been agreed to by AIM and INVESCO Institutional, as well as by AMVESCAP, the indirect parent of AIM and INVESCO Institutional. The Board also noted that the proposed changes to the compensation to INVESCO Institutional would have no effect on the Fund, since the fees are payable by AIM.

   o The performance record of the Fund. The Board reviewed the performance record of the Fund and noted that the same portfolio management team would provide investment advisory services to the Fund under the sub-advisory agreement. The Board determined that such portfolio management team had provided satisfactory services with respect to the Fund, after considering performance information that it received during the past year from INVESCO Institutional.

   o The profitability of INVESCO Institutional. The Board considered information concerning the profitability of INVESCO Institutional's (and its affiliates') investment advisory and other activities and its financial condition. The Board noted that INVESCO Institutional would receive an annual fee equal to a percentage of AIM's compensation on the sub-advised assets. The Board noted that the proposed sub-advisory fees are less than the advisory fees currently received by INVESCO Institutional under the current then-current sub-advisory arrangement, but that INVESCO Institutional assured the Board that such reduction would not affect the nature or quality of the services provided by it to the Fund.

   o The terms of the sub-advisory agreement. The Board reviewed the terms of the sub-advisory agreement, including the changes discussed above. The Board determined that these changes reflect the current environment in which the Fund operates, and that INVESCO Institutional should have the flexibility to operate in that environment.

After considering the above factors, the Board concluded that it is in the best interests of the Fund and its shareholders to approve the sub-advisory agreement between AIM and INVESCO Institutional for the Fund. In so doing, they were advised by independent counsel, retained by the independent trustees and paid for by Trust, as to the nature of the matters to be considered and the standards to be used in reaching their decision.

The sub-advisory agreement will expire, unless renewed, on or before June 30, 2005.

ADMINISTRATIVE SERVICES AGREEMENT

AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Trust's Board of Trustees, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board of Trustees. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services. In addition, AIM provides, or assures that Participating Insurance Companies will provide, certain services implementing the Trust's funding arrangements with Participating Insurance Companies. These services include: establishment of compliance procedures; negotiation of participation agreements; preparation of prospectuses, financial reports and proxy statements for existing Contractowners; maintenance of master accounts; facilitation of purchases and redemptions requested by Contractowners; distribution to existing Contractowners copies of prospectuses, proxy materials, periodic Fund reports and other materials; maintenance of records; and Contractowner services and communication. Effective May 1, 1998, the Funds reimburse AIM for its costs in providing, or assuring that Participating Insurance Companies provide, these services, currently in an amount up to 0.25% of the average net asset value of each Fund.

TRANSFER AGENCY AGREEMENT

AIM Investment Services, Inc. ("AIS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Funds.

The Transfer Agency and Service Agreement between the Trust and AIS provides that AIS will perform certain shareholder services for the Funds. The Transfer Agency and Service Agreement provides that AIS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts.

ADVISORY, ADMINISTRATIVE SERVICES AND TRANSFER AGENCY FEES PAID TO INVESCO

Prior to October 1, 2003, INVESCO served as transfer agent to the Funds. INVESCO served as the IVIF Funds' investment advisor and administrative services agent until April 30, 2004. For the periods outlined in the table below, the Funds paid the following fees to INVESCO (if applicable, prior to the voluntary absorption of certain Fund expenses by INVESCO). INVESCO is entitled to reimbursement by a Fund for any fees waived pursuant to expense limitation commitments between INVESCO and the Funds if such reimbursement does not cause the Fund to exceed the current expense limitations and the reimbursement is made within three years after INVESCO incurred the expense.

                                                   Administrative     Transfer
                                    Advisory          Services         Agency

CORE EQUITY FUND
Year Ended December 31, 2003                                        $           (2)
                                                                    ------------
Year Ended December 31, 2002     $    877,631      $    320,096     $      5,000
Year Ended December 31, 2001          973,442           351,563            5,000

DYNAMICS FUND
Year Ended December 31, 2003                                        $           (2)
                                                                    ------------
Year Ended December 31, 2002     $  1,051,264      $    381,447     $      5,000
Year Ended December 31, 2001        1,175,162           425,224            5,000

----------

2. For the period from January 1, 2003 through September 30, 2003.

                                                     Administrative     Transfer
                                      Advisory          Services        Agency

FINANCIAL SERVICES FUND
Year Ended December 31, 2003                                          $           (2)
                                                                      ------------
Year Ended December 31, 2002        $  1,267,644     $    457,901     $      5,000
Year Ended December 31, 2001           1,516,087          545,684            5,000

GROWTH FUND
Year Ended December 31, 2003                                          $           (2)
                                                                      ------------
Year Ended December 31, 2002        $     38,217     $     21,915     $      5,000
Year Ended December 31, 2001              38,495           22,002            5,000

HEALTH SCIENCES FUND
Year Ended December 31, 2003                                          $           (2)
                                                                      ------------
Year Ended December 31, 2002        $  2,156,447     $    771,945     $      5,000
Year Ended December 31, 2001           2,276,866          814,497            5,000

HIGH YIELD FUND
Year Ended December 31, 2003                                          $           (2)
                                                                      ------------
Year Ended December 31, 2002        $    343,953     $    161,912     $      5,000
Year Ended December 31, 2001             375,479          175,836            5,000

LEISURE FUND
Year Ended December 31, 2003                                          $           (2)
                                                                      ------------
Period Ended December 31, 20021     $     14,113     $     11,653     $      3,333

SMALL COMPANY GROWTH FUND
Year Ended December 31, 2003                                          $           (2)
                                                                      ------------
Year Ended December 31, 2002        $    256,595     $    100,664     $      5,000
Year Ended December 31, 2001             249,295           98,084            5,000

TECHNOLOGY FUND
Year Ended December 31, 2003                                          $           (2)
                                                                      ------------
Year Ended December 31, 2002        $  1,191,165     $    430,878     $      5,000
Year Ended December 31, 2001           2,155,360          777,480            5,000

TELECOMMUNICATIONS FUND
Year Ended December 31, 2003                                          $           (2)
                                                                      ------------
Year Ended December 31, 2002        $    312,134     $    120,287     $      5,000
Year Ended December 31, 2001             951,031          346,031            5,000

----------

1. For the period from May 1, 2002, commencement of investment operations, to December 31, 2002.

2. For the period from January 1, 2003 through September 30, 2003.

                                                  Administrative     Transfer
                                    Advisory         Services        Agency
TOTAL RETURN FUND
Year Ended December 31, 2003                                       $           (2)
                                                                   ------------
Year Ended December 31, 2002     $    154,432     $     64,566     $      5,000
Year Ended December 31, 2001          160,842           66,831            5,000

UTILITIES FUND
Year Ended December 31, 2003                                       $           (2)
                                                                   ------------
Year Ended December 31, 2002     $    155,471     $     78,666     $      5,000
Year Ended December 31, 2001           85,405           47,721            5,000


                       TRUSTEES AND OFFICERS OF THE TRUST

BOARD OF TRUSTEES

The overall management of the business and affairs of the Funds and the Trust is vested in the Board of Trustees. The Board of Trustees approves all significant agreements between the Trust, on behalf of the Funds, and persons or companies furnishing services to the Funds. The day-to-day operations of the Funds are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the Funds and to the general supervision of the Board of Trustees. Certain trustees and officers of the Trust are affiliated with AIM and AIM Management, the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION

The trustees and officers of the Trust, their principal occupations during the last five years and certain other information concerning them are set forth in Appendix B.

The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee, the Governance Committee and the Valuation Committee.

The members of the Audit Committee are Bob R. Baker, James T. Bunch, Edward K. Dunn, Jr. (Chair), Lewis F. Pennock, Dr. Larry Soll, Dr. Prema Mathai-Davis and Ruth H. Quigley (Vice Chair). The Audit Committee is responsible for: (i) the appointment, compensation and oversight of any independent auditors employed by each Fund (including resolution of disagreements between Fund management and the auditor regarding financial reporting) for the purpose of preparing or issuing an audit report or related work; (ii) overseeing the financial reporting process of each Fund; (iii) monitoring the process and the resulting financial statements prepared by Fund management to promote accuracy of financial reporting and asset valuation; and (iv) preapproving permissible non-audit services that are provided to each Fund by its independent auditors. During the fiscal year ended December 31, 2003, the Audit Committee held six meetings.

The members of the Investments Committee are Messers. Baker, Bunch, Dunn, Pennock and Dr. Soll, and Frank S. Bayley, Bruce L. Crockett, Albert R. Dowden (Chair), Jack M. Fields, Carl Frischling, Gerald J. Lewis, Louis S. Sklar and Dr. Mathai-Davis and Miss Quigley. The Investments Committee is

----------

2. For the period from January 1, 2003 through September 30, 2003.

responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters. During the fiscal year ended December 31, 2003, the Investments Committee held four meetings.

The members of the Governance Committee are Messrs. Bayley, Crockett (Chair), Dowden, Fields (Vice Chair), Lewis and Sklar. The Governance Committee is responsible for: (i) considering and nominating individuals to stand for election as disinterested trustees as long as any portfolio relies on certain rules under the 1940 Act; (ii) reviewing from time to time the compensation payable to the disinterested trustees; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the disinterested trustees.

The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and (ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. Notice procedures set forth in the Trust's bylaws require that any shareholder of a Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.

The members of the Valuation Committee are Messrs. Dunn and Pennock (Chair), and Miss Quigley. The Valuation Committee is responsible for: (i) periodically reviewing AIM's Procedures for Valuing Securities ("Procedures"), and making any recommendations to AIM with respect thereto; (ii) reviewing proposed changes to the Procedures recommended by AIM from time to time; (iii) periodically reviewing information provided by AIM regarding industry developments in connection with valuation; (iv) periodically reviewing information from AIM regarding fair value and liquidity determinations made pursuant to the Procedures, and making recommendations to the full Board in connection therewith (whether such information is provided only to the Committee or to the Committee and the full Board simultaneously); and (v) if requested by AIM, assisting AIM's internal valuation committee and/or the full Board in resolving particular valuation anomalies. During the fiscal year ended December 31, 2003, the Valuation Committee held one meeting.

Trustee Ownership of Fund Shares

The dollar range of equity securities beneficially owned by each trustee (i) in the Trust and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex is set forth in Appendix B.

COMPENSATION

Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a trustee, which consists of an annual retainer component and a meeting fee component.

Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2003 is found in Appendix C.

RETIREMENT PLAN FOR TRUSTEES

The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.

Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of (i) ten or
(ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

DEFERRED COMPENSATION AGREEMENTS

Messrs. Daly, Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Trust's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a director of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

Purchases of Class A Shares of the Funds at Net Asset Value

The trustees and other affiliated persons of the Trust may purchase Class A shares of the AIM Funds without paying an initial sales charge. A I M Distributors, Inc. ("AIM Distributors") permits such purchases because there is a reduced sales effort involving in sales to such purchasers, thereby resulting in relatively low expenses of distribution.

CODES OF ETHICS

AIM, the Trust and AIM Distributors have each adopted a Code of Ethics governing, as applicable, personal trading activities of all directors/trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Funds or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by the Fund, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.


PROXY VOTING POLICIES

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Fund's sub-advisor. The investment sub-advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board of Trustees, and which are found in Appendix D.

Any material changes to the proxy policies and procedures will be submitted to the Board of Trustees of the Trust for approval. The Board of Trustees will be supplied with a summary quarterly report of each Fund's proxy voting record.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Information about the ownership of each class of the Funds' shares by beneficial or record owners of the Funds and by trustees and officers as a group is found in Appendix E. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to "control" that Fund.


                             OTHER SERVICE PROVIDERS

CUSTODIAN.

State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds.

The Custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. AIM is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities depositories in a country; the Custodian is responsible for monitoring eligible foreign securities depositories.

Under their contract with the Trust, the Custodian maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

AUDITORS.

The Funds' independent public accountants are responsible for auditing the financial statements of the Funds. The Board of Trustees has selected [Fund's auditors and address], as the independent public accountants to audit the financial statements of the Funds.

Counsel to the Trust. Foley & Lardner, Washington, D.C., has advised the Trust on certain federal securities law matters.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

The sub-advisor has adopted compliance procedures that cover, among other items, brokerage allocation and other trading practices. Unless specifically noted, the Sub-Advisor's procedures do not materially differ from AIM's procedures as set forth below.

BROKERAGE TRANSACTIONS

AIM or the sub-advisor makes decisions to buy and sell securities for each Fund, select broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Brokerage Selection" below.


Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund or account (and may invest in Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

BROKERAGE COMMISSIONS AND UNDERWRITING DISCOUNTS

The aggregate dollar amount of brokerage commissions and underwriting discounts paid by each Fund for the fiscal years outlined in the table below were:

CORE EQUITY FUND

Year Ended December 31, 2003
Year Ended December 31, 2002                                  $     390,043
Year Ended December 31, 2001                                        311,291

DYNAMICS FUND

Year Ended December 31, 2003
Year Ended December 31, 2002                                  $     589,360
Year Ended December 31, 2001                                        402,437

FINANCIAL SERVICES FUND

Year Ended December 31, 2003
Year Ended December 31, 2002                                  $     475,588
Year Ended December 31, 2001                                        739,204

GROWTH FUND

Year Ended December 31, 2003
Year Ended December 31, 2002                                  $      22,792
Year Ended December 31, 2001                                         26,409

HEALTH SCIENCES FUND

Year Ended December 31, 2003
Year Ended December 31, 2002                                  $   1,017,384
Year Ended December 31, 2001                                        759,140

HIGH YIELD FUND

Year Ended December 31, 2003
Year Ended December 31, 2002                                  $     219,081
Year Ended December 31, 2001                                        255,392

LEISURE FUND

Year Ended December 31, 2003
Period Ended December 31, 20021                               $       9,442

SMALL COMPANY GROWTH FUND

Year Ended December 31, 2003
Year Ended December 31, 2002                                  $     235,721
Year Ended December 31, 2001                                        218,861

TECHNOLOGY FUND

Year Ended December 31, 2003
Year Ended December 31, 2002                                  $     796,880
Year Ended December 31, 2001                                      1,104,644

TELECOMMUNICATIONS FUND

Year Ended December 31, 2003
Year Ended December 31, 2002                                  $     346,839
Year Ended December 31, 2001                                        508,782

TOTAL RETURN FUND

Year Ended December 31, 2003
Year Ended December 31, 2002                                  $      93,522
Year Ended December 31, 2001                                         66,779

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1. For the period from May 1, 2002, commencement of investment operations, to December 31, 2002.

UTILITIES FUND

Year Ended December 31, 2003
Year Ended December 31, 2002                                  $     169,221
Year Ended December 31, 2001                                         38,937

BROKERAGE SELECTION

Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which it exercises investment discretion." In addition, the services provided by a broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in any transaction, the Fund may pay a higher price than that available from another broker provided that the difference is justified by other aspects of the portfolio execution services provided.

The Funds are not under any obligation to deal with any broker or group of brokers in the execution of transactions in portfolio securities. Brokers who provide supplemental investment research to AIM may receive orders for transactions by a Fund. Information so received will be in addition to and not in lieu of the services required to be performed by AIM under its agreements with the Fund, and the expenses of AIM will not necessarily be reduced as a result of the receipt of such supplemental information. Certain research services furnished by broker-dealers may be useful to AIM in connection with its services to other advisory clients, including the other mutual funds advised by AIM (collectively with the Funds, the "AIM Funds"). Also, a Fund may pay a higher price for securities or higher commissions in recognition of research services furnished by broker-dealers.

Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information, the providing of custody services, as well as the providing of equipment used to communicate research information and the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by subadvisers to accounts managed or advised by AIM. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Funds and other mutual funds advised by AIM in particular, including sales of the Funds and of the other AIM Funds. In connection with (3) above, the Funds' trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements, consistent with obtaining best execution. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions on precise amounts.

Foreign equity securities held by a Fund in the form of ADRs or EDRs may be listed on stock exchanges, or traded in OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates.

For the fiscal years ended December 31, 2003, 2002, and 2001, brokers providing research services received $__________, $2,767,721 and $2,845,615 in commissions on portfolio transactions effected for the Funds. The aggregate dollar amount of such portfolio transactions was $__________, $1,525,057,902 and $1,570,863,020.
Commissions totaling $___________, $0 and $1,560 were allocated to certain brokers in recognition of their sales of shares of the Funds on portfolio transactions of the Funds effected during the fiscal year ended December 31, 2003.

REGULAR BROKERS OR DEALERS

At December 31, 2003, each Fund held debt and equity securities of its regular brokers or dealers, or their parents, as follows:

                                                            Value of Securities
     Fund            Broker or Dealer                      at December 31, 2003
     ----            ----------------                      --------------------

Core Equity          State Street Bank & Trust

                     Merrill Lynch

                     JP Morgan Chase & Company

                     Bank of America

                     Lehman Brothers Holdings

                     Bank of New York

                                                             Value of Securities
     Fund              Broker or Dealer                     at December 31, 2003
     ----              ----------------                     --------------------

Dynamics               Lehman Brothers Holdings

Financial Services     Bank of America

                       Merrill Lynch

                       State Street Bank & Trust

                       Lehman Brothers Holdings

                       Bank of New York

                       Goldman Sachs Group

                       Morgan Stanley

                       UBS AG

Growth                 State Street Bank & Trust

                       Bank of America

                       JP Morgan Chase & Company

                       Merrill Lynch

                       Goldman Sachs Group

Health Sciences        State Street Bank & Trust

High Yield             None

Leisure                None

Small Company Growth   State Street Bank & Trust                   $3,482,000

Technology             State Street Bank & Trust                   $3,862,000

Telecommunications     State Street Bank & Trust                   $1,172,000

Total Return           State Street Bank & Trust                     $691,000

                       Bank of America                               $292,000

                       Lehman Brothers Holdings                      $282,000

                       Merrill Lynch                                 $247,000

                       JP Morgan Chase & Company                     $121,000

Utilities              State Street Bank & Trust                   $1,969,000

Neither INVESCO nor any affiliate of INVESCO receive any brokerage commissions on portfolio transactions effected on behalf of the Funds, and there is no affiliation between INVESCO or any person affiliated with INVESCO or the Funds and any broker-dealer that executes transactions for the Funds.

ALLOCATION OF PORTFOLIO TRANSACTIONS

AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Often times, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment. This procedure would apply to transactions in both equity and fixed income securities.

ALLOCATION OF INITIAL PUBLIC OFFERING ("IPO") TRANSACTIONS

Certain of the AIM Funds or other accounts managed by AIM may become interested in participating in IPOs. Purchases of IPO's by one AIM Fund or account may also be considered for purchase by one or more other AIM Funds or accounts. It shall be AIM's practice to specifically combine or otherwise bunch indications of interest for IPOs for all AIM Funds and accounts participating in purchase transactions for that IPO, and to allocate such transactions in accordance with the following procedures:

AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including suitability of the investment with the AIM Fund's or account's investment objective, policies and strategies, the liquidity of the AIM Fund or account if such investment is purchased, and whether the portfolio manager intends to hold the security as a long-term investment. The allocation of securities issued in IPOs will be made to eligible AIM Funds and accounts in a manner designed to be fair and equitable for the eligible AIM Funds and accounts, and so that there is equal allocation of IPOs over the longer term. Where multiple funds or accounts are eligible, rotational participation may occur, based on the extent to which an AIM Fund or account has participated in previous IPOs as well as the size of the AIM Fund or account. Each eligible AIM Fund and account will be placed in one of four tiers, depending upon each AIM Fund's or account's asset level. The AIM Funds and accounts in the tier containing funds and accounts with the smallest asset levels will participate first, each receiving a 40 basis point allocation (rounded to the nearest share round lot that approximates 40 basis points) (the "Allocation"), based on that AIM Fund's or account's net assets. This process continues until all of the AIM Funds and accounts in the four tiers receive their Allocations, or until the shares are all allocated. Should securities remain after this process, eligible AIM Funds and accounts will receive their Allocations on a straight pro rata basis. In addition, Incubator Funds, as described in AIM's

Incubator and New Fund Investment Policy, will each be limited to a 40 basis point allocation only. Such allocations will be allocated to the nearest share round lot that approximates 40 basis points.

When any AIM Funds and/or accounts with substantially identical investment objectives and policies participate in IPOs, they will do so in amounts that are substantially proportionate to each other. In these cases, the net assets of the largest participating AIM Fund will be used to determine in which tier, as described in the paragraph above, such group of AIM Funds or accounts will be placed. If no AIM Fund is participating, then the net assets of the largest account will be used to determine tier placement. The price per share of securities purchased in such IPO transactions will be the same for each AIM Fund and account.


                        PURCHASE AND REDEMPTION OF SHARES

The Trust offers the shares of the Funds, on a continuous basis, to both registered and unregistered separate accounts of affiliated and unaffiliated Participating Insurance Companies to fund variable annuity contracts (the "Contracts") and variable life insurance policies ("Policies"). Each separate account contains divisions, each of which corresponds to a Fund in the Trust. Net purchase payments under the Contracts are placed in one or more of the divisions of the relevant separate account and the assets of each division are invested in the shares of the Fund which corresponds to that division. Each separate account purchases and redeems shares of these Funds for its divisions at net asset value without sales or redemption charges. Currently several insurance company separate accounts invest in the Funds.

The Trust, in the future, may offer the shares of its Funds to certain pension and retirement plans ("Plans") qualified under the Internal Revenue Code. The relationships of Plans and Plan participants to the Fund would be subject, in part, to the provisions of the individual plans and applicable law. Accordingly, such relationships could be different from those described in this Prospectus for separate accounts and owners of Contracts and Policies, in such areas, for example, as tax matters and voting privileges.

The Board of Trustees monitors for possible conflicts among separate accounts (and will do so for plans) buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, violation of the federal tax laws by one separate account investing in a fund could cause the contractors or policies funded through another separate account to lose their tax-deferred status, unless remedial actions were taken. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Board of Trustees may require a separate account or Plan to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemptions proceeds to a separate account (or plan) withdrawing because of a conflict.

Calculation of Net Asset Value

The net asset value per share (or share price) of each Series of each of the Funds will be determined as of the close of the customary trading session of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each "business day of the Fund." In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of a Fund share is determined as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of the customary trading session of the NYSE. A "business day of a Fund" is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday,

Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund's net asset value per share is determined by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. The determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles.

Valuation of Investments of All Funds

Among other items, each Fund's liabilities include accrued expenses and dividends payable, and its total assets include portfolio securities valued at their market value as well as income accrued but not received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Trust's officers and in accordance with methods which are specifically authorized by the Board of Trustees of the Trust. Short-term obligations with maturities of 60 days or less are valued at amortized cost as reflecting fair value.

The net asset value per share of each Fund is normally determined daily as of the close of the customary trading session on the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Trust. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of a Fund share is determined as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and options contracts closing prices which are available 15 minutes after the close of trading of the NYSE will generally be used. Net asset value per share is determined by dividing the value of the Fund's securities, cash and other assets (including interest accrued but not collected), less all its liabilities (including accrued expenses and dividends payable), by the total number of shares outstanding. Determination of the Fund's net asset value per share is made in accordance with generally accepted accounting principles.

Each equity security (excluding convertible bonds) held by the Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished based upon quotes furnished by independent pricing services or market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") or absent a NOCP, at the closing bid price on that day; option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt securities (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.

Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees of the Trust. Short-term obligations having 60 days or less to maturity are valued on the basis of amortized cost. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of the customary trading session of the NYSE.

Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as to the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. ADJUSTMENTS TO CLOSING PRICES TO REFLECT FAIR VALUE ON AFFECTED FOREIGN SECURITIES MAY BE PROVIDED BY AN INDEPENDENT PRICING SERVICE. MULTIPLE FACTORS MAY BE CONSIDERED BY THE INDEPENDENT PRICING SERVICE IN DETERMINING ADJUSTMENTS TO REFLECT FAIR VALUE AND MAY INCLUDE INFORMATION RELATING TO SECTOR INDICES, ADRS, DOMESTIC AND FOREIGN INDEX FUTURES, AND EXCHANGE-TRADED FUNDS.

Securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the net asset value per share of a Fund may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.


                                   TAX MATTERS

Each series of shares of each Fund is treated as a separate association taxable as a corporation. Each Fund intends to qualify under the Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company ("RIC") for each taxable year. As a RIC, a Fund will not be subject to federal income tax to the extent it distributes to its shareholders its net investment income and net capital gains.

In order to qualify as a regulated investment company, each Fund must satisfy certain requirements concerning the nature of its income, diversification of its assets and distribution of its income to shareholders. In order to ensure that individuals holding the Contracts whose assets are invested in a Fund will not be subject to federal income tax on distributions made by the Fund prior to the receipt of payments under the Contracts, each Fund intends to comply with additional requirements of Section 817(h) of the Code relating to both diversification of its assets and eligibility of an investor to be its shareholder. Certain of these requirements in the aggregate may limit the ability of a Fund to engage in transactions involving options, futures contracts, forward contracts and foreign currency and related deposits.

The holding of the foreign currencies and investments by a Fund in certain "passive foreign investment companies" may be limited in order to avoid imposition of a tax on such Fund.

Each Fund investing in foreign securities may be subject to foreign withholding taxes on income from its investments. In any year in which more than 50% in value of a Fund's total assets at the close of the taxable year consists of securities of foreign corporations, the Fund may elect to treat any foreign taxes paid by it as if they had been paid by its shareholders. The insurance company segregated asset accounts holding Fund shares should consider the impact of this election.

Holders of Contracts under which assets are invested in the Funds should refer to the prospectus for the Contracts for information regarding the tax aspects of ownership of such Contracts.

Because each Fund intends to qualify under the Code as a RIC for each taxable year, each Fund must, among other things, meet the following requirements: A. Each Fund must generally derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies. B. Each Fund must diversify its holdings so that, at the end of each fiscal quarter or within 30 days thereafter: (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items (including receivables), U.S. Government securities, securities of other RICs, and other securities, with such other securities limited, with respect to any one issuer, to an amount not greater than 5% of the Fund's assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other RICs).

The Code imposes a nondeductible 4% excise tax on a RIC that fails to distribute during each calendar year the sum of 98% of its ordinary income for the calendar year, plus 98% of its capital gain net income for the 12-month period ending on October 31 of the calendar year. The amount which must be distributed is increased by undistributed income and gains from prior years and decreased by certain distributions in prior years. Each Fund intends to make sufficient distributions to avoid imposition of the excise tax. Some Funds meet an exception which results in their not being subject to excise tax.

As a RIC, each Fund will not be subject to federal income tax on its income and gains distributed to shareholders if it distributes at least (i) 90% of its investment company taxable income for the taxable year; and (ii) 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2). Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the distribution requirement.

Each Fund intends to comply with the diversification requirements imposed by
Section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on each Fund by the 1940 Act and Subchapter M of the Code, place certain limitations on (i) the assets of the insurance company separate accounts that may be invested in securities of a single issuer and (ii) eligible investors. Because Section 817(h) and those regulations treat the assets of each Fund as assets of the corresponding division of the insurance company separate accounts, each Fund intends to comply with these diversification requirements. Specifically, the regulations provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of a Fund's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. Government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered the same issuer. The regulations also provide that a Fund's shareholders are limited, generally, to life insurance company separate accounts, general accounts of the same life insurance company, an investment adviser or affiliate in connection with the creation or management of a Fund or the trustee of a qualified pension plan. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items (including receivables), government securities and securities of other RICs. Failure of a Fund to satisfy the Section 817(h) requirements would result in taxation of and treatment of the Contract holders investing in a corresponding division other than as described in the applicable prospectuses of the various insurance company separate accounts.

                           DISTRIBUTION OF SECURITIES

DISTRIBUTION PLAN

The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Series II shares (the "Plan"). Each Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of average daily net assets of Series II shares.

The Plan compensates AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Funds. Such activities include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Plan.

Amounts payable by a Fund under the Plan need not be directly related to the expenses actually incurred by AIM Distributors on behalf of each Fund. The Plan does not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plan. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors at any given time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

AIM Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Series II shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM Distributors and the Fund.

Each Fund may pay a service fee of 0.25% of the average daily net assets of the Series II shares attributable to the customers of selected dealers and financial institutions to such dealers and financial institutions, including AIM Distributors, acting as principal, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Under the terms of a shareholder service agreement, such personal shareholder services include responding to customer inquiries and providing customers with information about their investments. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge.

Under a Shareholder Service Agreement, a Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate specified in each agreement based on the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which such Fund's shares are held.

Selected dealers and other institutions entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another. Under the Plan, certain financial institutions which have entered into service agreements and which sell shares of the Funds on an agency basis, may receive payments from the Funds pursuant to the Plan. AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plan. These payments are an obligation of the Funds and not of AIM Distributors.

Payments pursuant to the Plan are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD").

As required by Rule 12b-1, the Plan and related forms of Shareholder Service Agreements were approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (the "Rule 12b-1 Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plan would benefit each class of the Funds and its respective shareholders.

The anticipated benefits that may result from the Plan with respect to each Fund and/or the classes of each Fund and/or the classes of each Fund and its shareholders include but are not limited to the following: (1) rapid account access; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of each Fund.

Unless terminated earlier in accordance with its terms, the Plan continues from year to year as long as such continuance is specifically approved, in person, at least annually by the Board of Trustees, including a majority of the Rule 12b-1 Trustees. A Plan may be terminated as to any Fund or class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

Any change in the Plan that would increase materially the distribution expenses paid by the class requires shareholder approval; otherwise, the Plan may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

DISTRIBUTOR

The Trust has entered into a master distribution agreement relating to the Funds (the "Distribution Agreement") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of shares of the Funds. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with AIM Distributors. See "Management of the Funds."

The Distribution Agreement provides AIM Distributors with the exclusive right to distribute shares of the Funds on a continuous basis.

The Trust (on behalf of any class of any Fund) or AIM Distributors may terminate the Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.

                         CALCULATION OF PERFORMANCE DATA

Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

Average Annual Total Return Quotation

Certain Funds may use a restated or a blended performance calculation to derive certain performance data shown in this Statement of Additional Information and in the Funds' advertisements and other sales material. If the Funds' Series II shares were not offered to the public during the performance period covered, the performance data shown will be the restated historical performance of the Funds' Series I shares at net asset value, adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. If the Funds' Series II shares were offered to the public only during a portion of the performance period covered, the performance data shown will be the blended returns of the historical performance of the Funds' Series II shares since their inception and the restated historical performance of the Funds' Series I shares (for periods prior to inception of the Series II shares) at net asset value, adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. If the Funds' Series II shares were offered to the public during the entire performance period covered, the performance data shown will be the historical performance of the Funds' Series II shares.

A restated or blended performance calculation may be used to derive the following for all Funds: (i) standardized average annual total returns over one, five and ten years (or since inception if less than ten years) and (ii) non-standardized cumulative total returns over a stated period.

         The standard formula for calculating average annual total return is as follows:

                                         n
                                   P(1+T) =ERV

Where    P   =  a hypothetical initial payment of $1,000;

         T   =  average annual total return (assuming the
                applicable maximum sales load is deducted at the beginning of the 1, 5, or 10 year periods);

         n   =  number of years; and

         ERV = ending redeemable value of a hypothetical $1,000 payment at the end of the 1, 5, or 10 year periods (or fractional portion of such period).

Average annual total returns for each Fund, with respect to its Series I shares for the one-, five-, and since inception periods ended December 31, 2003, was:

Name of Fund                            1 Year        5 Year     Since Inception*

Core Equity Fund                          (%)            %             %
Dynamics Fund                             (%)           (%)           (%)
Financial Services Fund                   (%)             N/A          %
Growth Fund                               (%)           (%)           (%)
Health Sciences Fund                      (%)            %             %
High Yield Fund                           (%)           (%)            %
Leisure Fund(1)                             N/A           N/A         (%)1
Small Company Growth Fund                 (%)            %             %

Technology Fund                           (%)           (%)           (%)
Telecommunications Fund                   (%)             N/A         (%)
Total Return Fund                         (%)           (%)            %
Utilities Fund                            (%)           (%)            %

*Inception dates were as follows:

Core Equity                                       August 10, 1994
Dynamics                                          August 25, 1997
Financial Services                                September 21, 1999
Growth                                            August 25, 1997
Health Sciences                                   May 22, 1997
High Yield                                        May 27, 1994
Leisure Fund                                      May 1, 2002
Small Company Growth                              August 25, 1997
Technology                                        May 21, 1997
Telecommunications                                September 21, 1999
Total Return                                      June 2, 1994
Utilities                                         January 3, 1995

(1) Since inception performance is not annualized.

Yield Quotation

Income calculated for purposes of calculating a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distributions from the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

         The standard formula for calculating yield for each Fund is as follows:

                                                    6
                         YIELD = 2[((a-b)/(c x d)+1) -1]

Where       a   =   dividends and interest earned during a stated 30-day period.
                    For purposes of this calculation, dividends are accrued rather than recorded on the ex-dividend date. Interest earned under this formula must generally be calculated based on the yield to maturity of each obligation (or, if more appropriate, based on yield to call date);

            b   =   expenses accrued during period (net of reimbursements);

            c   =   the average daily number of shares outstanding during the
                    period that were entitled to receive dividends; and

            d   =   the maximum offering price per share on the last day of the period.

We may also advertise Core Equity, High Yield, Total Return, and Utilities Funds' "30-day SEC yield." 30-day SEC yield is based in historical earnings and is not intended to indicate future performance. The 30-day SEC yield of a Fund refers to the income generated by an investment in the Fund over a 30-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that period is assumed to be generated each 30-day period over a 52-week period and is shown as a percentage of the investment.

The 30-day SEC yield for Core Equity, High Yield, Total Return, and Utilities Funds for the 30 days ended December 31, 2003 were ___%, ___%, ___%, and ___%, respectively.

Performance Information

All advertisements of the Funds will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of a Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Further information regarding each Fund's performance is contained in that Fund's annual report to shareholders, which is available upon request and without charge.

From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing that Fund's yield and total return.

Certain Funds may participate in the initial public offering (IPO) market in some market cycles. For a fund with a small asset base, any investment such Funds may make in IPOs may significantly affect these Funds' total returns. As the Funds' assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the Funds' total returns.

The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results.

In conjunction with performance reports, comparative data between a Fund's performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.

In conjunction with performance reports and/or analyses of shareholder services for a Fund, comparative data between that Fund's performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, S&P, Lipper Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service made by independent sources may be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Fund. These sources utilize information compiled (i) internally; (ii) by Lipper Inc.; or (iii) by other recognized analytical services. The Lipper Inc. mutual fund rankings and comparisons which may be used by the Fund in performance reports will be drawn from the following mutual fund groupings, in addition to the broadbased Lipper general fund groupings:

                                                 Lipper Mutual
           Fund                                  Fund Category
           ----                                  -------------


           Core Equity Fund                      Large Cap Core Funds
           Dynamics Fund                         Capital Appreciation Funds
           Financial Services Fund               Financial Services Funds
           Growth Fund                           Growth Funds

           Health Sciences Fund                  Health Biotechnology Funds
           High Yield Fund                       High Current Yield Funds
           Leisure Fund                          Specialty/Miscellaneous Funds
           Small Company Growth Fund             Small Company Growth Funds
           Technology Fund                       Science and Technology Funds
           Telecommunications Fund               Global Funds
           Total Return Fund                     Flexible Portfolio Funds
           Utilities Fund                        Utility Funds

Sources for Fund performance information and articles about the Funds include, but are not limited to, the following:

American Association of Individual Investors' Journal
Arizona Republic
Banxquote
Barron's
Bloomberg News
Boston Globe
Business Week
CNBC
CNN
Chicago Sun-Times
Chicago Tribune
Denver Business Journal
Denver Post
Dow Jones News Wire
Financial Times
Forbes
Fortune
Ibbotson Associates, Inc.
Institutional Investor
Investor's Business Daily
Kiplinger's Personal Finance
Lipper Inc.'s Mutual Fund Performance Analysis
Los Angeles Times
Money Magazine
Morningstar
Mutual Funds Magazine
New York Times
Rocky Mountain News
Smart Money
Time
U.S. News and World Report
USA Today
Wall Street Journal
Wiesenberger Investment Companies Services

                               PENDING LITIGATION

A list of pending civil class action lawsuits that involve one or more AIM or INVESCO Funds, their former and/or current investment adviser and/or certain other related parties and that are related to the claims filed by the SEC and/or the New York Attorney General against these parties is found in Appendix F.

FINANCIAL STATEMENTS

The financial statements for the Funds for the fiscal year ended December 31, 2003, are incorporated herein by reference from the Funds' Annual Reports to Shareholders dated December 31, 2003.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                         MOODY'S LONG-TERM DEBT RATINGS

Moody's corporate ratings areas follows:

Aaa: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

MOODY'S SHORT-TERM PRIME RATING SYSTEM

Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following designations, all judged to be investment grade , to indicate the relative repayment ability of rated issuers.

PRIME-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.

Moody's municipal ratings are as follows:

Moody's U.S. Long-Term Municipal Bond Rating Definitions

Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

AA: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

MOODY'S MIG/VMIG US SHORT-TERM RATINGS

In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels - MIG 1 through MIG 3.

In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS

Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

S&P describes its ratings for corporate and municipal bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

NR: Not Rated.

S&P Dual Ratings

S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

S&P COMMERCIAL PAPER RATINGS

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

S&P SHORT-TERM MUNICIPAL RATINGS

An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

                         FITCH LONG-TERM CREDIT RATINGS

Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term 'AAA' - 'BBB' categories; Short-term 'F1' - 'F3') indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term 'BB'
- 'D'; Short-term 'B' - 'D') either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on 'AAA' rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for 'BBB' rated bonds was 0.35%, and for 'B' rated bonds, 3.0%.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.

Fitch Speculative Grade Bond Ratings

BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.

B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

CC: Default of some kind appears probable.

C: Bonds are in imminent default in payment of interest or principal. DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.

                         FITCH SHORT-TERM CREDIT RATINGS

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Issues assigned this rating are in actual or imminent payment default.

                                   APPENDIX B
                              TRUSTEES AND OFFICERS

                             As of December 31, 2003

The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 89 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

                                    TRUSTEE
                                    AND/OR
    NAME, YEAR OF BIRTH AND         OFFICER                                                                   OTHER DIRECTORSHIP(s)
POSITION(s) HELD WITH THE TRUST     SINCE       PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS                     HELD BY TRUSTEE
-------------------------------     -------     -------------------------------------------                   ---------------------

INTERESTED PERSONS

                                    1993        Director and Chairman, A I M Management Group Inc.            None
Robert H. Graham(1) --  1946                    (financial services holding company); Director and Vice
Trustee, Chairman and President                 Chairman, AMVESCAP PLC and Chairman of AMVESCAP PLC- AIM
                                                Division (parent of AIM and a global investment management firm)

                                                Formerly: President and Chief Executive Officer, A I M
                                                Management Group Inc.; Director, Chairman and President, A
                                                I M Advisors, Inc. (registered investment advisor);
                                                Director and Chairman, A I M Capital Management, Inc.
                                                (registered investment advisor); A I M Distributors, Inc.
                                                (registered broker dealer), AIM Investment Services, Inc.
                                                (registered transfer agent), and Fund Management Company
                                                (registered broker dealer); and Chief Executive Officer,
                                                AMVESCAP PLC - Managed Products

Mark H. Williamson(2) -- 1951       2003        Director, President and Chief Executive Officer, A I M        None
Trustee and Executive Vice                      Management Group Inc. (financial services holding
President                                       company); Director, Chairman and President, A I M
                                                Advisors, Inc. (registered investment advisor); Director,
                                                A I M Capital Management Inc. (registered investment
                                                advisor) and A I M Distributors, Inc. (registered broker
                                                dealer), Director and Chairman, AIM Investment Services,
                                                Inc. (registered transfer agent), and Fund Management
                                                Company (registered broker dealer); and Chief Executive
                                                Officer, AMVESCAP PLC - AIM Division (parent of AIM and a
                                                global investment management firm);

                                                Formerly: Director, Chairman, President and Chief Executive
                                                Officer, INVESCO Funds Group, Inc.; and Chief Executive
                                                Officer, AMVESCAP PLC - Managed Products; Chairman and
                                                Chief Executive Officer of NationsBanc Advisors, Inc.; and
                                                Chairman of NationsBanc Investments, Inc.

-------------

1. Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

2. Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

                                    TRUSTEE
                                    AND/OR
    NAME, YEAR OF BIRTH AND         OFFICER                                                                   OTHER DIRECTORSHIP(s)
POSITION(s) HELD WITH THE TRUST     SINCE       PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS                       HELD BY TRUSTEE
-------------------------------     -------     -------------------------------------------                   ---------------------

INDEPENDENT TRUSTEES

Bob R. Baker(3) - 1936              2004        Consultant                                                 None
Trustee

                                                Formerly: President and Chief Executive Officer, AMC
                                                Cancer Research Center; and Chairman and Chief
                                                Executive Officer, First Columbia Financial Corporation

Frank S. Bayley -- 1939             2001        Of Counsel, law firm of Baker & McKenzie                   Badgley Funds, Inc.
Trustee                                                                                                    (registered investment
                                                                                                           company)

James T. Bunch(3) - 1942            2004        Co-President and Founder, Green, Manning & Bunch   None
Trustee                                         Ltd. (investment banking firm); and Director,
                                                Policy Studies, Inc. and Van Gilder Insurance
                                                Corporation

                                                Formerly: General Counsel and Director, Boettcher & Co.;
                                                and Chairman and Managing Partner, law firm of Davis,
                                                Graham & Stubbs

Bruce L. Crockett -- 1944           1993        Chairman, Crockett Technology Associates                    ACE Limited (insurance
Trustee                                         (technology consulting company)                             company); and Captaris,
                                                                                                            Inc. (unified messaging
                                                                                                            provider)

Albert R. Dowden --  1941           2000        Director, Magellan Insurance Company; Member of             Cortland Trust, Inc.
Trustee                                         Advisory Board of Rotary Power International                (registered investment
                                                (designer, manufacturer, and seller of rotary               company)
                                                power engines); and Director, The Boss Group
                                                (private equity group)

                                                Formerly: Director, President and Chief Executive
                                                Officer, Volvo Group North America, Inc.; Senior Vice
                                                President, AB Volvo and director of various affiliated
                                                Volvo companies

Edward K. Dunn, Jr. -- 1935         1998        Formerly: Chairman, Mercantile Mortgage Corp.;              None
Trustee                                         President and  Chief Operating Officer,
                                                Mercantile-Safe Deposit & Trust Co.; and
                                                President, Mercantile Bankshares Corp.

Jack M. Fields -- 1952              1997        Chief Executive Officer, Twenty First Century               Administaff
Trustee                                         Group, Inc. (government affairs company) and
                                                Texana Timber LP

------------

3. Was elected as a trustee on March 26, 2004.

                                    TRUSTEE
                                    AND/OR
    NAME, YEAR OF BIRTH AND         OFFICER                                                                   OTHER DIRECTORSHIP(s)
POSITION(s) HELD WITH THE TRUST     SINCE       PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS                       HELD BY TRUSTEE
-------------------------------     -------     -------------------------------------------                   ---------------------

Carl Frischling -- 1937             1993        Partner, law firm of Kramer Levin Naftalis and              Cortland Trust, Inc.
Trustee                                         Frankel LLP                                                 (registered investment
                                                                                                            company)

Gerald J. Lewis(3) - 1933           2004        Chairman, Lawsuit Resolution Services (San                  General Chemical Group,
Trustee                                         Diego, California)                                          Inc., Wheelabrator

                                                Formerly: Associate Justice of the California               Technologies, Inc.
                                                Court of Appeals                                            (waste management
                                                                                                            company), Fisher
                                                                                                            Scientific, Inc.,
                                                                                                            Henley Manufacturing,
                                                                                                            Inc. (laboratory
                                                                                                            supplies), and
                                                                                                            California Coastal
                                                                                                            Properties, Inc.

Prema Mathai-Davis -- 1950          1998        Formerly: Chief Executive Officer, YWCA of the             None
Trustee                                         USA

Lewis F. Pennock -- 1942            1993        Partner, law firm of Pennock & Cooper                      None
Trustee

Ruth H. Quigley -- 1935             2001        Retired                                                    None
Trustee

Louis S. Sklar -- 1939              1993        Executive Vice President, Development and                  None
Trustee                                         Operations, Hines Interests Limited Partnership
                                                (real estate development company)

Larry Soll, Ph.D.(3) - 1942         2004        Retired                                                    Synergen Inc.
Trustee                                                                                                    (biotechnology company)
                                                                                                           and Isis
                                                                                                           Pharmaceuticals, Inc.

------------

3. Was elected as a trustee on March 26, 2004.

                                    TRUSTEE
                                    AND/OR
    NAME, YEAR OF BIRTH AND         OFFICER                                                                   OTHER DIRECTORSHIP(s)
POSITION(s) HELD WITH THE TRUST     SINCE       PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS                       HELD BY TRUSTEE
-------------------------------     -------     -------------------------------------------                   ---------------------

OTHER OFFICERS

Kevin M. Carome -- 1956             2003        Director, Senior Vice President, Secretary and                 N/A
Senior Vice President                           General Counsel, A I M Management Group Inc.
                                                (financial services holding company) and A I M
                                                Advisors, Inc.; Vice President, A I M Capital
                                                Management, Inc., A I M Distributors, Inc. and AIM
                                                Investment Services, Inc.; and Director, Vice President
                                                and General Counsel, Fund Management Company Formerly:
                                                Senior Vice President and General Counsel, Liberty
                                                Financial Companies, Inc.; and Senior Vice President
                                                and General Counsel, Liberty Funds Group, LLC

Robert G. Alley -- 1948             1993        Managing Director and Chief Fixed Income                       N/A
Vice President                                  Officer, A I M Capital Management, Inc.; and
                                                Vice President, A I M Advisors, Inc.


                                    1993        Managing Director and Chief Research Officer -                 N/A
Stuart W. Coco -- 1955                          Fixed Income, A I M Capital Management, Inc.;
Vice President                                  and Vice President, A I M Advisors, Inc.

Melville B. Cox -- 1943             1993        Vice President and Chief Compliance Officer,                   N/A
Vice President                                  A I M Advisors, Inc. and A I M Capital Management,
                                                Inc.; and Vice President, AIM Investment
                                                Services, Inc.

Karen Dunn Kelley -- 1960           1993        Managing Director and Chief Cash Management                    N/A
Vice President                                  Officer, A I M Capital Management, Inc.;
                                                Director and President, Fund Management Company;
                                                and Vice President, A I M Advisors, Inc.

Edgar M. Larsen -- 1940             1999        Vice President, A I M Advisors, Inc.; and                      N/A
Vice President                                  President, Chief Executive Officer and Chief
                                                Investment Officer, A I M Capital Management,
                                                Inc.

Sidney M. Dilgren - 1961            2004        Vice President and Fund Treasurer, A I M                       N/A
Vice President and Treasurer                    Advisors, Inc.; Vice President, A I M
                                                Distributors, Inc.
                                                Formerly:  Senior Vice President, AIM Investment
                                                Services, Inc.

                        TRUSTEE OWNERSHIP OF FUND SHARES
                             AS OF DECEMBER 31, 2003


                                                AGGREGATE DOLLAR RANGE OF EQUITY
                                                  SECURITIES IN ALL REGISTERED
                    DOLLAR RANGE OF EQUITY      INVESTMENT COMPANIES OVERSEEN BY
  NAME OF TRUSTEE   SECURITIES PER FUND(1)    TRUSTEE IN THE AIM FAMILY OF FUNDS(R)
  ---------------   ----------------------    -------------------------------------

Robert H. Graham            -0-                          Over $100,000

Mark H. Williamson          -0-                        $10,001 - $50,000

Bob R. Baker3

Frank S. Bayley             -0-                        $10,001 - $50,000

James T. Bunch3

Bruce L. Crockett           -0-                          $1 - $10,000

Albert R. Dowden            -0-                       $50,001 - $100,000

Edward K. Dunn, Jr.         -0-                        Over $100,000(2)

Jack M. Fields              -0-                        Over $100,000(2)

Carl Frischling             -0-                        Over $100,000(2)

Gerald J. Lewis3

Prema Mathai-Davis          -0-                        Over $100,000(2)

Lewis F. Pennock            -0-                       $50,001 - $100,000

Ruth H. Quigley             -0-                          $1 - $10,000

Louis S. Sklar              -0-                        Over $100,000(2)

Larry Soll3

[(1) During the above period, no Trustee had any equity securities in the Funds.]

(2) Includes the total amount of compensation deferred by the trustee at his or her election. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

(3)  Was elected as a trustee on March 26, 2004.

                                   APPENDIX C

                           TRUSTEE COMPENSATION TABLE

         Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2003:

                                              RETIREMENT
                                               BENEFITS         ESTIMATED             TOTAL
                                              ACCRUED        ANNUAL BENEFITS     COMPENSATION
                            AGGREGATE          BY ALL      UPON RETIREMENT        FROM ALL AIM
                          COMPENSATION      AIM FUNDS AND    FROM AIM FUNDS    FUNDS AND INVESCO
                            FROM THE           INVESCO        AND INVESCO        FUNDS PAID TO
      TRUSTEE               TRUST(1)          Funds(2)          FUNDS(3)          TRUSTEES (4)
      -------             ------------      -------------  -----------------   ----------------

Bob R. Baker(5)           $                 $              $                   $

Frank S. Bayley                                                    90,000            150,000

James T. Bunch(5)

Bruce L. Crockett                                                  90,000            149,000

Albert R. Dowden                                                   90,000            150,000

Edward K. Dunn, Jr.                                                90,000            149,000

Jack M. Fields                                                     90,000            153,000

Carl Frischling(6)                                                 90,000            150,000

Gerald J. Lewis(5)

Prema Mathai-Davis                                                 90,000            150,000

Lewis F. Pennock                                                   90,000            154,000

Ruth H. Quigley                                                    90,000            153,000

Louis S. Sklar                                                     90,000            153,000

Larry Soll(5)

(1) Amounts shown are based on the fiscal year ended December 31, 2003. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended December 31, 2003, including earnings, was $________.

(2) During the fiscal year ended December 31, 2003, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $__________.

(3) These amounts represent the estimated annual benefits payable by the AIM Funds and INVESCO Funds upon the trustees' retirement, calculated using the then current method of allocating trustee compensation among the Funds. These estimated benefits assume retirement at age 65 for the AIM Funds and at age 72 for the INVESCO Funds. Amounts shown assume each trustee serves until his or her normal retirement date and has five years of service.

(4) On November 25, 2003, the AIM Funds and the INVESCO Funds became one Fund complex. As of November 25, 2003, there are 19 registered investment companies advised by AIM in such complex.

(5) Messrs. Baker, Bunch, Lewis and Dr. Soll were elected as trustees of the Trust on March 26, 2004 and therefore received no compensation from the Trust during the fiscal year ended December 31, 2003.

(6) During the fiscal year ended December 31, 2003 the Trust paid $__________ in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.

                                   APPENDIX D

                              PROXY VOTING POLICIES

                                 GENERAL POLICY

INVESCO Institutional (NA), Inc. and its wholly-owned subsidiaries, and INVESCO Global Asset Management (N.A.), Inc. ("IGAM") each has responsibility for making investment decisions that are in the best interest of its clients. As part of the investment management services it provides to clients, INVESCO may be authorized by clients to vote proxies appurtenant to the shares for which the clients are beneficial owners.

As a fiduciary, IGAM believes that it has a duty to manage clients' assets solely in the best interest of the clients and that the ability to vote proxies is a client asset. Accordingly, IGAM has a duty to vote proxies in a manner in which it believes will add value to the client's investment.

IGAM is regulated by various state and federal laws, such as the Investment Advisers Act of 1940, the Investment Company Act of 1940, and the Employee Retirement Income Security Act of 1974 ("ERISA"). Because there may be different proxy voting standards for ERISA and non-ERISA clients, IGAM's policy is to apply the proxy voting policies and procedures described herein to all of its clients. Any discussion herein which refers to an ERISA or non-ERISA situation is used for reference only.

IGAM may amend its proxy policies and procedures from time to time without prior notice to its clients.

BACKGROUND

ERISA fiduciary standards relating to proxy voting have not been interpreted until more recent times.

Due to the large number of mergers and acquisitions in the 1980s and the growing importance of institutional investors in the equity markets, the Department of Labor ("DOL"), which enforces fiduciary standards for ERISA plan sponsors and managers, took the position that the right to vote shares of stock owned by a pension plan is, in itself, an asset of the plan. Thus, the "Wall Street Rule" of "vote with management (or abstain from voting) or sell the stock" was under scrutiny.

In 1988, the DOL stated, in the "Avon Letter", that the fiduciary act of managing plan assets that are shares of corporate stock includes the voting of proxies appurtenant to those shares of stock. Accordingly, where the authority to manage plan assets has been delegated to an investment manager pursuant to ERISA, no person other than the investment manager has authority to vote proxies appurtenant to such plan assets, except to the extent the named fiduciary has reserved to itself the right to direct a plan trustee regarding the voting of proxies.

In 1990, in the "Monks Letter", the DOL stated that an ERISA violation would occur if the investment manager is explicitly or implicitly assigned the authority to vote proxies appurtenant to certain plan-owned stock and the named fiduciary, trustee or any person other than the investment manager makes the decision on how to vote the same proxies. Thus, according to the DOL, if the investment management contract expressly provides that the investment manager is not required to vote proxies, but does not expressly preclude the investment manager from voting the relevant proxies, the investment manager would have the exclusive fiduciary responsibility for voting the proxies. In contrast, the DOL pointed out that if either the plan document or the investment management contract expressly precludes the investment manager from voting proxies, the responsibility for voting proxies lies exclusively with the trustee.

In 1994, in its Interpretive Bulletin 94-2 ("94-2"), the DOL reiterated and supplemented the Avon and Monks Letters. In addition, 94-2 extended the principles put forth in the Avon and Monks Letters to voting of proxies on shares of foreign corporations. However, the DOL recognized that the cost of exercising a vote on a particular proxy proposal could exceed any benefit that the plan could expect to gain in voting on the proposal. Therefore, the plan fiduciary had to weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision with respect to whether voting a given proxy proposal is prudent and solely in the interest of the plan's participants and beneficiaries.

In January 2003, the Securities and Exchange Commission ("SEC") adopted regulations regarding Proxy Voting by investment advisers (SEC Release No. IA-2106). These regulations required investment advisers to (1) adopt written proxy voting policies and procedures which describe how the adviser addresses material conflicts between its interests and those of its clients with respect to proxy voting and which also addresses how the adviser resolves those conflicts in the bet interest of clients; (2) disclose to clients how they can obtain information from the adviser on how the adviser voted the proxies; and
(3) describe to clients its proxy voting policies and procedure to clients and, upon request, furnish a copy of them to clients.

PROXY VOTING POLICY

Consistent with the fiduciary standards discussed above, IGAM will vote proxies unless either the named fiduciary (e.g., the plan sponsor) retains in writing the right to direct the plan trustee or a third party to vote proxies or IGAM determines that any benefit the client might gain from voting a proxy would be outweighed by the costs associated therewith (i.e., foreign proxies). In voting such proxies, IGAM will act prudently, taking into consideration those factors that may affect the value of the security and will vote such proxies in a manner in which, in its opinion, is in the best interests of clients.

PROXY COMMITTEE

The IGAM Proxy Committee will establish guidelines and procedures for voting proxies and will periodically review records on how proxies were voted.

The Proxy Committee will consist of certain of IGAM's equity investment professionals and non-equity investment professionals.

PROXY MANAGER

The Proxy Committee will appoint a Proxy Manager and/or hire a third-party Proxy Agent to analyze proxies, act as a liaison to the Proxy Committee and manage the proxy voting process, which process includes the voting of proxies and the maintenance of appropriate records.

The Proxy Manager will exercise discretion to vote proxies within the guidelines established by the Proxy Committee. The Proxy Manager will consult with the Proxy Committee in determining how to vote proxies for issues not specifically covered by the proxy voting guidelines adopted by the Proxy Committee or in situations where the Proxy Manager or members of the Committee determine that consultation is prudent.

CONFLICTS OF INTEREST

In effecting our policy of voting proxies in the best interests of our clients, there may be occasions where the voting of such proxies may present an actual or perceived conflict of interest between IGAM, as the investment manager, and clients.

Some of these potential conflicts of interest situations include, but are not limited to, (1) where IGAM (or an affiliate) manage assets, administer employee benefit plans, or provides other financial services or products to companies whose management is soliciting proxies and failure to vote proxies in favor of the management of such a company may harm our (or an affiliate's) relationship with the company; (2) where IGAM (or an affiliate) may have a business relationship, not with the company, but with a proponent of a proxy proposal and where IGAM (or an affiliate) may manage assets for the proponent; or (3) where IGAM (or an affiliate) or any member of the Proxy Committee may have personal or business relationships with participants in proxy contests, corporate directors or candidates for corporate directorships, or where IGAM (or an affiliate) or any member of the Proxy Committee may have a personal interest in the outcome of a particular matter before shareholders.

In order to avoid even the appearance of impropriety, in the event that IGAM (or an affiliate) manages assets for a company, its pension plan, or related entity or where any member of the Proxy Committee has a personal conflict of interest, and where we have invested clients' funds in that company's shares, the Proxy Committee will not take into consideration this relationship and will vote proxies in that company solely in the best interest of all of our clients.

In addition, members of the Proxy Committee must notify IGAM's Chief Compliance Officer, with impunity and without fear of retribution or retaliation, of any direct, indirect or perceived improper influence made by anyone within IGAM or by an affiliated company's representatives with regard to how IGAM should vote proxies. The Chief Compliance Officer will investigate the allegations and will report his or her findings the IGAM Management Committee. In the event that it is determined that improper influence was made, the Management Committee will determine the appropriate action to take which may include, but is not limited to, (1) notifying the affiliated company's Chief Executive Officer, its Management Committee or Board of Directors, (2) taking remedial action, if necessary, to correct the result of any improper influence where the clients have been harmed, or (3) notifying the appropriate regulatory agencies of the improper influence and to fully cooperate with these regulatory agencies as required. In all cases, the Proxy Committee shall not take into consideration the improper influence in determining how to vote proxies and will vote proxies solely in the best interest of clients.

Furthermore, members of the Proxy Committee must advise IGAM's Chief Compliance Officer and fellow Committee members of any actual or potential conflicts of interest he or she may have with regard to how proxies are to be voted regarding certain companies (e.g., personal security ownership in a company, or personal or business relationships with participants in proxy contests, corporate directors or candidates for corporate directorships). After reviewing such conflict, upon advice from the Chief Compliance Officer, the Committee may require such Committee member to recuse himself or herself from participating in the discussions regarding the proxy vote item and from casting a vote regarding how IGAM should vote such proxy.

PROXY VOTING PROCEDURES

The Proxy Manager will:

     o    Vote proxies;

     o Take reasonable steps to reconcile proxies received by IGAM and/or a third-party Proxy Agent who administers the vote with shares held in the accounts;

     o Document the vote and rationale for each proxy voted (routine matters are considered to be documented if a proxy is voted in accordance with the Proxy Voting Guidelines established by the Proxy Committee);

     o If requested, provide to clients a report of the proxies voted on their behalf.

PROXY VOTING GUIDELINES

The Proxy Committee has adopted the following guidelines in voting proxies:

I.       CORPORATE GOVERNANCE

         IGAM will evaluate each proposal separately. However, IGAM will generally vote FOR a management sponsored proposal unless it believes that adoption of the proposal may have a negative impact on the economic interests of shareholders.

         IGAM will generally vote FOR

               o    Annual election of directors

               o    Appointment of auditors

               o Indemnification of management or directors or both against negligent or unreasonable action

               o    Confidentiality of voting

               o    Equal access to proxy statements

               o    Cumulative voting

               o    Declassification of Boards

               o    Majority of Independent Directors

         IGAM will generally vote AGAINST

               o Removal of directors from office only for cause or by a supermajority vote

               o    "Sweeteners" to attract support for proposals

               o    Unequal voting rights proposals ("superstock")

               o    Staggered or classified election of directors

               o Limitation of shareholder rights to remove directors, amend by-laws, call special meetings, nominate directors, or other actions to limit or abolish shareholder rights to act independently such as acting by written consent

               o    Proposals to vote unmarked proxies in favor of management

               o    Proposals to eliminate existing pre-emptive rights

II.      TAKEOVER DEFENSE AND RELATED ACTIONS

         IGAM will evaluate each proposal separately. Generally, IGAM will vote FOR a management sponsored anti-takeover proposal which (1) enhances management's bargaining position and (2) when combined with other anti-takeover provisions, including state takeover laws, does not discourage serious offers. IGAM believes that generally four or more anti-takeover measures, which can only be repealed by a super-majority vote, are considered sufficient to discourage serious offers and therefore should be voted AGAINST.

         IGAM will generally vote FOR

               o    Fair price provisions

               o Certain increases in authorized shares and/or creation of new classes of common or preferred stock

               o    Proposals to eliminate greenmail provisions

               o    Proposals to eliminate poison pill provisions

               o Proposals to re-evaluate or eliminate in-place "shark repellents"

         IGAM will generally vote AGAINST

               o Proposals authorizing the company's board of directors to adopt, amend or repeal by-laws without shareholders' approval

               o Proposals authorizing the company's management or board of directors to buy back shares at premium prices without shareholders' approval

III.     COMPENSATION PLANS

         IGAM will evaluate each proposal separately. IGAM believes that in order for companies to recruit, promote and retain competent personnel, companies must provide appropriate and competitive compensation plans. IGAM will generally vote FOR management sponsored compensation plans, which are reasonable, industry competitive and not unduly burdensome to the company in order for the company to recruit, promote and retain competent personnel.

         IGAM will generally vote FOR

               o    Stock option plans and/or stock appreciation right plans

               o Profit incentive plans provided the option is priced at 100% fair market value

               o Extension of stock option grants to non-employee directors in lieu of their cash compensation provided the option is priced at or about the then fair market value

               o    Profit sharing, thrift or similar savings plans

          IGAM will generally vote AGAINST

               o Stock option plans that permit issuance of loans to management or selected employees with authority to sell stock purchased by the loan without immediate repayment, or that are overly generous (below market price or with appreciation rights paying the difference between option price and the stock, or permit pyramiding or the directors to lower the purchase price of outstanding options without a simultaneous and proportionate reduction in the number of shares available)

               o Incentive plans which become effective in the event of hostile takeovers or mergers (golden and tin parachutes)

               o Proposals creating an unusually favorable compensation structure in advance of a sale of the company

               o Proposals that fail to link executive compensation to management performance

               o Acceleration of stock options/awards if the majority of the board of directors changes within a two year period

               o Grant of stock options to non-employee directors in lieu of their cash compensation at a price below 100% fair market value

               o Adoption of a stock purchase plan at less than 85% of fair market value

IV.      CAPITAL STRUCTURE, CLASSES OF STOCK AND RECAPITALIZATION

         IGAM will evaluate each proposal separately. IGAM recognizes that from time to time companies must reorganize their capital structure in order to avail themselves of access to the capital markets and in order to restructure their financial position in order to raise capital and to be better capitalized. Generally, IGAM will vote FOR such management sponsored reorganization proposals if such proposals will help the company gain better access to the capital markets and to attain a better financial position. IGAM will generally vote AGAINST such proposals that appear to entrench management and do not provide shareholders with economic value.

         IGAM will generally vote FOR

               o Proposals to reincorporate or reorganize into a holding company

               o Authorization of additional common or preferred shares to accommodate a stock split or other business purposes not related to anti-takeover measures as long as the increase is not excessive and a valid need has been proven

         IGAM will generally vote AGAINST

               o Proposals designed to discourage mergers and acquisitions in advance

               o Proposals to change state of incorporation to a state less favorable to shareholders' interests

               o Reincorporating in another state to implement anti-takeover measures

V.       SOCIAL RESPONSIBILITY

         IGAM will evaluate each proposal separately. IGAM believes that a corporation, if it is in a solid financial position and can afford to do so, has an obligation to return certain largesse to the communities in which it operates. IGAM believes that the primary mission of a company is to be profitable. However, where a company has proven that it is able to sustain a level of profitability and the market price of the company's shares reflect an appropriate economic value for such shares, IGAM will generally vote FOR certain social responsibility initiatives. IGAM will generally vote AGAINST proposed social responsibility initiatives if it believes that the company already has adequate policies and procedures in place and it should focus its efforts on enhancing shareholder value where the assets and resources involved could be put to better use in obtaining profits.

         IGAM will generally vote FOR

               o    International Labor Organization Principles

               o Resolutions seeking Basic Labor Protections and Equal Employment Opportunity

               o    Expanding EEO/Social Responsibility Reporting

                                 RECORD KEEPING

         The Proxy Manager will take necessary steps to retain proxy voting records for the period of time as required by regulations.

                                  PROXY VOTING

The Boards of Trustees of the IGAM and AIM Mutual Funds have expressly delegated to the Advisors the responsibility to vote proxies related to the securities held in the Funds' portfolios. Under this authority, the Advisor is required by the Boards of Trustees to act solely in the interests of shareholders of the Funds. Other clients of the Advisors who have delegated proxy voting authority to the Advisor similarly require that proxy votes be cast in the best interests of the client.

On behalf of the Funds and its other clients, the Advisor acquires and holds a company's securities in the portfolios it manages in the expectation that they will be a good investment and appreciate in value. As such, the Advisor votes proxies with a focus on the investment implications of each matter upon which a vote is solicited.

A copy of the description of the Funds' proxy voting policy and procedures, as administered by the Advisor, is available without charge by calling 1-800-525-8085. It is also available on the website of the Securities and Exchange Commission, at www.sec.gov.

PROXY VOTING ADMINISTRATION - The Advisor's proxy review and voting process, which has been in place for many years, meets the Advisor's obligations to all of its clients, including the Funds.

To discharge its responsibilities to the Funds, the Advisor has established a Proxy Committee that establishes guidelines and generally oversees the proxy voting process. The Committee consists of the Advisor's General Counsel, its Chief Investment Officer, its Vice President of Investment Operations and the Advisor's Proxy Administrator. In addition to the Advisor's knowledge of its portfolio companies, the Committee relies upon independent research provided by third parties in fulfilling its responsibilities.

The Advisor, in turn, has engaged a third party, Institutional Shareholder Services ("ISS"), to act as its agent for the administrative and ministerial aspects of proxy voting of portfolio securities, as well as to provide independent research. ISS votes proxies for the Funds on routine matters in accordance with guidelines established by the Advisor and the Funds. These guidelines are reviewed periodically by the Proxy Committee and the Funds' Boards of Trustees; accordingly, they are subject to change. Although it occurs infrequently, the guidelines may be overridden by the Advisor in any particular vote, depending upon specific factual circumstances. ISS also serves as the proxy voting record keeper for the Advisor.

Issues that are not covered by the Advisor's proxy voting guidelines, or that are determined by the Advisor on a case-by-case basis, are referred to the Advisor's Chief Investment Officer, who has been granted the ultimate authority and responsibility by the Proxy Committee and the Funds' Boards of Trustees to decide how the proxies shall be voted on these issues. The Advisor's Chief Investment Officer, through the Proxy Administrator, is responsible for notifying ISS how to vote on these issues.

GUIDELINES AND POLICIES -- Overview -- As part of its investment process, the Advisor examines the management of all portfolio companies. The ability and judgment of management is, in the Advisor's opinion, critical to the investment success of any portfolio company. The Advisor generally will not hold securities of companies whose management it questions, and accords substantial weight to management opinions. Not surprisingly, the Advisor casts most of its proxy votes, particularly on routine matters, in accordance with portfolio company management recommendations.

At the same time, when the Advisor believes that the position of the management of a portfolio company may not be in the best interests of shareholders, the Committee or an individual portfolio manager can vote against the management recommendation. In certain cases, the Advisor consistently will vote against management in furtherance of established guidelines on specific matters.

As a general rule, the Advisor votes against any proposals which would reduce the rights or options of shareholders, reduce shareholder influence over the board of trustees and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. In addition, absent specific prior authorization from the Advisor's General Counsel, the Advisor does not:

               o Engage in conduct that involves an attempt to change or influence the control of a portfolio company.

               o    Announce its voting intentions and the reasons therefor.

               o Participate in a proxy solicitation or otherwise seek proxy-voting authority from any other portfolio company shareholder.

               o Act in concert with other portfolio company shareholders in connection with any proxy issue or other activity involving the control or management of a portfolio company.

Although the Advisor reserves the right to vote proxy issues on behalf of the Funds on a case-by-case basis if facts and circumstances so warrant, it will usually vote on issues in the manner described below.

Routine Matters - the Advisor generally votes in favor of ratification of accountants, changing corporate names and similar matters. It generally withholds voting authority on unspecified "other matters" that may be listed on a proxy card.

Boards of Trustees - The Advisor generally votes for management's slate of trustee nominees. However, it votes against incumbent nominees with poor attendance records, or who have otherwise acted in a manner the Advisor believes is not in the best interests of shareholders.

The Advisor generally opposes attempts to classify boards of directors to eliminate cumulative voting.

Compensation - The Advisor believes that it is important that a company's equity based compensation plan is aligned with the interests of shareholders, including the Funds and its other clients. Many compensation plans are examined on a case-by-case basis by the Advisor, and the Advisor generally opposes packages that it believes provide excessive awards or create excessive shareholder dilution. The Advisor usually opposes proposals to reprice options because the underlying stock has fallen in value.

Anti-takeover and Similar Corporate Governance Issues - The Advisor generally opposes poison pills, unequal voting rights plans, provisions requiring supermajority approval of a merger and other matters that are designed to limit the ability of shareholders to approve merger transactions. The Advisor generally votes in favor of increases in authorized shares.

Social Issues - The Advisor believes that it is management's responsibility to handle such issues, and generally votes with management on these types of issues, or abstains. The Advisor will oppose issues that it believes will be a detriment to the investment performance of a portfolio company.

CONFLICTS OF INTEREST -- Historically, the Advisor has not had situations in which the interests of its Fund shareholders or other clients are at variance with the Advisor's own interests. In routine matters, the Advisor votes proxies in accordance with established guidelines, and the opportunity for conflict simply does not arise.

In matters that the Advisor examines on a case-by-case basis, or where parties may seek to influence the Advisor's vote (for example, a merger proposal), or in any instance where the Advisor believes there may be an actual or perceived conflict of interest, the Advisor votes the proxy in what it believes to be in the best investment interests of its Fund shareholders and other clients. In such matters, the Advisor's Chief Investment Officer makes the decision, which is reviewed by the Advisor's General Counsel.

Matters in which the Advisor votes against its established guidelines, or matters in which the Advisor believes there may be an actual or perceived conflict of interest, together with matters in which the Advisor votes against management recommendations, are reported to the Funds' Boards of Trustees on a quarterly basis, together with the reasons for such votes.

                                   APPENDIX E

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

         A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

All information listed below is as of ________________, 2004.

AIM V.I. AGGRESSIVE GROWTH FUND

                                                   SERIES I       SERIES II
                                                    SHARES         SHARES
                                                 ------------   -------------
                                                  PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                                OWNED OF        OWNED OF
PRINCIPAL HOLDER                                    RECORD          RECORD
-------------------                              ------------   -------------

ALLMERICA FINANCIAL LIFE INS & ANNUITY
COMPANY                                                %*             N/A
AATTN: LYNNE MCENTEGART SEP ACCT
440 LINCOLN STREET
MAILSTOP S-310
WORCESTER MA  01653-0000

GLENBROOK LIFE & ANNUITY CO
PROPRIETARY ACCOUNT
P.O. BOX 94200                                         %             N/A
PALATINE IL  60094-4200

GLENBROOK LIFE & ANNUITY
300 N. MILWAUKEE AVENUE STE AN2N                      N/A             %
VERNON HILLS IL   60061-1553

HARTFORD LIFE AND ANNUITY
SEPARATE ACCOUNT
ATTN  DAVE TEN BROECK                                  %             N/A
P.O. BOX 2999
HARTFORD CT  06104-2999

MINNESOTA LIFE INSURANCE CO.
ATTN  A6-5216                                         N/A             %
400 ROBERT ST N
ST PAUL MN  55101-2015

----------

* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. AGGRESSIVE GROWTH FUND

                                                   SERIES I       SERIES II
                                                    SHARES         SHARES
                                                 ------------   -------------
                                                  PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                                OWNED OF        OWNED OF
PRINCIPAL HOLDER                                    RECORD          RECORD
-------------------                              ------------   -------------
PAUL IANNELLI
3900 BURGESS PLACE                                   N/A               %
EQUITY ACCPUNTING 3-S
BETHLEHEM PA  18017-9097

SAFECO LIFE INSURANCE COMPANY
ATTN MICHAEL ZHANG                                    %               N/A
4854 154TH PLACE NE
REDMOND WA  98052-9664

AIM V.I. BALANCED FUND

                                                   SERIES I       SERIES II
                                                    SHARES         SHARES
                                                 ------------   -------------
                                                  PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                                OWNED OF        OWNED OF
PRINCIPAL HOLDER                                    RECORD          RECORD
-------------------                              ------------   -------------

ALLSTATE LIFE INS CO OF NEW YORK                      %              N/A
NY PROPRIETARY
P.O. BOX 94200
PALATINE IL  60094-4200

ALLSTATE LIFE OF NEW YORK
3100 SANDERS ROAD                                   N/A                %
NORTHBROOK IL  60062-7155

GLENBROOK LIFE & ANNUITY CO
PROPRIETARY ACCOUNT                                  %*              N/A
P.O. BOX 94200
PALATINE IL  60094-4200

GLENBROOK LIFE & ANNUITY CO
VA1 AND SPVL ACCOUNT                                 %               N/A
P.O. BOX 94200
PALATINE IL  60094-4200

GLENBROOK LIFE & ANNUITY
300 N. MILWAUKEE AVENUE STE AN2N                     N/A               %
VERNON HILLS IL  60061-1533

MINNESOTA LIFE INSURANCE CO
ATTN A6-5216                                         N/A               %
400 ROBERT ST N
ST PAUL MN  55101-2015

----------

* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. BALANCED FUND

                                                   SERIES I       SERIES II
                                                    SHARES         SHARES
                                                 ------------   -------------
                                                  PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                                OWNED OF        OWNED OF
PRINCIPAL HOLDER                                    RECORD          RECORD
-------------------                              ------------   -------------

TRANSAMERICA LIFE INSURANCE CO
ATTN FMD ACCTG MS 4410                                N/A               %
4333 EDGEWOOD RD NE
CEDAR RAPIDS IOWA 52499

UNION CENTRAL LIFE INSURANCE
FBO VARIABLE UNIVERSAL LIFE
ATTN ROBERTA UJVARY                                    %               N/A
PO BOX 40888
CINCINNATI OH  45240-0000

AIM V.I. BASIC VALUE FUND

                                                   SERIES I       SERIES II
                                                    SHARES         SHARES
                                                 ------------   -------------
                                                  PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                                OWNED OF        OWNED OF
PRINCIPAL HOLDER                                    RECORD          RECORD
-------------------                              ------------   -------------

ALLMERICA FINANCIAL LIFE INS & ANNUITY
COMPANY                                               N/A              %
ATTN:  LYNNE MCENTEGART SEP ACCOUNT
LINCOLN STSREET
MAILSTOP S-310
WORCESTER MA  01653-0001

GLENBROOK LIFE & ANNUITY CO
PROPRIETARY ACCOUNT                                    %              N/A
P.O. BOX 94200
PALATINE IL  60094-4200

HARTFORD LIFE AND ANNUITY
SEPARATE ACCOUNT
ATTN DAVE TEN BROECK                                   %*             N/A
PO BOX 2999
HARTFORD CT  06104-2999

HARTFORD LIFE SEPARATE ACCOUNT
ATTN DAVE TEN BROECK                                   %              N/A
PO BOX 2999
HARTFORD CT  06104-2999

NATIONWIDE INSURANCE COMPANY NWVA7
C/O IPO PORTFOLIO ACCOUNTING                           N/A             %
PO BOX 182029
COLUMBUS OH  43218-2029

----------

* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. BASIC VALUE FUND

                                                   SERIES I       SERIES II
                                                    SHARES         SHARES
                                                 ------------   -------------
                                                  PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                                OWNED OF        OWNED OF
PRINCIPAL HOLDER                                    RECORD          RECORD
-------------------                              ------------   -------------

TRANSAMERICA LIFE INSURANCE CO
LANDMARK
ATTN  FMD OPERATIONAL ACCOUNTING                      N/A             %
4333 EDGEWOOD RD NE
CEDAR RAPIDS IA  52499-0001

TRANSAMERICA LIFE INSURANCE CO
EXTRA
ATTN  FMD OPERATIONAL ACCOUNTING                      N/A             %
4333 EDGEWOOD DR NE
CEDAR RAPIDS IA  52499-0001

AIM V.I. BLUE CHIP FUND

                                                   SERIES I       SERIES II
                                                    SHARES         SHARES
                                                 ------------   -------------
                                                  PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                                OWNED OF        OWNED OF
PRINCIPAL HOLDER                                    RECORD          RECORD
-------------------                              ------------   -------------

ALLMERICA FINANCIAL LIFE INS & ANNUITY
COMPANY                                               %*             N/A
ATTN: LYNNE MCENTEGART SEP ACCOUNT
440 LINCOLN STREET
MAILSTOP S-310
WORCESTER MA  01653-0000

ALLSTATE LIFE OF NEW YORK
3100 SANDERS  ROAD                                    %               %
NORTHBROOK IL  60061-7155

ALLSTATE LIFE INS CO OF NEW YORK
NY PROPRIETARY                                        %              N/A
P.O. BOX 94200
PALATINE IL  60094-4200

GLENBROOK LIFE & ANNUITY CO
PROPRIETARY ACCOUNT                                   %              N/A
P.O. BOX 94200
PALATINE IL  60094-4200

GLENBROOK LIFE & ANNUITY
300 N. MILWAUKEE AVENUE STE AN2N                      N/A             %
VERNON HILLS IL  60061-1533

----------

* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. BLUE CHIP FUND

                                                   SERIES I       SERIES II
                                                    SHARES         SHARES
                                                 ------------   -------------
                                                  PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                                OWNED OF        OWNED OF
PRINCIPAL HOLDER                                    RECORD          RECORD
-------------------                              ------------   -------------
HARTFORD LIFE
SEPARATE ACCOUNT
ATTN  DAVE TEN BROECK                                  %              N/A
P.O. BOX 2999
HARTFORD CT  06104-2999

HARTFORD LIFE AND ANNUITY
SEPARATE ACCOUNT
ATTN:  DAVE TEN BROECK                                 %*             N/A
PO BOX 2999
HARTFORD CT  06104-2999

AIM V.I. CAPITAL APPRECIATION FUND

                                                   SERIES I       SERIES II
                                                    SHARES         SHARES
                                                 ------------   -------------
                                                  PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                                OWNED OF        OWNED OF
PRINCIPAL HOLDER                                    RECORD          RECORD
-------------------                              ------------   -------------

ALLSTATE LIFE INSURANCE CO                            %              N/A
ATTN FINANCIAL CONTROL- CIGNA
300 N MILWAUKEE AVE STE AN2N
VERNON HILLS IL  60061-1533

GLENBROOK LIFE & ANNUITY CO                           %              N/A
VA 1 AND SPVL ACCOUNT
P.O. BOX 94200
PALATINE IL  60094-4200

GLENBROOK LIFE & ANNUITY CO
PROPRIETARY ACCOUNT                                   %              N/A
P.O. BOX 94200
PALATINE IL  60094-4200

IDS LIFE INSURANCE CO
IDS TOWER 10T11/340                                   %              N/A
MINNEAPOLIS MN  55440

IDS LIFE INSURANCE CO
222 AXP FINANCIAL CENTER                             N/A              %
MINNEAPOLIS MN  55474-0002

ING LIFE INSURANCE AND ANNUITY CO
CONVEYOR TN41                                         %              N/A
151 FARMINGTON AVE
HARTFORD CT  06156-0001

X
----------

* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. CAPITAL APPRECIATION FUND

                                                   SERIES I       SERIES II
                                                    SHARES         SHARES
                                                 ------------   -------------
                                                  PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                                OWNED OF        OWNED OF
PRINCIPAL HOLDER                                    RECORD          RECORD
-------------------                              ------------   -------------

MERRILL LYNCH LIFE INSURANCE CO
FBO THE SOLE BENEFIT OF CUSTOMERS                     %              N/A
4800 DEER LAKE DR E
JACKSONVILLE FL  32246-6484

TRANSAMERICA LIFE INSURANCE CO.
LANDMARK
ATTN  MFD OPERATIONAL ACCOUNTING                     N/A              %
4333 EDGEWOOD RD NE
CEDAR RAPIDS IA  52499-0001

TRANSAMERICA LIFE INSURANCE CO
EXTRA
ATTN  FMD OPERATIONAL ACCOUNTING                     N/A              %
4333 EDGEWOOD RD NE
CEDAR RAPIDS IA  52499-0001

AIM V.I. CAPITAL DEVELOPMENT FUND

                                                   SERIES I       SERIES II
                                                    SHARES         SHARES
                                                 ------------   -------------
                                                  PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                                OWNED OF        OWNED OF
PRINCIPAL HOLDER                                    RECORD          RECORD
-------------------                              ------------   -------------

ALLMERICA FINANCIAL LIFE INS & ANNUITY
COMPANY                                               N/A             %
ATTN:  LYNNE MCENTEGART SEP ACCOUNT
440 LINCOLN STREET
MAILSTOP S-310
WORCESTER MA  01653-0001

GLENBROOK LIFE & ANNUITY CO
PROPRIETARY ACCOUNT                                    %             N/A
P.O. BOX 94200
PALATINE IL  60094-4200

IDS LIFE INSURANCE CO
IDS TOWER 10T11/340                                    %*           N/A
MINNEAPOLIS MN  55440

----------

* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. CAPITAL DEVELOPMENT FUND

                                                   SERIES I       SERIES II
                                                    SHARES         SHARES
                                                 ------------   -------------
                                                  PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                                OWNED OF        OWNED OF
PRINCIPAL HOLDER                                    RECORD          RECORD
-------------------                              ------------   -------------

IDS LIFE INSURANCE CO RAVA
222 AXP FINANCIAL CENTER                              N/A            %
MINNEAPOLIS MN  55474-0002

JOHN HANCOCK
FUND OPERATIONS                                       N/A            %
529 MAIN STREET
CHARLES, MA  02129

AIM V.I. CORE EQUITY FUND

                                                   SERIES I       SERIES II
                                                    SHARES         SHARES
                                                 ------------   -------------
                                                  PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                                OWNED OF        OWNED OF
PRINCIPAL HOLDER                                    RECORD          RECORD
-------------------                              ------------   -------------

GLENBROOK LIFE & ANNUITY CO                           N/A             %
300 N. MILWAUKEE AVE  STE AN2N
VERNON HILLS IL  60061-1533

IDS LIFE INSURANCE CO
IDS TOWER 10T11/340                                    %*            N/A
MINNEAPOLIS MN  55410

ING LIFE INSURANCE AND ANNUITY CO
CONVEYOR TN41                                          %            N/A
151 FARMINGTON AVE
HARTFORD CT  06156-0001

PRUDENTIAL INSURANCE CO OF AMERICA
ATTN IGG FINL REP SEP ACCTS
NJ-02-07-01                                            %            N/A
213 WASHINGTON ST  7TH FL
NEWARK NJ  07102-2992

SAGE LIFE ASSURANCE OF AMERICA
300 ATLANTIC ST  STE 302                              N/A            %
STAMFORD CT  06901-0000

SUN LIFE FINANCIAL
P.O. BOX 9137                                         N/A            %
WELLESLEY HILLS MA  02481-9137

TRANSAMERICA LIFE INSURANCE CO
RIB III
ATTN  FMD OPERATIONAL ACCOUNTING                      N/A            %
4333 EDGEWOOD DR NE
CEDAR RAPIDS IA  52499-0001

----------

* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. CORE EQUITY FUND

                                                   SERIES I       SERIES II
                                                    SHARES         SHARES
                                                 ------------   -------------
                                                  PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                                OWNED OF        OWNED OF
PRINCIPAL HOLDER                                    RECORD          RECORD
-------------------                              ------------   -------------

TRANSAMERICA LIFE INSURANCE CO
RIB III
ATTN  FMD OPERATIONAL ACCOUNTING                      N/A            %
4333 EDGEWOOD DR NE
CEDAR RAPIDS IA  52499-0001

AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

                                                   SERIES I       SERIES II
                                                    SHARES         SHARES
                                                 ------------   -------------
                                                  PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                                OWNED OF        OWNED OF
PRINCIPAL HOLDER                                    RECORD          RECORD
-------------------                              ------------   -------------

GLENBROOK LIFE & ANNUITY CO                           %*              N/A
PROPRIETARY ACCOUNT
P.O. BOX 94200
PALATINE IL  60094-4200

GOLDEN AMERICAN LIFE INSURANCE CO
1475 DUNWOODY DRIVE                                  N/A               %*
WEST CHESTER, PA 19380-1478

HARTFORD LIFE AND ANNUITY
SEPARATE ACCOUNT
ATTN  DAVE TEN BROECK                                 %               N/A
P.O. BOX 2999
HARTFORD CT  06104-2999

RELIASTAR LIFE INSURANCE CO
FBO SELECT LIFE 2/3                                   %               N/A
RTE 5106 PO BOX 20
MINNEAPOLIS MN  55440-0020

----------

* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. DIVERSIFIED INCOME FUND

                                                   SERIES I       SERIES II
                                                    SHARES         SHARES
                                                 ------------   -------------
                                                  PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                                OWNED OF        OWNED OF
PRINCIPAL HOLDER                                    RECORD          RECORD
-------------------                              ------------   -------------

ALLSTATE LIFE INSURANCE CO                             %*             N/A
ATTN FINANCIAL CONTROL- CIGNA
P.O. BOX 94200
PALATINE IL  60094-4200

ALLSTATE LIFE OF NEW YORK
3100 SANDERS ROAD                                     N/A              %
NORTHBROOK IL  60062-7155

AMERICAN GENERAL ANNUITY
ATTN CHRIS BOUMAN                                      %              N/A
205 E 10TH ST
AMARILLO TX  79101-3507

GENERAL AMERICAN LIFE INSURANCE
SEPARATE ACCOUNTS B1-08                                %              N/A
13045 TESSON FERRY RD
ST LOUIS MO  63128-3499

GLENBROOK LIFE & ANNUITY CO
PROPRIETARY ACCOUNT                                    %*             N/A
P.O. BOX 94200
PALATINE IL  60094-4200

GLENBROOK LIFE & ANNUITY CO
VA1 AND SPV L ACCOUNT                                  %              N/A
P.O. BOX 94200
PALATINE IL  60094-4200

GLENBROOK LIFE & ANNUITY
300 N. MILWAUKEE AVENUE  STE AN2N                     N/A              %
VERNON HILLS IL  60061-1553

AIM V.I. GLOBAL UTILITIES FUND

                                                   SERIES I       SERIES II
                                                    SHARES         SHARES
                                                 ------------   -------------
                                                  PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                                OWNED OF        OWNED OF
PRINCIPAL HOLDER                                    RECORD          RECORD
-------------------                              ------------   -------------

ALLSTATE LIFE INSURANCE CO                                           N/A
ATTN FINANCIAL CONTROL- CIGNA
P.O. BOX 94200
PALATINE IL  60094-4200

----------

* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. GLOBAL UTILITIES FUND

                                                   SERIES I       SERIES II
                                                    SHARES         SHARES
                                                 ------------   -------------
                                                  PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                                OWNED OF        OWNED OF
PRINCIPAL HOLDER                                    RECORD          RECORD
-------------------                              ------------   -------------

ALLSTATE LIFE OF NEW YORK
3100 SANDERS ROAD                                     N/A             %
NORTHBROOK IL  60062-7155

GLENBROOK LIFE & ANNUITY CO
PROPRIETARY ACCOUNT                                    %*            N/A
3100 SANDERS RD
NORTHBROOK IL  60062-7155

GLENBROOK LIFE & ANNUITY CO
VA 1 AND SPVL ACCOUNT                                  %             N/A
P.O. BOX 94200
PALATINE IL  60094-4200

GLENBROOK LIFE & ANNUITY
300 N. MILWAUKEE AVENUE  STE AN2N                    N/A              %
VERNON HILLS IL  60061-1533

GUARDIAN INSURANCE & ANNUITY CO
ATTN EQUITY ACCOUNTING DEPT 3-S-18                    %              N/A
3900 BURGESS PL
BETHLEHEM PA  18017-9097

ANNUITY INVESTORS
580 WALNUT                                           N/A              %
CINCINNATI, OH  45202

SAGE LIFE ASSURANCE OF AMERICA
300 ATLANTIC ST                                      N/A              %
STE 302
STAMFORD CT  06901-3539

AIM V.I. GOVERNMENT SECURITIES FUND

                                                   SERIES I       SERIES II
                                                    SHARES         SHARES
                                                 ------------   -------------
                                                  PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                                OWNED OF        OWNED OF
PRINCIPAL HOLDER                                    RECORD          RECORD
-------------------                              ------------   -------------

                                                      N/A            %
ALLSTATE LIFE IN OF NEW YORK
3100 SANDERS ROAD
NORTHBROOK IL  60062-7155

----------

* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. GOVERNMENT SECURITIES FUND

                                                   SERIES I       SERIES II
                                                    SHARES         SHARES
                                                 ------------   -------------
                                                  PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                                OWNED OF        OWNED OF
PRINCIPAL HOLDER                                    RECORD          RECORD
-------------------                              ------------   -------------

GLENBROOK LIFE & ANNUITY CO
PROPRIETARY ACCOUNT                                   %              N/A
3100 SANDERS RD
NORTHBROOK IL  60062-7155

GLENBROOK LIFE & ANNUITY CO
300 N. MILWAUKEE AVE  STE AN2N                       N/A              %
VERNON HILLS IL  60061-1533

HARTFORD LIFE AND ANNUITY
SEPARATE ACCOUNT
ATTN DAVE TEN BROECK                                  %*             N/A
PO BOX 2999
HARTFORD CT  06104-2999

HARTFORD LIFE
SEPARATE ACCOUNT
ATTN  DAVE TEN BROECK                                 %              N/A
P.O. BOX 2999
HARTFORD CT  06104-2999

PAUL IANNELLI
3900 BURGESS PLACE                                   N/A              %
EQUITY ACCPUNTING 3-S
BETHLEHEM PA  18017-9097

SAGE LIFE ASSURANCE OF AMERICA
300 ATLANTIC ST  STE 302                             N/A              %
STAMFORD CT  06901-3539

SECURITY LIFE OF DENVER
VARIABLE OPERATIONS                                   %              N/A
1290 BROADWAY
DENVER CO  80203-2122

THE LINCOLN NATIONAL LIFE INS CO
ATTN SHIRLEY SMITH                                   N/A              %
1300 SOUTH CLINTON STREET
FORT WAYNE IN  46802-3506

TRANSAMERICA LIFE INSURANCE CO
PREFERRED ADVANTAGE
ATTN  FMD OPERATIONAL ACCOUNTING                     N/A              %
4333 EDGEWOOD RD NE
CEDAR RAPIDS IA  52499

----------

* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. GROWTH FUND

                                                   SERIES I       SERIES II
                                                    SHARES         SHARES
                                                 ------------   -------------
                                                  PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                                OWNED OF        OWNED OF
PRINCIPAL HOLDER                                    RECORD          RECORD
-------------------                              ------------   -------------

ALLSTATE LIFE INSURANCE CO                            %              N/A
ATTN FINANCIAL CONTROL- CIGNA
P.O. BOX 94200
PALATINE IL  60094-4200

GLENBROOK LIFE & ANNUITY CO
PROPRIETARY ACCOUNT                                   %              N/A
P.O. BOX 94200
PALATINE IL  60094-4200

GLENBROOK LIFE & ANNUITY CO
VA 1 AND SPVL ACCOUNT                                 %              N/A
P.O. BOX 94200
PALATINE IL  60094-4200

GLENBROOK LIFE & ANNUITY CO
300 N. MILWAUKEE AVE  STE AN2N                       N/A              %
VERNON HILLS IL  60061-1533

GOLDEN AMERICAN LIFE INSURANCE COMPANY
1475 DUNWOODY DRIVE                                  N/A              %
WEST CHESTER PA  19380

ING LIFE INSURANCE AND ANNUITY CO
CONVEYOR TN41                                         %              N/A
151 FARMINGTON AVE
HARTFORD CT  06156-0001

LINCOLN LIFE FLEXIBLE PREMIUM
VARIABLE LIFE ACCT M/VUL-1 SA-M
ATTN  KAREN GERKA                                     %             N/A
1300 CLINTON ST
MAIL STOP 4CO1
FORT WAYNE IL  46802-3518

SUN LIFE FINANCIAL
RETIREMENT PRODUCTS & SERVICES                        %             N/A
PO BOX 9134
WELLESLEY HILLS, MA 02481-9134

SUN LIFE FINANCIAL
P.O. BOX 9137                                        N/A             %
WELLESLEY HILLS MA  02481-9137

THE LINCOLN NATIONAL LIFE INS CO.
ATTN  SHIRLEY SMITH                                  N/A             %
1300 SOUTH CLINTON STREET
FORT WAYNE IN  46802-0000

----------

* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. GROWTH FUND

                                                   SERIES I       SERIES II
                                                    SHARES         SHARES
                                                 ------------   -------------
                                                  PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                                OWNED OF        OWNED OF
PRINCIPAL HOLDER                                    RECORD          RECORD
-------------------                              ------------   -------------

TRANSAMERICA LIFE INSURANCE CO
PREFERRED ADVANTAGE
ATTN  FMD OPERATIONAL ACCOUNTING                      N/A              %
4333 EDGEWOOD RD NE
CEDAR RAPIDS IA  52499

PRINCIPAL LIFE INSURANCE
ATTN:  CHAD NICHOLS                                    %              N/A
711 HIGH STREET
DES MOINES, IA  50392

AIM V.I. HIGH YIELD FUND

                                                   SERIES I       SERIES II
                                                    SHARES         SHARES
                                                 ------------   -------------
                                                  PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                                OWNED OF        OWNED OF
PRINCIPAL HOLDER                                    RECORD          RECORD
-------------------                              ------------   -------------
                                                       %             N/A
ALLMERICA FINANCIAL LIFE INS
ATTN: LYNNE MCENTEGART
440 LINCOLN STREET
MAILSTOP S-310
WORCESTER MA  01653-0001

ALLSTATE LIFE INSURANCE CO ATTN FINANCIAL
CONTROL-CIGNA                                          %             N/A
P.O. BOX 94200
PALATINE IL 60094-4200

ALLSTATE LIFE OF NEW YORK
3100 SANDERS ROAD                                     N/A             %
NORTHBROOK IL  60062-7155

GLENBROOK LIFE & ANNUITY CO
PROPRIETARY ACCOUNT                                    %*            N/A
P.O. BOX 94200
PALATINE IL  60094-4200

GLENBROOK LIFE & ANNUITY CO
VA 1 AND SPVL ACCOUNT                                  %             N/A
P.O. BOX 94200
PALATINE IL  60094-4200

----------

* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. HIGH YIELD FUND

                                                   SERIES I       SERIES II
                                                    SHARES         SHARES
                                                 ------------   -------------
                                                  PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                                OWNED OF        OWNED OF
PRINCIPAL HOLDER                                    RECORD          RECORD
-------------------                              ------------   -------------

GLENBROOK LIFE & ANNUITY CO
GLAC MULTI-MANAGER ACCOUNT                             %             N/A
P.O. BOX 94200
PALATINE IL  60094-4200

GLENBROOK LIFE & ANNUITY
300 N. MILWAUKEE AVENUE  STE AN2N                     N/A             %*
VERNON HILLS IL  60061-1533

HARTFORD LIFE INSURANCE CO
SEPARATE ACCOUNT 2
ATTN DAVID TEN BROECK                                  %             N/A
PO BOX 2999
HARTFORD CT  06104-2999

AIM V.I. INTERNATIONAL GROWTH FUND

                                                   SERIES I       SERIES II
                                                    SHARES         SHARES
                                                 ------------   -------------
                                                  PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                                OWNED OF        OWNED OF
PRINCIPAL HOLDER                                    RECORD          RECORD
-------------------                              ------------   -------------

ALLSTATE LIFE INSURANCE CO.                           %              N/A
ATTN:  FINANCIAL CONTROL-CIGNA
P.O. BOX 94200
PALATINE IL  60094-4200

GLENBROOK LIFE & ANNUITY CO
VA 1 AND SPVL ACCOUNT                                 %              N/A
P.O. BOX 94200
PALATINE IL  60094-4200

GLENBROOK LIFE & ANNUITY CO
PROPRIETARY ACCOUNT                                   %              N/A
P.O. BOX 94200
PALATINE IL  60094-4200

GLENBROOK LIFE & ANNUITY
300 N. MILWAUKEE AVENUE  STE AN2N                    N/A              %
VERNON HILLS IL  60061-1533

KEYPORT LIFE INSURANCE COMPANY
125 HIGH STREET                                       %              N/A
BOSTON MA  02110-2704

----------

* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. INTERNATIONAL GROWTH FUND

                                                   SERIES I       SERIES II
                                                    SHARES         SHARES
                                                 ------------   -------------
                                                  PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                                OWNED OF        OWNED OF
PRINCIPAL HOLDER                                    RECORD          RECORD
-------------------                              ------------   -------------

LINCOLN NATIONAL LIFE INSURANCE COMPANY
1300 S. CLINTON STREET                                 %             N/A
FORT WAYNE IN  46802-3506

LINCOLN NATIONAL LIFE INSURANCE COMPANY
1300 S. CLINTON STREET                                N/A             %
FORT WAYNE IN  46802-3506

MERRILL LYNCH LIFE INSURANCE CO
FBO THE SOLE BENEFIT OF CUSTOMERS                      %             N/A
4800 DEER LAKE DR E
JACKSONVILLE FL  32246-6484

SAGE LIFE ASSURANCE OF AMERICA
300 ATLANTIC ST                                       N/A             %
STE 302
STAMFORD CT  06901-3539

SUN LIFE FINANCIAL
RETIREMENT PRODUCTS & SERVICES                         %             N/A
PO BOX 9134
WELLESLEY HILLS, MA 02481

SUN LIFE FINANCIAL
P.O. BOX 9137                                         N/A             %
WELLESLEY HILLS MA  02481-9137

NATIONWIDE INS. CO.
C/O PORTFOLIO ACCT.                                   N/A             %
P.O. BOX 182029
COLUMBUS, OH  43218

AIM V.I. MID CAP CORE EQUITY FUND

                                                   SERIES I       SERIES II
                                                    SHARES         SHARES
                                                 ------------   -------------
                                                  PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                                OWNED OF        OWNED OF
PRINCIPAL HOLDER                                    RECORD          RECORD
-------------------                              ------------   -------------

                                                       %             N/A
GLENBROOK LIFE & ANNUITY CO
PROPRIETARY ACCOUNT
P.O. BOX 94200
NORTHBROOK IL  60094-4200

----------

* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. MID CAP CORE EQUITY FUND

                                                   SERIES I       SERIES II
                                                    SHARES         SHARES
                                                 ------------   -------------
                                                  PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                                OWNED OF        OWNED OF
PRINCIPAL HOLDER                                    RECORD          RECORD
-------------------                              ------------   -------------

GLENBROOK LIFE & ANNUITY
300 N. MILWAUKEE AVENUE  STE AN2N                    N/A              %
VERNON HILLS IL  60061-1533

HARTFORD LIFE AND ANNUITY
SEPARATE ACCOUNT
ATTN DAVE TEN BROECK                                 %*              N/A
PO BOX 2999
HARTFORD CT  06104-2999

HARTFORD LIFE SEPARATE ACCOUNT
ATTN DAVE TEN BROECK                                 %               N/A
PO BOX 2999
HARTFORD CT  06104-2999

PAUL IANNELLI
3900 BURGESS PLACE                                  N/A               %
EQUITY ACCPUNTING 3-S
BETHLEHEM PA  18017-9097

TRANSAMERICA LIFE INSURANCE CO
PREFERRED ADVANTAGE
ATTN  FMD OPERATIONAL ACCOUNTING                    N/A               %
4333 EDGEWOOD RD NE
CEDAR RAPIDS IA  52499

----------

* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. MONEY MARKET FUND

                                                   SERIES I       SERIES II
                                                    SHARES         SHARES
                                                 ------------   -------------
                                                  PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                                OWNED OF        OWNED OF
PRINCIPAL HOLDER                                    RECORD          RECORD
-------------------                              ------------   -------------

ALLSTATE LIFE INSURANCE CO                             %              N/A
ATTN FINANCIAL CONTROL- CIGNA
P.O. BOX 94200
PALATINE IL  60094-4200

ALLSTATE LIFE OF NEW YORK
3100 SANDERS ROAD                                     N/A              %
NORTHBROOK IL  60062-7155

GLENBROOK LIFE & ANNUITY CO
PROPRIETARY ACCOUNT                                    %*             N/A
P.O. BOX 94200
PALATINE IL  60094-4200

GLENBROOK LIFE & ANNUITY CO
VA 1 AND SPVL ACCOUNT                                  %              N/A
P.O. BOX 94200
PALATINE IL  60094-4200

GLENBROOK LIFE & ANNUITY
300 N. MILWAUKEE AVENUE  STE AN2N                     N/A              %
VERNON HILLS IL  60061-1533

SAGE LIFE ASSURANCE
969 HIGHRIDGE RD, STE 200                              %              N/A
STAMFORD, CT  06905

AIM V.I. NEW TECHNOLOGY FUND

                                                   SERIES I       SERIES II
                                                    SHARES         SHARES
                                                 ------------   -------------
                                                  PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                                OWNED OF        OWNED OF
PRINCIPAL HOLDER                                    RECORD          RECORD
-------------------                              ------------   -------------

ALLSTATE LIFE INSURANCE CO OF NEW YORK                 %             N/A
NY PROPRIETARY
P.O. BOX 94200
PALATINE IL  60094-4200

ALLSTATE LIFE OF NEW YORK
3100 SANDERS ROAD                                     N/A             %
NORTHBROOK IL  60062-7155

----------

* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. NEW TECHNOLOGY FUND

                                                   SERIES I       SERIES II
                                                    SHARES         SHARES
                                                 ------------   -------------
                                                  PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                                OWNED OF        OWNED OF
PRINCIPAL HOLDER                                    RECORD          RECORD
-------------------                              ------------   -------------

GENERAL AMERICAN LIFE INSURANCE
SEPARATE ACCOUNTS B1-08                               %*            N/A
13045 TESSON FERRY RD
ST LOUIS MO  63128-3499

GLENBROOK LIFE & ANNUITY CO
PROPRIETARY ACCOUNT                                   %*            N/A
P.O. BOX 94200
PALATINE IL  60094-4200

GLENBROOK LIFE & ANNUITY
300 N. MILWAUKEE AVENUE  STE AN2N                    N/A             %
VERNON HILLS IL  60061-1533

AIM V.I. PREMIER EQUITY FUND

                                                   SERIES I       SERIES II
                                                    SHARES         SHARES
                                                 ------------   -------------
                                                  PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                                OWNED OF        OWNED OF
PRINCIPAL HOLDER                                    RECORD          RECORD
-------------------                              ------------   -------------
ALLSTATE LIFE INSURANCE CO
ATTN FINANCIAL CONTROL- CIGNA
P.O. BOX 94200
PALATINE IL  60094-4200

COVA FINANCIAL SERVICES LIFE INSURANCE
COMPANY
COVA VARIABLE ANNUITY ACCT ONE
ATTN  STACIE GANNON                                   N/A            %
P.O. BOX 295
DES MOINES IA  50301-0295

GLENBROOK LIFE & ANNUITY CO
PROPRIETARY ACCOUNT                                    %            N/A
P.O. BOX 94200
PALATINE IL  60094-4200

ING LIFE INSURANCE AND ANNUITY CO
CONVEYOR TN41                                          %            N/A
151 FARMINGTON AVE
HARTFORD CT  06156-0001

----------

* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. PREMIER EQUITY FUND

                                                   SERIES I       SERIES II
                                                    SHARES         SHARES
                                                 ------------   -------------
                                                  PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                                OWNED OF        OWNED OF
PRINCIPAL HOLDER                                    RECORD          RECORD
-------------------                              ------------   -------------

LINCOLN LIFE FLEXIBLE PREMIUM
VARIABLE LIFE ACCT M/VUL-1 SA-M
ATTN  KAREN GERKE                                       %            N/A
1300 CLINTON STREET MAIL STOP 4C01
FORT WAYNE IN  46802-3518

MERRILL LYNCH PIERCE FENNER & SMITH
FBO THE SOLE BENEFIT OF CUSTOMERS                       %            N/A
4800 DEER LAKE DR E
JACKSONVILLE FL  32246-6484

NATIONWIDE INSURANCE COMPANY
NWVA7
C/O IPO PORTFOLIO ACCOUNTING                           N/A            %
P.O. BOX 182029
COLUMBUS OH  43218-2029

NATIONWIDE INSURANCE COMPANY
NWVA9
C/O IPO PORTFOLIO ACCOUNTING                           N/A            %
P.O. BOX 182029
COLUMBUS OH  43218-2029

PRUDENTIAL INSURANCE CO IF AMER
ATTN IGG FINL REP SEP ACCTS
NJ-02-07-01                                             %            N/A
213 WASHINGTON ST  7TH FL
NEWARK NJ  07102-2992

THE LINCOLN NATIONAL LIFE INS CO
ATTN SHIRLEY SMITH                                     N/A            %
1300 SOUTH CLINTON STREET
FORT WAYNE IN  46802-3506

AIM V.I. REAL ESTATE FUND

                                                   SERIES I       SERIES II
                                                    SHARES         SHARES
                                                 ------------   -------------
                                                  PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                                OWNED OF        OWNED OF
PRINCIPAL HOLDER                                    RECORD          RECORD
-------------------                              ------------   -------------


INVESCO VIF - CORE EQUITY FUND

                                                   SERIES I       SERIES II
                                                    SHARES         SHARES
                                                 ------------   -------------
                                                  PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                                OWNED OF        OWNED OF
PRINCIPAL HOLDER                                    RECORD          RECORD
-------------------                              ------------   -------------


INVESCO VIF - DYNAMICS FUND

                                                   SERIES I       SERIES II
                                                    SHARES         SHARES
                                                 ------------   -------------
                                                  PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                                OWNED OF        OWNED OF
PRINCIPAL HOLDER                                    RECORD          RECORD
-------------------                              ------------   -------------


INVESCO VIF - FINANCIAL SERVICES FUND

                                                   SERIES I       SERIES II
                                                    SHARES         SHARES
                                                 ------------   -------------
                                                  PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                                OWNED OF        OWNED OF
PRINCIPAL HOLDER                                    RECORD          RECORD
-------------------                              ------------   -------------


INVESCO VIF - GROWTH FUND

                                                   SERIES I       SERIES II
                                                    SHARES         SHARES
                                                 ------------   -------------
                                                  PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                                OWNED OF        OWNED OF
PRINCIPAL HOLDER                                    RECORD          RECORD
-------------------                              ------------   -------------


INVESCO VIF - HEALTH SCIENCES FUND

                                                   SERIES I       SERIES II
                                                    SHARES         SHARES
                                                 ------------   -------------
                                                  PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                                OWNED OF        OWNED OF
PRINCIPAL HOLDER                                    RECORD          RECORD
-------------------                              ------------   -------------


INVESCO VIF - HIGH YIELD FUND

                                                   SERIES I       SERIES II
                                                    SHARES         SHARES
                                                 ------------   -------------
                                                  PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                                OWNED OF        OWNED OF
PRINCIPAL HOLDER                                    RECORD          RECORD
-------------------                              ------------   -------------


INVESCO VIF - LEISURE FUND

                                                   SERIES I       SERIES II
                                                    SHARES         SHARES
                                                 ------------   -------------
                                                  PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                                OWNED OF        OWNED OF
PRINCIPAL HOLDER                                    RECORD          RECORD
-------------------                              ------------   -------------


INVESCO VIF - SMALL COMPANY GROWTH FUND

                                                   SERIES I       SERIES II
                                                    SHARES         SHARES
                                                 ------------   -------------
                                                  PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                                OWNED OF        OWNED OF
PRINCIPAL HOLDER                                    RECORD          RECORD
-------------------                              ------------   -------------


INVESCO VIF - TECHNOLOGY FUND

                                                   SERIES I       SERIES II
                                                    SHARES         SHARES
                                                 ------------   -------------
                                                  PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                                OWNED OF        OWNED OF
PRINCIPAL HOLDER                                    RECORD          RECORD
-------------------                              ------------   -------------


INVESCO VIF - TELECOMMUNICATIONS FUND

                                                   SERIES I       SERIES II
                                                    SHARES         SHARES
                                                 ------------   -------------
                                                  PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                                OWNED OF        OWNED OF
PRINCIPAL HOLDER                                    RECORD          RECORD
-------------------                              ------------   -------------


INVESCO VIF - TOTAL RETURN FUND

                                                   SERIES I       SERIES II
                                                    SHARES         SHARES
                                                 ------------   -------------
                                                  PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                                OWNED OF        OWNED OF
PRINCIPAL HOLDER                                    RECORD          RECORD
-------------------                              ------------   -------------


INVESCO VIF - UTILITIES FUND

                                                   SERIES I       SERIES II
                                                    SHARES         SHARES
                                                 ------------   -------------
                                                  PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                                OWNED OF        OWNED OF
PRINCIPAL HOLDER                                    RECORD          RECORD
-------------------                              ------------   -------------



MANAGEMENT OWNERSHIP

As of , 2004 , the trustees and officers as a group owned less than 1% of the shares outstanding of each class of any Fund.

                                   APPENDIX F
                               PENDING LITIGATION

         The following civil class action lawsuits involve one or more AIM or INVESCO Funds, AMVESCAP PLC ("AMVESCAP"), A I M Advisors, Inc. ("AIM") or INVESCO Funds Group, Inc. ("INVESCO") and certain related parties.

         JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP INC.; TIMOTHY MILLER; RAYMOND CUNNINGHAM; THOMAS KOLBE; EDWARD STERN; AMERICAN SKANDIA INC.; BREAN MURRAY & CO., INC.; CANARY CAPITAL PARTNERS, LLC; CANARY INVESTMENT MANAGEMENT, LLC; CANARY CAPITAL PARTNERS, LTD.; AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2456), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act of 1933, as amended (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"); Rule 10b-5 under the Exchange Act; and
         Section 206 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

         JOEL GOODMAN, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM, in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including attorneys' and experts' fees; and equitable relief.

         L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC. V. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC., AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940, as amended ("Investment Company Act"), and common law breach of fiduciary duty. The plaintiffs in this case are seeking damages and costs and expenses, including attorneys' and experts' fees.

         EDWARD LOWINGER AND SHARON LOWINGER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"); AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"); AMVESCAP PLC, INVESCO FUNDS GROUP, INC.; TIMOTHY MILLER; RAYMOND CUNNINGHAM; THOMAS KOLBE; EDWARD J. STERN; AMERICAN SKANDIA INC.; BREAN MURRAY & CO., INC.; CANARY CAPITAL PARTNERS, LLC; CANARY INVESTMENT MANAGEMENT, LLC; CANARY CAPITAL PARTNERS, LTD.; AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

         RICHARD RAVER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND,

         INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; attorneys' and experts' fees; and other relief.

         STEVEN B. EHRLICH, CUSTODIAN FOR ALEXA P. EHRLICH, UGTMA/FLORIDA, AND DENNY P. JACOBSON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOW AS THE "INVESCO FUNDS"); AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"); AMVESCAP PLC, INVESCO FUNDS GROUP, INC.; TIMOTHY MILLER; RAYMOND CUNNINGHAM; THOMAS KOLBE; EDWARD J. STERN; AMERICAN SKANDIA INC.; BREAN MURRAY & CO., INC.; CANARY CAPITAL PARTNERS, LLC; CANARY INVESTMENT MANAGEMENT, LLC; CANARY CAPITAL PARTNERS, LTD.; AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

         JOSEPH R. RUSSO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND,

         INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOW AS THE "INVESCO FUNDS"); AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"); AMVESCAP PLC, INVESCO FUNDS GROUP, INC.; TIMOTHY MILLER; RAYMOND CUNNINGHAM; THOMAS KOLBE; EDWARD J. STERN; AMERICAN SKANDIA INC.; BREAN MURRAY & CO., INC.; CANARY CAPITAL PARTNERS, LLC; CANARY INVESTMENT MANAGEMENT, LLC; CANARY CAPITAL PARTNERS, LTD.; AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

         MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AMVESCAP PLC, AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, INVESCO FUNDS GROUP, INC., RAYMOND R. CUNNINGHAM, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-M-2604), filed on December 24, 2003. This claim alleges violations of: Sections 404, 405 and 406B of the Employee Retirement Income Security Act ("ERISA"). The plaintiffs in this case are seeking: declarations that the defendants breached their ERISA fiduciary duties and that they are not entitled to the protection of
         Section 404(c)(1)(B) of ERISA; an order compelling the defendants to make good to the Retirement Plan all losses to a particular retirement plan described in this case (the "Retirement Plan") resulting from the defendants' breaches of their fiduciary duties, including losses to the Retirement Plan resulting from imprudent investment of the Plan's assets, and to restore to the Retirement Plan all profits the defendants made through use of the Retirement Plan's assets, and to restore to the Retirement Plan all profits which the participants would have made if the defendants had fulfilled their fiduciary obligations; damages on behalf of the Retirement Plan; imposition of a constructive trust, injunctive relief, damages suffered by the Retirement Plan, to be allocated proportionately to the participants in the Retirement Plan; restitution and other costs and expenses, including counsel fees and expert fees.

         PAT B. GORSUCH AND GEORGE L. GORSUCH V. INVESCO FUNDS GROUP, INC.; AND AIM ADVISER, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003. This claim alleges violations of: Sections 15(a), 20(a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking: rescission and/or voiding of the investment advisory agreements; return of fees paid; damages; and other costs and expenses, including counsel fees and expert fees.

         Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the funds, INVESCO, AIM, AMVESCAP and related parties in the future. This statement of additional information will be supplemented periodically if any such lawsuits do arise.

                                     PART C

                                OTHER INFORMATION


Item 23.          Exhibits

a   (1)     -     (a) Amended and Restated Agreement and Declaration of Trust of
                  Registrant, dated May 15, 2002.(20)


            - (b) Amendment No. 1, dated May 30, 2003, to Amended and Restated Agreement and Declaration of Trust of Registrant.(21)



            - (c) Amendment No. 2, effective December 10, 2003, to Amended and Restated Agreement and Declaration of Trust of Registrant.
                  (22)



            - (d) Amendment No. 3, effective April 30, 2004, to Amended and Restated Agreement and Declaration of Trust of Registrant.(22)


b   (1)     -     Amended and Restated By-Laws of Registrant, dated effective
                  May 15, 2002.(20)

c           -     Instruments Defining Rights of Security Holders - All rights of security holders are contained in the Registrant's
                  Agreement and Declaration of Trust.

d   (1)     -     (a) Master Investment Advisory Agreement, dated May 1, 2000, between Registrant and A I M Advisors, Inc.(14)

            - (b) Amendment No. 1, dated May 1, 2001, to Master Investment Advisory Agreement, dated May 1, 2000, between Registrant and A I M Advisors, Inc.(15)

            - (c) Amendment No. 2 to Master Investment Advisory Agreement of Registrant dated September 7, 2001, between Registrant and A I M Advisors, Inc.(18)

            - (d) Amendment No. 3 to Master Investment Advisory Agreement of Registrant dated May 1, 2002, between Registrant and A I M Advisors, Inc.(20)


            - (e) Amendment No. 4, dated August 29, 2003, to Master Investment Advisory Agreement, dated May 1, 2000, between Registrant and A I M Advisors, Inc.(22)



            - (f) Form of Amendment No. 5 to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(22)



    (2)     -     (a) Sub-Advisory Agreement, dated May 1, 2000, between
                  Registrant and H.S. Dent Advisors, Inc.(14)



            - (b) Form of Sub-Advisory Agreement between A I M Advisors, Inc. and INVESCO Institutional (N.A.), Inc.(22)


    (3)     -     (a) Foreign Country Selection and Mandatory Securities
                  Depository Responsibilities Delegation Agreement, dated
                  September 9, 1998, between Registrant and A I M Advisors,
                  Inc.(7)

            - (b) Amendment No. 1, dated September 28, 1998, to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement between Registrant and A I M Advisors, Inc.(8)

            - (c) Amendment No. 2, dated December 14, 1998, to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement between Registrant and A I M Advisors, Inc.(8)

e   (1)     -     (a) First Amended and Restated Master Distribution Agreement,
                  dated July 16, 2001, between Registrant and A I M
                  Distributors, Inc.(17)


            - (b) Amendment No. 1, dated September 7, 2001, to First Amended and Restated Master

                  Distribution Agreement, between Registrant and A I M Distributors, Inc., dated July 16, 2001.(18)

            - (c) Amendment No. 2, dated May 1, 2002, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors Inc., dated July 16, 2001.(20)


            - (d) Amendment No. 3, dated August 29, 2003, to First Amended and Restated Master Distribution Agreement, between Registrant and A I M Distributors, Inc., dated July 16, 2001.(22)



            - (e) Form of Amendment No. 4 to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc.(22)


f   (1)     -     Retirement Plan of Registrant's Non-Affiliated Directors,
                  effective March 8, 1994, as restated September 18, 1995.(4)

    (2)     -     Retirement Plan for Eligible Directors/Trustees effective as of March 8, 1994, as Restated September 18, 1995 and as
                  Restated March 7, 2000.(14)


    (3)     -     Form of Director Deferred Compensation Agreement effective as
                  Amended March 7, 2000, September 28, 2001 and September 26,
                  2002.(22)


g   (1)     -     (a) Master Custodian Contract, dated May 1, 2000, between
                  Registrant and State Street Bank and Trust Company.(15)

            - (b) Amendment, dated May 1, 2000, to Master Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(15)

            - (c) Amendment dated June 29, 2001, to Master Custodian Contract dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(20)

            - (d) Amendment dated April 2, 2002, to Master Custodian Contract dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(20)


    (2)     -     Custody Agreement, dated September 19, 2000, between
                  Registrant and The Bank of New York.(15)



h   (1)     -     (a) Amended and Restated Master Administrative Services
                  Agreement, dated July 1, 2003, between Registrant and A I M
                  Advisors, Inc.(22)



            - (b) From of Amendment No. 1, dated __________, to Amended and Restated Master Administrative Services Agreement, dated July 1, 2003, between Registrant and A I M Advisors, Inc.(22)



            - (c) Form of Amendment No. 2 to Amended and Restated Master Administrative Services Agreement between Registrant and A I M Advisors, Inc.(22)

    (2)     -     Transfer Agency and Service Agreement, dated October 15, 2001, between Registrant and A I M Fund Services, Inc., (now known as AIM Investment Services, Inc.).(18)


    (3)     -     Participation Agreement, dated February 25, 1993, between
                  Registrant, Connecticut General Life Insurance Company and A I
                  M Distributors, Inc.(4)


    (4)     -     (a) Participation Agreement, dated February 10, 1995, between
                  Registrant and Citicorp Life Insurance Company.(4)

            - (b) Amendment No. 1, dated February 3, 1997, to the Participation Agreement dated February 10, 1995, between Registrant and Citicorp Life Insurance Company.(6)

    (5)     -     (a) Participation Agreement, dated February 10, 1995, between
                  Registrant and First Citicorp Life Insurance Company.(4)

            - (b) Amendment No. 1, dated February 3, 1997, to the Participation Agreement, dated February 10, 1995, between Registrant and First Citicorp Life Insurance Company.(6)

    (6)     -     (a) Participation Agreement, dated December 19, 1995, between
                  Registrant and Glenbrook Life and Annuity Company.(4)

            - (a)(i) Side Letter Agreement, dated December 1, 1995, among Registrant and Glenbrook Life and Annuity Company.(5)

            - (b) Amendment No. 1, dated November 7, 1997, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company.(7)

            - (c) Amendment No. 2, dated September 2, 1997, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company.(6)

            - (d) Amendment No. 3, dated January 26, 1998, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company.(7)

            - (e) Amendment No. 4, dated May 1, 1998, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company.(7)

            - (f) Amendment No. 5, dated January 12, 1999, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Insurance Company.(8)

            - (g) Amendment No. 6, dated September 26, 2001, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company.(20)

    (7)     -     Participation Agreement, dated March 4, 1996, between
                  Registrant and IDS Life Insurance Company.(4)

    (8)     -     (a) Participation Agreement, dated October 7, 1996, between
                  Registrant and IDS Life Insurance Company (supersedes and replaces Participation Agreement dated March 4, 1996).(5)

            - (a)(i) Side Letter Agreement, dated September 27, 1996, between Registrant, IDS Life Insurance Company and IDS Life Insurance Company of New York.(6)

            - (b) Amendment 1, dated November 11, 1997, to the Participation Agreement, dated October 7, 1996, between registrant and IDS Life Insurance Company.(8)


    (9)     -     (a) Participation Agreement, dated October 7, 1996, between
                  Registrant and IDS Life Insurance Company of New York.(5)

            - (b) Amendment No. 1, dated November 11, 1997, to the Participation Agreement, dated October 7, 1996 between registrant and IDS Life Insurance Company of New York.(8)

    (10)    -     Participation Agreement, dated April 8, 1996, between
                  Registrant and Connecticut General Life Insurance Company.(4)

    (11)    -     (a) Participation Agreement, dated September 21, 1996, between
                  Registrant and Pruco Life Insurance Company.(5)

            - (b) Amendment No. 1, dated July 1, 1997, to the Participation Agreement, dated September 21, 1996, between Registrant and Pruco Life Insurance Company.(6)

            - (c) Amendment No. 2, dated August 1, 1998, to the Participation Agreement, dated September 21, 1996, between Registrant and Pruco Life Insurance Company.(7)

            - (d) Amendment No. 3, dated November 8, 1999, to the Participation Agreement dated September 21, 1996, between Registrant and Pruco Life Insurance Company.(14)

            - (e) Amendment No. 4 dated April 10, 2000, to the Participation Agreement dated September 21, 1996, between Registrant and Pruco Life Insurance Company.(14)

    (12)    -     (a) Participation Agreement, dated October 1, 1996, between
                  Registrant and Allstate Life Insurance Company of New York.(5)

            - (a)(i) Side Letter Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York.(7)

            - (b) Amendment No. 1, dated November 7, 1997, to the Participation Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York.(9)

    (13)    -     (a) Participation Agreement, dated December 18, 1996, between
                  Registrant and Merrill Lynch Life Insurance Company.(5)

            - (a)(i) Side Letter Agreement, dated December 18, 1996, between Registrant and Merrill, Lynch, Pierce, Fenner & Smith, Incorporated.(5)

            - (b) Amendment No. 1, dated May 1, 1997, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(6)

            - (c) Amendment No. 2, dated April 13, 2000, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(14)

            - (d) Amendment No. 3, dated February 16, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(18)

            - (e) Amendment No. 4, dated May 1, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(18)

            - (f) Amendment No. 5, dated October 5, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(18)

            - (g) Agreement No. 6, dated September 10, 2002, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(20)

    (14)    -     (a) Participation Agreement, dated December 18, 1996, between
                  Registrant and ML Life Insurance Company of New York.(5)

            - (b) Amendment No. 1, dated May 1, 1997, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York.(6)

            - (c) Amendment No. 2, dated April 3, 2000, to the Participation Agreement, dated December 18, 1996, by and between Registrant and ML Life Insurance Company of New York.(14)

            - (d) Amendment No. 3 dated February 16, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York.(18)

            - (e) Amendment No. 4, dated May 1, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York.(18)

            - (f) Amendment No. 5, dated October 5, 2001, to the Participation Agreement, dated, December 18, 1996, between Registrant and ML Life Insurance Company of New York.(18)

            - (g) Amendment No. 6, dated September 10, 2002, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York.(20)

    (15)    -     (a) Participation Agreement, dated February 14, 1997, between
                  Registrant and Pruco Life Insurance Company of New Jersey.(5)

            - (b) Amendment No. 1, dated November 8, 1999, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey.(14)

            - (c) Amendment No. 2, dated April 10, 2000, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey.(14)

    (16)    -     Participation Agreement, dated April 30, 1997, between
                  Registrant and Prudential Insurance Company of America.(6)

    (17)    -     Participation Agreement, dated October 30, 1997, between
                  Registrant and American Centurion Life Assurance Company.(6)

    (18)    -     (a) Participation Agreement, dated October 30, 1997, between
                  Registrant and American Enterprise Life Insurance Company.(6)

            - (a)(i) Letter Agreement, dated October 30, 1997, between American Enterprise Life Insurance Company and American Centurion Life Assurance Company.(6)

    (19)    -     Participation Agreement, dated November 20, 1997, between
                  Registrant and AIG Life Insurance Company.(6)

    (20)    -     Participation Agreement, dated November 20, 1997, between
                  Registrant and American International Life Assurance Company of New York.(6)

    (21)    -     (a) Participation Agreement, dated November 4, 1997, between
                  Registrant and Nationwide Life Insurance Company.(6)

            - (b) Amendment No. 1, dated June 15, 1998, to the Participation Agreement, dated November 4, 1997, between Registrant and Nationwide Life Insurance Company.(7)

    (22)    -     (a) Participation Agreement, dated December 3, 1997, between
                  Registrant and Security Life of Denver.(6)

            - (b) Amendment No. 1, dated June 23, 1998, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver.(7)

            - (c) Amendment No. 2, dated May 20, 1999, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company.(10)

            - (d) Amendment No. 3, dated November 1, 1999, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company.(12)

            - (e) Amendment No. 4, dated March 2, 2000, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company.(14)

            - (f) Amendment No. 5, dated December 28, 2000, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company.(14)

            - (g) Amendment No. 6, dated September 5, 2001, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company.(18)

    (23)    -     (a) Participation Agreement, dated December 31, 1997, between
                  Registrant and Cova Financial Services Life Insurance
                  Company.(6)

            - (b) Amendment No. 1, dated April 23, 1999, to the Participation Agreement, dated December 31, 1997, between Registrant and Cova Financial Services Life Insurance Company.(12)

            - (c) Amendment No. 2, dated September 1, 2000, to the Participation Agreement, dated December 31, 1997, between Registrant and Cova Financial Services Life Insurance Company.(14)

            - (d) Amendment No. 3, dated February 12, 2001, to the Participation Agreement, dated December 31, 1997, between Registrant and Met Life Investors Insurance Company (formerly Cova Financial Services Life Insurance Company).(18)

    (24)    -     (a) Participation Agreement, dated December 31, 1997, between
                  Registrant and Cova Financial Life Insurance Company.(6)

            - (b) Amendment No. 1, dated April 23, 1999, to the Participation Agreement, dated December 31, 1997, between Registrant and Cova Financial Life Insurance Company.(10)

            - (c) Amendment No. 2, dated February 12, 2001, to the Participation Agreement, dated April 23, 1999, between Registrant and Met Life Investors Insurance Company (formerly Cova Financial Life Insurance Company).(18)

    (25)    -     (a) Participation Agreement, dated February 2, 1998, between
                  Registrant and The Guardian Insurance & Annuity Company,
                  Inc.(7)

            - (b) Amendment No. 1, dated July 1, 1999, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance & Annuity Company, Inc.(11)

            - (c) Amendment No. 2, dated May 1, 2000, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance & Annuity Company, Inc.(14)

            - (d) Amendment No. 3, dated August 1, 2000, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance & Annuity Company.(14)

            - (e) Amendment No. 4, dated December 1, 2000, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance and Annuity Company, Inc.(18)

    (26)    -     (a) Participation Agreement, dated February 17, 1998, between
                  Registrant and Sun Life Assurance Company of Canada (U.S.).(7)

            - (b) Amendment No. 1, dated December 11, 1998, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(8)

            - (c) Amendment No. 2, dated March 15, 1999, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(14)

            - (d) Amendment No. 3, dated April 17, 2000, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(14)

            - (e) Amendment No. 4, dated May 1, 2000, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S).(18)

            - (f) Amendment No. 5, dated May 1, 2001, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(18)

            - (g) Amendment No. 6, dated September 1, 2001, to the Participation Agreement dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(18)

            - (h) Amendment No. 7, date April 1, 2002 to the Participation Agreement dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(20)

            - (i) Amendment No. 8, dated August 5, 2002, to the Participation Agreement dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(20)

    (27)    -     Participation Agreement, dated April 1, 1998, between
                  Registrant and United Life & Annuity Insurance Company.(7)

    (28)    -     (a) Participation Agreement, dated April 21, 1998, between
                  Registrant and Keyport Life Insurance Company.(7)

            - (b) Amendment No. 1, dated December 28, 1998, to the Participation Agreement, dated April 21, 1998, between Registrant and Keyport Life Insurance Company.(8)

            - (c) Amendment No. 2, dated March 12, 2001, to the Participation Agreement, dated April 21, 1998, between Registrant and Keyport Life Insurance Company.(18)

    (29)    -     (a) Participation Agreement, dated May 1, 1998, between
                  Registrant and PFL Life Insurance Company.(7)

            - (b) Amendment No. 1, dated June 30, 1998, to the Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company.(7)

            - (c) Amendment No. 2, dated November 27, 1998, to the Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company.(8)

            - (d) Amendment No. 3, dated August 1, 1999, to the Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company.(18)

            - (e) Amendment No. 4, dated February 28, 2001, to the Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company.(18)

            - (f) Amendment No. 5, dated July 1, 2001, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company).(18)

            - (g) Amendment No. 6, dated August 15, 2001, to the Participation Agreement dated May 1, 1998, between Transamerica Life Insurance Company (formerly PFL Life Insurance Company).(18)

            - (h) Amendment No. 7 dated May 1, 2002, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company).(20)

            - (i) Amendment No. 8 dated July 15, 2002, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company).(20)

            - (j) Amendment No. 9 dated December 1, 2002, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company).(20)

    (30)    -     Participation Agreement, dated May 1, 1998, between Registrant and Fortis Benefits Insurance Company.(7)

    (31)    -     (a) Participation Agreement, dated June 1, 1998, between
                  Registrant and American General Life Insurance Company.(7)

            - (b) Amendment No. 1, dated January 1, 1999, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(9)

            - (c) Amendment No. 2, dated September 29, 1999, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(14)

            - (d) Amendment No. 3, dated February 1, 2000, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(14)

            - (e) Amendment No. 4, dated November 1, 2000, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(18)

            - (f) Amendment No. 5, dated May 14, 2002, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(20)

    (32)    -     (a) Participation Agreement, dated June 16, 1998, between
                  Registrant and Lincoln National Life Insurance Company.(7)

            - (b) Amendment No. 1, dated November 20, 1998, to the Participation Agreement, dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company.(8)

            - (c) Amendment No. 2, dated May 1, 1999, to the Participation Agreement, dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company.(14)

            - (d) Amendment No. 3, dated October 14, 1999, to the Participation Agreement, dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company.(14)

            - (e) Amendment No. 4, dated May 1, 2000, to the Participation Agreement, dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company.(14)

            - (f) Amendment No. 5, dated July 15, 2000, to the Participation Agreement, dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company.(18)

            - (g) Amendment No. 6, dated July 15, 2001, to the Participation Agreement dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company.(18)

    (33)    -     (a) Participation Agreement, dated June 30, 1998, between
                  Registrant and Aetna Life Insurance and Annuity Company.(7)

            - (b) Amendment No. 1, dated October 1, 2000, to the Participation Agreement, dated June 20, 1998, between Registrant and AETNA Life Insurance and Annuity Company.(18)

    (34)    -     (a) Participation Agreement, dated July 1, 1998, between
                  Registrant and The Union Central Life Insurance Company.(8)

            - (b) Amendment dated January 1, 2003, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company.(20)

    (35)    -     Participation Agreement, dated July 1, 1998, between
                  Registrant and United Investors Life Insurance Company.(8)

    (36)    -     (a) Participation Agreement, dated July 2, 1998, between
                  Registrant and Hartford Life Insurance Company.(7)

            - (b) Amendment No. 1, dated April 29, 2002, to be effective as of November 1, 2000, to the Participation Agreement, dated July 2, 1998, between Registration and Hartford Life Insurance Company.(20)

            - (c) Amendment No. 2, dated September 20, 2001, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company.(20)

    (37)    -     (a) Participation Agreement, dated July 13, 1998, between
                  Registrant and Keyport Benefit Life Insurance Company.(7)

            - (b) Amendment No. 1, dated December 28, 1998 to the Participation Agreement, dated July 13, 1998, between Registrant and Keyport Benefit Life Insurance Company.(8)

    (38)    -     (a) Participation Agreement, dated July 27, 1998, between
                  Registrant and Allmerica Financial Life Insurance and Annuity
                  Company.(7)

            - (b) Amendment No. 1, dated February 11, 2000, to the Participation Agreement dated July 27, 1998 between Registrant and Allmerica Financial Life Insurance and Annuity Company.(13)

            - (c) Amendment No. 2, dated April 10, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and Allmerica Financial Life Insurance and Annuity Company.(14)

            - (d) Amendment No. 3, dated May 1, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and Allmerica Financial Life Insurance and Annuity Company.(14)

            - (e) Amendment No. 4, dated October 4, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and Allmerica Financial Life Insurance and Annuity Company.(14)

            - (f) Amendment No. 5, dated December 1, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and Allmerica Financial Life Insurance and Annuity Company.(18)

            - (g) Amendment No. 6, dated May 1, 2001, to the Participation Agreement dated July 27, 1998, between Registrant and Allmerica Financial Life Insurance and Annuity Company.(18)

            - (h) Amendment No. 7, dated May 1, 2002, to the Participation Agreement dated July 27, 1998, between Registrant and Allmerica Financial Life Insurance and Annuity Company.(20)

    (39)    -     (a) Participation Agreement, dated July 27, 1998, between
                  Registrant and First Allmerica Financial Life Insurance
                  Company.(7)

            - (b) Amendment No. 1, dated February 11, 2000, to the Participation Agreement dated July 27, 1998 between Registrant and First Allmerica Financial Life Insurance Company.(13)

            - (c) Amendment No. 2, dated April 10, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(14)

            - (d) Amendment No. 3, dated May 1, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(14)

            - (e) Amendment No. 4, dated October 4, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(14)

            - (f) Amendment No. 5, dated December 1, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(18)

            - (g) Amendment No. 6, dated May 1, 2001, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(18)

            - (h) Amendment No. 7, dated May 1, 2002, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(20)

    (40)    -     Participation Agreement, dated October 15, 1998, between
                  Registrant and Lincoln Life & Annuity Insurance Company of New
                  York.(9)

    (41)    -     (a) Participation Agreement, dated November 23, 1998, between
                  Registrant and American General Annuity Insurance Company.(8)

            - (b) Amendment No. 1, dated July 1, 1999, to the Participation Agreement dated November 23, 1998, between Registrant and American General Annuity Insurance Company.(11)

            - (c) Amendment No. 2, dated August 1, 2000, to the Participation Agreement, dated November 23, 1998, between Registrant and American General Annuity Insurance Company.(14)

    (42)    -     Participation Agreement, dated December 1, 1998, between
                  Registrant and the Prudential Insurance Company of America.(8)

    (43)    -     (a) Participation Agreement, dated February 1, 1999, between
                  Registrant and Sage Life Assurance of America, Inc.(9)

            - (b) Amendment No. 1, dated October 1, 2001, to the Participation Agreement, dated February 1, 1999, between Registrant and Sage Life Assurance of America, Inc.(18)

    (44)    -     (a) Participation Agreement, dated April 1, 1999, between
                  Registrant and Liberty Life Assurance Company of Boston.(9)

            - (b) Amendment No. 1, dated May 1, 2001, to the Participation Agreement, dated April 1, 1999, between Registrant and Liberty Life Assurance Company of Boston.(18)

    (45)    -     Participation Agreement, dated April 13, 1999, between
                  Registrant and Western-Southern Life Insurance Company.(10)

    (46)    -     Participation Agreement, dated May 1, 1999, between Registrant and Columbus Life Insurance Company.(10)

    (47)    -     Participation Agreement, dated April 26, 1999, between
                  Registrant and First Variable Life Insurance Company.(10)

    (48)    -     Participation Agreement, dated August 21, 1999, between
                  Registrant and Life Investors Insurance Company of
                  America.(11)

    (49)    -     Participation Agreement, dated June 8, 1999, between
                  Registrant and The Principal Life Insurance Company.(10)

    (50)    -     (a) Participation Agreement, dated June 8, 1999, between
                  Registrant and Principal Life Insurance Company.(11)

            - (b) Amendment, dated May 1, 2002, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(20)

            - (c) Amendment, dated August 15, 2002, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(20)

    (51)    -     Participation Agreement, dated June 14, 1999, between
                  Registrant and Security First Life Insurance Company.(11)

    (52)    -     (a) Participation Agreement, dated July 1, 1999, between
                  Registrant and Allstate Life Insurance Company.(11)

            - (b) Amendment No. 1, dated December 20, 2001, to the Participation Agreement, dated July 1, 1999, between Registrant and Allstate Life Insurance Company.(18)

    (53)    -     Participation Agreement, dated July 27, 1999, between
                  Registrant and Allianz Life Insurance Company of North
                  America.(11)

    (54)    -     Participation Agreement, dated July 27, 1999, between
                  Registrant and Preferred Life Insurance Company of New
                  York.(11)

    (55)    -     Participation Agreement, dated August 31, 1999, between
                  Registrant and John Hancock Mutual Life Insurance Company.(11)

    (56)    -     Participation Agreement, dated August 31, 1999, between
                  Registrant and The United States Life Insurance Company in the
                  City of New York.(11)

    (57)    -     (a) Participation Agreement, dated November 1, 1999, between
                  Registrant and AETNA Insurance Company of America.(12)

            - (b) Amendment No. 1, dated November 17, 2000, to the Participation Agreement dated November 1, 1999, between Registrant and AETNA Insurance Company of America.(18)

    (58)    -     Participation Agreement, dated January 28, 2000, between
                  Registrant and Northbrook Life Insurance Company.(13)

    (59)    -     Participation Agreement, dated March 2, 2000, between
                  Registrant and GE Life and Annuity Assurance Company.(14)

    (60)    -     Participation Agreement, dated March 27, 2000, between
                  Registrant and Reliastar Life Insurance Company of New
                  York.(14)

    (61)    -     Participation Agreement, dated March 27, 2000, between
                  Registrant and Northern Life Insurance Company.(14)

    (62)    -     Participation Agreement, dated March 27, 2000, between
                  Registrant and Reliastar Life Insurance Company.(14)

    (63)    -     (a) Participation Agreement, dated April 10, 2000, between
                  Registrant and Allmerica Financial Life Insurance and Annuity
                  Company.(14)

            - (b) Amendment No. 1, dated December 1, 2000, to the Participation Agreement, dated April 10, 2000, between Registrant and Allmerica Financial Life Insurance and Annuity Company.(18)

    (64)    -     Participation Agreement, dated April 14, 2000, between
                  Registrant and United Investors Life Insurance Company.(14)

    (65)    -     (a) Participation Agreement, dated April 17, 2000, between
                  Registrant and Sun Life Insurance and Annuity Company of New
                  York.(14)

            - (b) Amendment No. 1, dated April 27, 2000, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(20)

            - (c) Amendment No. 2, dated September 1, 2001, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(20)

            - (d) Amendment No. 3, dated April 1, 2002, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(20)

            - (e) Amendment No. 4, dated December 31, 2002, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(20)

    (66)    -     (a) Participation Agreement, dated August 1, 2000, between
                  Registrant and Kansas City Life Insurance Company.(14)

    (67)    -     (a) Participation Agreement, dated September 25, 2000, between
                  Registrant and Security Life of Denver Insurance Company.(14)

            - (b) Amendment No. 1, dated September 5, 2001, to the Private Placement Participation Agreement, dated September 25, 2000, between Registrant and Security Life of Denver Insurance Company.(18)

    (68)    -     (a) Participation Agreement, dated February 26, 1999, between
                  Registrant and American General Life Insurance Company.(18)

            - (b) Amendment No. 1, dated November 1, 2000, to the Participation Agreement, dated February 26, 1999, between Registrant and American General Life Insurance Company.(18)

    (69)    -     (a) Participation Agreement, dated April 3, 2000, between
                  Registrant and First Cova Life Insurance Company.(18)

            - (b) Amendment No. 1, dated February 12, 2001, to the Participation Agreement dated December 31, 1997, between Registrant and First Met Life Investors Insurance Company (formerly, First Cova Life Insurance Company).(18)

    (70)    -     Participation Agreement, dated February 1, 2001, between
                  Registrant and Peoples Benefit Life Insurance Company.(18)

    (71)    -     Participation Agreement, dated March 28, 2001, between
                  Registrant and Security Benefit Life Insurance Company.(18)

    (72)    -     Participation Agreement, dated March 29, 2001, between
                  Registrant and Phoenix Home Life Mutual Insurance Company.(18)

    (73)    -     Participation Agreement, dated March 29, 2001, between
                  Registrant and Phoenix Life and Annuity Company.(18)

    (74)    -     Participation Agreement, dated March 29, 2001, between
                  Registrant and PHL Variable Insurance Company.(18)

    (75)    -     Participation Agreement, dated April 4, 2001, between
                  Registrant and Annuity Investors Life Insurance Company.(18)

    (76)    -     Participation Agreement, dated April 17, 2001, between
                  Registrant and Sun Life Insurance and Annuity Company of New
                  York.(18)

    (77)    -     Participation Agreement, dated April 30, 2001, between
                  Registrant and Western Reserve Life Assurance Co. of Ohio.(18)

    (78)    -     Participation Agreement, dated July 13, 2001, between
                  Registrant and Golden American Life Insurance Company.(18)

    (79)    -     (a) Participation Agreement, dated July 24, 2001, between
                  Registrant and Lincoln Benefit Life Company.(18)

            - (b) Amendment No. 1, dated December 18, 2002, to the Participation Agreement, dated July 24, 2001, between Registrant and Lincoln Benefit Life Company.(20)

    (80)    -     Participation Agreement, dated October 1, 2001, between
                  Registrant and The Travelers Life and Annuity Company.(18)

    (81)    -     Participation Agreement, dated November 1, 2001, between
                  Registrant and The American Life Insurance Company of New
                  York.(18)

    (82)    -     Accounting Services Agreement, dated March 31, 1993, between the Registrant and State Street Bank and Trust Company.(4)

    (83)    -     Agreement and Plan of Reorganization, dated December 7, 1999, between Registrant and AIM Variable Insurance Funds.(12)

    (84)    -     Participation Agreement, dated March 4, 2002, between
                  Registrant and Minnesota Life Insurance Company.(19)

    (85)    -     Participation Agreement, dated May 1, 2002, between Registrant and AUSA Life Insurance Company, Inc.(20)

    (86)    -     Participation Agreement, dated October 1, 2002, between
                  Registrant and CUNA Mutual Life Insurance Company.(20)

    (87)    -     (a) Memorandum of Agreement between Registrant, on behalf of
                  AIM V.I. Basic Value Fund and AIM V.I. Mid Cap Equity Fund, and A I M Advisors, Inc., dated July 1, 2001.(18)


            - (b) Memorandum of Agreement, between Registrant, on behalf of AIM V.I. Basic Value Fund and AIM V.I. Mid Cap Equity Fund, and A I M Advisors, Inc. regarding securities lending, dated July 1, 2001.(18)



    (88)    -     (a) Form of Memorandum of Agreement between Registrant, on behalf of AIM V.I. Large Cap Growth Fund and AIM V.I. Small
                  Cap Equity Fund, and A I M Advisors, Inc. (21)


            - (b) Form of Memorandum of Agreement between Registrant, on behalf of AIM V.I. Large Cap Growth Fund and AIM V.I. Small Cap Equity Fund, and A I M Advisors, Inc. regarding securities lending.(21)


     (89)   -     Agreement and Plan of Reorganization, dated December 10, 2003, between Registrant and INVESCO Variable Investment Funds,
                  Inc.(22)


i   (1)     -     (a) Opinion and Consent of Messrs. Freedman, Levy, Kroll &
                  Simonds regarding the AIM V.I. Capital Appreciation Fund, the
                  AIM V.I. Diversified Income Fund, the AIM V.I. Government
                  Securities Fund, the AIM V.I. Growth Fund, the AIM V.I.
                  International Equity Fund, the AIM V.I. Money Market Fund and the AIM V.I. Value Fund.(1)

            - (b) Opinion and Consent of Messrs. Freedman, Levy, Kroll & Simonds regarding the AIM V.I. Growth and Income Fund and the AIM V.I. Utilities Fund (presently the AIM V.I. Global Utilities Fund).(2)

            - (c) Opinion and Consent of Messrs. Freedman, Levy, Kroll & Simonds regarding the AIM V.I. Global Utilities Fund name change.(3)

            - (d) Opinion and Consent of Messrs. Freedman, Levy, Kroll & Simonds regarding AIM V.I. Aggressive Growth Fund, AIM V.I. Balanced Fund, AIM V.I. Capital Development Fund and AIM V.I. High Yield Fund.(6)

            - (e) Opinion and Consent of Messrs. Freedman, Levy, Kroll & Simonds regarding AIM V.I. Global Growth and Income Fund and AIM V.I. Telecommunications Fund.(7)

            - (f) Opinion and Consent of Messrs. Freedman, Levy, Kroll & Simonds regarding AIM V.I. Blue Chip Fund.(10)

            - (g) Opinion and Consent of Messrs. Freedman, Levy, Kroll & Simonds regarding AIM V.I. Dent Demographic Trends Fund.(11)

            - (h) Opinion and Consent of Messrs. Freedman, Levy, Kroll & Simonds regarding the redomestication of the Registrant.(13)

            - (i) Opinion and Consent of Messrs. Foley & Lardner regarding the addition of a Series II share class.(16)

            - (j) Opinion and Consent of Messrs. Foley & Lardner regarding the addition of AIM V.I. Basic Value Fund and AIM V.I. Mid Cap Equity Fund.(17)

            - (k) Opinion and Consent of Messrs. Foley & Lardner regarding the addition of AIM V.I. Large Cap Growth Fund and AIM V.I. Small Cap Equity Fund.(21)


            - (l) Opinion and Consent of Messrs. Foley & Lardner regarding the addition of AIM V.I. Real Estate Fund, INVESCO VIF - Core Equity Fund, INVESCO VIF - Dynamics Fund, INVESCO VIF - Financial Services Fund, INVESCO VIF - Growth Fund, INVESCO VIF - Health Sciences Fund, INVESCO VIF - High Yield Fund, INVESCO VIF - Leisure Fund, INVESCO VIF - Small Company Growth Fund, INVESCO VIF - Technology Fund, INVESCO VIF - Telecommunications Fund, INVESCO VIF - Total Return Fund and INVESCO VIF - Utilities Fund, to be filed by amendment.



j   (1)     -     Consent of Registrant's Independent Certified Public
                  Accountants, to be filed by amendment.



     (2)    -     Consent of Registrant's Independent Certified Public
                  Accountants, to be filed by amendment.


k           -     Financial Statements omitted from Item 22 - None.

l   (1)     -     (a) Agreements Concerning Initial Capitalization of the AIM
                  V.I. Capital Appreciation Fund, the AIM V.I. Diversified
                  Income Fund, the AIM V.I. Government Securities Fund, the AIM
                  V.I. Growth Fund, the AIM V.I. International Equity Fund, the
                  AIM V.I. Money Market Fund, and the AIM V.I. Value Fund.(4)

            - (b) Agreements Concerning Initial Capitalization of the AIM V.I. Growth and Income Fund and the AIM V.I. Utilities Fund.(4)

            - (c) Agreement Concerning Initial Capitalization of the AIM V.I. Aggressive Growth Fund, the AIM V.I. Balanced Fund, the AIM V.I. Capital Development Fund and the AIM V.I. High Yield Fund.(7)

            - (d) Agreement Concerning Initial Capitalization of the AIM V.I. Blue Chip Fund.(11)

            - (e) Agreement Concerning Initial Capitalization of the AIM V.I. Dent Demographic Trends Fund.(11)

            - (f) Agreement Concerning Initial Capitalization of the AIM V.I. Basic Value Fund and the AIM V.I. Mid Cap Equity Fund, dated September 7, 2001.(18)


            -     (g) Form of Agreement Concerning Initial Capitalization of the
                  AIM V.I. Large Cap Growth Fund and AIM V.I. Small Cap Equity
                  Fund.(21)
m   (1)     -     (a) Registrant's Master Distribution Plan pursuant to Rule
                  12b-1 for Series II shares.(17)

            - (b) Amendment No. 1 to the Registrant's Master Distribution Plan, dated September 7, 2001.(18)

            - (c) Amendment No. 2 to the Registrant's Master Distribution Plan, dated May 1, 2002.(20)


            - (d) Amendment No. 3 to the Registrant's Master Distribution Plan, dated August 29, 2003.(22)



            - (e) Form of Amendment No. 4 to the Registrant's Master Distribution Plan.(22)



n           -     Registrant's Amended and Restated Multiple Class Plan,
                  effective July 16, 2001, as amended and restated August 18, 2003.(22)


o           -     Reserved

p   (1)     -     A I M Management Group Inc. Code of Ethics adopted May 1, 1981 as last amended September 27, 2002 relating to A I M
                  Management Group Inc. and A I M Advisors, Inc. and its wholly owned and indirect subsidiaries.(20)

    (2)     -     Code of Ethics of Registrant effective as of September 23,
                  2000.(14)

----------

     (1) Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on April 19, 1993.

     (2) Incorporated herein by reference to Post-Effective Amendment No. 4, filed on November 3, 1994.

     (3) Incorporated herein by reference to Post-Effective Amendment No. 6, filed on April 26, 1995.

     (4) Incorporated herein by reference to Post-Effective Amendment No. 7, filed electronically on April 29, 1996.

     (5) Incorporated herein by reference to Post-Effective Amendment No. 8, filed electronically on April 23, 1997.

     (6) Incorporated herein by reference to Post-Effective Amendment No. 9, filed electronically on February 13, 1998.

     (7) Incorporated herein by reference to Post-Effective Amendment No. 10, filed electronically on October 2, 1998.

     (8) Incorporated herein by reference to Post-Effective Amendment No. 11, filed electronically on February 18, 1999.

     (9) Incorporated herein by reference to Post-Effective Amendment No. 12, filed electronically on April 29, 1999.

    (10) Incorporated herein by reference to Post-Effective Amendment No. 13, filed electronically on July 13, 1999.

    (11) Incorporated herein by reference to Post-Effective Amendment No. 14, filed electronically on September 28, 1999.

    (12) Incorporated herein by reference to Post-Effective Amendment No. 15, filed electronically on February 16, 2000.

    (13) Incorporated herein by reference to Post-Effective Amendment No. 16, filed electronically on February 17, 2000.

    (14) Incorporated herein by reference to Post-Effective Amendment No. 18, filed electronically on February 16, 2001.

    (15) Incorporated herein by reference to Post-Effective Amendment No. 19, filed electronically on April 12, 2001.

    (16) Incorporated herein by reference to Post Effective Amendment No. 20, filed electronically on May 29, 2001.

    (17) Incorporated herein by reference to Post Effective Amendment No. 21, filed electronically on July 18, 2001.

    (18) Incorporated herein by reference to Post Effective Amendment No. 22, filed electronically on February 12, 2002.

    (19) Incorporated herein by reference to Post Effective Amendment No. 24, filed electronically on April 30, 2002.
    (20) Incorporated herein by reference to Post Effective Amendment No. 25, filed electronically on April 29, 2003.


    (21) Incorporated herein by reference to Post Effective Amendment No. 26, filed electronically on June 18, 2003.



    (22)    Filed herewith electronically.


Item 24.    Persons Controlled by or Under Common Control with Registrant

            None.

Item 25.    Indemnification


            The Registrant's Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002, provides, among other things (i) that trustees and officers of the Registrant, when acting as such, shall not be personally liable for any act, omission or obligation of the Registrant or any trustee or officer (except for liabilities to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty); (ii) for the indemnification by the Registrant of the trustees, officers, employees and agents of the Registrant to the fullest extent permitted by the Delaware Business Trust Act and Bylaws and other applicable law; (iii) that shareholders of the Registrant shall not be personally liable for the debts, liabilities, obligations or expenses of the Registrant or any portfolio or class; and (iv) for the indemnification by the Registrant, out of the assets belonging to the applicable portfolio, of shareholders and former shareholders of the Registrant in case they are held personally liable solely by reason of being or having been shareholders of the Registrant or any portfolio or class and not because of their acts or omissions or for some other reason.


            Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. Insurance coverage is provided under a joint Mutual Fund & Investment Advisory Professional Directors & Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $35,000,000 limit of liability.

Item 26.    Business and Other Connections of Investment Advisor


            The only employment of a substantial nature of the Advisor's directors and officers is with the Advisor and its affiliated companies. Reference is also made to the caption "Fund Management--The Advisor" of the Prospectus which comprises Part A of this Registration Statement, and to the discussion under the caption "Management" of the Statement of Additional Information which comprises Part B of this Registration Statement, and to Item 27(b) of this Part C of the Registration Statement.

Item 27.    Principal Underwriters

(a) A I M Distributors, Inc. the Registrant's principal underwriter, also acts as a principal underwriter to the following investment companies:


                      AIM Combination Stock & Bond Funds


                      AIM Counselor Series Trust

                      AIM Equity Funds
                      AIM Floating Rate Fund
                      AIM Funds Group
                      AIM Growth Series

                      AIM International Mutual Funds

                      AIM Investment Funds
                      AIM Investment Securities Funds

                      AIM Sector Funds


                      AIM Special Opportunities Funds


                      AIM Stock Funds

                      AIM Summit Fund
                      AIM Tax-Exempt Funds

(b)


Name and Principal                                Position and Offices with               Positions and Offices
Business Address*                                        Underwriter                           with Registrant
Gene L. Needles                        Chairman, Director, President & Chief Executive    None
                                                           Officer

Mark H. Williamson                                         Director                       Trustee & Executive
                                                                                          Vice President

James L. Salners                                   Executive Vice President               None

Marilyn M. Miller                                  Executive Vice President               None

James E. Stueve                                    Executive Vice President               None

Raymond R. Cunningham                               Senior Vice President                 None

Glenda A. Dayton                                    Senior Vice President                 None

Gary K. Wendler                                     Senior Vice President                 None

Stephen H. Bitteker                                  First Vice President                 None

Kevin M. Carome                                         Vice President                    Senior  Vice   President  &
                                                                                          Chief Legal Officer

Mary A. Corcoran                                        Vice President                    None

Sidney M. Dilgren                                       Vice President                    Treasurer

Dawn M. Hawley                                    Vice President & Treasurer              None

Name and Principal                                Position and Offices with               Positions and Offices
Business Address*                                        Underwriter                           with Registrant
Ofelia M. Mayo                           Vice President, General Counsel & Assistant      Assistant Secretary
                                                          Secretary

Kim T. McAuliffe                                        Vice President                    None

Linda L. Warriner                                       Vice President                    None

Rebecca Starling-Klatt                   Assistant Vice President & Chief Compliance      None
                                                           Officer

Kathleen J. Pflueger                                      Secretary                       Assistant Secretary


----------

*    11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

(c)         Not applicable

Item 28.    Location of Accounts and Records

            A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, will maintain physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those maintained by the Registrant's Custodian and Transfer Agent State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

Item 29.    Management Services

            Not applicable.

Item 30.    Undertakings

            Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 13 day of February, 2004.

                                        Registrant: AIM VARIABLE INSURANCE FUNDS

                                        By: /s/ Robert H. Graham
                                            ------------------------------------
                                            Robert H. Graham, President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

                   SIGNATURES                                           TITLE                          DATE
                   ----------                                           -----                          ----
              /s/ Robert H. Graham                          Chairman, Trustee & President         February 13, 2004
        ----------------------------------------            (Principal Executive Officer)
              (Robert H. Graham)

                    /s/ Frank S. Bayley*                               Trustee                    February 13, 2004
        ----------------------------------------
                (Frank S. Bayley)

                  /s/ Bruce L. Crockett*                               Trustee                    February 13, 2004
        ----------------------------------------
               (Bruce L. Crockett)

                   /s/ Albert R. Dowden*                               Trustee                    February 13, 2004
        ----------------------------------------
               (Albert R. Dowden)

                /s/ Edward K. Dunn, Jr.*                               Trustee                    February 13, 2004
        ----------------------------------------
              (Edward K. Dunn, Jr.)

                      /s/ Jack M. Fields*                              Trustee                    February 13, 2004
        ----------------------------------------
                (Jack M. Fields)

                     /s/ Carl Frischling*                              Trustee                    February 13, 2004
        ----------------------------------------
                (Carl Frischling)

               /s/ Prema Mathai-Davis*                                 Trustee                    February 13, 2004
        ----------------------------------------
              (Prema Mathai-Davis)

                  /s/ Lewis F. Pennock*                                Trustee                    February 13, 2004
        ----------------------------------------
               (Lewis F. Pennock)

                  /s/ Ruth H. Quigley*                                 Trustee                    February 13, 2004
        ----------------------------------------
               (Ruth H. Quigley)

                     /s/ Louis S. Sklar*                               Trustee                    February 13, 2004
        ----------------------------------------
               (Louis S. Sklar)

              /s/ Mark H. Williamson*                                 Trustee &                   February 13, 2004
        ----------------------------------------              Executive Vice President
             (Mark H. Williamson)

              /s/ Sidney M. Dilgren                          Vice President & Treasurer           February 13, 2004
        ----------------------------------------              (Principal Financial and
              (Sidney M. Dilgren)                                Accounting Officer)


  *By    /s/ Robert H. Graham
        ----------------------------------------
                Robert H. Graham
                Attorney-in-Fact

* Original Powers of Attorney authorizing Robert H. Graham and Kevin M. Carome, and each of them, to execute this Registration Statement of the Registrant on behalf of the above-named trustees and officers of the Registrant have been filed with the Securities and Exchange Commission with the Registration Statement of AIM Variable Insurance Funds on Form N-14 on December 31, 2003 and hereby are incorporated by reference.

                                INDEX TO EXHIBITS

Exhibit
Number        Description

a(1)(c) Amendment No. 2, effective December 10, 2003, to Amended and Restated Agreement and Declaration of Trust of Registrant.

a(1)(d) Amendment No. 3, effective April 30, 2004, to Amended and Restated Agreement and Declaration of Trust of Registrant.

d(1)(e) Amendment No. 4, dated August 29, 2003, to Master Investment Advisory Agreement, dated May 1, 2000, between Registrant and A I M Advisors, Inc.

d(1)(f) Form of Amendment No. 5 to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.

d(2)(b) Form of Sub-Advisory Agreement between A I M Advisors, Inc. and INVESCO Institutional (N.A.), Inc.

e(1)(d) Amendment No. 3, dated August 29, 2003, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc.

e(1)(e) Form of Amendment No. 4 to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc.

f(3) Form of Director Deferred Compensation Agreement effective as amended March 7, 2000, September 28, 2001 and September 26, 2002.

h(1)(a) Amended and Restated Master Administrative Services Agreement, dated July 1, 2003, between Registrant and A I M Advisors, Inc.

h(1)(b) Form of Amendment No. 1, dated ____________, to Amended and Restated Master Administrative Services Agreement, dated July 1, 2003, between Registrant and A I M Advisors, Inc.

h(1)(c) Form of Amendment No. 2 to Amended and Restated Master Administrative Services Agreement between Registrant and A I M Advisors, Inc.

h(89) Agreement and Plan of Reorganization, dated December 10, 2003, between Registrant and INVESCO Variable Investment Funds, Inc.

m(1)(d) Amendment No. 3 to the Registrant's Master Distribution Plan, dated August 29, 2003.

m(1)(e)       Form of Amendment No. 4 to the Registrant's Master Distribution
              Plan.

n Registrant's Amended and Restated Multiple Class Plan effective July 16, 2001, as amended and restated effective August 18, 2003.






                                      C-21